UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022—October 31, 2023

Item 1: Reports to Shareholders

Annual Report   |   October 31, 2023
Vanguard Municipal Money Market Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended October 31, 2023
Municipal Money Market Fund	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,017.10	$0.76
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.45	0.77
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Municipal Money Market Fund
Fund Allocation (% of investments)
As of October 31, 2023
New York	13.0%
Texas	12.9
Multiple States	9.8
Illinois	7.3
Ohio	4.6
Colorado	3.7
Florida	3.7
Michigan	3.3
Missouri	3.2
Virginia	2.9
Pennsylvania	2.8
Connecticut	2.6
Massachusetts	2.5
Tennessee	2.0
South Carolina	1.9
District of Columbia	1.8
Wisconsin	1.8
Georgia	1.7
Nebraska	1.6
Washington	1.5
Maryland	1.5
Utah	1.5
Nevada	1.4
Oregon	1.3
Alaska	1.0
North Carolina	1.0
Other	7.7
3

Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (93.8%)
Alabama (0.1%)
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	1,965	1,965
[1]	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	5,585	5,585
[1,2]	Homewood AL Educational Building Authority College & University Revenue TOB VRDO	4.130%	11/7/23	3,165	3,165
[1,2]	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	7,635	7,635
					18,350
Alaska (1.0%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	31,620	31,620
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	32,155	32,155
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	33,135	33,135
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	56,870	56,870
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	18,800	18,800
					172,580
Arizona (0.7%)
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	10,000	10,000
	Arizona State University College & University Revenue VRDO	4.050%	11/7/23	13,435	13,435
	Arizona State University College & University Revenue VRDO	4.100%	11/7/23	885	885
[1]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	3,280	3,280
[1,2]	Maricopa County AZ IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	21,270	21,270
[1,2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/7/23	9,225	9,225
[1,2]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.240%	11/7/23	18,695	18,695
[1,2]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.240%	11/7/23	13,500	13,500
4

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mesa AZ Utility System Water Revenue TOB VRDO	3.610%	11/7/23	33,060	33,060
					123,350
Arkansas (0.3%)
[1,2]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.320%	11/1/23	47,225	47,225
California (0.4%)
[1]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	4.120%	11/7/23	23,650	23,650
[1,2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.220%	11/7/23	29,500	29,500
[1]	Los Angeles Department of Airports Port, Airport & Marina Revenue TOB VRDO	4.140%	11/7/23	4,000	4,000
[1]	Nuveen California Quality Municipal Income Fund VRDO VRDP	4.160%	11/2/23	9,500	9,500
					66,650
Colorado (3.5%)
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	3,715	3,715
[1]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	1,730	1,730
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	55,490	55,490
[1]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,375	3,375
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	11/7/23	1,470	1,470
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	11/7/23	18,815	18,815
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	12,165	12,165
[2]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	4.180%	11/7/23	7,700	7,700
	Colorado Housing and Finance Authority Local or Guranteed Housing Revenue VRDO	4.100%	11/7/23	15,045	15,045
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue TOB VRDO	4.130%	11/7/23	7,200	7,200
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	4.070%	11/7/23	58,145	58,145
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	4.080%	11/7/23	13,505	13,505
[1]	Colorado State Building Excellent Schools Lease (Appropriation) Revenue TOB VRDO	4.000%	11/1/23	4,520	4,520
[1]	Denver City & County CO Airport System Port, Airport & Marina Revenue TOB VRDO	4.200%	11/7/23	3,750	3,750
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.140%	11/7/23	6,665	6,665
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	4,800	4,800
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	6,680	6,680
[1,2]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	18,140	18,140
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	12,865	12,865
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.230%	11/7/23	8,510	8,510
5

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Denver CO City & County Airport System Port, Airport & Marina Revenue TOB VRDO	4.340%	11/7/23	5,250	5,251
[1]	Denver CO City & County Dedicated Excise Tax Hotel Occupancy Tax Revenue TOB VRDO	4.150%	11/7/23	4,205	4,205
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB VRDO	4.120%	11/7/23	4,000	4,000
[1]	Denver CO City & County Hotel Occupancy Tax Revenue TOB VRDO	4.120%	11/7/23	8,675	8,675
[2]	Holland Creek Metropolitan District Water Revenue VRDO	4.060%	11/7/23	5,610	5,610
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	37,680	37,680
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	4,100	4,100
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	45,915	45,915
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	82,150	82,150
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	10,925	10,925
[1]	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.110%	11/7/23	144,470	144,470
					617,266
Connecticut (2.5%)
[1,3]	Connecticut GO TOB VRDO	4.120%	11/7/23	4,005	4,005
[1]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.030%	11/1/23	10,740	10,740
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	16,145	16,145
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	10,000	10,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	35,000	35,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	19,995	19,995
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	46,800	46,800
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.090%	11/7/23	14,760	14,760
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	24,930	24,930
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	50,000	50,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	20,615	20,615
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	4.130%	11/7/23	12,820	12,820
[1,2]	Connecticut Special Tax Revenue TOB VRDO	4.120%	11/7/23	4,200	4,200
[1,2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	4,585	4,585
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/7/23	100,725	100,725
	Danbury CT BAN GO	5.000%	1/24/24	8,500	8,525
					433,845
6

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware (0.0%)
[2]	Delaware State Economic Development Authority Recreational Revenue VRDO	4.080%	11/7/23	2,585	2,585
District of Columbia (1.7%)
[1,2]	District of Columbia GO TOB VRDO	4.120%	11/7/23	28,600	28,600
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	4.150%	11/7/23	7,485	7,485
[1,2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.390%	11/1/23	45,800	45,800
[1,4]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	6,845	6,845
[1,2]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.240%	11/7/23	11,880	11,880
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.140%	11/7/23	40,505	40,505
[2]	District of Columbia Miscellaneous Revenue VRDO	4.080%	11/7/23	32,670	32,670
[1]	District of Columbia Water & Sewer Authority Water Revenue TOB VRDO	4.120%	11/7/23	3,755	3,755
[1,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	4.110%	11/7/23	6,190	6,190
	District of Columbia Water & Sewer Authority Water Revenue VRDO	4.140%	11/7/23	10,000	10,000
[1]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB VRDO	4.140%	11/7/23	4,940	4,940
[1,5]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue TOB VRDO	4.240%	11/7/23	20,255	20,255
[1]	Metropolitan Washington Airports Authority Aviation Revenue Port, Airport & Marina Revenue TOB VRDO	4.130%	11/7/23	5,500	5,500
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	4.130%	11/7/23	9,690	9,690
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	4.140%	11/7/23	10,970	10,970
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue TOB VRDO	4.100%	11/1/23	4,755	4,755
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	4.120%	11/7/23	18,750	18,750
[1]	Washington Metropolitan Area Transit Authority Dedicated Transit Revenue TOB VRDO	4.120%	11/7/23	15,295	15,295
[1]	Washington Metropolitan Area Transit Authority Transit Revenue TOB VRDO	4.130%	11/7/23	8,000	8,000
					291,885
Florida (3.4%)
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	4.120%	11/7/23	62,695	62,695
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	5,310	5,310
[1]	Doral FL GO Tob VRDO (Parks & Recreation Project)	4.000%	11/1/23	6,295	6,295
[1]	Florida Department of Transportation Turnpike System Highway Revenue TOB VRDO	4.120%	11/7/23	3,750	3,750
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.270%	11/1/23	25,250	25,250
[1]	Fort Lauderdale FL Water & Sewer Water Revenue TOB VRDO	4.120%	11/7/23	4,695	4,695
[1]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	4.140%	11/7/23	7,125	7,125
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	9,210	9,210
7

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	7,040	7,040
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.100%	11/1/23	3,590	3,590
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	1,875	1,875
[1]	Greater Orlando Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.190%	11/7/23	2,770	2,770
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	14,150	14,150
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.090%	11/7/23	9,830	9,830
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.140%	11/7/23	5,455	5,455
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.150%	11/7/23	3,400	3,400
[1]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.190%	11/7/23	7,500	7,500
[1,2]	Hillsborough FL Solid Waste & Resource Recovery Revenue TOB VRDO	4.120%	11/7/23	2,600	2,600
	JEA Water & Sewer System Water Revenue VRDO	4.070%	11/7/23	52,315	52,315
[1,2]	Lee County FL Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	6,390	6,390
[1]	Manatee FL Public Utilities Revenue Water Revenue TOB VRDO	4.140%	11/7/23	6,665	6,665
[1,2]	Miami-Dade County FL Educational Facilities Authority College & University Revenue TOB VRDO	4.130%	11/7/23	12,095	12,095
[2]	Miami-Dade County FL Recreational Revenue VRDO	4.080%	11/7/23	100,000	100,000
[1]	Miami-Dade County FL Transit System Sales Tax Revenue TOB VRDO	4.120%	11/7/23	9,555	9,555
[1,2]	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	1,795	1,795
[1,2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	6,310	6,310
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB VRDO	4.100%	11/1/23	15,910	15,910
[1,2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	2,810	2,810
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	4.080%	11/7/23	89,305	89,305
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	4.160%	11/7/23	25,000	25,000
	Orlando Utilities Commission Multiple Utility Revenue VRDO	4.160%	11/7/23	35,410	35,410
[1]	Orlando Utilities Commission Water Revenue TOB VRDO	4.120%	11/7/23	4,000	4,000
[2]	Palm Beach County FL Industrial Revenue VRDO	4.100%	11/7/23	4,300	4,300
[1]	Seminole County FL Miscellaneous Revenue TOB VRDO	4.120%	11/7/23	4,675	4,675
[1]	South Broward Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	7,130	7,130
[1]	St. Johns County FL Water & Sewer Water Revenue TOB VRDO	4.120%	11/7/23	11,150	11,150
[1,2]	Tallahassee FL Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,595	2,595
[1,5]	Tampa Bay FL Water Utility System Water Revenue TOB VRDO	4.120%	11/7/23	10,080	10,080
[1]	Tampa FL Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/7/23	4,615	4,615
[1]	Tampa FL Tobacco & Liquor Taxes Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,625	2,625
8

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	4.120%	11/7/23	5,000	5,000
					602,270
Georgia (1.6%)
[1]	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue TOB VRDO	4.190%	11/7/23	3,300	3,300
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	4.140%	11/7/23	4,000	4,000
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	3,525	3,525
[1]	Atlanta GA Department of Aviation Port, Airport & Marina Revenue TOB VRDO	4.230%	11/7/23	17,460	17,460
[1]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	1,800	1,800
[1]	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	3,135	3,135
[1,2]	Burke County GA Development Authority Pollution Control Revenue TOB VRDO	4.140%	11/7/23	32,000	32,000
[1]	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	4,820	4,820
[1,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	4.130%	11/7/23	11,990	11,990
[1,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	4.160%	11/7/23	5,500	5,500
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	4,170	4,170
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	4.200%	11/7/23	102,500	102,500
	Private Colleges & Universities Authority College & University Revenue VRDO	4.100%	11/7/23	78,620	78,620
[1]	Walton Industrial Building Authority Lease (Non-Terminable) Revenue (Walton County Jail Facility Project) TOB VRDO	4.140%	11/7/23	12,175	12,175
					284,995
Hawaii (0.4%)
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	5/28/24	14,845	14,845
[6]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	5/28/24	28,545	28,545
[1]	Hawaii GO TOB VRDO	3.310%	11/7/23	22,320	22,320
					65,710
Idaho (0.0%)
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	2/1/24	5,000	5,000
Illinois (6.9%)
[2]	Channahon IL Health, Hospital, Nursing Home Revenue VRDO	4.000%	11/7/23	5,875	5,875
[1,2]	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue TOB VRDO	4.150%	11/7/23	6,510	6,510
[1]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	4.120%	11/7/23	10,200	10,200
[1,2,7]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	4.130%	11/7/23	7,795	7,795
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	5,615	5,615
9

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Chicago Midway International Airport Port, Airport & Marina Revenue VRDO	4.120%	11/7/23	46,620	46,620
[2]	Illinois Development Finance Authority College & University Revenue VRDO	4.100%	11/7/23	4,500	4,500
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	4.050%	11/7/23	27,500	27,500
[2]	Illinois Development Finance Authority Private Schools Revenue VRDO	4.080%	11/7/23	11,700	11,700
[2]	Illinois Development Finance Authority Recreational Revenue VRDO	4.050%	11/7/23	13,850	13,850
	Illinois Educational Facilities Authority CP	3.700%	12/4/23	12,000	12,000
	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	20,000	20,000
	Illinois Educational Facilities Authority Lease Revenue VRDO	4.050%	11/7/23	9,021	9,021
[2]	Illinois Educational Facilities Authority Recreational Revenue VRDO	4.200%	11/7/23	15,645	15,645
[2]	Illinois Finance Authority College & University Revenue (Evangelical Project) VRDO	4.100%	11/7/23	6,700	6,700
[1]	Illinois Finance Authority College & University Revenue TOB VRDO	4.120%	11/7/23	6,665	6,665
[1,2]	Illinois Finance Authority College & University Revenue TOB VRDO	4.170%	11/7/23	98,230	98,230
[1,2]	Illinois Finance Authority College & University Revenue TOB VRDO	4.180%	11/7/23	78,750	78,750
	Illinois Finance Authority College & University Revenue VRDO	4.050%	11/7/23	36,859	36,859
[2]	Illinois Finance Authority College & University Revenue VRDO	4.050%	11/7/23	5,100	5,100
	Illinois Finance Authority College & University Revenue VRDO	4.050%	11/7/23	21,275	21,275
	Illinois Finance Authority College & University Revenue VRDO	4.070%	11/7/23	9,603	9,603
	Illinois Finance Authority College & University Revenue VRDO	4.100%	11/7/23	114,850	114,873
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	4,800	4,800
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	9,750	9,750
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	5,000	5,000
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	3,465	3,465
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	13,835	13,835
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	5,000	5,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.870%	11/1/23	4,300	4,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/7/23	33,100	33,100
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	48,575	48,575
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/7/23	75,940	75,940
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.420%	5/28/24	6,450	6,450
[2]	Illinois Finance Authority Miscellaneous Revenue VRDO	4.070%	11/7/23	50,375	50,375
10

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	4.050%	11/7/23	14,300	14,300
[2]	Illinois Finance Authority Recreational Revenue VRDO	4.080%	11/7/23	19,000	19,000
[2]	Illinois Finance Authority Recreational Revenue VRDO	4.080%	11/7/23	43,215	43,215
[2]	Illinois Finance Authority Recreational Revenue VRDO	4.130%	11/7/23	3,900	3,900
[2]	Illinois Finance Authority Telecom Revenue (WBEZ Alliance, Inc. Project) VRDO	4.070%	11/7/23	13,475	13,475
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.000%	11/7/23	50,000	50,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	11,385	11,385
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	40,000	40,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	9,130	9,130
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	14,485	14,485
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.110%	11/7/23	30,000	30,000
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	29,500	29,500
[1]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	4.120%	11/7/23	2,170	2,170
[1]	Illinois State Toll Highway Authority Highway Revenue TOB VRDO	4.140%	11/7/23	2,665	2,665
[1]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	4.150%	11/7/23	1,980	1,980
[1]	Illinois Toll Highway Authority Highway Revenue TOB VRDO	4.150%	11/7/23	1,310	1,310
[1,2]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	4.150%	11/7/23	17,200	17,200
[2]	Quad Cities Regional Economic Development Authority College & University Revenue VRDO	4.080%	11/7/23	8,100	8,100
[1,2]	Southwestern Illinois Development Authority Lease Health, Hospital, Nursing Home Revenue TOB VRDO	4.030%	11/1/23	51,155	51,155
[2]	University of Illinois College & University Revenue VRDO	4.120%	11/7/23	9,550	9,550
					1,207,996
Indiana (0.8%)
[2]	Elkhart County IN Local or Guaranteed Housing Revenue VRDO	4.150%	11/7/23	5,830	5,830
[1]	Greater Clark Building Corp. Lease (Abatement) Revenue TOB VRDO	4.150%	11/7/23	6,800	6,800
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.020%	11/1/23	27,000	27,000
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	10,490	10,490
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/7/23	7,130	7,130
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	2,500	2,500
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.090%	11/7/23	36,000	36,000
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	8,020	8,020
[1]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,620	2,620
[2]	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	9,530	9,530
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	3,605	3,605
11

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	11,455	11,455
[1]	Indianapolis IN Local Public Improvement Bond Bank Income Tax Revenue TOB VRDO	4.180%	11/7/23	3,500	3,500
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	4.000%	11/1/23	3,005	3,005
					137,485
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.110%	11/7/23	16,400	16,400
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	4.050%	11/7/23	14,800	14,800
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	4.050%	11/7/23	2,250	2,250
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	4,000	4,000
[1]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	4,250	4,250
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	16,110	16,110
					57,810
Kansas (0.0%)
[1,2]	Kansas Development Finance Authority Miscellaneous Revenue TOB VRDO	4.130%	11/7/23	1,575	1,575
[1]	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	4,300	4,300
					5,875
Kentucky (0.3%)
[1,2,7]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	4.140%	11/7/23	12,380	12,380
[1,2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.340%	11/1/23	22,515	22,515
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.750%	1/24/24	10,000	10,000
[2]	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue VRDO	4.200%	11/7/23	7,850	7,850
					52,745
Louisiana (0.5%)
[1]	Lafayette Parish School Board Sales Tax Revenue TOB VRDO	4.140%	11/7/23	8,695	8,695
[2]	Louisiana Housing Corp. Local or Guaranteed Housing Revenue VRDO	4.060%	11/7/23	14,870	14,870
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue PUT	4.000%	3/22/24	20,000	20,000
[1,2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.340%	11/1/23	20,000	20,000
[2]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	2,300	2,300
[1,2]	Louisiana Public Facilities Authority Revenue TOB VRDO	4.270%	11/1/23	23,715	23,715
					89,580
Maine (0.2%)
	Maine State Housing Authority Local or Guaranteed Housing Revenue VRDO	4.170%	11/7/23	28,000	28,000
12

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland (1.4%)
[1]	Baltimore MD Water Revenue TOB VRDO	4.120%	11/7/23	11,250	11,250
[1]	Eclipse Funding Trust GO TOB VRDO	3.290%	11/7/23	24,975	24,975
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	4,765	4,765
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue TOB VRDO	4.140%	11/7/23	3,865	3,865
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.060%	11/7/23	53,300	53,300
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	4.070%	11/7/23	60,550	60,550
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	4.120%	11/7/23	11,900	11,900
[1]	Maryland State Stadium Authority Lease (Appropriation) Revenue TOB VRDO	4.120%	11/7/23	36,000	36,000
[1]	Maryland State Stadium Authority Lottery Revenue TOB VRDO	4.000%	11/1/23	22,380	22,380
[1,2,6]	Maryland State Stadium Authority Lottery Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	4.290%	11/2/23	3,800	3,800
	Montgomery County MD GO TOB, Prere.	5.000%	11/1/23	13,350	13,350
					246,135
Massachusetts (2.4%)
	Commonwealth of Massachusetts GO	5.000%	8/1/24	11,010	11,112
[1,2]	Commonwealth of Massachusetts GO TOB VRDO	4.120%	11/7/23	20,000	20,000
[1]	Commonwealth of Massachusetts GO TOB VRDO	4.120%	11/7/23	5,500	5,500
[1]	Commonwealth of Massachusetts Miscellaneous GO TOB VRDO	4.130%	11/7/23	3,335	3,335
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	4.000%	11/1/23	4,000	4,000
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	4.090%	11/7/23	5,625	5,625
	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	4.100%	11/7/23	26,000	26,000
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	4.110%	11/7/23	8,000	8,000
[1,3,8]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	4.110%	11/7/23	9,900	9,900
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	7,200	7,200
[1,2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.240%	11/7/23	17,200	17,200
[1,2]	Massachusetts GO TOB VRDO	4.120%	11/7/23	55,000	55,000
[2]	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	4.140%	11/7/23	3,600	3,600
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/7/23	22,500	22,500
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	5,800	5,800
[1]	Massachusetts School Building Authority Sales Tax Revenue TOB VRDO	4.120%	11/7/23	4,570	4,570
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	4.050%	11/7/23	84,375	84,375
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	4.070%	11/7/23	11,550	11,550
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	4.130%	11/7/23	91,955	91,955
13

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Water Resources Authority Water Revenue VRDO	4.110%	11/7/23	22,425	22,425
					419,647
Michigan (3.1%)
[1,9]	Holly Area MI School District Okhaland GO TOB VRDO	4.140%	11/7/23	6,755	6,755
[6]	Kent Hospital Finance Authority Michigan Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.340%	5/28/24	40,255	40,255
[1,2]	Michigan Finance Authority College & University Revenue Health, Hospital, Nursing Home Revenue TOB VRDO	4.030%	11/1/23	94,335	94,335
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	42,545	42,545
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	29,275	29,275
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	4.160%	11/7/23	4,745	4,745
	Michigan Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	6,360	6,360
[1]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	1,250	1,250
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.090%	11/7/23	35,160	35,160
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	7,500	7,500
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	13,550	13,550
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.070%	11/7/23	9,105	9,105
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	18,195	18,195
[2]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	20,270	20,270
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.130%	11/7/23	92,920	92,920
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.130%	11/7/23	7,000	7,000
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.130%	11/7/23	18,780	18,780
[1]	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding MI Program) TOB VRDO	4.120%	11/7/23	6,345	6,345
[1]	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding MI Program) TOB VRDO	4.120%	11/7/23	5,000	5,000
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB VRDO	4.120%	11/7/23	5,600	5,600
[1]	Michigan Trunk Line Fuel Sales Tax Revenue TOB VRDO	4.120%	11/7/23	14,250	14,250
[2]	Oakland University College & University Revenue VRDO	4.000%	11/7/23	23,300	23,300
[1,2,9]	Trenton MI Public Schools School District GO TOB VRDO	3.990%	11/7/23	5,780	5,780
	University of Michigan College & University Revenue VRDO	4.050%	11/7/23	23,380	23,380
	University of Michigan CP	3.900%	11/16/23	7,250	7,250
					538,905
Minnesota (0.7%)
	Hennepin County MN GO VRDO	4.050%	11/7/23	45,460	45,460
	Hennepin County MN GO VRDO	4.180%	11/7/23	23,420	23,420
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	14,410	14,410
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	5,395	5,395
14

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	6,545	6,545
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.080%	11/7/23	26,465	26,465
[2]	Rochester MN Local or Guaranteed Housing Revenue VRDO	4.070%	11/7/23	3,565	3,565
[2]	St. Paul MN Housing & Redevelopment Authority Local or Guaranteed Housing Revenue (Highland Ridge Project) VRDO	4.060%	11/7/23	3,610	3,610
					128,870
Mississippi (0.4%)
	Mississippi Business Finance Corp. Industrial Revenue VRDO	4.080%	11/7/23	23,795	23,795
	Mississippi Business Finance Corp. Industrial Revenue VRDO	4.080%	11/7/23	7,000	7,000
[2]	Mississippi Development Bank Miscellaneous Revenue VRDO	4.150%	11/7/23	38,470	38,470
[1]	Mississippi Home Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.130%	11/7/23	5,200	5,200
					74,465
Missouri (3.0%)
[1]	Jackson County MO Appropriations Revenue TOB VRDO	4.170%	11/7/23	8,000	8,000
[1]	Jackson County MO Appropriations Revenue TOB VRDO	4.170%	11/7/23	10,000	10,000
[1,2]	Kansas City IDA Intergovernmental Agreement Revenue TOB VRDO	4.170%	11/7/23	3,020	3,020
[1,2,3]	Kansas City IDA Intergovernmental Agreement Revenue TOB VRDO	4.170%	11/7/23	8,055	8,055
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	4.200%	11/7/23	51,660	51,660
[2]	Kansas City MO Hotel Occupancy Tax Revenue VRDO	4.200%	11/7/23	11,055	11,055
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	20,000	20,000
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	3,750	3,750
[1]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,560	2,560
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	45,655	45,655
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	23,810	23,810
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	6,500	6,500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	70,400	70,400
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	10,200	10,200
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	45,270	45,270
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.110%	11/7/23	40,510	40,510
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.150%	11/7/23	37,900	37,900
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.150%	11/7/23	49,575	49,575
[1,2,6]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.290%	12/1/23	8,220	8,220
15

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Missouri Health & Educational Facilities Authority Medical Research Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/7/23	56,000	56,000
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue VRDO	4.110%	11/7/23	4,000	4,000
[1]	St. Louis MO Appropriations Revenue TOB VRDO	4.120%	11/7/23	10,640	10,640
					526,780
Montana (0.1%)
[1,3]	Montana State Board of Regents College & University Revenue TOB VRDO	4.120%	11/7/23	12,375	12,375
Multiple States (9.2%)
[1,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	4.110%	11/7/23	77,305	77,305
[1,10]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	35,805	35,805
[1]	Invesco Municipal Opportunity Trust TOB VRDO VRDP	4.550%	11/1/23	122,400	122,400
[1,2]	Invesco Value Municipal Income Trust TOB VRDO VRDP	4.550%	11/1/23	92,800	92,800
[1]	Invesco Van Kampen Trust TOB VRDO VRDP	4.550%	11/1/23	230,480	230,480
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.140%	11/2/23	109,700	109,700
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.150%	11/2/23	174,100	174,100
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.150%	11/2/23	105,200	105,200
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.140%	11/2/23	50,000	50,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.140%	11/2/23	63,400	63,400
[1]	Nuveen Municipal Credit Income Fund VRDO VRDP	4.190%	11/2/23	146,000	146,000
[1,2]	Nuveen Municipal Credit Opportunities Fund TOB VRDO VRDP	4.550%	11/1/23	74,700	74,700
	Nuveen Municipal Credit Opportunities Fund VRDO VRDP	4.190%	11/1/23	33,000	33,000
[1,2]	PIMCO Flexible Municipal Income Fund TOB VRDO	4.550%	11/1/23	77,100	77,100
[1]	Western Asset Intermediate Municipal Fund Inc. VRDO VRDP	4.190%	11/2/23	18,200	18,200
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	4.190%	11/2/23	146,575	146,575
[1]	Western Asset Managed Municipal Fund Inc. VRDO VRDP	4.190%	11/2/23	53,900	53,900
					1,610,665
Nebraska (1.5%)
[1,2]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	4,435	4,435
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	11/1/23	16,710	16,710
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	11/7/23	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	11/7/23	20,000	20,000
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.000%	11/7/23	26,170	26,170
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	6,900	6,900
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	12,315	12,315
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	7,100	7,100
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	12,175	12,175
16

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,11]	Nebraska Public Power Generation Agency GO VRDO	4.110%	11/7/23	76,870	76,870
[1,3,11]	Nebraska Public Power Generation Agency Revenue VRDO	4.110%	11/7/23	27,500	27,500
	Omaha Public Power District	3.750%	11/28/23	19,675	19,675
[1,3]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	4.020%	11/1/23	11,200	11,200
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	4.150%	11/7/23	4,490	4,490
[1]	University of Nebraska Facilities Corp College & University Revenue TOB VRDO	4.140%	11/7/23	4,200	4,200
					269,740
Nevada (1.3%)
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	4.050%	11/7/23	29,805	29,805
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	4.100%	11/7/23	18,810	18,810
[2]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	4.120%	11/7/23	57,400	57,400
[1]	Clark County NV GO TOB VRDO	4.200%	11/1/23	11,785	11,785
[1]	Clark County NV GO TOB VRDO	4.120%	11/7/23	3,275	3,275
[2]	Clark County NV Natural Gas Revenue VRDO	4.090%	11/7/23	28,745	28,745
[2]	Clark County NV Natural Gas Revenue VRDO	4.100%	11/7/23	50,000	50,000
[1]	Clark County Water Reclamation District GO TOB VRDO	4.120%	11/7/23	8,975	8,975
[1]	Clark County Water Reclamation District GO TOB VRDO	4.120%	11/7/23	6,400	6,400
[1]	Las Vegas Valley Water District GO TOB VRDO	4.120%	11/7/23	5,615	5,615
[1]	Las Vegas Valley Water District Nevada GO TOB VRDO	4.120%	11/7/23	13,825	13,825
					234,635
New Jersey (0.5%)
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	30,780	30,953
	Essex County Improvement Authority Lease (Non-Terminable) Revenue (Family Court Building Project)	5.000%	7/3/24	12,000	12,108
[2]	Essex County Improvement Authority Recreational Revenue VRDO	4.100%	11/7/23	4,300	4,300
[1]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB VRDO	4.120%	11/7/23	3,200	3,200
[1,2]	Middlesex County Improvement Authority Lease (Non-Terminable) Revenue TOB VRDO	4.120%	11/7/23	3,115	3,115
[1]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	4.120%	11/7/23	3,300	3,300
[1,2]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	4.160%	11/7/23	2,500	2,500
[1]	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	4.170%	11/7/23	1,220	1,220
	New Jersey Infrastructure Bank CP	4.100%	12/19/23	25,000	25,000
					85,696
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	38,160	38,160
[1]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.130%	11/7/23	5,480	5,480
					43,640
New York (12.2%)
[12]	Amherst NY GO	5.000%	11/1/24	29,714	30,016
	Battery Park City Authority Miscellaneous Revenue VRDO	4.050%	11/7/23	4,460	4,460
	Fairport Central School District BAN GO	4.500%	7/18/24	10,000	10,053
17

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Metropolitan Transportation Authority Miscellaneous Taxes Revenue VRDO	4.080%	11/7/23	24,775	24,775
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	4.080%	11/7/23	6,570	6,570
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	4.080%	11/7/23	22,605	22,605
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	4.090%	11/7/23	750	750
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	10,100	10,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	10,135	10,135
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	17,000	17,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.060%	11/7/23	46,400	46,400
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.070%	11/7/23	33,475	33,475
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.070%	11/7/23	8,100	8,100
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.080%	11/7/23	11,510	11,510
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.080%	11/7/23	12,350	12,350
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.080%	11/7/23	3,000	3,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	36,100	36,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	10,000	10,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	16,550	16,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	18,600	18,600
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	4.160%	11/7/23	33,700	33,700
[1]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,995	3,995
[1]	New York City Housing Development Corp. Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	6,135	6,135
[1,2]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	4.100%	11/1/23	25,400	25,400
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	4.110%	11/7/23	7,428	7,429
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	4.110%	11/7/23	7,425	7,425
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	4.110%	11/7/23	2,500	2,500
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	4.120%	11/7/23	50,000	50,000
[1]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	4.120%	11/7/23	24,270	24,270
[1]	New York City Municipal Water Finance Water Revenue TOB VRDO	4.120%	11/7/23	915	915
	New York City Municipal Water Finance Water Revenue VRDO	3.950%	11/1/23	2,300	2,300
	New York City Municipal Water Finance Water Revenue VRDO	4.030%	11/1/23	49,080	49,080
	New York City Municipal Water Finance Water Revenue VRDO	4.090%	11/7/23	43,145	43,145
18

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	New York City NY GO TOB VRDO	4.120%	11/7/23	15,750	15,750
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	4.110%	11/7/23	58,925	58,925
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.010%	11/7/23	9,920	9,920
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.120%	11/7/23	3,900	3,900
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.120%	11/7/23	8,405	8,405
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.120%	11/7/23	10,765	10,765
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	4.120%	11/7/23	8,000	8,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.030%	11/1/23	25,400	25,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	4.050%	11/7/23	68,735	68,735
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	4.100%	11/1/23	21,700	21,700
[1]	New York City Water & Sewer System Water Revenue TOB VRDO	4.120%	11/7/23	4,040	4,040
	New York City Water & Sewer System Water Revenue VRDO	4.030%	11/1/23	57,075	57,075
	New York City Water & Sewer System Water Revenue VRDO	4.040%	11/7/23	54,880	54,880
	New York City Water & Sewer System Water Revenue VRDO	4.040%	11/7/23	34,775	34,775
	New York City Water & Sewer System Water Revenue VRDO	4.090%	11/7/23	13,550	13,550
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	3.980%	11/7/23	8,085	8,085
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	4.190%	11/7/23	35,000	35,000
[1]	New York NY Ad Valorem Property Tax Revenue TOB VRDO	4.120%	11/7/23	2,400	2,400
[1]	New York NY Ad Valorem Property Tax Revenue TOB VRDO	4.120%	11/7/23	4,445	4,445
[1,2]	New York NY GO TOB VRDO	4.100%	11/1/23	33,215	33,215
[2]	New York NY GO VRDO	4.030%	11/1/23	1,500	1,500
[2]	New York NY GO VRDO	4.000%	11/7/23	36,375	36,375
[2]	New York NY GO VRDO	4.010%	11/7/23	47,640	47,640
[2]	New York NY GO VRDO	4.070%	11/7/23	144,745	144,745
[2]	New York NY GO VRDO	4.080%	11/7/23	26,340	26,340
[2]	New York NY GO VRDO	4.080%	11/7/23	22,415	22,415
[2]	New York NY GO VRDO	4.080%	11/7/23	1,050	1,050
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/7/23	13,640	13,640
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	4.100%	11/7/23	7,500	7,500
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	4.120%	11/7/23	4,000	4,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	4.120%	11/7/23	13,000	13,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	4.120%	11/7/23	1,835	1,835
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	4.120%	11/7/23	21,800	21,800
[2]	New York State Energy Research & Development Authority Industrial Revenue VRDO	4.120%	11/7/23	29,500	29,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.950%	11/7/23	35,150	35,150
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.070%	11/7/23	29,790	29,790
19

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	44,600	44,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	61,700	61,700
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	63,300	63,300
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	14,125	14,125
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	30,400	30,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	26,000	26,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	34,400	34,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	61,555	61,555
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	47,600	47,600
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.160%	11/7/23	54,500	54,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.160%	11/7/23	42,100	42,100
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	4.120%	11/7/23	9,345	9,345
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB VRDO	4.190%	11/7/23	62,975	62,975
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	4.180%	11/2/23	33,700	33,700
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	4,500	4,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	3,330	3,330
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	400	400
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB VRDO	4.120%	11/7/23	3,050	3,050
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.120%	11/7/23	5,335	5,335
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	4.120%	11/7/23	2,780	2,780
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	4.120%	11/7/23	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	4.120%	11/7/23	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	4.120%	11/7/23	8,900	8,900
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	4.120%	11/7/23	11,110	11,110
					2,145,793
North Carolina (0.9%)
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB VRDO	4.120%	11/7/23	5,870	5,870
[1]	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	2,000	2,000
[1]	Charlotte NC Water & Sewer System Water Revenue TOB VRDO	4.120%	11/7/23	2,276	2,276
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/7/23	65,250	65,250
20

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	4,200	4,200
[1,2,3]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	2,325	2,325
[2,13]	North Carolina Capital Facilities Finance Agency Local or Guaranteed Housing Revenue VRDO	4.080%	11/7/23	8,995	8,995
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	44,025	44,025
	Raleigh NC (Downtown Improvement Project) COP VRDO	4.200%	11/7/23	9,190	9,190
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	4.120%	11/7/23	15,590	15,590
					159,721
North Dakota (0.1%)
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,885	3,885
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,750	3,750
[1]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.130%	11/7/23	6,000	6,000
					13,635
Ohio (4.3%)
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	4.090%	11/7/23	37,940	37,940
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	4.090%	11/7/23	30,200	30,200
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	11,895	11,895
[1,2,7]	Brunswick City School District GO TOB VRDO	4.120%	11/7/23	2,750	2,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	4.050%	11/7/23	13,370	13,370
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	4.050%	11/7/23	13,025	13,025
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	4.080%	11/7/23	20,000	20,000
[2]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	4.120%	11/7/23	9,420	9,420
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue (Pooled Financing Program) VRDO	4.120%	11/7/23	1,775	1,775
[2]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	4.120%	11/7/23	8,795	8,795
	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	4.200%	11/7/23	36,135	36,135
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.500%	2/1/24	7,500	7,500
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,810	2,810
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/7/23	30,570	30,570
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	4.060%	11/7/23	24,130	24,130
[1]	Franklin County OH Hospital Facilities Lease Revenue TOB VRDO	4.130%	11/7/23	2,665	2,665
[1,2]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,535	2,535
[1,2]	Hamilton County OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	6,775	6,775
21

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	3,805	3,805
[2]	Lorain County Port Authority Private Schools Revenue (St. Ignatius High School Project) VRDO	4.080%	11/7/23	3,335	3,335
	Ohio GO VRDO	4.000%	11/7/23	15,165	15,165
[1,2]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	4.270%	11/1/23	81,750	81,750
[1,2]	Ohio Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	8,000	8,000
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/7/23	15,570	15,570
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	28,535	28,535
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	25,000	25,000
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	24,375	24,375
	Ohio Higher Educational Facility Commission	3.590%	11/16/23	45,300	45,300
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.950%	11/7/23	10,000	10,000
[1]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,200	3,200
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.170%	11/7/23	14,325	14,325
	Ohio Lease (Appropriation) Revenue VRDO	4.000%	11/7/23	32,380	32,380
	Ohio Lease (Appropriation) Revenue VRDO	4.000%	11/7/23	28,740	28,740
	Ohio Lease (Appropriation) Revenue VRDO	4.000%	11/7/23	2,800	2,800
	Ohio State University College & University Revenue TOB VRDO	3.950%	11/7/23	50,000	50,000
[1]	Ohio State University College & University Revenue TOB VRDO	4.130%	11/7/23	2,100	2,100
	Ohio State University College & University Revenue VRDO	4.000%	11/7/23	47,600	47,600
	Ohio State University College & University Revenue VRDO	4.060%	11/7/23	52,910	52,910
[1,3]	Summit County Green Local School District Ad Valorem Property Tax Revenue TOB VRDO	4.210%	11/7/23	3,750	3,750
					760,930
Oklahoma (0.1%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	14,330	14,330
[1]	Oklahoma State Water Resources Board Water Revenue TOB VRDO	4.000%	11/1/23	8,000	8,000
[1]	Oklahoma Water Resources Board Water Revenue TOB VRDO	4.120%	11/7/23	2,230	2,230
					24,560
Oregon (1.2%)
[1]	Multnomah County OR School District No. 1 Portland GO TOB VRDO	4.120%	11/7/23	20,190	20,190
[1]	Oregon City School District No. 62 GO TOB VRDO	4.130%	11/7/23	3,905	3,905
	Oregon GO VRDO	4.050%	11/7/23	2,400	2,400
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	4.000%	11/7/23	41,605	41,605
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	4.000%	11/7/23	24,600	24,600
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage program) VRDO	4.210%	11/7/23	34,155	34,155
[1]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	4.150%	11/7/23	375	375
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	13,140	13,140
22

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	4.170%	11/7/23	15,000	15,000
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	4.210%	11/7/23	4,995	4,995
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	4.130%	11/7/23	11,950	11,950
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	4.190%	11/7/23	3,145	3,145
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	4.210%	11/7/23	2,085	2,085
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	4.230%	11/7/23	11,250	11,250
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	4.230%	11/7/23	10,500	10,500
[1]	Port of Portland OR Airport Port, Airport & Marina Revenue TOB VRDO	4.340%	11/7/23	9,375	9,375
[1]	Washington & Multnomah Counties School District No. 48J Beaverton GO TOB VRDO	4.120%	11/7/23	2,665	2,665
					211,335
Pennsylvania (2.6%)
[1,2,3]	Allegheny County Airport Authority Port, Airport & Marina Revenue TOB VRDO	4.150%	11/7/23	2,665	2,665
	Butler County General Authority Miscellaneous Revenue VRDO	4.090%	11/7/23	24,855	24,855
[1,2,7]	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/7/23	1,685	1,685
[1,3]	Commonwealth Financing Authority Pennsylvania Tobacco Settlement Funded Revenue TOB VRDO	4.120%	11/7/23	5,410	5,410
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	4.080%	11/7/23	8,080	8,080
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	4.050%	11/7/23	39,320	39,320
[1,2]	Dubois PA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/7/23	2,250	2,250
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	4.100%	11/7/23	20,915	20,915
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	9,755	9,755
[2]	Jackson Township IDA Local or Guaranteed Housing Revenue VRDO	4.080%	11/7/23	14,250	14,250
[1]	Lehigh County PA General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	5,850	5,850
[2]	Lehigh County PA Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/7/23	33,120	33,120
[1,2]	Lehigh PA Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	2,855	2,855
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	4.130%	11/7/23	10,040	10,040
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	4.130%	11/7/23	7,885	7,885
	Northampton County General Purpose Authority College & University Revenue VRDO	4.130%	11/7/23	20,990	20,990
[1,2,3]	Pennsylvania Economic Development Financing Authority Airport Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	11,370	11,370
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,860	2,860
[2]	Pennsylvania Economic Development Financing Authority Water Revenue VRDO	4.130%	11/7/23	12,000	12,000
23

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.070%	11/7/23	11,725	11,725
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.000%	11/1/23	20,000	20,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,125	3,125
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	4,000	4,000
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	2,445	2,445
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.130%	11/7/23	3,590	3,590
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.130%	11/7/23	7,280	7,280
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	14,575	14,575
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	30,000	30,000
[1]	Pennsylvania State University College & University Revenue TOB VRDO	4.120%	11/7/23	3,200	3,200
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	4.120%	11/7/23	10,530	10,530
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	4.120%	11/7/23	5,835	5,835
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	4.120%	11/7/23	3,390	3,390
[1]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	4.120%	11/7/23	5,665	5,665
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	4.070%	11/7/23	28,200	28,200
[1]	Peters Township School District Washington County GO TOB VRDO	4.140%	11/7/23	4,780	4,780
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	4.070%	11/7/23	17,570	17,570
[1,2]	Philadelphia PA School District GO TOB VRDO	3.800%	11/7/23	6,930	6,930
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	4.120%	11/7/23	6,000	6,000
[1,2,3]	Philadelphia PA Water & Wastewater Water Revenue TOB VRDO	4.130%	11/7/23	8,800	8,800
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	14,170	14,170
[2]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	4.130%	11/7/23	7,185	7,185
					455,150
Rhode Island (0.3%)
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	4.100%	11/7/23	1,765	1,765
[2]	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	4.100%	11/7/23	22,505	22,505
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	4.100%	11/7/23	2,460	2,460
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB VRDO	4.120%	11/7/23	6,000	6,000
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue TOB VRDO	4.150%	11/7/23	5,000	5,000
[1]	Rhode Island Infrastructure Bank State Revolving Fund Water Revenue TOB VRDO	4.030%	11/1/23	12,000	12,000
					49,730
24

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Carolina (1.7%)
[1]	Columbia SC Waterworks & Sewer System Water Revenue TOB VRDO	3.860%	11/7/23	40,270	40,270
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.320%	11/1/23	98,400	98,400
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	9,270	9,270
[2]	South Carolina Jobs-Economic Development Authority Industrial Revenue VRDO	4.100%	11/7/23	34,555	34,555
[1,2]	South Carolina Ports Authority Port, Airport & Marina Revenue TOB VRDO	4.230%	11/7/23	2,905	2,905
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.120%	11/7/23	6,000	6,000
[2]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	4.120%	11/7/23	59,285	59,285
[1,2]	South Carolina Transportation Infrastructure Miscellaneous Revenue TOB VRDO	4.120%	11/7/23	2,600	2,600
[1,2]	South Corolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	11/1/23	52,105	52,105
					305,390
South Dakota (0.3%)
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	2,310	2,310
[1]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.130%	11/7/23	4,100	4,100
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	32,250	32,250
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	20,700	20,700
					59,360
Tennessee (1.8%)
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	4.100%	11/1/23	7,880	7,880
[2]	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	81,855	81,855
	Metropolitan Government Nashville & Davidson County TN CP	4.050%	1/16/24	25,000	25,000
[1,2,3]	Metropolitan Government of Nashville & Davidson County TN Intergovernmental Agreement Revenue TOB VRDO	4.120%	11/7/23	13,165	13,165
[1]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB VRDO	4.150%	11/7/23	1,215	1,215
[1,2]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue TOB VRDO	4.160%	11/7/23	5,440	5,440
[2]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	4.110%	11/7/23	5,540	5,540
	Shelby County TN GO VRDO	4.060%	11/7/23	117,650	117,650
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue (Wellmont Health System Project) TOB VRDO	4.270%	11/1/23	31,900	31,900
[1]	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	10,320	10,320
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB VRDO	4.120%	11/7/23	17,125	17,125
[1]	Tennessee State School Bond Authority Intergovernmental Agreement Revenue TOB VRDO	4.120%	11/7/23	6,700	6,700
					323,790
25

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Texas (12.2%)
[1]	Austin Community College District GO TOB VRDO	4.120%	11/7/23	16,730	16,730
	Austin TX CP	4.000%	12/6/23	33,545	33,545
[1]	Austin TX Electric Utility Electric Power & Light Revenue TOB VRDO	4.120%	11/7/23	5,335	5,335
[1,14]	Bastrop Independent School District GO TOB VRDO	4.130%	11/7/23	4,800	4,800
[1]	Bexar County Hospital District GO TOB VRDO	4.000%	11/1/23	19,600	19,600
[1]	Bexar TX Hospital District GO TOB VRDO	4.130%	11/7/23	11,480	11,480
	Board of Regents of the University of Texas System CP	3.900%	12/15/23	17,000	17,000
[1,14]	Bridge City Independent School District GO TOB VRDO	4.120%	11/7/23	2,605	2,605
[1,2]	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.220%	11/7/23	7,205	7,205
[1,14]	Crowley Independent School District GO TOB VRDO	4.120%	11/7/23	8,535	8,535
[1,14]	Crowley Independent School District GO TOB VRDO	4.120%	11/7/23	2,000	2,000
[1,14]	Crowley Independent School District GO TOB VRDO	4.120%	11/7/23	2,500	2,500
[1,14]	Cypress-Fairbanks Independent School District GO TOB VRDO	4.120%	11/7/23	2,915	2,915
[1]	Dallas Area Rapid Transit Sales Tax Revenue TOB VRDO	4.120%	11/7/23	2,370	2,370
[2]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	4.140%	11/7/23	2,650	2,650
[1,14]	Denton Independent School District GO TOB VRDO	4.110%	11/7/23	8,000	8,000
[1]	Eclipse Funding Trust GO TOB VRDO	3.830%	11/7/23	9,575	9,575
	El Paso Municipal Drainage Utility System Sewer Revenue	3.750%	11/7/23	10,000	10,000
	El Paso Municipal Drainage Utility System Sewer Revenue	3.800%	12/4/23	10,000	10,000
[1,2,6]	El Paso TX Water & Sewer Water Revenue TOB, SIFMA Municipal Swap Index Yield + 0.200%	4.290%	3/1/24	7,500	7,500
[1,14]	Forney Independent School District GO TOB VRDO	4.120%	11/7/23	2,770	2,770
[1]	Fort Worth TX Water & Sewer System Water Revenue TOB VRDO	4.120%	11/7/23	11,120	11,120
[1,2]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	4.120%	11/7/23	1,875	1,875
[1]	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue TOB VRDO	4.130%	11/7/23	6,200	6,200
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	51,400	51,400
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.070%	11/7/23	800	800
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.110%	11/7/23	18,300	18,300
[2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	20,000	20,000
[2]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	4.120%	11/7/23	41,470	41,470
[1,7]	Harris County Toll Road Authority Highway Revenue TOB VRDO	4.120%	11/7/23	2,590	2,590
[1,3]	Harris County TX GO TOB VRDO	4.120%	11/7/23	8,070	8,070
[1,3]	Harris County TX GO TOB VRDO	4.120%	11/7/23	8,160	8,160
[1]	Harris County TX Independent School District Ad Valorem Property Tax Revenue TOB VRDO	4.120%	11/7/23	1,875	1,875
[2]	Houston TX Combined Utility System Water Revenue VRDO	4.100%	11/7/23	58,795	58,795
[2]	Houston TX Combined Utility System Water Revenue VRDO	4.100%	11/7/23	34,385	34,385
[2]	Houston TX Combined Utility System Water Revenue VRDO	4.100%	11/7/23	49,300	49,300
[1,14]	Humble Independent School District GO TOB VRDO	4.120%	11/7/23	2,050	2,050
[1,3]	Lamar Consolidated Independent School District GO TOB VRDO	4.000%	11/1/23	20,080	20,080
[1]	Lamar Consolidated Independent School District GO TOB VRDO	4.120%	11/7/23	16,670	16,670
26

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lamar Consolidated Independent School District GO TOB VRDO	4.120%	11/7/23	22,500	22,500
[1,7,14]	Lamar Consolidated Independent School District GO TOB VRDO	4.120%	11/7/23	5,250	5,250
[1]	Lamar Consolidated Independent School District GO TOB VRDO	4.130%	11/7/23	7,895	7,895
	Lower Colorado River Authority CP	4.000%	12/28/23	9,500	9,500
[1,3]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB VRDO	4.120%	11/7/23	6,265	6,265
[1,14]	Medina Valley Independent School District GO TOB VRDO	4.120%	11/7/23	2,800	2,800
[1,14]	Medina Valley Independent School District GO TOB VRDO	4.130%	11/7/23	4,000	4,000
[14]	Mesquite Independent School District GO VRDO	4.140%	11/7/23	7,625	7,625
[1,14]	New Braunfels Independent School District GO TOB VRDO	4.120%	11/7/23	3,750	3,750
[1,14]	New Caney Independent School District GO TOB VRDO	4.130%	11/7/23	4,000	4,000
[1]	New Hope TX Cultural Education Facilities FinanceCorp. Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	3,985	3,985
[1,14]	Northwest Independent School District GO TOB VRDO	4.120%	11/7/23	2,660	2,660
[1]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,960	2,960
[1]	Pflugerville TX GO TOB VRDO	4.130%	11/7/23	18,250	18,250
[1,7]	Pflugerville TX GO TOB VRDO	4.140%	11/7/23	16,565	16,565
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB VRDO	4.120%	11/7/23	8,000	8,000
[1]	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue TOB VRDO	4.130%	11/7/23	10,200	10,200
[1,14]	Quinlan Independent School District GO TOB VRDO	4.000%	11/1/23	4,300	4,300
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	4.100%	11/7/23	6,500	6,500
	Red River Education Finance Corp. College & University Revenue VRDO	4.100%	11/7/23	30,000	30,000
[1,14]	Royse City Independent School District GO TOB VRDO	4.120%	11/7/23	3,465	3,465
[1,14]	Royse City TX Independent School District GO TOB VRDO	4.130%	11/7/23	3,200	3,200
[2]	San Antonio Housing Trust Finance Corp. Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	17,120	17,120
[2]	San Antonio Housing Trust Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	3,165	3,165
	San Antonio TX	3.500%	11/2/23	11,000	11,000
	San Antonio TX	3.800%	11/16/23	20,000	20,000
	San Antonio TX CP	4.050%	3/27/24	15,000	15,000
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	4.120%	11/7/23	5,440	5,440
[1]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	4.120%	11/7/23	3,330	3,330
	San Antonio TX Water System CP	3.950%	12/21/23	5,000	5,000
[1]	San Antonio Water System Water Revenue TOB VRDO	4.120%	11/7/23	2,000	2,000
[1]	Sherman TX GO TOB VRDO	4.140%	11/7/23	5,600	5,600
[1,14]	Smith County Chapel Hill Independent School District GO TOB VRDO	4.000%	11/1/23	5,935	5,935
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	30,000	30,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	3,000	3,000
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	2,745	2,745
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	7,475	7,475
27

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/7/23	2,245	2,245
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.000%	11/7/23	39,920	39,920
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	59,785	59,785
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	47,895	47,895
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.080%	11/7/23	23,900	23,900
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	9,655	9,655
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	21,965	21,965
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/7/23	27,290	27,290
[1]	Tarrant County Hospital District GO TOB VRDO	4.120%	11/7/23	12,745	12,745
[1]	Tarrant County TX GO TOB VRDO	4.120%	11/7/23	3,440	3,440
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	4.000%	11/1/23	1,900	1,900
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	4.000%	11/7/23	12,285	12,285
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	1,890	1,890
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,240	3,240
[1]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	2,760	2,760
[2]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue VRDO	4.090%	11/7/23	7,000	7,000
	Texas GO VRDO	4.050%	11/7/23	88,905	88,905
	Texas GO VRDO	4.100%	11/7/23	147,790	147,790
	Texas GO VRDO	4.100%	11/7/23	19,855	19,855
	Texas GO VRDO	4.100%	11/7/23	108,565	108,565
[2]	Texas GO VRDO	4.100%	11/7/23	37,940	37,940
	Texas GO VRDO	4.100%	11/7/23	186,500	186,500
	Texas GO VRDO	4.140%	11/7/23	19,545	19,545
	Texas GO VRDO	4.140%	11/7/23	13,555	13,555
	Texas GO VRDO	4.140%	11/7/23	11,300	11,300
	Texas GO VRDO	4.150%	11/7/23	1,000	1,000
	Texas GO VRDO	4.180%	11/7/23	43,710	43,710
	Texas State University System CP	3.800%	11/6/23	41,891	41,891
	Texas State University System CP	3.850%	12/6/23	127,967	127,967
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	4.110%	11/7/23	42,000	42,000
[1]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	4.120%	11/7/23	6,640	6,640
[1]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	4.120%	11/7/23	10,000	10,000
[1]	Texas Water Development Board Miscellaneous Revenue TOB VRDO	4.120%	11/7/23	10,135	10,135
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.110%	11/7/23	4,685	4,685
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.110%	11/7/23	4,235	4,235
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.120%	11/7/23	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.120%	11/7/23	3,000	3,000
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.120%	11/7/23	2,600	2,600
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.120%	11/7/23	2,000	2,000
28

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.130%	11/7/23	5,000	5,000
[1]	Texas Water Development Board Water Revenue TOB VRDO	4.130%	11/7/23	2,855	2,855
	University of Texas System College & University Revenue	3.680%	11/1/23	24,700	24,700
	University of Texas System College & University Revenue	3.700%	11/2/23	10,000	10,000
[1,14]	Waxahachie TX Independent School District GO TOB VRDO	4.130%	11/7/23	4,740	4,740
[1,14]	Ysleta Independent School District GO TOB VRDO	4.120%	11/7/23	4,000	4,000
[1,14]	Ysleta Independent School District GO TOB VRDO	4.120%	11/7/23	4,335	4,335
					2,133,098
Utah (1.4%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	44,200	44,200
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	38,480	38,480
[1,2]	Salt Lake City UT Airport Port, Airport & Marina Revenue TOB VRDO	4.170%	11/7/23	2,355	2,355
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	33,175	33,175
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	15,400	15,400
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	4.050%	11/7/23	55,915	55,915
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	44,370	44,370
[1]	Utah State University College & University Revenue TOB VRDO	4.140%	11/7/23	8,095	8,095
[1]	Utah State University Local or Guaranteed Housing Revenue TOB VRDO	4.040%	11/7/23	2,390	2,390
					244,380
Vermont (0.1%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	4.120%	11/7/23	17,545	17,545
Virginia (2.7%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.070%	11/7/23	32,985	32,985
	Fairfax County Economic Development Authority Revenue VRDO	4.000%	11/7/23	8,450	8,450
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	55,150	55,150
	Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	4.100%	11/7/23	46,965	46,965
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	4.120%	11/7/23	2,250	2,250
[1]	Hampton Roads Transportation Accountability Commission Appropriations Revenue TOB VRDO	4.120%	11/7/23	3,370	3,370
[1]	Hampton Roads Transportation Accountability Commission Appropriationss Revenue TOB VRDO	4.120%	11/7/23	5,500	5,500
[1]	Hampton Roads VA Transportation Accountability Commission Sales Tax Revenue TOB VRDO	4.170%	11/7/23	11,250	11,250
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.070%	11/7/23	1,735	1,735
	Loudoun County Economic Development Authority Industrial Revenue VRDO	4.070%	11/7/23	55,505	55,505
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	4.060%	11/7/23	46,605	46,605
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	4.070%	11/7/23	48,265	48,265
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	4.100%	11/7/23	40,595	40,595
29

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	4.100%	11/7/23	12,000	12,000
[1,2]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	5,000	5,000
[1,2]	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	11,415	11,415
[1]	Roanoke VA Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	10,010	10,010
[1]	Virginia Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	3,740	3,740
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	4.070%	11/7/23	30,000	30,000
	Virginia Small Business Financing Authority Industrial Revenue PUT	5.000%	11/15/24	35,000	35,000
[1,2,3]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	9,900	9,900
					475,690
Washington (1.4%)
[1,6]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB , SIFMA Municipal Swap Index Yield + 0.200%	4.290%	11/2/23	5,865	5,865
	King County WA GO VRDO	4.050%	11/7/23	5,000	5,000
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB VRDO	4.230%	11/7/23	6,325	6,325
[1]	Port of Seattle WA Port, Airport & Marina Revenue TOB VRDO	4.230%	11/7/23	2,580	2,580
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	4.080%	11/7/23	29,680	29,680
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	4.080%	11/7/23	14,615	14,615
[1]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	4.120%	11/7/23	3,330	3,330
	University of Washington CP	3.950%	11/7/23	19,000	19,000
	Washington GO	5.000%	8/1/24	5,000	5,045
[1]	Washington GO TOB VRDO	4.120%	11/7/23	1,675	1,675
[1]	Washington GO VRDO	4.140%	11/7/23	5,300	5,302
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	11,870	11,870
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	2,790	2,790
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	3,910	3,910
[2]	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project) VRDO	4.100%	11/7/23	3,440	3,440
[1,2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/7/23	8,025	8,025
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	4.090%	11/7/23	27,180	27,180
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	8,000	8,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.100%	11/7/23	28,635	28,635
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	33,000	33,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	12,160	12,160
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	4.120%	11/7/23	15,735	15,735
					253,162
30

Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin (1.7%)
	Madison Metropolitan School District Miscellaneous Revenue	5.000%	9/3/24	10,000	10,099
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/7/23	6,000	6,000
	Wisconsin CP	3.950%	11/6/23	33,808	33,808
	Wisconsin CP	3.800%	12/5/23	22,104	22,104
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	4.020%	11/1/23	20,000	20,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	4.120%	11/7/23	4,000	4,000
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	4.120%	11/7/23	3,900	3,900
[1,2]	Wisconsin Health & Educational Facilities Authority College & University Revenue TOB VRDO	4.170%	11/7/23	18,000	18,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.320%	11/1/23	16,390	16,390
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/7/23	4,060	4,060
[1]	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/7/23	9,690	9,690
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	34,755	34,755
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	24,295	24,295
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	23,335	23,335
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	15,925	15,925
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	8,000	8,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	8,000	8,000
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	4,700	4,700
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	4.110%	11/7/23	22,300	22,300
					289,361
Wyoming (0.3%)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.100%	11/7/23	31,000	31,000
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	3,595	3,595
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	4.050%	11/7/23	21,000	21,000
					55,595
Total Tax-Exempt Municipal Bonds (Cost $16,480,980)					16,480,980
31

Municipal Money Market Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (5.7%)
Money Market Fund (5.7%)
[15]	Vanguard Municipal Cash Management Fund (Cost $996,388)	4.058%	9,963,100	996,509
Total Investments (99.5%) (Cost $17,477,368)				17,477,489
Other Assets and Liabilities—Net (0.5%)				82,584
Net Assets (100%)				17,560,073
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $5,985,108,000, representing 34.1% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
8	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
9	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Municipal Money Market Fund
Statement of Assets and Liabilities
As of October 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,480,980)	16,480,980
Affiliated Issuers (Cost $996,388)	996,509
Total Investments in Securities	17,477,489
Investment in Vanguard	596
Cash	13,619
Receivables for Investment Securities Sold	106,118
Receivables for Accrued Income	94,744
Receivables for Capital Shares Issued	73,413
Other Assets	8,561
Total Assets	17,774,540
Liabilities
Payables for Investment Securities Purchased	181,479
Payables for Capital Shares Redeemed	25,117
Payables for Distributions	6,736
Payables to Vanguard	1,135
Total Liabilities	214,467
Net Assets	17,560,073
At October 31, 2023, net assets consisted of:

Paid-in Capital	17,559,639
Total Distributable Earnings (Loss)	434
Net Assets	17,560,073

Net Assets
Applicable to 17,557,178,031 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,560,073
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
33

Municipal Money Market Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	522,771
Total Income	522,771
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,147
Management and Administrative	21,177
Marketing and Distribution	1,269
Custodian Fees	196
Auditing Fees	27
Shareholders’ Reports	74
Trustees’ Fees and Expenses	9
Other Expenses	15
Total Expenses	24,914
Expenses Paid Indirectly	(196)
Net Expenses	24,718
Net Investment Income	498,053
Realized Net Gain (Loss) on Investment Securities Sold[1]	188
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	52
Net Increase (Decrease) in Net Assets Resulting from Operations	498,293
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $23,846,000, $62,000, and $52,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	498,053	107,427
Realized Net Gain (Loss)	188	246
Change in Unrealized Appreciation (Depreciation)	52	(95)
Net Increase (Decrease) in Net Assets Resulting from Operations	498,293	107,578
Distributions
Total Distributions	(498,309)	(108,364)
Capital Share Transactions (at $1.00 per share)
Issued	17,802,976	11,520,635
Issued in Lieu of Cash Distributions	432,754	96,173
Redeemed	(17,267,680)	(10,707,018)
Net Increase (Decrease) from Capital Share Transactions	968,050	909,790
Total Increase (Decrease)	968,034	909,004
Net Assets
Beginning of Period	16,592,039	15,683,035
End of Period	17,560,073	16,592,039

See accompanying Notes, which are an integral part of the Financial Statements.
35

Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0302	.0066	.0001	.007	.015
Net Realized and Unrealized Gain (Loss) on Investments	—	.0001	—	—	—
Total from Investment Operations	.0302	.0067	.0001	.007	.015
Distributions
Dividends from Net Investment Income	(.0302)	(.0066)	(.0001)	(.007)	(.015)
Distributions from Realized Capital Gains	(.0000)[2]	(.0001)	—	—	—
Total Distributions	(.0302)	(.0067)	(.0001)	(.007)	(.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.06%	0.67%	0.01%	0.68%	1.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,560	$16,592	$15,683	$17,736	$18,111
Ratio of Total Expenses to Average Net Assets[4]	0.15%[5]	0.13%[5]	0.08%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.02%	0.66%	0.01%	0.68%	1.47%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for the year ended October 31, 2022 and 0.15% for the year ended 2021. For the years ended 2023, 2020, and 2019, there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15% and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Municipal Money Market Fund
Notes to Financial Statements
Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
37

Municipal Money Market Fund
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $596,000, representing less than 0.01% of the fund’s net assets and 0.24% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $196,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods
38

Municipal Money Market Fund
for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	35
Undistributed Tax-Exempt Income	6,861
Undistributed Long-Term Gains	153
Net Unrealized Gains (Losses)	121
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(6,736)
Total	434
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	498,067	107,426
Ordinary Income*	12	103
Long-Term Capital Gains	230	835
Total	498,309	108,364
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,477,368
Gross Unrealized Appreciation	121
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	121
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2023, such purchases were $1,112,495,000 and sales were $1,309,730,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
39

Municipal Money Market Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
40

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Municipal Money Market Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
41

Tax information (unaudited)
The fund distributed $230,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.
42

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk
(2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q450 122023

Annual Report   |   October 31, 2023
Vanguard Ultra-Short-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Ultra-Short-Term Tax-Exempt Fund returned 2.77% for Investor Shares and 2.85% for Admiral Shares. The fund outperformed the 2.44% return of its expense-free benchmark index.
•	Early on, inflation continued to ease amid ongoing interest rate hikes by the Federal Reserve. Unexpected buoyancy in the labor market and consumer spending helped dial back expectations of a sustained recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Municipal bonds were not immune to the run-up in U.S. Treasury yields. As a whole, however, munis fundamentals remained solid and they fared better than the overall bond market, returning 2.64%, as measured by the Bloomberg Municipal Bond Index.
•	The main drivers of the fund’s outperformance came from its slightly shorter duration versus its benchmark index as interest rates were rising and its overweight allocation to credit, which fared well given the resilience in the economy.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

Advisor’s Report
For the 12 months ended October 31, 2023, Vanguard Ultra-Short-Term Tax-Exempt Fund returned 2.77% for Investor Shares and 2.85% for Admiral Shares. The fund outperformed the 2.44% return of its benchmark index and the 2.08% average return of its peer group.
With municipal bond yields rising, the 30-day SEC yield for Investor Shares ended the 12 months at 3.54%, up from 2.69% a year earlier. The 30-day yield for Admiral Shares climbed to 3.62%, up from 2.77%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
As communicated to fund shareholders previously, the name of the fund changed from Vanguard Short-Term Tax-Exempt Fund to Vanguard Ultra-Short-Term Tax-Exempt Fund at the end of February 2023. The fund’s investment objective, strategies, and policies remain unchanged.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
Central banks including the Federal Reserve, the European Central Bank, and the Bank of England reacted to the prospect of inflation remaining stubbornly high by aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period led several major central banks to slow the pace of their rate hikes or even hit pause.
Government bond yields rose across the maturity spectrum in major markets over the 12 months. Central bank action and some banking sector stress in March drove short-term rates higher in the first part of the period. Longer-term rates climbed more starting in July as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for an extended period.
The bellwether 10-year U.S. Treasury yield rose 0.88 percentage points to end the period at 4.93%. Longer-term Treasury yields saw a similar rise, with the 30-year Treasury yield climbing 0.93 percentage points to 5.09%.
As a whole, muni fundamentals remained solid, and munis fared better than the overall bond market-returning 2.64%, as measured by the Bloomberg Municipal
Bond Index-but they faced some challenges.
Muni yields initially eased off their October 2022 highs, but resumed their rise toward the end of the summer and finished the period higher across the maturity spectrum.
Muni mutual funds, especially shorter-term funds, also had to contend with outflows. With cash and money market funds paying more than they had in over a decade, some muni investors moved to the sidelines to wait out the volatility in rates.
Management of the fund
One main driver of the fund’s outperformance came from duration, which measures the price sensitivity of a portfolio to rate changes. A slightly shorter duration at times when rates were rising (and bond prices were falling) boosted relative performance.
The other main driver was our overweight allocation to credit. With strong demand for AAA-rated munis having pushed their valuations into rich territory and given the healthy fundamentals of this asset class, we felt comfortable focusing on lower-quality investment-grade munis, which were offering more yield and yet seemed unlikely to see their spreads widen significantly if the economy slowed.
Yield-curve positioning also modestly contributed to relative performance. We took a barbell approach: A good portion of the fund was in short-term cash-equivalent instruments and, as attractive opportunities arose, we locked in attractive returns by going further out the curve.
Outlook
While some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further rate increases, the tightening in monetary policy that has already taken place will continue working its way through the financial system. There’s a risk that wage
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2022	October 31, 2023
2 years	3.20%	3.75%
5 years	3.27	3.55
10 years	3.40	3.64
30 years	4.17	4.65
Source: Vanguard.
2

gains could contribute to inflation remaining sticky and above target. And consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut rates, they are likely for some time to remain well above the low levels we have become accustomed to since the global financial crisis.
Our outlook for munis is positive given the strength of their fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Once the yield curve begins to normalize, we expect cash flows into muni funds to pick up with investors reassessing the reinvestment risk of cash.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Stephen M. McFee, CFA,
Portfolio Manager
Adam M. Ferguson, CFA,
Portfolio Manager
Vanguard Fixed Income Group
November 8, 2023
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Ultra-Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,006.00	$0.86
Admiral™ Shares	1,000.00	1,006.40	0.46
Based on Hypothetical 5% Yearly Return
Ultra-Short-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

Ultra-Short-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Ultra-Short-Term Tax-Exempt Fund Investor Shares	2.77%	1.14%	0.91%	$10,953
Bloomberg 1 Year Municipal Bond Index	2.44	1.08	0.90	10,934
Bloomberg Municipal Bond Index	2.64	1.00	2.12	12,333

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Ultra-Short-Term Tax-Exempt Fund Admiral Shares	2.85%	1.22%	1.00%	$55,228
Bloomberg 1 Year Municipal Bond Index	2.44	1.08	0.90	54,669
Bloomberg Municipal Bond Index	2.64	1.00	2.12	61,666
See Financial Highlights for dividend and capital gains information.
5

Ultra-Short-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2023
New York	11.6%
Texas	11.6
Illinois	7.9
California	7.4
Alabama	5.1
New Jersey	4.5
Pennsylvania	3.9
Georgia	3.6
Ohio	3.5
Multiple States	3.1
Washington	3.0
Florida	2.7
Connecticut	2.7
Kentucky	2.0
Wisconsin	1.9
Michigan	1.9
Puerto Rico	1.7
Virginia	1.5
South Carolina	1.5
Maryland	1.4
Tennessee	1.4
Arizona	1.4
Minnesota	1.4
District of Columbia	1.4
North Carolina	1.4
Colorado	1.3
Louisiana	1.1
Missouri	1.0
Other	7.1
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

Ultra-Short-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (101.2%)
Alabama (5.1%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,279
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,415	1,458
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,370	1,425
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	2,250	2,328
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	5,000	5,173
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	100	101
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	270	272
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	630	631
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	245	247
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	2/1/25	2,010	2,016
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	1,060	1,066
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,085	10,135
[1]	Alabaster Board of Education Special Tax Revenue, Prere.	5.000%	9/1/24	165	166
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	575	585
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/25	2,825	2,864
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	210	209
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/24	205	206
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,010	3,982
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	275	273
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/24	250	251
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	247
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/25	175	176
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,130	4,065
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/25	225	227
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/26	275	277
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/26	1,805	1,826
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,300	4,185
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/26	2,785	2,793
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/26	415	420
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/26	1,850	1,878
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/27	150	152
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/27	1,300	1,320
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,305	4,132
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/27	3,000	3,030
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/27	555	563
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/27	1,170	1,191
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/28	510	518
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/28	1,540	1,566
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/28	550	559
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/28	1,280	1,302
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	1,810	1,809
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,985	2,961
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,919
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,006
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,091
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	57,980	55,846
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	5,000	5,059
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	20,240	18,590
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	52,170	50,989
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/24	695	694
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/25	755	745
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/26	810	792
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	9,670	9,370
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/23	875	874
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	868
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,473
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/26	3,095	2,998
7

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	99,095	95,448
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	49,565	49,300
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.540%	10/1/52	37,500	36,533
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	33,165	31,984
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	41,255	39,533
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	9,150	9,167
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	1,450	1,461
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/48	33,390	33,393
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of TSFR1M + 0.900%	4.537%	12/1/48	14,875	14,875
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.620%	4.810%	12/1/48	17,510	17,507
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	725	729
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	215	217
	Chatom Industrial Development Board Electric Power & Light Revenue PUT	4.000%	2/1/24	2,800	2,796
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	5/1/28	1,300	1,314
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	11/1/28	1,300	1,316
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	5/1/29	900	909
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	11/1/29	1,350	1,364
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	675	675
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	695	699
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	683
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,345	1,370
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,430	1,468
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,300	1,340
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,835	2,923
	Homewood AL GO, Prere.	5.000%	9/1/26	500	517
	Jacksonville State University College & University Revenue	4.000%	12/1/25	535	529
[2]	Jasper AL GO, Prere.	5.000%	3/1/24	4,595	4,611
[4]	Jefferson County AL Board of Education Special Tax Revenue TOB VRDO	4.050%	11/1/23	17,210	17,210
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	3,200	3,272
	Jefferson County AL Sewer Revenue	0.000%	10/1/28	2,675	1,962
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	2,000	2,076
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/23	650	650
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/24	1,025	1,014
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	49,370	48,257
	Mobile Alabama Industrial Development Board Industrial Revenue GO PUT	3.780%	6/16/26	3,150	3,088
	Montgomery AL GO	3.000%	12/1/23	250	250
	Montgomery AL GO	3.000%	12/1/24	205	202
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	100
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	850	830
	Prattville Industrial Development Board Industrial Revenue PUT	2.000%	10/1/24	825	805
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	47,845	47,630
[3]	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1), SIFMA Municipal Swap Index Yield + 0.650%	4.840%	4/1/49	1,000	1,000
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	125	124
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	73,340	72,857
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	895	890
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	552
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	850	829
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	3,850	3,619
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	518
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	866
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	737
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	2,950
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	2,260	2,238
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	19,010	18,943
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/25	170	170
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/26	185	185
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/27	1,000	1,003
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/27	330	332
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/28	1,200	1,205
[2]	Troy University College & University Revenue	5.000%	11/1/24	865	873
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	6,360	6,043
					823,349
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	246
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	205	207
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	223
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	275	280
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	353
8

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	465	478
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	12/1/23	450	449
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	3.000%	6/1/24	425	421
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/24	735	735
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/25	850	850
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/25	1,175	1,173
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/26	640	639
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,129
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,870	1,887
	Anchorage AK Electric Power & Light Revenue, Prere.	4.000%	12/1/24	590	590
	Borough of Matanuska-Susitna AK Lease (Appropriation) Revenue	5.250%	9/1/29	1,000	1,015
	North Slope Borough AK GO	5.000%	6/30/24	1,000	1,007
	North Slope Borough AK GO	5.000%	6/30/24	1,050	1,057
[5]	North Slope Borough AK GO	5.000%	6/30/24	5,000	5,031
[5]	North Slope Borough AK GO	5.000%	6/30/25	2,000	2,033
[5]	North Slope Borough AK GO	5.000%	6/30/26	1,030	1,056
[5]	North Slope Borough AK GO	5.000%	6/30/27	690	714
					21,573
Arizona (1.4%)
	Arizona Board of Regents (University of Arizona Projects) COP	5.000%	6/1/25	1,245	1,267
	Arizona Board of Regents (University of Arizona Projects) COP	5.000%	6/1/26	910	935
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	896
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,835	1,875
	Arizona COP	5.000%	9/1/24	15	15
	Arizona COP	5.000%	10/1/25	1,870	1,871
	Arizona COP, ETM	5.000%	9/1/24	35	35
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	12,750	13,163
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	155	155
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	130	131
[4,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	3,890	3,890
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.340%	1/1/46	4,000	3,929
[3]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	4.340%	11/4/25	750	750
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/24	595	590
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	1,160	1,140
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/25	215	211
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	1,250	1,208
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/27	230	222
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/25	145	147
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	751
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	673
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	734
[4]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/23	1,950	1,950
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/24	1,560	1,568
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/24	2,330	2,354
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/25	1,645	1,671
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/25	1,550	1,583
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,045
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,151
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,580	155
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,935	116
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,935	116
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	35	35
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/25	3,605	3,658
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/26	14,800	15,106
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/27	7,550	7,741
[4,6]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	11,000	11,000
	Arizona State University College & University Revenue	5.000%	8/1/24	1,125	1,134
	Arizona State University College & University Revenue	5.000%	8/1/25	820	836
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	150	151
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	6,410	6,473
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	135	131
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	162
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	111
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	11,815	11,516
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	430	421
[4,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	5,000	5,000
9

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	116
	Maricopa County AZ COP	5.000%	7/1/24	1,670	1,682
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	585	589
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	520	529
	Maricopa County Community College District GO	5.000%	7/1/24	75	76
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,725	2,729
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	70	71
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	2,825	2,857
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,476
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,543
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,000	1,017
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	5,410	5,442
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,185	5,283
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	6,325	6,536
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.660%	1/1/35	6,170	6,156
[3]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.990%	9/1/48	4,500	4,494
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,155	1,881
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,155	1,008
	Maricopa County Special Health Care District GO	5.000%	7/1/24	200	201
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,061
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,325	1,344
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,645
	Maricopa County Unified School District No. 4 Mesa (Project of 2018) GO	5.000%	7/1/25	960	977
	Maricopa County Unified School District No. 41 Gilbert GO	4.000%	7/1/24	1,265	1,267
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/25	3,735	3,811
	Maricopa County Unified School District No. 41 Gilbert GO	5.000%	7/1/26	2,050	2,113
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/25	570	582
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,134
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,360	1,385
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	110	111
	Mesa AZ GO	5.000%	7/1/24	535	539
	Mesa AZ Utility System Water Revenue	4.000%	7/1/26	1,000	1,005
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	377
	Peoria AZ Water & Wastewater Water Revenue	5.000%	7/15/25	1,220	1,242
	Phoenix AZ GO	4.000%	7/1/24	120	120
	Phoenix AZ GO	5.000%	7/1/24	90	91
	Phoenix AZ GO	5.000%	7/1/25	3,250	3,315
	Phoenix AZ GO	5.000%	7/1/26	3,250	3,354
	Phoenix AZ GO, ETM	4.000%	7/1/24	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/24	20	20
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/24	65	66
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,040	1,072
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/25	3,000	3,058
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/26	4,500	4,645
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/27	2,300	2,402
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	280	282
	Pima County AZ Sewer System Sewer Revenue, ETM	5.000%	7/1/24	105	106
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/25	315	307
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/26	325	313
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,910	2,912
	Regional Public Transportation Authority Sales Tax Revenue	5.250%	7/1/24	520	525
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	105	105
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	215	215
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	275	267
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.950%	4/1/29	15,000	15,000
	Yavapai County IDA Revenue	4.000%	10/1/24	2,125	2,122
	Yavapai County IDA Revenue	4.000%	10/1/25	2,145	2,140
	Yavapai County IDA Revenue	4.000%	10/1/26	2,215	2,212
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/24	2,050	2,062
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/25	605	614
[2]	Yavapai County Jail District Lease (Non-Terminable) Revenue	5.000%	7/1/26	2,010	2,062
					230,358
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	500	502
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,055	2,057
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	745	745
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/26	1,125	1,160
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	290	290
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	560	561
10

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,990	1,997
	Hot Springs School District No. 6 GO	5.000%	6/1/26	2,500	2,569
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	125	125
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	100	101
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	225	229
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,538
	Pulaski County Special School District GO	2.000%	2/1/25	1,460	1,408
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,810	1,846
	Rogers AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/26	1,880	1,934
					17,062
California (7.5%)
[6]	Abag Finance Authority for Nonprofit Corp. Miscellaneous Revenue VRDO	3.700%	11/2/23	4,325	4,325
[1,4,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	4.180%	11/2/23	6,729	6,729
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	745	763
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	2,460	2,519
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	12,295	12,788
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/24	275	276
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	11,225	11,114
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	6,090	5,893
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	5,900	5,767
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	3,320	3,200
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	1,000	891
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.470%	4/1/56	8,900	8,869
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.490%	4/1/56	5,000	4,846
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.600%	4/1/56	9,000	8,660
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	4/1/56	4,975	4,882
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.190%	4/1/45	20,435	20,432
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.290%	4/1/45	19,750	19,747
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.340%	4/1/36	11,230	11,220
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/24	500	499
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/24	600	598
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/25	845	840
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/25	900	891
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/26	1,505	1,486
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/26	1,250	1,228
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/27	900	910
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/28	1,640	1,656
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/28	1,560	1,578
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	22,305	21,538
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	3,220	3,063
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	61,361
[4,6]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	4.000%	11/1/23	11,200	11,200
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	750	753
	California GO	4.000%	11/1/23	100	100
	California GO	5.000%	11/1/23	50	50
	California GO	5.000%	11/1/23	550	550
	California GO	5.000%	11/1/23	60	60
	California GO	5.000%	11/1/23	115	115
	California GO	5.000%	2/1/24	5	5
	California GO	5.000%	8/1/24	35	35
	California GO	5.000%	8/1/24	35	35
	California GO	5.000%	8/1/24	225	227
	California GO	5.000%	8/1/24	125	126
	California GO	5.000%	9/1/24	55	56
	California GO	5.000%	9/1/24	5	5
	California GO	4.000%	10/1/24	65	65
	California GO	5.000%	11/1/24	40	40
	California GO	5.000%	11/1/24	485	486
	California GO	5.000%	12/1/24	2,690	2,694
	California GO	5.000%	12/1/24	460	461
	California GO	5.000%	12/1/24	40	40
	California GO	5.000%	11/1/25	34,360	35,229
	California GO	5.000%	12/1/25	860	861
	California GO	5.000%	12/1/25	1,970	1,971
	California GO	5.000%	3/1/26	2,700	2,744
	California GO	5.000%	8/1/26	1,990	2,022
	California GO	4.000%	9/1/26	13,830	13,934
	California GO	5.000%	9/1/26	2,700	2,763
	California GO	5.000%	9/1/26	10,000	10,355
11

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/26	670	691
	California GO	5.000%	11/1/26	36,135	37,506
	California GO	4.000%	8/1/27	1,820	1,831
	California GO	5.000%	10/1/27	2,470	2,547
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	135	135
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	280	280
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	65	66
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	600	601
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	690	694
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	225	223
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,000	1,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,655	1,635
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	10,585	10,533
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	4,455	4,451
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	20,240	19,901
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,130	1,087
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	4,980	5,065
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	4,095	4,163
[4,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/2/23	8,490	8,490
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	30,415	30,378
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,515	1,500
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	2,455	2,359
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	5.090%	8/1/72	21,535	21,167
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	562
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/31	200	200
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	11,500	11,402
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	13,100	12,988
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	6,130	6,078
[3]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.790%	12/1/50	5,875	5,715
[1]	California Municipal Finance Authority COP	5.000%	11/1/27	275	283
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	2,000	2,001
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	270	259
[4]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	4.050%	11/1/23	8,480	8,480
[1,4]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.240%	11/2/23	2,340	2,340
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,208
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	700	702
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	125	126
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	1,525	1,554
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/25	630	636
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	2,075	2,124
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,595
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	4,500	4,652
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	4,250	4,402
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	1,085	1,087
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	1,690	1,732
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,060	2,111
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/26	22,595	23,428
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/27	27,310	28,681
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/28	9,500	10,100
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	820	827
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	740	755
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	940	974
	California State University College & University Revenue PUT	0.550%	11/1/26	5,200	4,505
	California State University College & University Revenue PUT	3.125%	11/1/26	3,000	2,918
	California State University College & University Revenue, Prere.	5.000%	11/1/23	75	75
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,380
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,085	1,097
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.500%	7/1/40	31,900	31,900
[4,6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	4.050%	11/1/23	8,500	8,500
	Cerritos Community College District GO	0.000%	8/1/26	2,150	1,918
	Chaffey Joint Union High School District GO	4.000%	2/1/24	425	425
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/24	40	40
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/24	120	121
	East Side Union High School District GO	2.000%	8/1/24	6,415	6,285
	East Side Union High School District GO	2.000%	8/1/25	1,890	1,802
12

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	4.290%	7/1/46	7,115	7,096
[8]	Empire Union School District Special Tax Revenue	0.000%	10/1/24	1,360	1,308
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	75	76
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	315	301
	Fresno Unified School District GO	2.000%	8/1/24	760	746
	Fresno Unified School District GO	2.000%	8/1/25	700	667
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	3,545	3,614
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	765	780
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	54,475	55,573
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	235	237
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/24	280	282
	Long Beach CA Marina System Port, Airport & Marina Revenue	5.000%	5/15/26	745	746
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	45	45
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	40	40
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	85	86
	Los Angeles CA Unified School District GO	5.000%	7/1/24	65	66
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,835	2,939
[4,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.540%	11/2/23	5,860	5,860
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	85	86
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	50	50
	Los Angeles Department of Airports Port, Airport & Marina Revenue, ETM	5.000%	5/15/24	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	5,800	5,931
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	2,150	2,231
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	1,500	1,556
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	50	50
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,415
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	4,035	4,126
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	25	25
	Los Rios Community College District GO	3.000%	8/1/24	5,000	4,948
	Los Rios Community College District GO	3.000%	8/1/25	6,500	6,380
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	182
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	19,675	19,634
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	7,500	7,484
[3]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/47	8,750	8,732
[9]	Modesto Elementary School District/Stanislaus County GO	0.000%	8/1/25	1,945	1,807
[9]	North Orange County CA Community College District GO	0.000%	8/1/26	3,000	2,677
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	611
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	37,825	37,586
[4]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.540%	11/1/23	22,100	22,100
	Orange County CA Airport Port, Airport & Marina Revenue, ETM	5.000%	7/1/24	235	237
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,500	1,500
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	997
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24	2,440	2,457
[1]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	5,000	5,077
	Poway Unified School District GO	5.000%	8/1/27	1,425	1,435
	Roseville CA Special Tax Revenue	5.000%	9/1/27	1,000	1,008
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	50	50
[1]	Sacramento CA City Unified School District GO	4.000%	7/1/26	1,100	1,102
	Sacramento County CA Special Tax Revenue	5.000%	9/1/24	1,000	1,003
	Sacramento County CA Special Tax Revenue	5.000%	9/1/25	1,500	1,507
	Sacramento County CA Special Tax Revenue	5.000%	9/1/26	3,850	3,873
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	7/1/24	45	45
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	835	846
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	845	863
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,000	3,066
[5]	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	6,850	6,939
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/24	145	145
	San Francisco CA City & County GO	5.000%	6/15/25	240	240
	San Francisco CA City & County GO	2.000%	6/15/26	3,860	3,599
	San Francisco CA City & County GO	5.000%	6/15/26	1,500	1,501
	San Francisco CA City & County GO	4.000%	6/15/28	455	455
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	55	56
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	2,030	2,057
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	50	50
	San Francisco City & County CA GO	5.000%	6/15/24	150	150
[4,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.590%	11/2/23	21,000	21,000
[4,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.590%	11/2/23	50,000	50,000
[4,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.590%	11/2/23	31,210	31,210
13

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	50,000	46,049
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,625
	San Francisco County Transportation Authority Sales Tax Revenue	4.000%	2/1/24	130	130
	San Francisco Unified School District GO	4.000%	6/15/24	75	75
[9]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	7,076
[2]	San Leandro Unified School District GO	4.000%	8/1/24	200	200
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/24	105	106
	San Mateo Joint Powers Financing Authority Lease (Appropriation) Revenue	5.000%	7/15/26	115	120
[9]	San Mateo Union High School District GO	0.000%	9/1/26	2,000	1,787
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	3.500%	11/1/23	54,300	54,300
	Santa Monica Community College District GO	5.000%	8/1/25	2,585	2,587
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	800	818
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,050	18,877
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,260	1,267
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,250	1,270
	Tulare CA Sewer Revenue	4.000%	11/15/23	670	670
[1]	Tulare CA Sewer Revenue	5.000%	11/15/24	705	713
[1]	Tulare CA Sewer Revenue	5.000%	11/15/25	740	758
	Tuolumne Wind Project Authority Electric Power & Light Revenue (Tuolumne Wind Project)	5.000%	1/1/24	20	20
	United Water Conservation District COP	5.000%	10/1/24	845	854
	University of California College & University Revenue	4.000%	5/15/24	225	225
	University of California College & University Revenue	5.000%	5/15/25	1,500	1,531
	University of California College & University Revenue	5.000%	5/15/25	10,890	11,123
	University of California College & University Revenue	5.000%	5/15/26	11,420	11,829
	University of California College & University Revenue (Limited Project)	5.000%	5/15/24	710	715
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	230	230
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	560	559
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	635	634
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	420	419
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	585	584
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	485	485
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	200	200
	Western Placer Waste Management Authority Resource Recovery Revenue	5.000%	6/1/25	550	561
					1,199,787
Colorado (1.4%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/23	265	265
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,800
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,168
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,000	1,034
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,000	2,067
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	1,300	1,272
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	1,685	1,598
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	4,950	4,742
	Colorado COP	5.000%	12/15/23	2,835	2,838
	Colorado COP	5.000%	12/15/23	105	105
	Colorado COP	5.000%	12/15/25	4,045	4,137
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/23	685	685
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/24	720	724
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/25	760	766
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/24	45	45
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,425	1,425
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	180	180
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	330	329
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,500	2,504
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	450	452
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,015	1,022
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	325	319
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	385	378
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,700	1,713
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	190	192
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	455	459
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,205	1,234
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	655	669
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	5.000%	5/15/26	2,000	2,044
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	2,575	2,576
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,500	4,520
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	4,750	4,814
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	26,830	27,361
14

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	11,695	11,957
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	16,000	16,657
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	7,420	7,704
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/23	930	930
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.740%	5/15/61	10,220	10,137
[3]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	5.060%	12/1/25	5,000	5,001
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	56
	Denver Board of Water Commissioners City & County Water Revenue	5.000%	12/15/25	1,000	1,023
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	7,065	7,218
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	2,585	2,672
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	565	565
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	265	265
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,305	2,306
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,080
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,535	1,552
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/23	50	50
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/23	225	225
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20	19
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	12,225	11,802
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	227
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	5,580	5,555
[2]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/24	430	433
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/23	795	795
	Regional Transportation District COP	5.000%	6/1/24	1,050	1,051
	Regional Transportation District COP	5.000%	6/1/25	50	50
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/24	350	350
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/25	400	400
	Regional Transportation District Sales Tax Revenue	3.000%	1/15/26	350	338
[4,6]	Sales Tax Securitization Corp. COP TOB VRDO	4.170%	11/2/23	7,500	7,500
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	16,750	16,329
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	7,995	7,613
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,610	1,490
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	11,935	11,977
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/23	115	115
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/24	200	202
[1]	Vauxmont Metropolitan District GO	5.000%	12/15/25	250	255
	Weld County School District No. Re-5J GO	5.000%	12/1/23	485	485
	Weld County School District No. Re-5J GO	5.000%	12/1/24	700	709
					219,530
Connecticut (2.7%)
	Bridgeport CT GO	5.000%	2/15/24	450	451
	Bridgeport CT GO	5.000%	2/15/25	1,000	1,013
	Connecticut GO	5.000%	11/15/23	1,140	1,140
	Connecticut GO	3.000%	1/15/24	3,000	2,992
	Connecticut GO	4.000%	1/15/24	2,250	2,251
	Connecticut GO	5.000%	4/15/24	575	578
	Connecticut GO	5.000%	4/15/24	270	271
	Connecticut GO	5.000%	5/15/24	325	327
	Connecticut GO	3.000%	6/1/24	550	546
	Connecticut GO	4.000%	6/1/24	275	275
	Connecticut GO	4.000%	6/15/24	1,000	1,001
	Connecticut GO	5.000%	7/15/24	3,000	3,024
	Connecticut GO	5.000%	9/15/24	25	25
	Connecticut GO	5.000%	9/15/24	2,065	2,085
	Connecticut GO	3.000%	1/15/25	7,075	6,971
	Connecticut GO	4.000%	1/15/25	2,090	2,094
	Connecticut GO	5.000%	3/1/25	1,460	1,465
	Connecticut GO	5.000%	4/15/25	6,910	7,023
	Connecticut GO	4.000%	5/15/25	3,800	3,809
	Connecticut GO	4.000%	6/1/25	1,400	1,404
	Connecticut GO	4.000%	6/15/25	525	526
	Connecticut GO	5.000%	7/15/25	4,000	4,077
	Connecticut GO	5.000%	8/1/25	3,665	3,728
	Connecticut GO	5.000%	9/15/25	595	608
	Connecticut GO	4.000%	1/15/26	2,000	2,006
	Connecticut GO	5.000%	8/1/26	1,000	1,032
	Connecticut GO	5.000%	9/15/26	595	615
	Connecticut GO	5.000%	1/15/27	2,240	2,322
15

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	5.000%	3/1/27	2,000	2,005
	Connecticut GO	5.000%	8/1/27	520	543
[3]	Connecticut GO, SIFMA Municipal Swap Index Yield + 0.950%	5.140%	3/1/24	135	135
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	460	450
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	240
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	323
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	437
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	157
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	1,150	1,149
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,210	3,132
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,160
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.490%	11/15/50	20,525	20,449
[3]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.820%	5/15/51	22,585	22,530
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/23	3,485	3,485
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,723
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	615	618
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/24	2,120	2,136
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	100	101
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	215	216
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	50	51
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,743
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	14,190	14,378
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	509
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,000	3,057
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	4,925	5,018
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	3,930	4,004
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	6,805	6,934
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,375	1,388
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/25	1,720	1,759
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	1,792
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,750	2,834
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	2,580	2,659
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	5,820	5,998
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	27,995	28,852
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	30,215	31,510
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	375	373
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	390	385
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	17,775	17,570
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	28,325	27,998
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	25,995	25,189
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	19,895	19,052
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	18,875	18,075
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	12,700	12,162
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	25,390	24,467
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	7,240	6,981
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	2,475	2,307
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	450	446
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,845	3,846
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	680	666
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	736
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	345	349
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	586
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,205	1,209
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	16,515	16,174
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	9,450	9,498
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	375	377
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	255	255
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/23	250	250
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	160	162
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program), ETM	5.000%	11/15/24	250	253
	Danbury CT BAN GO	5.000%	1/24/24	8,250	8,266
16

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/25	1,255	1,273
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/26	1,275	1,306
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/27	1,880	1,948
[1]	Hartford CT GO	5.000%	7/1/26	1,100	1,118
	Meriden CT GO	5.000%	3/15/24	875	879
	Meriden CT GO	5.000%	3/15/26	1,075	1,104
[5]	New Haven CT GO	5.000%	8/1/24	600	603
[1]	New Haven CT GO	5.000%	8/15/24	395	398
[5]	New Haven CT GO	5.000%	8/1/25	500	506
[2,5]	New Haven CT GO	5.000%	8/1/26	700	716
[2,5]	New Haven CT GO	5.000%	8/1/27	500	516
	University of Connecticut College & University Revenue	5.000%	2/15/24	115	115
	University of Connecticut College & University Revenue	5.000%	8/15/24	400	400
	University of Connecticut College & University Revenue	5.000%	11/1/24	200	202
	University of Connecticut College & University Revenue	5.000%	2/15/25	520	527
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	757
					439,369
Delaware (0.3%)
[4]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	8,900	8,900
	Delaware GO	5.000%	5/1/25	17,145	17,468
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/24	215	217
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/26	265	272
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	7,070	6,442
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	2,435	2,219
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	4,250	3,994
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/24	1,205	1,216
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/24	625	630
	Delaware Transportation Authority Fuel Sales Tax Revenue (Utah School Board Guaranty Program)	5.000%	7/1/26	5,825	6,014
	University of Delaware College & University Revenue	5.000%	11/1/23	1,100	1,100
	University of Delaware College & University Revenue	5.000%	11/1/24	1,170	1,184
					49,656
District of Columbia (1.4%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,530	1,561
	District of Columbia GO	5.000%	6/1/24	215	217
	District of Columbia GO	5.000%	6/1/27	3,135	3,184
	District of Columbia GO	5.000%	6/1/27	3,415	3,511
	District of Columbia GO	5.000%	6/1/27	3,170	3,274
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (218 Vine Street Apartments Project) PUT	4.000%	12/1/23	1,970	1,969
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,727
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,740	1,716
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,838
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,120	17,174
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,785	2,800
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,264
[10]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	14,000	13,733
[4,6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.390%	11/1/23	11,100	11,100
	District of Columbia Income Tax Revenue	5.000%	10/1/24	125	126
	District of Columbia Income Tax Revenue	5.000%	12/1/24	11,000	11,139
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/30	1,580	1,614
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	13,445	13,078
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	5,425	5,113
[4,6]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	4.180%	11/2/23	32,950	32,950
[2,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	4.210%	11/2/23	18,302	18,302
[11]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	17,055	18,299
[1,4]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	4.210%	11/2/23	20,160	20,160
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,407
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	20	20
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,049
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/24	2,000	2,015
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/24	2,000	2,015
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/25	1,000	1,019
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/25	2,000	2,037
	Washington Metropolitan Area Transit Authority Appropriations Revenue	5.000%	7/15/26	1,750	1,802
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/25	1,500	1,528
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/26	1,500	1,544
					222,285
17

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida (2.7%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,065	1,064
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	350	345
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,219
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	230
[4]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	5,645	5,645
[1]	Boward County School District COP	5.000%	7/1/27	1,740	1,770
[4]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	3,750	3,750
[2,4]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	4.200%	11/2/23	1,860	1,860
	Broward County FL Half-Cent Sales Tax Revenue	5.000%	10/1/24	600	606
	Broward County FL School District COP	5.000%	7/1/24	45	45
[12]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,425	1,388
[4,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.240%	11/7/23	7,718	7,718
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	400	400
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	450	453
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	285	287
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,400	4,528
[4]	Central Florida Expressway Authority Highway Revenue TOB VRDO	4.240%	11/2/23	7,045	7,045
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	22,595	22,740
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	480	485
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,078
	Duval County Public Schools COP	5.000%	7/1/24	4,000	4,021
[1]	Duval County Public Schools COP	5.000%	7/1/25	1,650	1,673
[1]	Duval County Public Schools COP	5.000%	7/1/26	2,150	2,210
[1]	Duval County Public Schools COP	5.000%	7/1/27	3,180	3,305
[1]	Duval County Public Schools COP	5.000%	7/1/28	2,035	2,135
	Escambia County FL Industrial Revenue PUT	2.000%	10/1/24	825	805
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	1,015	1,021
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	1,070	1,086
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	170	171
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/24	45	45
	Florida Department of Management Services COP	5.000%	11/1/23	445	445
	Florida Department of Management Services COP	5.000%	11/1/24	9,070	9,168
	Florida Department of Management Services COP	5.000%	11/1/25	10,000	10,205
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/24	1,275	1,284
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/24	275	277
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	1,195	1,216
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/26	5,185	5,349
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	225	221
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/25	110	110
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	545	549
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/25	215	216
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	220	214
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,416
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	645	657
	Florida GO	5.000%	6/1/24	455	458
	Florida GO	5.000%	6/1/24	310	312
	Florida GO	5.000%	6/1/24	50	50
	Florida GO	5.000%	6/1/25	2,665	2,714
	Florida GO	5.000%	7/1/25	1,240	1,266
	Florida GO	5.000%	7/1/26	3,000	3,099
	Florida GO	5.000%	6/1/27	1,770	1,847
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/24	1,850	1,851
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	475	477
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,060	3,081
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	5,000	5,034
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,225	2,244
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	2,900	2,917
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	34,900	35,247
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	8,000	8,114
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	15,085	15,313
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	9,000	9,122
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,755	2,809
	Florida Lottery Revenue	5.000%	7/1/24	25	25
	Florida Lottery Revenue	5.000%	7/1/24	1,665	1,677
	Florida Lottery Revenue	5.000%	7/1/24	90	91
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	1,295	1,318
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,010	1,027
18

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/24	500	504
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	915	941
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/24	800	808
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/25	750	766
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/26	600	621
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/27	1,000	1,048
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/28	1,150	1,217
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/24	615	621
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/25	1,000	1,021
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/26	300	311
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/27	435	456
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.000%	9/1/28	500	529
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/25	125	127
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	80	81
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	152
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	605	624
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,700
	Hernando County FL Water & Sewer Water Revenue	4.000%	6/1/24	625	625
	Hernando County FL Water & Sewer Water Revenue	4.000%	6/1/25	575	575
[1]	Hernando County School District COP	5.000%	7/1/25	1,300	1,318
[1]	Hernando County School District COP	5.000%	7/1/28	2,000	2,040
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/24	150	148
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,025	1,035
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/26	1,895	1,956
[4]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue TOB VRDO	4.150%	11/2/23	4,000	4,000
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	630	635
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,378
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	3,295	3,325
	Jacksonville FL General Fund Revenue	5.000%	10/1/25	2,500	2,552
	Jacksonville FL General Fund Revenue	5.000%	10/1/26	1,120	1,157
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,620	1,650
[4,6]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	6,490	6,490
[4]	JEA Electric System Electric Power & Light Revenue TOB VRDO	4.140%	11/2/23	8,565	8,565
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	275	275
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	643
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	380	374
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,270	2,133
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	185	178
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	900	902
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	20	20
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	2,000	2,022
[1]	Manatee County School District Sales Tax Revenue	5.000%	10/1/30	2,650	2,726
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,143
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/25	1,735	1,765
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	120	120
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/27	1,000	1,000
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	893
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,000	1,004
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	405	407
[2]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	297
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,690	2,698
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,350	1,373
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,014
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,165	1,173
[4]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	4.150%	11/2/23	6,695	6,695
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,506
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,637
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,073
	Miami-Dade County School Board COP	5.000%	11/1/23	45	45
	Miami-Dade County School Board COP	5.000%	2/1/24	830	832
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/24	1,290	1,282
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/25	1,340	1,327
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/26	1,395	1,415
	Okaloosa County School Board COP	5.000%	10/1/24	1,655	1,667
	Okaloosa County School Board COP	5.000%	10/1/25	425	432
	Okaloosa County School Board COP	5.000%	10/1/26	555	573
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	75	76
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	425	437
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	600	622
19

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,285	2,336
[4]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/7/23	5,750	5,750
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,418
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,970	2,007
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	60	60
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	1,735	1,432
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	50	51
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	170
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	415	417
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	228
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	236
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	245	238
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	144
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/28	150	151
[4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/7/23	5,435	5,435
[4,6]	Palm Beach County Health Facilities Authority Revenue TOB VRDO	4.440%	11/2/23	19,800	19,800
	Palm Beach County School District COP	5.000%	8/1/24	200	201
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,334
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/24	780	788
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	765
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	865	891
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	939
[1]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	992
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	275	276
[1,5]	Santa Rosa County School Board COP	5.000%	2/1/27	1,010	1,042
[1,5]	Santa Rosa County School Board COP	5.000%	2/1/28	1,000	1,041
[5]	Sarasota County FL Sales Tax Revenue	5.000%	10/1/25	3,575	3,650
[5]	Sarasota County FL Sales Tax Revenue	5.000%	10/1/26	1,550	1,605
[5]	Sarasota County FL Sales Tax Revenue	5.000%	10/1/27	1,700	1,781
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	11/2/23	13,445	13,445
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	11,000	11,000
[4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	11/1/24	60	61
	School Board of Miami-Dade County COP	5.000%	8/1/27	155	159
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/24	130	129
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	120	117
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/28	250	234
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/29	255	235
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.160%	11/2/23	9,165	9,165
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	10,966	10,966
[4]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	575	579
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,310	1,351
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,406
[4,6]	St. Johns County FL IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.440%	11/2/23	5,760	5,760
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/23	230	229
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/25	395	380
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	50	51
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/24	325	326
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.290%	11/2/23	3,850	3,850
[4]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.290%	11/2/23	4,580	4,580
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	1,310	1,344
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	325
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	487
	Volusia County School Board COP	5.000%	8/1/24	125	126
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	165	170
					441,420
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,830	2,843
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,950	2,979
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,104
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,245
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,371
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,500
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/25	605	613
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	240	240
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	500	510
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,274
20

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	665	684
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,029
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	855	890
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,210	1,260
	Atlanta GA GO	5.000%	12/1/25	1,000	1,025
	Atlanta GA GO	5.000%	12/1/25	1,750	1,793
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	165	165
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	575	586
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	550	560
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT (Skyline Apartments Project)	2.000%	9/1/24	3,339	3,258
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	9,555	9,105
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	180	181
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.150%	11/2/23	71,900	71,900
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	415	423
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	220	221
[6]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue (Equip Pool Project) VRDO	4.140%	11/2/23	9,200	9,200
[6]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.140%	11/2/23	7,000	7,000
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	735	737
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	356
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,975	1,994
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,100	2,137
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,036
[4,6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	2,065	2,065
	Columbus GA GO	5.000%	1/1/25	10,065	10,199
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	7,485	7,579
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	201
[4,6]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	4,380	4,380
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	6,000	5,799
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	2,215	2,156
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,170	2,104
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,295	7,072
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,405	2,341
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,200	2,142
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	974
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,000	974
	Douglas County School District GO	5.000%	4/1/24	500	502
	Douglas County School District GO	5.000%	4/1/25	600	610
	Douglas County School District GO	5.000%	4/1/26	570	586
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	5,885	5,891
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	543
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	305	311
[4,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	1,875	1,875
[4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/7/23	2,500	2,500
[6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/1/23	40,800	40,800
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,504
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	310	310
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	302
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	253
	Georgia GO	5.000%	1/1/24	100	100
	Georgia GO	5.000%	2/1/24	90	90
	Georgia GO	5.000%	7/1/24	105	106
	Georgia GO	4.000%	7/1/25	600	603
	Georgia GO	5.000%	7/1/25	15,115	15,426
	Georgia GO	4.000%	2/1/26	575	575
	Georgia GO	5.000%	12/1/26	3,450	3,586
	Georgia GO	5.000%	10/1/29	1,250	1,285
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	831
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,140	1,149
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	3,495	3,498
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	790	791
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	600	605
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	615	624
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	250
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	1,255	1,256
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	367
21

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	428
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	203
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	154
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	207
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	195	203
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/24	1,015	1,016
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,495	1,518
[2,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	4.200%	11/2/23	13,675	13,675
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	1,175	1,183
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,605	1,635
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,650	1,642
	Houston County School District GO	5.000%	9/1/25	775	791
	Houston Healthcare System Inc., Revenue RAN, Prere.	5.000%	4/1/24	5,165	5,174
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	445	445
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	1,000	999
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/24	290	290
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,100	1,099
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/24	750	750
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	1,165	1,165
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	300	301
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	3,250	3,264
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	915	905
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	1,110	1,098
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/24	300	300
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/25	400	401
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/25	1,000	999
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,515	2,514
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	375	377
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	610	597
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	1,500	1,468
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/25	550	549
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/26	530	533
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/26	1,100	1,097
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	1,935	1,934
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	600	605
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	720	698
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	2,200	2,133
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/26	1,000	998
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/27	1,000	1,011
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/27	1,250	1,246
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/27	850	861
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	4,140	3,978
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/27	1,700	1,698
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/28	1,650	1,656
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/28	1,500	1,496
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	1,850	1,845
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/28	580	585
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	31,950	31,946
[13]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	63,195	62,587
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	47,315	45,963
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	9,105	8,760
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	6,085	5,706
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	8,640	8,516
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	7,055	6,559
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	7,925	7,870
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of SOFR + 0.830%	4.464%	8/1/48	32,690	32,673
[3]	Main Street Natural Gas Inc. Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.760%	8/1/48	19,490	19,479
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/24	805	809
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/26	475	486
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,040	1,040
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,260	1,255
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/24	675	677
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	612
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/25	425	431
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	865	872
	Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	5.000%	5/1/26	5,000	5,151
22

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Savannah Economic Development Authority Industrial Revenue PUT	2.000%	10/1/24	850	830
					583,280
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,101
	Guam Income Tax Revenue	5.000%	12/1/26	1,500	1,510
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,365	1,365
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	300	299
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,320	1,323
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,315	1,322
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,910	1,929
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,645	3,698
					12,547
Hawaii (0.4%)
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	7/1/39	6,670	6,670
[3]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	7/1/39	1,725	1,725
	Hawaii GO	5.000%	1/1/24	100	100
	Hawaii GO	5.000%	5/1/24	75	76
	Hawaii GO	5.000%	10/1/24	40	40
	Hawaii GO	5.000%	10/1/27	1,000	1,028
	Hawaii GO	5.000%	10/1/29	2,575	2,667
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	4.000%	7/1/24	1,100	1,101
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/25	11,225	11,392
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	4.000%	7/1/25	505	506
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	4,000	4,108
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,405	1,461
	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,625
	Honolulu HI City & County GO	5.000%	7/1/24	500	504
	Honolulu HI City & County GO	5.000%	10/1/24	60	61
	Honolulu HI City & County GO	5.000%	7/1/25	1,700	1,732
	Honolulu HI City & County GO	5.000%	7/1/25	2,325	2,368
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	1,994
	Honolulu HI City & County GO	5.000%	7/1/26	1,000	1,031
	Honolulu HI City & County GO	5.000%	7/1/26	2,460	2,537
	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,538
	Honolulu HI City & County GO	5.000%	7/1/27	500	522
	Honolulu HI City & County GO	5.000%	7/1/27	2,850	2,976
	Honolulu HI City & County GO	5.000%	10/1/27	3,000	3,056
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	1,405	1,443
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	3,285	3,328
					56,589
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	4.000%	9/1/24	250	250
	Canyon County School District No. 134 Middleton GO	5.000%	9/15/24	2,000	2,019
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	2,250	2,273
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	2/1/24	5,000	5,000
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	650	661
[4]	Idaho Housing and Finance Association Local or Guaranteed Housing Revenue TOB VRDO	4.140%	11/2/23	4,800	4,800
[2]	University of Idaho College & University Revenue	5.000%	4/1/24	160	161
					15,164
Illinois (8.0%)
[4]	BFO Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.210%	11/2/23	33,335	33,335
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	190	189
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/24	595	594
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	228
[9]	Chicago Board of Education GO	0.000%	12/1/23	26,065	25,959
[9]	Chicago Board of Education GO	0.000%	12/1/23	4,285	4,268
	Chicago Board of Education GO	5.000%	12/1/23	250	250
	Chicago Board of Education GO	5.000%	12/1/23	9,225	9,223
[1]	Chicago Board of Education GO	5.000%	12/1/23	4,035	4,036
	Chicago Board of Education GO	5.000%	12/1/23	13,695	13,692
	Chicago Board of Education GO	5.000%	12/1/23	2,280	2,279
[9,14]	Chicago Board of Education GO	5.250%	12/1/23	230	230
[9]	Chicago Board of Education GO	0.000%	12/1/24	1,260	1,194
[9]	Chicago Board of Education GO	0.000%	12/1/24	940	891
	Chicago Board of Education GO	5.000%	12/1/24	2,500	2,501
	Chicago Board of Education GO	5.000%	12/1/24	2,640	2,641
23

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,150
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,280	2,058
[9]	Chicago Board of Education GO	0.000%	12/1/25	2,615	2,360
	Chicago Board of Education GO	0.000%	12/1/25	3,675	3,310
[9,14]	Chicago Board of Education GO	0.000%	12/1/25	25	23
	Chicago Board of Education GO	5.000%	12/1/25	11,720	11,755
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,003
[8]	Chicago Board of Education GO	5.500%	12/1/25	3,225	3,246
	Chicago Board of Education GO	0.000%	12/1/26	2,500	2,142
[9]	Chicago Board of Education GO	0.000%	12/1/26	2,665	2,290
	Chicago Board of Education GO	5.000%	12/1/26	4,770	4,783
	Chicago Board of Education GO	5.000%	12/1/26	5,805	5,821
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,454
[11,14]	Chicago Board of Education GO	5.500%	12/1/26	9,450	9,668
[8]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,252
[9]	Chicago Board of Education GO	0.000%	12/1/27	750	614
[1]	Chicago Board of Education GO	5.000%	12/1/27	1,600	1,619
	Chicago Board of Education GO	5.000%	12/1/27	3,850	3,861
[8]	Chicago Board of Education GO	5.500%	12/1/27	3,075	3,089
	Chicago Board of Education GO	5.000%	12/1/28	3,440	3,441
[4,6]	Chicago IL Board of Education Special Tax Miscellaneous Taxes Revenue TOB VRDO	4.170%	11/2/23	91,750	91,750
	Chicago IL GO	5.000%	1/1/24	7,930	7,930
	Chicago IL GO	5.000%	1/1/24	500	500
	Chicago IL GO	5.000%	1/1/24	560	560
	Chicago IL GO	5.000%	1/1/24	800	800
	Chicago IL GO	0.000%	1/1/25	1,165	1,102
	Chicago IL GO	5.000%	1/1/25	2,500	2,513
	Chicago IL GO	5.000%	1/1/25	5	5
	Chicago IL GO	5.000%	1/1/26	5,515	5,577
	Chicago IL GO	5.000%	1/1/26	2,615	2,644
	Chicago IL GO	5.000%	1/1/26	1,565	1,572
	Chicago IL GO	5.000%	1/1/27	1,850	1,878
	Chicago IL GO	5.000%	1/1/27	640	644
	Chicago IL GO	5.000%	1/1/28	4,765	4,851
	Chicago IL GO	5.000%	1/1/28	1,000	1,018
	Chicago IL GO	4.000%	1/1/29	8,493	8,121
	Chicago IL GO	5.000%	1/1/29	1,000	1,019
	Chicago IL GO	5.000%	1/1/30	1,000	1,001
	Chicago IL GO	5.625%	1/1/30	3,540	3,630
	Chicago IL GO	5.625%	1/1/31	2,000	2,048
[4,6]	Chicago IL GO TOB VRDO	4.240%	11/2/23	7,000	7,000
	Chicago IL GO, ETM	5.000%	1/1/26	1,715	1,736
[9]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,803
	Chicago IL GO, ETM	5.250%	1/1/27	2,500	2,537
	Chicago IL GO, ETM	5.250%	1/1/28	5,100	5,175
[10]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,228	20,034
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	1,000	1,009
	Chicago IL Sales Tax Revenue, Prere.	5.000%	1/1/25	850	858
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.160%	11/2/23	45,790	45,790
[4]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.250%	11/2/23	4,435	4,435
[2,4]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	4.210%	11/2/23	6,200	6,200
[2,4,6]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	4.210%	11/2/23	2,500	2,500
[1,4]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	4.210%	11/2/23	2,880	2,880
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	10,000	10,078
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,000	1,008
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,151
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	3,500	3,588
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	3,500	3,557
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	1,955	2,018
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	500	503
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	4.150%	11/1/23	6,765	6,765
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	4.210%	11/2/23	8,685	8,685
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,105	2,111
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	400	401
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,165	1,167
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	170	170
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	175	175
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	380	381
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	175	177
24

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,000	5,054
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	385	385
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,235	4,321
[2,5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	5,000	5,103
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,000	1,000
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,405	2,481
[2,5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,250	2,321
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	225	232
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/24	1,595	1,597
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,010	1,030
	Chicago Park District GO	4.000%	1/1/24	670	670
	Chicago Park District GO	5.000%	1/1/24	100	100
	Chicago Park District GO	4.000%	1/1/25	2,315	2,309
	Chicago Park District GO	4.000%	1/1/26	1,190	1,172
	Chicago Park District GO	4.000%	1/1/26	815	803
	Chicago Park District GO	5.000%	1/1/27	300	300
[2,4]	Chicago Park District GO TOB VRDO	4.170%	11/2/23	12,000	12,000
	Chicago Park District GO, Prere.	5.750%	1/1/24	660	662
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	830	832
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	3,490	3,518
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	460	464
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	4,500	4,575
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	1,000	1,034
[2,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.170%	11/2/23	25,000	25,000
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,813
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,625
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,688
	Cook County IL GO	5.000%	11/15/23	900	900
	Cook County IL GO	5.000%	11/15/24	1,025	1,034
	Cook County IL GO	5.000%	11/15/24	5,000	5,045
	Cook County IL GO	4.000%	11/15/25	4,650	4,637
	Cook County IL GO	5.000%	11/15/25	1,215	1,232
	Cook County IL GO	5.000%	11/15/25	10,105	10,247
	Cook County IL GO	4.000%	11/15/26	3,405	3,394
	Cook County IL GO	5.000%	11/15/26	300	307
	Cook County IL GO	5.000%	11/15/27	325	335
	Cook County IL Sales Tax Revenue	5.000%	11/15/25	900	916
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	620	638
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	480	499
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	225	236
[4]	Cook County IL Sales Tax Revenue TOB VRDO	4.190%	11/2/23	1,200	1,200
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	995	996
[1]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	260	263
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/24	935	937
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	975	968
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	1,090	1,084
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	4,000	4,081
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	890	872
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	550	550
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	235	236
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,100	1,107
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	795	800
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,050	1,057
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,655	3,694
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,305	1,328
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	475	478
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,057
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,650	1,675
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	150	154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,250	1,281
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,250	2,266
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,590	1,624
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,006
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,820	1,865
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,500	1,501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	10,145	10,252
25

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	12,410	12,569
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,205	3,303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	620	624
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	145	146
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,230	1,267
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,385	1,426
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	7,950	8,187
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.420%	4/1/51	5,705	5,705
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	5/1/42	1,405	1,374
	Illinois Finance Authority Lease Revenue	5.000%	1/1/24	95	95
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.917%	11/1/34	13,875	13,795
	Illinois Finance Authority Water Revenue	5.000%	1/1/24	365	366
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	310	312
	Illinois Finance Authority Water Revenue	5.000%	7/1/24	100	101
	Illinois Finance Authority Water Revenue	5.000%	1/1/25	2,310	2,339
	Illinois Finance Authority Water Revenue	5.000%	1/1/26	2,695	2,757
	Illinois Finance Authority Water Revenue	5.000%	7/1/26	2,630	2,707
	Illinois Finance Authority Water Revenue	5.000%	1/1/28	3,120	3,239
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,080	1,040
	Illinois GO	5.000%	11/1/23	40,365	40,365
	Illinois GO	5.000%	11/1/23	2,035	2,035
	Illinois GO	5.000%	12/1/23	100	100
	Illinois GO	4.000%	2/1/24	150	150
	Illinois GO	5.000%	2/1/24	850	851
	Illinois GO	4.000%	3/1/24	2,235	2,232
	Illinois GO	5.000%	3/1/24	3,000	3,005
	Illinois GO	5.000%	4/1/24	375	376
	Illinois GO	4.000%	5/1/24	175	175
	Illinois GO	5.000%	5/1/24	12,975	13,013
	Illinois GO	5.500%	5/1/24	4,375	4,398
	Illinois GO	5.000%	6/1/24	2,500	2,509
	Illinois GO	5.000%	7/1/24	4,795	4,813
	Illinois GO	0.000%	8/1/24	200	193
	Illinois GO	5.000%	10/1/24	1,075	1,081
	Illinois GO	5.000%	11/1/24	22,815	22,949
	Illinois GO	5.000%	1/1/25	75	76
	Illinois GO	5.000%	2/1/25	5,085	5,129
	Illinois GO	5.000%	2/1/25	625	625
	Illinois GO	4.000%	3/1/25	750	746
	Illinois GO	5.000%	3/1/25	3,050	3,075
	Illinois GO	5.000%	3/1/25	11,935	12,032
	Illinois GO	5.000%	3/1/25	600	605
	Illinois GO	5.000%	5/1/25	2,500	2,523
	Illinois GO	5.500%	5/1/25	3,000	3,049
	Illinois GO	5.000%	7/1/25	8,470	8,560
	Illinois GO	5.000%	10/1/25	4,005	4,052
	Illinois GO	5.000%	11/1/25	7,500	7,593
[2]	Illinois GO	5.000%	11/1/25	10,000	10,162
	Illinois GO	5.000%	12/1/25	500	506
	Illinois GO	5.000%	12/1/25	655	663
	Illinois GO	5.000%	1/1/26	3,560	3,607
	Illinois GO	5.000%	2/1/26	1,300	1,318
	Illinois GO	5.000%	3/1/26	18,440	18,705
[1]	Illinois GO	5.000%	4/1/26	2,500	2,501
	Illinois GO	5.000%	5/1/26	8,500	8,483
	Illinois GO	5.000%	6/1/26	155	157
	Illinois GO	5.000%	7/1/26	8,500	8,641
	Illinois GO	5.000%	11/1/26	7,190	7,324
	Illinois GO	5.000%	11/1/26	750	764
	Illinois GO	5.000%	2/1/27	1,500	1,494
	Illinois GO	5.000%	2/1/27	1,525	1,556
	Illinois GO	5.000%	3/1/27	4,200	4,286
	Illinois GO	5.000%	7/1/27	13,220	13,521
	Illinois GO	5.000%	10/1/27	3,000	3,072
	Illinois GO	5.000%	10/1/27	1,000	1,024
	Illinois GO	5.000%	11/1/27	15,345	15,722
	Illinois GO	5.000%	5/1/28	1,000	995
	Illinois GO	5.000%	6/1/28	520	528
	Illinois GO	5.000%	7/1/28	5,095	5,240
26

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/28	10,360	10,591
	Illinois GO	5.000%	11/1/28	2,895	2,981
	Illinois GO	5.250%	2/1/30	1,525	1,520
	Illinois GO	4.125%	11/1/31	1,230	1,180
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	860	855
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/25	250	254
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/25	250	256
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/26	395	406
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	495	448
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/26	275	285
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/27	275	287
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/27	1,000	996
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/27	290	304
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/28	290	305
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/28	250	264
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	12,780	12,765
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,000	995
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,974
[10]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	1,860	1,832
[3,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	5.090%	5/15/50	3,750	3,738
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	250	251
	Illinois Sales Tax Revenue	5.000%	6/15/24	690	694
[9]	Illinois Sales Tax Revenue	6.000%	6/15/24	255	258
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,675	1,676
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,166
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,235	1,236
	Illinois Sales Tax Revenue	5.000%	6/15/26	5,550	5,645
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,250	3,268
[2]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,430	1,437
[1]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,110	3,110
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,050	966
[8]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	1,190	1,037
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	630	631
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,360	6,434
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	15,235	15,588
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,210	1,238
[4]	Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	4.150%	11/2/23	17,185	17,185
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/24	16,750	16,751
	Joliet IL Waterworks & Sewerage Water Revenue BAN	5.000%	1/1/25	8,245	8,260
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/23	155	155
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	390	390
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	145	145
[1]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	250	250
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/24	185	185
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/26	3,480	3,503
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,527
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,673
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,660	1,720
[5]	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/25	3,255	3,324
[5]	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/26	3,425	3,540
[5]	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/27	3,600	3,761
	Lake County Forest Preserve District GO	2.000%	12/15/27	7,400	6,560
	Lake County IL GO	4.000%	11/30/23	6,670	6,670
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	1,770	1,769
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/24	100	97
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,232
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	1,635	1,553
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,928
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	3,435	3,056
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	500	510
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,138
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,848
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	1,800	1,811
[4,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.150%	11/2/23	6,750	6,750
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.250%	11/2/23	7,967	7,967
[2,4]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	4.210%	11/2/23	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/23	690	690
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,123
27

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,050	1,062
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/26	350	355
[2]	Peoria IL GO	4.000%	1/1/24	925	924
[2]	Peoria IL GO	4.000%	1/1/25	750	746
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	1,500	1,508
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,045	1,060
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	6,890	7,054
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/24	355	357
	Regional Transportation Authority Sales Tax Revenue PUT	4.350%	6/1/25	10,400	10,400
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/25	1,200	1,197
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/26	1,350	1,349
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/27	1,000	1,042
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/28	1,000	1,050
	Romeoville IL GO	5.000%	12/30/24	2,685	2,719
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/24	2,700	2,704
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,270	4,317
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,770	2,820
[4]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	4.190%	11/2/23	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	9,750	9,764
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	7,125	7,135
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	2,815	2,846
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,075	1,087
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,530	1,572
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.190%	11/2/23	37,215	37,215
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.190%	11/2/23	6,650	6,650
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.230%	11/2/23	4,370	4,370
[4]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.230%	11/2/23	3,990	3,990
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/24	785	783
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/25	1,360	1,376
[1]	Sangamon County School District No. 186 Springfield GO	5.000%	6/1/26	1,200	1,223
	Schaumburg IL GO	3.500%	12/1/27	650	612
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	276
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	202
[2]	Southern Illinois University College & University Revenue	4.000%	4/1/26	1,700	1,672
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/26	300	303
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/27	215	219
[2]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	281
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue, Prere.	7.125%	11/1/23	120	120
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/24	245	246
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/25	285	289
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	340	341
	University of Illinois College & University Revenue	5.000%	10/1/27	400	412
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	949
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	990	1,005
[2]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	745
	Wheeling IL GO	4.000%	12/1/23	750	750
	Wheeling IL GO	4.000%	12/1/24	825	825
	Wheeling IL GO	4.000%	12/1/25	935	937
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	195
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	414
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	279
	Will County IL (Renewable Natural GAS Project) GO	3.000%	11/15/23	1,430	1,429
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/24	500	500
	Will County IL GO, Prere.	5.000%	11/15/25	1,400	1,431
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,240	1,275
					1,282,781
Indiana (0.8%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	285	286
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	620	632
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	635	654
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	345	359
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	600	630
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	585	602
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	900	930
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	496
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	563
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	845	851
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	490	496
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	493
28

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	486
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	530	545
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,013
	Franklin Township Community School Corp. GO	5.000%	1/15/24	2,375	2,376
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	3,900	3,397
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	185	185
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,900	3,902
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	50	50
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	355	355
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	95	96
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	250	253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	375	374
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	390	388
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	1,515	1,461
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,605	6,887
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	1,350	1,244
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	12,745	13,172
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.390%	3/1/39	3,190	3,086
[4]	Indiana Finance Authority Hospital Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/2/23	300	300
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,375	1,326
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/25	1,030	1,045
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/26	1,765	1,808
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	1,245	1,246
	Indiana Finance Authority Lease Revenue	5.000%	2/1/24	1,375	1,379
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	1,000	1,032
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	500	505
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	1,075	1,097
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	750	766
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	1,225	1,251
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/26	1,000	1,032
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,525	1,557
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,302
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,440	1,440
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	95	96
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/27	6,615	6,673
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,019
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	6,405	6,449
[9]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/23	1,200	1,202
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	501
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	312
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	506
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	509
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	670	685
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	1,145	1,179
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/24	3,410	3,373
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,131
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,925	1,951
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,842
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	1,495	1,545
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/24	520	521
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	800	801
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	5.000%	2/1/26	1,445	1,481
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/24	940	938
[2]	Mishawaka IN Waterworks Water Revenue	3.000%	7/1/24	960	950
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	847
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	865	872
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	885	897
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	905	923
[2]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	615
	Purdue University College & University Revenue	5.000%	7/1/24	715	720
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	335	336
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,000	1,003
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/24	300	299
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/25	300	295
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/26	300	291
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	1,380	1,381
29

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Allen Multi School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,160	1,162
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	560	560
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	524
					120,815
Iowa (0.1%)
	Cedar Rapids IA GO	5.000%	6/1/24	1,625	1,635
	Cedar Rapids IA GO	5.000%	6/1/25	1,715	1,746
[5]	Des Moines IA GO	5.000%	6/1/28	4,270	4,508
	Des Moines Metropolitan Wastewater Reclamation Authority Sewer Revenue	5.000%	6/1/26	900	928
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,690	1,693
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	985	943
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	115	109
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	210	211
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	320	322
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	245	248
					12,343
Kansas (0.7%)
	Johnson County Public Building Commission Lease (Non-Terminable) Revenue	5.000%	9/1/24	190	192
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,175	1,177
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,350	2,357
	Kansas Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/24	105	104
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	10,020	10,113
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	11,000	11,075
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/28	6,515	6,766
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	225	226
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	250
	Manhattan KS GO	0.200%	6/15/24	25,540	24,632
	Manhattan KS GO	0.400%	6/15/25	12,275	11,260
	Manhattan KS Health, Hospital, Nursing Home Revenue	2.375%	6/1/27	430	430
	Olathe KS GO	4.250%	10/1/24	1,360	1,364
	Olathe KS GO	5.000%	10/1/28	1,000	1,046
[4]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	245	242
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	220	220
	Sedgwick County Unified School District No. 260 Derby GO, Prere.	5.000%	10/1/26	1,005	1,041
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	8,475	8,882
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	29,860	29,844
					111,221
Kentucky (2.0%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	300
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	310	311
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/25	4,830	4,867
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,255	1,271
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,175
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,110
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,526
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/26	105	104
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/26	450	456
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	935	943
[3]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.590%	2/1/46	1,000	1,001
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Cambridge Square Project) PUT	0.300%	2/1/24	2,500	2,470
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,805	3,824
	Kentucky Infrastructure Authority Water Revenue	5.000%	2/1/26	1,350	1,370
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	560	564
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	1,660	1,659
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,305	1,301
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	4/1/24	2,500	2,489
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	2,435	2,428
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	600	598
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	7/1/24	280	279
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,825	1,816
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,488
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	3,085	3,063
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,900	1,884
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	565	558
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,785	1,765
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,059
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,885	1,850
30

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,115	2,069
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,990	1,939
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	101,140	100,657
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	49,005	48,390
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	36,035	35,407
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	785	771
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	23,650	23,003
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	410	389
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/25	2,965	3,019
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	100	100
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/24	695	697
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/24	890	894
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/25	3,425	3,475
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/25	3,250	3,301
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/30	2,500	2,595
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/24	1,670	1,688
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	7,659
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/24	500	505
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	310
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	361
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	270
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	391
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	524
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,820	2,836
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/25	1,590	1,614
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Project)	5.000%	7/1/26	1,805	1,847
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,210	1,217
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,750	1,808
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,600	2,698
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	7,425	7,523
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,530	1,567
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,020
[1]	Northern Kentucky University College & University Revenue	5.000%	9/1/24	1,115	1,124
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	990	991
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	1,985
	University of Kentucky College & University Revenue	3.000%	4/1/24	1,980	1,968
	University of Kentucky College & University Revenue	3.000%	4/1/25	2,040	2,000
	University of Kentucky College & University Revenue	3.000%	4/1/26	2,105	2,034
	University of Kentucky College & University Revenue	3.125%	4/1/27	2,165	2,081
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	340	341
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	305	309
					317,906
Louisiana (1.1%)
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	500	507
[4]	Franciscan Missionaries of Our Lady Health System Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	18,950	18,950
[2]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/24	400	403
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/24	340	340
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/25	410	410
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/26	400	400
[2]	Jefferson Parish Consolidated Sewerage District No. 1 Sewer Revenue	4.000%	2/1/27	500	500
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/24	825	825
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	625
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	601
[3]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.217%	5/1/43	7,170	7,000
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	150	151
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	454
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	764
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	594
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,438	9,494
	Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	325	328
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	665	671
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,580	1,605
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,470	1,498
31

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,580	1,617
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	2,085	2,129
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	14,250	13,572
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	50	50
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,990
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	10,455	10,420
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	4,375	4,361
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/24	20	20
	Louisiana Public Facilities Authority College & University Revenue, ETM	5.000%	4/1/25	750	761
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,980	4,001
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,400	3,418
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	2,500	2,515
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	11,180	11,248
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	600	610
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	1,185	1,205
[4]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.230%	11/2/23	6,865	6,865
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	105	106
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	160	162
	New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/25	6,750	6,903
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,495
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,495
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/26	300	306
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/27	350	360
[1]	Rapides Parish Consolidated School District No. 62 GO	5.000%	3/1/28	400	414
[1]	Shreveport LA GO	5.000%	3/1/25	500	506
[1]	Shreveport LA GO	5.000%	3/1/26	500	509
[1]	Shreveport LA GO	5.000%	3/1/27	500	512
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/23	560	560
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	480	485
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	13,330	13,102
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	7,610	7,101
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	16,935	16,642
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	1,345	1,256
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	10,145	9,939
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,043
					176,798
Maine (0.1%)
	Maine GO	5.000%	6/1/24	150	151
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/24	470	475
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,595	1,628
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	274
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	490	489
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	650	656
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	940	958
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/24	1,200	1,214
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/25	2,400	2,447
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/25	700	716
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	9/1/26	1,500	1,547
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/26	985	1,021
[5]	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/27	650	682
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	2,750	2,803
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/26	1,435	1,481
	Portland ME GO	4.000%	4/1/24	700	700
	Portland ME GO	4.000%	10/1/24	500	501
	Portland ME GO	4.000%	4/1/25	2,045	2,050
	Portland ME GO	4.000%	10/1/25	600	602
	Westbrook ME GO	5.000%	4/1/24	450	452
					20,847
Maryland (1.5%)
	Anne Arundel County MD GO	5.000%	4/1/24	65	65
	Baltimore County MD GO	5.000%	3/1/24	500	502
	Baltimore County MD GO	5.000%	3/1/25	900	915
	Baltimore County MD GO	5.000%	3/1/26	1,000	1,029
32

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	4.440%	11/2/23	5,015	5,015
	Baltimore MD Sewer Revenue (Wastewater Project), Prere.	5.000%	1/1/24	250	250
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.800%	6/1/25	125	120
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/27	1,425	1,465
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	500	501
	Baltimore MD Water Revenue (Water Projects), Prere.	5.000%	1/1/24	800	801
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	120	118
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.000%	1/1/24	760	758
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,195	1,196
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,160	1,161
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	6/1/24	9,340	9,346
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/24	190	190
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,250	1,266
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/24	1,200	1,216
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	150	150
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,220	1,250
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	985	1,009
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	5/1/26	1,000	1,015
	Maryland GO	5.000%	6/1/24	30	30
	Maryland GO	5.000%	8/1/24	945	954
	Maryland GO	5.000%	8/1/24	300	303
	Maryland GO	5.000%	8/1/24	50	51
	Maryland GO	4.000%	6/1/25	235	235
	Maryland GO	5.000%	8/1/25	5,405	5,520
	Maryland GO	5.000%	8/1/26	6,070	6,283
	Maryland GO	4.000%	6/1/27	5,300	5,302
	Maryland GO	4.000%	6/1/28	2,455	2,445
	Maryland GO	5.000%	8/1/28	1,000	1,063
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	815	813
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	125	125
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	390	391
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	575	578
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	140	138
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	300	300
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	490	496
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	115	116
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	745	758
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	125	128
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	4,325	4,362
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,770	2,834
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/2/23	9,405	9,405
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	3,280	3,280
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.440%	11/2/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/24	2,500	2,518
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.470%	7/1/42	58,330	58,182
[3,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.630%	7/1/41	18,960	18,960
[4]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	4.190%	11/7/23	10,295	10,295
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	412
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/25	1,850	1,876
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	290
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,024
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	447
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	355	368
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	450	466
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	5,000	5,158
[5]	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/25	6,835	6,949
[5]	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/26	7,265	7,465
[5]	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/27	2,740	2,843
[5]	Maryland Stadium Authority Sports Entertainment Facilities Appropriations Revenue (Minor League Baseball Projects)	5.000%	6/15/28	2,225	2,331
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	660	665
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,210	1,234
[10]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,173
	Montgomery County MD GO	5.000%	12/1/24	70	70
	Montgomery County MD GO	5.000%	10/1/25	1,010	1,034
33

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County MD GO	4.000%	8/1/26	3,300	3,325
	Montgomery County MD GO	5.000%	11/1/26	1,000	1,009
	Montgomery County MD GO, Prere.	5.000%	11/1/24	100	101
	Prince George's County MD GO	5.000%	7/15/24	35	35
	Prince George's County MD GO	4.000%	9/1/24	45	45
	Prince George's County MD GO	4.000%	7/1/27	7,080	7,116
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	997
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	743
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	705	690
	University System of Maryland College & University Revenue	5.000%	4/1/25	2,370	2,410
	University System of Maryland College & University Revenue	3.000%	4/1/26	7,195	6,927
	Washington Suburban Sanitary Commission Water Revenue, ETM	4.000%	6/1/24	100	100
					235,076
Massachusetts (0.6%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	290	291
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	300	303
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	815	821
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/26	2,975	2,992
	Commonwealth of Massachusetts GO	5.000%	5/1/24	100	100
	Commonwealth of Massachusetts GO	5.000%	7/1/24	60	61
	Commonwealth of Massachusetts GO	5.000%	7/1/24	470	474
	Commonwealth of Massachusetts GO	5.000%	7/1/24	55	55
	Commonwealth of Massachusetts GO	5.000%	8/1/24	915	924
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	155	157
	Commonwealth of Massachusetts GO	4.000%	5/1/25	365	365
	Commonwealth of Massachusetts GO	5.000%	7/1/25	770	786
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,900	1,961
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,900	1,987
	Fall River MA BAN GO	5.000%	2/2/24	1,690	1,692
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/24	75	76
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	240	245
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	250	255
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	500	517
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	735	760
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	655	677
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	575	574
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	110	111
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,410	1,429
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	255
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	295	298
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	210
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	220
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,000	1,009
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,555	1,561
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,615
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	650	650
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,890	2,904
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,004
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	265	267
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	365	368
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	485
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	290	293
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	657
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,142
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	511
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	608
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	450	422
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,515
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	862
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	3,500	3,506
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	2,310	2,334
[4,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	1,330	1,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,640	1,655
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/24	1,875	1,892
[3,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.690%	7/1/49	6,075	6,013
34

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,513
[1]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.250%	7/1/40	6,660	6,660
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,710	1,705
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/23	525	525
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	265	266
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	275	278
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	153
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	380	364
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	154
[10]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	1,080	1,027
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	2,265	2,160
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,800	2,671
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	125	126
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/24	350	352
[11]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	7,615	7,155
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/25	500	510
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/26	500	517
	Massachusetts State College Building Authority College & University Revenue, Prere.	5.000%	5/1/25	1,515	1,542
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	240	240
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/24	25	25
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	8,000	8,285
	Plymouth MA GO	5.000%	5/1/24	830	835
	Quincy MA BAN GO	4.500%	7/5/24	1,005	1,008
	Sharon MA GO	5.000%	2/15/24	875	878
	Sharon MA GO	5.000%	2/15/25	850	863
					93,910
Michigan (1.9%)
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,287
	Ann Arbor School District GO	3.000%	5/1/26	2,225	2,140
	Bloomfield Hills School District GO	5.000%	5/1/24	700	704
	Bloomfield Hills School District GO	5.000%	5/1/26	625	643
[12]	Brighton MI Area School District GO	5.000%	5/1/24	165	166
[12]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,523
[1,4]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.290%	11/2/23	4,705	4,705
[1,4,12]	Detroit MI City School District GO TOB VRDO	4.220%	11/2/23	3,195	3,195
[1,4,12]	Detroit MI City School District GO TOB VRDO	4.250%	11/2/23	8,600	8,600
[1,4,12]	Detroit MI City School District GO TOB VRDO	4.250%	11/7/23	14,980	14,980
	Detroit MI GO	5.000%	4/1/27	1,700	1,706
	Detroit MI GO	5.000%	4/1/29	1,000	1,004
	Forest Hills MI Public Schools GO	4.000%	5/1/24	915	916
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	576
[12]	Grand Blanc Community Schools GO	5.000%	11/1/23	1,870	1,870
[12]	Grand Blanc Community Schools GO	5.000%	11/1/24	1,560	1,576
[12]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	799
[4]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	4.190%	11/2/23	4,240	4,240
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	380	382
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	405	407
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	245	249
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	475	482
[12]	Holt Public Schools GO	5.000%	5/1/24	525	528
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,550
	Kalamazoo County MI GO	3.000%	5/1/24	850	845
	Kalamazoo County MI GO	3.000%	5/1/25	875	857
	Kalamazoo County MI GO	5.000%	5/1/25	990	1,007
	Kalamazoo County MI GO	3.000%	5/1/26	900	871
[12]	Lake Orion Community School District GO	4.000%	5/1/24	300	300
[12]	Lake Orion Community School District GO	4.000%	5/1/26	350	351
	Lansing Board of Water & Light Water Revenue	5.000%	7/1/31	1,250	1,289
	Macomb MI Intermediate School District GO	5.000%	5/1/25	340	345
	Macomb MI Intermediate School District GO	5.000%	5/1/26	825	848
	Macomb MI Intermediate School District GO	5.000%	5/1/27	610	634
	Macomb MI Intermediate School District GO	5.000%	5/1/28	1,185	1,243
	Macomb MI Intermediate School District GO	5.000%	5/1/29	670	708
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	1,490	1,495
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	310	311
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	226
[4]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,273
35

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	60	60
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	330	330
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	15,000	15,058
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,315	1,323
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,160	1,172
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	170	172
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	101
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	4,875	4,936
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	705	713
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,215	1,241
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,480	1,501
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	6,350	6,474
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,027
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,175	3,265
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/27	1,645	1,676
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,290	5,354
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	2,400	2,364
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	7,195	7,290
[4,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	3,645	3,645
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/7/23	2,500	2,500
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	45	45
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,775	1,793
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	700	704
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	600	604
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,095	1,112
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,120	1,137
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,150	1,167
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	5.040%	12/1/39	17,750	17,785
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	5.090%	12/1/39	3,500	3,505
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/23	125	125
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	310	313
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	5,590	5,464
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	2,895	2,907
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,925	1,933
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,004
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,985	1,996
[9]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,005
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	1,500	1,505
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	4,000	4,019
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,075	2,080
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	340	344
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,008
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	75	75
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	1,050	1,054
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,350	1,357
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	740	752
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/25	5,500	5,618
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/26	9,095	9,411
[4]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	4.150%	11/2/23	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	8,600	8,581
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	765	739
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.550%	4/1/25	40	37
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	6,305	6,076
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	11,529	11,565
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,039
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,365
	Michigan State University College & University Revenue	5.000%	8/15/25	4,835	4,931
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	800	800
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/24	80	81
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/26	3,000	3,116
	Novi Community School District GO	4.000%	5/1/24	250	250
	Novi Community School District GO	4.000%	5/1/25	765	765
	Oakland University College & University Revenue	5.000%	3/1/24	775	777
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,735	2,715
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,671
[4,12]	Pontiac School District GO TOB VRDO	4.240%	11/2/23	8,500	8,500
36

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	2,000	2,034
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	435	437
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	20,805	20,774
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	2,190	2,251
	University of Oakland College & University Revenue	5.000%	3/1/27	1,000	1,001
	Washtenaw County Intermediate School District GO	5.000%	5/1/24	2,390	2,401
[12]	Waverly Community Schools GO	5.000%	11/1/23	1,760	1,760
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	1,425	1,426
	Wayne State University College & University Revenue	5.000%	11/15/24	500	505
[12]	Wayne-Westland Community Schools GO	5.000%	11/1/23	380	380
[12]	Wayne-Westland Community Schools GO	4.000%	5/1/24	400	400
[12]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	500
[12]	Wayne-Westland Community Schools GO	5.000%	11/1/25	800	819
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	160	160
[1]	Western Michigan University College & University Revenue	5.000%	11/15/23	140	140
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	175	177
[1]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	202
					305,225
Minnesota (1.4%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/25	400	381
[4]	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/2/23	6,685	6,685
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	591
	Hennepin County MN GO	5.000%	12/1/26	3,670	3,811
	Hennepin County MN GO	5.000%	12/1/28	1,500	1,592
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,300	1,309
	Minneapolis MN GO	5.500%	12/1/25	4,715	4,881
	Minneapolis MN GO	5.500%	12/1/26	3,055	3,218
	Minneapolis MN GO	5.500%	12/1/27	4,070	4,364
[15]	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	10,980	11,290
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	965	965
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,059
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,025
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/25	1,370	1,378
[5]	Minnesota (State Office Building Project) COP	5.000%	11/1/25	12,545	12,838
[5]	Minnesota (State Office Building Project) COP	5.000%	11/1/26	14,975	15,519
[5]	Minnesota (State Office Building Project) COP	5.000%	11/1/27	15,745	16,518
	Minnesota GO	5.000%	8/1/24	250	252
	Minnesota GO	5.000%	8/1/24	125	125
	Minnesota GO	5.000%	8/1/24	65	66
	Minnesota GO	5.000%	10/1/24	1,290	1,304
	Minnesota GO	5.000%	8/1/25	11,210	11,448
	Minnesota GO	5.000%	8/1/25	5,000	5,106
	Minnesota GO	5.000%	8/1/26	4,750	4,912
	Minnesota GO	5.000%	10/1/26	1,085	1,125
	Minnesota GO	4.000%	8/1/27	5,950	5,950
	Minnesota Housing Finance Agency Appropriations Revenue	3.000%	8/1/24	745	739
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/24	1,000	1,000
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/25	1,425	1,423
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,000
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,950	1,941
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/25	665	660
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	1,977
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	28,810	27,655
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	45,000	44,083
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	3.000%	3/1/24	50	50
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue (Public Projects)	4.375%	4/1/25	7,500	7,496
	Mounds View Independent School District No. 621 GO	5.000%	2/1/26	4,910	5,035
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/24	1,110	1,110
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/25	1,155	1,155
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/26	1,205	1,211
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	1,000	1,013
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,785	1,815
[4,6]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	4,700	4,700
	St. Paul MN GO	5.000%	2/1/25	1,765	1,790
	University of Minnesota College & University Revenue	5.000%	1/1/25	1,640	1,643
	University of Minnesota College & University Revenue	5.000%	8/1/28	1,225	1,244
	Windom Independent School District No. 177 GO	5.000%	2/1/26	1,250	1,285
					227,737
37

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi (0.4%)
	DeSoto County MS GO	5.000%	11/1/23	650	650
	DeSoto County MS GO	5.000%	11/1/24	680	688
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	7,050	6,590
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,447
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	389
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	327
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	420
[1]	Mississippi Development Bank Intergovernmental Agreement Revenue	5.000%	3/1/24	1,665	1,669
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/25	1,270	1,285
	Mississippi Development Bank Lease Revenue	2.000%	9/1/24	2,500	2,434
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,000	1,007
	Mississippi GO	5.000%	10/1/24	70	71
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,559
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,705	5,714
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.125%	8/28/24	30,000	29,838
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	9,185	9,212
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/26	1,205	1,230
[2]	Sunflower County Consolidated School District GO	5.000%	6/1/27	1,245	1,284
					66,814
Missouri (1.0%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	555	537
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	602
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	425	430
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,168
	Franklin County MO COP	3.000%	11/1/23	425	425
	Franklin County MO COP	3.000%	4/1/24	475	472
	Franklin County MO COP	3.000%	11/1/24	440	432
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,010	1,020
	Kansas City MO Appropriations Revenue	5.000%	9/1/24	1,000	1,008
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	509
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	667
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,004
	Kansas City MO GO	3.000%	2/1/24	4,085	4,072
	Kansas City MO GO	5.000%	2/1/24	2,720	2,727
	Kansas City MO GO	5.000%	2/1/25	2,600	2,638
	Kansas City MO GO	5.000%	2/1/26	3,405	3,494
	Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/24	460	462
	Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/26	510	523
	Ladue School District GO	4.000%	3/1/24	475	475
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/24	635	639
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,895	1,927
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,708
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,455	3,554
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,704
	Missouri Development Finance Board Intergovernmental Agreement Revenue	5.000%	6/1/26	2,415	2,448
[4]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.240%	11/2/23	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	505	508
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/2/23	5,255	5,255
[2,4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.200%	11/2/23	2,000	2,000
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,625	5,625
[4]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	8,115	8,115
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	525	525
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,195	1,194
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	405	407
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	575	580
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	160	160
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	150	152
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,100	1,113
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	525	534
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	450	448
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,740	1,771
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	498
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	28,195	27,981
38

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	7,820	8,041
[4]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,855	5,855
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	600	603
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/24	40	41
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/26	15,000	15,485
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	3,490	3,511
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/24	305	308
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/25	200	204
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/26	210	216
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/27	330	342
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.000%	12/1/28	680	711
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/24	835	836
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,912
	Missouri State Board of Public Buildings Appropriations Revenue	5.000%	10/1/25	1,420	1,449
	St Louis County Reorganized School District No. R-6 GO	5.000%	2/1/26	800	821
	St Louis County Reorganized School District No. R-6 GO, ETM	5.000%	2/1/26	590	604
	St. Charles School District GO	4.000%	3/1/25	1,045	1,047
[10]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,571	7,587
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.250%	7/1/26	1,000	1,034
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,530	1,415
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,190	1,050
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	2,010	1,947
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,740	1,685
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,325	1,225
[4,8]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,030	909
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,551
					161,215
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	9,270	8,859
[10]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,452
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,150	2,152
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	655	658
					14,121
Multiple States (3.2%)
[3,4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	4.300%	12/15/28	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.540%	11/1/23	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.540%	11/1/23	103,700	103,700
[4]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.150%	11/2/23	10,000	10,000
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.540%	11/1/23	110,740	110,740
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.150%	11/2/23	39,200	39,200
[4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.340%	11/2/23	183,500	183,500
					508,055
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	18,585	18,489
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	3/1/50	2,775	2,784
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	955	909
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	35,860	35,277
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	985	992
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,033
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	110	110
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	175	177
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,109
[3]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.620%	7/1/35	3,920	3,851
	Gretna Public Schools GO	5.000%	12/15/27	2,550	2,601
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,515	1,517
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,635	1,638
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/26	725	741
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	4,375	4,572
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	1,275	1,292
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/25	2,530	2,564
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	1,350	1,385
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/26	1,500	1,539
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,000	2,078
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	3,000	3,117
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,053
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,000	1,053
39

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/24	815	815
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/25	1,000	1,000
					91,696
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	225	227
	Clark County NV GO	5.000%	6/1/24	50	50
	Clark County NV GO	5.000%	11/1/24	105	106
	Clark County NV GO, Prere.	4.000%	11/1/24	1,895	1,896
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,271
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	941
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	1,350	1,389
[1]	Clark County School District GO	3.000%	6/15/24	350	347
	Clark County School District GO	5.000%	6/15/24	75	75
[1]	Clark County School District GO	5.000%	6/15/24	3,880	3,905
	Clark County School District GO	5.000%	6/15/24	125	126
	Clark County School District GO	5.000%	6/15/24	350	352
[1]	Clark County School District GO	5.000%	6/15/25	6,940	7,060
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	781
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,048
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	505	508
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	600	622
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,046
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,350	1,413
[4]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	4.170%	11/2/23	5,500	5,500
[4]	Las Vegas NV Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	4.190%	11/2/23	32,000	32,000
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/24	150	147
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/26	225	206
	Las Vegas Valley Water District GO	5.000%	12/1/23	70	70
	Las Vegas Valley Water District GO	5.000%	2/1/24	545	546
	Las Vegas Valley Water District GO	5.000%	6/1/24	300	302
	Las Vegas Valley Water District GO	5.000%	6/1/26	1,750	1,803
	Nevada COP	5.000%	4/1/26	605	605
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/23	140	140
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	50	51
[10]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,385	1,390
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,678	6,693
[4]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	11,800	11,800
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/24	200	200
[4]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/25	230	230
					90,846
New Hampshire (0.0%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/23	785	785
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/25	885	901
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	225	224
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	290	285
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	2,870	2,874
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	580	569
[10]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	10/1/24	1,250	1,205
					6,843
New Jersey (4.5%)
	Asbury Park NJ BAN GO	4.750%	1/17/24	1,135	1,135
[1]	Atlantic City NJ GO	4.000%	11/1/24	2,402	2,402
[1]	Atlantic City NJ GO	4.000%	11/1/25	2,405	2,378
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,807
	Bergen County NJ GO	2.000%	11/1/23	2,270	2,270
	Bergen County NJ GO	2.000%	6/1/24	460	453
	Bergen County NJ GO	2.000%	6/1/25	460	441
	Borough of Woodland Park NJ GO BAN	4.500%	5/24/24	5,950	5,965
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	4.000%	4/1/25	675	677
[2]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/25	2,390	2,427
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/24	815	815
[1]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,717
	Clifton NJ BAN GO	5.000%	5/23/24	4,000	4,013
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,846
	East Orange NJ GO	5.250%	10/18/24	12,026	12,144
	East Rutherford Borough NJ BAN GO	4.250%	4/5/24	7,748	7,726
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/23	80	80
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,165	1,144
40

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hoboken NJ BAN GO	4.500%	3/14/24	29,900	29,941
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	680	681
	Hudson County NJ GO	3.000%	11/15/23	3,250	3,248
	Hudson County NJ GO	3.000%	11/15/24	3,295	3,250
	Hudson County NJ GO	3.000%	11/15/25	1,795	1,742
[4]	Mercer County NJ GO TOB VRDO	4.150%	11/1/23	10,700	10,700
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	775
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	781
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	536
	Morris County NJ GO	3.000%	2/1/24	3,055	3,046
	Morris County NJ GO	3.000%	2/1/25	1,490	1,470
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	500	504
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,625	1,635
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	160	161
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,160	3,197
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,585	3,606
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	275	279
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	365	370
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,560	2,586
[11]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,107
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,740	1,763
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	3,015	3,103
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	3,280	3,362
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	350	352
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,010	2,056
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	1,000	1,050
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,000	5,251
[3]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.440%	9/1/25	6,615	6,629
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	11,400	11,510
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	16,500	16,837
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	14,500	14,955
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	14,850	15,023
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	35,820	36,552
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	2,500	2,522
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,042
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	7,750	8,046
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,675	1,675
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	2,000	2,012
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	9,525	9,613
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	11,500	11,792
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/24	825	833
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,129
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/28	1,600	1,670
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	925	924
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	130	130
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	513
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	500	503
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/28	10,000	10,034
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	200	202
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	168
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	344
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,238
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	750	762
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	1,655	1,686
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	675	688
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	870	895
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	1,500	1,557
	New Jersey GO	5.000%	6/1/25	20,595	20,950
	New Jersey GO	5.000%	6/1/25	1,670	1,699
[4]	New Jersey GO TOB VRDO	4.260%	11/2/23	3,750	3,750
	New Jersey GO, Prere.	5.000%	6/1/25	605	616
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,880	2,898
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,745	2,761
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,825	1,827
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	5,105	5,140
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	415
41

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,245
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,220	1,210
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	8,000	8,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	395	396
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	436
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,387
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	455	456
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,541
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,250	1,287
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	482
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,680	3,697
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	504
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	534
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	27,785	27,939
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	1,560	1,581
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	40	40
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	15	15
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,520	5,521
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,500
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,965
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,382
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,340
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.390%	5/1/48	7,185	7,234
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	1,020	1,027
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	755
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,423
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	5,000	5,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	100	99
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,560	1,562
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,125	2,127
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	230	230
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,955	2,959
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,625	2,638
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	1,750	1,759
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	360	344
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	290	277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,320	5,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	11,025	11,138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,025	2,054
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	500	457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	1,090	1,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,023
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	865	758
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	8,000	8,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,280	1,321
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,500	2,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,015	6,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,065	1,084
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,470	1,531
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	710	568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	16,710	17,001
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,520	3,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,550	1,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/24	665	665
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	200	201
[4,6,8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	4.180%	11/2/23	8,491	8,491
[4,6,8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	4.180%	11/2/23	8,285	8,285
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	7,000	7,036
[1]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,310	4,316
[8,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	225	215
[8,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	485	463
[8,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,590	1,396
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,000	841
[4,6]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	4.170%	11/7/23	11,265	11,265
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	6,420	6,452
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	6,595	6,618
42

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	4.140%	11/2/23	3,300	3,300
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	85	86
	Newark Board of Education GO	5.000%	7/15/24	475	478
[2]	Newark Board of Education GO	5.000%	7/15/25	125	127
[2]	Newark Board of Education GO	5.000%	7/15/26	150	153
	Newark NJ BAN GO	5.000%	9/27/24	1,000	1,002
[1]	Newark NJ GO	5.000%	10/1/24	325	328
[1]	Newark NJ GO	5.000%	10/1/25	600	608
	Ocean City NJ GO	3.000%	9/15/27	1,990	1,892
	Paramus Borough NJ GO	4.500%	2/15/24	6,000	5,999
	Passaic County NJ GO	4.000%	12/1/24	2,765	2,774
[2]	Perth Amboy NJ GO	5.000%	3/15/24	250	251
[2]	Perth Amboy NJ GO	5.000%	3/15/26	250	257
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	250	250
	South Orange & Maplewood School District GO	2.000%	11/1/23	1,435	1,435
	South Orange & Maplewood School District GO	2.000%	11/1/24	840	816
	Township of Cranford NJ BAN GO	5.000%	8/22/24	3,100	3,114
	Township of Lawrence NJ/Mercer County BAN GO	4.500%	9/19/24	3,063	3,066
	Township of Logan NJ BAN GO	5.000%	10/17/24	17,618	17,746
	Township of North Brunswick NJ BAN GO	4.750%	8/9/24	4,750	4,755
	Township of Ocean NJ/Ocean County BAN GO	5.000%	5/30/24	2,813	2,819
	Township of Winslow NJ BAN GO	5.000%	9/12/24	4,426	4,448
	Township of Woodbridge NJ BAN GO	5.000%	10/11/24	66,852	67,429
[2]	Trenton NJ GO	4.000%	2/1/24	720	720
[2]	Trenton NJ GO	4.000%	2/1/25	725	726
[2]	Trenton NJ GO	4.000%	2/1/26	700	701
[4]	Union County Improvement Authority Lease Revenue TOB VRDO	4.150%	11/2/23	5,960	5,960
	Union Township Board of Education GO	5.000%	1/1/24	550	551
	Union Township Board of Education GO	5.000%	1/1/25	550	556
	Union Township Board of Education GO	5.000%	1/1/26	520	532
	Woodbridge Township Board of Education GO	2.000%	3/15/24	1,080	1,068
	Woodbridge Township Board of Education GO	2.000%	3/15/25	1,110	1,069
					727,125
New Mexico (0.5%)
	Albuquerque Bernalillo County Water Utility Authority Water Revenue	5.000%	7/1/26	4,810	4,896
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	126
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	750	756
	Albuquerque NM GO	4.000%	7/1/25	500	502
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	1,935	1,691
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	10,000	8,018
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	6,400	6,170
	New Mexico (Capital Projects) GO	5.000%	3/1/24	155	156
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/25	4,000	4,076
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/26	1,000	1,032
	New Mexico Finance Authority Intergovernmental Agreement Revenue (Senior Lien Public Project)	5.000%	6/1/27	1,750	1,828
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/24	4,025	4,053
	New Mexico Finance Authority Lease Revenue	5.000%	6/1/25	5,200	5,298
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/24	515	519
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	501
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	503
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,990	10,106
[4,6]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	4.440%	11/2/23	6,395	6,395
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	300	305
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	18,465	18,442
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	4.000%	7/1/24	425	425
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	100	101
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	75	76
					75,975
New York (11.7%)
	Albany County NY GO	5.000%	11/1/23	750	750
	Albany County NY GO	5.000%	11/1/24	850	860
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	210	210
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	700	703
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,600	1,611
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/26	705	664
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,588
	Canandaigua City School District BAN GO	4.500%	6/21/24	13,050	13,072
	Chemung County NY BAN GO	4.250%	8/29/24	22,500	22,489
43

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commack Union NY Free School District GO	5.000%	6/26/24	9,000	9,050
[5]	Depew Union Free School District BAN GO	5.000%	11/1/24	13,600	13,703
[4]	Deutsche Bank Spears/Lifers Trust Port, Airport & Marina Revenue TOB VRDO	3.660%	11/1/23	48,530	48,530
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	330	330
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	500
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,600	1,595
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,150	1,144
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District Buffalo Project)	5.000%	5/1/24	205	206
	Fairport Central School District BAN GO	4.500%	7/18/24	15,000	15,031
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	235	236
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	404
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/24	100	101
	Ithaca City School District GO BAN	4.500%	7/12/24	23,655	23,713
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	20,400	18,926
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	5,000	5,242
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	46,960	45,863
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	30,950	28,879
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	25,335	23,067
[3]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.640%	9/1/38	34,540	34,286
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	125	125
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,670	5,670
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,845	2,845
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	680	680
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	530	533
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,120	1,126
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	4,325	4,349
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,305	1,312
[8]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	5,320	5,372
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	5,500	5,571
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,675	2,710
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,066
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,615	5,844
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	500	512
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	3,950	3,964
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,002
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	11,145	11,156
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,000	17,040
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	17,185	17,131
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	20,000	20,000
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	3,600	3,600
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	2,700	2,700
[1,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	2,840	2,840
[2,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	5,000	5,000
[4,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.140%	11/7/23	5,000	5,000
[1,4,6]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.140%	11/7/23	3,585	3,585
[3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.888%	11/1/35	15,595	15,556
[3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.400%	3.958%	11/1/23	3,495	3,495
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	6,610	6,608
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	12,960	12,956
[1,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	3,000	2,971
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	35	35
[3]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.620%	11/1/31	9,500	9,379
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/24	450	453
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	700	712
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/24	1,800	1,814
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	340	340
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,265	1,268
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	350	352
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	750	757
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	2,683
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,840
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,920	6,103
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	215	214
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	525	526
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	515	515
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,720	1,742
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,440	2,397
44

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,760	1,805
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	43,660	43,530
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	6,160	6,156
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	980	936
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	6,275	6,047
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,240	12,359
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	25,900	23,954
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	7,955	7,370
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,170	14,730
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	4,500	4,316
[10]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	11,705	11,337
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	17,458
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,210	1,212
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,092
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	610	619
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	220	222
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,635	1,637
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	510	511
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	320	320
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,545	1,574
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,055	2,125
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,540	1,567
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	2,440	2,521
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	125	126
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	20	20
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	300	302
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/23	60	60
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	115	116
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/24	205	207
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	1,939
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	415	415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	190	190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,235	4,235
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	75	75
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	175	175
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	390	390
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	45	45
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	1,225	1,232
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	560	563
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	660	666
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	890	898
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	135	137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	5,790	5,858
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,570	8,670
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	3,954
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	1,210	1,226
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,530	2,589
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	6,505	6,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,395	2,451
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	5,000	5,117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	355	356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/26	2,100	2,158
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	1,045	1,061
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	15,000	15,513
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	6,545	6,769
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,195	3,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,000	7,324
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	1,765	1,799
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,000	1,004
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	4.240%	1/25/24	7,335	7,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	11/1/23	10	10
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	4.600%	11/3/23	25,800	25,800
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/25	450	458
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/26	1,000	1,028
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,000	1,040
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	1,575	1,658
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/25	805	733
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/26	1,250	1,088
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	800	802
45

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/28	1,960	1,551
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.390%	11/2/23	5,200	5,200
	New York NY GO	5.000%	6/1/24	170	171
	New York NY GO	4.000%	8/1/24	100	100
	New York NY GO	5.000%	8/1/24	230	232
	New York NY GO	5.000%	8/1/24	80	81
	New York NY GO	5.000%	8/1/24	230	232
	New York NY GO	5.000%	8/1/24	45	45
	New York NY GO	5.000%	8/1/24	125	126
	New York NY GO	5.000%	8/1/24	50	50
	New York NY GO	5.000%	8/1/24	150	151
	New York NY GO	5.000%	8/1/24	595	600
	New York NY GO	5.000%	2/15/25	525	533
	New York NY GO	5.000%	8/1/25	3,960	3,992
	New York NY GO	5.000%	8/1/25	2,290	2,308
	New York NY GO	5.000%	8/1/25	2,000	2,027
	New York NY GO	5.000%	8/1/25	1,870	1,908
	New York NY GO	5.000%	8/1/25	3,125	3,188
	New York NY GO	5.000%	8/1/25	1,500	1,504
	New York NY GO	5.000%	8/1/25	4,515	4,606
	New York NY GO	5.000%	8/1/25	8,100	8,264
	New York NY GO	5.000%	8/1/25	2,000	2,040
	New York NY GO	5.000%	8/1/25	1,875	1,913
	New York NY GO	5.000%	8/1/25	5,480	5,591
	New York NY GO	5.000%	3/1/26	2,250	2,256
	New York NY GO	5.000%	3/1/26	1,030	1,058
	New York NY GO	5.000%	8/1/26	1,345	1,367
	New York NY GO	5.000%	8/1/26	1,785	1,843
	New York NY GO	5.000%	8/1/26	1,135	1,172
	New York NY GO	5.000%	8/1/26	2,355	2,431
	New York NY GO	5.000%	8/1/26	3,150	3,251
	New York NY GO	5.000%	8/1/26	10,755	11,101
	New York NY GO	5.000%	8/1/26	2,145	2,214
	New York NY GO	5.000%	8/1/27	1,250	1,305
	New York NY GO	5.000%	8/1/27	1,300	1,357
	New York NY GO	5.000%	11/1/28	1,265	1,338
	New York NY GO	5.000%	8/1/30	1,555	1,578
	New York NY GO	5.000%	8/1/31	3,235	3,233
[18]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,350	2,380
[1]	New York NY GO VRDO	4.950%	8/1/26	5,400	5,400
[1]	New York NY GO VRDO	5.240%	8/1/26	7,800	7,800
[1]	New York NY GO VRDO	5.500%	8/1/26	6,325	6,325
[11]	New York NY GO VRDO	4.600%	10/1/27	26,825	26,825
[1]	New York NY GO VRDO	5.000%	1/1/32	15,950	15,950
[1]	New York NY GO VRDO	4.850%	6/1/36	10,225	10,225
[1]	New York NY GO VRDO	4.850%	6/1/36	10,125	10,125
[1,5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/26	1,840	1,905
[1,5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	1,215	1,271
[1,4]	New York Power Authority Electric Power & Light Revenue TOB VRDO	4.220%	11/2/23	5,995	5,995
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	85	86
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	250	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	100	103
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,125	1,163
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	104
[4]	New York State Dormitory Authority College & University Revenue TOB VRDO	4.100%	11/1/23	13,770	13,770
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	565	566
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	100	100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,300	1,295
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	385	388
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,012
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,000	996
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	500	500
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	6,130	6,200
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	13,000	11,483
[1,4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	11,800	11,800
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	3,695	3,695
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	3,990	4,003
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,330	5,353
46

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/24	1,000	1,006
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,000	1,027
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	44,500	45,703
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,500	1,541
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,010	1,031
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	21,840	22,431
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	725	728
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	140	141
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	580	582
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	50	50
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	600	610
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	935	962
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	350	351
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,017
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,265	1,277
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	2,300	2,322
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	4,500	4,592
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,055	1,077
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	1,435	1,464
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,687
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,029
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/24	575	581
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	5,940	6,062
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	4,900	5,000
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	3,000	3,094
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	26,000	26,817
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,006
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	335	338
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	920	922
[1]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/24	5	5
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	265	266
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	200	201
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	355	357
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	745	757
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	700	713
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	520	529
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,580	1,618
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	90	91
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	16,040	16,040
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,185	4,185
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,400	1,400
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,995	4,995
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,295	1,276
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.550%	11/1/24	8,160	7,849
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,000	3,852
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	890	855
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	13,825	13,393
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	3,645	3,363
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	4,825	4,464
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	6,360	5,719
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	11,600	10,430
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,830	1,659
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	6,685	6,094
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,472
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,937
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,357
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	18,461
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,310	12,336
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	10,205	9,458
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	3,045	2,958
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,245	5,095
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.850%	5/1/27	28,000	27,424
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	56,120	54,085
47

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	7,160	6,900
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	3,045	2,925
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	55,000	54,687
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,250	6,975
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	1,130	1,079
[10]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,405	2,352
[4]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.440%	11/2/23	22,500	22,500
[1,4]	New York State Thruway Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	5,625	5,625
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	140	140
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	155	155
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	5,375	5,385
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	750	751
[4]	New York State Thruway Authority Highway Revenue TOB VRDO	4.240%	11/2/23	2,925	2,925
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	840	844
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	5,235	5,257
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	7,550	7,562
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	35	35
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	2,340	2,404
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/25	15,000	15,244
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/26	15,000	15,430
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/27	17,000	17,690
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/23	400	400
[4]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.540%	11/1/23	24,700	24,700
[2]	Oyster Bay NY GO	4.000%	11/1/23	1,000	1,000
[1]	Oyster Bay NY GO	5.000%	8/1/25	1,000	1,020
[1]	Oyster Bay NY GO	5.000%	8/1/26	1,000	1,034
	Patchogue-Medford Union Free School District GO	4.500%	6/24/24	46,000	46,089
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/24	115	116
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/24	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,840	1,848
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	21,160	21,689
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,300	1,320
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	10,430	10,822
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	6,895	7,231
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue, Prere.	5.000%	12/1/25	265	265
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/24	630	634
	Schenectady NY BAN GO	4.750%	5/3/24	8,250	8,258
[1]	Suffolk County NY GO	4.000%	2/1/24	4,500	4,502
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	325	325
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	165	165
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	85	86
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	335	339
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,950	9,274
[3]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.440%	1/1/33	14,665	14,661
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	12,885	13,035
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,930	4,023
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,395	5,598
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	6,760	7,079
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	21,490	21,168
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,165	7,601
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	18,835	19,148
[4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.150%	11/2/23	8,387	8,387
[3]	Triborough Bridge & Tunnel Authority Transit Revenue, 67% of SOFR + 0.380%	3.938%	1/1/32	4,970	4,956
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	1,500	1,505
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,833
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	60	60
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	500	511
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,045
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,054
	Utica NY BAN GO	5.000%	1/25/24	10,500	10,514
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/25	225	225
	Webster Central School District GO BAN	4.500%	6/27/24	18,750	18,785
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,000
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,300
[1]	Yonkers NY GO	5.000%	3/15/24	250	251
[2]	Yonkers NY GO	5.000%	10/15/24	360	364
[2]	Yonkers NY GO	5.000%	9/1/25	750	764
[1]	Yonkers NY GO	5.000%	3/15/26	500	513
					1,887,794
48

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (1.4%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,484
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/24	180	181
	Buncombe County NC Intergovernmental Agreement Revenue	5.000%	6/1/24	275	277
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/25	3,075	3,137
	Charlotte NC COP	5.000%	6/1/24	500	503
	Charlotte NC COP	5.000%	6/1/25	800	814
	Charlotte NC COP	5.000%	6/1/26	800	824
	Charlotte NC COP	5.000%	6/1/27	1,000	1,043
	Charlotte NC COP	5.000%	6/1/28	675	712
	Charlotte NC GO	5.000%	6/1/24	75	76
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,340	1,385
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,570	1,583
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,500	4,204
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	5,455	5,371
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.790%	1/15/48	4,000	3,999
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	825	805
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue PUT	2.000%	10/1/24	850	830
	Durham Capital Financing Corp. Appropriations Revenue	5.000%	12/1/25	1,000	1,025
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/26	1,845	1,913
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/27	2,020	2,120
	Durham NC Intergovernmental Agreement Revenue	5.000%	10/1/28	2,125	2,254
	Greensboro NC Combined Water & Sewer System Water Revenue	3.000%	6/1/24	1,395	1,382
	Henderson County NC Intergovernmental Agreement Revenue	4.000%	6/1/24	520	520
[10]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,380	9,424
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,159	8,235
	Johnston County NC Intergovernmental Agreement Revenue	5.000%	4/1/25	2,000	2,034
	Mecklenburg County NC GO	5.000%	9/1/26	11,895	12,324
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	332
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,680	2,804
	North Carolina Appropriations Revenue	5.000%	5/1/24	110	111
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,340	5,373
	North Carolina Appropriations Revenue	5.000%	5/1/26	11,250	11,306
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	3.950%	7/1/34	30,000	30,000
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	100	100
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	1,630	1,648
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	7,150	7,222
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.800%	7/1/26	1,095	995
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	215	214
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	199
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	230	231
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	135	132
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	210	208
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	468
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/25	735	717
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	850	850
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	118
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	215	211
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	3,855	3,917
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.550%	6/1/26	13,800	13,207
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,250	1,260
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	21,705	21,751
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/25	450	460
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/26	680	704
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	410	431
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.208%	12/1/41	32,100	32,017
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.208%	12/1/41	6,550	6,533
	Wake County NC Appropriations Revenue	5.000%	3/1/24	150	151
	Wake County NC GO	5.000%	3/1/24	90	90
	Wake County NC GO	5.000%	3/1/25	5,000	5,083
	Winston-Salem NC Water & Sewer System Water Revenue	5.000%	6/1/24	1,500	1,511
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	490	489
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	516
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	545	553
					220,516
49

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,050	3,936
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	130	130
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	125
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	160	158
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	415	410
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	205
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	250	258
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	259
[3]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.290%	1/1/43	3,110	3,109
	West Fargo ND GO	4.000%	5/1/24	465	465
					9,055
Ohio (3.6%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	328
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	355	358
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	254
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	450	455
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,725	1,766
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,825	1,885
[6]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	4.110%	11/2/23	7,715	7,715
	Akron OH Income Tax Revenue	4.000%	12/1/23	360	360
	Akron OH Income Tax Revenue	4.000%	12/1/23	250	250
	Akron OH Income Tax Revenue	4.000%	12/1/23	350	350
	Akron OH Income Tax Revenue	4.000%	12/1/24	370	370
	Akron OH Income Tax Revenue	4.000%	12/1/26	925	924
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	550
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	65	65
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,160	1,171
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.400%	11/1/23	82,020	82,020
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	20,000	20,328
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	6,370	6,389
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,560	1,582
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/25	215	218
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,755	7,534
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,475
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,225	1,241
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,000	6,248
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	998
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,053
[9]	Cincinnati City School District GO	5.250%	12/1/23	90	90
	Cincinnati OH Water System Water Revenue	5.000%	12/1/25	1,020	1,043
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	590	596
	Cleveland OH GO	3.000%	12/1/23	605	604
	Cleveland OH GO	4.000%	12/1/23	500	500
	Cleveland OH GO	2.000%	12/1/24	350	340
	Cleveland OH GO	2.000%	12/1/26	500	463
[4,6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	4.190%	11/2/23	3,750	3,750
[2]	Cloverleaf Local School District COP	3.000%	12/1/24	270	266
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	240	226
	Columbus OH GO	5.000%	2/15/24	155	156
	Columbus OH GO	5.000%	4/1/24	800	804
	Columbus OH GO	5.000%	8/15/24	3,500	3,533
	Columbus OH GO	5.000%	4/1/25	2,500	2,543
	Columbus OH GO	5.000%	4/1/25	5,250	5,340
	Columbus OH GO	5.000%	8/15/25	11,520	11,770
	Columbus OH GO	5.000%	4/1/26	12,500	12,874
	Columbus OH GO	5.000%	8/15/26	6,000	6,211
	Columbus OH GO	5.000%	8/15/27	6,800	7,137
	Columbus OH Sewer Revenue	5.000%	6/1/30	2,370	2,426
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	470	470
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	254
	Coshocton County OH BAN GO	4.250%	4/6/24	3,530	3,521
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/23	50	50
	Cuyahoga County OH General Fund Revenue	4.000%	12/1/24	105	105
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,625	2,627
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,087
[10]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,195	2,159
[4]	Cuyahoga OH COP TOB VRDO	4.190%	11/7/23	4,155	4,155
50

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dayton City School District GO	5.000%	11/1/23	205	205
	Dayton Metro Library GO	4.000%	12/1/25	630	630
	Dayton Metro Library GO	4.000%	12/1/26	640	642
	Fairborn City School District GO	4.000%	12/1/24	210	210
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	3,045	3,070
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	190	192
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	435	435
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	475	471
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	491
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,000	2,023
	Franklin County OH Health, Hospital, Nursing Home Revenue PUT	3.500%	2/1/24	7,500	7,500
	Greater Cleveland Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	12/1/25	1,100	1,125
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	325	326
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	4.360%	11/2/23	35,800	35,800
[4,6]	Hamilton County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	11,395	11,395
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/23	6,150	6,155
	Hamilton OH BAN GO	4.000%	12/28/23	4,970	4,967
[2]	Hillsdale Local School District COP	4.000%	12/1/23	675	675
[2]	Hillsdale Local School District COP	4.000%	12/1/24	625	625
[2]	Hillsdale Local School District COP	4.000%	12/1/25	1,120	1,120
	Kenton City School District GO	4.000%	11/1/23	165	165
	Kenton City School District GO	4.000%	11/1/24	190	190
[4]	Kettering Health Network Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,580	5,580
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	100	101
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,325	2,354
	Lakewood OH GO	4.500%	3/14/24	17,000	17,012
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	4,990	4,985
	Lebanon City School District GO	2.000%	12/1/23	130	130
	Lorain County OH GO BAN	4.125%	5/2/24	2,225	2,221
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/23	770	770
[2]	Lorain OH GO	4.000%	12/1/23	300	300
[2]	Lorain OH GO	4.000%	12/1/25	260	260
[4]	Lucas County OH GO TOB VRDO	4.100%	11/1/23	4,900	4,900
	Miami University OH College & University Revenue	5.000%	9/1/24	340	343
	Miami University OH College & University Revenue	5.000%	9/1/25	390	397
	Miami University OH College & University Revenue	5.000%	9/1/26	410	422
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,105	1,109
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,350	1,355
	Miamisburg City School District GO, Prere.	4.000%	12/1/25	1,000	1,004
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/24	150	149
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	365	361
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	340	336
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	295	299
[2]	Midview Local School District COP	4.000%	11/1/23	1,160	1,160
[2]	Midview Local School District COP	4.000%	11/1/24	1,205	1,202
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	115	116
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,950	2,958
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	304
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	101
[2]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	250	255
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	50	51
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	2,745	2,773
	Ohio (Conservation Projects) GO	3.000%	3/1/24	3,085	3,072
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	3,245	2,974
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,510	11,224
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,162
	Ohio Appropriations Revenue	5.000%	12/1/23	695	696
	Ohio Appropriations Revenue	5.000%	12/1/24	510	516
	Ohio Appropriations Revenue	5.000%	12/1/25	510	522
	Ohio GO	5.000%	3/1/24	150	151
	Ohio GO	5.000%	5/1/24	2,135	2,148
	Ohio GO	5.000%	5/1/24	625	629
	Ohio GO	5.000%	6/15/24	430	433
	Ohio GO	5.000%	8/1/24	700	706
	Ohio GO	5.000%	9/1/24	75	76
	Ohio GO	5.000%	9/15/24	1,655	1,672
	Ohio GO	5.000%	9/15/24	60	61
	Ohio GO	5.000%	11/1/24	60	61
	Ohio GO	5.000%	6/15/25	660	673
51

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio GO	5.000%	5/1/26	725	748
	Ohio GO	5.000%	5/1/26	1,340	1,382
	Ohio GO	5.000%	6/15/26	1,015	1,048
	Ohio GO, ETM	5.000%	8/1/24	5	5
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	50	50
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	2,550	2,553
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	365	365
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	245	248
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	2,210	2,238
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	50	51
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	425	426
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	3,030	3,035
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	280	281
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,054
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	7,860	7,920
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.550%	11/1/23	20,800	20,800
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	490	492
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	916
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	280	286
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	966
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/26	1,100	1,121
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	513
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	253
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	520	539
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/25	225	226
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	100
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/27	425	427
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/24	1,230	1,244
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	750	745
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	170	167
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	750	739
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	645	631
[10]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,507
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,543
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	940	950
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/24	2,000	2,020
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/25	2,150	2,196
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/24	700	703
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/25	800	813
	Ohio Lease (Appropriation) Revenue VRDO	4.000%	11/1/23	5,500	5,500
	Ohio Special Obligation Revenue	5.000%	4/1/26	2,110	2,143
	Ohio Special Obligation Revenue	5.000%	4/1/29	1,085	1,122
	Ohio State University College & University Revenue	5.000%	12/1/23	335	335
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,230	1,233
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,515	1,533
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/26	1,010	1,033
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/28	5,300	5,644
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/23	95	95
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	145	146
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,865	1,889
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	745	754
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	18,740	19,086
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,915	1,962
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	23,840	24,431
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	7,030	7,248
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	6,980	7,245
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	1,420	1,475
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue, Prere.	5.000%	12/1/25	2,560	2,618
[1]	Toledo OH GO	5.000%	12/1/27	1,000	1,038
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,596
	Toledo OH Water System Water Revenue	5.000%	11/15/24	1,615	1,635
	University of Akron College & University Revenue	5.000%	1/1/24	535	536
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	350
[2]	Wright State University College & University Revenue	5.000%	5/1/25	490	496
					574,927
Oklahoma (0.3%)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/24	30	30
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	300	302
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	1,190	1,196
52

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/26	12,780	12,840
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/24	520	523
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/28	1,265	1,290
	Oklahoma County Independent School District No. 12 Edmond GO	1.000%	3/1/24	12,000	11,819
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,225	1,227
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	985	990
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	910	900
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,252
	Oklahoma OK GO	5.000%	3/1/24	490	492
	Oklahoma State University College & University Revenue	5.000%	9/1/24	185	187
	Oklahoma State University College & University Revenue	5.000%	9/1/24	270	273
	Oklahoma State University College & University Revenue	5.000%	9/1/25	1,090	1,113
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/24	200	201
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,457
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/24	175	176
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	3,955	4,020
	University of Oklahoma College & University Revenue	4.000%	7/1/24	215	215
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,250	1,269
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,515	1,538
	University of Oklahoma College & University Revenue	5.000%	7/1/25	1,405	1,427
	University of Oklahoma College & University Revenue	3.400%	7/1/28	1,000	950
					54,687
Oregon (0.6%)
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	135	135
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	170	171
	Deschutes Public Library District GO	4.000%	6/1/24	290	290
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	6,150	6,171
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,115	2,182
	Lane & Douglas Counties School District No. 28J Fern Ridge GO, Prere.	5.000%	6/15/26	2,000	2,063
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	325	329
[4]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	4,000	4,000
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	500	510
	Oregon (Q State Project) GO	5.000%	5/1/25	2,250	2,290
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/23	40	40
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	910	911
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,155	5,215
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	340	344
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	50	51
	Oregon GO	5.000%	11/1/23	1,205	1,205
	Oregon GO	5.000%	11/1/23	1,550	1,550
	Oregon GO	4.000%	6/1/25	1,415	1,420
	Oregon GO	5.000%	5/1/26	2,500	2,539
	Oregon GO	5.000%	12/1/27	1,190	1,232
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	1,150	1,170
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	570	588
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,045
[4]	Oregon Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	4.120%	11/2/23	8,000	8,000
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	9,950	9,702
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	675	678
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	250	251
[4]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/7/23	5,340	5,340
	Oregon State Lottery Revenue	5.000%	4/1/24	25	25
	Oregon State Lottery Revenue	5.000%	4/1/25	1,625	1,633
	Oregon State Lottery Revenue	5.000%	4/1/26	2,070	2,080
	Oregon State Lottery Revenue	5.000%	4/1/26	1,000	1,016
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,000	1,037
	Port of Morrow OR GO	4.000%	6/1/24	160	160
	Port of Morrow OR GO	4.000%	6/1/25	165	164
	Port of Morrow OR GO	4.000%	6/1/26	170	169
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	510	523
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,354
	Portland Community College District GO	5.000%	6/15/27	2,640	2,718
	Portland OR (Public Improvement Projects) GO	5.000%	6/1/24	590	594
	Portland OR (Public Improvement Projects) GO	5.000%	6/1/25	620	631
	Portland OR GO	5.000%	6/1/25	1,905	1,940
	Portland OR Sewer System Sewer Revenue	5.000%	3/1/24	40	40
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/25	12,400	12,703
53

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/26	12,395	12,865
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	220	219
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	130	129
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/26	135	133
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	90
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	151
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/26	1,415	1,460
					101,507
Pennsylvania (3.9%)
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/24	500	501
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	300	299
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	485	482
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/26	420	409
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	705	709
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	165	167
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	1,485	1,509
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.560%	11/15/23	1,600	1,600
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.610%	11/15/24	1,000	997
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.670%	11/15/25	5,190	5,146
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.770%	11/15/26	2,000	1,976
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	11/15/47	91,510	90,578
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	4,520	4,480
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/24	300	300
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/24	50	51
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/25	550	565
[2]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	265
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	610	611
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	871
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	954
[1]	Altoona PA Sewer GO	5.000%	12/1/23	300	300
[2]	Armstrong School District GO	3.000%	3/15/24	565	562
	Bensalem Township School District GO	3.000%	6/1/24	605	600
	Bensalem Township School District GO	4.000%	6/1/25	575	574
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	1,485	1,450
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	1,695	1,655
[3]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,465	1,431
	Bethlehem Area School District GO	5.000%	11/15/25	1,965	2,006
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	500
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	498
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	518
[2]	Bristol Township School District GO	5.000%	6/1/24	375	377
[2]	Bristol Township School District GO	5.000%	6/1/26	570	584
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	405
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	430	428
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	441
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	464
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	580	571
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	195
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	239
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	435	439
	Bucks County PA Middletown Township GO	5.000%	8/15/24	495	500
[4]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	4.210%	11/2/23	2,800	2,800
[6]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	4.110%	11/2/23	2,300	2,300
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,300	1,300
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	329
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	570	573
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	334
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,185	1,202
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	170
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	100	101
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	251
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	375	380
54

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	250	256
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	410	412
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,200	1,234
	Commonwealth of Pennsylvania GO	5.000%	3/1/24	65	65
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	185	187
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	175	175
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	545	546
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,255	1,266
[2]	Connellsville Area School District GO	4.000%	8/15/24	755	753
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/28	1,000	1,013
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/29	1,420	1,438
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	249
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	263
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	235	235
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/25	2,250	2,277
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/26	2,405	2,464
	Delaware River Port Authority Miscellaneous Revenue (Port District Project)	5.000%	1/1/27	2,000	2,071
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of US0001M + 0.880%	4.517%	9/1/48	15,000	14,773
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.048%	3/1/57	3,000	2,875
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.590%	3/1/57	13,435	13,113
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	315	316
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	355	357
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	120	121
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	610	617
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	875	880
	Easton Area School District GO	4.000%	4/1/24	340	340
[1]	Erie School District GO	5.000%	4/1/24	250	251
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/23	500	499
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,380	8,490
	Hempfield Township PA GO	4.000%	10/15/24	100	100
	Hempfield Township PA GO	4.000%	10/15/26	100	101
[2]	Kiski Area School District GO	5.000%	3/1/24	275	276
[2]	Lackawanna County PA GO	5.000%	9/1/24	1,000	1,005
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	475	458
	Lancaster County PA GO	4.000%	11/1/23	125	125
[4]	Lancaster County PA Hospital Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	4.130%	11/2/23	4,160	4,160
[2]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	232
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	227
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	220	224
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	315	323
[1]	Lancaster School District GO	5.000%	6/1/24	250	251
	Latrobe IDA College & University Revenue	5.000%	3/1/24	185	185
	Latrobe IDA College & University Revenue	5.000%	3/1/25	250	249
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,680	1,599
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	505
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	377
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	260	253
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	355	342
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,140
	Lower Moreland Township School District GO	5.000%	11/1/23	520	520
	Lower Moreland Township School District GO	5.000%	11/1/24	1,170	1,182
	Lower Moreland Township School District GO	5.000%	11/1/25	520	530
[1]	Luzerne County PA GO	5.000%	11/15/29	4,595	4,633
	Manheim Central School District GO	1.000%	5/1/24	75	73
	Manheim Central School District GO	1.000%	5/1/25	140	131
	Manheim Central School District GO	1.000%	5/1/26	60	54
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	1,215	1,218
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	261
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	435	445
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	625	627
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	560	563
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	950	959
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	310	314
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	483
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,590	1,625
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	1,025	1,030
55

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,150	1,168
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	1,500	1,530
[1,4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	3,985	3,985
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	6,000	6,000
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	1,140	1,111
[4]	Montgomery County PA Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	9,835	9,835
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	820	820
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	775	787
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	140	142
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	10,270	10,042
[1]	Montour School District GO, Prere.	5.000%	10/1/25	3,170	3,239
[3]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.750%	11/1/24	635	635
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/23	120	120
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	525	525
[2]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Norwin School District GO	5.000%	4/1/24	300	301
[1]	Octorara Area School District GO	4.000%	4/1/24	470	470
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	165	165
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	275	276
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	265	266
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	260	261
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	455	454
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	235	238
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	405
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	540	539
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	235	240
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,120	1,144
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	320	327
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	325	332
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	300	312
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	485	504
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,225	1,227
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.560%	11/15/23	1,740	1,740
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.610%	11/15/24	1,000	997
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.670%	11/15/25	1,750	1,732
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.770%	11/15/26	1,820	1,795
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	11/15/47	28,915	28,600
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,425	1,430
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	350	352
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	310	318
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,737
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	4.150%	11/2/23	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,160	2,176
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,370	2,410
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	185	186
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	325	327
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	135	136
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	2,530	2,560
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	320	325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	2,390	2,428
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	190	193
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	127
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	256
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	153
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	215	221
56

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	110	114
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,000	1,006
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	245	246
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	935	950
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	90	90
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	110	110
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,405	4,409
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	500	500
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,000	1,001
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	220	221
	Pennsylvania Turnpike Commission Highway Revenue	2.000%	12/1/24	1,550	1,503
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	25	25
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	40	40
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	500	506
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	970	971
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	250	254
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	100	102
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	889
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.790%	12/1/23	39,025	39,035
[3]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	12/1/23	18,600	18,606
[3]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	5.040%	7/15/41	75,000	75,001
	Pequea Valley School District GO	3.000%	5/15/24	120	119
[1,4]	Philadelphia City PA Water & Wastewater Water Revenue TOB VRDO	4.210%	11/2/23	11,250	11,250
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	625	629
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	500	504
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	1,310	1,324
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,000	1,013
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,000	1,006
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,490	1,491
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/24	120	120
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/25	130	130
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/26	140	139
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	402
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	555	557
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	393
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	305	309
[1]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/25	200	204
[1]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/26	1,550	1,602
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	1,750	1,781
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	1,470	1,480
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	870	876
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	775	789
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	910	926
	Philadelphia PA GO	5.000%	8/1/24	2,635	2,653
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,625	4,790
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	90	91
	Philadelphia School District GO	5.000%	9/1/24	315	317
	Philadelphia School District GO	5.000%	9/1/24	1,185	1,192
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,006
	Philadelphia School District GO	5.000%	9/1/24	85	86
	Philadelphia School District GO	5.000%	9/1/25	1,000	1,013
	Philadelphia School District GO	5.000%	9/1/27	1,990	2,026
	Philadelphia School District GO	5.000%	9/1/28	2,252	2,295
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	1,700	1,699
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	899
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,860	1,851
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	6,040	6,012
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	4,035	4,029
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	140
[1,3,4]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.517%	9/1/40	18,500	18,294
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,657
[5]	School District of Philadelphia GO	5.000%	9/1/25	1,070	1,086
[5]	School District of Philadelphia GO	5.000%	9/1/25	2,705	2,744
[5]	School District of Philadelphia GO	5.000%	9/1/26	1,120	1,147
[5]	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,685
	School District of Philadelphia GO	5.000%	9/1/27	115	119
[5]	School District of Philadelphia GO	5.000%	9/1/27	1,180	1,218
[5]	School District of Philadelphia GO	5.000%	9/1/27	1,340	1,383
[5]	School District of Philadelphia GO	5.000%	9/1/28	1,240	1,290
57

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,040
	Scranton PA School District GO	5.000%	12/1/25	1,000	1,013
	Scranton PA School District GO	5.000%	12/1/27	1,400	1,440
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	250
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	605	609
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	360	364
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	110	110
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	170	171
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	162
[3]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.790%	6/1/49	3,620	3,603
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	575	578
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	780	793
[2]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	395	396
[2]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	205	206
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/24	300	303
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/25	300	305
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/26	325	334
[2]	State Public School Building Authority College & University Revenue	5.000%	10/1/27	375	389
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,539
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	930	940
	Susquehanna Township School District GO	4.000%	5/15/24	530	530
[3]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.550%	2/15/24	42,285	42,286
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	155	155
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	625	611
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	645	640
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	405	397
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/23	1,245	1,245
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/25	130	132
[2]	Wilkes-Barre PA Area School District GO	5.000%	8/1/27	1,240	1,269
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	3,375	3,375
[2]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,298
					630,584
Puerto Rico (1.7%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	14,156	13,714
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	87,253	87,722
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	76,499	77,807
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	20,156	20,594
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	2,250	2,251
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	7,395	7,398
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,705	1,706
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	535	535
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,570	1,571
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	4,095	4,103
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,415	2,408
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	3,660	3,649
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	13,090	12,994
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	465	465
[9]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,145	2,145
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	4,315	4,316
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	3,225	3,254
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	7,015	7,137
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,440
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	17,165	16,632
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,000	1,690
					273,531
Rhode Island (0.1%)
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	497
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	505
	Providence RI GO	5.000%	1/15/24	165	165
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/25	4,510	4,574
	Rhode Island Commerce Corp. Fuel Sales Tax Revenue	5.000%	6/15/24	1,000	1,006
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	470	473
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/24	430	434
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,277
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	10	10
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,929
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/24	1,050	1,056
58

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/26	635	652
[10]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,000	3,925
					20,503
South Carolina (1.5%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	1,605	1,632
	Aiken County SC Consolidated School District GO	5.000%	4/1/26	1,080	1,112
	Aiken County SC Consolidated School District GO	5.000%	4/1/27	3,185	3,326
	Aiken County SC Consolidated School District GO	5.000%	4/1/28	2,975	3,142
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/23	25	25
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/25	2,905	2,908
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	50	50
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/24	100	100
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/25	945	952
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	7,720	7,885
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	18,560	19,187
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	11,105	11,608
[10]	Greenville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,682	12,747
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,092
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,180	2,209
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,903
	Lexington County School District No. 1 GO	4.000%	2/1/24	350	350
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	85,655	85,362
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,240	1,241
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,955	1,957
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	760	759
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,168
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/27	1,000	1,021
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,195	1,198
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,500	1,511
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	30,435	30,756
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	4,000	4,000
[4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,098
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	375
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	300	300
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	50	50
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	435	439
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	1,950	1,965
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	190	192
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	1,000	1,009
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	625	630
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	252
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	400	403
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	306
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	475	484
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	500	513
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	500	516
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	619
[2,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.210%	11/2/23	3,820	3,820
[2,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.210%	11/2/23	4,500	4,500
[1,4]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.210%	11/2/23	12,000	12,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	100	100
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	115	115
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	120	121
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	45	46
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/24	50	50
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	100	100
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	1,160	1,164
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	875	876
	South Carolina Public Service Authority Nuclear Revenue, Prere.	5.750%	12/1/23	435	436
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	502
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	365	366
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	670	679
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	584
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	289
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	195	199
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,000	1,029
					238,348
59

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Appropriations Revenue (Vocational Education Program)	5.000%	8/1/27	725	738
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	151
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	485	490
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	255	258
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	280	284
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	6,060	6,072
	South Dakota State Building Authority Lease (Appropriation) Revenue	5.000%	6/1/26	500	514
					8,507
Tennessee (1.4%)
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	4.140%	11/2/23	11,247	11,247
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/24	65	66
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	565	567
	Franklin TN GO	5.000%	6/1/24	1,000	1,007
	Hamilton County TN GO	5.000%	12/1/26	1,200	1,248
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	640	642
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,745	1,758
[6]	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/2/23	27,235	27,235
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	50	50
	Knox County TN GO	5.000%	6/1/24	1,540	1,551
[10]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,650	2,647
[10]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,560
	Memphis TN GO	5.000%	11/1/23	110	110
	Memphis TN GO	5.000%	4/1/26	2,510	2,546
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/24	1,650	1,667
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/25	705	720
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/26	350	358
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	168
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	170	167
[5]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	12,930	13,378
[10]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,500	1,476
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,781	20,903
[1,4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB PUT	4.240%	11/2/23	9,100	9,100
[1,4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	4.240%	11/2/23	3,665	3,665
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/25	11,140	11,172
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,530
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	450	458
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/26	500	515
[4,6]	Metropolitan Government of Nashville & Davidson County TN Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	11/2/23	6,310	6,310
[6]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	4.100%	11/1/23	100	100
	Montgomery County TN GO	4.000%	4/1/25	500	500
	Montgomery County TN GO	5.000%	6/1/25	1,175	1,197
	Rutherford County TN GO	5.000%	4/1/25	1,000	1,017
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	4.140%	11/2/23	12,500	12,500
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/24	575	576
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	600	601
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/26	750	752
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/27	750	759
	Tennergy Corp. Natural Gas Revenue	5.500%	12/1/28	1,100	1,115
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	33,970	33,973
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	1,340	1,263
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	250	251
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	33,080	32,738
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,040	4,930
	Tennessee GO	5.000%	11/1/25	2,660	2,725
	Tennessee GO	5.000%	8/1/26	850	866
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/24	500	503
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/25	225	228
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/26	255	261
60

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/27	250	258
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/28	200	206
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/23	2,830	2,830
					231,421
Texas (11.7%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,065
	Alamo Community College District GO	5.000%	2/15/24	1,325	1,329
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,568
	Alamo Community College District GO	5.000%	2/15/26	7,885	8,090
[15]	Alamo Heights Independent School District GO	4.000%	2/1/26	3,640	3,653
[15]	Aldine Independent School District GO	5.000%	2/15/29	1,525	1,568
[15]	Aledo Independent School District GO	5.000%	2/15/24	435	436
[15]	Aledo Independent School District GO	5.000%	2/15/24	180	180
[15]	Aledo Independent School District GO	5.000%	2/15/25	750	759
[15]	Alief Independent School District GO	5.000%	2/15/26	1,070	1,098
[15]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,300	1,267
[15]	Alvin TX Independent School District GO	5.000%	2/15/25	685	695
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	390	388
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	390	383
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,232
[15]	Arlington Independent School District GO	5.000%	2/15/27	2,250	2,338
[15]	Arlington TX Independent School District GO	5.000%	2/15/26	2,200	2,255
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	225
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	303
	Austin Community College District GO	5.000%	8/1/25	3,000	3,059
[15]	Austin Independent School District GO	5.000%	8/1/25	1,500	1,530
[15]	Austin Independent School District GO	5.000%	8/1/26	580	598
	Austin TX GO	5.000%	11/1/23	1,615	1,615
	Austin TX GO	5.000%	5/1/24	1,615	1,624
	Austin TX GO	5.000%	9/1/24	1,300	1,312
	Austin TX GO	5.000%	9/1/24	1,600	1,615
	Austin TX GO	5.000%	11/1/24	1,670	1,689
	Austin TX GO	5.000%	5/1/25	1,665	1,693
	Austin TX GO	5.000%	9/1/25	1,000	1,021
	Austin TX GO	5.000%	9/1/25	1,160	1,184
	Austin TX GO	5.000%	11/1/25	1,720	1,760
	Austin TX GO	5.000%	5/1/26	1,715	1,766
	Austin TX GO	5.000%	9/1/26	1,160	1,199
	Austin TX GO	5.000%	9/1/27	1,000	1,029
	Austin TX GO, ETM	5.000%	9/1/24	15	15
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/23	95	95
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/24	70	71
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/25	1,000	1,023
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	1,375	1,423
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	11/15/23	110	110
[15]	Barbers Hill Independent School District GO	5.000%	2/15/24	500	502
	Baytown TX GO	5.000%	2/1/24	1,115	1,118
[15]	Beaumont Independent School District GO	5.000%	2/15/25	175	177
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/24	250	252
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/25	350	356
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/26	300	309
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/27	425	442
[15]	Belton Independent School District GO	5.000%	2/15/26	1,500	1,539
	Bexar County Hospital District GO	5.000%	2/15/25	600	608
	Bexar County Hospital District GO	5.000%	2/15/26	625	639
	Bexar County Hospital District GO	5.000%	2/15/27	350	361
	Bexar County TX GO	5.000%	6/15/24	385	388
[15]	Birdville Independent School District GO	5.000%	2/15/26	1,000	1,024
[15]	Birdville Independent School District GO	5.000%	2/15/27	1,000	1,037
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	705	712
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	155	156
[15]	Brazosport Independent School District GO	5.000%	2/15/25	2,330	2,364
[15]	Bryan Independent School District GO	5.000%	2/15/25	14,380	14,558
[15]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,590	5,448
[15]	Burnet Consolidated Independent School District GO	5.000%	8/1/24	500	505
[15]	Calhoun County Independent School District GO	5.000%	2/15/24	3,895	3,908
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,246
[4,6]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	10,050	10,050
[15]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	496
61

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	755	765
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	7,500	7,603
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	2,555	2,617
[9]	Cedar Hill Independent School District GO	0.000%	8/15/26	3,570	3,168
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,000	1,010
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	908
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	23,075	23,442
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	9,305	9,341
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,265	2,304
[8]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,770	5,580
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	2,500	2,510
[15]	Clear Creek Independent School District GO	5.000%	2/15/24	530	532
[15]	Clear Creek Independent School District GO	5.000%	2/15/24	950	953
[15]	Clear Creek Independent School District GO	5.000%	2/15/25	580	589
[15]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	2,520	2,440
[15]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	5,355	5,294
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	720	723
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	460	466
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	490	495
[15]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	535	555
[1]	Coastal Bend Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	5.000%	7/1/31	650	650
	Collin County TX GO	5.000%	2/15/25	1,705	1,731
	Collin County TX GO	5.000%	2/15/26	1,000	1,027
[15]	Comal Independent School District GO	5.000%	2/1/25	1,510	1,531
[15]	Conroe Independent School District GO	5.000%	2/15/25	2,035	2,066
[15]	Conroe Independent School District GO	5.000%	2/15/25	800	802
[5,15]	Conroe Independent School District GO	5.000%	2/15/25	1,150	1,166
[5,15]	Conroe Independent School District GO	5.000%	2/15/26	2,000	2,050
[5,15]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,463
	Corpus Christi TX GO	5.000%	3/1/24	920	923
	Corpus Christi TX GO	5.000%	3/1/25	890	903
	Corpus Christi TX GO	5.000%	3/1/25	985	999
	Corpus Christi TX GO	5.000%	3/1/26	1,025	1,052
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/25	325	330
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	206
[4]	Corpus Christi TX Utility System Water Revenue TOB VRDO	4.140%	11/2/23	9,045	9,045
[15]	Cotulla TX Independent School District GO	5.000%	2/15/27	1,305	1,354
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/24	100	100
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,030	1,045
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,250	1,253
[15]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,495	1,537
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	8,139
[15]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	12,022
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,001
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	445	450
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	425	430
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,705	1,783
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	6,590	6,967
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,585	1,601
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	1,010	1,020
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,270	2,326
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	25	26
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	100	102
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	14,200	14,552
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	23,620	24,206
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,300	2,357
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,160	2,214
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,530	1,568
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	1,600	1,600
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	190	190
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	4,415	4,415
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	200	200
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	1,040	1,061
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,525	2,577
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,160	7,307
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,940	3,000
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	2,290	2,366
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	655	677
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,175	1,225
62

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,750	2,773
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	5,075	4,914
[10]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,100	2,117
[15]	Dallas Independent School District GO	5.000%	8/15/24	55	55
[15]	Dallas Independent School District GO	5.000%	2/15/25	3,500	3,550
	Dallas Independent School District GO	5.000%	2/15/25	1,000	1,014
[15]	Dallas Independent School District GO	5.000%	8/15/25	3,260	3,289
[15]	Dallas Independent School District GO	5.000%	2/15/28	3,730	3,917
	Dallas TX GO	5.000%	2/15/24	55	55
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	500	503
[15]	Del Valle Independent School District TX GO	5.000%	6/15/25	1,500	1,526
[15]	Del Valle Independent School District TX GO	5.000%	6/15/26	1,570	1,616
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,759
	Denton County TX GO	5.000%	7/15/24	1,145	1,154
	Denton County TX GO	5.000%	7/15/25	1,000	1,008
	Denton County TX GO	5.000%	7/15/25	2,365	2,408
	Denton County TX GO	5.000%	7/15/26	1,200	1,237
[15]	Denton Independent School District GO PUT	2.000%	8/1/24	5,580	5,482
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	685	675
[15]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	1,015	1,001
[15]	Denton Independent School District GO, Prere.	5.000%	8/15/24	1,300	1,310
[15]	Denton Independent School District GO, Prere.	4.000%	2/15/25	500	501
	Denton TX County GO, Prere.	5.000%	7/15/24	9,455	9,529
[15]	Dickinson Independent School District GO PUT	3.500%	8/1/25	9,440	9,323
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/24	720	726
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	8/15/25	675	688
[15]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/24	765	772
[15]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	36,855	36,269
	Ector County Hospital District GO	5.000%	9/15/24	670	669
	Ector County Hospital District GO	5.000%	9/15/25	500	498
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,590
	El Paso TX GO	5.000%	8/15/24	155	156
	El Paso TX GO	5.000%	8/15/24	350	353
	El Paso TX GO	5.000%	8/15/24	480	484
	El Paso TX GO	5.000%	8/15/24	20	20
	El Paso TX GO	5.000%	8/15/25	960	978
	El Paso TX GO	5.000%	8/15/25	750	764
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	575	561
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	175	168
	Fort Bend County TX GO	5.000%	3/1/24	215	216
	Fort Bend County TX GO	5.000%	3/1/24	725	728
	Fort Bend County TX GO	5.000%	3/1/25	400	406
	Fort Bend County TX GO	5.000%	3/1/26	2,055	2,076
	Fort Bend County TX GO	5.000%	3/1/29	1,030	1,051
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/24	500	502
[15]	Fort Bend Independent School District GO	5.000%	8/15/24	400	403
[15]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	16,500	16,254
[15]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	4,235	3,982
	Fort Worth Independent School District GO	5.000%	2/15/24	4,525	4,538
[15]	Fort Worth Independent School District GO	5.000%	2/15/26	120	122
	Fort Worth TX GO	3.000%	9/1/24	1,190	1,176
[15]	Frisco Independent School District GO	5.000%	8/15/24	1,280	1,291
[15]	Frisco Independent School District GO	0.000%	8/15/26	4,690	4,185
[15]	Frisco Independent School District GO	5.000%	8/15/26	1,260	1,288
[15]	Garland Independent School District GO	5.000%	2/15/25	1,955	1,982
[15]	Garland Independent School District GO	5.000%	2/15/26	2,650	2,683
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,870	3,953
[15]	Georgetown Independent School District GO	5.000%	8/15/29	3,055	3,174
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/24	510	514
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/26	1,290	1,324
[1,4]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	4.190%	11/2/23	19,200	19,200
[15]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	2,830	2,459
[15]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,090
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	14,855	15,377
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	215	220
[2,4]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	4.210%	11/2/23	2,420	2,420
[15]	Gregory-Portland Independent School District GO	5.000%	2/15/25	1,290	1,309
[15]	Gregory-Portland Independent School District GO	5.000%	2/15/26	1,000	1,026
[2]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,330	1,308
63

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Harlandale Independent School District GO PUT	0.750%	8/15/25	9,845	9,260
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,685	1,686
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,017
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	985	1,002
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	19,025	19,131
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	1,490	1,500
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	3,910	3,936
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,759
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,505	13,796
[4,6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	9,750	9,750
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	3,750	3,750
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	3,750	3,750
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 70% of SOFR + 0.730%	4.440%	11/15/46	3,500	3,495
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.660%	12/1/49	1,315	1,315
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	5.040%	7/1/49	3,795	3,791
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	6,025	6,076
	Harris County Flood Control District GO	4.000%	10/1/24	1,500	1,501
	Harris County Flood Control District GO	5.000%	10/1/25	1,500	1,531
	Harris County Flood Control District GO	5.000%	10/1/26	1,700	1,756
[1]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	5.000%	7/1/31	675	675
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,500	1,518
	Harris County TX GO	5.000%	9/15/26	700	723
	Harris County TX GO	5.000%	9/15/26	540	558
	Harris County TX GO	5.000%	10/1/28	3,640	3,701
	Harris County TX Highway Revenue	5.000%	8/15/24	295	297
	Harris County TX Highway Revenue	5.000%	8/15/28	1,500	1,538
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	2,835	2,694
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	100	101
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	730	733
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/26	4,400	3,782
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,190	1,191
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/25	1,000	1,013
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/26	1,100	1,129
[15]	Hays Consolidated Independent School District GO	5.000%	2/15/27	1,000	1,040
[4]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	60	56
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	3,000	3,049
	Hidalgo County TX GO	5.000%	8/15/25	570	579
[10]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,155	7,208
	Houston Community College System GO	5.000%	2/15/24	1,720	1,726
	Houston Community College System GO	5.000%	2/15/25	1,855	1,883
	Houston Community College System GO	5.000%	2/15/25	6,535	6,635
[10]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,536
[15]	Houston Independent School District GO	5.000%	2/15/24	355	356
[15]	Houston Independent School District GO	5.000%	2/15/24	115	115
[15]	Houston Independent School District GO	5.000%	2/15/26	1,770	1,817
[15]	Houston Independent School District GO PUT	3.000%	6/1/24	6,335	6,287
[15]	Houston Independent School District GO PUT	3.500%	6/1/25	9,700	9,582
[15]	Houston Independent School District GO PUT	4.000%	6/1/25	3,895	3,877
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	645	649
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/26	3,015	3,029
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	225	228
[1]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/26	3,825	3,356
	Houston TX GO	5.000%	3/1/24	165	166
	Houston TX GO	5.000%	3/1/25	850	863
	Houston TX GO	5.000%	3/1/26	10,455	10,723
	Houston TX GO	5.000%	3/1/26	1,000	1,026
	Houston TX GO	5.000%	3/1/27	285	296
	Houston TX GO	5.000%	3/1/28	415	436
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	140	140
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	140
[15]	Hutto Independent School District GO	5.000%	8/1/25	400	407
[15]	Hutto Independent School District GO	5.000%	8/1/26	275	283
[15]	Hutto Independent School District GO PUT	2.000%	8/1/25	2,875	2,757
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/25	1,000	1,018
	Irving TX Waterworks & Sewer System Water Revenue	5.000%	8/15/26	680	700
64

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Joshua Independent School District GO, Prere.	5.000%	8/15/24	180	182
[4]	Justin TX Special Assessment Revenue	2.500%	9/1/26	100	92
[15]	Katy Independent School District GO	5.000%	2/15/24	115	115
	Kaufman County TX GO	5.000%	2/15/24	215	216
	Kaufman County TX GO	5.000%	2/15/24	120	120
[15]	Klein Independent School District GO	5.000%	8/1/24	40	40
[15]	La Joya Independent School District GO	5.000%	2/15/25	1,070	1,086
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	265	264
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	530	524
	Lake Travis Independent School District GO	5.000%	2/15/26	1,325	1,355
[15]	Laredo Independent School District GO	5.000%	8/1/25	1,185	1,208
	Laredo TX GO	5.000%	2/15/26	1,000	1,024
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/24	1,620	1,621
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	117
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	373
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	6,000	1,466
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	51,355	13,349
[15]	Leander Independent School District GO, Prere.	0.000%	8/15/24	11,270	3,115
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/43	9,487	9,518
[15]	Lewisville Independent School District GO	5.000%	8/15/25	1,870	1,908
[15]	Lewisville Independent School District GO	5.000%	8/15/25	7,580	7,733
[15]	Lewisville Independent School District GO	4.000%	8/15/26	12,160	12,062
[15]	Lewisville Independent School District GO	5.000%	8/15/26	4,500	4,646
[15]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,610
	Lewisville TX GO	5.000%	2/15/26	3,595	3,686
[15]	Little Elm Independent School District GO	5.000%	8/15/24	1,000	1,009
[15]	Little Elm Independent School District GO PUT	0.680%	8/15/25	835	784
	Lone Star College System GO	5.000%	2/15/24	300	301
	Lone Star College System GO	5.000%	2/15/25	1,025	1,040
[15]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/24	555	560
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,530	1,538
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,145	1,151
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,100	1,106
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,240	1,259
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,125	1,142
[1]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	905	928
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	2,200	2,249
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	16,550	16,910
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	545	548
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	310	312
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	500	503
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	920	934
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,015	2,045
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,550	1,573
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	2,000	2,044
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,470	1,516
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,225	2,242
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	1,530	1,541
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	4.210%	11/2/23	13,600	13,600
	Lubbock County TX GO	4.000%	2/15/24	1,580	1,580
	Lubbock TX GO	5.000%	2/15/24	1,000	1,003
	Lubbock TX GO	5.000%	2/15/25	1,170	1,185
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/24	665	667
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/25	525	532
	Mainland College GO	5.000%	8/15/24	275	277
	Mansfield TX GO	5.000%	2/15/25	1,000	1,015
[15]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,020
	McKinney TX GO	5.000%	8/15/24	225	227
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	375	385
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/26	2,360	2,420
[1]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/24	665	669
[15]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,020
	Metropolitan Transit Authority of Harris County Sales & Use Sales Tax Revenue	5.000%	11/1/26	2,180	2,257
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	265	268
	Midland County Hospital District GO	5.000%	5/15/25	365	371
	Midland County Hospital District GO	5.000%	5/15/26	820	841
	Midland TX GO	5.000%	3/1/24	1,685	1,691
[15]	Midlothian Independent School District GO	5.000%	2/15/24	500	501
65

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,270	7,130
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	136	130
[15]	Nederland Independent School District GO	5.000%	8/15/24	95	96
[15]	Nederland Independent School District GO	5.000%	8/15/26	1,905	1,966
	New Braunfels TX GO	5.000%	2/1/24	1,270	1,273
	New Braunfels TX GO	5.000%	2/1/25	1,310	1,325
	New Braunfels TX GO	5.000%	2/1/26	2,005	2,044
	New Braunfels TX Utility System Revenue CP	3.800%	11/8/23	15,000	14,998
	New Braunfels TX Utility System Revenue CP	4.300%	12/12/23	25,000	24,992
[15]	New Caney Independent School District GO	5.000%	2/15/24	100	100
[15]	New Caney Independent School District GO PUT	1.250%	8/15/24	10,800	10,538
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	640	627
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,852
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,720	3,591
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminister Manor Project)	5.000%	11/1/25	1,050	1,049
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	2,000	2,022
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,275	1,305
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,290	1,320
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	2,445	2,502
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,090	1,131
[15]	Nixon-Smiley Consolidated Independent School District GO	4.000%	8/15/24	105	105
[15]	North East TX Independent School District GO PUT	2.200%	8/1/24	1,375	1,338
[15]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	5,000	5,012
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/23	1,415	1,417
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	2,180	2,205
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	690
[2,4]	North FT Bend Water Authority Water Revenue TOB VRDO	4.200%	11/2/23	2,305	2,305
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/24	2,140	2,147
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	2,300	2,343
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	190	190
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,575	1,577
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	140	140
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	110	110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	445	446
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	5,380	5,440
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,140	6,208
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	10,000	10,111
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,735	1,754
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	495	495
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,905	11,924
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,750	1,787
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	650	650
[5]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	18,160	18,577
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,010
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,840	1,843
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,000	1,015
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,025	1,057
[5]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	19,295	19,957
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,290	1,317
[11]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	430	441
[15]	Northside Independent School District GO	5.000%	8/15/26	3,215	3,269
[15]	Northside Independent School District GO PUT	1.600%	8/1/24	21,700	21,255
[15]	Northside Independent School District GO PUT	0.700%	6/1/25	22,860	21,544
[15]	Northside Independent School District GO PUT	3.000%	8/1/26	26,125	25,172
[15]	Northside Independent School District GO PUT	2.000%	6/1/27	1,580	1,451
[15]	Northwest Independent School District GO	5.000%	2/15/24	105	105
[15]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,675	18,258
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/25	1,250	1,268
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/26	1,220	1,248
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/27	1,200	1,242
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/24	115	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	105	106
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	1,900	1,951
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/28	4,765	4,837
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/30	4,825	4,890
66

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/24	975	978
	Pflugerville TX GO	5.000%	8/1/24	765	771
	Pflugerville TX GO	5.000%	8/1/24	600	605
	Pflugerville TX GO	5.000%	8/1/25	620	632
	Pflugerville TX GO	5.000%	8/1/28	1,000	1,053
[15]	Plano Independent School District GO	5.000%	2/15/24	65	65
	Plano TX GO	4.000%	9/1/25	2,220	2,225
[15]	Port Arthur Independent School District GO, Prere.	5.000%	2/15/25	150	152
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/25	950	970
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/26	1,000	1,028
[15]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,932
[15]	Prosper Independent School District GO	5.000%	2/15/26	945	968
[15]	Prosper Independent School District GO PUT	3.000%	8/15/25	7,410	7,225
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	1,975
[5]	PSC Miscellaneous Revenue PUT	3.750%	2/1/28	11,500	10,713
[15]	Richardson Independent School District GO	5.000%	2/15/25	2,820	2,862
[15]	Richardson Independent School District GO	5.000%	2/15/27	1,065	1,094
[15]	Rio Grande City Consolidated Independent School District GO	4.000%	8/15/24	810	811
[15]	Rio Grande City Consolidated Independent School District GO	5.000%	8/15/25	540	551
	Rockland County TX GO	5.000%	2/1/24	425	426
[15]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	425	431
[15]	Round Rock Independent School District GO	5.000%	8/1/24	325	328
	Round Rock Independent School District GO	5.000%	8/1/26	2,000	2,065
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/25	1,000	1,013
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/26	1,000	1,023
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.000%	2/15/27	1,000	1,034
	San Angelo TX GO	2.000%	2/15/24	5,335	5,290
	San Angelo TX GO	2.000%	2/15/25	2,720	2,624
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	4,160	4,108
[15]	San Antonio Independent School District GO	5.000%	8/15/26	1,000	1,018
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/25	2,585	2,630
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/26	3,875	3,979
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	125	125
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	1,540	1,544
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,088
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	125	127
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	2,000	2,047
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	260	266
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	4,000	4,093
[5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,750	1,791
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	260	269
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	1,610	1,665
[5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	2,125	2,197
[5]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	2,000	2,089
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	14,560	14,116
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,810	13,389
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	10,845	10,175
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	1,650	1,458
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	9,855	9,594
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	130	116
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	5.060%	2/1/48	42,500	42,419
	San Antonio TX GO	5.000%	2/1/24	210	211
	San Antonio TX GO	5.000%	2/1/26	590	599
	San Antonio TX GO	5.000%	2/1/26	7,690	7,879
	San Antonio TX GO	5.000%	2/1/26	4,125	4,226
[15]	San Antonio TX Independent School District GO	5.000%	2/15/24	140	140
[15]	San Antonio TX Independent School District GO	5.000%	8/15/24	1,395	1,408
	San Antonio Water System Water Revenue	5.000%	5/15/24	450	450
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,030	1,069
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	26,180	25,915
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,730	10,242
[3]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.840%	5/1/44	59,645	59,289
	San Patricio County TX GO	5.000%	4/1/24	100	100
	San Patricio County TX GO	5.000%	4/1/25	100	101
	San Patricio County TX GO	5.000%	4/1/26	150	153
	San Patricio County TX GO	5.000%	4/1/27	135	139
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	125	126
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	150	152
67

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Southwest Independent School District GO	5.000%	2/1/24	100	100
[15]	Southwest Independent School District GO	5.000%	2/1/25	830	841
[15]	Southwest Independent School District GO	5.000%	2/1/26	1,000	1,024
[15]	Southwest Independent School District GO	5.000%	2/1/26	875	896
[15]	Southwest Independent School District GO	5.000%	2/1/27	1,000	1,035
[15]	Southwest Independent School District GO	5.000%	2/1/27	1,165	1,205
[15]	Southwest Independent School District GO	5.000%	2/1/28	1,000	1,044
[15]	Spring Branch Independent School District GO	5.000%	2/1/25	6,800	6,903
[15]	Spring Branch Independent School District GO	5.000%	2/1/26	11,490	11,795
[15]	Spring Independent School District GO	5.000%	8/15/24	605	610
[5]	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,759	20,970
	Sugar Land TX GO	5.000%	2/15/25	1,200	1,215
	Tarrant County College District GO	5.000%	8/15/25	1,050	1,068
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	150	150
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,858
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	796
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	689
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	311
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,000	6,095
[3,4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.640%	8/1/50	60,625	60,266
	Tarrant County Hospital District GO	5.000%	8/15/24	850	857
	Tarrant County Hospital District GO	5.000%	8/15/25	425	433
[4]	Tarrant County Hospital District GO TOB VRDO	4.160%	11/2/23	3,545	3,545
[6]	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	4.150%	11/2/23	5,245	5,245
	Tarrant County TX GO	5.000%	7/15/24	250	252
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	140	140
	Temple TX Utility System Water Revenue	5.000%	8/1/24	460	463
	Temple TX Utility System Water Revenue	5.000%	8/1/25	925	941
	Texas A&M University College & University Revenue	5.000%	5/15/24	170	171
	Texas A&M University College & University Revenue	5.000%	5/15/25	1,575	1,603
	Texas A&M University College & University Revenue	5.000%	5/15/26	1,500	1,546
[15]	Texas City TX Independent School District GO	3.000%	2/15/24	1,025	1,021
	Texas GO	5.000%	10/1/24	110	111
	Texas GO	5.000%	10/1/24	35	35
	Texas GO	5.000%	4/1/25	6,600	6,630
	Texas GO	5.000%	8/1/25	5,040	5,135
	Texas GO	5.000%	10/1/25	7,230	7,258
	Texas GO	5.000%	10/1/25	6,235	6,291
	Texas GO	5.000%	10/1/25	1,000	1,022
	Texas GO	5.000%	10/1/25	1,635	1,671
	Texas GO	5.000%	10/1/25	590	603
	Texas GO	5.000%	4/1/26	1,600	1,606
	Texas GO	5.000%	4/1/26	2,200	2,259
	Texas GO	4.000%	8/1/26	1,050	1,045
	Texas GO VRDO	4.100%	11/1/23	8,240	8,240
	Texas GO VRDO	4.100%	11/1/23	44,275	44,275
	Texas GO VRDO	4.100%	11/1/23	7,170	7,170
[6]	Texas GO VRDO	4.100%	11/1/23	43,555	43,555
	Texas GO VRDO	4.100%	11/1/23	13,500	13,500
	Texas GO VRDO	4.150%	11/1/23	5,270	5,270
	Texas GO, Prere.	5.000%	4/1/24	60	60
	Texas GO, Prere.	5.000%	4/1/24	55	55
	Texas GO, Prere.	5.000%	4/1/24	20	20
	Texas GO, Prere.	5.000%	10/1/24	85	86
	Texas GO, Prere.	5.000%	10/1/24	35	35
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	500	500
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	9,580	9,765
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	4,780	4,779
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	3,350	3,344
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	2,960	2,952
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,335	1,330
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	1,725	1,713
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	1,465	1,446
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	2,000	2,009
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	635	639
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	1,300	1,283
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	655	634
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	175
68

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	665	667
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	250
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	480	485
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	261
[2]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	620	634
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	1,000	1,012
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	1,490	1,494
[10]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,126
[1,4]	Texas State Technical College & University Revenue TOB VRDO	4.290%	11/7/23	7,040	7,040
	Texas State University System College & University Revenue	5.000%	3/15/26	870	873
	Texas Transportation Commission GO PUT	0.650%	4/1/26	27,440	24,682
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	50	50
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	145	146
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,050	4,138
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,214
	Texas Water Development Board Water Revenue	5.000%	4/15/24	50	50
	Texas Water Development Board Water Revenue	5.000%	4/15/24	1,500	1,507
	Texas Water Development Board Water Revenue	5.000%	10/15/24	4,000	4,043
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,075	1,093
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,500	1,524
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,250	1,270
	Texas Water Development Board Water Revenue	5.000%	8/1/25	870	887
	Texas Water Development Board Water Revenue	5.000%	8/1/25	1,350	1,376
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,045	1,068
	Texas Water Development Board Water Revenue	5.000%	10/15/25	1,700	1,737
	Texas Water Development Board Water Revenue	5.000%	10/15/25	3,195	3,265
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,700	1,750
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,690	1,740
	Texas Water Development Board Water Revenue	5.000%	8/1/26	1,000	1,034
	Texas Water Development Board Water Revenue	5.000%	8/1/26	2,475	2,558
	Texas Water Development Board Water Revenue	5.000%	10/15/26	1,500	1,555
	Texas Water Development Board Water Revenue	5.000%	10/15/26	5,000	5,182
	Texas Water Development Board Water Revenue	5.000%	4/15/27	2,500	2,605
	Texas Water Development Board Water Revenue	5.000%	10/15/27	5,000	5,245
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,053
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,080	1,143
[15]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,275
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,469
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,381
	Travis County TX GO	5.000%	3/1/27	3,000	3,041
	Travis County TX GO	5.000%	3/1/27	1,025	1,063
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,076
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,670	1,683
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/25	3,905	3,978
	Trinity River Authority Central Regional Wastewater System Water Revenue	3.000%	8/1/24	15	15
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/25	765	775
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/26	550	564
[15]	United TX Independent School District GO	5.000%	8/15/24	435	439
	University of Houston College & University Revenue	5.000%	2/15/26	1,300	1,334
	University of North Texas System College & University Revenue	5.000%	4/15/26	1,000	1,026
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	340	343
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue, Prere.	5.000%	8/1/24	2,065	2,082
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/24	600	600
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/26	575	573
[15]	Wichita Falls Independent School District GO	4.000%	2/1/24	1,000	1,000
[15]	Wichita Falls Independent School District GO	4.000%	2/1/25	650	651
[15]	Willis Independent School District GO	2.000%	2/15/24	325	322
[15]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,622
[15]	Wylie Independent School District GO	0.000%	8/15/25	1,325	1,230
[15]	Ysleta Independent School District GO	5.000%	8/15/25	1,545	1,557
					1,885,893
Utah (0.4%)
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/26	3,525	3,634
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/24	1,000	1,011
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/25	650	665
	Murray UT Revenue VRDO	3.870%	11/1/23	11,650	11,650
	University of Utah College & University Revenue	5.000%	8/1/24	705	711
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	3,435	3,442
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	14,320	14,405
69

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	10,925	11,137
	Utah GO	5.000%	7/1/24	25	25
[10]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	2,135	2,117
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Fcilities Master Lease Program)	5.000%	5/15/26	2,000	2,019
	Utah State University College & University Revenue	5.000%	12/1/23	1,010	1,011
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/25	500	507
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/27	600	618
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	90	91
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	259
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	655	667
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	1,365	1,391
[1]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/27	630	651
					56,011
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/24	460	464
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	595	599
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/24	620	621
					1,684
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	405	406
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	1,005	1,006
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	3,425	3,413
					4,825
Virginia (1.5%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	390	391
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	870	874
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	260	263
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,920	2,951
[5]	Bristol VA BAN GO	5.000%	9/1/27	7,750	7,842
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,785	66,785
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,240	1,192
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	130	131
	Fairfax County Economic Development Authority Special Tax Revenue ( Route 28. Project)	5.000%	4/1/25	1,915	1,947
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/25	1,175	1,191
	Fairfax County VA GO	5.000%	10/1/25	1,360	1,390
	Fairfax County VA GO	4.000%	10/1/26	5,000	5,043
	Fairfax County VA GO	4.000%	10/1/26	2,545	2,567
	Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,688
	Fairfax County Water Authority Water Revenue	4.000%	4/1/28	3,360	3,382
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,000	1,001
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	2,040	1,997
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/24	55	55
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	695	685
	Harrisonburg VA GO	5.000%	7/15/24	3,790	3,821
	Henrico County VA Water & Sewer County Water Revenue, Prere.	5.000%	5/1/26	6,570	6,768
	Henrico County VA Water & Sewer Water Revenue, Prere.	5.000%	5/1/26	2,000	2,060
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	605	604
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	435	420
	Loudoun County VA GO	5.000%	12/1/24	11,030	11,175
	Loudoun County VA GO	5.000%	12/1/25	6,965	7,141
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	4,070	3,727
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,785	2,678
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	865	864
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	655	655
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	425	424
	Newport News VA GO	5.000%	7/15/24	40	40
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	3,245	3,386
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,509
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	825	824
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	750	733
	Virginia Beach Development Authority Appropriations Revenue	5.000%	3/1/25	1,925	1,955
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	20	20
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	13,500	13,705
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/24	325	325
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/26	425	426
	Virginia College Building Authority College & University Revenue, Prere.	5.000%	9/1/24	2,820	2,846
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	155	156
70

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/26	3,620	3,281
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	5.000%	5/15/26	1,725	1,777
	Virginia Commonwealth Transportation Board Appropriations Revenue GAN	5.000%	3/15/26	1,340	1,377
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	125	126
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,040	3,089
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	13,110	13,642
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	91
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	200	202
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	5,000	5,166
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/24	50	50
[5]	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	6,355	6,503
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,515	1,543
[5]	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	1,980	2,046
[5]	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	6,565	6,808
[5]	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,035	1,084
[5]	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,090	6,402
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/25	2,790	2,820
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	5.000%	10/1/28	1,600	1,626
	Virginia Resources Authority Lease Revenue	5.000%	11/1/26	2,290	2,339
	Virginia Resources Authority Miscellaneous Revenue, Prere.	5.000%	11/1/25	6,590	6,745
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	445	445
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	220	215
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/25	230	219
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	320	320
[4,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.340%	11/2/23	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,625	2,404
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,120	2,038
					243,855
Washington (3.0%)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	30,000	30,106
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,890	5,000
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	12,720	13,007
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	55,665	55,861
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.390%	11/1/45	5,305	5,211
[3]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.640%	11/1/45	35,775	35,775
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/23	2,500	2,502
	Clark County School District No. 37 Vancouver GO	4.000%	12/1/25	1,380	1,385
	Discovery Clean Water Alliance Sewer Revenue	5.000%	12/1/25	1,475	1,510
	Energy Northwest Electric Power & Light Revenue	4.000%	7/1/24	185	185
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	125	126
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	380	383
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	700	722
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	45	45
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,485	3,528
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	14,620	14,596
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	15,495	14,808
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	210	207
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	140	138
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	135	132
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	73
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	74
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	6,500	6,565
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,345	1,369
	King County School District No. 403 Renton GO	5.000%	12/1/24	2,000	2,026
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	1,855	1,857
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	40	40
	King County School District No. 409 Tahoma GO	5.000%	12/1/24	725	734
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	775	794
	King County School District No. 409 Tahoma GO	5.000%	12/1/26	1,180	1,226
	King County School District No. 409 Tahoma GO	5.000%	12/1/27	1,750	1,841
	King County School District No. 409 Tahoma GO	5.000%	12/1/28	1,625	1,730
	King County School District No. 411 Issaquah GO	5.000%	12/1/23	95	95
	King County School District No. 411 Issaquah GO	5.000%	12/1/25	1,500	1,535
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	3,000	3,105
	King County School District No. 414 Lake Washington GO	4.000%	12/1/23	850	850
	King County School District No. 414 Lake Washington GO	4.000%	12/1/24	1,030	1,032
	King County WA GO	5.000%	12/1/25	1,000	1,001
	King County WA GO	5.000%	12/1/27	1,200	1,227
71

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County WA Sewer Revenue	5.000%	7/1/24	70	70
	King County WA Sewer Revenue	5.000%	7/1/26	1,315	1,323
	King County WA Sewer Revenue PUT	0.625%	1/1/24	8,130	8,085
	King County WA Sewer Revenue PUT	0.875%	1/1/26	955	849
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.420%	1/1/40	32,000	31,274
	Kirkland WA GO	5.000%	12/1/24	670	679
	Kirkland WA GO	5.000%	12/1/25	700	718
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	40	41
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,000	3,068
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	3,070	3,139
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	4,250	4,346
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	5,000	5,113
	Port of Seattle WA GO	5.000%	1/1/24	350	351
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,553
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,071
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,335	3,922
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/28	1,000	1,004
	Seattle WA GO	5.000%	8/1/24	100	101
	Seattle WA GO	5.000%	12/1/25	5,035	5,158
	Seattle WA Municipal Electric Power & Light Revenue	5.000%	9/1/24	85	86
[3]	Seattle WA Municipal Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.580%	11/1/46	5,280	5,280
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	175	175
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.340%	5/1/45	8,650	8,401
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.680%	11/1/46	4,500	4,500
	Seattle WA Water System Water Revenue	5.000%	8/1/25	1,470	1,500
	Tacoma Metropolitan Park District GO	5.000%	12/1/23	1,955	1,955
	University of Washington College & University Revenue	5.000%	4/1/25	1,515	1,541
	University of Washington College & University Revenue PUT	4.000%	8/1/27	13,075	13,016
	Washington COP	5.000%	7/1/30	4,415	4,552
	Washington GO	5.000%	6/1/24	1,625	1,636
	Washington GO	5.000%	7/1/24	45	45
	Washington GO	5.000%	8/1/24	40	40
	Washington GO	5.000%	8/1/24	45	45
	Washington GO	5.000%	7/1/25	30,000	30,578
	Washington GO	5.000%	8/1/25	1,230	1,255
	Washington GO	5.000%	2/1/26	1,065	1,093
	Washington GO	5.000%	2/1/26	1,300	1,335
	Washington GO	4.000%	7/1/26	41,745	42,017
	Washington GO	4.000%	7/1/26	1,000	1,006
	Washington GO	5.000%	7/1/26	14,965	15,446
	Washington GO	5.000%	7/1/26	5,355	5,420
	Washington GO	5.000%	8/1/26	500	517
	Washington GO	5.000%	2/1/27	1,000	1,024
	Washington GO	5.000%	6/1/27	2,440	2,549
	Washington GO	4.000%	7/1/27	2,500	2,528
	Washington GO	5.000%	8/1/27	6,620	6,930
	Washington GO	5.000%	2/1/28	3,000	3,037
	Washington GO	5.000%	2/1/29	1,750	1,788
	Washington GO	5.000%	7/1/29	3,790	3,870
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	150	151
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	7,955	7,957
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	225	227
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	935	943
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	400	406
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	350	357
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,210	7,217
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,250	1,261
[3]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.590%	1/1/35	4,655	4,656
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/27	1,160	1,201
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/26	490	481
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/24	350	350
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.000%	7/1/26	2,050	2,017
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/26	285	287
72

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.750%	7/1/27	385	374
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	1,170	1,093
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	1,525	1,585
[2]	Western Washington University College & University Revenue	4.000%	4/1/24	250	250
					484,244
West Virginia (0.2%)
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	135	136
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.750%	6/1/25	1,450	1,427
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,220	10,108
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,850	3,489
	West Virginia GO	5.000%	6/1/24	615	619
	West Virginia GO	5.000%	12/1/24	645	653
	West Virginia GO	5.000%	6/1/25	1,275	1,299
	West Virginia GO	5.000%	12/1/25	1,335	1,367
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,885	1,884
[4]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	9,515	9,515
					30,497
Wisconsin (1.9%)
[1]	Ashland WI School District GO, Prere.	3.000%	3/1/24	1,030	1,027
	Eau Claire County WI GO	5.000%	9/1/24	395	399
	Hortonville Area School District GO	5.000%	4/1/24	1,000	1,005
	Madison Metropolitan School District Miscellaneous Revenue	5.000%	9/3/24	10,000	10,091
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/25	1,445	1,477
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/26	1,925	1,994
	Milwaukee WI GO	5.000%	4/1/24	3,085	3,089
[1]	Milwaukee WI GO	5.000%	4/1/24	7,150	7,172
	Milwaukee WI GO	5.000%	4/1/24	5,695	5,703
[1]	Milwaukee WI GO	5.000%	4/1/25	7,220	7,298
	Milwaukee WI GO	5.000%	4/1/25	10,000	10,056
[2]	Milwaukee WI GO	5.000%	4/1/25	2,585	2,613
[1]	Milwaukee WI GO	5.000%	4/1/25	3,360	3,396
	Milwaukee WI GO	5.000%	4/1/25	3,045	3,062
	Milwaukee WI GO	4.000%	3/15/26	3,330	3,303
	Milwaukee WI GO	5.000%	4/1/26	1,000	1,010
	Milwaukee WI GO	5.000%	4/1/26	3,540	3,577
[1]	Milwaukee WI GO	5.000%	4/1/26	7,225	7,349
[2]	Milwaukee WI GO	5.000%	4/1/26	2,600	2,645
[1]	Milwaukee WI GO	5.000%	4/1/26	1,355	1,378
[2]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,342
[1]	Milwaukee WI GO	5.000%	4/1/27	1,340	1,373
[2]	Milwaukee WI GO	5.000%	4/1/27	7,370	7,552
[2]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,496
[2]	Milwaukee WI GO	5.000%	4/1/28	1,315	1,357
[1]	Monroe School District GO	5.000%	3/1/27	160	165
[1]	Monroe School District GO	5.000%	3/1/28	250	260
[4]	Necedah Area School District Miscellaneous Revenue BAN	4.500%	3/1/24	3,500	3,500
	Neenah Joint School District GO	5.000%	3/1/24	2,685	2,695
	Oregon WI School District GO	2.700%	3/1/27	1,075	992
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,515
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	235	234
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/25	425	421
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	245	242
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/27	435	423
	Public Finance Authority College & University Revenue (Campus Development Project)	5.000%	3/1/28	3,910	3,972
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/25	600	608
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	12,010	11,704
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	275
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	655	657
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	540	543
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	460	463
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	290	282
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	450
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/24	1,360	1,360
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	1,500	1,421
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	2,599	2,521
	Sauk Prairie School District GO	5.000%	3/1/24	200	201
	Verona Area School District GO, Prere.	4.000%	4/1/26	2,770	2,784
73

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waukesha WI GO	2.000%	10/1/24	900	875
	Waukesha WI GO	2.000%	10/1/25	1,335	1,260
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,646
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/24	40	40
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	50	50
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	375	378
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	2,620	2,742
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	650	654
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/24	150	151
	Wisconsin Environmental Improvement Fund Lease Revenue	5.000%	6/1/26	915	931
	Wisconsin GO	5.000%	5/1/24	65	65
	Wisconsin GO	5.000%	5/1/24	13,300	13,381
	Wisconsin GO	5.000%	11/1/24	4,410	4,465
	Wisconsin GO	5.000%	5/1/25	295	299
	Wisconsin GO	5.000%	11/1/25	3,365	3,448
	Wisconsin GO	5.000%	5/1/27	4,320	4,400
	Wisconsin GO	5.000%	11/1/27	1,225	1,277
[3]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.610%	5/1/25	5,555	5,517
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	160	159
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	345	325
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,095	1,101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	230	235
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,400	1,392
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,060
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/29/25	545	549
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,660	9,668
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,302
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,635	1,665
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	9,125	9,301
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	2,785	2,841
[4,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.450%	11/1/23	12,800	12,800
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,000	5,000
[6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.130%	11/1/23	88	88
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,352
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.370%	8/15/54	6,280	6,146
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.740%	8/15/54	3,950	3,946
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	460	460
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,605	1,567
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,500	1,428
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.340%	12/2/24	4,020	4,002
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	5,565	5,267
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	41,660	41,130
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	10,310	9,949
	Wood County WI Miscellaneous Revenue	4.500%	3/14/24	4,625	4,627
					306,400
Wyoming (0.1%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/25	750	762
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/28	700	730
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	220	220
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	180	180
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	105	105
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	20,000	20,786
					22,783
Total Tax-Exempt Municipal Bonds (Cost $16,571,732)					16,266,890
74

Ultra-Short-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[19]	Vanguard Municipal Cash Management Fund (Cost $77,257)	4.058%	772,658	77,281
Total Investments (101.7%) (Cost $16,648,989)				16,344,171
Other Assets and Liabilities—Net (-1.7%)				(266,439)
Net Assets (100%)				16,077,732
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $2,063,218,000, representing 12.8% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	Securities with a value of $4,985,000 have been segregated as initial margin for open futures contracts.
14	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Step bond.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	2,788	564,352	(2,596)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2023	(2,602)	(271,848)	5,489
				2,893

See accompanying Notes, which are an integral part of the Financial Statements.
75

Ultra-Short-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,571,732)	16,266,890
Affiliated Issuers (Cost $77,257)	77,281
Total Investments in Securities	16,344,171
Investment in Vanguard	570
Receivables for Investment Securities Sold	201,610
Receivables for Accrued Income	173,271
Receivables for Capital Shares Issued	24,727
Other Assets	770
Total Assets	16,745,119
Liabilities
Due to Custodian	115
Payables for Investment Securities Purchased	616,828
Payables for Capital Shares Redeemed	39,955
Payables for Distributions	9,667
Payables to Vanguard	655
Variation Margin Payable—Futures Contracts	167
Total Liabilities	667,387
Net Assets	16,077,732
At October 31, 2023, net assets consisted of:

Paid-in Capital	16,509,655
Total Distributable Earnings (Loss)	(431,923)
Net Assets	16,077,732

Investor Shares—Net Assets
Applicable to 35,000,864 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	542,826
Net Asset Value Per Share—Investor Shares	$15.51

Admiral Shares—Net Assets
Applicable to 1,001,675,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,534,906
Net Asset Value Per Share—Admiral Shares	$15.51

See accompanying Notes, which are an integral part of the Financial Statements.
76

Ultra-Short-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	442,143
Total Income	442,143
Expenses
The Vanguard Group—Note B
Investment Advisory Services	951
Management and Administrative— Investor Shares	972
Management and Administrative— Admiral Shares	13,691
Marketing and Distribution— Investor Shares	48
Marketing and Distribution— Admiral Shares	970
Custodian Fees	267
Auditing Fees	31
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	71
Trustees’ Fees and Expenses	10
Other Expenses	113
Total Expenses	17,135
Expenses Paid Indirectly	(267)
Net Expenses	16,868
Net Investment Income	425,275
Realized Net Gain (Loss)
Investment Securities Sold[1]	(73,793)
Futures Contracts	(3,080)
Realized Net Gain (Loss)	(76,873)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	193,729
Futures Contracts	447
Change in Unrealized Appreciation (Depreciation)[1]	194,176
Net Increase (Decrease) in Net Assets Resulting from Operations	542,578
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,600,000, $22,000, and $4,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	425,275	215,432
Realized Net Gain (Loss)	(76,873)	(20,903)
Change in Unrealized Appreciation (Depreciation)	194,176	(612,437)
Net Increase (Decrease) in Net Assets Resulting from Operations	542,578	(417,908)
Distributions
Investor Shares	(14,175)	(7,453)
Admiral Shares	(411,255)	(205,933)
Total Distributions	(425,430)	(213,386)
Capital Share Transactions
Investor Shares	(166,065)	(234,748)
Admiral Shares	(3,671,485)	(2,418,416)
Net Increase (Decrease) from Capital Share Transactions	(3,837,550)	(2,653,164)
Total Increase (Decrease)	(3,720,402)	(3,284,458)
Net Assets
Beginning of Period	19,798,134	23,082,592
End of Period	16,077,732	19,798,134

See accompanying Notes, which are an integral part of the Financial Statements.
77

Ultra-Short-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.44	$15.89	$15.93	$15.84	$15.68
Investment Operations
Net Investment Income[1]	.352	.141	.105	.201	.257
Net Realized and Unrealized Gain (Loss) on Investments	.073	(.447)	(.039)	.092	.160
Total from Investment Operations	.425	(.306)	.066	.293	.417
Distributions
Dividends from Net Investment Income	(.355)	(.144)	(.106)	(.203)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.355)	(.144)	(.106)	(.203)	(.257)
Net Asset Value, End of Period	$15.51	$15.44	$15.89	$15.93	$15.84
Total Return[2]	2.77%	-1.93%	0.41%	1.86%	2.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$543	$705	$963	$1,020	$945
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.26%	0.90%	0.66%	1.27%	1.63%
Portfolio Turnover Rate	85%	96%	53%	47%	34%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.44	$15.89	$15.93	$15.84	$15.68
Investment Operations
Net Investment Income[1]	.365	.156	.117	.213	.270
Net Realized and Unrealized Gain (Loss) on Investments	.073	(.450)	(.039)	.093	.160
Total from Investment Operations	.438	(.294)	.078	.306	.430
Distributions
Dividends from Net Investment Income	(.368)	(.156)	(.118)	(.216)	(.270)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.368)	(.156)	(.118)	(.216)	(.270)
Net Asset Value, End of Period	$15.51	$15.44	$15.89	$15.93	$15.84
Total Return[2]	2.85%	-1.86%	0.49%	1.94%	2.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,535	$19,094	$22,119	$18,976	$15,877
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.34%	0.99%	0.73%	1.34%	1.71%
Portfolio Turnover Rate	85%	96%	53%	47%	34%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
78

Ultra-Short-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
In December 2022, the Board of Trustees approved changing the fund’s name to Vanguard Ultra-Short-Term Tax-Exempt Fund to better reflect its existing investment strategy, which will be effective in February 2023.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management
79

Ultra-Short-Term Tax-Exempt Fund
and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $570,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $267,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
80

Ultra-Short-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	16,266,890	—	16,266,890
Temporary Cash Investments	77,281	—	—	77,281
Total	77,281	16,266,890	—	16,344,171
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,489	—	—	5,489
Liabilities
Futures Contracts[1]	2,596	—	—	2,596
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	9,316
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(305,878)
Capital Loss Carryforwards	(125,741)
Qualified Late-Year Losses	—
Other Temporary Differences	(9,620)
Total	(431,923)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	425,430	213,386
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	425,430	213,386
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,650,049
Gross Unrealized Appreciation	6,641
Gross Unrealized Depreciation	(312,519)
Net Unrealized Appreciation (Depreciation)	(305,878)
81

Ultra-Short-Term Tax-Exempt Fund
F.	During the year ended October 31, 2023, the fund purchased $14,255,111,000 of investment securities and sold $16,819,836,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2023, such purchases were $574,860,000 and sales were $818,600,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	180,625	11,587	303,136	19,362
Issued in Lieu of Cash Distributions	11,814	758	6,242	400
Redeemed	(358,504)	(22,995)	(544,126)	(34,737)
Net Increase (Decrease)—Investor Shares	(166,065)	(10,650)	(234,748)	(14,975)
Admiral Shares
Issued	5,847,638	375,519	12,903,629	823,535
Issued in Lieu of Cash Distributions	297,144	19,068	145,135	9,295
Redeemed	(9,816,267)	(629,922)	(15,467,180)	(987,882)
Net Increase (Decrease)—Admiral Shares	(3,671,485)	(235,335)	(2,418,416)	(155,052)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2023, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no other events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
82

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Ultra-Short-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
83

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
84

"Bloomberg® and Bloomberg 1 Year Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Ultra-Short-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Ultra-Short-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Ultra-Short-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Ultra-Short-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Ultra-Short-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg 1 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ultra-Short-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Ultra-Short-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Ultra-Short-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE ULTRA-SHORT-TERMTAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE ULTRA-SHORT-TERMTAX-EXEMPT FUND OR THE BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer
(retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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Q410 122023

Annual Report   |   October 31, 2023
Vanguard Limited-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Limited-Term Tax-Exempt Fund returned 2.66% for Investor Shares and 2.74% for Admiral Shares. The fund outperformed the 2.19% return of its expense-free benchmark index.
•	Early on, inflation continued to ease amid ongoing interest rate hikes by the Federal Reserve. Unexpected buoyancy in the labor market and consumer spending helped dial back expectations of a sustained recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Municipal bonds were not immune to the run-up in Treasury yields. As a whole, however, muni fundamentals remained solid, and munis fared better than the overall bond market with a return of 2.64%, as measured by the Bloomberg Municipal Bond Index.
•	The main drivers of the fund’s outperformance came from its overweight allocation to credit, which fared well given the resilience in the economy. A barbell strategy regarding yield-curve positioning helped as well, while a structural overweight duration position detracted.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

Advisor’s Report
For the 12 months ended October 31, 2023, Vanguard Limited-Term Tax-Exempt Fund returned 2.66% for Investor Shares and 2.74% for Admiral Shares. The fund outperformed its benchmark index, which returned 2.19%, and the average return of 2.39% for its peers.
With municipal bond yields rising, the 30-day SEC yield for Investor Shares ended the 12 months at 3.77%, up from 3.12% a year earlier. The 30-day yield for Admiral Shares climbed to 3.85%, up from 3.20%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
Central banks including the Federal Reserve, the European Central Bank, and the Bank of England reacted to the prospect of inflation remaining stubbornly high by aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period led several major central banks to slow the pace of their rate hikes or even hit pause.
Government bond yields rose across the maturity spectrum in major markets over the 12 months. Central bank action and some banking sector stress in March drove short-term rates higher in the first part of the period, whereas longer-term rates climbed more from July as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for an extended period.
The bellwether U.S. 10-year Treasury yield rose 0.88 percentage points to end the period at 4.93%. Longer-term Treasury yields saw a similar rise, with the 30-year Treasury yield climbing 0.93 percentage points to 5.09%.
As a whole, muni fundamentals remained solid, and munis fared better than the overall bond market—returning 2.64%, as measured by the Bloomberg Municipal Bond Index—but they faced some challenges.
Muni yields initially eased off their October 2022 highs but resumed their upward trajectory toward summer’s end and finished the period higher across the maturity spectrum.
Muni mutual funds, especially shorter-term funds, also had to contend with outflows. With cash and money market funds paying more than they had in over a decade, some muni investors moved to the sidelines to wait out the volatility in rates.
Management of the fund
The main driver of the fund’s outperformance was our overweight allocation to credit. With strong demand for AAA-rated munis having pushed their valuations into rich territory, and given the healthy fundamentals of this asset class, we felt comfortable focusing on lower-quality investment-grade munis, which were offering more yield and nevertheless seemed unlikely to see their spreads widen significantly if the economy slowed.
Yield-curve positioning also modestly contributed to relative performance. We took a barbell approach: A good portion of the fund was in short-term instruments and, as attractive opportunities arose, we locked in attractive returns by going further out the curve.
We had a structural overweight to duration, which measures the price sensitivity of a portfolio to interest rate changes. That positioning at times when rates were rising (and bond prices were falling) dragged on relative performance.
Outlook
While some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target. And consumers have been spending down the savings they accumulated during the pandemic.
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2022	October 31, 2023
2 years	3.20%	3.75%
5 years	3.27	3.55
10 years	3.40	3.64
30 years	4.17	4.65
Source: Vanguard.
2

We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the global financial crisis.
Our outlook for munis is positive given the strength of their fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly, even in a recession. And once the yield curve begins to normalize, we would expect cash inflows to muni funds to pick up with investors reassessing the reinvestment risk of cash.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Adam M. Ferguson, CFA,
Portfolio Manager
James M. D'Arcy, CFA,
Portfolio Manager
Vanguard Fixed Income Group
November 8, 2023
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$991.20	$0.85
Admiral™ Shares	1,000.00	991.60	0.45
Based on Hypothetical 5% Yearly Return
Limited-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

Limited-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Limited-Term Tax-Exempt Fund Investor Shares	2.66%	1.22%	1.13%	$11,192
Bloomberg 1–5 Year Municipal Bond Index	2.19	1.00	1.06	11,113
Bloomberg Municipal Bond Index	2.64	1.00	2.12	12,333

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Limited-Term Tax-Exempt Fund Admiral Shares	2.74%	1.30%	1.22%	$56,434
Bloomberg 1–5 Year Municipal Bond Index	2.19	1.00	1.06	55,567
Bloomberg Municipal Bond Index	2.64	1.00	2.12	61,666
See Financial Highlights for dividend and capital gains information.
5

Limited-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2023
New York	13.9%
Texas	9.4
Illinois	7.8
California	7.5
New Jersey	5.5
Alabama	4.9
Pennsylvania	4.5
Georgia	3.6
Florida	3.5
Michigan	2.5
Ohio	2.4
Kentucky	2.2
Washington	2.1
Wisconsin	1.9
Colorado	1.7
Massachusetts	1.6
Puerto Rico	1.6
South Carolina	1.6
Maryland	1.6
Connecticut	1.6
Tennessee	1.6
Indiana	1.5
Missouri	1.3
Louisiana	1.3
Multiple States	1.2
Arizona	1.1
Nebraska	1.1
Minnesota	1.0
Virginia	1.0
Other	7.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

Limited-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
Alabama (4.9%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/26	1,250	1,279
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,410	1,453
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,365	1,420
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	2,230	2,335
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	790
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	10,000	10,049
	Auburn University College & University Revenue	3.250%	6/1/31	390	359
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	302
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	463
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,510	1,571
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	405
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	1,000	1,008
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,404
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	230
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	7,386
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	214
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/24	4,135	4,106
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	248
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	247
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/25	4,265	4,198
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	728
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	980
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/26	4,435	4,316
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,442
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,218
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/27	4,785	4,592
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,235
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	2,494
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/28	1,015	1,022
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	2,654
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/23	850	850
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/24	2,005	1,989
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/25	2,975	2,919
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/26	3,095	3,006
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/27	3,220	3,091
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/28	6,770	6,405
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	4.000%	12/1/29	6,975	6,496
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	78,940	76,035
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	11,590	11,727
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	41,235	41,738
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	79,835	73,328
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4)	4.000%	6/1/25	520	514
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	103,605	101,260
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	348
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	991
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	761
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	28,125	27,252
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/23	875	875
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/24	875	868
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	1,500	1,473
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/26	3,095	2,998
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	56,115	54,050
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	100,655	100,117
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	51,925	50,076
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	52,570	50,375
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	17,615	17,647
7

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	8,320	8,329
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	20,925	21,082
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/48	82,165	82,172
[2]	Black Belt Energy Gas District Natural Gas Revenue, 67% of TSFR1M + 0.900%	4.537%	12/1/48	39,380	39,379
[2]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.620%	4.810%	12/1/48	17,500	17,497
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	247
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	212
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	991
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,127
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	5/1/30	1,450	1,463
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	11/1/30	1,450	1,463
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	5/1/31	1,500	1,516
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.500%	11/1/31	1,500	1,528
	Energy Southeast A Cooperative District Electric Power & Light Revenue PUT	5.750%	11/1/31	25,000	25,860
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	2,595	2,639
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	675	675
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	690	694
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	683
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,480	1,508
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,570	1,611
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,855	1,912
	Homewood AL GO, Prere.	5.250%	9/1/26	12,500	13,017
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,056
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,005
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,090	2,082
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,400
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,195
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	31,025	31,961
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	447
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	212
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	543
	Jacksonville State University College & University Revenue	4.000%	12/1/27	1,000	985
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,597
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	1,400	1,431
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	1,000	1,014
	Jefferson County AL Sewer Revenue	0.000%	10/1/28	2,675	1,962
	Jefferson County AL Sewer Revenue	0.000%	10/1/29	13,465	9,121
	Jefferson County AL Sewer Revenue	0.000%	10/1/30	19,050	11,897
[3]	Jefferson County AL Sewer Revenue	6.600%	10/1/42	21,325	22,395
[3]	Jefferson County AL Sewer Revenue	6.900%	10/1/50	10,000	10,502
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	58,620	57,299
	Mobile Alabama Industrial Development Board Industrial Revenue GO PUT	3.780%	6/16/26	4,455	4,367
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	8,975
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,730
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,206
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,231
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	4,015	4,102
	Montgomery AL GO	3.000%	12/1/24	205	202
	Montgomery AL GO	3.000%	12/1/25	500	486
	Montgomery AL GO	3.000%	12/1/26	265	254
	Montgomery AL GO	3.000%	12/1/27	925	874
	Montgomery AL GO	3.000%	12/1/28	1,850	1,731
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	140
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	202
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,915	69,601
[2]	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1), SIFMA Municipal Swap Index Yield + 0.650%	4.840%	4/1/49	1,000	1,000
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,489
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	55,505	55,140
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	1,425	1,417
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	552
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	682
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	2,941
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	4,825	4,580
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	26,265	24,687
8

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	520	518
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/25	875	866
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/26	750	737
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/27	2,420	2,361
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	6/1/28	3,985	3,845
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/28	2,910	2,950
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	6/1/29	2,810	2,835
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/29	6,045	6,065
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	15,480	15,710
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	3,160	3,129
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	78,875	78,597
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	14,065	13,970
[1]	Troy University College & University Revenue	5.000%	11/1/23	735	735
[1]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,451
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	150
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	300
[1]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	3,869
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,109
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,282
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,054
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,100	1,121
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,380	2,423
[1]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	529
[3]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	424
[3]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	592
[1]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	820
[3]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	772
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	8,145	7,739
					1,435,588
Alaska (0.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	245	246
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/24	210	212
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/25	220	223
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	285
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/26	345	353
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	460	473
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/27	375	387
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	385	400
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/28	390	407
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	360	377
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/29	925	971
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/29	975	1,026
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/30	875	924
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	12/1/48	5,025	4,893
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.750%	12/1/52	6,240	6,408
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	826
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,039
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,461
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,129
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	1,892
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,008
	Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/31	3,970	3,648
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	1,809
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/29	1,000	1,013
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,532
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	4,788
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	603
	Municipality of Anchorage AK GO	5.000%	9/1/27	620	648
	Municipality of Anchorage AK GO	5.000%	9/1/27	370	387
	Municipality of Anchorage AK GO	5.000%	9/1/28	825	872
	Municipality of Anchorage AK GO	5.000%	9/1/29	415	443
	North Slope AK GO	4.000%	6/30/26	16,175	16,187
	North Slope Borough AK GO	5.000%	6/30/25	800	814
[4]	North Slope Borough AK GO	5.000%	6/30/26	1,270	1,302
	North Slope Borough AK GO	5.000%	6/30/27	415	430
[4]	North Slope Borough AK GO	5.000%	6/30/27	960	994
	North Slope Borough AK GO	5.000%	6/30/28	365	382
9

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	North Slope Borough AK GO	5.000%	6/30/28	2,005	2,096
[4]	North Slope Borough AK GO	5.000%	6/30/29	2,270	2,388
[4]	North Slope Borough AK GO	5.000%	6/30/30	1,210	1,278
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	200	201
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,200	2,234
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,950	4,043
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,000	2,062
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,155	3,272
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,725	1,797
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,750	1,828
					86,991
Arizona (1.1%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	548
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	200	211
	Arizona Board of Regents College & University Revenue	5.000%	7/1/29	250	266
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	5,000	5,032
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	15,050	15,146
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	1,000	1,006
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	16,530	16,530
[5,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	6,905	6,905
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.340%	1/1/46	4,000	3,929
[2]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.250%, Prere.	4.340%	11/4/25	750	750
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/23	600	600
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/24	600	598
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/25	750	742
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	1,210	1,178
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/26	220	214
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	986
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	986
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	750	737
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	805	772
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/28	240	230
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/28	850	831
[5]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	1,400	1,298
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	605	574
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	250	237
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	136
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	126
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	162
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	128
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	751
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	665	672
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	137
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	720	734
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	127
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,600	1,647
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	445	457
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,395	1,450
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	258
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	1,910	1,910
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,489
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,562
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,631
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,711
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,559
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,680	1,724
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,185
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,652
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	3,619
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,659
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,460	1,530
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	404
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	509
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/26	8,061	8,151
[5]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.120%	11/1/23	7,400	7,400
10

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	4,365	262
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	115
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	25
	Arizona Lease Revenue COP, ETM	5.000%	10/1/26	8,145	8,392
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	10,140	10,330
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	9,490	9,865
	Arizona State University College & University Revenue	5.000%	7/1/24	400	403
	Arizona State University College & University Revenue	5.000%	7/1/24	400	403
	Arizona State University College & University Revenue	5.000%	7/1/25	800	806
	Arizona State University College & University Revenue	5.000%	7/1/25	730	744
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	10,000	10,193
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.600%	7/1/24	140	135
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.750%	7/1/25	175	162
	Bullhead AZ Excise Taxes Sales Tax Revenue	0.950%	7/1/26	125	111
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.150%	7/1/27	375	325
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.300%	7/1/28	485	410
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,055	16,623
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	430	421
[5,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	5,000	5,000
	Glendale AZ Sales Tax Revenue	5.000%	7/1/28	250	257
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	899
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	300
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	1,974
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	117
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	103
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	259
[3]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	313
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	120
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	90
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	95
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	75
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	80
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	518
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	144
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	197
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	197
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	221
[5]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	2,150	2,008
[5]	Maricopa County IDA Charter School Aid Revenue (Paradise Schools Projects)	3.500%	7/1/26	770	735
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,278
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,450	1,476
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,500	1,543
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,075	3,190
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	619
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	2,505	2,610
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,505	2,617
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,540	3,599
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	15,079
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	11,505	11,574
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	12,784
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	6,420	6,541
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	9,045	9,347
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	12,435	12,880
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.660%	1/1/35	6,165	6,151
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.800%	4.990%	9/1/48	4,500	4,494
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	2,610	2,278
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/26	1,495	1,305
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	3,570
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,895
	Maricopa County Unified School District No. 4 Mesa GO (Project of 2018)	5.000%	7/1/29	1,035	1,103
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	107
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	186
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	208
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	142
11

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	377
[3]	Northern Arizona University College & University Revenue	5.000%	8/1/29	2,090	2,199
	Phoenix AZ GO	5.000%	7/1/30	2,500	2,695
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,255	3,349
[5]	Phoenix IDA Charter School Aid Revenue	4.000%	7/1/25	1,885	1,839
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	400
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	401
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/24	300	297
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/27	340	324
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/28	355	334
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/29	365	339
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,321
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	352
[1]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	763
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,000	10,530
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	450	443
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	245	234
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	350	329
	Tempe IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	365	337
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	552
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	758
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,255
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,474
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	3,507
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	3,630
					331,173
Arkansas (0.3%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,060	2,062
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	3,715	3,717
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	3,860
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	16,323
	Arkansas GO	5.000%	10/1/24	9,500	9,508
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,352
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	566
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,505
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	321
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	30	30
	Bryant School District No. 25 GO	1.000%	2/1/24	250	247
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	6,498
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	6,625
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,538
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,403
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,023
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	2,996
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/28	2,870	2,862
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,765	2,740
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,305	3,257
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,055	1,033
	Rogers AR Water Revenue	4.000%	11/1/29	140	139
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	3,610	3,626
	Springdale School District No. 50 GO	3.000%	6/1/29	4,100	3,761
	Springdale School District No. 50 GO	3.000%	6/1/31	1,335	1,175
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	409
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	281
					80,857
California (7.4%)
[3,5,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue TOB VRDO	4.180%	11/2/23	6,475	6,475
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	1,852
[3]	Alhambra Unified School District GO	0.000%	8/1/30	1,000	754
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	6,000	6,329
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	8,090	8,506
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,255
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	26,900	26,634
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	10,790	10,440
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	11,605	11,343
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	6,750	6,463
12

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	21,715	20,929
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	20,000	17,812
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.470%	4/1/56	8,900	8,869
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.490%	4/1/56	15,000	14,539
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	4.600%	4/1/56	20,000	19,244
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	4/1/56	6,875	6,746
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.190%	4/1/45	15,400	15,397
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.100%	5.290%	4/1/45	2,750	2,750
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.340%	4/1/36	8,660	8,652
	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/26	3,750	3,906
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/27	1,415	1,377
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/28	380	370
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	470	456
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/28	4,730	4,538
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	2/1/29	655	634
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/29	510	490
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	57,890	55,900
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	50,000	51,501
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,760	12,712
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	42,370	42,238
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	54,200	51,554
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	85,805	87,752
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	24,210	24,051
	California GO	3.000%	3/1/25	390	385
	California GO	4.000%	4/1/25	2,990	3,005
	California GO	5.000%	4/1/25	15,510	15,798
	California GO	5.000%	4/1/25	51,400	52,356
	California GO	5.000%	8/1/25	10,000	10,221
	California GO	5.000%	9/1/25	31,680	32,413
	California GO	5.000%	9/1/25	6,945	7,106
	California GO	4.000%	10/1/25	4,540	4,567
	California GO	5.000%	11/1/25	5,685	5,829
	California GO	3.000%	3/1/26	20,000	19,560
	California GO	5.000%	4/1/26	8,300	8,551
	California GO	5.000%	4/1/26	10,575	10,894
	California GO	5.000%	8/1/26	5,710	5,909
	California GO	5.000%	8/1/26	1,060	1,077
	California GO	5.000%	8/1/26	5,970	6,178
	California GO	5.000%	8/1/26	27,635	28,598
	California GO	4.000%	9/1/26	10,125	10,201
	California GO	5.000%	9/1/26	1,000	1,036
	California GO	5.000%	10/1/26	10,000	10,367
	California GO	5.000%	10/1/26	3,685	3,802
	California GO	5.000%	10/1/26	6,000	6,220
	California GO	4.000%	11/1/26	18,875	19,033
	California GO	5.000%	4/1/27	9,010	9,393
	California GO	3.500%	8/1/27	10,000	9,958
	California GO	5.000%	9/1/27	14,000	14,677
[8]	California GO	4.000%	10/1/27	35,845	36,274
	California GO	5.000%	10/1/27	10,000	10,496
	California GO	5.000%	11/1/27	8,520	8,953
	California GO	5.000%	11/1/27	26,800	28,162
	California GO	5.000%	12/1/27	14,700	15,463
	California GO	5.000%	4/1/28	2,055	2,170
	California GO	5.000%	4/1/28	11,515	12,158
	California GO	5.000%	9/1/28	5,930	6,139
	California GO	5.000%	10/1/28	1,185	1,260
	California GO	5.000%	10/1/28	5,000	5,317
	California GO	5.000%	11/1/28	13,890	14,753
	California GO	5.000%	11/1/28	35,955	38,190
	California GO	5.000%	12/1/28	14,875	15,819
	California GO	5.000%	4/1/29	3,900	4,160
	California GO	4.000%	9/1/29	7,245	7,350
	California GO	5.000%	10/1/29	10,000	10,721
	California GO	5.000%	8/1/30	15,120	15,505
	California GO	5.000%	10/1/30	13,115	14,171
13

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	4.000%	9/1/31	860	858
	California GO	4.000%	8/1/32	8,025	8,007
	California GO	5.000%	8/1/35	1,195	1,234
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,042
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	175	180
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,435	3,552
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,510	4,663
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,540	3,666
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,630	4,794
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,131
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	9,650	8,667
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	1,070	1,057
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	9,620	9,573
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	2,500	2,498
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	19,850	19,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	1,000	962
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	14,905	15,158
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	7,075	7,221
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/28	10,000	10,166
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	10,530	11,141
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	5.000%	10/1/25	13,240	13,514
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/2/23	8,495	8,495
[5]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	40,000	39,951
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/26	1,000	970
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	0.390%	1/1/24	1,350	1,337
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	4,405	4,232
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	150	152
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	561
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,610	27,291
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	11,500	11,402
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	6,600	6,544
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	6,130	6,078
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.790%	12/1/50	6,975	6,785
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/30	4,500	4,718
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	625	628
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	726
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,985	1,990
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	804
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	620
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	890	855
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	2,445
[3,5]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	4.240%	11/2/23	2,340	2,340
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,208
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	7,615	7,224
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	4,000	4,084
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	16,147
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	17,870	18,507
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	5,209
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	19,204
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	17,623
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	20,682
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	7,000	7,434
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	2,000	2,136
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	1,000	1,076
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	625	626
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,016
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,110
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	2,747
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	1,825
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	4,955	4,893
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/25	9,900	10,147
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	1,130	1,170
14

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	1,490	1,563
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/27	2,000	2,104
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/29	1,345	1,436
	California State University College & University Revenue	4.000%	11/1/34	2,420	2,376
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	4,332
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,891
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	601
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,029
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	10,380
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	1,000	1,011
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,116
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,800	4,020
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	11,995	12,691
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	5,440	5,756
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/24	5,800	5,795
[1]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,600	1,619
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	14,900	14,978
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/25	1,515	1,542
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,085	1,990
	East Side Union High School District GO	2.000%	8/1/25	1,895	1,807
[2]	Eastern Municipal Water District Water Revenue, SIFMA Municipal Swap Index Yield + 0.100%	4.290%	7/1/46	7,305	7,285
[10]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	3,963
	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,004
	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,013
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	750	769
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	1,945	1,983
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	255
	Long Beach Unified School District GO	0.000%	8/1/28	3,625	2,946
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	945
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	9,062
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	2,165	2,244
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/27	1,250	1,315
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	2,085	2,225
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,805
[5,6]	Los Angeles California Multifamily Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.540%	11/2/23	5,860	5,860
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,075
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,015	1,016
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/27	2,605	2,761
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	23,879
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,000	1,053
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	1,000	1,070
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.000%	7/1/26	5,000	4,861
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	4.000%	7/1/26	9,000	9,111
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	2,330	2,415
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/29	1,250	1,258
[3]	Madera Irrigation District CA Water Revenue	4.000%	9/1/30	650	648
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,625	2,684
	Metropolitan Water District of Southern California Water Revenue	4.000%	10/1/29	1,350	1,383
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	20,475	20,432
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	8,340	8,322
[2]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/47	3,750	3,742
	Norris School District GO, Prere.	0.000%	5/1/24	500	251
	Northern California Energy Authority Natural Gas Revenue	5.000%	7/1/24	610	611
[11]	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	32,550	32,345
[5]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	4.540%	11/1/23	22,200	22,200
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/29	1,000	1,010
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,000
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,160	2,157
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,500	2,494
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,483
	Peralta Community College District GO	5.000%	8/1/26	2,500	2,587
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25	1,450	1,472
	Poway Unified School District GO	4.000%	8/1/30	7,790	7,729
15

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,550	1,602
[5,6]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.150%	11/1/23	64,500	64,500
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/34	1,150	1,202
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	601
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/25	1,000	1,020
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/26	1,350	1,397
[3]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	351
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/27	1,825	1,910
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/28	1,245	1,320
[1]	Sacramento CA City Unified School District GO	5.000%	7/1/29	1,000	1,071
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	9,104
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	2,940	2,938
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/25	1,040	1,057
[4]	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/26	2,450	2,482
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/27	3,085	3,152
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,425	4,337
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	4,165	4,051
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	1,500	1,533
	San Francisco CA City & County COP	5.000%	4/1/29	2,595	2,659
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,533
	San Francisco CA City & County GO	5.000%	6/15/25	3,750	3,832
	San Francisco CA City & County GO	5.000%	6/15/26	4,370	4,536
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,064
	San Francisco CA City & County GO	5.000%	6/15/27	4,145	4,366
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	3,364
	San Francisco CA City & County GO	4.000%	6/15/29	2,000	2,001
	San Francisco CA City & County GO	5.000%	6/15/29	4,150	4,483
[5,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.590%	11/2/23	50,000	50,000
[5,6]	San Francisco City & County CA Local or Guaranteed Housing Revenue TOB VRDO	4.590%	11/2/23	11,350	11,350
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	49,000	45,128
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/29	4,175	4,529
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	35,850	35,514
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/30	4,290	4,461
	San Jose Unified School District GO	5.000%	8/1/32	4,380	4,469
	San Mateo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31	1,000	1,013
[6]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	2.900%	11/1/23	51,375	51,375
	Solano County Community College District GO, ETM	5.000%	8/1/25	5,195	5,292
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	18,830
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	2,000	2,059
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	6,000	6,090
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/24	1,375	1,376
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/24	235	235
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/24	680	681
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/25	700	699
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/25	790	788
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/26	525	524
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/26	725	724
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/27	600	600
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	780	781
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	650	651
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	500	501
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/27	250	252
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,297
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	967
[3]	William S Hart Union High School District GO	0.000%	9/1/27	515	438
					2,175,128
Colorado (1.7%)
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	11,184
	Adams 12 Five Star Schools GO	5.000%	12/15/28	2,000	2,073
	Adams 12 Five Star Schools GO	5.000%	12/15/29	6,500	6,716
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	4.500%	5/1/26	3,800	3,800
	Aurora CO COP	5.000%	12/1/26	425	441
	Baseline Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.125%	12/1/28	5,470	5,352
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/26	3,070	2,911
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	200
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	100
[5]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	14,085	13,493
16

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado COP	5.000%	3/15/24	660	663
	Colorado COP	5.000%	3/15/24	780	783
	Colorado COP	5.000%	3/15/25	890	904
	Colorado COP	5.000%	3/15/25	725	737
	Colorado COP	5.000%	12/15/25	8,410	8,602
	Colorado COP	5.000%	3/15/26	760	779
	Colorado COP	5.000%	12/15/27	5,925	6,212
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,662
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	103
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	63
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	133
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	1,200	1,143
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	220	220
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	749
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	1,928
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	448
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,115
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	648
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	807
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,545	3,571
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	3,476
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	187
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	1,927
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	545	550
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,243
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	431
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,073
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	3,544
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	456
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	2,559
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	358
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	472
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,600	1,631
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	306
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,280
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	665	679
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	428
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	3,000	2,693
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	719
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,225	4,410
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	900	927
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,000	1,030
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,400	1,439
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	20,120	20,128
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	4,000	4,017
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	5,400	5,473
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	3,220	3,249
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	41,110	41,923
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	16,050	16,410
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	48,305	50,290
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	6,550	6,801
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	17,000	17,771
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,005
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,263
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/23	7,240	7,243
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/19/26	930	964
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,100	2,177
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,425	1,477
[2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	4.740%	5/15/61	13,980	13,866
	Colorado Higher Education COP	5.000%	9/1/27	1,445	1,507
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/48	2,030	1,994
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	4.250%	11/1/48	4,570	4,506
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	7,750	7,434
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	5.250%	11/1/52	2,400	2,413
17

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Colorado School of Mines College & University Revenue, SIFMA Municipal Swap Index Yield + 0.870%	5.060%	12/1/25	5,000	5,001
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,000
	Denver City & County CO Sales Tax Revenue	5.000%	8/1/24	125	126
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	3,695
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/30	1,425	1,457
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/32	1,360	1,390
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	481
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,260
	Denver CO City & County GO	5.000%	8/1/28	10,425	11,081
[5]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,400	1,408
	Dominion Water & Sanitation District Water Revenue	5.000%	12/1/27	2,185	2,118
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	275
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	260
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	300
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,412
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	227
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	153
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	918
[2]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	5,280	5,256
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	13,895	11,821
[10]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	20,115	16,406
[3]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	455
[3]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	664
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	395
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	254
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	358
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	500
[1]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	520
[3]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	751
[3]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	883
[3]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,018
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.000%	12/1/23	500	499
[5]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	6,000	5,594
[5]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	2,140	2,057
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	8,040	8,320
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,001
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,717
	Regional Transportation District COP	5.000%	6/1/26	1,700	1,744
	Regional Transportation District COP	5.000%	6/1/27	3,835	3,897
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	500
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	403
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	303
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	607
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	1,625	1,647
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	609
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	559
[5,6]	Sales Tax Securitization Corp. COP TOB VRDO	4.170%	11/2/23	7,500	7,500
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	5.800%	12/1/32	2,000	1,956
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	23,567
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	3,240	3,085
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,870	1,731
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	12,500	12,544
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	195
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	131
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	183
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	200
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	212
[3]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	265
					492,239
Connecticut (1.6%)
	Bridgeport CT GO	5.000%	2/15/26	1,560	1,587
	Connecticut GO	5.000%	4/15/25	7,075	7,190
	Connecticut GO	5.000%	5/15/25	10,000	10,172
	Connecticut GO	4.000%	6/1/25	550	551
	Connecticut GO	4.000%	6/15/25	640	642
	Connecticut GO	5.000%	9/15/25	5,345	5,459
	Connecticut GO	5.000%	10/15/25	2,115	2,161
18

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	4.000%	5/15/26	1,175	1,180
	Connecticut GO	3.000%	6/1/26	5,000	4,817
	Connecticut GO	5.000%	6/15/26	550	567
	Connecticut GO	5.000%	8/15/26	105	108
	Connecticut GO	5.000%	9/15/26	730	754
	Connecticut GO	4.000%	1/15/27	15,510	15,589
	Connecticut GO	5.000%	3/1/27	1,005	1,008
	Connecticut GO	4.000%	5/15/27	100	100
	Connecticut GO	3.000%	6/1/27	5,000	4,768
	Connecticut GO	4.000%	6/15/27	175	176
	Connecticut GO	5.000%	6/15/27	415	433
	Connecticut GO	5.000%	7/15/27	11,000	11,477
	Connecticut GO	5.000%	8/15/27	190	196
	Connecticut GO	5.000%	9/15/27	735	769
	Connecticut GO	4.000%	1/15/28	10,000	10,070
	Connecticut GO	4.000%	1/15/28	3,765	3,792
	Connecticut GO	3.000%	6/1/28	6,875	6,453
	Connecticut GO	5.000%	6/15/28	500	527
	Connecticut GO	5.000%	9/15/28	905	957
	Connecticut GO	5.000%	11/15/28	100	102
	Connecticut GO	5.000%	1/15/29	9,050	9,604
	Connecticut GO	5.000%	6/15/29	500	533
	Connecticut GO	4.000%	1/15/30	3,500	3,516
	Connecticut GO	4.000%	3/1/33	135	132
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	455
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	240
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	235
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	323
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	437
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	727
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	867
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	856
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,471
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	812
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	355	355
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	45	45
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	985	977
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	880	839
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	880	876
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	4,335	4,270
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	6,610	6,400
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	1,425	1,337
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/49	1,850	1,790
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,975	3,763
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	157
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	890
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,079
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,061
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	921
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	879
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	1,190	1,189
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,210	3,132
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.400%	11/15/26	3,180	3,160
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.490%	11/15/50	21,775	21,694
[2]	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.625%	4.820%	5/15/51	22,935	22,879
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,759
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	7,663
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,033
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	146
19

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	500	508
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	4,500	4,795
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	365	370
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,506
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	630	673
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	7,000	7,508
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	1,400	1,403
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	1,530	1,541
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,295
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	251
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,132
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	507
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,316
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,512
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	4,942
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	20,830	20,590
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	14,535
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	17,280	16,547
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,820	16,107
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	11,050	10,582
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	22,745	21,918
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,655	3,524
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	27,895
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	322
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	2,661
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	175	175
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	996
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	385	377
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,925	5,931
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	175	176
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	586
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,017
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	200	202
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	1,944
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,970	1,965
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,750	1,788
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	250	253
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	1,888
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	6,570	6,561
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	345	351
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	5,250	5,240
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	420	429
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,000	1,998
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	10,575	10,606
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	13,466
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	11,056
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	9,155
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	126
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	127
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	255
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,080
	Danbury CT BAN GO	5.000%	1/24/24	8,250	8,266
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,090	1,012
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/25	1,495	1,516
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/26	1,475	1,511
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/27	2,120	2,196
	Hartford City CT Intergovernmental Agreement Revenue	5.000%	4/1/28	2,750	2,882
	Metropolitan District GO	3.000%	3/1/29	3,000	2,824
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,022
	University of Connecticut College & University Revenue	5.000%	2/15/29	750	757
					465,781
Delaware (0.1%)
[5]	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	10,000	10,000
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/24	200	201
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/25	160	163
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/26	185	190
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/27	300	312
20

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/28	225	236
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/24	500	501
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/25	575	582
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	395	404
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/27	400	414
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/28	500	524
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	330	350
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	10,435	9,508
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,276
	Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,524
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	401
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	704
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	810
	University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,120
					33,220
District of Columbia (0.8%)
	District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	225
	District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	601
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	1,440	1,395
[5]	District of Columbia Charter School Aid Revenue	5.000%	6/1/31	1,300	1,248
	District of Columbia College & University Revenue	5.000%	4/1/27	570	581
	District of Columbia College & University Revenue	5.000%	4/1/28	650	668
	District of Columbia College & University Revenue	5.000%	4/1/29	250	258
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,135
	District of Columbia GO	5.000%	6/1/26	3,205	3,308
	District of Columbia GO	5.000%	6/1/27	3,110	3,250
	District of Columbia GO	5.000%	6/1/28	6,855	7,253
	District of Columbia GO	5.000%	6/1/29	9,230	9,861
	District of Columbia GO	5.000%	6/1/30	15,000	16,149
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	3,035	2,856
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (218 Vine Street Apartments Project) PUT	4.000%	12/1/23	1,970	1,969
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Fort Totten Project) PUT	5.000%	12/1/25	13,652	13,727
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,290	1,272
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.700%	3/1/25	4,000	3,837
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	17,123	17,177
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,790	2,805
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	9,175	9,264
[9]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/28	14,000	13,733
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,320	4,541
	District of Columbia Income Tax Revenue	5.000%	12/1/29	3,205	3,438
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,450	4,810
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	9,860	9,591
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	12,425	11,711
[5,6]	Metropolitan Washington Airports Authority Dulles Toll Highway Revenue TOB VRDO	4.180%	11/2/23	32,950	32,950
[1,5]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	4.210%	11/2/23	17,578	17,578
[3,5]	Metropolitan Washington Airports Authority Highway Revenue TOB VRDO	4.210%	11/2/23	20,155	20,155
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,407
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	712
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,044
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	800	843
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	5,110	5,321
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	750	781
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	10,000	10,517
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	755	794
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	2,080	2,205
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/31	5,915	6,063
					247,033
Florida (3.5%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,069
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	220	217
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,219
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	820	797
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	146
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,515
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	240	230
21

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,209
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	145	137
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	1,010	937
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	135	123
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	505	461
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,210	8,315
[5]	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	2,945	2,945
	Alachua County School Board COP	5.000%	7/1/24	1,000	1,005
	Ave Maria Stewardship Community District Special Assessment Revenue	2.875%	5/1/27	1,765	1,652
	Ave Maria Stewardship Community District Special Assessment Revenue	3.250%	5/1/32	5,080	4,355
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,050	1,054
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,110	1,118
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,165	1,179
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,220	1,241
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,280	1,307
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	670	686
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,890	3,897
[5]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	3,750	3,750
	Brevard County School District COP	5.000%	7/1/32	2,980	3,010
[3]	Brevard FL Fuel Sales Tax Revenue	5.000%	8/1/27	2,000	2,046
[1,5]	Broward Country Tourist Development Miscellaneous Taxes Revenue TOB VRDO	4.200%	11/2/23	1,860	1,860
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/27	5,870	6,108
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/28	4,445	4,673
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/29	6,775	7,204
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/30	6,665	7,128
	Broward County FL School District COP	5.000%	7/1/24	400	402
	Broward County FL School District COP	5.000%	7/1/24	6,765	6,805
	Broward County FL School District COP	5.000%	7/1/25	12,730	12,922
	Broward County FL School District COP	5.000%	7/1/25	400	406
	Broward County FL School District COP	5.000%	7/1/26	6,425	6,630
	Broward County FL School District COP	5.000%	7/1/26	475	490
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/27	3,500	3,621
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/28	5,655	5,907
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	5.000%	9/1/29	4,000	4,208
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,039
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	974
[5,6]	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.240%	11/7/23	7,717	7,717
[3]	Cape Coral FL Water & Sewer Revenue Special Assessment Revenue	2.500%	9/1/24	1,375	1,348
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,145
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	600
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	2,897
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	225	222
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	3.375%	7/1/31	5,850	5,244
[5]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	4.500%	6/15/28	775	733
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	448
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	8,855
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	9,210
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	200	193
	Central Florida Tourism Oversight District GO	5.000%	6/1/24	2,530	2,543
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	11,423
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	374
	Crossings At Fleming Island Community Development District Special Assessment Revenue	4.500%	5/1/30	3,110	2,912
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	211
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	403
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	111
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	391
[3]	Duval County Public Schools COP	5.000%	7/1/25	1,850	1,876
[3]	Duval County Public Schools COP	5.000%	7/1/26	2,380	2,447
[3]	Duval County Public Schools COP	5.000%	7/1/27	3,420	3,555
[3]	Duval County Public Schools COP	5.000%	7/1/28	4,775	5,009
[3]	Duval County Public Schools COP	5.000%	7/1/29	5,845	6,176
[3]	Duval County Public Schools COP	5.000%	7/1/30	6,105	6,445
	Escambia County FL Sales Tax Revenue	5.000%	10/1/33	3,180	3,271
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	377
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	421
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	419
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	1,125	1,151
22

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	372
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	1,185	1,224
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	745	776
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	4,886
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,050	1,077
	Florida Department of Management Services COP	5.000%	11/1/25	12,910	13,174
	Florida Department of Management Services COP	5.000%	11/1/27	1,625	1,695
	Florida Department of Management Services COP	5.000%	11/1/28	5,800	6,104
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	190
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	8,606
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	5,263
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	10,252
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	5,515	5,767
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	198
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	196
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	194
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/15/26	3,480	3,338
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	137
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	275
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	186
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	300	287
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,500	1,429
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	214
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	320	314
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	393
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	780	789
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	720	728
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	540	542
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	288
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	305
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	205	203
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	475	468
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/25	495	475
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,400	1,416
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	220	210
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	509
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,174
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,050	2,113
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,242
	Florida GO	5.000%	6/1/27	6,595	6,882
	Florida GO	4.000%	6/1/30	4,000	3,965
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	707
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	791
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	765
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,031
[3]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	799
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	501
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	232
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	289
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	510
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	978
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	521
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	1,760
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	979
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	342
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	115
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	250
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	276
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,382
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,442
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,500
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/48	3,750	3,708
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,080	1,998
23

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	1,580	1,502
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	1/1/53	15,000	14,975
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	3,065	3,086
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,220	2,239
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,143
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	9,500	9,644
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	9,000	9,121
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	4,336
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	5,981
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,436
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,275	1,296
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/25	250	254
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	175	180
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/26	920	946
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/27	1,945	2,012
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/28	3,610	3,769
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	2,000	2,087
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	2,000	2,086
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	1,848
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/26	175	180
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/28	350	367
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/29	350	369
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/30	175	186
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	950
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	450	460
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	465	486
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	425	449
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/29	400	426
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,119
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	1,914
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	734
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,685	2,731
	Hernando County FL Water & Sewer Water Revenue	4.000%	6/1/25	575	575
[3]	Hernando County School District COP	5.000%	7/1/25	1,250	1,268
[3]	Hernando County School District COP	5.000%	7/1/28	3,825	3,902
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/25	175	168
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/26	200	188
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/27	250	230
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,615	1,650
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,317
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,378
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	4,557
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	1,000	1,009
	Hillsborough County School Board COP	5.000%	7/1/24	975	980
	Hillsborough County School Board COP	5.000%	7/1/28	40	41
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,645
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	1,758
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,677
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,010
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	235	244
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,569
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	2,740
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	8,515
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	300
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,344
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,620
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	4,442
[5,6]	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	42,578	42,578
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	4,550	4,718
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	27,808
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	450
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	498
	JEA Water & Sewer System Water Revenue	3.250%	10/1/36	400	338
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	388
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	588
	Key West Utility Board Electric Power & Light Revenue, Prere.	5.000%	10/1/24	105	106
[3]	Lake County School Board COP	5.000%	6/1/24	200	201
24

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake Powell Residential Golf Community Development District Special Assessment Revenue	5.750%	11/1/32	2,170	2,084
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	270
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	301
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	643
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	415
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	376
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,250
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	1,967
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	345	345
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	210	204
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	5,725	5,379
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	245	235
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	300	286
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.750%	10/1/27	1,710	1,602
	Lee County School Board COP	5.000%	8/1/26	540	555
	Lee County School Board COP	5.000%	8/1/27	6,545	6,793
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	3,529
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,044
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	26,000	26,289
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,001
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/24	2,125	2,143
	Martin County FL School Board Corp. (Florida Master Lease Program) COP	5.000%	10/1/25	1,735	1,765
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	500
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,721
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/25	1,725	1,761
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	807
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	976
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,593
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/26	1,780	1,782
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/28	860	861
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/29	1,165	1,167
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	893
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,103
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,233
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,332
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,392
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,462
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,621
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	1,545	1,551
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,416
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	929
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,470
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,110
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	297
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,260
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	306
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,000
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	150	151
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,250	1,267
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	4,000	4,022
[1]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	1,690	1,732
	Miami-Dade County FL Appropriations Revenue	5.000%	4/1/29	120	123
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,164
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,035
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	282
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	1,000	992
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,122
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,191
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	3,000	3,022
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/26	3,660	3,763
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	811
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	200
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	225
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/32	380	386
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	2,395	2,425
[5]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	4.150%	11/2/23	6,640	6,640
25

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,506
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,625	1,637
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,035	3,073
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	995
	Miami-Dade County School Board COP	5.000%	2/1/25	635	642
	Miami-Dade County School Board COP	5.000%	5/1/25	155	157
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	4,258
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	13,983
	Miami-Dade County School Board COP	5.000%	5/1/28	2,095	2,118
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/29	1,910	1,913
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	3,550	3,555
	Midtown Miami Community Development District Special Assessment Revenue (Parking Garage Project)	4.250%	5/1/24	580	578
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,016
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/27	1,465	1,497
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/28	1,540	1,581
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/29	1,615	1,667
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/30	1,695	1,755
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/31	1,780	1,853
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	3,680
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	3,902
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	4,147
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	4,399
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	4,687
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	3,130	3,185
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	3,565	3,627
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/29	1,010	1,066
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/32	4,435	4,133
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,000	999
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,175	1,174
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,040
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,265	1,261
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,355	1,347
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,455	1,445
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	575	592
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,036
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,420	1,404
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,250	1,300
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,500	2,610
[5]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/7/23	5,745	5,745
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.550%	7/1/24	6,625	6,418
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	9/1/48	1,370	1,339
	Orange County School Board COP	5.000%	8/1/29	1,300	1,376
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	41
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/23	2,270	2,270
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/24	1,455	1,465
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/25	1,630	1,650
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	1,475	1,508
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/30	500	515
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	26,935	22,227
	Orlando Utilities Commission Water Revenue	5.000%	10/1/29	1,245	1,263
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	170
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	181
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	276
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	292
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	505
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	655
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	610
[3]	Palm Bay FL GO	5.000%	7/1/24	1,920	1,933
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/24	230	228
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/25	240	236
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/26	250	243
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/27	260	251
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/28	265	254
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/29	420	398
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	355
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	646
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	150	144
26

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	465
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	555
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/29	200	201
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/30	400	400
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/31	200	200
[5]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/7/23	5,425	5,425
	Palm Beach County School District COP	5.000%	8/1/24	13,680	13,768
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,610
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,081
	Palm Beach County School District COP	5.000%	8/1/28	2,300	2,334
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	1,754
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,034
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	40,000	40,407
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,043
[1]	Pasco County School Board COP	5.000%	8/1/25	250	254
[3]	Pasco County School Board COP	5.000%	8/1/27	400	417
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/25	750	765
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/26	870	896
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/27	905	939
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/28	950	992
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/29	1,815	1,908
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/30	4,935	5,225
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/50	2,010	1,959
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	261
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	456
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	668
	Polk County School District COP	5.000%	1/1/24	1,000	1,001
	Polk County School District COP	5.000%	1/1/25	2,715	2,741
	Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,552
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	1,225	1,144
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,028
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	944
[5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	11/2/23	13,440	13,440
[5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	11,000	11,000
[5]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	3,000	3,000
	School Board of Miami-Dade County COP	5.000%	5/1/29	2,000	2,021
	School District of Broward County COP	5.000%	7/1/28	5,000	5,280
	School District of Broward County COP	5.000%	7/1/29	4,000	4,062
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	220	214
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	305	292
[5]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/27	235	223
	Seminole FL Water & Sewer Water Revenue	4.000%	10/1/29	1,450	1,441
	South Florida Water Management District COP	5.000%	10/1/30	5,000	5,114
	South Florida Water Management District COP	5.000%	10/1/32	8,250	8,429
[5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	1,034	1,034
[5]	South Miami Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,250	5,250
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,315	1,357
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,375	1,406
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,500	1,529
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	5,000	5,085
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/24	430	421
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	555	524
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	860	797
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	810	740
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,671
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	1,807
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	3,964
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,151
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	525
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	303
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	254
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	255
[5]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.290%	11/2/23	3,855	3,855
[5]	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project) TOB VRDO	4.290%	11/2/23	4,585	4,585
27

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,107
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,022
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,000	966
	Village Community Development District No. 13 Special Assessment Revenue	1.800%	5/1/26	350	325
	Village Community Development District No. 13 Special Assessment Revenue	4.000%	5/1/27	4,940	4,830
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/28	500	487
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.375%	5/1/33	1,500	1,431
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	702
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	1,555	1,565
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	3,115	3,136
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	4.875%	5/1/28	485	471
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/26	260	267
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/27	375	388
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/28	1,000	1,050
					1,014,755
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	7,045	7,221
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/24	2,835	2,848
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/25	2,945	2,974
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/26	3,060	3,104
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/27	3,180	3,245
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/28	3,290	3,371
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/29	3,415	3,500
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	579
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	651
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	689
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	727
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,631
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	1,808
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/32	17,385	17,412
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,250	1,274
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,029
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	1,355	1,411
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,020	2,129
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,080	1,149
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	2,345	2,517
	Atlanta GA GO	5.000%	12/1/29	5,000	5,346
	Atlanta GA GO	5.000%	12/1/30	5,000	5,395
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,075
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	905
	Atlanta GA Tax Allocation Revenue (Beltline Project)	5.000%	1/1/27	1,350	1,384
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,635
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT (Skyline Apartments Project)	2.000%	9/1/24	3,339	3,258
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/28	1,125	1,154
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/29	1,085	1,102
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/32	1,100	1,112
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	8,266
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	8,768
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/26	100	100
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/27	100	100
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/28	100	99
[1]	Bainbridge GA Combined Utility Multiple Utility Revenue	4.000%	12/1/29	130	128
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project)	1.800%	9/1/29	5,000	3,990
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	12,940	12,331
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	664
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	873
	Board of Water Light & Sinking Fund Commissioners of The City of Dalton Multiple Utility Revenue	5.000%	3/1/30	1,010	1,022
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	277
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	816
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	70
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	201
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,068
28

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	257
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	414
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Meical Center Project)	5.000%	7/1/34	2,560	2,595
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	429
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	215
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	261
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	717
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,035
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	459
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	1,984
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	799
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	461
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	487
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,036
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,300	2,394
[4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,000	2,092
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	501
[5,6]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	2,070	2,070
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	29,865	30,241
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	5,440	5,608
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	864
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	201
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	252
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	380
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,069
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,021
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,003
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	555
[5,6]	Development Authority for Fulton County Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	1,455	1,455
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	1.700%	8/22/24	5,750	5,557
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	2,215	2,156
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	2,330	2,259
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.800%	5/21/26	7,705	7,470
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	3,270	3,183
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,990	2,911
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,236
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,270	1,236
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	3,130	3,133
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	599
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	543
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	1,755
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	501
[5,6]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	5,625	5,625
[5]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/7/23	2,495	2,495
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,166
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	300	296
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/26	835	796
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/27	965	901
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/28	1,000	915
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,504
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	305	305
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	300	302
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	250	253
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	690	705
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	675	694
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	875	905
29

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,267
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,277
	Georgia GO	5.000%	2/1/25	2,000	2,031
	Georgia GO	5.000%	7/1/26	8,820	9,115
	Georgia GO	5.000%	10/1/29	1,250	1,285
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	105	105
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,231
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	3,860
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	690
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	3,822
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	1,000	1,029
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	841
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	831
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	937
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	1,736
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,174
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,275	1,313
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/24	795	796
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,469
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	615	620
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	630	639
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/27	1,760	1,797
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	2,870	2,955
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	250
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	367
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	428
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/25	200	203
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	605
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	903
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/26	150	154
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	667
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	562
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/27	200	207
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/28	190	198
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/29	300	314
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/30	200	210
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	3,754
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,183
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	161
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	300	307
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/24	1,485	1,486
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/25	505	509
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/26	1,350	1,370
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/27	1,000	1,021
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/28	1,400	1,441
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	675	714
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	550
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	2,569
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,000	995
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,000	1,993
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	531
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	12,485
	Houston Healthcare System Inc., Revenue RAN, Prere.	5.000%	4/1/24	5,170	5,179
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	451
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	177
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/23	355	355
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	999
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	975
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	8,864
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/24	335	331
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	5,000	4,989
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,499
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/25	490	480
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,270	2,268
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/26	580	562
30

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	465	472
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/27	1,225	1,175
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/28	5,000	4,730
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/30	2,630	2,611
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	20,025	20,023
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	94,035	93,130
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	91,585	88,969
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	20,390	19,618
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	90,930	85,261
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	41,845	41,245
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	18,910	17,581
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	66,935	66,496
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	25,000	24,585
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	104,555	103,824
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	49,690	48,813
[2]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of SOFR + 0.830%	4.464%	8/1/48	47,690	47,666
[2]	Main Street Natural Gas Inc. Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.760%	8/1/48	7,500	7,496
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/25	620	629
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/27	425	438
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/28	530	552
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,549
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,710
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,733
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	397
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	823
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	823
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,202
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/24	105	105
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/25	395	393
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/26	425	420
	Municipal Electric Authority of Georgia Nuclear Revenue	4.000%	1/1/28	430	426
	Municipal Electric Authority of Georgia Nuclear Revenue	3.375%	1/1/32	100	92
	Municipal Electric Authority of Georgia Nuclear Revenue (Project 1)	4.000%	1/1/28	220	218
[3,5,6]	Municipal Electric Authority of Georgia Nuclear Revenue TOB VRDO	4.230%	11/2/23	8,960	8,960
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/25	600	606
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/26	600	612
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/27	500	516
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/28	920	955
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	403
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	639
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	547
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	483
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,036
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	850	856
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,501
	White County Development Authority College & University Revenue	5.000%	10/1/29	785	740
					1,048,809
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,101
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	855	856
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	501
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,251
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	927
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	502
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	968
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,100	1,100
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	354
	Guam Income Tax Revenue	5.000%	12/1/23	1,440	1,440
	Guam Income Tax Revenue	5.000%	12/1/26	2,250	2,264
	Guam Income Tax Revenue	5.000%	12/1/27	5,230	5,252
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	1,835
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	1,860	1,858
31

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,494
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	580	578
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	450	447
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,400	1,413
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	2,070	2,031
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,150
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,555	1,559
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,003
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,488
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,565	1,574
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,160	2,181
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,860	3,916
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,250	3,306
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,515	4,602
					48,951
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/27	500	521
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	7/1/39	6,665	6,665
[2]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.540%	7/1/39	1,730	1,730
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,845	1,918
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	1,852
	Honolulu HI City & County GO	5.000%	11/1/25	1,950	1,994
	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,058
	Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/27	19,210	19,973
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,300	4,356
					40,067
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (PUB Parking Facilities Project)	4.000%	9/1/26	250	249
	Boise City ID Airport Port, Airport & Marina Revenue (PUB Parking Facilities Project)	5.000%	9/1/28	325	342
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	665
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,423
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	120	122
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	225	231
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	265	274
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	400	417
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/29	1,880	1,913
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,353
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	6,605	6,672
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	916
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,115
[9]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	4.000%	1/1/50	940	909
[1]	University of Idaho College & University Revenue	5.000%	4/1/24	160	161
[1]	University of Idaho College & University Revenue	5.000%	4/1/25	335	340
[1]	University of Idaho College & University Revenue	5.000%	4/1/26	555	567
[1]	University of Idaho College & University Revenue	5.000%	4/1/27	450	465
					22,134
Illinois (7.8%)
[3]	Adams County School District No. 172 GO	4.000%	2/1/32	1,000	955
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	500
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	554
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	194
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	228
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	665
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	363
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	710
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	330
[10]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,482
[10]	Chicago Board of Education GO	0.000%	12/1/23	575	573
	Chicago Board of Education GO	5.000%	12/1/23	500	500
	Chicago Board of Education GO	5.000%	12/1/23	2,950	2,949
	Chicago Board of Education GO	5.000%	12/1/23	17,630	17,626
[3]	Chicago Board of Education GO	5.000%	12/1/23	2,030	2,030
	Chicago Board of Education GO	5.000%	12/1/23	6,125	6,123
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,085
32

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Chicago Board of Education GO	5.500%	12/1/23	470	470
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,630
[10]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,583
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,000
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,056
	Chicago Board of Education GO	5.000%	12/1/24	12,500	12,504
[3]	Chicago Board of Education GO	5.000%	12/1/24	5,800	5,825
	Chicago Board of Education GO	5.000%	12/1/24	11,140	11,143
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,150
[10]	Chicago Board of Education GO	0.000%	12/1/25	5,105	4,608
[10]	Chicago Board of Education GO	0.000%	12/1/25	6,220	5,614
	Chicago Board of Education GO	0.000%	12/1/25	2,375	2,139
	Chicago Board of Education GO	5.000%	12/1/25	14,605	14,649
[3]	Chicago Board of Education GO	5.000%	12/1/25	4,500	4,520
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,507
	Chicago Board of Education GO	5.000%	12/1/25	1,000	1,003
[12]	Chicago Board of Education GO	5.500%	12/1/25	3,420	3,443
	Chicago Board of Education GO	0.000%	12/1/26	17,205	14,739
[10]	Chicago Board of Education GO	0.000%	12/1/26	2,960	2,543
[10,13]	Chicago Board of Education GO	0.000%	12/1/26	95	82
	Chicago Board of Education GO	5.000%	12/1/26	8,175	8,198
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,131
	Chicago Board of Education GO	5.000%	12/1/26	5,810	5,826
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,454
[13,14]	Chicago Board of Education GO	5.500%	12/1/26	10,475	10,716
[12]	Chicago Board of Education GO	5.500%	12/1/26	1,250	1,252
	Chicago Board of Education GO	7.000%	12/1/26	10,000	10,364
	Chicago Board of Education GO	0.000%	12/1/27	500	408
[10]	Chicago Board of Education GO	0.000%	12/1/27	1,060	868
	Chicago Board of Education GO	4.000%	12/1/27	10,875	10,444
	Chicago Board of Education GO	5.000%	12/1/27	2,635	2,643
[3]	Chicago Board of Education GO	5.000%	12/1/27	4,450	4,504
	Chicago Board of Education GO	5.000%	12/1/27	3,860	3,871
[12]	Chicago Board of Education GO	5.500%	12/1/27	3,070	3,084
[10]	Chicago Board of Education GO	0.000%	12/1/28	13,020	10,135
[10,13]	Chicago Board of Education GO	0.000%	12/1/28	13,800	10,743
	Chicago Board of Education GO	5.000%	12/1/28	13,620	13,625
	Chicago Board of Education GO	5.000%	12/1/28	6,285	6,288
	Chicago Board of Education GO	5.000%	12/1/29	16,420	16,326
	Chicago Board of Education GO	5.000%	12/1/30	6,645	6,563
[3]	Chicago Board of Education GO	5.000%	12/1/30	4,295	4,314
	Chicago Board of Education GO	5.000%	12/1/30	6,820	6,748
	Chicago Board of Education GO	5.000%	12/1/30	2,035	2,007
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,000	1,004
[12]	Chicago Board of Education GO	5.500%	12/1/30	2,500	2,520
[10]	Chicago Board of Education GO	0.000%	12/1/31	1,205	797
	Chicago Board of Education GO	5.000%	12/1/31	7,590	7,476
	Chicago Board of Education GO	5.000%	12/1/31	6,045	5,951
	Chicago Board of Education GO	5.000%	12/1/32	1,250	1,228
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,452
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,364
[5]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,904	1,852
[10]	Chicago IL GO	0.000%	1/1/24	1,000	992
	Chicago IL GO	5.000%	1/1/24	10,325	10,326
	Chicago IL GO	5.000%	1/1/24	500	500
	Chicago IL GO	5.000%	1/1/24	800	800
	Chicago IL GO	0.000%	1/1/25	1,130	1,069
	Chicago IL GO	5.000%	1/1/25	12,420	12,483
	Chicago IL GO	5.000%	1/1/25	3,100	3,116
	Chicago IL GO	5.000%	1/1/26	330	331
	Chicago IL GO	5.000%	1/1/26	6,020	6,087
	Chicago IL GO	5.000%	1/1/26	10,920	11,042
	Chicago IL GO	5.000%	1/1/26	1,260	1,265
	Chicago IL GO	5.000%	1/1/26	1,565	1,572
	Chicago IL GO	5.000%	1/1/27	8,450	8,579
	Chicago IL GO	5.000%	1/1/27	645	649
	Chicago IL GO	5.000%	1/1/28	8,655	8,811
33

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/28	2,250	2,290
	Chicago IL GO	5.000%	1/1/29	3,670	3,738
	Chicago IL GO	5.000%	1/1/29	2,500	2,512
	Chicago IL GO	5.000%	1/1/30	7,320	7,467
	Chicago IL GO	5.000%	1/1/30	5,285	5,391
	Chicago IL GO	5.250%	1/1/30	4,500	4,508
	Chicago IL GO	5.625%	1/1/30	6,460	6,623
	Chicago IL GO	5.000%	1/1/31	515	517
	Chicago IL GO	5.500%	1/1/33	7,985	7,973
	Chicago IL GO, ETM	0.000%	1/1/26	300	273
[10]	Chicago IL GO, ETM	0.000%	1/1/26	235	215
	Chicago IL GO, ETM	5.000%	1/1/26	1,720	1,741
	Chicago IL GO, ETM	0.000%	1/1/27	1,000	874
[10]	Chicago IL GO, ETM	0.000%	1/1/27	1,000	880
[10]	Chicago IL GO, ETM	0.000%	1/1/27	2,050	1,803
	Chicago IL GO, ETM	5.250%	1/1/27	2,500	2,537
[10]	Chicago IL GO, ETM	0.000%	1/1/28	100	85
	Chicago IL GO, Prere.	5.000%	1/1/25	2,285	2,314
[9]	Chicago IL Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	20,225	20,031
[5]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	4.250%	11/2/23	4,420	4,420
[1,5]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	4.210%	11/2/23	6,200	6,200
[1,5,6]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	4.210%	11/2/23	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	1,852
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,126
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,703
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,091
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,010
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	3,584
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,005	4,043
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,271
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,037
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	2,558
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	300
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/29	2,650	2,768
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	3,770	3,954
[10]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	470	486
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	3,555	3,571
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	1,000	976
[3,5]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	4.210%	11/2/23	2,880	2,880
	Chicago IL Wastewater Transmission Sewer Revenue, ETM	5.000%	1/1/25	865	875
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	2,900
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,738
	Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,124
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,084
	Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	12,713
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,371
	Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	15,225
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	5,000	5,151
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	1,000	1,025
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	4,560	4,653
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	1,000	1,015
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	750	781
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/30	3,555	3,670
[3]	Chicago IL Waterworks Water Revenue	5.250%	11/1/32	1,055	1,093
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,525
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,160	1,169
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	850
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/27	1,655	1,663
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	120
[3]	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	1,800	1,839
[3,5]	Chicago IL Waterworks Water Revenue TOB VRDO	4.210%	11/2/23	8,680	8,680
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	907
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,021
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,068
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,020	2,025
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,000	2,005
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,472
34

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	4,667
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,758
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	759
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	840
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	218
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,110
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,183
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	352
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	112
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	210	214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	670	691
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,745	2,831
[1,4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,750	2,837
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	177
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,250	1,250
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	355
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	127
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,174
[1,4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	5,000	5,211
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	165	167
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	6,000	6,310
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	315	326
[1,4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	3,152
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,645	1,678
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,380	1,454
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	450	467
[1,4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,000	1,055
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	100	100
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,135	1,179
[1,4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,000	2,117
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,125	1,117
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/33	3,750	3,828
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,845	5,886
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/34	3,750	3,821
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,275
	Chicago Park District GO	4.000%	1/1/24	670	670
	Chicago Park District GO	5.000%	1/1/24	550	551
	Chicago Park District GO	5.000%	11/15/24	680	685
	Chicago Park District GO	4.000%	1/1/25	390	389
	Chicago Park District GO	4.000%	1/1/25	2,320	2,314
	Chicago Park District GO	5.000%	1/1/25	625	630
	Chicago Park District GO	5.000%	1/1/25	315	315
	Chicago Park District GO	5.000%	1/1/25	300	300
[1]	Chicago Park District GO	5.000%	1/1/25	200	202
	Chicago Park District GO	5.000%	11/15/25	1,430	1,445
	Chicago Park District GO	5.000%	1/1/26	1,000	1,010
[1]	Chicago Park District GO	5.000%	1/1/26	550	558
	Chicago Park District GO	5.000%	1/1/26	180	179
	Chicago Park District GO	5.000%	11/15/26	1,500	1,524
	Chicago Park District GO	5.000%	1/1/27	925	931
[1]	Chicago Park District GO	5.000%	1/1/27	650	663
[1]	Chicago Park District GO	5.000%	1/1/28	1,000	1,032
	Chicago Park District GO	5.000%	1/1/29	620	616
[1]	Chicago Park District GO	4.000%	1/1/31	1,955	1,869
[1]	Chicago Park District GO	4.000%	11/15/32	1,000	951
	Chicago Park District GO, Prere.	5.000%	1/1/24	730	731
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,079
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,253
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	6,115	6,163
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	4,450
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,625	1,638
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	3,914
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	2,542
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	7,495	7,677
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	2,817
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,250	4,383
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	7,250	7,476
35

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	5,660	5,850
[1,5]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.210%	11/2/23	3,070	3,070
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	3,813
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/23	1,625	1,625
	Cook County Community Unit School District No. 401 Elmwood Park GO	4.000%	12/1/24	1,690	1,688
	Cook County IL GO	5.000%	11/15/23	1,350	1,350
	Cook County IL GO	4.000%	11/15/24	4,200	4,196
	Cook County IL GO	5.000%	11/15/24	1,475	1,488
	Cook County IL GO	4.000%	11/15/25	4,140	4,129
	Cook County IL GO	5.000%	11/15/25	1,195	1,212
	Cook County IL GO	4.000%	11/15/26	4,945	4,930
[3]	Cook County IL GO	5.000%	11/15/26	3,710	3,807
	Cook County IL GO	5.000%	11/15/26	3,900	3,985
	Cook County IL GO	4.000%	11/15/27	2,925	2,912
	Cook County IL GO	5.000%	11/15/27	1,205	1,236
	Cook County IL GO	5.000%	11/15/27	2,000	2,059
	Cook County IL GO	4.000%	11/15/28	1,755	1,745
	Cook County IL GO	5.000%	11/15/28	4,545	4,706
	Cook County IL GO	5.000%	11/15/28	2,705	2,774
	Cook County IL GO	5.000%	11/15/28	350	362
	Cook County IL GO	5.000%	11/15/29	3,600	3,739
	Cook County IL GO	5.000%	11/15/30	2,200	2,256
	Cook County IL Sales Tax Revenue	5.000%	11/15/25	690	702
	Cook County IL Sales Tax Revenue	5.000%	11/15/26	650	669
	Cook County IL Sales Tax Revenue	5.000%	11/15/27	350	364
	Cook County IL Sales Tax Revenue	5.000%	11/15/28	290	304
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	140	147
	Cook County IL Sales Tax Revenue	5.000%	11/15/29	275	290
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	300	316
	Cook County IL Sales Tax Revenue	4.000%	11/15/34	1,000	975
[5]	Cook County IL Sales Tax Revenue TOB VRDO	4.190%	11/2/23	1,200	1,200
	Cook County School District No. 105 GO	5.000%	1/15/27	1,065	1,099
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/26	2,300	2,193
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/27	2,370	2,231
	Cook County School District No. 122 Ridgeland GO	3.000%	12/1/28	1,735	1,613
	Cook County School District No. 151 South Holland GO	4.000%	4/1/25	675	673
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	250
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	253
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	255
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	516
[3]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,045
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	4.000%	12/15/29	4,000	4,003
	DuPage & Cook Counties Community Consolidated School District No. 181 Hinsdale GO	4.000%	1/15/28	485	484
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	602
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	3,669
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	3,996
	Elk Grove Village IL GO	3.000%	1/1/24	550	548
	Elk Grove Village IL GO	3.000%	1/1/25	560	549
[3]	Franklin Park IL GO	4.000%	7/1/30	1,015	951
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	1,878
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,170	8,281
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,669
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,241
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	252
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	872
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	905	891
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,306
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	101
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	271
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	530	519
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	689
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	229
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	730	713
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	307
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	533
	Illinois Finance Authority College & University Revenue	4.000%	10/1/30	3,115	3,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,501
36

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	985	987
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,415
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	803
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,657
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,241
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,668
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	503
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,500	3,537
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,378
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	7,646
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	4,573
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	763
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	126
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	1,750
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	4,500	4,585
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,433
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	4,353
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,655	1,680
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,205	2,263
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	1,827
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,600	2,664
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	253
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,002
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,250	1,259
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,039
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	500	508
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,735	1,771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,389
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	950	959
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,540
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,505	1,532
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,815	1,860
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	7,000	7,028
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/30	8,325	7,955
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/25	12,030	12,157
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	11,730	11,880
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	8,730	8,996
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/1/24	640	641
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	1,395	1,405
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,500	2,542
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	3,150	3,214
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,100	1,122
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.420%	4/1/51	5,705	5,705
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	5/1/42	1,405	1,374
	Illinois Finance Authority Intergovernmental Agreement Revenue	5.000%	12/15/23	900	901
	Illinois Finance Authority Intergovernmental Agreement Revenue	5.000%	12/15/24	720	729
	Illinois Finance Authority Intergovernmental Agreement Revenue	5.000%	12/15/25	1,000	1,024
	Illinois Finance Authority Lease Revenue	5.000%	1/1/31	1,125	1,146
[2]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.200%	4.917%	11/1/34	10,380	10,320
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,045
	Illinois GO	5.000%	11/1/23	58,995	58,995
	Illinois GO	5.000%	11/1/23	1,990	1,990
	Illinois GO	5.000%	12/1/23	20,000	20,007
	Illinois GO	5.000%	2/1/24	780	781
	Illinois GO	5.000%	2/1/24	780	781
	Illinois GO	4.000%	3/1/24	2,185	2,182
	Illinois GO	5.000%	4/1/24	315	316
	Illinois GO	4.000%	5/1/24	225	225
	Illinois GO	5.000%	5/1/24	375	376
37

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	5/1/24	2,000	2,006
	Illinois GO	5.500%	5/1/24	375	377
	Illinois GO	5.000%	6/1/24	2,500	2,509
	Illinois GO	5.000%	7/1/24	4,080	4,096
	Illinois GO	5.000%	10/1/24	765	769
	Illinois GO	5.000%	10/1/24	5,000	5,027
	Illinois GO	5.000%	11/1/24	36,340	36,554
	Illinois GO	5.000%	2/1/25	550	550
	Illinois GO	4.000%	3/1/25	750	746
	Illinois GO	5.000%	3/1/25	2,750	2,772
	Illinois GO	5.000%	3/1/25	10,000	10,081
	Illinois GO	5.000%	4/1/25	4,170	4,170
	Illinois GO	5.000%	5/1/25	280	280
	Illinois GO	5.000%	5/1/25	2,500	2,523
	Illinois GO	5.000%	5/1/25	3,200	3,231
	Illinois GO	5.500%	5/1/25	3,000	3,049
	Illinois GO	6.000%	5/1/25	150	154
	Illinois GO	5.000%	7/1/25	7,750	7,832
	Illinois GO	5.000%	9/1/25	3,405	3,443
	Illinois GO	5.000%	11/1/25	28,750	29,105
[1]	Illinois GO	5.000%	11/1/25	10,000	10,162
	Illinois GO	5.000%	12/1/25	500	506
	Illinois GO	5.000%	12/1/25	660	668
	Illinois GO	5.000%	1/1/26	3,680	3,729
	Illinois GO	5.000%	2/1/26	3,125	3,125
	Illinois GO	5.000%	2/1/26	8,900	9,023
	Illinois GO	5.000%	3/1/26	3,250	3,297
	Illinois GO	5.000%	3/1/26	10,000	10,144
[3]	Illinois GO	5.000%	4/1/26	2,500	2,501
	Illinois GO	5.000%	5/1/26	6,550	6,537
	Illinois GO	5.000%	5/1/26	5,000	5,078
	Illinois GO	5.500%	5/1/26	8,675	8,913
	Illinois GO	5.000%	7/1/26	5,795	5,891
	Illinois GO	5.000%	11/1/26	36,265	36,942
	Illinois GO	5.000%	11/1/26	3,500	3,565
	Illinois GO	5.000%	1/1/27	1,750	1,774
	Illinois GO	5.000%	3/1/27	6,825	6,966
	Illinois GO	5.000%	3/1/27	7,935	8,098
	Illinois GO	5.000%	4/1/27	2,585	2,575
	Illinois GO	5.000%	5/1/27	4,080	4,064
	Illinois GO	5.000%	5/1/27	7,000	7,152
	Illinois GO	5.000%	6/1/27	1,400	1,422
	Illinois GO	5.000%	7/1/27	9,605	9,824
	Illinois GO	5.000%	10/1/27	1,500	1,536
	Illinois GO	5.000%	11/1/27	19,070	19,538
	Illinois GO	5.000%	1/1/28	590	597
	Illinois GO	5.500%	1/1/28	240	251
	Illinois GO	5.000%	2/1/28	1,075	1,096
	Illinois GO	4.000%	3/1/28	3,000	2,959
	Illinois GO	5.000%	3/1/28	805	826
	Illinois GO	5.000%	5/1/28	1,555	1,547
	Illinois GO	5.000%	5/1/28	5,000	5,139
	Illinois GO	5.000%	6/1/28	890	903
	Illinois GO	5.000%	7/1/28	1,680	1,728
	Illinois GO	5.000%	11/1/28	23,700	24,228
	Illinois GO	5.000%	11/1/28	2,895	2,981
	Illinois GO	5.000%	2/1/29	4,590	4,672
	Illinois GO	5.250%	2/1/29	350	349
	Illinois GO	5.000%	4/1/29	1,320	1,311
	Illinois GO	5.000%	7/1/29	30,000	30,983
	Illinois GO	5.000%	11/1/29	21,850	22,292
	Illinois GO	5.000%	1/1/30	1,000	1,011
	Illinois GO	5.000%	3/1/30	2,000	2,067
	Illinois GO	5.000%	5/1/30	7,370	7,619
	Illinois GO	5.000%	7/1/30	16,660	17,232
[3]	Illinois GO	4.000%	2/1/31	1,500	1,449
	Illinois GO	4.125%	11/1/31	2,240	2,150
38

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	12/1/31	1,000	1,016
	Illinois GO	5.000%	11/1/32	4,255	4,287
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.000%	2/1/24	865	860
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	0.800%	7/1/26	605	548
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,665	5,545
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/49	2,840	2,767
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	1,860	1,824
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,370	1,318
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/51	11,420	10,675
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	22,640	21,423
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	18,755	18,410
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,435	11,522
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.470%	12/1/23	12,500	12,486
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	12/1/24	2,000	1,974
[9]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,520	2,482
[2,6]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.000%	5.090%	5/15/50	3,750	3,738
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	11,245
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	15,588
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,347
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	1,857
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	1,887
[1]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	4,627
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,014
[10]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	207
	Illinois Sales Tax Revenue	5.000%	6/15/25	4,925	4,928
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	8,916
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,040
[1]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	9,377
	Illinois Sales Tax Revenue	5.000%	6/15/25	1,150	1,166
[10]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	386
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,775	4,778
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,250	1,271
[10]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	131
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,049
[10]	Illinois Sales Tax Revenue	6.000%	6/15/27	3,040	3,244
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	7,200
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,263
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	890	861
[1]	Illinois Sales Tax Revenue	4.000%	6/15/30	1,000	975
	Illinois Sales Tax Sales Tax Revenue	3.000%	6/15/34	300	246
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	1,980
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	5,250	5,279
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,250	2,215
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	5,700	5,734
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	3,000	2,950
[1]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	4,100	4,122
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	7,110	7,111
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/31	1,070	1,075
[3]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/32	10,150	10,150
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	13,088
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	2,905	2,672
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	4,815	4,197
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	9,621
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	6,171
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	15,276
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	17,568
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	21,372
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	190
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	112
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	520	520
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,000	1,014
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,350	1,368
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	205	204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,505	7,605
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	750	778
39

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Illinois State University College & University Revenue	5.000%	4/1/28	785	814
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	905
[14]	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	0.000%	2/1/28	1,000	821
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	275
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,213
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	965
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	783
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	597
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	140
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	235
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	242
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	173
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	356
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	226
[3]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	421
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	216
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/29	10,000	10,195
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/30	2,000	2,043
[3]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,427
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,527
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	3,673
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,062
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,500	1,547
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,218
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,554
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/33	1,500	1,525
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	4,221
[1]	Madison County Community Unit School District No. 8 Bethalto GO	4.000%	12/1/30	1,000	972
	Maine Township High School District No. 207 GO	4.000%	12/1/24	4,295	4,294
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	1,999
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	174
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	5,550	5,470
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,483
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,145	2,038
	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	2,000	1,928
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,012
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	4,305	3,830
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,500	9,951
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	2,075	2,115
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	51
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/27	5,000	5,138
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,088
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	1,155	1,185
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	3,750	3,848
[3,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,067
[13,14]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,555
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	2,000	1,494
[3,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	10,000	7,382
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	10,000	7,114
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Expansion Project)	5.000%	12/15/27	1,800	1,811
[5,6]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.150%	11/2/23	6,750	6,750
[3,5]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	4.250%	11/2/23	7,685	7,685
[1,5]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	4.210%	11/2/23	3,400	3,400
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,930
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	550	574
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	675	705
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	527
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	370	390
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,425	2,574
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,410	1,497
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	7,000	7,136
[3]	Mundelein IL GO	4.000%	12/15/23	500	500
[3]	Mundelein IL GO	4.000%	12/15/25	500	500
[3]	Mundelein IL GO	4.000%	12/15/26	500	501
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,322
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,554
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	108
40

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	175
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	504
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,466
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,233
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	331
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	332
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	331
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,040	1,050
[1]	Peoria IL GO	4.000%	1/1/24	500	500
[1]	Peoria IL GO	4.000%	1/1/25	750	746
[1]	Peoria IL GO	4.000%	1/1/26	250	250
	Plano IL Special Service Area No. 3 & No. 4 Special Tax Revenue (Lakewood Springs Project)	4.000%	3/1/35	4,050	3,580
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/24	21,820	21,930
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/25	41,625	42,208
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	4,220	4,321
	Regional Transportation Authority Sales Tax Revenue	5.000%	7/1/28	730	763
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/29	1,095	1,153
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/26	105	105
	Romeoville IL GO	5.000%	12/30/25	3,315	3,397
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	4,730	4,782
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	2,900	2,952
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	15,290	15,712
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/28	8,000	8,280
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/29	10,000	10,418
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	1,769
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,855	7,996
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	7,707
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,000	2,070
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,720	1,768
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	1,735	1,783
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,042
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	3,075	3,179
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	520	544
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	2,000	2,077
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.190%	11/2/23	6,645	6,645
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.230%	11/2/23	7,200	7,200
[5]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	4.230%	11/2/23	3,990	3,990
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,600
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,065	2,039
	Schaumburg IL GO	4.000%	12/1/26	6,485	6,527
	Schaumburg IL GO	4.000%	12/1/28	1,000	1,010
	Schaumburg IL GO	4.000%	12/1/29	8,155	8,218
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,246
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/24	275	276
[10]	Southern Illinois University College & University Revenue	0.000%	4/1/25	310	288
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/25	200	202
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/26	175	177
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/27	210	214
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	730
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/28	275	281
[1]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	381
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/29	365	375
[1]	Southern Illinois University College & University Revenue	5.000%	4/1/30	425	437
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	1,981
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/24	225	226
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/25	275	279
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/26	630	645
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	730	756
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	4,919
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	10,475
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	5,446
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	1,070	1,075
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	2,000	2,008
	St Clair County Community Unit School District No. 19 Mascoutah GO	5.000%	2/1/29	700	702
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	2,707
	University of Illinois College & University Revenue	5.000%	10/1/28	485	502
	University of Illinois College & University Revenue	5.000%	10/1/29	965	999
41

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Illinois College & University Revenue	5.000%	10/1/30	1,150	1,195
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	949
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,010
[1]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	745
[1]	Western Illinois University College & University Revenue	4.000%	4/1/26	1,340	1,316
[1]	Western Illinois University College & University Revenue	4.000%	4/1/27	1,400	1,362
	Wheeling IL GO	4.000%	12/1/23	750	750
	Wheeling IL GO	4.000%	12/1/24	820	820
	Wheeling IL GO	4.000%	12/1/26	1,995	2,003
	Wheeling IL GO	4.000%	12/1/27	760	764
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,800
[3]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,291
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/24	195	195
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/25	410	414
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	5.000%	1/1/26	275	279
[3]	Will County Community Unit School District No. 365-U Valley View GO	0.000%	11/1/26	1,000	875
	Will County IL GO (Renewable Natural Gas Project 2010)	4.000%	11/15/25	330	329
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/26	450	467
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/27	1,045	1,096
	Will County IL GO (Renewable Natural Gas Project 2010)	5.000%	11/15/28	1,000	1,059
[1]	Williamson Jackson Etc Counties Community College District No. 530 John A Logan College GO	5.000%	12/1/28	1,165	1,196
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/27	1,245	1,280
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/28	3,910	4,054
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/29	4,175	4,357
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/30	8,730	9,165
					2,274,594
Indiana (1.5%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	250	251
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	400	406
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,034
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	550	563
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	550	569
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	350	366
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	325	342
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	201
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	354
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	356
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	357
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,663
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	1,816
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	1,983
	Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,052
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	1,899
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	1,933
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	1,972
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	1,715	1,712
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,049
	Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,084
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,270	1,279
	Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	104
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	500	512
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	590	607
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,235	1,284
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	496
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	485	509
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	525
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	5,355	5,643
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	711
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,000	1,055
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	495	496
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	563
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	582
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	898
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	1,800	1,897
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	3,760	3,993
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	850	856
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	485	491
42

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	493
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	486
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	545	560
	East Chicago IN Local or Guaranteed Housing Revenue PUT	5.000%	8/1/24	11,980	12,013
[1]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	4.000%	2/1/31	1,195	1,159
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/24	415	415
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/25	275	275
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/26	200	200
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/27	225	225
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/28	275	276
[1]	Fishers IN Sewage Works Sewer Revenue	4.000%	1/1/29	275	275
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/26	745	746
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/26	760	762
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/27	775	776
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/27	790	794
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	6/15/28	805	806
[1]	Fort Wayne Redevelopment Authority Lease (Abatement) Revenue (Electric Works Project)	4.000%	12/15/28	410	410
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,344
	Franklin Township Community School Corp. GO	5.000%	1/15/24	2,370	2,371
	Greencastle Community School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	1,540	1,535
	Griffith Public School Improvement Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	2,105	2,106
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,252
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,509
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,066
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,380
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,062
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,111
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,176
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	107
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	95
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	418
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	336
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	329
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	279
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	273
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	200
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	366
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	273
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	533
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/30	1,250	1,106
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	5,225	5,005
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	5,900	5,140
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,020
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,135
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,275
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	3,752
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,253
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	360	360
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,020
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,307
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	1,924
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,156
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	3,676
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	380	379
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,222
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	6,358
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	5,416
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,573
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	395	393
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	830	818
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	6,990
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	6,792
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	4,050	3,732
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	16,835	17,399
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/30	25,000	26,064
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	20,000	20,901
43

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.390%	3/1/39	3,195	3,091
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	9,415	9,078
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/30	1,000	853
	Indiana Finance Authority Intergovernmental Agreement Revenue (Citizens Energy Group Project)	5.000%	10/1/30	670	716
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/29	7,500	7,933
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	7,065	7,501
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/24	1,250	1,262
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/25	750	766
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,045
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	865	913
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/28	1,430	1,468
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,200	1,275
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,439
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,600	1,647
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	2,750	2,940
[4]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	1,175	1,215
[5]	Indiana Finance Authority Sewer Revenue TOB VRDO	4.030%	11/1/23	6,480	6,480
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	848
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	799
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,048
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,097
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	234
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	523
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/49	1,545	1,494
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,820	1,745
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/50	5,340	5,035
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,945	1,806
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	4.750%	7/1/52	3,440	3,399
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	3,455	3,451
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,595	1,636
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,153
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	518
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	1,520	1,549
	Indianapolis Board of School Commissioners GO	5.000%	1/15/24	500	501
	Indianapolis Board of School Commissioners GO	5.000%	7/15/24	310	312
	Indianapolis Board of School Commissioners GO	5.000%	1/15/25	500	506
	Indianapolis Board of School Commissioners GO	5.000%	7/15/25	500	509
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	680
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	685
	Indianapolis Board of School Commissioners GO	5.000%	1/15/27	500	519
	Indianapolis Board of School Commissioners GO	5.000%	7/15/27	425	443
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,508
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,130
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	1,900
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	1,842
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	11,400	11,780
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	7,032
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	8,242
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/24	500	501
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/25	625	626
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/26	875	876
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/27	1,750	1,753
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/28	1,875	1,878
[10]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	12,406
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,040
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	6,191
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	5,634
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	6,714
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,000	1,059
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,100	1,169
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	415
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	815
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	320
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	368
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	241
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	310
44

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	348
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	313
[1]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	481
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,022
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,018
[1]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,107
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	847
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	902
[1]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	615
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	385
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	390
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	325
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	510
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	656
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	646
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	934
	Portage Redevelopment Authority Lease (Abatement) Revenue	4.000%	8/1/30	1,385	1,283
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,635	1,620
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/24	985	975
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/25	350	342
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/26	300	289
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	350	351
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	350	351
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	375	376
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	300	301
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	300	301
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/29	300	301
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	400	401
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	400	401
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	305
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	300
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	275
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	550
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	419
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,065
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,511
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	565
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	524
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,189
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	813
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,256
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	652
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,336
	Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	2,910	2,908
	Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,326
	Wayne Township IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,078
	Whiting Redevelopment District Tax Allocation Revenue	3.500%	7/15/26	2,310	2,224
	Whiting Redevelopment District Tax Allocation Revenue	4.000%	1/15/32	3,950	3,558
					428,928
Iowa (0.2%)
	Des Moines IA GO	5.000%	6/1/25	5,670	5,773
	Iowa City Community School District GO	2.900%	6/1/31	2,800	2,420
	Iowa City Community School District GO	2.950%	6/1/32	3,010	2,566
	Iowa City Community School District GO	3.000%	6/1/33	3,100	2,645
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,714
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	990	948
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,000	2,026
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	85
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,010
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	374
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,260	1,085
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	3,710	3,712
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,175	1,158
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,240	2,167
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.500%	1/1/49	1,085	1,032
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	960	891
	Iowa Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/52	12,530	12,500
45

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/52	3,995	4,139
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	4,195	3,988
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	331
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	347
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	511
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,067
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	377
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	434
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,339
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	450
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	570
					55,659
Kansas (0.4%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,545
[5,10]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,600	1,620
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	595
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,074
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,074
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	2,500	2,517
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	5,904
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	7,678
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	7,060
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	20,985	21,759
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	2,860	3,005
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,006
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	505
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	507
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	250
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	541
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,019
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	873
	Manhattan KS GO	0.400%	6/15/25	12,305	11,288
	Olathe KS GO	4.250%	10/1/26	5,795	5,865
	Olathe KS GO	4.250%	10/1/27	5,910	6,015
	Olathe KS GO	4.250%	10/1/28	6,510	6,660
[5]	Overland Park KS Sales Tax Revenue (Bluhawl Star Bond Project)	5.500%	11/15/28	245	242
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	125	107
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,000
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	6,054
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,553
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	1,782
	Topeka KS GO	4.250%	8/15/26	2,205	2,222
	Topeka KS GO	4.250%	8/15/27	1,365	1,376
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	220	221
	Wyandotte County-Kansas City Unified Government GO	4.000%	4/1/24	14,805	14,797
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	898
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	1,976
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,515	1,512
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,064
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.000%	9/1/33	1,810	1,727
					129,891
Kentucky (2.2%)
[3]	Ashland KY GO	5.000%	1/1/24	1,025	1,027
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	681
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	300
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	944
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,644
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	1,991
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,005
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	10,779
	Eastern Kentucky University College & University Revenue	5.000%	4/1/28	1,030	1,068
	Eastern Kentucky University College & University Revenue	5.000%	4/1/29	1,080	1,128
	Eastern Kentucky University College & University Revenue	5.000%	4/1/30	1,135	1,192
[3]	Fayette County School District Finance Corp. Lease(Renewal) Revenue	5.000%	8/1/30	1,000	1,012
	Kenton KY GO	4.000%	4/1/30	1,000	974
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust Fund-1)	5.000%	9/1/27	1,255	1,271
46

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,175
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,110
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,028
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,039
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	119
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	124
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	164
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	200
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,688
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	938
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	1,996
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,123
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	1,165	1,215
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,007
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,342
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,275	1,309
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	3,000	2,994
[2]	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.590%	2/1/46	1,000	1,001
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Cambridge Square Project) PUT	0.300%	2/1/24	2,500	2,470
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	3,810	3,829
[10]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	91
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,309
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	810
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	2,629
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	600
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,758
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/24	1,300	1,296
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	5,855
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/24	1,725	1,717
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	1,500	1,488
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	496
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/25	1,905	1,889
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/25	1,780	1,759
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	811
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/26	1,075	1,059
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,058
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/26	1,890	1,855
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/27	2,110	2,064
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	293
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	1,980	1,929
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	125,205	124,607
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	123,795	122,241
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	51,925	51,021
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,130	24,692
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	66,635	64,812
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	35,010	33,215
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/27	350	356
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,365
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	884
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/27	1,640	1,666
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,336
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,281
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	204
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	1,691
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 115)	5.000%	4/1/31	1,430	1,461
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,189
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	516
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,000
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,516
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,034
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	4,306
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,230
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,209
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/28	1,150	1,204
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/25	305	310
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/26	350	360
47

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/27	260	270
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/28	375	391
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/29	500	524
[4]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/30	1,025	1,080
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	174
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	795	799
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	424
	Louisville Water Co. Water Revenue	3.125%	11/15/30	3,750	3,381
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	25,093
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	1,000	1,020
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	23,180	23,639
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,275
[3]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,271
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	3,970
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	986
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	2,854
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	1,985
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	4,408
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	1,742
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	1,941
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	5,157
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,124
	University of Kentucky College & University Revenue	3.250%	4/1/28	2,235	2,142
	University of Kentucky College & University Revenue	3.500%	4/1/29	2,305	2,186
[3]	University of Louisville College & University Revenue	5.000%	9/1/28	1,230	1,281
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	336
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	299
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	705
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	516
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,287
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	556
	Warren County School District Finance Corp. Lease (Renewal) Revenue	4.000%	4/1/26	3,440	3,438
					633,613
Louisiana (1.2%)
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	111
[1]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	802
[1]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	645
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	6,597
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	790	797
[3]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	580
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	509
[1]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	412
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/25	625	625
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/26	600	601
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/27	1,200	1,203
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/28	1,000	1,003
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/29	2,500	2,504
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/30	3,000	2,992
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	300
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	544
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	509
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/27	500	520
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/30	500	535
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.217%	5/1/43	9,630	9,401
	Louisiana GO	5.000%	10/1/25	12,865	13,110
	Louisiana GO	5.000%	10/1/26	6,750	6,985
	Louisiana GO	4.000%	9/1/32	1,000	961
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	594
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Fairmont Tower Project) PUT	5.000%	4/1/26	9,439	9,495
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	666
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,079
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,033
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,418
48

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,057
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/25	1,920	1,950
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/26	1,780	1,814
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/27	1,920	1,965
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	4,265	4,355
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	4,000	4,084
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	4,000	4,082
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	11,070	11,291
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	4,394
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	4,366
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	14,250	13,572
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,386
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	2,990
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	5,125	5,108
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	4,375	4,360
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program), Prere.	5.000%	6/1/24	1,500	1,509
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	517
	Louisiana Public Facilities Authority College & University Revenue	4.000%	12/15/32	1,335	1,306
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	4/1/26	825	845
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project), ETM	5.000%	4/1/26	175	179
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,140
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,463
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,568
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,042
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	6,678
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	431
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	2,724
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	6,452
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	448
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	5,120
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	410
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	27,500	27,668
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	637
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	727
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	15,585	15,680
[5]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.230%	11/2/23	6,935	6,935
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/24	100	101
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/25	350	356
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/24	200	200
	New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/25	100	101
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,494
[6]	Plaquemines Port Harbor & Terminal District Port, Airport & Marina Revenue PUT	4.000%	3/15/24	2,500	2,494
[3]	Shreveport LA GO	5.000%	3/1/28	550	567
[3]	Shreveport LA GO	5.000%	3/1/29	600	614
[1]	Shreveport LA GO	5.000%	8/1/29	2,800	2,851
[3]	Shreveport LA GO	5.000%	3/1/30	700	716
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,501
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	2,853
[3]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	836
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,034
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,145	1,171
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,019
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/29	1,000	1,019
49

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,300	1,312
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/30	2,385	2,454
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,915	18,591
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	33,740	31,484
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	17,890	17,581
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	22,495	21,011
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	17,555	17,198
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/27	1,035	1,043
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/28	2,050	2,071
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,548
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.250%	5/15/35	3,865	3,897
					363,901
Maine (0.1%)
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	691
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	750	754
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,170	2,183
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	591
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	460	463
	Maine Health & Higher Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/24	110	111
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	275	274
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	205	207
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	555	550
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	509
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	408
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	641
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	395	405
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	650	646
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	466
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	350	350
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/24	45	45
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	95	96
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/26	195	195
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	125	129
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,010	1,015
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	757
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	868
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	1,680	1,646
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	1,630	1,612
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,040	2,005
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/50	925	900
	Maine State Housing Authority Local or Guaranteed Housing Revenue	5.000%	11/15/52	1,515	1,513
					20,030
Maryland (1.6%)
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,415
[5]	Baltimore County MD Sewer Revenue TOB VRDO	4.390%	11/2/23	3,600	3,600
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	755
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	662
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	98
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	98
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	126
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	160
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	620
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	102
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	125	123
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,481
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	1,957
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	2,977
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	832
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	5,521
	Hyattsville MD Special Tax Revenue (University Town Center Project)	5.000%	7/1/27	1,900	1,859
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.500%	9/1/48	1,865	1,834
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	935	910
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.250%	9/1/49	1,250	1,224
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,600	9,220
50

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	7,645	7,202
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,675	2,505
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	5,310	4,978
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	17,810	17,786
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	6.000%	3/1/53	9,890	10,246
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,230	2,298
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/23	1,585	1,586
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,300	2,310
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	9,761
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	20,005	20,467
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,542
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,400	1,454
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	16,278
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	10,373
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,450	1,543
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,380	1,477
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/30	3,445	3,409
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/31	2,590	2,541
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	10,735	10,581
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,500
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,501
	Maryland Economic Development Corp. Tax Allocation Revenue (Metro Centre At Owings Mills Project)	3.750%	7/1/27	2,295	2,194
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,250	1,120
	Maryland GO	5.000%	3/15/25	32,130	32,665
	Maryland GO	2.750%	8/1/25	590	572
	Maryland GO	4.000%	8/1/25	16,725	16,800
	Maryland GO	5.000%	8/1/25	5,120	5,229
	Maryland GO	5.000%	3/1/26	12,500	12,865
	Maryland GO	5.000%	6/1/26	1,150	1,156
	Maryland GO	4.000%	6/1/27	7,000	7,002
	Maryland GO	5.000%	8/1/27	7,745	8,130
	Maryland GO	4.000%	8/1/28	7,000	7,125
	Maryland GO	4.000%	3/1/29	2,000	2,036
	Maryland GO	4.000%	8/1/29	1,100	1,120
	Maryland GO	5.000%	3/15/31	6,000	6,221
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	185
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,455
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	351
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	153
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	375
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	465
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	738
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	565	572
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	171
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	1,976
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	196
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,960	4,079
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,125
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	137
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	875	899
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	137
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,713
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	565	569
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,445	1,490
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,005
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,190	2,199
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	5,090	5,134
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,110	8,297
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	3,280	3,280
[5,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.440%	11/2/23	12,570	12,570
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	12,700	12,949
[2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.470%	7/1/42	24,685	24,622
[2,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.630%	7/1/41	32,110	32,110
[5]	Maryland Stadium Authority Appropriations Revenue TOB VRDO	4.190%	11/7/23	10,020	10,020
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	410	412
51

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	285	290
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/26	1,000	1,024
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	2,180	2,238
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	435	447
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	485	503
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	600	622
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,375	1,441
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	850	891
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	2,190	2,316
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	660	698
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,122
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	7,310
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	6,434
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	3.000%	3/1/27	3,000	2,858
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,039
[9]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	0.800%	7/1/25	1,250	1,173
	Montgomery County MD GO	5.000%	10/1/25	3,825	3,914
	Montgomery County MD GO	4.000%	12/1/25	190	190
	Montgomery County MD GO	4.000%	12/1/30	12,000	11,911
	Prince George's County MD GO	5.000%	7/1/25	8,900	9,080
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,150	1,147
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	743
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/23	650	650
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/24	1,145	1,133
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/25	1,875	1,835
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/27	600	574
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,060
					469,174
Massachusetts (1.6%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	459
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	478
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	847
	Brookline MA GO	4.000%	2/15/27	6,025	6,095
	Brookline MA GO	4.000%	2/15/28	5,670	5,767
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	110	109
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	36,765
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	10,188
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	7,588
[12]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	7,167
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	7,932
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,465	1,512
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	24,989
	Commonwealth of Massachusetts GO	5.000%	5/1/27	1,440	1,506
	Commonwealth of Massachusetts GO	5.000%	5/1/28	1,460	1,548
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	7,484
	Commonwealth of Massachusetts GO	5.000%	5/1/29	1,135	1,217
	Commonwealth of Massachusetts GO	5.000%	10/1/29	26,180	28,184
	Commonwealth of Massachusetts GO	5.000%	5/1/33	660	660
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	29,064
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	335	341
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	5,400
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	4,631
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,000	1,048
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	1,100	1,153
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	14,355	11,501
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	500	531
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	550	584
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,600	1,717
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/29	1,300	1,395
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/26	1,405	1,424
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	3,655
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,625
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/24	255	255
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	218
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,102
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	351
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	125
52

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,012
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	525	526
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/25	265	265
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	230
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	527
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,506
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,136
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	550	553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/26	210	210
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	238
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	553
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,184
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/27	220	220
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	240
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	6,668
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,482
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	185	186
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	135
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	550	576
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	175	176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/28	700	742
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,700	1,715
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	185	186
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	760	811
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,831
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	3,120	3,132
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/30	1,725	1,725
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,895	1,909
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,020	1,098
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	2,530	2,532
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,250	1,254
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	410	408
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,582
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,615
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	7,780	8,168
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	250	250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,356
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	703
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,005
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,512
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	260
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,133
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,169
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	789
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,402
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,348
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	370	373
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	370	365
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	485
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	288
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	657
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,055	2,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	5,849
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,178
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,000	5,144
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	511
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	314
53

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	477
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,323
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,065
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,485	1,503
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	889
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	9,790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	590	608
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	326
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	539
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,536
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,145	1,161
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,500	2,525
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,021
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	600	592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	862
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,075	1,113
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,500	1,532
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,700	2,728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	975	959
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	765	797
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,325	3,259
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,625	4,520
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,305	1,316
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,710	3,786
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,700	3,604
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,810	3,689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	8,500	8,515
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,042
[5,6]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	3,980	3,980
[2,5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.690%	7/1/49	6,575	6,508
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	499
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	555	552
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	1,295	1,281
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	1,839
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	598
[9]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	2,500	2,513
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,175	1,172
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/24	270	271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/24	270	273
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/25	275	279
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/25	280	285
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/26	150	153
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/26	150	154
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/27	300	309
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	3,085	2,942
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/27	300	310
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/28	150	156
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/28	155	161
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	1,355	1,337
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	645	641
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	330	329
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,010	956
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	2,395	2,319
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,504
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/32	9,860	9,806
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/32	23,370	23,233
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/29	1,875	1,862
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/29	750	800
	Massachusetts State College Building Authority College & University Revenue	5.000%	5/1/30	750	805
	Massachusetts State College Building Authority College & University Revenue, Prere.	4.000%	5/1/25	100	100
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	7,160
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	11,576
54

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Worcester MA GO	5.000%	2/1/27	6,035	6,306
	Worcester MA GO	5.000%	2/1/28	6,155	6,525
					474,244
Michigan (2.4%)
[16]	Allen Park Public School District GO	5.000%	11/1/26	335	341
	Bloomfield Hills School District GO	5.000%	5/1/25	770	783
	Bloomfield Hills School District GO	5.000%	5/1/27	640	665
	Bloomfield Hills School District GO	5.000%	5/1/28	720	756
[16]	Brighton MI Area School District GO	5.000%	5/1/24	160	161
[16]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	4,455
[16]	Byron Center Public Schools GO	5.000%	5/1/25	100	101
[16]	Byron Center Public Schools GO	5.000%	5/1/26	110	113
[16]	Byron Center Public Schools GO	5.000%	5/1/27	200	208
[3,16]	Detroit City School District GO	5.250%	5/1/27	8,025	8,371
[3,16]	Detroit City School District GO	5.250%	5/1/29	3,860	4,103
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,011
[3]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	528
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,207
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,005
[3,5]	Detroit Downtown Development Authority Tax Allocation Revenue TOB VRDO	4.290%	11/2/23	4,705	4,705
[3,5,16]	Detroit MI City School District GO TOB VRDO	4.220%	11/2/23	3,170	3,170
	Detroit MI GO	5.000%	4/1/24	300	300
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	677
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	708
[16]	East Lansing School District GO	4.000%	5/1/26	530	531
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	1,840
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,628
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	576
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	629
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	505
[16]	Fremont Public Schools GO	5.000%	5/1/24	470	472
[16]	Fremont Public Schools GO	5.000%	5/1/25	730	742
[16]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	799
[16]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	1,694
[3]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,708
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	704
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,575	1,595
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	562
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	925
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	748
[1]	Grandville Public Schools GO	5.000%	5/1/24	475	477
[1]	Grandville Public Schools GO	5.000%	5/1/25	595	598
[1]	Grandville Public Schools GO	5.000%	5/1/26	620	626
[1]	Grandville Public Schools GO	5.000%	5/1/27	655	665
[1]	Grandville Public Schools GO	5.000%	5/1/28	740	756
[1]	Grandville Public Schools GO	5.000%	5/1/29	790	811
[1]	Grandville Public Schools GO	5.000%	5/1/30	825	850
[1]	Grandville Public Schools GO	5.000%	5/1/31	860	889
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,006
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,691
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,559
[5]	Great Lakes Water Authority Sewage Disposal System Sewer Revenue TOB VRDO	4.190%	11/2/23	4,235	4,235
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	5,000	5,098
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	3,554
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	1,745	1,803
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	11,100	11,235
[16]	Holt Public Schools GO	5.000%	5/1/24	500	502
[16]	Holt Public Schools GO	5.000%	5/1/25	710	721
[16]	Holt Public Schools GO	5.000%	5/1/26	900	925
[16]	Hudsonville Public Schools GO	5.000%	5/1/25	340	346
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,065
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,025
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,002
	Kalamazoo County MI GO	3.000%	5/1/25	875	857
	Kalamazoo County MI GO	3.000%	5/1/26	900	871
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	1,777
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	1,805
55

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	545	547
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,045	2,062
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,490	1,440
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,197
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	2,345	2,236
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	5/15/24	5	5
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	686
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	250
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	503
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,000	1,012
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	825	811
[16]	Lake Orion Community School District GO	5.000%	5/1/24	525	528
[16]	Lake Orion Community School District GO	4.000%	5/1/25	350	350
[16]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,429
[16]	Lake Orion Community School District GO	4.000%	5/1/27	500	503
[16]	Lake Orion Community School District GO	4.000%	5/1/28	500	503
[16]	Lake Orion Community School District GO	4.000%	5/1/29	675	678
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	381
[16]	Lansing School District GO	5.000%	5/1/24	350	352
[16]	Lansing School District GO	5.000%	5/1/25	435	442
[16]	Lansing School District GO	5.000%	5/1/26	425	438
[3]	Livonia Public Schools GO	5.000%	5/1/26	450	462
[3]	Livonia Public Schools GO	5.000%	5/1/27	225	234
[3]	Livonia Public Schools GO	5.000%	5/1/28	675	708
[3]	Livonia Public Schools GO	5.000%	5/1/29	525	555
[3]	Livonia Public Schools GO	5.000%	5/1/30	1,050	1,118
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/25	1,065	1,084
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/26	1,365	1,407
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	543
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	22,635
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	6,119
	Michigan Finance Authority College & University Revenue	4.000%	2/1/27	190	180
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	105
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	226
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	483
[5]	Michigan Finance Authority College & University Revenue, Prere.	6.750%	7/1/24	1,250	1,273
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,206
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,124
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,116
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,257
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,165	1,177
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	2,837
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	515
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	3,375	3,418
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,355
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	506
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,220	1,246
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	4,326
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	610
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	4,275	4,358
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	1,844
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,250	1,283
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	3,915	4,026
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,085	4,235
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,790	1,841
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,477
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,605	4,812
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,965	3,163
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,027
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,115	3,350
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	1,009
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	16,990	16,944
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	18,218
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	25,115	24,739
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/16/26	9,535	9,661
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	7,500	6,358
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	10,480	8,884
56

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	13,030	13,475
[5,6]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	11/2/23	1,215	1,215
[5]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/7/23	2,495	2,495
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	500	505
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	4,265	4,296
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,250	1,269
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	4,670	4,741
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	55	56
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	860	873
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	6,960	7,065
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	3,015	3,061
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	5.040%	12/1/39	24,000	24,047
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	5.090%	12/1/39	5,500	5,507
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/23	695	695
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/23	200	200
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	820	829
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/24	440	445
[16]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	5/1/25	1,315	1,337
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	1,030	1,049
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/25	305	311
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	500	515
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	500	519
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	1,650	1,735
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	10,155	9,926
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/25	2,070	2,086
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	3,075	3,088
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	1,000	1,004
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	3,075	3,092
[10]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	1,000	1,005
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	2,200	2,210
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/31	1,945	1,956
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	2,014
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	4,300	4,335
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,255	2,260
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,160	3,195
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,200	3,257
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,023
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,450	3,543
[3]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,000	2,008
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	1,000	1,012
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,800	1,813
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/27	3,500	3,666
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,700	2,856
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	5,000	5,324
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	3,750	3,807
[5]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	4.150%	11/2/23	3,995	3,995
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,271
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	1,792
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	4,387
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,567
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,095
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	3,487
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	1,345	1,297
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	7,483
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.100%	12/1/23	1,290	1,288
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	280	270
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	8,570	8,258
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	1,530	1,515
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	3,675	3,588
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,120	1,099
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	6/1/49	15,945	15,690
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	9,850	9,649
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	9,955	9,533
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	18,505	17,415
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	14,890	14,874
57

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	6/1/53	18,465	18,792
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	16,520	16,942
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	20,255	20,817
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Beacon Hill Apartments Project) PUT	5.000%	2/1/25	6,420	6,440
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	9,000	9,039
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.500%	4/1/26	1,400	1,385
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	5/1/26	6,311	6,365
	Michigan State University College & University Revenue	5.000%	2/15/28	145	152
	Michigan State University College & University Revenue	3.500%	8/15/30	5,845	5,511
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	750
[16]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,064
[16]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	216
[16]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	478
[16]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	551
[16]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	244
[16]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	258
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	646
	Northern Michigan University College & University Revenue	5.000%	6/1/24	630	634
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,036
	Northern Michigan University College & University Revenue	5.000%	6/1/25	700	711
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,443
	Northern Michigan University College & University Revenue	5.000%	6/1/26	500	512
	Northern Michigan University College & University Revenue	5.000%	6/1/27	300	311
	Northern Michigan University College & University Revenue	5.000%	6/1/28	250	262
	Northern Michigan University College & University Revenue	5.000%	6/1/29	435	461
[16]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,069
	Northville Public Schools GO	5.000%	5/1/24	300	302
	Northville Public Schools GO	5.000%	5/1/25	350	356
	Northville Public Schools GO	5.000%	5/1/26	410	421
	Novi Community School District GO	4.000%	5/1/24	250	250
	Novi Community School District GO	4.000%	5/1/25	760	760
	Oakland University College & University Revenue	5.000%	3/1/26	1,255	1,284
	Oakland University College & University Revenue	5.000%	3/1/27	905	934
	Oakland University College & University Revenue	5.000%	3/1/28	800	834
	Oakland University College & University Revenue	5.000%	3/1/29	1,000	1,051
	Oakland University College & University Revenue	5.000%	3/1/30	1,000	1,058
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,670
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	6,143
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,155
[16]	Romulus Community Schools GO	4.000%	5/1/25	740	739
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	1,390	1,394
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	427
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	730
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,010
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,015
[16]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	889
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	13,100	13,081
[16]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	301
[16]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	418
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	4,530
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,347
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	856
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,667
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	506
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,002
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	767
[16]	Wayne-Westland Community Schools GO	4.000%	11/1/24	500	500
[16]	Wayne-Westland Community Schools GO	4.000%	5/1/25	500	500
[3]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	135
[3]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	202
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	188
[3]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	204
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	241
[3]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	539
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	156
[3]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	493
58

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	157
[3]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	419
					714,175
Minnesota (1.0%)
	Burnsville MN GO	2.950%	12/20/32	1,175	1,027
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/24	300	300
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	363
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	325	323
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	400	398
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	333
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	375	373
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	500	498
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	248
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	401
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	380
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	409
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	600	591
	Housing & Redevelopment Authority of The City of St. Paul Minnesota Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,775	1,800
	Lake Elmo MN GO	3.000%	2/1/24	1,140	1,136
	Lake Elmo MN GO	3.000%	2/1/25	1,170	1,151
	Lake Elmo MN GO	3.000%	2/1/26	1,195	1,165
	Lake Elmo MN GO	3.000%	2/1/27	1,230	1,189
	Lake Elmo MN GO	3.000%	2/1/28	1,270	1,217
	Lake Elmo MN GO	3.000%	2/1/29	1,295	1,228
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,460
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,248
	Metropolitan Council GAN GO	5.000%	12/1/27	16,445	17,292
	Metropolitan Council GO	5.000%	3/1/25	6,200	6,300
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,286
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,000	995
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,725	1,690
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	25,395	26,111
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,670	26,561
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,530
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	850
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,059
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,380
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	1,955
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	565	581
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,025
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,058
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,321
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,284
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	975	1,006
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	1,285	1,352
	Minnesota GO	5.000%	8/1/24	9,660	9,747
	Minnesota GO	5.000%	8/1/26	4,345	4,374
	Minnesota GO	4.000%	8/1/27	5,950	5,950
	Minnesota GO	5.000%	8/1/29	22,710	24,360
	Minnesota GO	5.000%	8/1/34	13,000	13,189
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	249
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	254
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	307
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	765	788
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,483
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,096
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	499
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	1,125	1,130
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,715	1,688
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	3,110	3,051
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	5,800	5,671
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,585	3,433
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	1,873	1,793
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	2,130	2,022
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/53	2,325	2,408
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	3,590	3,654
59

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,200	1,250
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,000	1,000
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	6/1/24	1,965	1,960
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,493
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	1,485	1,468
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	45,215	43,403
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	18,000	17,633
	Minnesota Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/33	1,155	1,139
[5,6]	Mizuho Floater/Residual Trust Recreattional Revenue VRDO	4.120%	11/1/23	7,000	7,000
	Mountain Iron-Buhl Independent School District No. 712 GO	4.000%	2/1/32	1,680	1,611
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,592
	Northern Municipal Power Agency Electric Power & Light Revenue	4.125%	1/1/29	100	100
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/27	1,250	1,262
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/28	1,300	1,319
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/29	1,350	1,375
	Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	2,782
	South Washington County Independent School District No. 833 GO	4.000%	2/1/31	2,750	2,715
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,015
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	785
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	805
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	678
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	1,801
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	4,520	4,543
	Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,661
					302,410
Mississippi (0.3%)
	DeSoto County MS GO	5.000%	11/1/23	645	645
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,195	3,206
	Harrison County School District GO	4.000%	6/1/24	1,250	1,250
	Harrison County School District GO	4.000%	6/1/25	2,175	2,174
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	12,430	11,620
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/26	1,625	1,447
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	390	389
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	330	327
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	425	420
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	900	888
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	950	936
[5]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,000	980
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,095
	Mississippi Development Bank Lease Revenue	2.000%	9/1/24	2,500	2,434
	Mississippi Development Bank Miscellaneous Taxes Revenue	5.000%	10/15/26	200	204
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/24	4,200	4,205
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/25	5,870	5,930
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/24	275	277
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/25	255	259
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/26	225	230
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/27	400	412
	Mississippi Development Bank Special Obligation Revenue (Gulfport, Mississippi, General Obligation Public Improvement Project)	5.000%	9/1/28	315	327
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,264
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	1,345	1,358
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,255	1,266
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,065	5,105
	Mississippi GO, Prere.	5.000%	11/1/25	2,500	2,559
	Mississippi GO, Prere.	5.000%	11/1/26	2,840	2,945
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	658
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	687
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	730
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	756
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	783
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,335	1,260
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/52	4,910	4,904
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	5.000%	5/1/25	5,700	5,708
60

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,487
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	704
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	607
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	712
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	430
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,532
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	11,785	11,819
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	6,964
[3]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/24	400	401
[3]	West Rankin Utility Authority Sewer Revenue, ETM	5.000%	1/1/25	525	531
					95,825
Missouri (1.3%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	493
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/23	750	750
	Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/24	2,345	2,311
	Brentwood MO COP	4.000%	10/1/24	225	225
	Brentwood MO COP	4.000%	10/1/25	210	210
	Brentwood MO COP	4.000%	10/1/26	215	215
	Brentwood MO COP	4.000%	10/1/27	270	270
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,740
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	602
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,450
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	435
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,168
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	3,702
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	3,727
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	3,960
	Center School District No. 58 GO	4.000%	3/1/31	1,025	1,000
	Fort Osage School District No. R-1 COP	2.750%	4/1/27	19,255	17,910
	Franklin County MO COP	3.000%	11/1/23	430	430
	Franklin County MO COP	3.000%	4/1/24	475	472
	Franklin County MO COP	3.000%	11/1/24	440	432
	Franklin County MO COP	4.000%	4/1/25	990	989
	Franklin County MO COP	4.000%	11/1/25	455	455
	Franklin County MO COP	4.000%	4/1/26	1,035	1,033
	Franklin County MO COP	4.000%	11/1/26	475	475
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	150	153
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	250	249
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	515	511
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	650	644
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,100	1,133
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,655	1,662
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,325	1,327
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	982
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,750	3,662
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,216
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,497
[1]	Joplin Schools GO	5.000%	3/1/28	4,855	5,075
	Kansas City MO Appropriations Revenue	5.000%	9/1/25	500	509
	Kansas City MO Appropriations Revenue	5.000%	9/1/26	650	667
	Kansas City MO Appropriations Revenue	5.000%	9/1/27	1,780	1,847
	Kansas City MO Appropriations Revenue	5.000%	9/1/29	2,235	2,350
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,004
	Kansas MO Special Obligation Revenue (Kansas City Project)	5.000%	4/1/25	415	421
	Ladue School District GO	3.000%	3/1/28	4,000	3,798
	Ladue School District GO	3.000%	3/1/29	2,950	2,773
	Lindbergh School District GO	0.000%	3/1/28	2,000	1,683
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	1,680	1,708
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/26	3,460	3,559
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/27	3,555	3,704
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	300	322
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	4.240%	11/2/23	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,240
[1,5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.200%	11/2/23	2,000	2,000
61

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,625	5,625
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	749
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,083
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,082
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	505
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,512
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	508
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	770
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	566
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,468
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,300	1,333
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	155
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	2,779
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,775	3,915
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,400	2,477
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,225	1,231
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	532
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,875	2,973
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	784
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	498
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	70,990	70,452
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	62,199	64,437
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	13,155	13,527
[5]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,800	5,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,000	1,006
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	4.750%	5/1/49	3,695	3,666
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,695	1,627
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	2,870	2,721
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	5,145	4,883
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,075	4,072
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,295	3,381
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,027
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/29	2,500	2,504
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/24	1,060	1,061
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	364
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/26	3,865	3,912
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/28	1,590	1,649
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,355	1,370
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,435	3,474
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/31	1,890	1,911
	North Kansas City School District No. 74 GO	3.000%	3/1/30	1,610	1,444
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/27	175	176
	Orchard Farm MO R-V School District COP, ETM	4.000%	4/1/28	200	202
	Pattonville R-3 School District GO	4.000%	3/1/30	1,195	1,181
	Raymore MO Tax Allocation Revenue	5.000%	5/1/24	555	552
	Raymore MO Tax Allocation Revenue	5.375%	5/1/28	1,660	1,610
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/25	1,025	1,010
[1]	Southeast Missouri State University College & University Revenue	3.000%	4/1/26	1,055	1,029
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	777
	Southeast Missouri State University Local or Guaranteed Housing Revenue	5.000%	4/1/29	2,470	2,572
	Springfield MO Public Utility Multiple Utility Revenue	3.500%	8/1/28	1,000	957
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	8,820	8,371
[3]	St Louis Municipal Finance Corp. Lease (Appropriation) Revenue	0.000%	7/15/31	1,785	1,237
	St. Charles County Francis Howell R-III School District GO	4.000%	3/1/29	1,500	1,500
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	560	546
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	630	609
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/23	385	385
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/25	800	786
62

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	4,751
[9]	St. Louis Missouri City IDA Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	7,570	7,586
	St. Louis MO Airport Airport Port, Airport & Marina Revenue	5.000%	7/1/27	500	517
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,461
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,535
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,335	1,234
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,335	1,178
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,335	1,125
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,515	1,217
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,515	1,155
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,515	1,097
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	1,335	1,293
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	1,155	1,119
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,155	1,068
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,155	1,019
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,155	973
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,310	1,052
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,310	999
[5,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,310	949
	University of Missouri Curators College & University Revenue	5.000%	11/1/26	5,020	5,077
					380,703
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	14,535	13,890
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	515
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	688
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	574
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	955
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	775
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	381
	Missoula MT Water System Water Revenue	5.000%	7/1/31	1,740	1,807
[9]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,445	2,452
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,148
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	420	423
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	383
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	651
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,790	1,796
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,275	1,341
	Montana State Board of Regents College & University Revenue	5.000%	11/15/27	180	188
	Montana State Board of Regents College & University Revenue	5.000%	11/15/28	200	211
					29,178
Multiple States (1.2%)
[2,5,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.210%	4.300%	12/15/28	5,600	5,600
[5,17]	FHLMC Multifamily VRD Certificates TOB VRDO	4.000%	11/1/23	21,090	21,090
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.540%	11/1/23	55,060	55,060
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.540%	11/1/23	127,700	127,700
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.540%	11/1/23	110,740	110,740
[5]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	4.340%	11/2/23	35,500	35,500
					355,690
Nebraska (1.1%)
	Central Plains Energy Project Natural Gas Revenue	4.000%	8/1/24	1,000	997
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	6,357
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	195
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	50
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	75,150	74,760
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	3/1/50	3,480	3,491
	Central Plains Energy Project Natural Gas Revenue PUT	2.500%	8/1/25	1,650	1,571
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	125,455	123,415
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	33,230	32,842
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	101
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	818
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,109
[2]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.620%	7/1/35	3,925	3,855
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,341
	Gretna Public Schools GO	5.000%	12/15/27	3,495	3,565
63

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/26	1,250	1,280
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/27	1,000	1,035
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/28	1,000	1,046
	Municipal Energy Agency of Nebraska Electric Power & Light Revenue	5.000%	4/1/29	1,450	1,529
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,215
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	1,864
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	1,749
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	626
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/29	1,710	1,465
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	450	446
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	6,315	5,920
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	1,515	1,486
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,753
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	354
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	650	658
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	600	608
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	3,529
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	826
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	350	362
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	380	393
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,960	6,229
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,530	1,553
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	5,511
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,514
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	7,200	7,258
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/32	1,065	1,081
	Sarpy County NE GO	4.000%	6/1/27	2,250	2,246
	Sarpy County NE GO	2.000%	6/1/28	2,295	2,014
					311,017
Nevada (0.4%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	753
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,523
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,540	5,634
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	10,160
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	250
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	925	941
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	21,260
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,041
[3]	Clark County School District GO	4.000%	6/15/24	3,625	3,625
	Clark County School District GO	5.000%	6/15/24	3,505	3,527
[3]	Clark County School District GO	3.000%	6/15/25	415	407
	Clark County School District GO	5.000%	6/15/25	410	417
	Clark County School District GO	5.000%	6/15/26	6,930	7,073
[3]	Clark County School District GO	5.000%	6/15/26	1,260	1,297
	Clark County School District GO	5.000%	6/15/26	120	123
[3]	Clark County School District GO	5.000%	6/15/27	1,220	1,267
[3]	Clark County School District GO	5.000%	6/15/27	1,360	1,412
	Clark County School District GO	5.000%	6/15/29	1,430	1,482
	Clark County School District GO	5.000%	6/15/29	780	791
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,250	1,238
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	795	781
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,048
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	628
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	609
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	154
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	695	731
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	950	1,007
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,480	1,579
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/24	440	442
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	256
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.000%	6/1/25	185	176
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.250%	6/1/27	250	223
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/29	200	168
	Las Vegas Valley Water District GO	5.000%	6/1/31	2,430	2,493
	Las Vegas Valley Water District GO	5.000%	6/1/32	1,500	1,537
	Nevada COP	5.000%	4/1/26	605	605
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,135	3,128
64

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	12/1/24	1,390	1,395
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	6,679	6,694
	Nevada System of Higher Education College & University Revenue	5.000%	7/1/28	550	581
[3]	North Las Vegas NV GO	5.000%	6/1/24	2,810	2,827
[3]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,000
[3]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,180
	North Las Vegas NV Special Assessment Revenue	3.500%	6/1/24	120	119
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/25	140	137
	North Las Vegas NV Special Assessment Revenue	3.750%	6/1/26	175	168
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/26	300	299
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/27	200	199
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/28	225	223
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/29	335	330
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/30	370	363
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/31	250	244
[5]	North Las Vegas NV Special Assessment Revenue	5.000%	6/1/32	250	242
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	505
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	509
[3]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	717
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	250
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	487
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/25	350	355
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/27	375	388
	Washoe County School District GO	5.000%	6/1/27	125	127
					110,125
New Hampshire (0.0%)
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/24	835	843
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/26	950	976
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	535	519
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	850	861
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	473
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	650	663
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	575	541
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	769
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	595	551
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	515
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,017
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	1,917
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	1,781
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,015	1,051
					12,477
New Jersey (5.5%)
	Atlantic City NJ GO	5.000%	12/1/23	370	370
[1]	Atlantic City NJ GO	5.000%	3/1/24	300	301
[3]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,303
[3]	Atlantic City NJ GO	4.000%	11/1/24	2,403	2,404
[1]	Atlantic City NJ GO	5.000%	3/1/25	800	809
[3]	Atlantic City NJ GO	5.000%	3/1/25	750	759
[3]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,138
[1]	Belleville Township NJ GO	3.000%	2/1/26	1,615	1,560
[1]	Belleville Township NJ GO	3.000%	2/1/27	1,665	1,590
	Bergen County Improvement Authority Intergovernmental Agreement Revenue	4.500%	5/31/24	25,700	25,807
	Bergen County NJ GO	2.000%	6/1/24	460	453
	Bergen County NJ GO	2.000%	6/1/25	460	441
	Bergen County NJ GO	3.000%	12/1/25	3,865	3,778
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,037
	Bergen County NJ GO	3.000%	12/1/32	1,750	1,558
	Borough of Woodland Park NJ GO BAN	4.500%	5/24/24	5,945	5,960
[1]	Bridgeton NJ GO	3.000%	3/1/25	810	792
[3]	Buena Regional School District GO	2.000%	6/1/26	1,050	969
[3]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,234
[3]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,221
[3]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,209
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	4.000%	4/1/25	550	552
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	5.000%	4/1/26	975	1,004
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	5.000%	4/1/27	615	642
65

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	5.000%	4/1/28	410	433
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	3,715	3,724
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	2,000	2,005
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	1,055	1,057
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	1,000	1,002
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	3,000	3,007
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	485
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	557
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,034
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	517
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/23	535	535
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	3,285	3,304
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,925	1,935
	Cherry Hill Township School District GO	3.000%	8/1/30	11,805	10,756
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,915	1,717
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,582
[3]	Clifton Board of Education GO	2.000%	8/15/29	5,570	4,700
[3]	Clifton Board of Education GO	2.000%	8/15/30	5,985	4,923
	Clifton NJ BAN GO	5.000%	5/23/24	4,000	4,013
	Cranford Township NJ BAN GO	4.500%	7/19/24	4,850	4,846
[3]	East Orange NJ GO	4.000%	9/15/26	525	526
	East Rutherford Borough NJ BAN GO	4.250%	4/5/24	7,750	7,728
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/30	3,910	3,946
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,139
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,262
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	1,868
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	3,682
[3]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	3.000%	7/1/29	250	232
[1]	Hawthorne School District NJ GO	3.000%	9/1/31	1,350	1,207
	Hoboken NJ BAN GO	4.500%	3/14/24	29,839	29,880
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	852
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,101
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,061
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,493
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,477
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,140
	Hudson County NJ GO	3.000%	11/15/26	3,960	3,776
	Hudson County NJ GO	3.000%	11/15/27	4,530	4,253
	Hudson County NJ GO	3.000%	11/15/28	9,000	8,340
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,219
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,156
	Mercer County NJ GO	4.000%	2/1/29	3,015	3,061
[5]	Mercer County NJ GO TOB VRDO	4.150%	11/1/23	7,400	7,400
	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	775
	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	781
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	302
	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	536
	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,074
	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	427
	Morris County NJ GO	3.000%	2/1/25	1,495	1,475
	Morris County NJ GO	3.000%	2/1/26	3,405	3,326
	Morris County NJ GO	3.000%	2/1/27	3,160	3,053
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	454
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	458
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,284
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/28	1,030	1,056
[1]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/29	2,440	2,496
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	3,575	3,596
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	141
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,664
66

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	1,797
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	3,165	3,202
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	3,580	3,601
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	345
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	238
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	2,500	2,525
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	15,396
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,735	5,705
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	568
[14]	New Jersey Economic Development Authority Appropriations Revenue	0.000%	7/1/26	1,250	1,107
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	1,565	1,597
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	15,599
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	271
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	423
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	7,410	7,627
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	520
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,960	6,108
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/29	5,000	4,770
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	9/1/31	2,000	1,852
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	3,600	3,318
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	5,150	4,950
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	21,860	22,277
[2]	New Jersey Economic Development Authority Appropriations Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.440%	9/1/25	6,100	6,113
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,136
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,119
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	12,115
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	25,500	26,020
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	19,000	19,597
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/29	2,540	2,415
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	135
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,730	1,651
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	650	648
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,750	2,760
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	18,325	18,538
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	31,225	31,863
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,000	5,044
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/27	3,000	3,042
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	12,000	12,459
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,500
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,024
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	11,500	11,606
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,535
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	594
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	20,155	20,667
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,034
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/25	1,000	1,018
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/26	1,100	1,129
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/27	1,300	1,346
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/29	1,775	1,862
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	4.000%	6/15/25	900	899
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/28	5,015	5,198
[1]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	5,450	5,620
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	2,962
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	8,316
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.000%	6/15/29	1,065	1,053
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,148
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	1,928
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	983
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,000	961
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	3,320	3,437
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	2,720	2,842
	New Jersey Economic Development Authority Revenue	5.250%	4/1/26	500	513
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	4,949
67

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,500	4,525
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,190	1,197
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	252
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,714
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,039
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	1,809
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	468
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	101
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	165	168
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	2,930
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,411
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	2,542
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	692
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	220	226
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	628
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	335	344
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,230	1,238
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,445	1,421
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	577
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	510
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	525	531
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	125	126
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	335	348
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	2,020	2,071
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,021
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	475	480
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	525
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,445	2,496
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	100	100
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	325	344
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,955	1,972
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	750	796
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	4,000	4,060
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	3,000	3,052
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	755	767
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	1,000	1,029
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	1,000	1,038
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	830	861
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	1,750	1,829
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	750	784
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	2,000	2,101
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	1,870	1,964
	New Jersey GO	2.000%	6/1/25	3,000	2,863
	New Jersey GO	5.000%	6/1/25	15,580	15,849
	New Jersey GO	5.000%	6/1/25	1,670	1,699
	New Jersey GO	2.000%	6/1/26	2,000	1,860
	New Jersey GO	5.000%	6/1/27	58,640	61,010
	New Jersey GO	2.000%	6/1/28	17,990	15,835
	New Jersey GO	5.000%	6/1/28	38,650	40,594
	New Jersey GO	4.000%	6/1/30	6,985	6,978
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,408
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	2,578
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/30	225	232
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/31	1,160	1,197
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/32	1,065	1,097
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	500	500
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,012
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	301
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,037
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,600	2,617
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,970	5,004
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	415	415
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,240	3,245
68

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,096
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	1,926
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,153
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,407
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,750	3,803
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	435	436
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,380	3,387
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,451
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	2,605
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,224
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	6,170	6,298
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,819
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	460	461
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,530	3,541
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	1,652
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	710
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	875	875
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	480	482
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,685	3,702
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	500	506
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	505	509
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,690	7,728
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	600	601
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,410	3,412
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,550	3,654
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	530	534
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	8,010	8,019
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	6,515	6,315
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	555	558
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,030
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	9,575	9,628
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	15,207
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	12,935	13,137
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	55	55
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	500	514
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,027
[3]	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	3.500%	9/15/31	525	501
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	1,975	1,975
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,005
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/27	5,525	5,526
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	2,773
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,041
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	3,586
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.500%	11/1/23	1,500	1,500
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.650%	5/1/24	2,000	1,965
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/24	3,500	3,382
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	0.900%	11/1/25	2,500	2,340
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	9,070	8,932
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	9,685	9,600
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	27,880	26,585
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/53	9,995	10,233
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,810	5,805
[2]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	5.390%	5/1/48	10,000	10,069
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,610	11,686
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,486
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	755
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,423
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	4,000	4,092
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,069
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,129
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	9,291
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	6,766
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	12,164
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	2,320	2,323
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	240
69

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,432
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	7,300
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	5,420
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	4,819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,400	2,193
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,795	1,640
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	4,420	4,042
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	14,260
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,407
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/26	1,000	1,023
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,120	3,610
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,415	9,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	13,612
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	22,550	23,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	15,900	16,192
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,605	1,656
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	33,345	27,930
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	16,235	16,510
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,085	2,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,335	1,390
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,285	2,630
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	950	759
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	8,195	6,551
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	21,420	21,793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	3,415	3,576
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	41,490	31,797
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,955	1,485
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,330	10,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,825	11,000
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	20,000	14,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,605	1,159
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	21,540	21,862
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	2,905	2,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	110	115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	11,000	11,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	2,245	2,258
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,765	1,172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	75
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	390	390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	3,200	3,301
[5,6,12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	4.180%	11/2/23	8,281	8,281
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,321
[12,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	239
[12,14]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	350	321
[12,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,110	1,853
[15,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	1,370	1,152
[12,18]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	998
[5,6]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	4.170%	11/7/23	37,295	37,295
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	5,252
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,361
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,785	17,154
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	627
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,170	2,176
	Newark Board of Education GO	5.000%	7/15/24	250	251
[1]	Newark Board of Education GO	5.000%	7/15/25	125	127
[1]	Newark Board of Education GO	5.000%	7/15/26	150	153
[1]	Newark Board of Education GO	5.000%	7/15/27	1,525	1,572
[1]	Newark Board of Education GO	5.000%	7/15/28	350	363
[3]	Newark NJ GO	5.000%	10/1/24	1,000	1,008
[3]	Newark NJ GO	5.000%	10/1/24	325	328
[3]	Newark NJ GO	5.000%	10/1/25	1,000	1,013
[3]	Newark NJ GO	5.000%	10/1/25	300	304
[3]	Newark NJ GO	5.000%	10/1/26	1,750	1,788
[3]	Newark NJ GO	5.000%	10/1/27	1,000	1,032
[3]	Newark NJ GO	5.000%	10/1/28	2,000	2,071
[10]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	9,000	8,395
70

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ocean City NJ GO	4.000%	9/15/26	2,855	2,862
	Paramus Borough NJ GO	4.500%	2/15/24	6,000	5,999
[1]	Perth Amboy NJ GO	5.000%	3/15/25	250	254
[1]	Perth Amboy NJ GO	5.000%	3/15/26	250	257
[1]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,437
[1]	Perth Amboy NJ GO	5.000%	3/15/27	1,930	2,003
[1]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,276
[1]	Perth Amboy NJ GO	5.000%	3/15/28	555	582
[1]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,213
[1]	Perth Amboy NJ GO	5.000%	3/15/29	1,500	1,589
[1]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,183
	Princeton NJ GO	2.000%	8/15/24	1,490	1,460
	Somerset Hills School District GO	4.000%	3/15/26	1,355	1,358
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	935
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	489
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	535
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	400	401
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	265	266
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,108
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/27	990	993
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,200	1,203
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	1,000	1,032
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	2,250	2,250
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	8,314
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	17,350	17,512
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,750	4,828
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,025	1,051
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,000	1,032
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,400	2,472
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,058
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,000	1,028
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,627
	Township of Cranford NJ BAN GO	5.000%	8/22/24	3,100	3,114
	Township of Lawrence NJ/Mercer County BAN GO	4.500%	9/19/24	3,000	3,003
	Township of North Brunswick NJ BAN GO	4.750%	8/9/24	4,750	4,755
	Township of Ocean NJ/Ocean County BAN GO	5.000%	5/30/24	2,900	2,906
	Township of Winslow NJ BAN GO	5.000%	9/12/24	4,425	4,447
[3]	Trenton NJ GO	5.000%	8/1/24	695	701
[3]	Trenton NJ GO	5.000%	8/1/25	1,650	1,681
[3]	Trenton NJ GO	2.000%	7/15/26	2,135	1,976
[3]	Trenton NJ GO	2.000%	7/15/27	1,080	970
[3]	Trenton NJ GO	2.000%	7/15/28	1,090	948
[3]	Union City NJ GO	2.250%	8/1/26	500	461
[5]	Union County Improvement Authority Lease Revenue TOB VRDO	4.150%	11/2/23	5,960	5,960
	Union County NJ GO	4.000%	3/1/28	1,335	1,357
	Union County NJ GO	4.000%	3/1/29	1,465	1,492
	Union County NJ GO	4.000%	3/1/30	4,415	4,481
	Union Township Board of Education GO	5.000%	1/1/25	550	556
	Union Township Board of Education GO	5.000%	1/1/26	525	537
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,081
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,201
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,345
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,352
[3]	Vineland NJ GO	3.000%	10/1/27	1,225	1,159
[3]	Vineland NJ GO	3.000%	10/1/28	585	546
					1,602,075
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	126
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	235	239
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	129
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	417
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	640	675
	Farmington NM Electric Power & Light Revenue (San Juan Project) PUT	0.875%	10/1/26	2,465	2,154
	Farmington NM Industrial Revenue	1.800%	4/1/29	12,580	10,087
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	22,020	17,656
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,615	15,728
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	8,755	8,440
71

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	9,376
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	15,820
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	10,640
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,183
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	3,492
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	4.000%	6/1/30	2,565	2,551
	New Mexico GO	5.000%	3/1/28	7,105	7,488
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	502
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	503
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,174
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,519
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,150	1,181
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,865	9,979
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,620	2,508
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/51	955	897
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	1,090	1,017
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	5.250%	3/1/53	1,690	1,703
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/53	1,725	1,811
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	1,955	1,828
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	5,540	5,158
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,990	2,050
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,535	77,438
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	32,185	33,610
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,655
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	3.750%	5/1/28	595	548
					260,282
New York (13.9%)
[3]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,009
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	710	710
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,133
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,015
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,250	3,271
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	7,350	7,395
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	4,600	4,619
[3]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	1,750	1,674
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	615	604
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.500%	7/1/25	455	438
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	762
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,020
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	2,635
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,405	2,369
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	614
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	350	325
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	590	538
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	245	220
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	119
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	127
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	97
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	96
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	95
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	207
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/29	500	511
	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.000%	7/1/30	510	521
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	352
[5]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	2,405	1,877
	Canandaigua City School District BAN GO	4.500%	6/21/24	13,050	13,072
	Chemung County NY BAN GO	4.250%	8/29/24	22,500	22,489
	Commack Union NY Free School District GO	5.000%	6/26/24	9,000	9,050
[5]	Deutsche Bank Spears/Lifers Trust Port, Airport & Marina Revenue TOB VRDO	3.660%	11/1/23	83,245	83,245
[5]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.090%	11/1/23	98,800	98,800
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	100	100
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/24	490	491
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	921
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	100	100
72

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	505	505
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	175	176
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/26	530	532
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,006
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	200	201
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	560	564
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	200	202
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/28	685	691
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	390	393
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	405	408
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,362
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	432
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,955	1,955
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	405	403
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,750	1,748
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	533
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	985	978
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,070	3,064
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,775	1,773
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/28	720	736
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/30	1,140	1,174
	Fairport Central School District BAN GO	4.500%	7/18/24	15,000	15,031
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	150	150
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	475	477
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	400	402
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	665	671
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	502
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	600	599
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	630
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	308
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/28	275	277
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	791
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	771
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	877
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	291
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,574
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	306
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	320
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	335
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	955	956
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	23,855	22,131
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/25	2,895	2,655
[3]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,090
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,855	2,993
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	2,250	2,359
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	9,100	9,650
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	2,250	2,386
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	2,000	2,139
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	20,000	21,394
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	68,500	66,901
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	61,615	57,491
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	27,095	24,670
[2]	Long Island Power Authority Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.640%	9/1/38	34,535	34,281
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	5,565	5,565
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	788
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	238
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,142
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,438
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	3,565	3,687
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/33	1,020	1,055
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	9,471
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,215	2,215
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	600
73

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	875
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	513
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,257
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	32,176
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	6,790	6,827
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,589
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	1,860
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	8,425	8,534
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	2,674
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	28,115	28,480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,580	4,639
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	975	988
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,040	2,066
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,540	1,551
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	700	709
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	5,630	5,742
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	357
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	464
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	18,075	18,431
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	255
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	1,789
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	725	731
[3]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	20,000	20,814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	6,540	6,694
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,010	3,081
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,250	2,304
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,150	2,162
	Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/28	1,000	935
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,040	1,044
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,585	2,646
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,735	1,758
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,000	2,048
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,885	2,923
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,660	2,725
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,390	1,407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,020	1,033
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,265	3,304
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,500	2,545
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,250	1,252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	8,665	8,809
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	4,000	4,046
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	5,325	5,330
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	23,555	23,579
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	20,047
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	34,135	34,028
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	11,325	11,546
[3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	3,600	3,600
[3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	2,700	2,700
[3,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	2,845	2,845
[1,5]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	4.210%	11/2/23	5,000	5,000
[2]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.888%	11/1/35	15,435	15,397
[2]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.400%	3.958%	11/1/23	3,500	3,500
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	6,610	6,608
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	12,965	12,961
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	3,000	2,971
[2]	Metropolitan Transportation Authority Transit Revenue, SIFMA Municipal Swap Index Yield + 0.430%	4.620%	11/1/31	9,500	9,379
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/25	1,700	1,730
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	515
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	522
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	734
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	408
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	459
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	629
74

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	416
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	335
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,200	1,203
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	226
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	360	351
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	503
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,605	1,621
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	1,710
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	449
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,011
[3]	Nassau County NY GO	5.000%	7/1/25	1,860	1,900
[3]	Nassau County NY GO	5.000%	7/1/26	1,000	1,036
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	3,840
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	6,108
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	9,812
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,490	6,846
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	10,595	11,263
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	319
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	451
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	735
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,514
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,354
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	5,062
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	4,996
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.850%	5/1/26	665	622
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.350%	11/1/29	1,410	1,125
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/30	1,090	932
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	6,130	5,319
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,916
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	42,647
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	5,925	5,921
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	478
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	5,805	5,595
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	15,215	14,203
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	20,610	19,061
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	4,632
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	20,480	18,656
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	5,000	4,795
[9]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	13,000	12,592
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	18,000	17,458
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	10,000	9,617
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/29	4,000	3,447
[5,6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	37,995	37,995
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	1,135	1,137
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	1,080	1,092
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	594
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,535
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,288
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	3,950	4,098
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/30	3,250	3,385
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	1,180	1,231
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/31	4,000	3,888
[14]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,528
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	20,050	20,274
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	16,650	16,944
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	6,480	6,695
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	10,900	11,572
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	19,065	20,062
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,310	1,351
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,875	1,939
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	841
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	3,875	3,954
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	12,792
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	7,235	7,404
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,200	2,251
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	501
75

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	12,410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	9,179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,500	12,928
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	96
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,312
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	3,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	12,000	12,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	13,084
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	13,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,093
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	5,231
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,000	3,139
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	16,000	16,740
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	20,000	20,926
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,500	6,801
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	697
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,197
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,105
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,125	4,145
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	26,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	3,985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	4,275	4,513
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	9,112
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	6,235	6,602
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,500	1,588
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,589
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	2,345	2,394
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	14,480	15,408
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	17,000	18,089
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	8,025	8,539
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,130	3,217
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	11,000	11,783
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,000	5,092
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,500	2,556
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	5,000	5,092
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	1,920	1,959
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,225
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,465	1,504
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	5,290	5,413
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	5,000	5,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	30,000	30,244
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,915	3,031
[5]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue PUT TOB	4.240%	1/25/24	7,335	7,335
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/26	1,900	1,962
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	1,140	1,185
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,190	2,306
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,695	1,797
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	5,310	5,665
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,910	1,963
	New York City Water & Sewer System Water Revenue VRDO	4.020%	11/1/23	21,785	21,785
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	525
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,625	4,664
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,935	1,948
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/26	100	100
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/27	1,500	1,246
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	4,460	4,468
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,253
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/30	430	431
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	1,250	801
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,000	1,000
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	4.390%	11/2/23	5,200	5,200
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	852
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	27,285	23,379
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	13,485	11,488
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,735	23,605
76

Limited-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.450%	11/15/29	5,250	4,218
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	4,700	3,747
New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	3,000	2,365
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.000%	4/1/27	610	540
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.000%	4/1/27	1,380	1,271
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.100%	10/1/27	750	683
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/27	1,000	1,033
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.300%	4/1/28	1,250	1,052
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/28	585	524
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.250%	10/1/28	1,020	906
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,033
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.450%	4/1/29	3,960	3,270
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	1.550%	4/1/29	1,375	1,145
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/29	1,000	1,033
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.000%	4/1/40	1,155	1,135
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/47	3,910	3,815
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	13,725	13,711
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	12,515	11,593
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	4,725	4,502
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/51	9,385	8,732
New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	4,820	4,577
New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	10	10
New York NY GO	5.000%	12/1/23	1,000	1,001
New York NY GO	5.000%	8/1/24	31,170	31,437
New York NY GO	5.000%	8/1/24	37,605	37,927
New York NY GO	5.000%	8/1/25	2,075	2,092
New York NY GO	5.000%	8/1/25	22,630	23,087
New York NY GO	5.000%	8/1/25	49,670	50,674
New York NY GO	5.000%	8/1/25	2,300	2,346
New York NY GO	5.000%	8/1/25	3,320	3,387
New York NY GO	5.000%	8/1/25	2,750	2,806
New York NY GO	5.000%	8/1/25	1,125	1,148
New York NY GO	5.000%	3/1/26	1,035	1,063
New York NY GO	5.000%	8/1/26	3,425	3,535
New York NY GO	5.000%	8/1/26	4,075	4,206
New York NY GO	5.000%	8/1/26	100	102
New York NY GO	5.000%	8/1/26	1,070	1,104
New York NY GO	5.000%	8/1/26	3,185	3,288
New York NY GO	5.000%	8/1/26	5	5
New York NY GO	5.000%	8/1/26	1,000	1,032
New York NY GO	5.000%	4/1/27	2,280	2,369
New York NY GO	5.000%	8/1/27	5,000	5,089
New York NY GO	5.000%	8/1/27	1,750	1,773
New York NY GO	5.000%	8/1/27	1,350	1,377
New York NY GO	5.000%	8/1/27	46,000	48,007
New York NY GO	5.000%	8/1/27	5,065	5,286
New York NY GO	5.000%	8/1/27	5	5
New York NY GO	5.000%	8/1/27	1,000	1,044
New York NY GO	5.000%	4/1/28	1,500	1,576
New York NY GO	5.000%	8/1/28	22,500	23,734
New York NY GO	5.000%	8/1/28	2,725	2,874
New York NY GO	5.000%	8/1/28	10,455	11,029
New York NY GO	5.000%	8/1/28	4,115	4,341
New York NY GO	5.000%	8/1/28	1,000	1,055
New York NY GO	5.000%	4/1/29	2,000	2,117
New York NY GO	5.000%	8/1/29	1,215	1,290
New York NY GO	5.000%	8/1/29	12,765	13,549
New York NY GO	5.000%	4/1/30	1,000	1,064
New York NY GO	5.000%	8/1/30	2,825	2,866
New York NY GO	5.000%	8/1/30	450	458
New York NY GO	5.000%	8/1/30	525	526
New York NY GO	5.000%	8/1/30	1,640	1,749
New York NY GO	5.000%	8/1/30	1,500	1,600
New York NY GO	5.000%	8/1/30	1,000	1,067
New York NY GO	5.000%	8/1/30	5,000	5,333
New York NY GO	5.000%	11/1/30	3,065	3,275
New York NY GO	5.000%	8/1/31	1,735	1,734
77

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	1/1/32	3,790	3,971
[19]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,026
	New York NY GO VRDO	4.000%	11/1/23	19,100	19,100
[3,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	2,695	2,848
[3,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,065
[3,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,720	2,919
	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	506
	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	544
	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,136
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,625
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	744
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	201
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,017
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	131
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	250	251
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	318
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	148
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	325	329
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	2,826
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	714
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	159
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	550	554
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	350	357
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	3,820	3,818
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,546
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	185
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	172
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	755	776
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	208
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	189
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	950	985
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	500	522
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	7,400	7,765
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,400	2,406
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	7,830	8,266
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	203
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,051
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,195	1,218
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	985	1,002
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	2,774
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	450	455
	New York State Dormitory Authority College & University Revenue, ETM	5.000%	7/1/25	20	20
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	40	41
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	1,850
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	1,992
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	319
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,619
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	6,275	6,204
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	306
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	826
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	178
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	661
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,125	5,103
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	291
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	971
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	415
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,646
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,225	1,136
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,870	1,863
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	391
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,850	3,835
[9]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	386
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,490	1,359
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,890	2,878
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,835	2,823
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,148
78

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	358
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	4,750	4,724
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,800	1,790
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,280	5,244
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,345	4,310
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,000
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	7,000	7,080
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	18,730	16,544
[3,5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	11,800	11,800
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	3,690	3,690
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	30,000	30,097
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,410	1,452
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	30,811
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	6,145	6,311
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	3,915	4,021
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,450	2,562
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,995	13,654
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,900	3,047
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,200	1,206
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	6,900	7,320
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,470	3,571
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,172
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	9,900	10,527
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	6,729
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	11,035	11,339
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,000	5,104
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	16,905	16,857
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,050	1,056
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	4,880	4,831
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	2,295	2,342
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,810	2,822
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	6,275	6,340
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	5,000	5,021
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	8,390	8,536
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	22,160	22,759
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	57,802
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	23,579
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/26	37,560	38,685
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	590	600
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	1,000	1,017
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	13,000	13,077
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	5,950	6,170
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	3,055	3,191
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	1,300	1,368
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	455	468
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	3,575	3,687
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,029
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	1,050	1,092
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	2,700	2,817
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	10/1/28	1,045	1,043
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	2,775	2,924
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	9,000	9,536
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	1,550	1,599
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	5,000	5,334
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	4.000%	10/1/24	2,285	2,286
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	3,150	3,179
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	6,060	6,116
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	2,700	2,758
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	1,930	1,969
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	5,000	5,102
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	6,435	6,637
79

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	8,630	9,004
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,500	1,510
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,405	1,451
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	5,000	5,048
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	4,500	4,606
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	4,065	4,193
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	5,240	5,467
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,150	1,220
[3]	New York State Dormitory Authority Lease Revenue, ETM	5.000%	10/1/27	10	10
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,500	1,577
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,465	1,540
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	1,220	1,292
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	5,641
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,860	1,896
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	2,800
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,975	8,999
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	8,255	8,493
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,061
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	37,485	38,089
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	13,714
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,125	9,918
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	23,412
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,575
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	5	5
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	8,310	8,310
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	4,190	4,190
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,250
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,310
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	1,220	1,202
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,068
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	880	846
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	13,010	12,604
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,512
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,340
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	97
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	18,515	16,648
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	2,165	1,947
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	2,697
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	269
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,587
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	2,683
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	5/1/30	1,395	1,189
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	4,400	4,011
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	5,005	4,563
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.700%	11/1/25	4,900	4,472
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	2,170	1,937
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.000%	11/1/26	3,750	3,357
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/27	21,250	18,461
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	23,575	21,850
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	12,725	11,794
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	38,000	36,622
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	5,000	4,819
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	8,350	8,021
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	27,000	26,846
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,750	18,040
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	8,510	8,124
[9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/62	2,400	2,348
[5]	New York State Housing Finance agency Local or Guaranteed Housing Revenue TOB VRDO	4.440%	11/2/23	22,500	22,500
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	3,804
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	690
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,078
80

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,200	1,212
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,205	1,210
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,030	1,027
[5]	New York State Thruway Authority Highway Revenue TOB VRDO	4.240%	11/2/23	2,925	2,925
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,490	13,249
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	44,186
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,289
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,625	3,683
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,053
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	7,555	7,567
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	20,000	21,260
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	60,000	64,129
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,000	2,003
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	8,260	8,553
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,120	1,143
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	2,610	2,633
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/28	17,475	18,397
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,496
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/29	26,020	27,667
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/23	550	550
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/24	1,000	1,007
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/25	3,240	3,280
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	3,675	3,745
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	3,085	3,157
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	2,085	2,142
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	1,000	1,025
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	3,660	3,765
[5]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	4.540%	11/1/23	24,600	24,600
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	5.000%	7/1/29	1,105	1,112
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	920	929
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	970	993
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	830	857
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	840	872
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	345
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/24	485	485
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/25	510	511
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/27	565	571
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/29	625	632
[1]	Oyster Bay NY GO	4.000%	11/1/24	950	952
[3]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,148
[1]	Oyster Bay NY GO	4.000%	11/1/25	750	753
[3]	Oyster Bay NY GO	2.000%	3/1/26	4,945	4,634
[3]	Oyster Bay NY GO	4.000%	3/1/26	920	925
[3]	Oyster Bay NY GO	2.000%	3/1/27	5,045	4,613
[3]	Oyster Bay NY GO	4.000%	3/1/27	820	828
[3]	Oyster Bay NY GO	5.000%	8/1/27	1,000	1,048
[3]	Oyster Bay NY GO	2.000%	3/1/28	5,145	4,587
[3]	Oyster Bay NY GO	4.000%	3/1/28	850	861
[3]	Oyster Bay NY GO	5.000%	8/1/28	1,500	1,591
[3]	Oyster Bay NY GO	2.000%	3/1/29	5,250	4,555
[3]	Oyster Bay NY GO	5.000%	8/1/29	1,700	1,819
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/25	1,835	1,843
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	1,255	1,274
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	4,655	4,693
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	13,785	14,303
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	513
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	223
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	6,750	6,826
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	7,890	8,275
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	5,000	5,069
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	2,815	2,983
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	1,000	1,014
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	5,745	5,808
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	446
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	695
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	501
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	522
81

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project) PUT	1.550%	3/1/25	200	192
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	4,730	4,730
	Suffolk County NY GO	5.000%	6/15/24	885	891
	Suffolk County NY GO	5.000%	10/1/24	1,000	1,010
[3]	Suffolk County NY GO	5.000%	10/15/24	2,945	2,978
	Suffolk County NY GO	5.000%	6/15/25	925	941
[3]	Suffolk County NY GO	4.000%	10/15/25	4,730	4,749
[1]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,610
[3]	Suffolk County NY GO	5.000%	5/15/26	7,850	8,091
	Suffolk County NY GO	5.000%	6/15/26	975	1,005
	Suffolk County NY GO	5.000%	10/1/26	1,125	1,164
[3]	Suffolk County NY GO	4.000%	10/15/26	4,820	4,859
[3]	Suffolk County NY GO	5.000%	11/1/26	9,160	9,500
[3]	Suffolk County NY GO	5.000%	5/15/27	3,250	3,393
	Suffolk County NY GO	5.000%	6/15/27	765	798
	Suffolk County NY GO	5.000%	10/1/27	905	947
[1]	Suffolk County NY GO	4.000%	10/15/27	7,925	8,024
[3]	Suffolk County NY GO	5.000%	11/1/27	9,615	10,100
	Suffolk County NY GO	5.000%	6/15/28	660	695
	Suffolk County NY GO	5.000%	10/1/28	785	830
[1]	Suffolk County NY GO	4.000%	4/1/32	4,780	4,766
[1]	Suffolk County NY GO	3.000%	6/15/32	4,000	3,548
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,500	1,568
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,095	1,144
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	404
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/24	985	978
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/25	1,025	1,007
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/26	450	437
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/27	455	437
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/28	460	436
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal At Ithaca Inc. Project)	4.000%	7/1/29	470	440
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	440
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	140	141
[2]	Triborough Bridge & Tunnel Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.440%	1/1/33	14,665	14,661
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	3,675	3,762
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/26	28,000	28,859
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	5,655	5,868
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	8,700	9,111
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,265	3,429
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	30,000	31,673
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	15,215	16,218
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,995	17,098
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,500	9,358
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	9,700	9,030
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	25,235	25,655
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,285	18,798
[5]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	4.150%	11/2/23	3,698	3,698
[2]	Triborough Bridge & Tunnel Authority Transit Revenue, 67% of SOFR + 0.380%	3.938%	1/1/32	5,180	5,165
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,014
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	4,645
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	151
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,381
	Troy Enlarged City School District BAN GO	5.000%	6/7/24	6,795	6,833
	Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,300	2,300
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	9,709
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	5,065
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,780	2,841
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,025	4,116
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	3,775	3,854
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,980	4,054
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,018
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,790	6,908
	Utica NY BAN GO	5.000%	1/25/24	10,439	10,453
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,000
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	15,000	15,362
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	15,000	15,441
82

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	15,000	15,508
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	15,000	15,589
	Webster Central School District GO BAN	4.500%	6/27/24	18,750	18,785
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,226
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,300
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	504
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	685	667
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	6,370	5,818
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	830	806
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	450	428
[1]	Yonkers NY GO	5.000%	10/1/24	200	202
[3]	Yonkers NY GO	5.000%	3/15/25	500	507
[1]	Yonkers NY GO	5.000%	9/1/26	1,515	1,562
[1]	Yonkers NY GO	5.000%	11/15/26	250	258
[3]	Yonkers NY GO	5.000%	3/15/27	500	519
[1]	Yonkers NY GO	5.000%	9/1/27	1,000	1,044
[1]	Yonkers NY GO	5.000%	10/15/27	1,600	1,673
[3]	Yonkers NY GO	5.000%	3/15/28	400	420
[1]	Yonkers NY GO	5.000%	9/1/28	750	791
[1]	Yonkers NY GO	5.000%	10/15/28	1,000	1,056
[1]	Yonkers NY GO	5.000%	9/1/29	750	799
[1]	Yonkers NY GO	5.000%	10/15/29	1,785	1,903
[1]	Yonkers NY GO	5.000%	11/15/29	200	213
[3]	Yonkers NY GO	5.000%	9/1/30	4,365	4,422
[1]	Yonkers NY GO	5.000%	11/15/30	375	403
					4,046,051
North Carolina (0.7%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	1,475	1,484
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	635
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	660
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	1,660	1,716
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	2,750	2,901
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	1,410	1,421
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	0.800%	10/31/25	4,000	3,737
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.450%	10/31/25	7,495	7,379
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	7,335	6,224
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/31	5,970	6,341
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.790%	1/15/48	4,000	3,999
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/27	495	507
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/28	520	536
[3]	Fayetteville State University Lease (Non-Terminable) Revenue (Student Housing Project)	5.000%	4/1/29	540	560
	Forsyth County NC GO	3.000%	5/1/29	2,535	2,366
	Henderson County NC Intergovernmental Agreement Revenue	4.000%	6/1/25	375	376
[9]	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	9,381	9,425
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/26	8,160	8,236
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	370
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,788
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,600	7,829
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	145
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	279
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	3,000	3,028
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	1.350%	7/1/29	1,835	1,481
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,095	3,045
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/47	5,630	5,538
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	6,345	6,207
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	6,975	6,679
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	7,975	8,262
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,450	6,603
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	10,460	10,768
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	1,886
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	220	219
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	199
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	916
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,154
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	250
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	127
83

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	203
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	468
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,455	1,435
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,447
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	236
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	123
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	715
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.550%	9/1/26	1,575	1,451
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	828
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,581
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	550
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	768
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	846
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	581
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,002
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,795	2,649
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	949
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	40	37
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/26	2,995	3,044
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,271
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,262
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	594
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,700	1,724
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,080	1,094
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	8,500	8,518
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/25	550	562
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/26	820	849
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	560	588
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/28	675	718
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,075
	Union County NC Enterprise System Water Revenue	1.375%	6/1/30	4,235	3,302
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.208%	12/1/41	32,900	32,815
[2]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 0.650%	4.208%	12/1/41	6,000	5,984
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	404
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/24	495	494
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/25	520	516
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/26	550	559
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/27	580	594
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/28	415	429
					209,757
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,888
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	80	80
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	75	75
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	105	104
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	135	133
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	205
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,250	1,238
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	200	206
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,978
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	250	259
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	675	701
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	700	730
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	678
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	475	474
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/46	1,130	1,103
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	850	838
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	8,550	8,257
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	3,980	3,975
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	3,820	3,920
[2]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.290%	1/1/43	3,585	3,584
[3]	University of North Dakota COP	5.000%	6/1/24	825	829
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,765	1,614
	West Fargo ND GO	4.000%	5/1/25	350	350
84

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Fargo ND GO	4.000%	5/1/26	500	500
	West Fargo ND GO	4.000%	5/1/27	425	426
					36,145
Ohio (2.4%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,605
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	650	650
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	325	328
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	202
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	250	254
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	506
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	430
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	375	384
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	634
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	671
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	700	728
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	700	731
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	350
	Akron OH Income Tax Revenue	4.000%	12/1/24	365	365
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	399
	Akron OH Income Tax Revenue	4.000%	12/1/25	470	469
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	620
	Akron OH Income Tax Revenue	4.000%	12/1/26	935	934
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	814
	Akron OH Income Tax Revenue	4.000%	12/1/28	2,380	2,376
	Akron OH Income Tax Revenue	5.000%	12/1/30	505	520
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,000	979
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	550
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	15,871
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,176
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	25,445
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,036
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	2,599
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	4,149
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/27	19,770	20,094
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,065	30,541
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,055
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	14,122
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	3,846
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	7,119
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	100	99
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/27	400	412
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/28	400	415
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/29	500	522
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	371
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	10,095	9,807
	Blendon Township OH BAN GO	5.000%	11/16/23	1,475	1,475
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,211
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	2,649
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,715	1,736
	Bowling Green State University College & University Revenue	5.000%	6/1/24	325	327
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,500	2,559
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,625	2,706
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	6,090	6,342
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,000	2,069
[12]	Butler County OH GO	5.250%	12/1/26	2,000	2,035
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,020	2,015
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	995
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	3,601
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,187
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,053
	Butler County OH Health, Hospital, Nursing Home Revenue	3.300%	11/15/29	3,950	3,395
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,225	1,220
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	3,545	3,513
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	4,005	3,950
[1]	Celina City School District GO	4.000%	12/1/23	165	165
[1]	Celina City School District GO	5.000%	12/1/27	220	229
[1]	Celina City School District GO	5.000%	12/1/28	245	257
85

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	420
	Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	646
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,581
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	503
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	963
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	405
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	480
[3]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	204
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/25	1,000	1,010
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,277
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,031
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	100	101
	Cleveland OH GO	2.000%	12/1/23	375	374
	Cleveland OH GO	4.000%	12/1/24	300	301
	Cleveland OH GO	5.000%	12/1/24	1,000	1,013
	Cleveland OH GO	2.000%	12/1/25	300	284
	Cleveland OH GO	3.000%	12/1/26	680	658
	Cleveland OH GO	4.000%	12/1/26	800	806
	Cleveland OH GO	2.000%	12/1/27	460	415
	Cleveland OH GO	3.000%	12/1/27	1,480	1,419
	Cleveland OH GO	2.000%	12/1/28	615	541
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	300
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	280
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	202
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	179
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	226
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	301
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	150	150
	Cleveland OH Income Tax Revenue	4.000%	10/1/27	240	241
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	400	403
	Cleveland State University College & University Revenue	5.000%	6/1/28	515	525
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/27	1,320	1,359
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/28	1,385	1,434
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/29	1,455	1,503
[5,6]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	4.190%	11/2/23	3,750	3,750
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	152
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	129
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	161
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	183
[1]	Cloverleaf Local School District COP	3.000%	12/1/23	360	360
[1]	Cloverleaf Local School District COP	3.000%	12/1/25	230	224
[1]	Cloverleaf Local School District COP	4.000%	12/1/26	270	270
[1]	Cloverleaf Local School District COP	4.000%	12/1/27	250	250
[1]	Cloverleaf Local School District COP	4.000%	12/1/28	220	220
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	1.000%	8/1/25	235	221
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/27	300	293
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/29	250	240
[5]	Columbus-Franklin County Finance Authority Tax Allocation Revenue (Easton Project)	5.000%	6/1/28	7,685	7,474
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	475
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	254
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	555
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,137
	Coshocton County OH BAN GO	4.250%	4/6/24	3,530	3,521
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	10
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	251
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,753
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	577
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	3,550
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	6,655	6,659
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,015
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,001
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	535
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	377
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	680
86

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	391
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.750%	12/1/25	1,090	1,087
[9]	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/26	2,095	2,061
[5]	Cuyahoga OH COP TOB VRDO	4.190%	11/7/23	4,100	4,100
	Cuyahoga OH County Sales Tax Revenue (Ballpark Improvement Project)	4.000%	1/1/29	6,255	6,315
	Dayton Metro Library GO	4.000%	12/1/26	635	637
	Dublin OH GO	3.000%	12/1/23	1,025	1,024
	Fairborn City School District GO	4.000%	12/1/25	200	200
	Fairborn City School District GO	4.000%	12/1/27	175	176
	Fairborn City School District GO	4.000%	12/1/28	180	181
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	254
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	257
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	400
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	401
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	204
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	412
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	943
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	977
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,015
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	1,910
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,585	1,578
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,508
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	498
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	18,633
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	598
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	800	798
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,500	1,495
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,354
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	2,075	2,019
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	3,515
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	3,000	2,878
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	3,000	2,869
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	7,348
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	5,000	5,250
	Hamilton OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,620	1,613
	Hamilton OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	830	828
[1]	Hillsdale Local School District COP	4.000%	12/1/24	625	625
[1]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,150
[1]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	1,754
[1]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	1,844
	Kenton City School District GO	4.000%	11/1/24	190	190
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/24	980	985
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,090	1,103
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,283
	Lakewood OH GO	4.500%	3/14/24	11,695	11,703
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	11,485	11,473
	Lebanon City School District GO	2.000%	12/1/23	170	170
	Lebanon City School District GO	3.000%	12/1/25	170	166
[1]	Lorain OH GO	4.000%	12/1/24	250	250
[1]	Lorain OH GO	4.000%	12/1/26	350	350
[1]	Lorain OH GO	4.000%	12/1/27	350	350
[1]	Lorain OH GO	4.000%	12/1/28	280	279
[9]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	18,964
	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	200
	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	121
	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	96
	Miami University OH College & University Revenue	5.000%	9/1/25	390	397
	Miami University OH College & University Revenue	5.000%	9/1/26	700	720
	Miami University OH College & University Revenue	5.000%	9/1/26	410	422
	Miami University OH College & University Revenue	5.000%	9/1/27	575	598
	Miami University OH College & University Revenue	5.000%	9/1/28	260	274
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	69
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	102
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	507
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	785	799
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	306
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	622
87

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	351
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,560	1,589
[1]	Midview Local School District COP	4.000%	11/1/25	700	700
[1]	Midview Local School District COP	4.000%	11/1/26	1,305	1,309
[1]	Midview Local School District COP	4.000%	11/1/27	500	501
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	161
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,100	1,103
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	406
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	3,751
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	766
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	4,918
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	695
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,058
	Montgomery County OH Health, Hospital, Nursing Home Revenue	1.750%	8/1/28	1,800	1,557
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	622
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	649
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/23	100	100
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	165	167
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/27	200	205
[1]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	220	227
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	1,500	1,515
	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.250%	9/1/29	5,245	4,808
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	11,810	11,517
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	1.375%	11/1/24	1,875	1,792
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	10,500	10,162
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	519
	Ohio GO	5.000%	9/15/28	7,470	7,925
	Ohio GO	5.000%	5/1/31	1,115	1,129
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	135
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,500	1,518
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	146
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	509
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	298
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/28	1,190	1,175
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,040	1,054
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	6,802
	Ohio Health, Hospital, Nursing Home Revenue VRDO	4.550%	11/1/23	9,000	9,000
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	1,935
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/25	905	916
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,043
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/26	950	966
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,553
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/27	500	513
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	250	253
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	259
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	525	544
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	375	381
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/29	1,105	1,153
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	450	457
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	425	431
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,385
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,267
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	353
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	390
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	406
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	738
	Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	263
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/26	100	100
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/28	395	397
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	3/1/34	2,000	1,869
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/23	1,170	1,171
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project), ETM	5.000%	12/1/25	1,290	1,319
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	4,583
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	160	159
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	705	700
88

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	765	754
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	180	176
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	930	910
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	185	180
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	1,000	973
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	190	184
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,000	966
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	400	384
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,000	959
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	515	516
	Ohio Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	225	225
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,800	1,690
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	3/1/52	6,725	6,716
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	3,950	4,020
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/55	5,740	6,036
[9]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/24	16,495	16,507
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	6/1/24	20,500	20,543
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	750	762
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,547
	Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,028
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,372
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,210	3,329
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,566
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,113
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/25	2,300	2,354
	Ohio Lease Revenue	5.000%	4/1/25	815	828
	Ohio Special Obligation Revenue	5.000%	4/1/26	2,110	2,143
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,001
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/24	1,520	1,524
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/28	5,000	5,222
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,660	3,860
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,004
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,500	1,510
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	9,495	9,790
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	9,425	9,782
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	4,360	4,556
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	4,565	4,802
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	2,345	2,482
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	4,180	4,451
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/30	3,105	3,225
	Princeton City School District GO	5.000%	12/1/23	1,350	1,351
	Princeton City School District GO	5.000%	12/1/25	815	825
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	500
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	529
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	638
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	588
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	515
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	2,869
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,255	1,230
[1]	Sharonville OH Special Obligation Sales Tax Revenue	4.000%	12/1/26	925	927
[1]	Sharonville OH Special Obligation Sales Tax Revenue	4.000%	12/1/27	970	973
[1]	Sharonville OH Special Obligation Sales Tax Revenue	4.000%	12/1/28	725	727
	South-Western City School District GO	5.000%	12/1/23	1,095	1,096
[3]	Toledo OH GO	5.000%	12/1/25	1,435	1,461
[3]	Toledo OH GO	5.000%	12/1/30	1,200	1,263
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,596
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	760	760
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,250	2,187
	University of Akron College & University Revenue	5.000%	1/1/24	955	956
	University of Akron College & University Revenue	5.000%	1/1/24	535	536
	University of Akron College & University Revenue	5.000%	1/1/26	480	485
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	2,989
	University of Akron College & University Revenue	5.000%	1/1/29	6,120	6,173
	University of Akron College & University Revenue	5.000%	1/1/30	6,050	6,094
	University of Akron College & University Revenue, Prere.	5.000%	1/1/25	3,545	3,588
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	250
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	802
89

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wright State University College & University Revenue	5.000%	5/1/24	545	548
[1]	Wright State University College & University Revenue	5.000%	5/1/26	515	527
[1]	Wright State University College & University Revenue	5.000%	5/1/27	545	562
[3]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,618
[3]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,246
					693,020
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/26	3,500	3,499
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	9,000	9,011
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/28	2,200	2,206
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,001
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,030	1,025
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,288
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	955
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,805	1,807
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,005
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	900	877
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	1,435	1,424
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	3,475	3,422
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	2,400	2,346
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,600	2,511
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	3,650	3,477
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	505
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	3,826
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	2,837
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	192
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	207
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/26	200	198
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/27	650	646
	Pontotoc County Educational Facilities Authority Lease (Appropriation) Revenue (ADA Public School Project)	4.000%	9/1/29	275	269
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,059
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,105
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,053
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,033
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,012
	Tulsa County Independent School District No. 4 Bixby GO	4.000%	6/1/25	10,500	10,457
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	999
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	1,000	969
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,564
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	3,708
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	3,867
	Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/31	1,500	1,430
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	11,517
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	11,629
	University of Oklahoma College & University Revenue	4.000%	7/1/24	285	285
	University of Oklahoma College & University Revenue	5.000%	7/1/25	290	294
	University of Oklahoma College & University Revenue	5.000%	7/1/26	815	835
	University of Oklahoma College & University Revenue	5.000%	7/1/27	435	450
	University of Oklahoma College & University Revenue	3.400%	7/1/28	3,970	3,772
	University of Oklahoma College & University Revenue	5.000%	7/1/28	500	512
	University of Oklahoma College & University Revenue	5.000%	7/1/28	455	475
	University of Oklahoma College & University Revenue	3.750%	7/1/30	4,195	3,933
					109,492
Oregon (0.6%)
	Clackamas County School District No. 115 GO	0.000%	6/15/27	3,575	3,070
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	778
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	678
	Deschutes & Jefferson Counties School District No. 2J Redmond GO	0.000%	6/15/28	1,250	1,027
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	202
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	304
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	305
	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,464
	Forest Grove OR College & University Revenue	5.000%	5/1/26	335	335
90

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Forest Grove OR College & University Revenue	5.000%	5/1/28	1,255	1,259
	Hillsboro School District No. 1J GO	4.000%	6/15/25	575	576
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	0.950%	6/1/27	5,800	4,992
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	11,474
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	304
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	566
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	515
[5]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/2/23	4,000	4,000
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,182
	Multnomah & Clackamas Counties School District No. 51JT Riverdale GO	0.000%	6/15/30	1,210	897
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/32	5,815	5,090
	Multnomah County School District No. 40 GO	0.000%	6/15/27	500	427
	Multnomah County School District No. 40 GO	0.000%	6/15/28	500	408
	Multnomah County School District No. 40 GO	0.000%	6/15/29	500	390
	Multnomah County School District No. 40 GO	0.000%	6/15/30	500	371
	Oregon GO	2.000%	8/1/25	2,545	2,429
	Oregon GO	5.000%	6/1/28	5,000	5,303
	Oregon GO	5.000%	5/1/29	2,000	2,031
	Oregon GO	5.000%	12/1/52	1,490	1,488
	Oregon GO	5.500%	12/1/53	4,005	4,108
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	755	779
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,000	1,045
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/28	3,270	3,465
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/29	2,710	2,903
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/30	8,215	8,505
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	265	264
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.500%	7/1/49	8,615	8,537
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,910	2,892
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,920	4,707
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,395	3,276
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	15,110	14,733
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	427
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	302
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	287
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	12,330	12,757
[5]	Oregon State Health & Science University Health, Hospital, Nursing Home Revenue TOB VRDO	4.210%	11/7/23	5,340	5,340
	Oregon State Lottery Revenue	5.000%	4/1/26	130	131
	Oregon State Lottery Revenue	5.000%	4/1/26	835	848
	Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,534
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	2,665
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	5,205
	Port of Morrow OR GO	4.000%	12/1/23	100	100
	Port of Morrow OR GO	4.000%	6/1/24	160	160
	Port of Morrow OR GO	4.000%	12/1/24	160	160
	Port of Morrow OR GO	4.000%	6/1/25	165	164
	Port of Morrow OR GO	4.000%	12/1/25	150	150
	Port of Morrow OR GO	4.000%	6/1/26	170	169
	Port of Morrow OR GO	4.000%	12/1/26	170	169
	Port of Morrow OR GO	4.000%	6/1/27	535	533
	Port of Morrow OR GO	4.000%	12/1/27	240	239
	Port of Morrow OR GO	4.000%	6/1/28	1,105	1,096
	Port of Morrow OR GO	4.000%	12/1/28	1,045	1,037
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	966
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,305	1,354
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/28	3,650	3,827
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	2,880	3,045
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,900	3,081
	Portland Community College District GO	5.000%	6/15/24	1,125	1,133
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/30	2,975	3,015
	Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	5,391
	Portland OR Water System Water Revenue	4.000%	5/1/32	3,930	3,880
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	110
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	114
	Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,044
	Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	366
	Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,302
	Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	548
91

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seaside School District No. 10 GO	5.000%	6/15/31	1,000	1,035
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	90	90
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	100
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	150	151
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	227
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	250	251
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	300	301
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,130	1,194
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/29	1,000	1,065
	Washington County OR GO	5.000%	3/1/29	900	924
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	925	872
	Yamhill County School District No. 40 McMinnville GO	4.000%	6/15/32	1,000	963
					182,001
Pennsylvania (4.5%)
	Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,421
	Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,508
	Adams County General Authority College & University Revenue	5.000%	8/15/27	225	231
	Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	1,689
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/25	580	587
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	365	362
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/27	530	513
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/28	1,825	1,885
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/28	800	768
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/29	850	809
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/30	900	848
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,120	2,037
[2]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	4.007%	2/1/33	3,765	3,684
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,024
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	9,594
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	6,232
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	105
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	9,640
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,397
[10]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	665
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,029
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	4,000	4,182
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.370%	4.560%	11/15/23	1,600	1,600
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.610%	11/15/24	1,000	997
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.670%	11/15/25	5,195	5,151
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.770%	11/15/26	2,000	1,976
[2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	11/15/47	91,510	90,578
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	5,315	5,269
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	876
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	206
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	422
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	396
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/24	265	265
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/25	160	160
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/26	655	654
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/27	680	708
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/28	715	752
[1]	Allegheny Valley Joint Sewage Authority Sewer Revenue	5.000%	8/1/29	600	637
[1]	Allentown City School District GO	5.000%	2/1/24	1,090	1,092
[1]	Allentown City School District GO	5.000%	2/1/25	955	966
[1]	Allentown City School District GO	3.000%	2/1/28	100	94
[1]	Allentown City School District GO	5.000%	2/1/29	2,245	2,284
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/24	460	461
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	870	871
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/26	950	954
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/27	1,950	1,960
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/28	2,345	2,360
92

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	9,295	9,273
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	1,000	997
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,635	7,576
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	3,690	3,628
[3]	Altoona PA Sewer GO	5.000%	12/1/24	150	152
[3]	Altoona PA Sewer GO	5.000%	12/1/25	250	255
[3]	Altoona PA Sewer GO	5.000%	12/1/26	250	258
[1]	Armstrong School District GO	3.000%	3/15/25	575	562
[1]	Armstrong School District GO	3.000%	3/15/26	875	843
[1]	Beaver County PA GO	5.000%	4/15/24	1,090	1,094
[1]	Beaver County PA GO	5.000%	4/15/25	1,435	1,459
	Bensalem Township School District GO	3.000%	6/1/24	500	496
	Bensalem Township School District GO	4.000%	6/1/25	430	429
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	900
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,473
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	2,020	1,972
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	2,290	2,236
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,985	1,938
	Bethlehem Area School District GO	5.000%	11/15/26	4,165	4,303
[3]	Bethlehem PA GO	5.000%	12/1/23	295	295
[3]	Bethlehem PA GO	5.000%	12/1/24	290	293
[3]	Bethlehem PA GO	5.000%	12/1/25	700	716
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/24	500	500
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/25	500	498
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/26	520	518
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/27	1,095	1,088
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/28	455	452
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/29	1,000	989
[1]	Bristol Township School District GO	3.000%	6/1/24	100	99
[1]	Bristol Township School District GO	5.000%	6/1/25	640	649
[1]	Bristol Township School District GO	4.000%	6/1/26	100	100
[1]	Bristol Township School District GO	5.000%	6/1/27	545	564
[1]	Bristol Township School District GO	4.000%	6/1/28	200	201
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	405	405
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	423
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	450	446
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	470	464
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	576
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	770
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	804
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	2,025	1,977
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	239
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	519
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	510
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	434
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	1,889
[5]	Bucks County Water and Sewer Authority Special Assessment Revenue TOB VRDO	4.210%	11/2/23	2,800	2,800
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,200	1,182
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,910	1,879
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,115	2,074
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,065	1,041
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	930	901
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,016
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,009
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,058
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,221
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	330	329
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	684
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	345	334
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,303
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	180	170
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	1,841
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	1,726
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	999
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,005
[5,6]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	20,310	20,310
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	400
93

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	430
[1]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	390
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,759
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	634
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	512
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,624
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,012
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	302
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	508
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	33,212
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	12,620
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	128
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	3,095	3,068
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/29	5,960	5,783
	Commonwealth of Pennsylvania GO	5.000%	10/1/29	25,000	26,707
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	1,705	1,681
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	3,000	2,961
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,410	1,362
[3]	Cornell School District GO	4.000%	9/1/24	500	498
[5]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,154
[5]	Dauphin County General Authority College & University Revenue	5.000%	10/15/34	4,035	3,298
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/28	255	258
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	1,145	1,100
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,433
	Dauphin County PA GO	5.000%	11/15/26	3,785	3,931
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	786
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	249
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	263
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	15,455
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	12,859
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue, 67% of US0001M + 0.880%	4.517%	9/1/48	5,000	4,924
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/29	5,000	4,988
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	5.000%	3/1/29	1,270	1,325
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.048%	3/1/57	13,470	12,910
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.590%	3/1/57	15,495	15,124
[12]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	7,070	7,500
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,335
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	1,922
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	362
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	650	654
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,476
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	642
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	806
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	350	355
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	866
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	355	362
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	922
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	380	387
	Ephrata Area School District GO	4.000%	3/1/27	2,735	2,753
	Ephrata Area School District GO	4.000%	3/1/28	1,800	1,814
	Erie County Conventional Center Authority Revenue Miscellaneous Revenue	5.000%	1/15/32	1,910	1,921
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	353
[3]	Erie School District GO	5.000%	4/1/25	475	481
[3]	Erie School District GO	5.000%	4/1/26	575	587
[1,12]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	1,967
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	492
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	485
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	1,070	1,022
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	612
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	9,000	9,119
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	3,790	3,891
[3]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,085
[3]	Harrisburg School District GO	5.000%	11/15/25	5,085	5,195
	Hempfield Township PA GO	4.000%	10/15/24	100	100
	Hempfield Township PA GO	4.000%	10/15/25	150	150
94

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hempfield Township PA GO	4.000%	10/15/26	100	101
	Hempfield Township PA GO	4.000%	10/15/27	100	101
	Hempfield Township PA GO	4.000%	10/15/28	240	242
	Kennett Consolidated School District GO	4.000%	2/15/24	500	500
[1]	Kiski Area School District GO	5.000%	3/1/24	275	276
[1]	Kiski Area School District GO	5.000%	3/1/25	265	269
[1]	Kiski Area School District GO	5.000%	3/1/26	250	256
[1]	Kiski Area School District GO	5.000%	3/1/27	810	840
[1]	Kiski Area School District GO	5.000%	3/1/28	420	440
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	705
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	503
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,187
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	523
[1]	Lackawanna County PA GO	4.000%	3/15/24	310	309
[1]	Lackawanna County PA GO	4.000%	3/15/25	300	299
[1]	Lackawanna County PA GO	4.000%	3/15/26	400	399
[1]	Lackawanna County PA GO	4.000%	3/15/27	500	499
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/25	480	463
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,090	1,016
	Lancaster County PA GO	4.000%	11/1/23	125	125
	Lancaster County PA GO	4.000%	11/1/24	255	255
	Lancaster County PA GO	4.000%	11/1/25	280	280
	Lancaster County PA GO	4.000%	11/1/26	325	326
	Lancaster County PA GO	4.000%	11/1/27	500	503
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,292
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	232
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	225	227
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	305
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	225	229
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	840
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	320	328
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	707
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	445	459
[1]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	640
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	450	468
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/29	500	523
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/30	500	526
	Lancaster IDA College & University Revenue (P3 FMC Holdings, LLC Project)	5.000%	7/1/26	340	348
[3]	Lancaster PA GO	4.000%	11/1/26	2,410	2,412
[3]	Lancaster PA GO	4.000%	11/1/27	2,605	2,610
[3]	Lancaster PA GO	5.000%	11/1/27	1,290	1,318
[3]	Lancaster School District GO	4.000%	6/1/24	365	364
[3]	Lancaster School District GO	4.000%	6/1/25	320	320
[3]	Lancaster School District GO	5.000%	6/1/25	200	203
[3]	Lancaster School District GO	4.000%	6/1/26	430	431
[3]	Lancaster School District GO	5.000%	6/1/26	520	535
[3]	Lancaster School District GO	4.000%	6/1/27	500	503
[3]	Lancaster School District GO	5.000%	6/1/27	200	208
	Lansdale Borough PA GO	4.000%	10/1/24	275	275
	Lansdale Borough PA GO	2.000%	10/1/25	650	612
	Lansdale Borough PA GO	2.000%	10/1/26	300	275
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	179
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	148
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	148
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	172
[3]	Lebanon County PA GO	4.000%	10/15/27	200	202
[3]	Lebanon County PA GO	4.000%	10/15/28	200	202
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/29	1,130	1,080
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	505	505
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	380	377
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	265	258
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	285	274
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/27	885	842
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/28	445	420
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,125
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	4,799
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,730	3,787
95

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	2,454
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,001
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,343
[3]	Luzerne County PA GO	5.000%	12/15/23	750	751
[3]	Luzerne County PA GO	5.000%	12/15/23	750	751
[3]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,519
[3]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,013
[3]	Luzerne County PA GO	5.000%	11/15/29	4,000	4,033
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	514
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	532
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,282
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	360	365
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	805	831
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,600	1,658
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	565	587
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,640	1,710
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	440	460
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,622
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/27	815	794
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,140
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	315	319
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	475	483
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	750	767
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	2,000	2,044
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	750	771
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,835	1,865
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,540	1,561
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,285	1,301
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	377
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,320
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,482
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,537
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	3,390	3,470
[3,5]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.190%	11/2/23	3,985	3,985
	Montgomery County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	1,145	1,115
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,000
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	999
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	1,000	1,012
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	315	315
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	7,130	6,936
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	12,340	12,066
[1]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,260
[1]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,040
	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	200
	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	151
	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	504
	North Penn Water Authority Water Revenue	4.000%	11/1/28	440	444
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	4.650%	11/1/23	905	905
[2]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	4.750%	11/1/24	630	630
[3]	North Pocono School District GO	4.000%	9/15/28	1,580	1,595
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	530
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	510
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/28	480	475
[1]	Northeastern School District/York County GO	1.000%	9/1/24	100	96
	Northern York County School District GO	4.000%	11/15/26	1,880	1,883
	Northern York County School District GO	4.000%	11/15/28	820	822
	Norwin School District GO	5.000%	4/1/24	305	306
	Norwin School District GO	5.000%	4/1/26	1,305	1,339
	Norwin School District GO	5.000%	4/1/27	2,420	2,513
96

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Octorara Area School District GO	4.000%	4/1/24	375	375
[3]	Octorara Area School District GO	4.000%	4/1/26	750	752
	Penn Delco School District GO	4.000%	6/1/25	180	180
	Penn Delco School District GO	4.000%	6/1/26	150	150
	Penn Delco School District GO	4.000%	6/1/27	200	201
	Penn Delco School District GO	4.000%	6/1/28	445	447
	Penn Delco School District GO	4.000%	6/1/29	350	350
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,121
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	301
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	439
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	7,600
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	405
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	350	354
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	275	279
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	514
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,125	1,149
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	503
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	300	309
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	325	335
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	632
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,405	2,492
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	435	451
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	792
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	522
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	500	522
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	485	508
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,785	3,771
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	8,000	8,379
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,325	2,450
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.420%	4.610%	11/15/24	1,370	1,366
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.480%	4.670%	11/15/25	1,755	1,737
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	4.770%	11/15/26	1,825	1,800
[2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	11/15/47	27,410	27,111
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	13,655	12,134
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	176
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,435
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,544
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	251
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	177
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,650
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	970
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	561
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,027
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	4,378
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	617
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	722
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,002
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	1,250	1,265
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.500%	4/30/24	1,750	1,737
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,181
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,359
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	883
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,129
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,055
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/24	115	115
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	217
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	130	131
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,012
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/25	105	106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	203
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	250	254
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	110	112
97

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	185	188
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	125	127
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,120	1,138
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	408
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	250	256
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	150	153
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	1,000	1,028
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/27	125	129
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	379
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	336
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	250	258
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	115	119
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	516
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	1,375	1,418
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	250	258
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	2,910	3,007
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	260	269
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	325	335
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	695	684
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	5,600	5,491
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	1,265	1,230
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/49	3,150	2,996
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,170	2,998
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,700	1,622
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	20,334	18,671
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,725	4,332
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	13,380	12,968
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,855	6,848
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	14,695	14,965
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	4,961	5,091
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	6,155	6,458
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	7,407	7,406
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,200	1,235
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,000	1,048
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/28	1,100	1,166
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	100	103
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	651
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,298
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,011
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	253
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	896
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,579
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,016
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	3,556
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	764
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,245
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	4,585
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	652
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	761
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	338
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	230
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,041
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	524
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	812
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	375	390
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	550	557
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	786
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	16,095	16,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,000	1,054
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	1,025	1,053
98

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	3,250	3,446
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	1,000	1,025
[2]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.790%	12/1/23	27,025	27,032
[2]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.890%	12/1/23	11,750	11,754
[2]	Pennsylvania Turnpike Commission Transit Revenue, SIFMA Municipal Swap Index Yield + 0.850%	5.040%	7/15/41	25,000	25,000
	Pequea Valley School District GO	3.000%	5/15/24	115	114
	Pequea Valley School District GO	4.000%	5/15/27	185	186
	Pequea Valley School District GO	4.000%	5/15/28	150	151
	Peters Township School District Washington County GO	5.000%	1/15/24	125	125
	Peters Township School District Washington County GO	5.000%	9/15/24	150	151
	Peters Township School District Washington County GO	5.000%	1/15/25	200	202
	Peters Township School District Washington County GO	5.000%	9/15/25	250	255
	Peters Township School District Washington County GO	5.000%	1/15/26	275	281
	Peters Township School District Washington County GO	5.000%	9/15/26	185	191
	Peters Township School District Washington County GO	5.000%	1/15/27	275	284
	Peters Township School District Washington County GO	5.000%	9/15/27	625	651
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	180
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	2,966
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,197
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	10,464
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	5,417
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	4,846
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/28	500	524
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/29	500	526
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	600	635
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	921
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,111
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,287
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,330
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	616
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,250	1,279
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	232
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/29	1,100	1,109
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	1,000	1,006
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,645	1,647
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	9,605	9,608
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	841
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	998
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/24	170	170
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/25	170	169
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/26	810	806
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/27	335	334
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/15/29	360	330
	Philadelphia IDA College & University Revenue	4.000%	11/1/24	1,045	1,039
	Philadelphia IDA College & University Revenue	5.000%	11/1/25	1,845	1,864
	Philadelphia IDA College & University Revenue	5.000%	11/1/26	2,385	2,419
	Philadelphia IDA College & University Revenue	5.000%	11/1/27	2,500	2,549
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/24	400	402
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/25	1,665	1,671
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/26	390	393
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/27	310	314
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	320	323
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	343
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	505
[3]	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/25	800	817
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,418
[3]	Philadelphia Municipal Authority Intergovernmental Agreement Revenue	5.000%	1/15/24	1,400	1,403
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	654
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	783
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	984
	Philadelphia PA GO	5.000%	8/1/25	8,150	8,286
	Philadelphia PA GO	5.000%	5/1/26	2,860	2,926
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,063
	Philadelphia PA GO	5.000%	8/1/26	5,055	5,186
	Philadelphia PA GO	5.000%	8/1/28	250	253
	Philadelphia PA GO	5.000%	8/1/29	250	256
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	425
99

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,020
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,454
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	3,868
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,293
	Philadelphia School District GO	5.000%	9/1/24	310	312
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,006
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,053
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,040
	Philadelphia School District GO	5.000%	9/1/25	2,325	2,354
	Philadelphia School District GO	5.000%	9/1/26	2,690	2,756
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,537
[3,13]	Philadelphia School District GO	5.000%	6/1/27	1,465	1,509
	Philadelphia School District GO	5.000%	9/1/27	4,105	4,238
	Philadelphia School District GO	5.000%	9/1/27	2,500	2,581
	Philadelphia School District GO	5.000%	9/1/28	2,253	2,296
	Philadelphia School District GO	5.000%	9/1/28	1,305	1,358
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/23	500	500
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/24	500	504
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	1,700	1,699
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/24	900	899
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	1,910	1,901
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/25	2,680	2,667
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/26	5,025	5,018
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/26	2,000	2,041
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/27	4,050	4,179
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	2,595	2,721
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,045	1,084
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	685	717
	Pittsburgh PA GO	5.000%	9/1/24	520	525
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	140
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	17,302
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	276
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	703
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	670
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	755
[2,3,5]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	4.517%	9/1/40	18,500	18,294
[1]	Plum Boro School District GO	3.300%	9/15/29	100	96
	Quakertown Community School District GO	4.000%	8/1/25	2,655	2,657
[3]	Reading School District GO	5.000%	3/1/24	665	666
[4]	School District of Philadelphia GO	5.000%	9/1/26	1,645	1,685
[4]	School District of Philadelphia GO	5.000%	9/1/27	1,335	1,378
	School District of Philadelphia GO	5.000%	9/1/28	275	286
[4]	School District of Philadelphia GO	5.000%	9/1/28	1,000	1,040
[4]	School District of Philadelphia GO	5.000%	9/1/29	1,570	1,640
[4]	School District of Philadelphia GO	5.000%	9/1/30	2,665	2,796
	Scranton PA School District GO	5.000%	12/1/26	1,050	1,072
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,689
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	250
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	302
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	319
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	930	942
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,008
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	796
[3]	Shenandoah Valley School District GO	4.000%	8/1/27	885	890
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	45
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	105
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	166
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	162
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	306
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	221
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	258
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,795	2,810
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.790%	6/1/49	3,620	3,603
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	503
[1]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,486
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	500
100

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	1,970
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	301
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	191
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	404
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	455
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,018
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	747
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	734
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,229
[1]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	777
[1]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,101
[1]	State Public School Building Authority Lease (Appropriation) Revenue	5.000%	10/1/25	1,000	1,018
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,500	2,539
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	385	392
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	17,870	18,325
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	9,510	9,667
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,105	1,124
	Twin Valley School District GO	3.000%	4/1/27	1,000	955
	Twin Valley School District GO	3.000%	4/1/29	500	463
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,383
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,110
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	753
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,093
[1]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,023
[2]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	4.550%	2/15/24	42,285	42,286
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,295
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/28	130	131
	Westmoreland County PA GO	5.000%	8/15/28	890	934
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	435	432
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	636
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	705	650
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	372
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	456
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	274
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	1,870	1,879
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	301
[1]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,148
[1]	Woodland Hills School District GO	4.000%	9/1/26	600	601
[1]	Woodland Hills School District GO	4.000%	9/1/27	630	633
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,020	4,020
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/24	1,295	1,298
[1]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,367
					1,313,307
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	11,836	11,466
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	94,513	95,021
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	91,206	92,766
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	68,425	69,915
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	13,201	13,578
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	2,860	2,862
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	8,895	8,899
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,860	2,861
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	1,225	1,225
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	3,000	3,001
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	5,620	5,631
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,710	2,702
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	4,570	4,556
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	45,465	45,132
[3]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	300
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	470	470
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	2,150	2,150
[10]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/25	360	357
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	1,389	885
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	4,915	4,917
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	4,200	4,237
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	8,630	8,780
101

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	12,355	12,696
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	3,200	3,317
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,415	1,440
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	410	417
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	229
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	11,594	11,234
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	42,129	35,590
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	21,646	16,638
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	13,726	9,540
					472,812
Rhode Island (0.3%)
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	497
[3]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	505
	Providence RI GO	5.000%	1/15/24	135	135
	Providence RI GO	5.000%	1/15/25	250	252
	Providence RI GO	5.000%	1/15/26	250	254
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	5,818
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	8,942
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	415
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	379
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	676
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	402
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	432
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	458
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	154
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	156
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	509
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	152
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	367
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	386
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,925	1,929
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,380	1,356
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,670	2,589
[3]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/25	200	204
[3]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/26	200	205
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/26	630	647
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/28	1,500	1,572
[9]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/26	4,000	3,925
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	306
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	274
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	536
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	6,025	5,871
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	4/1/49	7,535	7,146
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	5,595	5,414
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	7,510	7,062
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	2,415	2,316
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	4,645	4,330
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	151
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	204
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	258
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	256
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	14,065
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	502
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	317
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,506
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,500	1,466
					85,296
South Carolina (1.6%)
	Beaufort County School District GO	5.000%	3/1/28	5,330	5,615
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/25	1,380	1,381
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/26	9,750	9,759
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	869
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/24	500	500
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/27	200	208
	Greenville County SC Miscellaneous Revenue	5.000%	4/1/30	325	347
102

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	7,380	7,629
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	6,255	6,539
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	3,125	3,305
[9]	Greenville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	12,680	12,745
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,080	2,092
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,185	2,214
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,865	1,903
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	3,915	4,026
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,110	4,238
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	820	846
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,315	4,454
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	830	857
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,530	4,690
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	840	870
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	1,925
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	716
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	730
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,195	1,198
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	73,385	73,134
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	15,700	15,628
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	8,407
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,254
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,501
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/28	1,810	1,822
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	764
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,168
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/26	1,000	989
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/27	1,555	1,530
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/28	3,200	3,138
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	7,695	7,871
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/28	5,495	5,657
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/29	3,825	3,718
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/29	8,240	8,361
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/30	4,190	4,254
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,002
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	135
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	167
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	315
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	3,145	3,186
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,002
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	1,864
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	978
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,231
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	484
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	853
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	400	415
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,115	4,970
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	1,828
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	286
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	28,940	29,246
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	4,000	4,000
[5]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	3,000	3,098
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	375	375
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	500	500
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/23	15	15
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	185	186
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/24	20	20
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	250	252
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/25	150	151
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	335	341
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	310	316
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	300	306
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/26	175	178
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	1,000	1,025
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	600	615
103

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	595	610
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/27	900	923
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	614
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	1,000	1,032
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	600	619
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	491
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	10,000	10,335
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	975	1,008
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	3,345	3,457
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	14,005	14,450
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	1,550	1,599
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	4,000	4,127
[1,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.210%	11/2/23	3,820	3,820
[1,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.210%	11/2/23	4,505	4,505
[3,5]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	4.210%	11/2/23	12,000	12,000
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	105	105
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/23	45	45
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	115	116
	South Carolina Public Service Authority Electric Power & Light Revenue, ETM	5.000%	12/1/24	50	51
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	2,830
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	912
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	246
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	520
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	605
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	10,311
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	10,966
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	2,235	2,246
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	579
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	475	482
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	175	177
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/23	3,615	3,618
[9]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	2,620	2,582
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	4,030	3,988
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	11,030	10,591
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	3,675	3,451
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,845	4,615
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	6,920	6,893
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,500	4,672
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	16,594
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	9,658
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	16,790	17,360
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,405
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	502
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	370	371
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	507
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	580	584
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,039
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	285	289
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	749
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	200	204
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,450	2,522
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,780	1,840
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,185	2,262
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	754
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	763
					469,786
South Dakota (0.2%)
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,125
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,013
	South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/30	2,000	2,050
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,006
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	201
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	506
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	485
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	172
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	731
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	766
104

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,001
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	4,815
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	8,000	7,377
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	3,035	2,993
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	5/1/51	1,115	1,068
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	13,570	12,819
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	1,790	1,684
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	2,110	1,973
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/53	7,020	7,009
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,015	3,118
					51,912
Tennessee (1.6%)
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	4.140%	11/2/23	5,597	5,597
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,007
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,023
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	572
	Dyer County TN GO	3.000%	6/1/27	1,400	1,332
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,015	1,039
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	950	952
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,050	1,059
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/24	50	50
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/26	50	51
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	860	862
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,305	2,322
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,253
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,678
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	1,849
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,400	1,413
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,006
	Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,254
[9]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue	3.400%	12/1/23	2,500	2,498
[9]	Memphis City Health Educational and Housing Facility Board Local or Guaranteed Housing Revenue PUT	5.000%	7/1/26	8,525	8,560
	Memphis-Shelby County Industrial Development Board Intergovernmental Agreement Revenue	5.000%	11/1/27	1,060	1,093
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	110	108
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/27	600	619
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/28	600	623
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	300	300
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/30	1,000	1,046
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	168
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/25	175	172
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	300	292
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	188
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	186
[4]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	9,520	9,850
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (BEN Allen Ridge Apartments Project) PUT	3.850%	2/1/26	1,500	1,476
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	20,780	20,902
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	820	858
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/28	1,055	1,104
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,740	1,848
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	700	744
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/28	12,915	13,054
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	13,430	13,609
105

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/29	5,865	5,943
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/30	12,195	12,317
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	23,861
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,017
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,000	1,025
	Montgomery County TN GO	4.000%	4/1/25	500	500
[19]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,215
[19]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,225
	Sevier County TN Public Building Authority Miscellaneous Revenue VRDO	4.140%	11/2/23	12,500	12,500
[3]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	4.150%	11/1/23	20,770	20,770
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	349
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	498
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	497
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	594
	Tennergy Corp. Natural Gas Revenue	5.250%	12/1/25	560	561
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	544
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,122
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	2,749
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,174
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	2,811
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,255
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	69,335	69,342
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	47,615	44,892
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	12,500	12,540
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	6,613
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	125
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	176
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	401
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	4,930	4,846
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,005
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,193
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	72,800	72,046
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	5,695	5,571
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	7/1/28	1,045	927
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	175	174
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	1,535	1,506
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	455	452
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.500%	7/1/49	10,335	10,198
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.250%	1/1/50	5,515	5,423
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,225	2,132
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/52	6,475	6,047
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,850	4,642
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	6,010	6,116
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,195	3,966
					461,803
Texas (9.3%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	11,962	12,065
	Alamo Community College District GO	5.000%	8/15/25	8,255	8,427
[11]	Aldine Independent School District GO	5.000%	2/15/25	350	355
[11]	Aldine Independent School District GO	4.000%	2/15/32	3,000	2,946
[11]	Allen Independent School District GO	5.000%	2/15/25	1,000	1,003
[11]	Alvarado TX Independent School District GO PUT	2.750%	8/15/25	1,000	975
[11]	Alvin TX Independent School District GO	5.000%	2/15/28	500	525
[11]	Alvin TX Independent School District GO	5.000%	2/15/28	50	51
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	186
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	327
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	198
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	406
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	202
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	205
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	431
[11]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	538
106

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,220
[5]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.875%	6/15/26	1,250	1,232
	Arlington TX GO	5.000%	8/15/25	2,925	2,984
	Arlington TX GO	5.000%	8/15/27	1,040	1,085
[11]	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,307
[11]	Arlington TX Independent School District GO	5.000%	2/15/29	3,000	3,189
[11]	Arlington TX Independent School District GO	5.000%	2/15/30	2,300	2,460
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,414
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,230	1,246
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,120	1,130
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	225
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	303
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,289
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,286
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	877
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,572
	Austin Community College District GO	5.000%	8/1/27	1,700	1,769
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	260
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,029
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,089
[11]	Austin Independent School District GO	5.000%	8/1/25	1,815	1,851
[11]	Austin Independent School District GO	5.000%	8/1/26	3,095	3,192
[11]	Austin Independent School District GO	5.000%	8/1/26	9,690	9,994
	Austin Independent School District GO	5.000%	8/1/29	4,455	4,731
[11]	Austin Independent School District GO	4.000%	8/1/32	1,100	1,066
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,500	3,702
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	3,000	3,192
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	6,235	6,633
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	4,000	4,286
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/30	2,800	3,000
[11]	Barbers Hill Independent School District GO	5.000%	2/15/29	1,280	1,357
[11]	Barbers Hill Independent School District GO	5.000%	2/15/30	2,780	2,967
[11]	Bastrop Independent School District GO	5.000%	2/15/28	1,000	1,048
[11]	Bastrop Independent School District GO	5.000%	2/15/29	2,265	2,393
[11]	Beaumont Independent School District GO	5.000%	2/15/25	4,360	4,414
	Bedford TX GO	5.000%	2/1/24	2,775	2,781
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/29	1,550	1,644
	Bexar County Hospital District GO	5.000%	2/15/28	325	338
	Bexar County Hospital District GO	5.000%	2/15/29	1,000	1,049
	Bexar County Hospital District GO	5.000%	2/15/30	1,850	1,954
	Bexar County Hospital District GO	5.000%	2/15/31	1,500	1,596
	Bexar County TX GO	5.000%	6/15/25	1,560	1,589
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	1,869
[11]	Brazosport Independent School District GO	5.000%	2/15/25	1,955	1,983
[11]	Brazosport Independent School District GO	3.000%	2/15/29	1,505	1,377
[11]	Brazosport Independent School District GO	3.000%	2/15/30	2,490	2,228
	Brushy Creek Regional Utility Authority Inc. Water Revenue	4.000%	8/1/31	1,270	1,232
[11]	Bullard Independent School District GO PUT	2.750%	8/15/25	5,160	5,029
[11]	Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	837
[11]	Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	883
[11]	Canyon Independent School District GO	5.000%	2/15/26	3,540	3,628
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,335	3,246
[5,6]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	13,700	13,700
[11]	Carrizo Springs Consolidated Independent School District GO	4.500%	8/15/32	1,010	1,022
	Carrollton TX GO	5.000%	8/15/26	1,225	1,263
[11]	Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	496
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,537
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	2,884
[11]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,150
[11]	Castleberry Independent School District GO	4.000%	2/15/33	1,335	1,292
[11]	Celina Independent School District GO	5.000%	2/15/29	500	528
[11]	Celina Independent School District GO	5.000%	2/15/30	500	532
[11]	Celina Independent School District GO	5.000%	2/15/31	500	536
[5]	Celina TX Special Assessment Revenue	2.875%	9/1/27	167	146
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	115
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	151
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	1,000	908
107

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	127
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	380
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,273
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	29,755	30,228
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	1,225	1,020
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	337
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	719
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,500	1,554
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	3,200	3,328
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,530	1,546
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	6,200	6,224
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,270	2,309
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,459
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	100
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,445	8,376
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	7,995	6,499
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	8,500	6,593
	City of College Station TX GO	3.300%	2/15/33	1,340	1,190
[11]	Clear Creek Independent School District GO	5.000%	2/15/24	440	441
[11]	Clear Creek Independent School District GO	5.000%	2/15/25	675	685
[11]	Clear Creek Independent School District GO	5.000%	2/15/25	325	330
[11]	Clear Creek Independent School District GO	5.000%	2/15/26	700	718
[11]	Clear Creek Independent School District GO PUT	3.600%	8/15/25	5,350	5,289
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	340	341
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	425	427
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	945	952
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	730	747
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	490	514
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	304
[11]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	460	487
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	310	314
	Collin County Community College District GO	5.000%	8/15/25	1,760	1,795
	Collin County TX GO	5.000%	2/15/28	1,000	1,050
[11]	Comal Independent School District GO	5.000%	2/1/27	4,385	4,541
[11]	Conroe Independent School District GO	5.000%	2/15/25	2,575	2,614
[11]	Conroe Independent School District GO	5.000%	2/15/25	4,490	4,557
[11]	Conroe Independent School District GO	5.000%	2/15/27	5,535	5,687
	Conroe TX GO	5.000%	11/15/24	1,415	1,431
	Corpus Christi TX GO	5.000%	3/1/26	70	71
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,511
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/32	500	505
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/24	400	403
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/26	200	206
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/28	325	342
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/29	125	132
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/30	175	186
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	3,694
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	5,945	6,250
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	1,185	1,246
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	7,260	7,633
[11]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	625	663
[11]	Cypress-Fairbanks Independent School District GO	3.300%	2/15/30	765	709
[11]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	8,405	8,139
[11]	Cypress-Fairbanks Independent School District GO PUT	0.280%	8/15/24	12,415	12,022
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	278
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,114
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	2,275	2,331
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,125	1,153
	Dallas College GO	5.000%	2/15/25	3,270	3,320
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,195	1,235
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	135
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	2,705	2,760
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	11,000	11,364
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	945	976
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,050	5,265
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,325	1,381
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	2,490	2,624
108

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,490	2,644
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	930	988
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	9,440	10,024
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	7,815	8,337
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	2/1/26	4,775	4,624
[9]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	2,100	2,117
[11]	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,174
	Dallas TX GO	5.000%	2/15/25	5,000	5,078
	Dallas TX GO	5.000%	2/15/25	7,700	7,819
	Dallas TX GO	5.000%	2/15/26	1,910	1,955
	Dallas TX GO	5.000%	2/15/26	17,465	17,876
	Dallas TX GO	5.000%	2/15/26	5,375	5,502
	Dallas TX GO	5.000%	2/15/26	5,105	5,225
	Dallas TX GO	5.000%	2/15/27	7,605	7,876
	Dallas TX GO	5.000%	2/15/27	5,375	5,567
	Dallas TX GO	5.000%	2/15/27	5,100	5,282
	Dallas TX GO	5.000%	2/15/28	5,540	5,806
	Dallas TX GO	5.000%	2/15/30	15,000	15,948
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/24	2,515	2,529
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/25	2,955	2,994
	Dallas TX Hotel Occupancy Tax Revenue	5.000%	8/15/26	3,000	3,059
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/27	2,000	1,955
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,290	1,253
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,000	957
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,250	1,166
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	1,772
[11]	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,526
[11]	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,029
[11]	Del Valle Independent School District TX GO	5.000%	6/15/28	1,000	1,052
[11]	Denison Independent School District GO	5.000%	8/1/25	255	260
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,759
	Denton County TX GO	5.000%	7/15/25	1,670	1,700
	Denton County TX GO	4.000%	7/15/33	2,575	2,478
[11]	Denton Independent School District GO	5.000%	8/15/24	2,850	2,875
[11]	Denton Independent School District GO	5.000%	8/15/25	1,170	1,184
[11]	Denton Independent School District GO PUT	2.000%	8/1/24	4,755	4,671
[11]	Denton Independent School District GO PUT, Prere.	2.000%	8/1/24	930	917
	Denton TX GO	5.000%	2/15/24	1,430	1,434
[11]	Dickinson Independent School District GO	4.000%	2/15/33	3,000	2,903
[11]	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	15,032
[11]	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,203
	Ector County Hospital District GO	5.000%	9/15/24	670	669
	Ector County Hospital District GO	5.000%	9/15/25	500	498
	Ector County Hospital District GO	5.000%	9/15/26	700	698
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,069
	EI Paso County TX GO	5.000%	2/15/29	1,465	1,494
	El Paso County Hospital District GO	5.000%	8/15/24	2,590	2,590
[11]	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,055
[11]	El Paso Independent School District GO	4.000%	8/15/33	2,250	2,175
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,785
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,010
	El Paso TX GO	5.000%	8/15/24	135	136
	El Paso TX GO	5.000%	8/15/24	350	353
	El Paso TX GO	5.000%	8/15/24	480	484
	El Paso TX GO	5.000%	8/15/24	500	504
	El Paso TX GO	5.000%	8/15/26	685	706
	El Paso TX GO	5.000%	8/15/26	535	551
	El Paso TX GO	5.000%	8/15/26	535	551
	El Paso TX GO	5.000%	8/15/27	715	745
	El Paso TX GO	5.000%	8/15/27	50	50
	El Paso TX GO	5.000%	8/15/27	400	417
	El Paso TX GO	5.000%	8/15/27	300	312
	El Paso TX GO	5.000%	8/15/28	435	458
	El Paso TX GO	5.000%	8/15/28	400	421
	El Paso TX GO	5.000%	8/15/28	450	473
	El Paso TX GO	4.000%	8/15/32	4,975	4,708
[11]	Forney Independent School District GO	5.000%	8/15/26	1,000	1,032
109

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Forney Independent School District GO	5.000%	8/15/27	875	914
[11]	Forney Independent School District GO	5.000%	8/15/28	585	618
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	595
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	34
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	245
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	308
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	598
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	61
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	157
	Fort Bend County TX GO	5.000%	3/1/25	2,785	2,825
	Fort Bend County TX GO	5.000%	3/1/25	200	203
	Fort Bend County TX GO	5.000%	3/1/25	500	507
	Fort Bend County TX GO	5.000%	3/1/26	425	434
	Fort Bend County TX GO	5.000%	3/1/26	720	736
	Fort Bend County TX GO	5.000%	3/1/27	250	258
	Fort Bend County TX GO	5.000%	3/1/27	500	517
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/27	500	518
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/28	1,000	1,049
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/29	250	265
[11]	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	2,651
[11]	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,283
[11]	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,019
[11]	Fort Bend Independent School District GO	5.000%	8/15/25	160	163
[11]	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,385
[11]	Fort Bend Independent School District GO	5.000%	8/15/26	760	783
[11]	Fort Bend Independent School District GO	4.000%	2/15/32	4,430	4,350
[11]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	21,630	21,308
[11]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	3,965	3,728
[11]	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,676
[11]	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,148
[11]	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	1,955
[11]	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,277
[11]	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,550
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	5,173
	Fort Worth TX GO	5.000%	3/1/25	4,535	4,597
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,241
	Fort Worth TX GO	4.000%	3/1/31	5,140	4,992
	Fort Worth TX Hotel Occupancy Tax Revenue	5.000%	3/1/31	1,070	1,072
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	1,962
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	4,471
[11]	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,401
[11]	Friendswood Independent School District GO	4.000%	2/15/27	625	625
[11]	Friendswood Independent School District GO	4.000%	2/15/28	645	644
[11]	Frisco Independent School District GO	5.000%	8/15/25	1,900	1,938
[11]	Frisco Independent School District GO	5.000%	2/15/26	5,785	5,929
[11]	Frisco Independent School District GO	5.000%	8/15/26	1,830	1,887
[11]	Frisco Independent School District GO	5.000%	2/15/27	6,245	6,480
[11]	Frisco Independent School District GO	5.000%	2/15/28	6,335	6,655
[11]	Frisco Independent School District GO	5.000%	2/15/29	6,560	6,967
[11]	Frisco Independent School District GO	5.000%	2/15/30	6,680	7,141
[11]	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,039
[11]	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,588
[11]	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,018
[11]	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,065
[11]	Galena Park Independent School District GO	5.000%	8/15/27	1,500	1,567
	Galveston County TX GO	4.000%	2/1/24	1,000	1,000
	Galveston County TX GO	4.000%	2/1/25	1,085	1,088
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	734
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	776
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	3,875	3,958
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	793
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,555
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	335	345
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,985	4,134
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	245	254
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	3,640	3,648
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/29	330	344
110

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	450	471
[3]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	370	390
	Garland TX GO	5.000%	2/15/25	800	811
	Garland TX GO	5.000%	2/15/26	690	707
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/25	650	661
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/27	850	881
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/28	1,050	1,095
[3]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/29	1,750	1,835
[11]	Godley Independent School District Public Facility GO	5.000%	2/15/28	550	556
[11]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,486
[11]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	17,170	14,917
[11]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	4,200	3,814
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	22,735	23,534
[11]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,524
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	225
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	476
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	543
[1,5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	4.210%	11/2/23	2,425	2,425
[1]	Greenville TX GO	4.000%	2/15/27	2,470	2,480
[1]	Greenville TX GO	4.000%	2/15/29	1,525	1,532
[11]	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	4,303
[11]	Hallsville TX Independent School District GO	4.000%	2/15/33	1,000	979
[11]	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,418
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,020	1,003
[11]	Harlandale Independent School District GO PUT	0.750%	8/15/25	8,800	8,277
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	760
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,036
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,501
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,257
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,017
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,052
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	5,193
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,019
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	8,272
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,985	3,086
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	7,560	7,602
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	9,260	9,322
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	3,759
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	1,975	2,017
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	11,990	12,248
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,000	16,520
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	3,750	3,750
[5]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	3,750	3,750
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 70% of SOFR + 0.730%	4.440%	11/15/46	2,500	2,496
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.570%	4.660%	12/1/49	1,310	1,310
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	5.040%	7/1/49	3,250	3,247
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,203
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	7,584
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	2,555	2,607
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	2,806
	Harris County TX GO	5.000%	10/1/25	1,825	1,862
	Harris County TX GO	5.000%	10/1/25	1,140	1,163
	Harris County TX GO	5.000%	10/1/26	1,570	1,597
	Harris County TX GO	5.000%	10/1/26	485	501
	Harris County TX GO	5.000%	9/15/27	1,300	1,359
	Harris County TX GO	5.000%	10/1/27	5,030	5,261
	Harris County TX GO	5.000%	10/1/27	505	528
	Harris County TX GO	5.000%	9/15/28	625	661
	Harris County TX GO	5.000%	10/1/28	350	370
	Harris County TX GO	5.000%	9/15/29	900	958
	Harris County TX Highway Revenue	5.000%	8/15/25	210	214
	Harris County TX Highway Revenue	5.000%	8/15/28	3,000	3,076
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/24	5,145	4,890
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	11,263
111

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/27	4,925	4,028
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	5,760	4,468
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,190	1,191
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	3,811
[10]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,320	4,374
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	1,925	1,926
[11]	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	823
	Hays County TX GO	5.000%	2/15/24	1,035	1,038
	Hays County TX GO	5.000%	2/15/26	1,600	1,642
[5]	Hays County TX Special Assessment Revenue	2.500%	9/15/25	65	61
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	434
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	566
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	927
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	200	202
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/28	240	239
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	500	504
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/29	475	473
[9]	Housing Synergy PFC Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	7,160	7,213
	Houston Community College System GO	5.000%	2/15/25	1,690	1,716
	Houston Community College System GO	5.000%	2/15/26	800	820
	Houston Community College System GO	5.000%	2/15/26	3,005	3,081
	Houston Community College System GO	5.000%	2/15/27	2,870	2,983
	Houston Community College System GO	5.000%	2/15/27	4,450	4,626
[9]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	2,560	2,536
[11]	Houston Independent School District GO PUT	3.000%	6/1/24	6,440	6,391
[11]	Houston Independent School District GO PUT	3.500%	6/1/25	16,000	15,805
[11]	Houston Independent School District GO PUT	4.000%	6/1/25	4,320	4,300
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,314
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	5,531
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	1,788
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,285	2,351
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,038
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	6,580
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,539
	Houston TX GO	5.000%	3/1/26	4,400	4,513
	Houston TX GO	5.000%	3/1/27	6,225	6,455
	Houston TX GO	5.000%	3/1/28	510	535
	Houston TX GO	5.000%	3/1/29	800	848
	Houston TX GO	5.000%	3/1/30	1,250	1,335
	Houston TX GO	5.000%	3/1/31	2,200	2,364
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	125
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	110
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	140
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	285
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	370
[11]	Humble Independent School District GO	5.500%	2/15/25	1,710	1,746
[11]	Humble Independent School District GO	4.000%	2/15/26	4,000	3,989
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,110
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	4,344
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,358
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,455
[11]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,289
[11]	Hutto Independent School District GO	5.000%	8/1/27	300	312
[11]	Hutto Independent School District GO	5.000%	8/1/28	315	331
[11]	Hutto Independent School District GO	5.000%	8/1/29	425	450
[11]	Hutto Independent School District GO	5.000%	8/1/30	225	240
[11]	Hutto Independent School District GO	5.000%	8/1/31	400	430
[11]	Hutto Independent School District GO PUT	2.000%	8/1/25	2,875	2,757
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	740	746
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	504
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	210	212
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	420	424
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	475	479
[11]	Irving Independent School District GO	5.000%	2/15/29	1,550	1,643
[11]	Irving Independent School District GO	5.000%	2/15/30	1,160	1,239
[11]	Irving Independent School District GO	5.000%	2/15/32	3,585	3,678
	Irving TX GO	5.000%	9/15/26	3,150	3,245
112

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Irving TX GO	5.000%	8/15/27	255	265
[11]	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	1,763
[11]	Judson Independent School District GO	4.000%	2/1/33	1,050	1,016
[5]	Justin TX Special Assessment Revenue	2.500%	9/1/26	100	92
[11]	Katy Independent School District GO	4.000%	2/15/24	410	410
[11]	Katy Independent School District GO	4.000%	2/15/25	925	925
[11]	Katy Independent School District GO	5.000%	2/15/29	500	533
[11]	Katy Independent School District GO	5.000%	2/15/30	650	698
[11]	Katy Independent School District GO	4.000%	2/15/32	2,115	2,051
	Kaufman County TX GO	5.000%	2/15/25	255	259
	Kaufman County TX GO	5.000%	2/15/25	125	127
	Kaufman County TX GO	5.000%	2/15/26	165	168
	Kaufman County TX GO	5.000%	2/15/27	200	205
	Kaufman County TX GO	5.000%	2/15/27	175	179
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	341
[11]	Klein Independent School District GO	5.000%	8/1/24	375	378
[11]	Klein Independent School District GO	4.000%	8/1/31	2,110	2,051
	Klein Independent School District GO	4.000%	8/1/31	2,170	2,098
[5]	Kyle TX Special Assessment Revenue	4.375%	9/1/28	500	483
[11]	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,091
[11]	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,660
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/25	225	223
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	240	237
[11]	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,556
[5]	Lakewood Village TX Special Assessment Revenue	4.375%	9/15/27	356	341
[11]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,267
	Laredo TX GO	5.000%	2/15/27	240	245
	Laredo TX GO	5.000%	2/15/27	1,000	1,036
	Laredo TX GO	5.000%	2/15/29	1,510	1,595
	Laredo TX GO	5.000%	2/15/30	1,200	1,277
	Laredo TX GO	5.000%	2/15/31	1,000	1,070
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	116
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	215
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	281
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	227
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	438
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	453
[5]	Lavon TX Special Assessment Revenue	3.500%	9/15/27	426	388
	League City TX GO	5.000%	2/15/27	465	482
[11]	Leander Independent School District GO	5.000%	8/15/25	2,860	2,917
[11]	Leander Independent School District GO	5.000%	8/15/27	5,335	5,487
[11]	Leander Independent School District GO	0.000%	8/15/28	1,690	1,354
	Leander Independent School District GO	4.000%	8/15/33	1,000	919
[11]	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	373
[11]	Leander Independent School District GO, Prere.	0.000%	8/15/24	20,000	5,199
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/43	9,488	9,519
[11]	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,657
[5]	Liberty Hill TX Special Assessment Revenue	2.625%	9/1/27	468	423
[5]	Liberty Hill TX Special Assessment Revenue	3.500%	9/1/27	186	170
[11]	Little Elm Independent School District GO PUT	0.680%	8/15/25	840	789
[11]	Llano Independent School District GO	5.000%	2/15/27	1,410	1,463
[11]	Llano Independent School District GO	5.000%	2/15/31	1,000	1,044
	Lone Star College System GO	4.000%	2/15/32	1,250	1,233
[11]	Longview Independent School District GO	5.000%	2/15/26	275	282
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	1,000	1,015
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/26	985	1,010
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,380	1,430
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/27	1,200	1,238
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/28	5,720	5,985
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/29	3,490	3,677
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	10,765	10,999
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	1,020	1,025
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/24	500	503
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,075	2,106
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	4,200	4,223
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	6,565	6,664
113

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,000	2,030
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	500	508
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,180	1,198
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	5,020	5,032
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	4,020	4,109
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,545	1,579
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	3,000	3,067
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/26	1,715	1,753
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,120	2,187
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	3,205	3,306
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	2,000	2,063
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	500	520
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	6,230	6,480
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	135	136
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,040
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,460	1,527
[3,5]	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project) TOB VRDO	4.210%	11/2/23	8,000	8,000
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,101
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/27	800	822
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/28	1,000	1,035
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/29	1,150	1,196
	Lubbock TX GO	5.000%	2/15/25	3,160	3,169
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	365
	Mainland College GO	5.000%	8/15/24	280	282
	Mainland College GO	5.000%	8/15/25	350	356
	Mainland College GO	5.000%	8/15/26	400	412
	Mainland College GO	5.000%	8/15/27	500	520
[11]	Manor Independent School District GO	5.000%	8/1/25	1,100	1,121
[11]	Manor Independent School District GO	5.000%	8/1/26	840	866
[11]	Manor Independent School District GO	5.000%	8/1/27	1,255	1,310
[11]	Mansfield Independent School District GO	4.000%	2/15/25	4,910	4,913
[11]	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,326
[11]	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,670
[11]	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,147
[11]	Marshall Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,020
[11]	McKinney Independent School District GO	5.000%	2/15/29	500	529
	McKinney TX GO	5.000%	8/15/25	225	229
	McKinney TX GO	5.000%	8/15/27	400	417
	McKinney TX GO	5.000%	8/15/29	325	345
	McKinney TX GO	5.000%	8/15/30	325	347
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/27	250	259
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/29	350	369
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/30	500	530
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	450
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	560
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,075
[3]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	2,250	2,316
[11]	Mesquite Independent School District GO	5.000%	8/15/32	3,545	3,639
[11]	Mesquite Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,020
[5]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	4.750%	9/1/30	1,000	954
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,167
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/30	1,565	1,647
	Midland County Hospital District GO	5.000%	5/15/25	360	366
	Midland County Hospital District GO	5.000%	5/15/26	390	400
	Midland County Hospital District GO	5.000%	5/15/27	1,350	1,397
	Midland County Hospital District GO	5.000%	5/15/28	1,420	1,483
[11]	Midlothian Independent School District GO	5.000%	2/15/25	370	375
[11]	Midlothian Independent School District GO	5.000%	2/15/26	550	563
[11]	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,290
[11]	Midlothian Independent School District GO	5.000%	2/15/27	700	725
[11]	Midlothian Independent School District GO	5.000%	2/15/27	2,425	2,511
[11]	Midlothian Independent School District GO PUT	2.000%	8/1/24	7,035	6,900
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	126
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	231
[11]	Midway Independent School District GO	4.000%	8/1/27	1,500	1,508
[11]	Midway Independent School District GO	4.000%	8/1/28	1,230	1,235
114

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,232
[11]	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	698
[11]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/30	2,560	2,504
[11]	Monahans-Wickett-Pyote Independent School District GO	4.000%	2/15/31	1,230	1,198
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	501
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	749
[11]	Montgomery Independent School District GO	5.000%	2/15/25	1,950	1,980
[11]	Nederland Independent School District GO	5.000%	8/15/25	1,875	1,912
[11]	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,033
[11]	Nederland Independent School District GO	5.000%	8/15/28	1,000	1,057
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	776
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	611
[11]	New Caney Independent School District GO PUT	1.250%	8/15/24	9,355	9,128
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	2,770
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	2,576
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,067
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.500%	1/1/27	3,275	2,993
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,852
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,596
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	870	870
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	625
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,245	1,263
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	4,100	4,214
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,020	1,048
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,815
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/26	1,300	1,332
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	420	436
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	425	441
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/27	1,100	1,142
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,000
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,091
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,286
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,192
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	2,895	2,915
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,805	1,809
[11]	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,048
[11]	North East TX Independent School District GO	5.000%	8/1/26	420	433
[11]	North East TX Independent School District GO PUT	2.200%	8/1/24	16,375	15,934
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	753
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	2,885	2,952
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	3,587
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	1,585	1,653
[1,5]	North FT Bend Water Authority Water Revenue TOB VRDO	4.200%	11/2/23	2,310	2,310
	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/32	1,000	1,017
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	3.625%	9/15/26	250	235
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,494
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,402
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	340	341
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	505	505
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	6,436
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	550	550
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	345	345
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,000	2,003
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,074
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	19,508
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	454
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	4,750	4,850
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	490	490
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	1,690	1,693
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	4,940
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,895	18,509
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	190	194
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	210	219
115

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	955	999
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,915	2,008
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,225	1,293
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	4,355	4,374
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	820	871
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	15,000	15,796
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	12,055	12,750
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	2,875	2,884
[14]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,348
[14]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	10,000	8,010
[11]	Northside Independent School District GO	5.000%	8/15/25	1,300	1,326
[11]	Northside Independent School District GO	5.000%	8/15/25	1,155	1,178
[11]	Northside Independent School District GO	5.000%	8/15/25	1,000	1,020
[11]	Northside Independent School District GO	4.000%	8/15/26	3,260	3,268
[11]	Northside Independent School District GO	3.000%	6/15/30	2,000	1,784
[11]	Northside Independent School District GO PUT	1.600%	8/1/24	18,005	17,636
[11]	Northside Independent School District GO PUT	0.700%	6/1/25	23,825	22,454
[11]	Northside Independent School District GO PUT	3.000%	8/1/26	28,360	27,326
[11]	Northside Independent School District GO PUT	2.000%	6/1/27	9,980	9,166
	Nueces County TX GO	5.000%	2/15/28	435	453
	Odessa TX GO	4.000%	3/1/28	2,000	2,008
[11]	Palacios Independent School District GO	5.000%	2/15/29	2,260	2,396
[11]	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,024
[11]	Pasadena Independent School District GO PUT	1.500%	8/15/24	18,025	17,623
	Pearland TX GO	5.000%	3/1/25	685	694
	Pearland TX GO	5.000%	3/1/26	600	613
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,044
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,042
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	299
[11]	Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,611
	Pflugerville TX GO	5.000%	8/1/26	805	829
	Pflugerville TX GO	5.000%	8/1/26	450	463
	Pflugerville TX GO	5.000%	8/1/27	725	755
	Pflugerville TX GO	5.000%	8/1/27	655	682
	Pflugerville TX GO	5.000%	8/1/28	1,145	1,205
	Pflugerville TX GO	5.000%	8/1/28	500	526
[11]	Plainview Independent School District GO	5.000%	2/15/24	1,155	1,158
[11]	Plainview Independent School District GO	5.000%	2/15/25	995	1,009
[11]	Plainview Independent School District GO	5.000%	2/15/26	545	559
[11]	Plainview Independent School District GO	5.000%	2/15/27	655	681
[11]	Plano Independent School District GO	4.000%	2/15/32	1,000	970
	Plano TX GO	3.100%	9/1/33	4,010	3,354
[11]	Pleasanton Independent School District GO	4.000%	8/15/33	2,605	2,519
	Port Arthur Independent School District GO	5.000%	2/15/24	555	556
[11]	Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,259
	Port Arthur Independent School District GO	4.000%	2/15/33	1,000	948
[11]	Pottsboro Independent School District GO PUT	2.750%	8/15/24	6,000	5,932
[5]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	4.500%	9/1/30	444	423
[11]	Prosper Independent School District GO	5.000%	2/15/27	1,500	1,553
[11]	Prosper Independent School District GO	5.000%	2/15/29	1,000	1,055
[11]	Prosper Independent School District GO	4.000%	2/15/30	1,400	1,387
[11]	Prosper Independent School District GO	4.000%	2/15/31	1,000	974
[11]	Prosper Independent School District GO PUT	3.000%	8/15/25	9,765	9,521
[4]	PSC Miscellaneous Revenue PUT	3.750%	2/1/28	11,500	10,713
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	431
	Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	451
[11]	Richardson Independent School District GO	4.000%	2/15/25	2,405	2,405
[11]	Richardson Independent School District GO	4.000%	2/15/26	3,735	3,700
	Rockland County TX GO	5.000%	2/1/25	535	542
	Rockland County TX GO	5.000%	2/1/26	550	562
	Rockland County TX GO	5.000%	2/1/27	800	826
[11]	Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,522
[11]	Rockwall Independent School District GO	4.000%	2/15/28	265	266
[11]	Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,020
	Round Rock Independent School District GO	5.000%	8/1/25	2,870	2,919
[11]	Round Rock Independent School District GO	5.000%	8/1/25	7,000	7,137
	Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,576
116

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Round Rock Independent School District GO	5.000%	8/1/26	5,100	5,274
	Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,237
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	3,531
	Round Rock TX GO	5.000%	8/15/27	610	637
	Round Rock TX GO	5.000%	8/15/28	640	675
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	1,715
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	5.000%	2/15/29	1,300	1,371
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	5.000%	2/15/30	1,000	1,060
	San Angelo TX GO	2.000%	2/15/25	2,720	2,624
	San Angelo TX GO	3.000%	2/15/26	5,580	5,434
	San Angelo TX GO	3.000%	2/15/27	5,750	5,527
	San Angelo TX GO	3.000%	2/15/29	5,510	5,138
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	4,015	3,965
[11]	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,642
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/27	5,320	5,512
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/28	10,125	10,595
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/29	11,435	12,051
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/30	14,705	15,608
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/24	1,835	1,839
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,075	1,088
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	7,014
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	379
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	1,330	1,361
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	5,779
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	383
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	1.500%	2/1/28	3,325	2,770
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.125%	2/1/28	3,000	2,825
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	515	538
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,715	4,387
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	11,405	10,662
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.250%	2/1/29	5,000	4,671
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,000	1,053
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	1,745	1,797
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	4,000	4,211
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	2,305	2,427
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,500	4,762
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	4,360	4,614
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,059
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,105	2,152
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	5,000	5,012
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	10,000	9,795
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	5,000	5,012
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	16,940	16,424
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	21,945
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	16,170	15,171
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,000	4,419
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,010	9,744
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,855	8,799
[2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.870%	5.060%	2/1/48	42,500	42,419
	San Antonio TX GO	5.000%	2/1/25	4,495	4,507
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	662
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,000	1,038
	San Antonio Water System Water Revenue	5.000%	5/15/29	1,000	1,055
	San Antonio Water System Water Revenue	5.000%	5/15/30	1,000	1,061
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	16,520	16,353
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	11,335	9,897
[2]	San Antonio Water System Water Revenue, SIFMA Municipal Swap Index Yield + 0.650%	4.840%	5/1/44	25,445	25,293
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,015
	San Jacinto Community College District GO	5.000%	2/15/27	560	577
	San Jacinto Community College District GO	5.000%	2/15/28	560	582
	San Patricio County TX GO	5.000%	4/1/24	100	100
	San Patricio County TX GO	5.000%	4/1/25	100	101
	San Patricio County TX GO	5.000%	4/1/26	150	153
	San Patricio County TX GO	5.000%	4/1/27	140	144
	San Patricio County TX GO	5.000%	4/1/28	450	469
	San Patricio County TX GO	5.000%	4/1/29	300	316
117

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Patricio County TX GO	5.000%	4/1/30	500	530
[11]	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,058
[11]	Sherman TX Independent School District GO	5.000%	2/15/29	1,000	1,062
[11]	Sherman TX Independent School District GO	5.000%	2/15/30	750	799
[11]	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,015
[11]	Southside Independent School District GO	5.000%	8/15/24	250	252
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	505
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,098
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,026
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/29	1,125	1,195
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/24	175	176
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/26	325	330
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/27	175	179
[11]	Southwest Independent School District GO	4.000%	2/1/25	570	571
[11]	Southwest Independent School District GO	4.000%	2/1/26	500	501
[11]	Southwest Independent School District GO	5.000%	2/1/27	650	672
[11]	Southwest Independent School District GO	5.000%	2/1/28	1,005	1,050
[11]	Southwest Independent School District GO	5.000%	2/1/29	950	1,002
[4,11]	Southwest Independent School District GO	5.000%	2/1/29	950	1,002
[11]	Southwest Independent School District GO	5.000%	2/1/30	1,775	1,886
[4,11]	Southwest Independent School District GO	5.000%	2/1/30	1,300	1,381
[11]	Southwest Independent School District GO	5.000%	2/1/31	1,000	1,071
[11]	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	3,308
[11]	Spring Independent School District GO	5.000%	8/15/26	1,300	1,323
[11]	Spring Independent School District GO	5.000%	8/15/26	500	516
[11]	Spring Independent School District GO	4.000%	8/15/31	2,145	2,116
[11]	Spring Independent School District GO	4.000%	8/15/32	3,545	3,490
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,305
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	875	926
[4]	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	20,760	20,971
	Sugar Land TX GO	5.000%	2/15/25	500	506
	Tarrant County College District GO	5.000%	8/15/28	1,565	1,647
	Tarrant County College District GO	5.000%	8/15/29	3,195	3,386
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	1,958
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	400	404
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	805	796
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,620	1,638
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	400	407
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	3,571
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	675	689
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	225	231
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	413
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	175	182
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	506
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	300	311
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	418
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,051
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,000	2,126
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.000%	11/15/27	500	494
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	180	169
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	7,435	7,553
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	13,555	14,209
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	11/1/23	6,300	6,300
[2,5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.640%	8/1/50	29,485	29,311
	Tarrant County TX GO	5.000%	7/15/25	300	306
	Tarrant County TX GO	5.000%	7/15/27	375	392
	Tarrant County TX GO	5.000%	7/15/28	300	317
	Tarrant County TX GO	5.000%	7/15/29	500	533
	Tarrant County TX GO	5.000%	7/15/30	520	557
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.000%	9/1/27	5,830	5,852
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,038
	Temple TX GO	4.000%	8/1/32	1,630	1,601
[11]	Temple TX Independent School District GO	5.000%	2/1/28	1,105	1,161
118

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	Temple TX Independent School District GO	5.000%	2/1/29	1,280	1,357
[11]	Temple TX Independent School District GO	5.000%	2/1/30	1,575	1,682
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,160	1,217
	Texas A&M University College & University Revenue	5.000%	5/15/27	1,565	1,632
	Texas A&M University College & University Revenue	5.000%	5/15/28	2,000	2,078
	Texas A&M University College & University Revenue	5.000%	5/15/28	1,300	1,369
	Texas A&M University College & University Revenue	5.000%	5/15/29	2,145	2,281
	Texas A&M University College & University Revenue	5.000%	5/15/30	2,310	2,478
[11]	Texas City TX Independent School District GO	4.000%	2/15/25	1,430	1,432
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.750%	1/1/49	1,630	1,619
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	7,845	7,446
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	9,805	9,986
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	3,075	3,160
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	10,855	11,129
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	3/1/54	14,555	15,113
	Texas GO	5.000%	8/1/25	2,000	2,038
	Texas GO	5.000%	8/1/25	2,510	2,557
	Texas GO	4.000%	8/1/26	1,450	1,443
	Texas GO	5.000%	10/1/26	5,550	5,600
	Texas GO	4.000%	8/1/27	2,250	2,234
	Texas GO	5.000%	10/1/27	3,120	3,149
	Texas GO	5.000%	10/1/27	4,285	4,303
	Texas GO	4.000%	8/1/28	1,250	1,239
	Texas GO	4.000%	8/1/29	2,750	2,715
	Texas GO	4.000%	8/1/30	1,500	1,466
	Texas GO	5.000%	8/1/30	3,500	3,617
	Texas GO	4.000%	8/1/31	1,250	1,215
[6]	Texas GO VRDO	4.100%	11/1/23	2,855	2,855
	Texas GO, Prere.	5.000%	4/1/24	10,115	10,157
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	4,015	4,017
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	55,645	56,717
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	5,660	5,659
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	5,200	5,191
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	3,410	3,401
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	7,700	7,670
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	17,195	17,075
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	18,890	18,644
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	5,500	5,404
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	495	483
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	840	844
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,164
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,000	1,007
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	469
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	629
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,186
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	1,894
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,376
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	11,565	11,847
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,000	956
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	1,822
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	175
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	250
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	261
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	500	508
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,640	1,653
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/27	1,000	1,030
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	734
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	640	657
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,810	1,836
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/29	1,000	1,027
[1]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,000	1,029
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	2,613
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	1,530	1,504
[9]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	4,111	4,126
[3,5]	Texas State Technical College & University Revenue TOB VRDO	4.290%	11/7/23	6,835	6,835
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	5,922
119

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System College & University Revenue	5.000%	3/15/26	750	752
	Texas State University System College & University Revenue	5.000%	3/15/26	800	820
	Texas State University System College & University Revenue	5.000%	3/15/27	130	132
	Texas Tech University System College & University Revenue	3.350%	2/15/30	6,125	5,607
	Texas Transportation Commission GO PUT	0.650%	4/1/26	37,075	33,348
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,209
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/28	745	768
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	3,200	3,214
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	4,583
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	6,178
	Texas Water Development Board Water Revenue	5.000%	10/15/26	2,000	2,073
	Texas Water Development Board Water Revenue	5.000%	4/15/27	1,200	1,250
	Texas Water Development Board Water Revenue	5.000%	10/15/27	1,450	1,521
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,885	1,986
	Texas Water Development Board Water Revenue	5.000%	4/15/28	1,000	1,053
	Texas Water Development Board Water Revenue	5.000%	10/15/28	3,650	3,863
	Texas Water Development Board Water Revenue	5.000%	10/15/28	1,420	1,503
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,240	2,378
	Texas Water Development Board Water Revenue	5.000%	4/15/29	2,000	2,123
	Texas Water Development Board Water Revenue	5.000%	10/15/29	2,500	2,665
	Texas Water Development Board Water Revenue	5.000%	10/15/29	3,450	3,677
	Texas Water Development Board Water Revenue	5.000%	4/15/30	2,300	2,460
	Texas Water Development Board Water Revenue	5.000%	4/15/30	3,000	3,208
	Texas Water Development Board Water Revenue	4.000%	10/15/30	5,240	5,166
	Texas Water Development Board Water Revenue	5.000%	10/15/30	5,000	5,370
	Texas Water Development Board Water Revenue	5.000%	10/15/31	1,000	1,040
	Texas Water Development Board Water Revenue	4.000%	10/15/32	7,700	7,450
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,760	1,740
[11]	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,078
[11]	Tomball Independent School District GO PUT	0.260%	8/15/24	2,350	2,275
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.750%	8/1/25	1,500	1,469
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/27	3,500	3,380
	Travis County TX GO	5.000%	3/1/25	5,000	5,076
	Travis County TX GO	5.000%	3/1/26	5,000	5,128
	Travis County TX GO	5.000%	3/1/33	15,760	16,560
	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.230%	2/1/24	4,125	4,076
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,507
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	102
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/27	550	571
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/28	625	656
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/29	850	900
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/30	2,025	2,159
[11]	Tyler Independent School District GO	5.000%	2/15/27	1,400	1,455
[11]	Tyler Independent School District GO	5.000%	2/15/28	1,000	1,051
[11]	Tyler Independent School District GO	5.000%	2/15/30	1,000	1,069
[11]	Tyler Independent School District GO	4.000%	2/15/32	3,595	3,487
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	6,217
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	8,988
	University of Houston College & University Revenue	5.000%	2/15/31	1,490	1,512
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,261
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,153
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	5,500	5,617
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	2,945	3,008
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	424
[11]	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	3,868
	Waco TX GO	4.000%	2/1/28	1,725	1,733
	Waco TX GO	4.000%	2/1/29	3,590	3,597
[11]	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	854
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/27	1,260	1,304
[11]	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	555
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/30	1,245	1,327
[11]	Waller Consolidated Independent School District GO	4.000%	2/15/32	1,000	970
	Waxahachie TX GO	4.000%	8/1/30	1,000	994
[11]	Weslaco Independent School District GO	4.000%	2/15/32	1,220	1,183
	Williamson County TX GO	5.000%	2/15/28	25	25
	Williamson County TX GO	5.000%	2/15/28	10,000	10,477
	Williamson County TX GO	5.000%	2/15/29	23,265	24,582
120

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williamson County TX GO	4.000%	2/15/33	2,140	2,046
	Williamson County TX GO	4.000%	2/15/34	2,250	2,149
[11]	Willis Independent School District GO	4.000%	2/15/26	650	653
[11]	Willis Independent School District GO	4.000%	2/15/27	795	801
[11]	Willis Independent School District GO	4.000%	2/15/28	1,955	1,974
[11]	Willis Independent School District GO	4.000%	2/15/28	1,180	1,194
[11]	Wylie Independent School District / Taylor County GO	4.000%	2/15/31	1,925	1,876
[11]	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,622
[11]	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,151
[11]	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,072
					2,724,506
Utah (0.3%)
	Alpine School District GO (Utah School Bond Guaranty Program)	2.950%	3/15/33	7,525	6,455
	Davis School District GO	4.000%	6/1/25	4,395	4,403
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	5,619
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,835	1,950
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,720	1,844
	Murray UT Revenue VRDO	3.870%	11/1/23	12,955	12,955
	University of Utah College & University Revenue	5.000%	8/1/26	365	376
	University of Utah College & University Revenue	5.000%	8/1/28	375	396
[10]	Utah Board of Higher Education College & University Revenue	5.500%	4/1/29	12,825	13,502
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	171
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	136
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	126
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	23,245	23,294
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	2,500	2,515
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	2,735	2,788
	Utah GO, Prere.	5.000%	1/1/25	9,355	9,478
[9]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,735
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	255
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	532
	Utah State University College & University Revenue	4.000%	12/1/27	480	478
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/24	500	503
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/26	500	511
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/28	700	727
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/29	750	783
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.000%	6/1/30	1,000	1,050
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	280	285
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	255	259
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	352
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	768
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	470
					94,716
Vermont (0.0%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	510
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	516
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	100	99
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	115	113
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	500	484
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	160	153
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	225	212
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	440	409
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	225	206
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	504
					3,206
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	510	512
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	1,265	1,265
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	4,310	4,295
[5]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	148
					6,220
Virginia (1.0%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	375	375
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	650	652
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	815	821
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	820	827
121

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	268
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,130
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,275
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,946
	Arlington County VA GO, Prere.	2.500%	8/15/29	10,000	8,899
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	66,675	66,675
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,725	1,659
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	889
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,059
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/28	3,750	3,924
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/29	2,750	2,900
	Fairfax County VA GO	5.000%	10/1/25	1,505	1,521
	Halifax County IDA Electric Power & Light Revenue PUT	1.650%	5/31/24	1,495	1,463
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	51,190	52,391
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	700	690
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,700	1,506
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	500
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	998
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,680
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	415	410
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	420	410
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	440	419
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	455	428
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/29	230	213
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,014
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,024
	Loudoun County VA GO	5.000%	12/1/27	2,110	2,224
	Loudoun County VA GO	5.000%	12/1/28	2,115	2,259
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	9,000	8,242
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	3,435	3,303
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,055
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,460
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,429
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	819
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	685
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	1,796
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	997
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,067
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/28	10,380	10,832
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	640	638
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,509
	Norfolk VA GO, Prere.	5.000%	10/1/26	2,500	2,594
	Norfolk VA GO, Prere.	5.000%	10/1/26	1,040	1,079
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	637
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	880
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	912
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	943
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	903
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	10,786
	Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	2,200	2,252
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	348
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	402
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	428
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,165
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	7,776
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.300%	12/1/28	1,165	959
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	1.550%	12/1/29	500	408
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/25	5,065	5,067
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	6,915	7,028
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	10,000	10,045
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	300	299
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	605
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,210
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/26	235	219
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,325	1,328
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	2,750	2,764
122

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5,6]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.340%	11/2/23	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	6,385	5,847
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,765	2,659
					284,684
Washington (2.1%)
	Auburn School District No. 408 of King & Pierce Counties GO	4.000%	12/1/32	3,455	3,340
	Benton County School District No 400 Richland GO	5.000%	12/1/31	1,500	1,558
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	10,000	10,035
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	10,000	10,226
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,137
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.200%	4.390%	11/1/45	5,310	5,215
[2]	Central Puget Sound Regional Transit Authority Sales Tax Revenue, SIFMA Municipal Swap Index Yield + 0.450%	4.640%	11/1/45	18,625	18,625
	Chelan County Public Utility District No. 1 Multiple Utility Revenue	5.000%	7/1/25	1,000	1,018
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	6,737
	Clark County School District No. 117 Camas GO	4.000%	12/1/30	3,825	3,828
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	16
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	5,356
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	103
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	11,902
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,990	4,039
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	6,060	6,146
	Franklin County School District No. 1 Pasco GO	5.000%	12/1/32	2,790	2,911
	Grant & Douglas Counties School District No. 144-101 Quincy GO	4.000%	12/1/32	3,610	3,487
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	255
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	289
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/26	1,120	1,149
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/27	675	700
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/28	750	788
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/29	950	1,008
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/30	2,200	2,347
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	13,727
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	11,559
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	212
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/24	135	134
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	137
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	10/1/25	75	73
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	443
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/26	75	74
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	638
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/27	150	147
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/28	150	146
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/28	1,655	1,685
	King County Public Hospital District No. 2 GO, Prere.	5.000%	12/1/24	100	101
	King County School District No. 403 Renton GO	5.000%	12/1/25	1,000	1,023
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,578
	King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/32	3,200	3,239
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	1,000	986
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,491
[2]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	4.420%	1/1/40	23,500	22,967
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	270
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	339
	Pierce County School District No. 320 Sumner GO	4.000%	12/1/31	1,260	1,235
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	500
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,023
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	503
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/29	3,000	3,183
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	7,045	7,535
	Richland WA Waterworks Utility Water Revenue	5.000%	11/1/33	1,270	1,307
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/27	4,500	4,553
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/30	4,150	4,071
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	3,927
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/33	1,310	1,285
[2]	Seattle WA Municipal Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.580%	11/1/46	13,025	13,025
123

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	4.340%	5/1/45	7,650	7,430
[2]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.490%	4.680%	11/1/46	2,500	2,500
	Skagit County Consolidated School District No. 320 Mount Vernon GO	5.000%	12/1/31	1,000	1,043
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	1,913
	Snohomish County School District No. 4 Lake Stevens GO	4.000%	12/1/32	1,150	1,107
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,551
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.250%	6/1/32	460	436
	University of Washington College & University Revenue	5.000%	4/1/25	310	315
	University of Washington College & University Revenue	4.000%	12/1/30	2,835	2,789
	University of Washington College & University Revenue PUT	4.000%	8/1/27	18,805	18,720
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,023
	Washington GO	5.000%	6/1/25	3,000	3,056
	Washington GO	5.000%	8/1/25	10,865	11,085
	Washington GO	5.000%	8/1/25	5,135	5,239
	Washington GO	5.000%	7/1/26	10,000	10,321
	Washington GO	5.000%	7/1/26	10,000	10,321
	Washington GO	5.000%	8/1/26	12,455	12,869
	Washington GO	5.000%	8/1/26	5,570	5,755
	Washington GO	5.000%	8/1/26	10,000	10,333
	Washington GO	5.000%	6/1/27	5,200	5,431
	Washington GO	5.000%	7/1/27	7,000	7,320
	Washington GO	5.000%	8/1/27	10,000	10,475
	Washington GO	5.000%	2/1/28	3,000	3,037
	Washington GO	4.000%	7/1/28	25,000	25,318
	Washington GO	4.000%	7/1/28	5,000	5,064
	Washington GO	5.000%	7/1/28	10,000	10,578
	Washington GO	5.000%	8/1/28	10,000	10,589
	Washington GO	5.000%	8/1/31	15,040	15,616
	Washington GO	5.000%	8/1/31	3,000	3,048
	Washington GO	5.000%	8/1/35	1,000	1,014
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,426
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,007
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,015
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,241
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	677
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	1,970
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,278
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	1,275	1,286
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	2,979
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,023
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,000	3,945
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,025	3,046
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	10,140	9,959
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	19,350	18,932
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	6,500	6,506
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	33,020	33,164
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	24,710	24,936
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	34,895	32,443
[5]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.170%	11/2/23	8,800	8,800
[2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 1.400%	5.590%	1/1/35	4,620	4,621
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	4.000%	5/1/33	1,525	1,424
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/24	1,005	1,007
	Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/26	555	568
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/24	450	448
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/28	540	546
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/26	350	351
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/27	200	202
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	1,755	1,605
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	110	105
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,185	1,204
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/32	1,000	946
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/25	350	351
124

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.000%	7/1/26	2,450	2,410
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	4.750%	7/1/27	470	456
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/27	350	355
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/28	555	566
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/29	775	794
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/30	810	834
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	604
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	3.750%	7/1/26	1,170	1,093
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.000%	6/1/49	2,790	2,730
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.000%	12/1/50	905	855
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	2,775	2,769
	Washington State University College & University Revenue	5.000%	10/1/24	585	590
[1]	Western Washington University College & University Revenue	4.000%	4/1/24	250	250
					597,944
West Virginia (0.3%)
[3]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,427
[3]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,072
[3]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	2,975
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	120	119
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	1,959
[5]	Monongalia County WV Tax Allocation Revenue	5.000%	6/1/33	1,000	978
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	9,891
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,172
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/32	2,400	2,327
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,017
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,170
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/30	2,065	2,139
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	1,900
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,064
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,368
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	11/1/23	12,370	12,370
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.240%	11/2/23	5,765	5,765
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/24	2,350	2,369
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/25	2,465	2,515
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	10,603
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	1,890	1,967
					73,167
Wisconsin (1.9%)
	Burnett County WI GO	2.000%	11/1/26	1,010	925
	Burnett County WI GO	3.000%	11/1/27	1,285	1,215
	Burnett County WI GO	3.000%	11/1/28	1,325	1,239
	Dane County WI GO	2.000%	4/1/27	3,405	3,058
	Dane County WI GO	2.000%	4/1/28	1,715	1,501
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,577
	Madison Metropolitan School District Miscellaneous Revenue	5.000%	9/3/24	10,000	10,091
	Madison WI GO	1.250%	10/1/31	7,725	5,571
	Madison WI Metropolitan School District GO	1.375%	3/1/31	4,760	3,620
	Middleton-Cross Plains Area School District GO	3.000%	3/1/28	3,125	2,998
	Middleton-Cross Plains Area School District GO	3.000%	3/1/29	2,785	2,644
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,067
	Milwaukee WI GO	4.000%	3/15/25	3,000	2,966
	Milwaukee WI GO	5.000%	4/1/26	3,785	3,824
	Milwaukee WI GO	5.000%	4/1/26	5,425	5,481
	Milwaukee WI GO	5.000%	4/1/26	12,535	12,665
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,368
	Milwaukee WI GO	5.000%	4/1/27	5,240	5,353
	Milwaukee WI GO	5.000%	4/1/27	2,945	3,008
	Milwaukee WI GO	5.000%	4/1/27	8,800	8,990
[1]	Milwaukee WI GO	5.000%	4/1/27	1,310	1,342
125

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,383
[1]	Milwaukee WI GO	5.000%	4/1/27	1,460	1,496
	Milwaukee WI GO	5.000%	4/1/28	3,735	3,838
	Milwaukee WI GO	5.000%	4/1/28	700	719
	Milwaukee WI GO	5.000%	4/1/28	8,805	9,047
[3]	Milwaukee WI GO	5.000%	4/1/28	6,665	6,875
[1]	Milwaukee WI GO	5.000%	4/1/28	1,320	1,362
[3]	Milwaukee WI GO	5.000%	4/1/28	1,680	1,733
	Milwaukee WI GO	5.000%	4/1/29	1,050	1,084
	Milwaukee WI GO	5.000%	4/1/29	3,615	3,691
[1]	Milwaukee WI GO	5.000%	4/1/29	2,655	2,754
[3]	Milwaukee WI GO	5.000%	4/1/29	1,685	1,748
	Milwaukee WI GO	5.000%	4/1/30	1,335	1,359
[3]	Milwaukee WI GO	5.000%	4/1/30	6,765	7,060
	Milwaukee WI GO	5.000%	4/1/31	1,770	1,802
[1]	Milwaukee WI GO	3.000%	4/1/33	1,415	1,193
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	508
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	1,851
[5]	Necedah Area School District Miscellaneous Revenue BAN	4.500%	3/1/24	3,500	3,500
	Oregon School District GO	3.050%	3/1/30	3,190	2,894
	Oregon WI School District GO	2.700%	3/1/27	1,075	992
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue	5.000%	9/25/24	2,500	2,515
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/26	430	422
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/26	185	179
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	275	267
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/28	440	424
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/28	470	444
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	450	408
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/25	600	608
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	15,070	14,686
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	18,575	17,711
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	275
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,333
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	428
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,500
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	227
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	6,155	6,267
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	450
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	610	585
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	3,000	3,086
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,117
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,880	3,896
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	860
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	250	253
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	365	346
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	4,680	4,864
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	2,295	2,337
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	250	254
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	255	239
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	4,045	4,245
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	320	296
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,800	1,649
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,050	1,051
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/27	1,080	1,119
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/28	875	916
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	5.000%	7/1/29	1,000	1,056
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	8,195	7,520
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	5.000%	6/1/27	5,665	5,501
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/31	7,830	6,896
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	10,340	9,794
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	815	815
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	2,555	2,580
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	4,485	4,570
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/26	4,710	4,853
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	4,799	4,654
	Sauk Prairie School District GO	5.000%	3/1/26	225	230
126

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sauk Prairie School District GO	5.000%	3/1/27	225	232
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	330
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	339
	Verona Area School District GO	5.000%	4/1/25	1,695	1,724
	Waukesha School District GO	4.000%	4/1/24	780	780
	Waukesha School District GO	4.000%	4/1/25	825	825
	Waukesha WI GO	5.000%	10/1/24	200	202
	Waukesha WI GO	2.000%	10/1/26	2,455	2,243
	Waukesha WI GO	2.000%	10/1/27	3,000	2,675
	Waukesha WI GO	5.000%	10/1/27	280	292
	Waukesha WI GO	2.000%	10/1/28	3,000	2,604
	Waukesha WI GO	5.000%	10/1/28	265	279
	Waunakee Community School District GO	3.250%	4/1/28	24,000	22,464
	Wausau School District GO	5.000%	3/1/28	2,845	2,981
	Wausau School District GO	5.000%	3/1/29	4,530	4,784
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/27	2,630	2,646
	Wauwatosa School District GO	5.000%	3/1/25	5,550	5,625
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	839
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	212
	Wisconsin GO	5.000%	11/1/27	1,780	1,835
[2]	Wisconsin GO, SIFMA Municipal Swap Index Yield + 0.420%	4.610%	5/1/25	2,500	2,483
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	353
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	610
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,127
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	125
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	500
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,078
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,005
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	958
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	499
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	978
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	205	198
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	738
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	233
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	499
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	14,843
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	127
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	696
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,005
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,018
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	335
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	634
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	16,888
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,855	2,869
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	204
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	360	330
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,070
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	150	155
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	375	334
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	850	876
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	275	286
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	8,000	8,029
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	175	183
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	275	290
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,009
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	8,355	8,360
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/3/24	3,040	3,060
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	9,000	9,008
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	2,260	2,302
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,575	1,604
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	10,075	10,270
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	8,381
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	8,130	8,292
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.450%	11/1/23	12,800	12,800
127

Limited-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	8,560	8,560
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	4,360	4,352
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.370%	8/15/54	4,000	3,914
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/47	5,135	5,004
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	4.000%	3/1/48	4,310	4,238
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,895	1,773
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	11,245	11,234
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	2,285	2,403
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.550%	3/1/24	840	829
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.600%	9/1/24	1,050	1,018
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.700%	3/1/25	475	443
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.850%	9/1/25	900	843
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	0.950%	3/1/26	875	804
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.050%	9/1/26	820	743
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.150%	3/1/27	850	759
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.250%	9/1/27	870	768
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.400%	3/1/28	750	639
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.500%	9/1/28	790	667
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.600%	3/1/29	855	717
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	1.700%	9/1/29	835	691
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	4.250%	3/1/49	1,570	1,534
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	255	255
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.610%	5/1/24	1,865	1,820
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	952
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.340%	12/2/24	4,695	4,674
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.810%	5/1/25	6,435	6,091
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/25	15,560	15,362
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	13,030	12,574
	Wood County WI Miscellaneous Revenue	4.500%	3/14/24	4,625	4,627
					549,616
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	120
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	95
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	179
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	219
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	119
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	30,834
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	1,035	982
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,010	3,088
					35,756
Total Tax-Exempt Municipal Bonds (Cost $30,349,434)					29,047,914
128

Limited-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[20]	Vanguard Municipal Cash Management Fund (Cost $134,773)	4.058%	1,347,624	134,789
Total Investments (99.9%) (Cost $30,484,207)				29,182,703
Other Assets and Liabilities—Net (0.1%)				28,222
Net Assets (100%)				29,210,925
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $1,706,613,000, representing 5.8% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Securities with a value of $4,524,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
17	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
18	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
19	Step bond.
20	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	2,052	415,370	(1,910)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2023	(2,368)	(247,401)	4,995
				3,085
See accompanying Notes, which are an integral part of the Financial Statements.
129

Limited-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $30,349,434)	29,047,914
Affiliated Issuers (Cost $134,773)	134,789
Total Investments in Securities	29,182,703
Investment in Vanguard	1,036
Cash	75
Receivables for Investment Securities Sold	121,818
Receivables for Accrued Income	353,465
Receivables for Capital Shares Issued	32,037
Other Assets	461
Total Assets	29,691,595
Liabilities
Payables for Investment Securities Purchased	356,878
Payables for Capital Shares Redeemed	105,804
Payables for Distributions	16,711
Payables to Vanguard	1,189
Variation Margin Payable—Futures Contracts	88
Total Liabilities	480,670
Net Assets	29,210,925
At October 31, 2023, net assets consisted of:

Paid-in Capital	30,908,306
Total Distributable Earnings (Loss)	(1,697,381)
Net Assets	29,210,925

Investor Shares—Net Assets
Applicable to 79,041,752 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	830,404
Net Asset Value Per Share—Investor Shares	$10.51

Admiral Shares—Net Assets
Applicable to 2,701,390,993 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,380,521
Net Asset Value Per Share—Admiral Shares	$10.51
See accompanying Notes, which are an integral part of the Financial Statements.
130

Limited-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	742,976
Total Income	742,976
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,622
Management and Administrative— Investor Shares	1,512
Management and Administrative— Admiral Shares	23,245
Marketing and Distribution— Investor Shares	73
Marketing and Distribution— Admiral Shares	1,651
Custodian Fees	301
Auditing Fees	31
Shareholders’ Reports—Investor Shares	11
Shareholders’ Reports—Admiral Shares	116
Trustees’ Fees and Expenses	17
Other Expenses	105
Total Expenses	28,684
Expenses Paid Indirectly	(301)
Net Expenses	28,383
Net Investment Income	714,593
Realized Net Gain (Loss)
Investment Securities Sold[1]	(132,613)
Futures Contracts	1,147
Realized Net Gain (Loss)	(131,466)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	239,811
Futures Contracts	2,174
Change in Unrealized Appreciation (Depreciation)	241,985
Net Increase (Decrease) in Net Assets Resulting from Operations	825,112
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,510,000, $19,000, and $15,000, respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	714,593	523,539
Realized Net Gain (Loss)	(131,466)	(198,305)
Change in Unrealized Appreciation (Depreciation)	241,985	(2,148,146)
Net Increase (Decrease) in Net Assets Resulting from Operations	825,112	(1,822,912)
Distributions
Investor Shares	(21,664)	(18,063)
Admiral Shares	(689,304)	(505,068)
Total Distributions	(710,968)	(523,131)
Capital Share Transactions
Investor Shares	(321,370)	(276,736)
Admiral Shares	(1,859,840)	(5,130,321)
Net Increase (Decrease) from Capital Share Transactions	(2,181,210)	(5,407,057)
Total Increase (Decrease)	(2,067,066)	(7,753,100)
Net Assets
Beginning of Period	31,277,991	39,031,091
End of Period	29,210,925	31,277,991

See accompanying Notes, which are an integral part of the Financial Statements.
131

Limited-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.47	$11.17	$11.20	$11.07	$10.77
Investment Operations
Net Investment Income[1]	.239	.149	.141	.188	.209
Net Realized and Unrealized Gain (Loss) on Investments	.040	(.698)	(.029)	.130	.300
Total from Investment Operations	.279	(.549)	.112	.318	.509
Distributions
Dividends from Net Investment Income	(.239)	(.151)	(.142)	(.188)	(.209)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.239)	(.151)	(.142)	(.188)	(.209)
Net Asset Value, End of Period	$10.51	$10.47	$11.17	$11.20	$11.07
Total Return[2]	2.66%	-4.95%	1.00%	2.90%	4.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$830	$1,143	$1,506	$1,326	$1,333
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.37%	1.26%	1.69%	1.90%
Portfolio Turnover Rate	55%	65%	37%	31%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.47	$11.17	$11.20	$11.07	$10.77
Investment Operations
Net Investment Income[1]	.249	.158	.150	.196	.218
Net Realized and Unrealized Gain (Loss) on Investments	.039	(.699)	(.029)	.131	.300
Total from Investment Operations	.288	(.541)	.121	.327	.518
Distributions
Dividends from Net Investment Income	(.248)	(.159)	(.151)	(.197)	(.218)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.248)	(.159)	(.151)	(.197)	(.218)
Net Asset Value, End of Period	$10.51	$10.47	$11.17	$11.20	$11.07
Total Return[2]	2.74%	-4.87%	1.08%	2.98%	4.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,381	$30,135	$37,525	$31,153	$27,720
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.46%	1.34%	1.77%	1.98%
Portfolio Turnover Rate	55%	65%	37%	31%	21%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.
132

Limited-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
133

Limited-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,036,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $301,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
134

Limited-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	29,047,914	—	29,047,914
Temporary Cash Investments	134,789	—	—	134,789
Total	134,789	29,047,914	—	29,182,703
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,995	—	—	4,995
Liabilities
Futures Contracts[1]	1,910	—	—	1,910
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	16,897
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,302,360)
Capital Loss Carryforwards	(395,474)
Qualified Late-Year Losses	—
Other Temporary Differences	(16,444)
Total	(1,697,381)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	710,968	523,131
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	710,968	523,131
*	Includes short-term capital gains, if any.
135

Limited-Term Tax-Exempt Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,485,063
Gross Unrealized Appreciation	12,533
Gross Unrealized Depreciation	(1,314,893)
Net Unrealized Appreciation (Depreciation)	(1,302,360)
F.	During the year ended October 31, 2023, the fund purchased $16,120,316,000 of investment securities and sold $16,967,624,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2023, such purchases were $367,175,000 and sales were $803,755,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	184,996	17,348	492,537	45,441
Issued in Lieu of Cash Distributions	18,018	1,689	14,659	1,358
Redeemed	(524,384)	(49,165)	(783,932)	(72,419)
Net Increase (Decrease)—Investor Shares	(321,370)	(30,128)	(276,736)	(25,620)
Admiral Shares
Issued	10,118,761	948,393	14,478,771	1,338,913
Issued in Lieu of Cash Distributions	483,089	45,292	361,778	33,528
Redeemed	(12,461,690)	(1,169,334)	(19,970,870)	(1,854,167)
Net Increase (Decrease)—Admiral Shares	(1,859,840)	(175,649)	(5,130,321)	(481,726)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
136

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Limited-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Limited-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
137

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
138

"Bloomberg® and Bloomberg 1–5 Year Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Limited-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Limited-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Limited-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1–5 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Limited-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Limited-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg 1–5 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Limited-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Limited-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Limited-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1–5 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE LIMITED-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1–5 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1–5 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE LIMITED-TERM TAX-EXEMPT FUND OR THE BLOOMBERG 1–5 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David  Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q310 122023

Annual Report   |   October 31, 2023
Vanguard Intermediate-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Intermediate-Term Tax-Exempt Fund returned 2.69% for Investor Shares and 2.77% for Admiral Shares. The fund outperformed the 2.47% return of its expense-free benchmark index.
•	Early on, inflation continued to ease amid ongoing interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending helped dial back expectations of a sustained recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Municipal bonds were not immune to the run-up in Treasury yields. As a whole, however, muni fundamentals remained solid, and they fared better than the overall bond market, with a return of 2.64%, as measured by the Bloomberg Municipal Bond Index.
•	The main drivers of the fund’s outperformance were an overweight to credit, which fared well given the resilience in the economy, employment of a barbell strategy regarding yield-curve positioning, and management of the fund’s convexity profile. A structural overweight duration position detracted.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%

Advisor’s Report
For the 12 months ended October 31, 2023, Vanguard Intermediate-Term Tax-Exempt Fund returned 2.69% for Investor Shares and 2.77% for Admiral Shares. The fund outperformed the 2.47% return of its benchmark index and the 2.34% average return of its peer group.
With municipal bond yields rising, the 30-day SEC yield for Investor Shares ended the 12 months at 4.07%, up from 3.65% a year earlier. The 30-day yield for Admiral Shares climbed to 4.15%, up from 3.73%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
Central banks, including the U.S. Federal Reserve, the European Central Bank, and the Bank of England, reacted to the prospect of inflation remaining stubbornly high by aggressively hiking interest rates, even as their actions fanned fears of a global recession down the road.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period led several major central banks to slow the pace of their interest rate hikes or hit the pause button.
Government bond yields rose across the maturity spectrum in major markets over the 12 months. Central bank action and some stress in March in the banking sector drove short-term rates higher in the first part of the period. Longer-term rates began to climb from July as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for an extended period of time.
The bellwether 10-year U.S. Treasury yield rose 0.88 percentage points to end the period at 4.93%. Longer-term Treasury yields saw a similar rise; the 30-year yield climbed 0.93 percentage points to 5.09%.
As a whole, muni fundamentals remained solid. They fared better than the overall bond market with a return of 2.64%, according to the Bloomberg Municipal Bond Index, but they did face some challenges.
Muni yields initially eased off the highs they hit in October 2022, but they resumed their upward trajectory toward the end of the summer and finished the period higher than at the beginning of the period across the maturity spectrum.
Muni mutual funds also had to contend with outflows, especially among shorter-term funds. With cash and money market funds paying more than they had in over a decade, some muni investors chose to wait out the volatility in rates by moving to the sidelines.
Management of the fund
One driver of the fund’s relative outperformance was an overweight to credit. The strong demand for AAA-munis pushed their valuations into rich territory, and the asset class showed healthy fundamentals. In light of this, we felt comfortable focusing on lower-quality investment-grade munis; they were offering more yield and their spreads seemed unlikely to widen significantly if the economy slowed.
Another driver was how we managed the convexity profile of the fund. (Convexity is a measure of how much a bond’s duration changes when interest rates change.) The duration of a callable bond tends to lengthen in a rising interest rate environment—especially when interest rates rise above the bond’s coupon rate—which amplifies the decline in its price. Convexity management has become more important with the proliferation of callable munis being issued with coupons of 4%, 3%, and even 2%. By utilizing our expertise in measuring these risks, we were able to make bond convexity a benefit to the fund during the 12 months.
Yield curve positioning modestly contributed to relative performance. We took a barbell approach with an allocation to short-term bonds—which we expect will benefit from an eventual normalization in the yield curve—and an allocation to bonds further out on the curve to lock in attractive returns.
The fund has a structural overweight to duration (a measure of the price sensitivity of a portfolio to changes in interest rates). That positioning, specifically at times when rates were rising (and bond prices
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2022	October 31, 2023
2 years	3.20%	3.75%
5 years	3.27	3.55
10 years	3.40	3.64
30 years	4.17	4.65
Source: Vanguard.

were falling), dampened relative performance.
Outlook
While some market participants are counting on a Goldilocks scenario where inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s the risk that wage gains could contribute to inflation remaining sticky and above target. Also, consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. Although the Fed may eventually cut interest rates, they are likely to persist well above the low levels we have become accustomed to since the global financial crisis.
Our outlook for munis is positive, given the strength of their fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly, even in a recession.  Moreover, valuations toward the long end of the curve are especially compelling. With regard to cash flows, once the yield curve begins to normalize, we would expect inflows to muni funds to pick up with investors who are reassessing the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
No matter what the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
James D’Arcy, CFA,
Portfolio Manager
Mathew M. Kiselak, Principal,
Portfolio Manager,
Head of Long-Term Municipal Portfolio Management
Vanguard Fixed Income Group
November 8, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$962.60	$0.84
Admiral™ Shares	1,000.00	963.00	0.45
Based on Hypothetical 5% Yearly Return
Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Intermediate-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Tax-Exempt Fund Investor Shares	2.69%	1.25%	1.94%	$12,122
Bloomberg 1-15 Year Municipal Bond Index	2.47	1.25	1.87	12,033
Bloomberg Municipal Bond Index	2.64	1.00	2.12	12,333

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Intermediate-Term Tax-Exempt Fund Admiral Shares	2.77%	1.33%	2.03%	$61,118
Bloomberg 1-15 Year Municipal Bond Index	2.47	1.25	1.87	60,165
Bloomberg Municipal Bond Index	2.64	1.00	2.12	61,666
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2023
New York	13.8%
Texas	11.1
California	8.6
Illinois	6.2
Pennsylvania	5.1
Florida	4.5
New Jersey	3.8
Georgia	3.7
Michigan	3.1
Alabama	3.0
Washington	2.9
Ohio	2.7
Colorado	1.9
Massachusetts	1.8
Arizona	1.7
Kentucky	1.6
Wisconsin	1.5
Puerto Rico	1.4
Virginia	1.4
Maryland	1.3
Tennessee	1.3
South Carolina	1.3
Nevada	1.2
Connecticut	1.1
Indiana	1.1
Minnesota	1.1
District of Columbia	1.1
Missouri	1.1
Oregon	1.0
Nebraska	1.0
Louisiana	1.0
Other	6.6
The table reflects the fund’s investments, except for short-term investments and derivatives.

Intermediate-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (2.9%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/28	1,015	1,056
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/29	1,895	1,985
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/30	4,800	5,058
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/31	3,600	3,817
	Alabama Economic Settlement Authority Miscellaneous Revenue	4.000%	9/15/33	7,500	7,117
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	10,030	10,128
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	3,345	3,496
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/33	1,005	1,059
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/34	1,320	1,387
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/35	1,250	1,308
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/36	1,315	1,366
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/37	1,000	1,029
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/38	1,000	1,022
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/40	755	765
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	12,310	11,607
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	34,600	36,091
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,535	4,061
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,195	2,208
	Auburn AL GO	5.000%	8/1/39	2,000	2,066
	Auburn University College & University Revenue	5.000%	6/1/37	2,310	2,359
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/28	2,750	2,771
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	700	736
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	793
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	500	530
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	350	370
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	375	393
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	350	336
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	500	464
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	400	368
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	400	364
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	600	543
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	3,945	4,092
	Birmingham Water Works Board Water Revenue	5.000%	1/1/27	1,100	1,141
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	5,000	5,189
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/32	1,150	1,177
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/33	1,500	1,535
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/34	1,825	1,865
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/35	2,155	2,196
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/29	1,750	1,681
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/29	2,660	2,543
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/30	2,715	2,582
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/30	4,280	4,044
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/31	2,890	2,714
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/31	3,200	2,986
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	87,720	84,492
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/28	14,910	15,086
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	89,075	90,161
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	99,075	91,000
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	72,980	71,328
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	8,490	8,227
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6)	4.000%	12/1/25	2,955	2,902
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	79,845	76,907
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	99,025	98,495
[2]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	4.540%	10/1/52	71,250	69,412
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	37,860	36,512

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	16,160	15,485
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	87,860	88,018
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	36,165	36,202
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	25,690	25,883
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	21,715	19,975
[2]	Black Belt Energy Gas District Natural Gas Revenue, 67% of TSFR1M + 0.900%	4.537%	12/1/48	9,500	9,500
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/28	485	499
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/29	500	516
[3]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/30	425	442
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,565	1,336
	DCH Healthcare Authority Hospital Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,695	1,417
	Energy Southeast A Cooperative District Electric Power & Light Revenue PUT	5.750%	11/1/31	50,355	52,087
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	14,900	15,153
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,500	1,527
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,000	1,007
	Health Care Authority for Baptist Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	875	872
	Hoover AL GO	5.000%	3/1/41	4,850	4,989
	Hoover AL GO, Prere.	4.000%	7/1/26	2,485	2,503
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/26	660	684
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/28	500	521
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	1,000	1,039
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/29	500	519
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/32	1,040	1,075
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/33	1,010	1,042
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/34	1,880	1,939
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/35	2,000	2,057
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/36	2,025	2,073
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/37	1,500	1,531
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/38	1,325	1,349
	Huntsville AL GO	5.000%	5/1/25	2,535	2,578
	Huntsville AL GO	5.000%	5/1/26	2,660	2,742
	Huntsville AL GO	5.000%	5/1/34	3,515	3,641
	Huntsville AL GO	5.000%	5/1/35	3,690	3,820
	Huntsville AL GO	5.000%	5/1/35	3,000	3,105
	Huntsville AL GO	5.000%	5/1/36	3,875	3,988
	Huntsville AL GO	5.000%	5/1/36	4,330	4,457
	Huntsville AL GO	5.000%	5/1/36	5,055	5,283
	Huntsville AL GO	5.000%	5/1/37	4,070	4,168
	Huntsville AL GO	5.000%	5/1/37	3,050	3,123
	Huntsville AL GO	5.000%	5/1/37	5,055	5,241
	Huntsville AL GO	5.000%	5/1/38	2,270	2,315
	Huntsville AL GO	5.000%	3/1/41	2,250	2,315
	Huntsville AL GO	5.000%	3/1/42	845	865
	Huntsville AL GO	5.000%	3/1/42	4,020	4,115
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,500	1,525
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,655	1,683
	Huntsville AL Water Revenue, Prere.	5.000%	5/1/25	1,525	1,551
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	4,190	4,226
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	4,300	4,286
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,892
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	4,540	3,914
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,600	3,072
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	22,825	23,514
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,750	1,528
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,790	1,530
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	2,120	1,782
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	2,210	1,812
	Jacksonville State University College & University Revenue	5.000%	12/1/29	1,465	1,516
	Jefferson County AL GO	5.000%	4/1/26	3,610	3,693
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/25	3,680	3,727
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/26	2,650	2,709
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/27	5,715	5,869
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/28	2,540	2,604

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/29	5,305	5,418
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/30	7,575	7,711
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/32	5,000	5,071
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	6,700	6,793
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	3,305	3,351
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/36	5,105	4,653
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/37	16,995	15,170
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/26	1,000	841
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/27	1,410	1,115
[3]	Jefferson County AL Sewer Revenue	0.000%	10/1/28	1,500	1,113
[1]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/26	4,400	4,568
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/31	2,500	2,469
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	83,010	81,139
	Mobile Alabama Industrial Development Board Industrial Revenue GO PUT	3.780%	6/16/26	4,215	4,132
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/27	3,505	3,585
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/29	3,575	3,658
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/30	2,500	2,557
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/31	3,000	3,068
	Montgomery AL GO	3.000%	12/1/33	4,780	4,099
	Montgomery AL GO	3.000%	12/1/34	3,415	2,874
	Montgomery AL GO	3.000%	12/1/35	1,500	1,235
	Montgomery AL GO	4.000%	12/1/35	500	480
	Montgomery AL GO	3.000%	12/1/37	1,000	777
	Montgomery AL GO	3.000%	12/1/38	1,000	759
	Montgomery AL GO	3.000%	12/1/39	1,000	744
	Mountain Brook Board of Education GO	4.000%	3/1/34	200	199
	Mountain Brook Board of Education GO	4.000%	3/1/36	300	291
	Mountain Brook Board of Education GO	3.000%	3/1/38	225	177
	Mountain Brook Board of Education GO	3.000%	3/1/39	165	127
	Mountain Brook Board of Education GO	3.000%	3/1/40	250	190
	Mountain Brook Board of Education GO	3.000%	3/1/41	490	364
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/35	4,000	3,795
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	239,270	238,196
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	35,435	35,202
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	6/1/29	2,995	2,863
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	6/1/30	2,195	2,067
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	6/1/31	1,845	1,709
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	12/1/31	455	417
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	21,215	19,940
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	31,565	32,033
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	9,785	9,690
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	107,605	107,225
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	17,630	17,511
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,765	4,803
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,005	3,017
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	5,695	5,225
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	4,025	3,675
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	6,265	5,688
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	6,515	5,784
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	6,780	5,896
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	6,050	5,162
	Special Care Facilities Financing Authority of the City of Pell City Alabama Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,330	2,805
[1]	Troy University College & University Revenue	5.000%	11/1/27	1,175	1,220
[1]	Troy University College & University Revenue	5.000%	11/1/28	330	345
[1]	Troy University College & University Revenue	5.000%	11/1/29	1,000	1,048
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/30	1,600	1,635
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,045	1,077
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	1,500	1,546
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	2,025	2,088

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	467
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	625	656
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	800	846
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	600	627
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,000	2,033
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,055	2,084
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,000	2,029
	University of Alabama At Birmingham College & University Revenue	4.000%	10/1/36	3,000	2,814
	University of Alabama College & University Revenue	3.000%	7/1/37	1,235	955
[3]	University of South Alabama College & University Revenue	4.000%	4/1/24	375	375
[3]	University of South Alabama College & University Revenue	5.000%	11/1/25	1,700	1,728
[3]	University of South Alabama College & University Revenue	5.000%	11/1/27	2,035	2,086
[3]	University of South Alabama College & University Revenue	5.000%	4/1/28	750	778
[3]	University of South Alabama College & University Revenue	5.000%	11/1/28	2,310	2,360
[3]	University of South Alabama College & University Revenue	5.000%	4/1/29	535	558
[3]	University of South Alabama College & University Revenue	5.000%	11/1/29	1,110	1,131
[3]	University of South Alabama College & University Revenue	5.000%	4/1/30	400	418
[3]	University of South Alabama College & University Revenue	5.000%	4/1/31	425	440
[3]	University of South Alabama College & University Revenue	5.000%	4/1/32	1,980	2,043
[3]	University of South Alabama College & University Revenue	5.000%	11/1/33	5,110	5,183
[3]	University of South Alabama College & University Revenue	4.000%	4/1/36	1,400	1,246
[3]	University of South Alabama College & University Revenue	4.000%	4/1/38	1,000	869
[3]	University of South Alabama College & University Revenue	4.000%	4/1/40	1,030	874
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	7,825	7,435
					1,934,774
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/30	2,500	2,584
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/33	8,430	8,836
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/34	3,000	3,130
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/36	250	258
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/39	2,000	1,395
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/28	1,400	1,468
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/29	1,100	1,154
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	12/1/29	2,000	1,988
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/30	1,120	1,109
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/30	900	954
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	1,125	1,196
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/32	920	975
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	940	993
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/33	870	913
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/33	955	1,001
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/34	1,335	1,386
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/37	1,750	1,593
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/28	500	507
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/31	1,300	1,272
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/32	1,375	1,342
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/33	1,185	1,153
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/34	1,000	967
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/35	850	817
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/37	3,080	3,169
[4]	Alaska State Municipal Bond Bank Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.080%	11/1/23	6,750	6,750
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	2,350	2,374
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	4,500	4,545
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/30	1,590	1,650
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/31	2,000	2,072
	Anchorage AK Water Revenue	5.000%	5/1/30	2,095	2,165
	Anchorage AK Water Revenue	5.000%	5/1/31	1,570	1,618
	Anchorage AK Water Revenue	5.000%	5/1/34	4,000	4,117
	Anchorage AK Water Revenue	5.000%	5/1/35	4,000	4,109
	Anchorage AK Water Revenue	5.000%	5/1/36	3,470	3,552
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/31	15,000	15,146
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/32	5,000	5,048
	Municipality of Anchorage AK GO	4.000%	9/1/33	1,230	1,230
	Municipality of Anchorage AK GO	4.000%	9/1/33	725	725
	Municipality of Anchorage AK GO	4.000%	9/1/34	1,000	993
	Municipality of Anchorage AK GO	4.000%	9/1/35	1,250	1,225
	Municipality of Anchorage AK GO	4.000%	9/1/38	2,000	1,834

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,000	1,810
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,000	885
[5]	North Slope Borough AK GO	5.000%	6/30/27	900	932
[5]	North Slope Borough AK GO	5.000%	6/30/28	1,945	2,033
[5]	North Slope Borough AK GO	5.000%	6/30/30	1,140	1,204
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,000	1,042
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	795	831
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,455	1,520
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,960	2,046
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,800	1,732
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,500	2,375
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	1,867
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,500	1,375
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/38	2,500	2,247
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,115	989
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/40	1,750	1,533
					123,734
Arizona (1.7%)
	Arizona COP, ETM	5.000%	10/1/28	11,330	11,943
	Arizona COP, ETM	5.000%	10/1/29	17,350	18,440
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	4,375	4,509
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	14,000	14,426
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	7,845	8,084
	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	11,000	11,910
	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	10,945	11,836
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,000	1,001
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,925	3,957
[4,6]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.290%	11/2/23	5,510	5,510
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/29	3,005	2,917
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	500	457
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/30	755	700
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/30	1,250	1,205
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/31	850	874
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/32	710	730
[4]	Arizona IDA Charter School Aid Revenue	4.500%	7/1/33	515	474
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/33	1,000	1,026
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/34	1,050	1,071
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/35	935	950
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/36	1,115	1,006
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/38	300	270
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/38	2,060	2,044
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/38	600	523
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/39	1,000	891
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/39	840	723
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/40	830	736
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/40	855	726
[4]	Arizona IDA Charter School Aid Revenue	5.250%	7/1/43	275	243
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/30	530	492
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/29	125	128
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/30	130	133
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/31	125	128
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/32	725	633
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/33	750	644
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/34	770	649
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/35	800	661
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/36	820	660
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/38	880	670
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/39	905	674
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/40	1,865	1,362
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/41	1,930	1,381
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/27	170	171
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/28	170	172
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/29	160	162
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/30	190	192
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/31	200	202
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/32	210	211
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/33	220	221

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/34	230	212
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/35	240	219
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/36	665	594
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/41	1,390	1,146
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/27	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/28	60	61
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/29	65	66
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/30	70	71
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/31	70	71
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/32	325	329
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/33	315	318
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/34	335	309
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/35	370	337
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/36	310	277
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	495	408
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	420	436
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,695	1,783
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	338
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	200	205
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	300	308
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	420	431
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	225	203
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	355	315
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	1,235	1,085
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	445	385
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	1,215	1,039
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,145	973
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/41	900	666
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/28	3,300	3,433
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/28	1,635	1,705
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	500	523
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,410	1,480
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/29	2,450	2,576
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/29	3,530	3,718
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/29	2,610	2,754
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/30	2,000	2,112
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/30	2,780	2,940
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/30	2,865	3,034
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	1,490	1,581
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/31	1,785	1,894
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/31	3,125	3,322
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/31	3,715	3,955
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	8,650	9,223
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/27	400	411
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/28	325	337
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/29	700	731
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/31	325	338
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/32	325	338
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/33	350	363
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/34	250	237
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	530	546
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/36	555	569
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/37	775	787
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/38	650	657
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/39	500	438
[4,6]	Arizona IDA Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	7,641	7,641
[4]	Arizona IDA Multi Family Housing Revenue TOB VRDO	4.120%	11/1/23	115,700	115,700
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	1,505	90
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	4,955	297
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	2,605	156
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	7,000	420
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	8,130	488
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	6,000	360
[4,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	985	59
	Arizona Lease Revenue COP, ETM	5.000%	10/1/26	10,590	10,911
	Arizona Lease Revenue COP, ETM	5.000%	10/1/27	13,400	13,970
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	6,390	6,589

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	7,000	7,312
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	5,500	5,818
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/29	10,000	10,396
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/30	2,465	2,576
[1]	Arizona Sports & Tourism Authority Miscellanious Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	6,620	6,930
[4,6]	Arizona State IDA Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	18,300	18,300
	Arizona State University College & University Revenue	5.000%	7/1/26	810	835
	Arizona State University College & University Revenue	5.000%	7/1/28	3,660	3,723
	Arizona State University College & University Revenue	5.000%	7/1/28	1,860	1,892
	Arizona State University College & University Revenue	5.000%	7/1/28	840	870
	Arizona State University College & University Revenue	5.000%	7/1/30	715	720
	Arizona State University College & University Revenue	5.000%	7/1/31	725	738
	Arizona State University College & University Revenue	5.000%	7/1/32	895	910
	Arizona State University College & University Revenue	5.000%	7/1/33	700	712
	Arizona State University College & University Revenue	5.000%	7/1/33	750	754
	Arizona State University College & University Revenue	5.000%	7/1/34	1,000	1,016
	Arizona State University College & University Revenue	5.000%	7/1/34	750	753
	Arizona State University College & University Revenue	5.000%	7/1/34	1,250	1,287
	Arizona State University College & University Revenue	5.000%	7/1/35	605	614
	Arizona State University College & University Revenue	5.000%	7/1/35	750	753
	Arizona State University College & University Revenue	5.000%	7/1/35	1,280	1,314
	Arizona State University College & University Revenue	5.000%	7/1/36	1,000	1,004
	Arizona State University College & University Revenue	5.000%	7/1/37	1,500	1,524
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,043
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/30	860	687
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/31	450	350
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/36	5,125	3,621
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/41	8,000	5,011
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	17,820	17,368
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	380	372
[4,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	4,850	4,850
	Gilbert Water Resource Municipal Property Corp. Water Revenue	5.000%	7/1/27	2,555	2,633
	Glendale AZ GO	4.000%	7/1/41	1,920	1,697
	Glendale AZ GO	4.000%	7/1/42	2,000	1,749
	Glendale AZ Sales Tax Revenue	5.000%	7/1/27	3,495	3,650
	Glendale AZ Sales Tax Revenue	5.000%	7/1/29	2,500	2,607
	Glendale AZ Sales Tax Revenue	5.000%	7/1/30	8,745	8,872
	Glendale AZ Sales Tax Revenue	5.000%	7/1/31	6,415	6,507
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/30	1,775	1,764
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/31	1,500	1,458
[4]	IDA of the City of Phoenix Charter School Aid Revenue	5.000%	7/1/36	7,540	7,081
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/28	350	348
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/38	600	550
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/29	110	109
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/30	150	148
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/30	2,150	1,980
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/33	2,310	1,990
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/35	1,700	1,656
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/34	500	465
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/35	1,100	1,001
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	750	729
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/39	2,500	2,251
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/40	5,575	4,717
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	8,050	8,328
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	10,000	10,463
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/32	12,020	11,602
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	9,045	9,197
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	1,035	1,058
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	7,510	7,626
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,120	1,142
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,016
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,240	2,268
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	800	807
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	695	607
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,520	2,535
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,615	1,616
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	875	653

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	3,000	2,637
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	4,925
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	3,460	3,525
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	8,590	8,877
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	19,065	19,747
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	6,500	4,577
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/35	9,350	6,583
	Maricopa County School District No 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/39	14,905	10,734
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	1,895
	Maricopa County Special Health Care District GO	5.000%	7/1/29	5,000	5,262
	Maricopa County Special Health Care District GO	5.000%	7/1/30	3,200	3,391
	Maricopa County Unified School District No. 4 Mesa GO (Project of 2018)	5.000%	7/1/29	965	1,028
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/29	1,625	1,626
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/30	1,425	1,425
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/31	2,010	1,995
	Maricopa County Unified School District No. 80 Chandler (School Improvement Project) GO	5.000%	7/1/29	875	913
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/35	1,635	1,688
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/36	2,500	2,568
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/24	1,625	1,635
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/34	2,900	2,945
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/35	3,110	3,153
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/36	3,800	3,840
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/36	375	303
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/38	325	250
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/39	500	380
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	4,000	4,047
	Mesa AZ Utility System Water Revenue	3.000%	7/1/44	1,665	1,172
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/36	3,335	3,475
[1]	Northern Arizona University College & University Revenue	5.000%	6/1/37	3,275	3,371
	Phoenix AZ GO	5.000%	7/1/32	1,250	1,367
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	1,790	1,848
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	2,565	2,580
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	6,440	6,464
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/30	3,895	4,041
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	12,550	12,898
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	1,870	1,920
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	6,000	6,161
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	1,625	1,678
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	5,120	5,258
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	13,160	13,513
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	2,000	2,068
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	4,500	4,638
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,275	3,358
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	11,565	11,858
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	6,845	6,947
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	3,500	3,618
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	8,520	8,729
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	12,815	13,130
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,000	2,051
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	24,550	24,922
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	10,000	10,228
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	4,190	4,278
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	10,035	10,127
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	8,750	8,921
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,185	3,237
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	20,065	20,154
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	8,715	8,854
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	4,000	4,048
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	10,090	10,203
[5]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/39	2,750	2,892
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	2,500	2,244
[5]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	2,500	2,616
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	1,600	1,636
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/42	1,650	1,683
[8,9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/42	7,500	8,169
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/36	1,040	1,099
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/37	370	344

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/39	250	227
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	365	329
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	251
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	700	705
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/31	700	703
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	300	300
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/32	650	682
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/33	765	800
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/34	1,245	1,300
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	380	349
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/30	1,510	1,386
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/31	395	358
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/34	1,850	1,772
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/39	1,310	1,170
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,985	1,515
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	763
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,400	1,200
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,375	1,166
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,530	2,117
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	4,100	4,317
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	5,040	5,219
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/34	23,970	24,245
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	25,020	25,230
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	14,435	14,886
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	12,445	12,722
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	1/1/39	5,280	4,840
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	755	793
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	8,130	8,366
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/23	8,440	8,441
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	4,510	4,527
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/25	19,125	19,252
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	7,790	7,859
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/28	270	273
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	22,535	21,854
[4]	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/38	4,845	4,490
[4]	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/42	4,460	4,000
	Tucson AZ Water System Water Revenue	5.000%	7/1/28	1,765	1,843
	Tucson AZ Water System Water Revenue	5.000%	7/1/29	1,750	1,824
	University of Arizona College & University Revenue	5.000%	8/1/27	940	981
	University of Arizona College & University Revenue	5.000%	8/1/28	1,000	1,056
	University of Arizona College & University Revenue	5.000%	6/1/30	2,085	2,120
	University of Arizona College & University Revenue	5.000%	6/1/32	1,100	1,118
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,245	1,271
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,020	983
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,260	1,266
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,250	1,256
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,010	1,009
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.250%	8/1/32	1,500	1,506
					1,109,372
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,450	1,487
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,725	1,771
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,500	1,545
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,500	1,515
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,885	3,912
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,200	2,208
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,085	1,114
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,200	2,203
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,288
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,850	1,813
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	1,400	1,357
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,250	1,184
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,085	920
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	1,405	1,324
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,100	1,023
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/27	1,250	1,305
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/28	1,500	1,584

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/29	1,500	1,599
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	60	59
[3]	Little Rock School District GO	2.000%	2/1/39	8,420	5,296
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	200	205
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	185	191
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	3,000	3,057
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	3,305	3,364
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	2,815	2,864
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/39	1,000	1,013
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/29	2,735	2,710
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/30	3,280	3,233
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/31	1,535	1,503
	Rogers School District No. 30 GO	3.000%	2/1/31	1,960	1,738
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	4.000%	4/1/24	1,860	1,861
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	2,695	2,707
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	1,025	1,029
	Springdale School District No. 50 GO	3.000%	6/1/32	3,415	2,967
	University of Arkansas College & University Revenue	5.000%	11/1/25	570	582
	University of Arkansas College & University Revenue	5.000%	11/1/26	600	621
	University of Arkansas College & University Revenue	5.000%	11/1/27	1,050	1,050
	University of Arkansas College & University Revenue	5.000%	11/1/28	3,000	3,000
	University of Arkansas College & University Revenue	5.000%	11/1/29	1,970	1,970
	University of Arkansas College & University Revenue	5.000%	11/1/30	2,000	2,000
	University of Arkansas College & University Revenue	5.000%	4/1/35	1,335	1,428
	University of Arkansas College & University Revenue	5.000%	4/1/37	1,930	2,027
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,205	2,217
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,210	3,227
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	3,355	3,373
					85,444
California (8.5%)
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	1,965	2,035
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/27	2,340	2,458
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/33	750	782
[3]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/34	600	627
[10]	Acalanes Union High School District GO, 6.350% coupon rate effective 8/1/24	0.000%	8/1/39	5,000	5,184
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	6,510	6,511
[3]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	750	761
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	11,875	11,608
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	6,500	6,831
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	3,700	3,882
	Antelope Valley Community College District GO	0.000%	8/1/34	1,200	737
	Antelope Valley Community College District GO	0.000%	8/1/36	1,000	544
	Antelope Valley Community College District GO	0.000%	8/1/37	1,150	586
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	4,680	4,656
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	25,300	25,028
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	40,140	39,450
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	15,000	13,848
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	64,500	62,409
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,125	18,693
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	54,000	51,707
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	35,135	33,862
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	19,535	17,398
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	4.490%	4/1/56	10,000	9,693
[2]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	5.340%	4/1/36	1,605	1,604
	Beverly Hills Unified School District CA GO	0.000%	8/1/28	5,000	4,167
	Beverly Hills Unified School District CA GO	0.000%	8/1/29	7,950	6,357
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/30	4,180	4,198
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/31	4,395	4,410
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	53,265	51,434
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	55,180	56,836
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	128,580	128,092
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	98,270	97,965
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	58,050	55,216
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	127,400	130,291
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	24,900	24,737
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	65,770	60,907

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	10,300	7,643
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	600	617
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	500	519
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,800	1,711
	California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	80	80
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/29	3,000	3,056
	California Educational Facilities Authority College & University Revenue	0.000%	10/1/37	3,000	1,482
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	11,685	12,484
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	14,205	15,195
	California GO	5.000%	4/1/26	33,005	34,001
	California GO	5.000%	10/1/26	2,750	2,851
	California GO	5.000%	10/1/26	10,000	10,367
	California GO	4.000%	3/1/27	795	802
	California GO	5.000%	4/1/27	42,620	44,432
	California GO	5.000%	4/1/27	13,085	13,641
	California GO	3.500%	8/1/27	21,000	20,912
	California GO	5.000%	10/1/27	1,025	1,076
	California GO	5.000%	10/1/27	24,000	25,190
	California GO	5.000%	4/1/28	13,190	13,927
	California GO	5.000%	9/1/28	18,000	19,120
	California GO	5.000%	9/1/28	10,000	10,622
	California GO	5.000%	10/1/28	5,350	5,689
	California GO	5.000%	11/1/28	7,770	8,134
	California GO	5.000%	11/1/28	29,660	31,503
	California GO	5.000%	11/1/28	21,450	22,783
	California GO	5.000%	12/1/28	9,635	10,246
	California GO	5.000%	4/1/29	1,450	1,547
	California GO	5.000%	4/1/29	15,215	16,231
	California GO	5.000%	9/1/29	1,830	1,886
	California GO	5.000%	9/1/29	7,030	7,246
	California GO	5.000%	9/1/29	12,340	13,220
	California GO	5.000%	9/1/29	10,000	10,713
	California GO	5.000%	10/1/29	10,000	10,059
	California GO	5.000%	10/1/29	55,675	59,690
	California GO	5.000%	10/1/29	16,900	18,119
	California GO	5.000%	11/1/29	5,000	5,362
	California GO	5.000%	4/1/30	4,910	5,214
	California GO	5.000%	4/1/30	6,320	6,801
	California GO	5.000%	4/1/30	1,700	1,829
	California GO	5.000%	5/1/30	30,000	30,097
	California GO	4.000%	8/1/30	12,400	12,409
	California GO	5.000%	8/1/30	15,000	15,382
	California GO	5.000%	8/1/30	10,000	10,255
	California GO	5.000%	9/1/30	10,000	10,797
	California GO	5.000%	9/1/30	5,000	5,399
	California GO	5.000%	10/1/30	1,485	1,605
	California GO	5.000%	10/1/30	3,275	3,539
	California GO	5.000%	11/1/30	19,030	20,579
	California GO	3.500%	12/1/30	7,500	7,069
	California GO	5.000%	4/1/31	10,640	11,527
	California GO	5.000%	10/1/31	24,000	24,118
	California GO	5.000%	10/1/31	3,645	3,960
	California GO	5.000%	11/1/31	10,000	10,416
	California GO	5.000%	4/1/32	26,035	27,578
	California GO	5.000%	4/1/32	5,855	6,388
[3]	California GO	5.250%	8/1/32	5,560	6,086
	California GO	5.000%	9/1/32	15,000	15,012
	California GO	4.000%	11/1/32	4,805	4,816
	California GO	5.000%	4/1/33	12,000	12,660
	California GO	4.000%	8/1/33	26,000	25,920
	California GO	5.000%	8/1/33	14,000	14,284
	California GO	4.000%	9/1/33	26,050	25,967
	California GO	3.000%	10/1/33	9,000	7,993
	California GO	5.000%	10/1/33	6,000	6,028
	California GO	3.000%	11/1/33	2,620	2,325
	California GO	5.000%	3/1/34	1,000	1,070
	California GO	4.000%	8/1/34	5,030	4,976

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	8/1/34	4,190	4,272
	California GO	5.000%	9/1/34	1,655	1,688
	California GO	3.000%	10/1/34	21,275	18,619
	California GO	5.000%	10/1/34	10,000	10,039
	California GO	3.000%	11/1/34	3,200	2,797
	California GO	5.000%	11/1/34	7,770	8,350
	California GO	5.000%	11/1/34	2,590	2,783
	California GO	5.000%	12/1/34	1,550	1,578
	California GO	5.000%	4/1/35	6,435	6,761
	California GO	5.000%	4/1/35	7,060	7,400
	California GO	5.000%	8/1/35	5,000	5,050
	California GO	4.000%	9/1/35	10,000	9,807
	California GO	5.000%	9/1/35	3,115	3,381
	California GO	3.000%	10/1/35	61,285	52,437
	California GO	5.000%	10/1/35	2,500	2,728
	California GO	3.000%	11/1/35	2,300	1,965
	California GO	4.000%	11/1/35	2,090	2,070
	California GO	5.000%	11/1/35	22,035	23,558
	California GO	4.000%	3/1/36	9,680	9,529
	California GO	5.000%	9/1/36	2,000	2,033
	California GO	5.000%	9/1/36	11,555	12,539
	California GO	3.000%	10/1/36	6,015	5,034
	California GO	4.000%	10/1/36	2,590	2,526
	California GO	5.000%	10/1/36	2,145	2,319
	California GO	5.000%	12/1/36	1,000	1,060
	California GO	3.000%	10/1/37	6,800	5,572
	California GO	5.000%	10/1/37	7,000	7,408
	California GO	5.000%	11/1/37	8,660	9,214
	California GO	4.000%	3/1/38	4,930	4,682
	California GO	4.000%	10/1/39	2,415	2,271
	California GO	5.000%	10/1/39	2,250	2,398
	California GO	4.000%	11/1/40	1,825	1,698
	California GO	4.000%	10/1/41	20,760	19,126
	California GO	4.000%	4/1/42	5,000	4,556
	California GO	5.000%	4/1/42	4,300	4,399
	California GO	5.000%	9/1/42	12,540	13,073
	California GO	4.000%	10/1/42	5,000	4,551
	California GO	5.000%	10/1/42	43,365	44,474
	California GO	5.000%	10/1/42	10,000	10,527
	California GO	5.000%	9/1/43	45,500	47,909
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,475	2,488
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	1,819
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,000	3,113
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,050	2,124
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,320	2,401
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	4,030	4,163
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,233
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,250	2,330
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,400	3,509
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	2,125	2,192
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	2,500	1,949
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,461
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	2,000	2,025
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	32,840	30,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	6,395	6,455
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,000	851
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,568
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	5,110	4,674
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	23,125	23,104
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	43,150	43,883
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	37,875	40,073
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	21,426	20,191
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	7,240	6,708
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	81,448	74,429
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	43,114	37,313
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	55,076	47,180
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	8,976	8,095

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/26	3,000	2,882
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	24,100	20,169
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	5,500	5,453
[2]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.790%	12/1/50	3,600	3,502
[3]	California Municipal Finance Authority COP	5.250%	11/1/35	1,220	1,318
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/35	1,755	1,786
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/26	275	264
[4]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	4.050%	11/1/23	13,700	13,700
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,565	1,467
[3]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	11,250	2,695
[4]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	3,985	3,083
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	10/1/24	900	910
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	1,350	1,406
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,850	4,063
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	14,610	15,575
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	6,250	6,674
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	5,000	5,357
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	3,355	3,611
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	5,500	5,971
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/35	6,585	6,614
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,745	6,179
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	10,230	10,909
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	12/1/26	7,900	8,216
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	12/1/27	6,550	6,898
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/31	10,000	10,865
	California State Public Works Board Lease (Abatement) Revenue (Various Captial Project)	5.000%	5/1/34	1,500	1,619
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/33	1,560	1,690
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	4,875	5,243
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	13,340	14,226
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	3,125	2,992
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/37	1,690	1,610
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	3,030	2,843
	California State University College & University Revenue	5.000%	11/1/28	3,570	3,688
	California State University College & University Revenue	5.000%	11/1/30	8,400	8,772
	California State University College & University Revenue	5.000%	11/1/31	5,955	6,217
	California State University College & University Revenue	5.000%	11/1/32	2,555	2,660
	California State University College & University Revenue	5.000%	11/1/33	8,010	8,322
	California State University College & University Revenue	4.000%	11/1/34	2,000	1,964
	California State University College & University Revenue	5.000%	11/1/34	10,270	10,644
	California State University College & University Revenue	5.000%	11/1/35	12,825	13,259
	California State University College & University Revenue	5.000%	11/1/36	12,660	13,019
	California State University College & University Revenue	5.000%	11/1/36	7,165	7,575
	California State University College & University Revenue	5.000%	11/1/39	2,000	2,155
	California State University College & University Revenue	5.000%	11/1/40	4,000	4,265
	California State University College & University Revenue	3.000%	11/1/41	1,585	1,190
	California State University College & University Revenue	5.000%	11/1/41	12,445	12,559
	California State University College & University Revenue	5.000%	11/1/41	1,060	1,122
	California State University College & University Revenue	5.000%	11/1/42	1,000	1,052
	California State University College & University Revenue	5.000%	11/1/43	1,000	1,048
	California State University College & University Revenue PUT	3.125%	11/1/26	4,000	3,891
	California State University College & University Revenue, Prere.	5.000%	11/1/24	530	537
	California State University College & University Revenue, Prere.	5.000%	11/1/24	21,250	21,521
	California State University College & University Revenue, Prere.	5.000%	11/1/24	23,690	23,992
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	4,840	3,868
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/29	10,985	8,637
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	5,925	5,911
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,000	1,992
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	5,000	5,025
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,500	3,483
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,000	1,028
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	977
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	916
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	3,000	3,034
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	2,000	2,116
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	35,930	38,015

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	21,450	22,695
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	17,915	18,955
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	1,000	1,003
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	1,000	1,006
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,007
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	2,000	2,010
[4]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.050%	11/1/23	29,500	29,500
[4,6]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.450%	11/1/23	11,245	11,245
	Cerritos Community College District GO	0.000%	8/1/28	1,000	820
	Cerritos Community College District GO	0.000%	8/1/30	1,850	1,386
	Cerritos Community College District GO	0.000%	8/1/31	1,000	715
	Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,153
	Chabot-Las Positas Community College District GO	3.000%	8/1/35	2,000	1,672
	Chabot-Las Positas Community College District GO	3.000%	8/1/36	1,650	1,344
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/26	800	817
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/27	2,340	2,388
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,300	1,322
	Chino Valley Unified School District GO	0.000%	8/1/33	1,420	930
[3]	Chula Vista Elementary School District COP	2.000%	9/1/33	2,090	1,574
[3]	Chula Vista Elementary School District COP	2.000%	9/1/34	2,155	1,599
[3]	Chula Vista Elementary School District COP	2.000%	9/1/41	2,650	1,544
	Chula Vista Elementary School District GO	4.000%	8/1/43	3,000	2,730
	Chula Vista Elementary School District GO	4.000%	8/1/44	2,095	1,867
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,140
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,277
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,345
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,407
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,473
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,426
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,628
	Clovis Unified School District GO	0.000%	8/1/25	2,485	2,313
	Concord CA COP	2.125%	4/1/41	2,275	1,412
[3]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/40	2,565	2,599
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	26,400	17,380
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,260	6,261
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,945	3,273
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/47	5,300	3,773
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	12,500	7,379
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,085	1,990
	Desert Community College District GO	4.000%	8/1/38	655	621
	Desert Sands Unified School District GO	5.000%	8/1/33	1,305	1,367
[4]	Deutsche Bank Spears/Lifers Trust Revenue Local Or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	6,100	6,100
[3]	Downey Unified School District GO	2.000%	8/1/38	1,080	685
[3]	Downey Unified School District GO	2.000%	8/1/39	1,005	620
[3]	Downey Unified School District GO	2.000%	8/1/40	2,565	1,541
[3]	Downey Unified School District GO	2.000%	8/1/41	3,120	1,829
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	3,000	3,065
	East Side Union High School District GO	2.000%	8/1/33	6,695	5,133
[3]	East Side Union High School District GO	3.000%	8/1/33	6,920	5,896
	East Side Union High School District GO	2.000%	8/1/34	8,120	6,100
[3]	East Side Union High School District GO	3.000%	8/1/34	4,530	3,806
	El Camino Community College District Foundation GO	2.000%	8/1/40	2,500	1,536
	El Segundo Unified School District GO	0.000%	8/1/28	2,705	2,230
	El Segundo Unified School District GO	0.000%	8/1/29	8,655	6,832
	El Segundo Unified School District GO	0.000%	8/1/30	9,160	6,911
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,006
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/25	750	760
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,180
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/30	1,130	1,152
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/31	1,750	1,781
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/32	1,365	1,388
	Fairfield CA Water Revenue	5.000%	4/1/42	5,000	5,063
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/24	1,700	1,637
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/25	2,055	1,898
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/26	2,985	2,644
	Folsom Cordova Unified School District School Facilities Improvement Dist No. 3 GO	0.000%	10/1/28	2,875	2,340

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Foothill-De Anza Community College District GO	3.000%	8/1/34	840	736
	Foothill-De Anza Community College District GO	3.000%	8/1/36	650	546
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	940
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	3,000	1,881
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.125% coupon rate effective 1/15/24	0.000%	1/15/28	20,090	21,637
[10]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.200% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,200
	Fresno Unified School District GO	4.000%	8/1/34	450	453
	Fresno Unified School District GO	4.000%	8/1/35	300	300
	Fresno Unified School District GO	3.000%	8/1/36	1,000	808
	Fresno Unified School District GO	3.000%	8/1/36	2,385	1,950
[8]	Gilroy Unified School District GO	0.000%	8/1/30	5,390	4,019
[8]	Gilroy Unified School District GO	0.000%	8/1/32	3,400	2,319
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/26	5,000	4,551
[12]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	5,000	4,394
[12]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	52,135	44,289
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	10,760	10,977
[3]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	2,575	2,599
[1]	Imperial Community College District GO	0.000%	8/1/30	2,020	1,497
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/34	3,735	3,668
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,046
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,021
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,214
[3]	Kern Community College District GO	0.000%	11/1/26	10,210	9,029
	Kern Community College District GO	3.000%	8/1/40	3,030	2,274
	La Mesa-Spring Valley School District GO	0.000%	8/1/25	3,635	3,383
	La Mesa-Spring Valley School District GO	0.000%	8/1/27	1,500	1,284
	La Mesa-Spring Valley School District GO	0.000%	8/1/28	3,170	2,601
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/23	340	340
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	170	171
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/28	235	242
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	300	313
[3]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/40	1,000	1,042
[8]	Long Beach Unified School District GO	0.000%	8/1/26	1,475	1,321
[8]	Long Beach Unified School District GO	0.000%	8/1/33	3,145	2,067
	Long Beach Unified School District GO	3.000%	8/1/40	3,090	2,360
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,495	8,751
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	20,000	20,059
[4,6]	Los Angeles CA Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	36,995	36,995
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	10,384
	Los Angeles CA Unified School District GO	3.000%	7/1/35	3,355	2,824
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	17,000	17,651
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,725	4,570
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	25,525	26,499
	Los Angeles CA Unified School District GO	4.000%	7/1/37	3,000	2,863
	Los Angeles CA Unified School District GO	4.000%	7/1/37	4,625	4,414
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	12,500	12,892
	Los Angeles CA Unified School District GO	4.000%	7/1/38	6,000	5,646
	Los Angeles CA Unified School District GO	4.000%	7/1/38	7,905	7,438
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,600	4,285
	Los Angeles CA Unified School District GO	4.000%	7/1/40	10,000	9,218
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,110
[5]	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,000	2,092
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,120	5,359
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	3,000	3,128
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,000	2,086
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	4,000	4,155
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	3,000	3,068
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,650	8,915
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,290	9,570
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	16,822
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	19,828
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,410	5,545
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	15,563
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	18,030	19,162
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	9,500	9,935
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	13,121
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	655	706

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	17,621
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,035	5,323
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	16,662
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	21,238
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/29	1,195	1,299
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	8,930	8,679
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	1,000	940
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	2,400	2,535
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	5,575	5,839
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	5,965	6,225
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,096
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	500	553
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	2,575	2,577
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	2,995	2,951
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	870	857
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,765	7,577
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	4,830	4,713
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	400	388
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,725	2,891
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	1,500	1,430
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	14,445	13,741
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,750	2,852
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	27,000	25,458
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,435	5,125
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	6,285	5,884
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	8,800	9,090
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	3,000	2,783
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	2,000	2,070
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	8,315	8,766
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	3,690	3,871
[5]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,790	8,122
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	23,055	23,716
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	36,000	37,917
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	16,270	16,674
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	17,150	17,968
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	11,140	11,370
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	750	778
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,500	10,936
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	10,760	11,224
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	2,000	2,158
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,015	1,077
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	7,075	7,319
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	5,295	5,543
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,615	1,700
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	42,560	44,411
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	1,090	1,149
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	1,340	1,409
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	8,850	9,224
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	5,000	5,071
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	6,000	6,269
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	3,000	3,112
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	2,500	2,591
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,500	2,590
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	2,750	2,808
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	18,025	18,932
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	21,535	22,485
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	10,000	10,752
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	17,720	18,136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	11,000	11,426
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	14,215	15,127
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	9,000	9,520
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	14,070	14,827
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	32,290	33,610
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	16,545	17,349
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,285	1,308
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	2,120	2,137
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	34,465	35,839

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	7,000	7,215
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	10,000	10,277
	Los Angeles Unified School District GO	4.000%	7/1/40	4,670	4,305
	Los Angeles Unified School District GO	4.000%	7/1/41	2,400	2,189
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,025
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,310	1,340
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	8,800	9,276
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	842
	Milpitas Unified School District GO	2.000%	8/1/40	3,130	1,934
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,000	3,279
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	3,000	2,684
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	6,000	6,975
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	14,170	15,944
[3]	Oak Park Unified School District GO	0.000%	8/1/28	1,050	852
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	1,285	1,244
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,073
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	2,525	2,341
[3]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	9,945	7,319
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	4,490	4,089
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	4,425	3,986
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	10,050	10,675
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	12,500	13,190
	Palo Alto Unified School District GO	0.000%	8/1/28	20,320	16,816
	Palo Alto Unified School District GO	0.000%	8/1/29	19,530	15,486
[8]	Palomar Health GO	0.000%	8/1/30	7,000	5,223
[8]	Palomar Health GO	0.000%	8/1/32	9,300	6,301
	Palomar Health GO	4.000%	8/1/34	5,725	5,315
	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	5,000	4,391
	Peralta Community College District GO	5.000%	8/1/28	3,000	3,020
	Peralta Community College District GO	5.000%	8/1/28	9,110	9,691
	Peralta Community College District GO	5.000%	8/1/29	10,745	11,555
	Perris Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,272
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	774
	Pleasanton Unified School District GO	4.000%	8/1/40	600	553
	Pleasanton Unified School District GO	4.000%	8/1/41	1,000	917
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/28	2,190	2,244
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/28	2,190	2,243
	Poway Unified School District GO	0.000%	8/1/29	6,160	4,860
[3]	Poway Unified School District GO	0.000%	8/1/31	10,000	7,216
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27	1,365	1,398
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	2,225	2,277
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,730	1,769
[1]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/30	2,885	2,944
[1]	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project)	5.000%	9/1/32	3,125	3,186
[4,6]	River Islands Public Financing Authority Special Tax Revenue TOB VRDO	4.150%	11/1/23	23,550	23,550
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/35	6,260	6,660
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	9,575	9,828
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	12,070	12,389
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.000%	11/1/25	3,495	3,587
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/30	1,375	1,415
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/25	4,570	4,214
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/26	3,625	3,192
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/27	3,670	3,081
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/28	5,045	4,041
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/29	5,610	4,281
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/37	1,170	1,080
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	1,085	981
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	1,635	1,460
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,100	1,851
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/25	4,220	3,963
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/27	2,760	2,397
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/28	4,350	3,641
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/29	5,465	4,395
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	2,600	2,675
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/36	3,365	3,197

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Roseville Joint Union High School District GO	0.000%	8/1/27	2,915	2,504
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/25	285	285
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/26	355	355
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	160	160
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/32	200	200
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/36	500	478
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/38	1,680	1,556
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/40	2,000	1,811
[13]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	13,125	11,980
[13]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	11,000	7,973
	Sacramento County CA Special Tax Revenue	5.000%	9/1/31	5,780	5,766
	Sacramento County CA Special Tax Revenue	5.000%	9/1/33	2,645	2,625
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/28	1,130	1,154
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	7,500	8,012
	San Diego CA Unified School District GO	0.000%	7/1/30	6,915	5,217
	San Diego CA Unified School District GO	0.000%	7/1/36	1,000	553
	San Diego CA Unified School District GO	0.000%	7/1/37	1,000	517
	San Diego CA Unified School District GO	0.000%	7/1/38	5,220	2,528
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	1,050	811
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	4,355	3,363
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	750	803
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	4,794
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,150	2,290
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,340	1,425
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	875	860
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,950	2,059
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	875	852
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,451
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,420
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,675	1,737
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/40	1,860	1,712
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	1,700	1,815
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	1,000	1,058
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	1,855	1,938
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/39	1,000	936
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	2,090	2,202
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	9,655	9,843
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/40	2,750	2,863
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,570	8,885
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	13,435	13,846
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	12,374
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	9,408
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	5,000	3,985
	San Francisco CA City & County COP	4.000%	4/1/33	12,465	11,999
	San Francisco CA City & County COP	4.000%	4/1/34	2,550	2,510
	San Francisco CA City & County COP	4.000%	4/1/35	10,000	9,381
	San Francisco CA City & County COP	4.000%	4/1/35	2,650	2,600
	San Francisco CA City & County COP	4.000%	4/1/36	10,000	9,186
	San Francisco CA City & County COP	4.000%	4/1/36	2,755	2,639
	San Francisco CA City & County COP	4.000%	4/1/37	2,865	2,711
	San Francisco CA City & County COP	4.000%	4/1/38	2,980	2,802
	San Francisco CA City & County COP	4.000%	4/1/39	2,100	1,962
	San Francisco CA City & County COP	4.000%	4/1/39	2,000	1,868
	San Francisco CA City & County GO	5.000%	6/15/29	4,350	4,700
	San Francisco CA City & County GO	4.000%	6/15/36	7,230	7,081
	San Francisco CA City & County GO	4.000%	6/15/39	4,115	3,896
	San Francisco CA City & County GO	4.000%	6/15/39	8,130	7,697
	San Francisco CA City & County GO	4.000%	6/15/39	2,945	2,788
	San Francisco CA City & County GO	4.000%	6/15/40	2,280	2,136
	San Francisco CA City & County GO	4.000%	6/15/40	3,455	3,237
	San Francisco CA City & County GO	4.000%	6/15/40	3,060	2,867
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	1,870	1,883
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	7,500	7,011
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	4.000%	11/1/30	8,040	8,096
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	4.000%	11/1/38	1,310	1,239
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/39	3,395	3,616
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/40	1,545	1,633

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue (Green Bond)	5.000%	11/1/42	1,410	1,474
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	10,000	10,654
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	14,000	14,896
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	10,950	11,591
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	19,000	19,532
[4]	San Francisco City & County CA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.150%	11/1/23	11,580	11,580
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	70,000	64,469
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	3,925	4,133
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	2,015	2,122
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	9,225	9,584
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,000	1,067
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	1,125	1,201
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,000	1,059
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/39	1,060	1,122
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,044
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/41	1,000	1,044
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/42	1,000	1,040
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	12,000	11,888
	San Francisco Unified School District GO	5.000%	6/15/38	3,135	3,294
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/34	3,000	3,114
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/35	3,110	3,223
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	2,580	2,756
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	2,485	2,647
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	3,170	3,351
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	3,565	3,682
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	2,500	2,634
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	980
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	2,745	2,775
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,010	3,043
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,095	3,129
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,510	1,527
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,445	3,483
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	3,840	3,882
[13]	San Jose Unified School District GO	0.000%	8/1/30	3,775	2,831
	San Lorenzo Unified School District GO	4.000%	8/1/37	385	362
	San Lorenzo Unified School District GO	4.000%	8/1/39	675	627
	San Marcos Unified School District GO	5.000%	8/1/36	3,330	3,449
	San Mateo Foster City School District GO	3.000%	8/1/39	555	430
	San Mateo Foster City School District GO	3.000%	8/1/39	555	430
	San Mateo Foster City School District GO	3.000%	8/1/40	560	427
	San Mateo Foster City School District GO	3.000%	8/1/41	500	375
	San Mateo Foster City School District GO	3.000%	8/1/41	585	439
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/29	1,675	1,685
[10]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/28	0.000%	9/1/41	3,220	2,894
[12]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29	3,535	2,759
[12]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30	3,535	2,627
[12]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32	3,535	2,386
[13]	Santa Ana Unified School District GO	0.000%	8/1/29	3,315	2,583
[13]	Santa Ana Unified School District GO	0.000%	8/1/30	2,200	1,635
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	5,200	4,310
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	5,525	4,349
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	4,385	3,438
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	7,440	5,758
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/40	13,670	8,670
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	8,920	6,798
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/41	13,960	8,639
	Santa Clara Unified School District GO	3.000%	7/1/32	25	22
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	5,083
	Santa Clara Unified School District GO	3.000%	7/1/37	3,590	2,895
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,020
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,035	1,055
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,000	1,020
	Santa Clara Valley Transportation Authority Sales Tax Revenue, Prere.	5.000%	4/1/25	1,500	1,529

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica Community College District GO	0.000%	8/1/27	7,065	6,046
	Santa Monica Community College District GO	0.000%	8/1/28	7,295	5,987
	Santa Monica Community College District GO	0.000%	8/1/29	12,640	9,916
[12]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/27	11,125	9,459
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/35	1,640	1,381
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/38	2,700	2,116
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/39	2,900	2,239
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/40	2,500	1,898
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/41	6,945	5,190
[13]	Simi Valley Unified School District GO	0.000%	6/1/29	6,000	4,725
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	5,000	3,896
[3]	Simi Valley Unified School District GO	0.000%	8/1/30	3,000	2,229
	Sonoma County Junior College District GO	5.000%	8/1/41	3,000	3,048
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/37	750	782
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/39	1,000	1,030
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,000	4,708
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/27	445	452
	Stockton Unified School District COP	5.000%	2/1/34	2,295	2,375
[3]	Stockton Unified School District GO	4.000%	8/1/38	1,230	1,150
[3]	Stockton Unified School District GO	4.000%	8/1/39	3,365	3,125
[3]	Stockton Unified School District GO	4.000%	8/1/40	2,365	2,181
	Tahoe-Truckee Unified School District GO	5.000%	8/1/31	610	631
	Tahoe-Truckee Unified School District GO	5.000%	8/1/33	1,085	1,117
[13]	Union Elementary School District GO	0.000%	9/1/27	7,295	6,268
[13]	Union Elementary School District GO	0.000%	9/1/28	4,625	3,816
[13]	Union Elementary School District GO	0.000%	9/1/28	6,275	5,178
	University of California College & University Revenue	5.000%	5/15/28	5,550	5,636
	University of California College & University Revenue	5.000%	5/15/31	3,550	3,896
	University of California College & University Revenue	5.000%	5/15/32	8,635	9,155
	University of California College & University Revenue	5.000%	5/15/33	5,750	6,086
	University of California College & University Revenue	5.000%	5/15/33	1,500	1,678
	University of California College & University Revenue	4.000%	5/15/34	28,825	28,396
	University of California College & University Revenue	4.000%	5/15/35	5,665	5,443
	University of California College & University Revenue	5.000%	5/15/35	4,900	5,072
	University of California College & University Revenue	5.000%	5/15/36	7,175	7,305
	University of California College & University Revenue	5.000%	5/15/36	9,010	9,428
	University of California College & University Revenue	5.000%	5/15/36	3,000	3,215
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,198
	University of California College & University Revenue	5.000%	5/15/37	2,120	2,301
	University of California College & University Revenue	5.000%	5/15/37	4,500	4,885
	University of California College & University Revenue	5.000%	5/15/38	16,000	17,066
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,074
	University of California College & University Revenue	5.000%	5/15/38	10,095	10,841
	University of California College & University Revenue	5.000%	5/15/39	1,150	1,207
	University of California College & University Revenue	5.000%	5/15/39	3,235	3,430
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,071
	University of California College & University Revenue	5.000%	5/15/39	5,000	5,357
	University of California College & University Revenue	5.000%	5/15/40	2,695	2,836
	University of California College & University Revenue	5.000%	5/15/41	8,000	8,347
	University of California College & University Revenue	5.000%	5/15/41	3,175	3,328
	University of California College & University Revenue	5.000%	5/15/41	18,000	19,068
	University of California College & University Revenue	5.000%	5/15/42	2,190	2,281
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	5,100	5,180
	University of California College & University Revenue (Limited Project)	5.000%	5/15/28	12,500	12,687
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	19,020	19,278
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	5,625	5,923
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	6,025	6,324
	University of California College & University Revenue (Limited Project)	4.000%	5/15/37	12,000	11,715
	University of California College & University Revenue (Limited Project)	5.000%	5/15/37	6,640	6,896
	University of California College & University Revenue (Limited Project)	4.000%	5/15/38	12,300	11,593
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,850	1,910
	University of California College & University Revenue (Limited Project)	4.000%	5/15/40	17,905	16,275
	University of California College & University Revenue (Limited Project)	4.000%	5/15/41	17,130	15,490
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	15,000	15,923
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	10,000	10,462
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	5,300	4,805
	Ventura County Community College District GO	0.000%	8/1/24	8,150	7,910

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventura County Community College District GO	0.000%	8/1/25	8,000	7,457
	Ventura County Community College District GO	0.000%	8/1/26	8,500	7,613
	Ventura County Community College District GO	0.000%	8/1/27	8,500	7,314
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,003
	Ventura County Community College District GO, Prere.	5.000%	2/1/24	1,000	1,003
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	765	766
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	655	656
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/39	545	532
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/41	430	415
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/33	6,815	6,920
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/34	7,355	7,471
[13]	West Contra Costa Unified School District GO	0.000%	8/1/28	5,230	4,262
[3,9]	West Contra Costa Unified School District GO	0.000%	8/1/30	13,450	10,015
[13]	West Contra Costa Unified School District GO	0.000%	8/1/31	6,670	4,716
[3,9]	West Contra Costa Unified School District GO	0.000%	8/1/32	18,000	12,164
[8]	West Contra Costa Unified School District GO	0.000%	8/1/32	6,000	4,086
[13]	West Contra Costa Unified School District GO	0.000%	8/1/33	5,030	3,218
[8]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,810	1,822
[13]	West Contra Costa Unified School District GO	0.000%	8/1/34	17,000	10,338
	West Contra Costa Unified School District GO, Prere.	5.000%	8/1/24	2,405	2,429
					5,628,552
Colorado (1.8%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/32	2,300	2,339
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/37	2,295	2,114
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	5,480	5,014
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	3,645	3,298
	Adams 12 Five Star Schools GO	5.000%	12/15/32	10,000	10,296
	Adams County CO COP	5.000%	12/1/30	600	611
	Adams County CO COP	5.000%	12/1/33	1,040	1,058
	Adams County CO COP	5.000%	12/1/34	790	802
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	10,000	10,415
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,168
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	5,000	5,168
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	11,500	12,022
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/34	3,055	3,154
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/35	8,590	8,839
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/36	9,020	9,239
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/37	3,915	3,992
	Broomfield CO City & County Water Revenue	4.000%	12/1/37	2,060	1,915
	Broomfield CO City & County Water Revenue	4.000%	12/1/40	3,305	2,969
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/35	600	566
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/40	615	523
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/43	4,405	4,479
	Colorado COP	5.000%	3/15/33	1,350	1,413
	Colorado COP	4.000%	12/15/33	23,200	22,878
	Colorado COP	5.000%	3/15/34	1,385	1,447
	Colorado COP	4.000%	12/15/34	16,040	15,758
	Colorado COP	5.000%	3/15/35	1,285	1,339
	Colorado COP	4.000%	12/15/35	15,500	14,874
	Colorado COP	5.000%	3/15/36	2,840	2,943
	Colorado COP	6.000%	12/15/36	3,200	3,636
	Colorado COP	4.000%	3/15/37	1,870	1,747
	Colorado COP	4.000%	6/15/37	1,030	958
	Colorado COP	3.000%	12/15/37	10,000	7,811
	Colorado COP	4.000%	12/15/37	9,540	8,796
	Colorado COP	6.000%	12/15/37	10,000	11,295
	Colorado COP	4.000%	3/15/38	2,760	2,517
	Colorado COP	4.000%	6/15/38	1,345	1,227
	Colorado COP	6.000%	12/15/38	7,890	8,869
	Colorado COP	4.000%	3/15/39	7,135	6,429
	Colorado COP	4.000%	3/15/39	5,765	5,199
	Colorado COP	4.000%	6/15/39	1,020	914
	Colorado COP	4.000%	12/15/39	10,755	9,619
	Colorado COP	4.000%	6/15/40	1,320	1,169
	Colorado COP	4.000%	6/15/41	1,300	1,146
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/29	1,800	1,842
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/35	4,565	4,604

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/40	3,555	3,427
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/31	130	119
Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/41	375	294
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/31	880	838
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/32	1,030	975
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/33	2,100	1,975
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/34	2,075	1,937
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,000	1,999
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,500	2,490
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	600	596
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,540	2,519
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	750	741
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,865	1,844
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	590	562
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	885	916
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	3,020	3,078
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,475	9,656
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,375	1,356
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,100	4,205
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,850	3,948
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	800	820
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,030	1,009
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	600	555
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	430	398
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,000	3,089
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	5,015	5,164
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	700	719
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	500	455
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,295	4,404
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,400	1,440
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,405	1,364
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	955	856
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	9,240	9,448
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	4,000	4,090
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,027
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	5,000	5,114
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,000	1,025
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	5,000	5,096
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,195	1,224
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,770	3,830
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	1,100	1,124
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/34	1,000	1,041
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	6,810	6,505
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	800	727
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/35	1,200	1,242
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	5,800	5,467
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	6,400	6,401
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	7,835	7,836
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/36	2,000	1,560
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	1,155	1,182
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	17,455	17,908
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	5,260	5,166
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/38	2,655	2,676
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/39	2,500	2,500
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	10,955	11,143
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,400	6,565
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	660	630
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	952
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	1,000	945
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/30	405	346
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/31	675	607
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/32	700	621
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/33	1,345	1,179
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/34	1,400	1,208
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/35	790	670
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	750	569
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,145	5,136

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	8,500	8,485
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,410	5,400
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/26	5,500	5,490
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	6,255	6,312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	2,890	2,947
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	20,665	21,126
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/28	22,785	23,721
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	5,650	5,866
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	52,000	50,529
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/27	1,025	1,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/19/26	925	958
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,405	1,457
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	1,605	1,664
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	2,960	3,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/27	3,015	3,126
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/1/50	6,995	6,675
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/36	650	612
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	700	644
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/37	2,195	2,021
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/38	1,000	909
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	1,450	1,311
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/39	2,080	1,880
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,175	1,221
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,420	3,555
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	2,010	2,079
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,740	1,799
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,570	1,620
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,094
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	3,000	3,044
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,415	2,432
[3]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	2,410	2,427
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/37	1,120	882
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	3,875	3,518
	Denver City & County School District No. 1 GO	5.000%	12/1/33	13,595	14,021
	Denver City & County School District No. 1 GO	5.000%	12/1/34	11,455	11,793
	Denver City & County School District No. 1 GO	5.000%	12/1/35	14,630	15,024
	Denver City & County School District No. 1 GO	5.000%	12/1/36	23,510	24,054
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/33	760	777
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/34	1,000	1,021
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/35	2,100	2,141
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/36	3,925	3,991
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/37	3,000	3,040
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/38	3,375	3,411
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,260	4,352
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/27	750	783
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/28	3,040	3,040
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/28	550	580
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/29	5,000	5,000
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/29	780	812
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/30	14,430	14,429
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/30	965	1,003
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	4,130	4,238
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/31	845	878
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	8,140	8,352
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/32	1,175	1,216
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	6,625	6,846
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	7,250	7,662
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/33	600	618
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	6,750	7,116
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/34	2,000	2,050
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	7,125	7,477
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/36	2,000	1,890
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/36	4,725	4,777
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/37	5,505	5,532
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/38	5,985	5,996
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/39	1,295	1,340
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/40	575	593

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver CO City & County GO	5.000%	8/1/34	10,000	11,005
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/30	1,000	719
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/31	1,000	682
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/32	1,050	679
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/33	2,230	1,364
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/34	2,285	1,320
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/35	1,000	972
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/36	1,000	946
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/37	1,520	1,397
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/39	4,775	4,262
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/32	3,420	3,235
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/29	600	599
[1]	Dove Valley Metropolitan District GO	4.000%	12/1/30	500	497
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	20,000	19,308
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/28	1,000	1,048
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	24,125	18,803
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	9,950	6,723
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	2,610	1,068
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,400	2,407
	Eagle County School District No. Re50J GO	5.000%	12/1/32	4,615	4,751
	Eagle County School District No. Re50J GO	5.000%	12/1/33	7,475	7,681
	Eagle County School District No. Re50J GO	5.000%	12/1/34	6,000	6,148
	Eagle County School District No. Re50J GO	5.000%	12/1/35	3,335	3,413
	Eagle County School District No. Re50J GO	5.000%	12/1/36	1,400	1,430
	El Paso County School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,065
	El Paso County School District No. 20 Academy GO	5.000%	12/15/35	1,775	1,812
	El Paso County School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,040
	El Paso County School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,037
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,010	4,029
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,535	7,572
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	7,075	7,109
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/41	1,010	744
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/42	885	640
	Greeley CO Water Revenue	5.000%	8/1/25	2,770	2,826
	Greeley CO Water Revenue	5.000%	8/1/28	1,125	1,192
	Greeley CO Water Revenue	3.000%	8/1/39	2,000	1,502
	Greeley CO Water Revenue	3.000%	8/1/42	2,135	1,524
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/35	600	645
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/36	550	585
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/37	600	631
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/39	1,600	1,670
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/40	1,100	1,140
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/41	1,200	1,240
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	500	514
[3]	Interlocken Metropolitan District GO	5.000%	12/1/26	200	206
[3]	Interlocken Metropolitan District GO	5.000%	12/1/27	1,585	1,645
[3]	Interlocken Metropolitan District GO	5.000%	12/1/28	760	796
	Jefferson County School District R-1 GO	4.000%	12/15/29	1,000	1,003
	Jefferson County School District R-1 GO	5.000%	12/15/36	18,000	18,707
	Jefferson County School District R-1 GO	5.000%	12/15/37	24,580	25,383
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/32	1,000	995
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/34	2,740	2,700
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/28	2,235	2,378
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/33	2,510	2,487
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/35	3,340	3,242
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/40	1,350	1,379
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/37	1,750	1,804
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/38	1,050	1,079
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/29	2,030	2,126
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/30	1,810	1,892
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	9,087	7,469
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/23	1,520	1,520
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/26	1,000	1,014
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/29	2,000	2,025
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/31	1,500	1,516
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/33	1,080	1,089
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/34	1,250	1,258

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/35	1,125	1,129
[4]	Plaza Metropolitan District No. 1 Tax Allocation Revenue	4.500%	12/1/30	5,905	5,505
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	2,000	2,070
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	34,355	37,957
	Regional Transportation District COP	5.000%	6/1/27	2,000	2,076
	Regional Transportation District COP	5.000%	6/1/28	4,370	4,579
	Regional Transportation District COP	5.000%	6/1/29	4,455	4,698
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,144
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/29	750	763
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/29	1,000	1,018
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/30	600	611
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/30	500	509
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/31	700	713
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/31	550	560
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/32	800	815
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/32	800	814
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/33	3,925	3,721
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/33	1,000	945
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	6,360	5,926
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	3,000	2,750
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/37	1,195	918
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/27	600	544
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.375%	12/1/30	1,000	875
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	3,250	2,555
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/42	7,500	7,308
	Thornton CO COP	4.000%	12/1/35	3,940	3,713
	Thornton CO COP	4.000%	12/1/36	4,100	3,783
	University of Colorado College & University Revenue	5.000%	6/1/29	4,010	4,209
	University of Colorado College & University Revenue	5.000%	6/1/30	5,095	5,339
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	21,000	20,472
	University of Colorado College & University Revenue PUT	2.000%	10/15/25	1,640	1,562
	University of Colorado College & University Revenue PUT	2.000%	10/15/26	1,780	1,648
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/24	5,600	5,606
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,000	2,012
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	2,250	2,264
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/26	3,700	3,725
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	10,100	10,272
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	5,160	5,248
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	8,405	8,548
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/28	210	219
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/29	210	220
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/30	220	230
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/31	230	241
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/32	250	262
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/33	255	266
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/34	285	297
[3]	Vauxmont Metropolitan District GO	5.000%	12/1/35	100	103
	Village Metropolitan District GO	4.150%	12/1/30	850	774
	Village Metropolitan District GO	5.000%	12/1/40	1,950	1,733
	Weld County School District No. 6 Greeley GO	4.000%	12/1/36	4,200	3,968
	Weld County School District No. 6 Greeley GO	5.000%	12/1/37	1,340	1,391
	Weld County School District No. 6 Greeley GO	4.000%	12/1/38	2,720	2,489
	Weld County School District No. 6 Greeley GO	5.000%	12/1/40	6,100	6,264
	Weld County School District No. 6 Greeley GO	4.000%	12/1/41	1,370	1,212
	Weld County School District No. RE-4 GO	5.000%	12/1/37	1,600	1,691
	Weld County School District No. RE-4 GO	5.000%	12/1/38	1,770	1,856
	Weld County School District No. RE-4 GO	5.000%	12/1/39	2,700	2,822
	Weld County School District No. RE-4 GO	5.000%	12/1/40	3,300	3,435
[3]	Westminster Public Schools COP	4.000%	12/1/33	1,825	1,754
[3]	Westminster Public Schools COP	4.000%	12/1/34	1,070	1,020
[3]	Westminster Public Schools COP	5.000%	12/1/35	775	811
[3]	Westminster Public Schools COP	5.000%	12/1/36	1,210	1,258
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/37	3,580	3,315
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue	4.000%	7/15/39	2,850	2,566
					1,210,496

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut (1.1%)
	Connecticut GO	5.000%	5/15/24	4,500	4,528
	Connecticut GO	5.000%	9/1/24	20,000	20,185
	Connecticut GO	5.000%	11/15/24	6,440	6,515
	Connecticut GO	5.000%	11/15/24	10,025	10,141
	Connecticut GO	5.000%	2/15/25	11,830	12,000
	Connecticut GO	5.000%	6/15/25	1,025	1,044
	Connecticut GO	5.000%	3/15/27	9,800	9,920
	Connecticut GO	5.000%	8/1/27	670	699
	Connecticut GO	4.000%	6/1/28	3,000	3,025
	Connecticut GO	5.000%	8/1/28	745	787
	Connecticut GO	5.000%	8/15/28	550	565
	Connecticut GO	4.000%	1/15/29	3,075	3,097
	Connecticut GO	4.000%	6/1/29	6,500	6,547
	Connecticut GO	5.000%	8/1/29	1,150	1,226
	Connecticut GO	5.000%	9/15/30	770	827
	Connecticut GO	5.000%	9/15/31	1,000	1,082
	Connecticut GO	3.000%	1/15/33	12,000	10,428
	Connecticut GO	5.000%	6/15/33	8,000	8,007
	Connecticut GO	5.000%	6/15/33	300	326
	Connecticut GO	5.000%	10/15/33	12,000	12,267
	Connecticut GO	3.000%	1/15/34	2,000	1,712
	Connecticut GO	5.000%	6/15/34	350	379
	Connecticut GO	5.000%	11/15/34	10,000	10,071
	Connecticut GO	3.000%	1/15/35	9,810	8,264
	Connecticut GO	4.000%	1/15/35	2,720	2,656
	Connecticut GO	4.000%	3/15/35	27,500	26,815
	Connecticut GO	5.000%	4/15/35	1,000	1,027
	Connecticut GO	5.000%	6/15/35	350	377
	Connecticut GO	5.000%	11/15/35	5,000	5,027
	Connecticut GO	3.000%	1/15/36	8,800	7,228
	Connecticut GO	4.000%	6/1/36	4,000	3,828
	Connecticut GO	4.000%	6/15/36	1,055	1,009
	Connecticut GO	5.000%	6/15/36	350	374
	Connecticut GO	3.000%	1/15/37	6,955	5,569
[1]	Connecticut GO	4.000%	1/15/37	6,500	6,219
	Connecticut GO	4.000%	6/15/37	990	933
	Connecticut GO	5.000%	6/15/37	250	264
	Connecticut GO	3.000%	1/15/38	23,450	18,235
	Connecticut GO	5.000%	6/15/38	400	419
	Connecticut GO	3.000%	1/15/39	11,890	9,109
	Connecticut GO	3.000%	6/1/39	2,500	1,908
	Connecticut GO	4.000%	6/1/39	3,000	2,754
	Connecticut GO	5.000%	1/15/40	2,500	2,566
	Connecticut GO	5.000%	6/1/40	750	771
	Connecticut GO	5.000%	6/15/40	500	519
	Connecticut GO	5.000%	6/15/42	600	618
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/49	2,600	2,439
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,975	3,763
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/51	2,120	2,004
	Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/37	190	194
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	7,565	8,060
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,435	3,660
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/29	620	662
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	3,500	3,737
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	21,540	22,415
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	10,025	10,059
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	6,125	6,140
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	15,000	15,563
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	1,750	1,904
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	3,745	3,736
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	18,005	18,750
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	3,000	3,246
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	1,900	1,910
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	10,000	10,307
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/36	5,000	5,154
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	4,090	3,866

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	7,200	7,508
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	7,400	7,883
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	4,180	3,910
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	6,500	6,011
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	4,590	4,814
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	3,670	3,865
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	9,345	8,629
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	1,760	1,616
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,500	1,566
[5]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,935	5,172
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	2,920	2,677
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	8,305	8,603
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	5,215	5,277
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,140	1,133
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,150	1,141
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/27	430	421
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	1,125	1,115
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/28	530	516
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	1,500	1,481
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	485	470
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/29	1,905	2,024
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	2,470	2,428
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/30	875	843
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/31	2,210	2,329
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/32	560	533
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/33	470	443
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	455	426
	Connecticut State Health & Educational Facilities Authority College & University Revenue (Fairfield University)	5.000%	7/1/28	1,025	1,066
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,000	988
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	12,000	11,862
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	9,500	9,205
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,875	16,160
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/11/25	16,390	15,695
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/26	20,990	20,227
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	3,665	3,534
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	30,620	28,543
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,000	8,977
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	986
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,250	5,243
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/29	1,415	1,359
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,030	4,023
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	2,900	2,761
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,150	10,139
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	7,900	7,883
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	961
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,055	1,013
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,583
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	957
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,200	4,657
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,235	1,163
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	15,170	10,489
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,500	3,114
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,465	3,070
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,605	1,484
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,730	4,174
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,500	3,934
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,500	3,054
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,250	3,670
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,000	828
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	2,275	1,963
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/41	4,060	2,770
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	1,230	1,274
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	750	782
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	420	440
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	750	780

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	650	674
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	750	776
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	575	591
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/36	1,340	1,366
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,125	1,137
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,820	1,826
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	2,000	1,999
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/40	1,110	1,100
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/36	405	427
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/39	670	687
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/42	3,660	3,701
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/30	10,500	10,415
	Metropolitan Council GO	4.000%	9/1/38	4,185	3,782
	Metropolitan Council GO	4.000%	9/1/39	4,220	3,757
	Metropolitan District GO	5.000%	7/15/26	1,000	1,032
	Metropolitan District GO	5.000%	7/15/27	1,640	1,715
	Metropolitan District GO	5.000%	7/15/29	1,845	1,950
	Metropolitan District GO	5.000%	7/15/30	1,360	1,435
	Metropolitan District GO	5.000%	7/15/31	1,520	1,602
	Metropolitan District GO	5.000%	7/15/32	1,765	1,858
	Metropolitan District GO	5.000%	7/15/33	1,325	1,409
	Metropolitan District GO	5.000%	7/15/33	1,000	1,063
	Metropolitan District GO	5.000%	7/15/34	1,425	1,509
	Metropolitan District GO	5.000%	7/15/34	1,000	1,059
	Metropolitan District GO	4.000%	7/15/35	1,880	1,785
	Metropolitan District GO	4.000%	7/15/36	1,425	1,325
	Metropolitan District GO	4.000%	7/15/36	1,200	1,116
	Metropolitan District GO	4.000%	7/15/37	2,030	1,861
	Metropolitan District GO	4.000%	7/15/38	1,115	1,004
	Metropolitan District GO	4.000%	7/15/39	500	444
	Metropolitan District GO	4.000%	7/15/39	1,050	932
[1,5]	New Haven CT GO	5.000%	8/1/29	500	521
[1,5]	New Haven CT GO	5.000%	8/1/30	500	523
[1,5]	New Haven CT GO	5.000%	8/1/36	1,000	1,031
[1,5]	New Haven CT GO	5.000%	8/1/38	1,000	1,013
	Norwalk CT GO	4.000%	8/15/40	955	851
[1]	Stratford CT GO	4.000%	1/1/35	3,890	3,733
[1]	Stratford CT GO	4.000%	1/1/36	3,890	3,685
	University of Connecticut College & University Revenue	5.000%	11/1/26	1,000	1,035
	University of Connecticut College & University Revenue	5.000%	11/1/26	2,830	2,929
	University of Connecticut College & University Revenue	5.000%	2/15/27	8,000	8,090
	University of Connecticut College & University Revenue	5.000%	11/1/27	1,350	1,412
	University of Connecticut College & University Revenue	5.000%	11/1/27	3,150	3,295
	University of Connecticut College & University Revenue	5.000%	11/1/28	1,250	1,323
	University of Connecticut College & University Revenue	5.000%	11/1/28	3,275	3,466
	University of Connecticut College & University Revenue	5.000%	3/15/29	3,010	3,080
	University of Connecticut College & University Revenue	5.000%	2/15/32	2,900	2,922
	University of Connecticut College & University Revenue	5.000%	2/15/33	6,325	6,371
					744,698
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	2,010	2,041
	Delaware GO	5.000%	1/1/26	2,000	2,055
	Delaware GO	5.000%	2/1/26	3,045	3,132
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/33	415	441
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	5.000%	7/1/34	440	469
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/35	310	292
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/36	340	310
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/26	390	399
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/29	670	710
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	910	980
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	6,000	4,960
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	4,090	3,315
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	8,000	6,290
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	11,250	10,250
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,980	3,626
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,100	1,115
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,215	1,229

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,200	1,211
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	2,130	2,149
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	6,360	6,664
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,350	1,405
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	8,135	8,290
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/30	2,010	2,158
Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/35	1,500	1,581
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/27	4,975	5,202
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/29	4,000	4,277
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	3,195	3,448
University of Delaware College & University Revenue	5.000%	11/1/36	510	545
University of Delaware College & University Revenue	5.000%	11/1/36	2,345	2,437
University of Delaware College & University Revenue	5.000%	11/1/37	550	580
University of Delaware College & University Revenue	5.000%	11/1/38	535	554
University of Delaware College & University Revenue	5.000%	11/1/39	850	876
University of Delaware College & University Revenue	5.000%	11/1/40	510	522
University of Delaware College & University Revenue	5.000%	11/1/42	1,335	1,348
Wilmington DE GO	4.000%	1/1/30	850	859
				85,720
District of Columbia (1.1%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	1,000	1,057
District of Columbia Charter School Aid Revenue	3.000%	6/1/30	1,100	935
District of Columbia Charter School Aid Revenue	4.000%	6/1/30	1,000	920
District of Columbia Charter School Aid Revenue	5.000%	6/1/40	2,240	1,996
District of Columbia College & University Revenue	5.000%	4/1/30	250	259
District of Columbia College & University Revenue	5.000%	4/1/31	250	261
District of Columbia College & University Revenue	4.000%	4/1/32	250	233
District of Columbia College & University Revenue	4.000%	4/1/33	280	260
District of Columbia College & University Revenue	4.000%	4/1/34	300	276
District of Columbia College & University Revenue	4.000%	4/1/35	300	271
District of Columbia College & University Revenue	4.000%	4/1/36	350	310
District of Columbia College & University Revenue	3.000%	4/1/37	1,090	843
District of Columbia College & University Revenue	3.000%	4/1/38	1,815	1,369
District of Columbia College & University Revenue	3.000%	4/1/40	635	453
District of Columbia College & University Revenue	3.000%	4/1/41	295	206
District of Columbia GO	5.000%	6/1/25	2,865	2,918
District of Columbia GO	5.000%	6/1/26	3,130	3,230
District of Columbia GO	5.000%	6/1/27	5,615	5,869
District of Columbia GO	5.000%	2/1/28	660	695
District of Columbia GO	5.000%	6/1/28	2,175	2,269
District of Columbia GO	5.000%	2/1/29	865	921
District of Columbia GO	5.000%	6/1/29	1,065	1,108
District of Columbia GO	5.000%	6/1/30	5,450	5,629
District of Columbia GO	5.000%	6/1/31	5,530	5,707
District of Columbia GO	5.000%	6/1/32	9,000	9,220
District of Columbia GO	5.000%	6/1/32	8,395	8,639
District of Columbia GO	5.000%	10/15/32	6,500	6,874
District of Columbia GO	4.000%	6/1/33	7,020	6,963
District of Columbia GO	5.000%	6/1/33	19,325	19,880
District of Columbia GO	5.000%	6/1/34	12,500	12,848
District of Columbia GO	5.000%	6/1/34	5,115	5,278
District of Columbia GO	5.000%	6/1/35	4,500	4,615
District of Columbia GO	5.000%	6/1/35	18,355	18,895
District of Columbia GO	5.000%	6/1/35	1,000	1,029
District of Columbia GO	5.000%	10/15/35	15,000	15,743
District of Columbia GO	5.000%	1/1/36	3,500	3,783
District of Columbia GO	4.000%	2/1/36	2,600	2,521
District of Columbia GO	4.000%	2/1/36	900	873
District of Columbia GO	5.000%	6/1/36	4,540	4,640
District of Columbia GO	5.000%	6/1/36	17,555	17,996
District of Columbia GO	5.000%	6/1/36	11,250	11,533
District of Columbia GO	5.000%	6/1/36	1,000	1,032
District of Columbia GO	5.000%	1/1/37	3,650	3,897
District of Columbia GO	5.000%	6/1/37	10,395	10,602
District of Columbia GO	5.000%	10/15/37	17,475	18,008
District of Columbia GO	5.000%	1/1/38	3,300	3,470
District of Columbia GO	5.000%	6/1/38	11,045	11,216

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	6/1/38	11,485	11,708
	District of Columbia GO	5.000%	10/15/38	16,125	16,554
	District of Columbia GO	5.000%	1/1/39	3,000	3,142
	District of Columbia GO	4.000%	2/1/39	5,000	4,542
	District of Columbia GO	5.000%	1/1/40	4,660	4,866
	District of Columbia GO	5.000%	6/1/41	12,620	12,625
	District of Columbia GO	5.000%	6/1/43	5,055	5,127
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	2,220	2,229
	District of Columbia Health, Hospital, Nursing Home Revenue	4.500%	1/1/25	1,015	991
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	2,325	2,352
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	4.000%	9/1/25	1,170	1,154
[4,6]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.390%	11/1/23	19,100	19,100
[4,6]	District of Columbia Housing Finance Agency Revenue TOB VRDO	4.450%	11/1/23	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/28	2,310	2,457
	District of Columbia Income Tax Revenue	5.000%	12/1/29	2,885	3,095
	District of Columbia Income Tax Revenue	5.000%	12/1/30	4,110	4,442
	District of Columbia Income Tax Revenue	5.000%	12/1/31	5,000	5,451
	District of Columbia Income Tax Revenue	5.000%	3/1/33	7,020	7,448
	District of Columbia Income Tax Revenue	5.000%	10/1/34	12,960	13,733
	District of Columbia Income Tax Revenue	5.000%	12/1/34	14,550	15,853
	District of Columbia Income Tax Revenue	5.000%	12/1/35	15,000	16,221
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	4,698
	District of Columbia Income Tax Revenue	5.000%	12/1/37	8,500	8,991
	District of Columbia Income Tax Revenue	3.000%	3/1/38	1,000	776
	District of Columbia Income Tax Revenue	4.000%	3/1/39	1,005	915
	District of Columbia Income Tax Revenue	4.000%	5/1/39	1,400	1,273
	District of Columbia Income Tax Revenue	4.000%	5/1/40	740	668
	District of Columbia Income Tax Revenue	5.000%	7/1/40	9,715	10,085
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,920	1,985
	District of Columbia Income Tax Revenue	5.000%	7/1/42	1,345	1,385
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/25	4,170	4,239
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/26	3,985	4,101
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/26	2,200	2,264
	District of Columbia Water & Sewer Authority Water Revenue	3.000%	10/1/34	1,250	1,053
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	5,860	5,955
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	1,035	976
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	7,000	7,052
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	8,985	8,995
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/27	10,000	9,425
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/31	1,000	1,026
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/32	600	615
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/33	3,500	3,572
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	2,000	2,044
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/34	3,400	3,460
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	1,500	1,381
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/35	2,000	2,037
[8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/36	2,000	1,049
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/36	2,000	1,806
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/36	2,020	2,045
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	45,700	21,756
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	12,000	5,820
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,850	906
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,000	477
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	10,255	4,973
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/37	2,000	1,770
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/37	2,050	2,064
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/38	1,000	871
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/38	2,000	2,006
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	2,760	1,186
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/39	1,695	1,698
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/31	1,410	1,517
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/32	3,045	3,262
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/33	2,100	2,243
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,005	2,133
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	1,720	1,670
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,195	1,137
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/25	2,000	2,038

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	6,510	6,720
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	6,350	6,627
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	5,440	5,655
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	7,450	7,730
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	500	530
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/32	1,285	1,360
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/34	1,000	953
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/35	1,010	950
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/36	1,000	922
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	442
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/33	2,500	2,403
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/34	2,000	1,906
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/35	3,040	2,860
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/36	1,500	1,383
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/37	750	678
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/38	1,250	1,105
	Washington Convention & Sports Authority Tax Allocation Revenue	4.000%	10/1/39	1,240	1,076
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/27	650	677
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	2,400	2,524
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/28	645	678
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/29	1,920	2,035
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	6,000	5,919
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	15,450	15,145
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	4,000	3,263
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	1,750	1,609
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	1,500	1,568
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	3,000	3,136
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,360	1,414
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	4,315	4,487
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,650	4,207
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,425	1,477
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	3,670	3,803
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	4,970	5,121
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	6,910	7,085
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	10,200	10,434
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	4,700	4,808
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	9,060	9,241
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	6,185	6,291
					706,810
Florida (4.4%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	410	405
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	105	102
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,007
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	640	613
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,350	1,359
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	945	891
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,325	1,333
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	155	144
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	580	530
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	1,160	1,045
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	22,010	21,691
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	382
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	3,600	2,752
[3]	Alachua County School Board COP	5.000%	7/1/30	4,150	4,383
	Bay County School Board COP	5.500%	7/1/42	1,600	1,663
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	2,985	2,991
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,440	2,445
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,720	2,725
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	5,795	5,806
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	4,355	4,363
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	3,290	3,296
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	675	691
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	4,500	4,508
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	9,000	9,017
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,480	1,523
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	7,750	7,765
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	1,560	1,609

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,635	1,644
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,715	1,704
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	830	818
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	4,970	4,866
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	6,065	5,916
[4,6]	Brevard County Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	28,790	28,790
	Brevard County School District COP	5.000%	7/1/25	1,000	1,001
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/25	2,000	2,001
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/36	9,900	10,493
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/37	10,390	10,896
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/38	7,500	7,772
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/39	11,400	11,771
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/37	4,440	3,446
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/39	2,000	1,488
	Broward County FL School District COP	5.000%	7/1/26	15,315	15,803
	Broward County FL School District GO	5.000%	7/1/33	5,605	5,856
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/39	750	676
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/40	700	629
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	1,400	1,227
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	974
[1,5]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/35	1,985	1,989
[1,5]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/36	2,090	2,103
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/27	1,285	1,339
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/29	1,100	1,136
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/35	1,500	1,382
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/36	1,400	1,263
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/37	4,000	3,519
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	750	751
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/28	3,550	3,567
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/29	3,000	3,011
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/30	2,000	2,003
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/31	4,010	4,007
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	1,000	997
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	2,380	2,365
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	4,865	4,800
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/35	1,050	1,025
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	8/1/30	360	335
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	5,320	4,791
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/40	300	273
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,370	2,208
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,040	1,731
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	5,640	5,769
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	4,365	4,454
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/29	10,000	9,878
[3]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/29	2,500	2,649
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/32	6,500	6,210
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,002
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	4,950	4,991
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	7,060	7,117
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	5,000	4,755
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	12,000	8,397
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	5,850	5,422
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/37	2,125	2,161
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/38	2,365	1,801
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	4,190	4,242
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,000	898
[3]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/40	7,310	4,901
	Central Florida Tourism Oversight District GO	4.000%	6/1/32	3,115	3,029
	Central Florida Tourism Oversight District GO	4.000%	6/1/34	10,000	9,823
	Central Florida Tourism Oversight District GO	4.000%	6/1/35	4,685	4,307
	Central Florida Tourism Oversight District GO	5.000%	6/1/37	5,000	5,065
[3,10]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/25	0.000%	5/1/28	3,000	2,754
[3,10]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/25	0.000%	5/1/33	4,000	3,699
	Coral Springs FL Appropriations Revenue (Municipal Complex Project)	5.000%	9/1/33	1,000	1,023
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/28	220	225

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/30	220	225
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/32	300	306
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/38	1,655	1,658
	Duval County Public Schools COP	5.000%	7/1/27	4,025	4,088
	Duval County Public Schools COP	5.000%	7/1/33	14,415	14,600
[3]	Duval County Public Schools COP	5.000%	7/1/34	2,000	2,098
[3]	Duval County Public Schools COP	5.000%	7/1/35	2,250	2,364
	Escambia County FL Sales Tax Revenue	5.000%	10/1/34	2,340	2,404
	Escambia County FL Sales Tax Revenue	5.000%	10/1/35	3,510	3,597
	Escambia County FL Sales Tax Revenue	5.000%	10/1/36	2,205	2,250
	Escambia County FL Sales Tax Revenue	5.000%	10/1/37	2,870	2,914
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,800	3,829
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	4,095	4,121
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	6,935	6,965
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	6,660	6,656
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,985	5,914
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	16,015	15,230
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	7,320	6,738
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/28	500	521
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/30	1,375	1,441
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/31	1,445	1,522
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/32	1,520	1,610
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/33	1,600	1,694
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/34	1,685	1,777
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/35	1,765	1,854
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/36	1,855	1,698
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/37	1,930	1,729
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/35	1,870	1,561
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/33	9,030	8,677
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	12,355	11,753
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	7,000	6,725
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	2,720	2,661
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/34	4,090	4,022
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/38	11,635	10,538
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/39	2,180	1,654
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/41	7,500	4,563
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/42	9,050	5,360
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/42	3,245	2,821
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/29	1,250	1,191
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/29	160	151
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/30	215	195
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/30	940	830
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/31	220	197
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/31	690	638
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/31	325	323
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	4,100	3,387
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	435	391
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/42	460	414
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/28	820	829
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/30	1,080	1,090
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/32	1,090	1,097
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/33	765	769
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/34	800	803
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/35	1,055	1,056
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/40	1,650	1,567
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/28	315	322
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/29	285	292
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,225	1,140
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,600	1,516
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,225	2,082
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,640	3,299
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	2,300	2,129
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	850	758
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	2,850	2,542
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,700	2,305
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,500	2,098
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	2,275	1,882

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	1,600	1,047
	Florida GO	5.000%	7/1/26	5,540	5,722
	Florida GO	5.000%	7/1/26	15,845	16,366
	Florida GO	5.000%	6/1/28	5,000	5,299
	Florida GO	4.000%	6/1/29	2,700	2,679
	Florida GO	5.000%	6/1/29	15,115	16,196
	Florida GO	4.000%	6/1/30	2,590	2,605
	Florida GO	4.000%	6/1/32	45	45
	Florida GO	4.000%	6/1/33	5,570	5,475
	Florida GO	4.000%	6/1/35	4,000	3,944
	Florida GO	4.000%	6/1/42	4,000	3,581
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/35	1,000	954
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/36	1,580	1,465
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/38	2,000	1,805
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/39	1,000	882
[3]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/40	1,305	1,133
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	400	412
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/28	235	242
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	435	451
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/29	325	337
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	1,000	1,041
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/30	325	338
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	1,000	1,031
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/31	350	366
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	1,180	1,216
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/32	600	622
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	750	774
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/33	330	342
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	800	828
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/34	600	621
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/35	850	879
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/38	550	476
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/40	820	599
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/33	2,370	2,384
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/34	3,920	3,949
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/30	2,045	2,052
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/33	2,305	2,306
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/35	3,615	3,573
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/36	3,795	3,705
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/35	2,000	1,839
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/37	2,810	2,511
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/38	2,405	2,115
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/39	2,635	2,289
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/40	3,370	2,895
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/52	8,230	7,825
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	1,555	1,569
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	10,000	10,143
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	10,490	10,649
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	10,240	10,378
	Florida Lottery Revenue	5.000%	7/1/26	3,520	3,630
	Florida Lottery Revenue	5.000%	7/1/26	25,950	26,757
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	1,075	1,085
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	1,765	1,796
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	1,060	1,075
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	1,370	1,389
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/28	3,580	3,559
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,385	1,404
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	3,475	3,519
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	8,770	8,940
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	10,020	10,197
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	8,535	8,675
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/32	5,750	4,952
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/33	4,750	4,011
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/29	3,095	3,229
	Florida Municipal Power Agency Nuclear Revenue (St. Lucie Project)	5.000%	10/1/30	1,340	1,398
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/39	350	364
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/40	500	519

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/41	600	619
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/42	500	514
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/43	325	333
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	3/1/37	4,645	4,420
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/41	1,000	1,040
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/42	2,000	2,075
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/43	1,500	1,554
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,350	1,426
[3]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,885	1,991
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/44	8,000	6,889
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/31	200	213
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/32	175	187
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/33	200	213
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/34	325	345
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/37	425	437
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/39	475	483
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/40	500	506
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/41	550	557
[3]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/42	400	405
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/26	2,485	2,564
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/27	3,050	3,179
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/28	5,000	5,211
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/29	7,100	7,398
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/30	4,000	4,164
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/34	5,030	5,216
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/35	5,040	5,163
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/37	5,000	5,101
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	680	702
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/26	625	645
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/27	135	141
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	990	991
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/36	745	757
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/37	2,550	2,581
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,110	1,114
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,375	1,389
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,460	1,474
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,100	2,117
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,270	2,283
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,020	2,026
[3]	Hernando County School District COP	5.000%	7/1/27	6,000	6,140
[3]	Hernando County School District COP	5.000%	7/1/31	5,925	6,063
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/28	345	311
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/29	355	315
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/30	365	318
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/31	375	319
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/32	285	250
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/33	300	259
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/34	245	205
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/35	255	210
[1]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/36	260	208
[1]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/40	1,200	821
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.090%	11/7/23	1,800	1,800
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/27	1,250	1,306
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,040	972
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,160	1,079
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,640	1,516
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/40	1,775	1,629
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/41	1,270	1,153
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/26	28,000	28,926
[4,6]	Hillsborough County FL Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	16,520	16,520
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/28	12,300	11,571
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/31	26,515	24,679
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	3,115	2,859
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/27	2,590	2,671
	Hillsborough County School Board COP	5.000%	7/1/27	1,360	1,402
	Hillsborough County School Board COP	5.000%	7/1/29	3,050	3,186
	Hollywood FL GO	5.000%	7/1/42	3,705	3,732

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Jacksonville FL General Fund Revenue	5.000%	10/1/29	1,240	1,329
Jacksonville FL General Fund Revenue	5.000%	10/1/30	3,000	3,245
Jacksonville FL General Fund Revenue	5.000%	10/1/31	1,240	1,341
Jacksonville FL General Fund Revenue	4.000%	10/1/39	2,000	1,741
Jacksonville FL General Fund Revenue	4.000%	10/1/41	1,150	1,000
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,010	1,037
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,255	2,327
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	3,890	3,934
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,000	3,031
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,875	1,922
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	3,790	3,827
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	4,510	4,556
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,635	1,663
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	4,730	4,778
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	4,970	5,030
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	5,220	5,257
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,475	5,449
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	5,755	5,500
Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	2,965	2,809
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/39	1,650	1,382
Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/40	2,175	1,796
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	5,060	5,302
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/27	8,650	8,884
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	6,485	6,539
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	1,735	1,805
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	7,000	7,424
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	4,785	4,918
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/29	7,750	7,811
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	3,145	3,169
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	9,000	9,263
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/33	3,105	3,127
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	1,765	1,777
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/34	2,000	2,071
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/35	2,930	3,063
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/36	2,840	2,946
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/37	3,245	3,346
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/38	2,000	2,052
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/34	2,550	2,577
Jacksonville Transportation Authority Miscellaneous Taxes Revenue	5.000%	8/1/36	1,655	1,666
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	15,000	15,454
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,400	7,740
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,785	2,787
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	10,000	10,370
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	1,830	1,929
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	6,090	6,288
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	550	583
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	7,220	7,440
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/31	7,000	7,186
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	8,000	8,209
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	9,000	9,294
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,000	1,858
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	10,000	9,205
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/35	3,500	3,655
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	4,500	3,991
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	10,195	9,031
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/36	9,125	8,161
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	4,000	3,454
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	6,860	5,923
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,955	2,552
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/37	2,140	2,141
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,750	1,498
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	4,500	3,952
JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,500	4,594
JEA Water & Sewer System Water Revenue	5.000%	10/1/26	1,235	1,276
JEA Water & Sewer System Water Revenue	5.000%	10/1/27	21,020	21,984
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	2,340	2,449
JEA Water & Sewer System Water Revenue	5.000%	10/1/28	3,145	3,292

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	1,340	1,345
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	5,580	5,827
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	980	984
	JEA Water & Sewer System Water Revenue	5.000%	10/1/30	1,925	2,009
	JEA Water & Sewer System Water Revenue	4.000%	10/1/33	11,205	11,019
	JEA Water & Sewer System Water Revenue	5.000%	10/1/33	1,210	1,290
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	1,150	1,221
	JEA Water & Sewer System Water Revenue	5.000%	10/1/34	2,730	2,899
	JEA Water & Sewer System Water Revenue	4.000%	10/1/35	8,000	7,689
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	1,180	1,246
	JEA Water & Sewer System Water Revenue	5.000%	10/1/35	2,525	2,666
	JEA Water & Sewer System Water Revenue	4.000%	10/1/36	1,000	937
	JEA Water & Sewer System Water Revenue	4.000%	10/1/37	1,000	916
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	6,000	5,437
	JEA Water & Sewer System Water Revenue	4.000%	10/1/38	1,080	979
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	4,600	4,141
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	1,185	1,067
	JEA Water & Sewer System Water Revenue	3.000%	10/1/40	2,500	1,852
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	2,290	1,996
	JEA Water & Sewer System Water Revenue	4.000%	10/1/40	640	569
	JEA Water & Sewer System Water Revenue, Prere.	5.000%	4/1/24	1,020	1,025
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/32	1,340	1,401
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/35	1,495	1,553
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/36	1,200	1,236
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/38	2,275	2,309
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,500	1,507
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	1,760	1,768
[3]	Lake County School Board (Master Lease Program) COP, Prere.	5.000%	6/1/24	3,000	3,013
[3]	Lake County School Board COP	5.000%	6/1/31	5,000	5,040
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/37	1,670	1,545
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/38	2,000	2,062
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/39	1,185	1,070
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/39	1,000	1,027
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/40	1,395	1,243
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/41	1,400	1,232
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,023
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	5,077
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,755	3,799
	Lakeland FL Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	3,135	3,172
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	3.250%	10/1/26	2,355	2,213
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/29	370	350
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,670	1,558
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	575	529
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,000	921
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Obligated Group)	3.750%	10/1/27	1,710	1,602
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/26	1,000	1,005
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/28	3,055	3,070
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/30	3,300	3,315
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/32	1,820	1,827
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/33	1,000	1,003
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/34	1,000	1,003
[3]	Lee County FL Transportation Facilities Highway Revenue	5.000%	10/1/35	1,000	1,003
	Lee County School Board COP	5.000%	8/1/27	5,010	5,042
	Lee County School Board COP	5.000%	8/1/28	4,080	4,105
	Lee County School Board COP	5.000%	8/1/34	3,500	3,543
	Lee County School Board COP	5.000%	8/1/35	4,270	4,318
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	2,250	2,313
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	7,290	7,562
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	3,870	4,036
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	4,500	4,596
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,695	5,779
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	3,000	3,021
	Miami Beach FL GO	3.000%	5/1/32	4,440	3,909
	Miami Beach FL GO	3.000%	5/1/33	2,340	2,015
	Miami Beach FL GO	5.000%	5/1/34	2,920	3,090
	Miami Beach FL GO	5.000%	5/1/35	4,000	4,209

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami Beach FL GO	5.000%	5/1/36	2,700	2,823
	Miami Beach FL GO	5.000%	5/1/37	5,695	5,884
	Miami Beach FL GO	5.000%	5/1/38	5,980	6,140
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,085	1,103
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,910	1,941
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,015	2,045
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/30	1,860	1,888
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/32	1,335	1,355
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/34	2,500	2,534
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/35	4,400	4,449
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/26	1,560	1,603
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/28	1,695	1,758
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/29	3,920	4,061
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/30	3,250	3,259
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/31	2,500	2,502
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/32	2,230	2,228
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/33	2,400	2,373
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/34	2,555	2,503
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/35	2,760	2,656
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/26	1,005	1,037
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/28	720	753
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/29	1,000	1,046
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/30	1,215	1,271
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	825	821
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,000	994
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,007
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,200	5,200
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/28	1,890	1,998
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/29	2,005	2,138
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/30	2,630	2,800
[1]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/31	2,765	2,941
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,520	1,434
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/27	1,430	1,481
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/28	3,010	3,158
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/29	3,160	3,315
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/31	3,495	3,660
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/33	3,865	4,030
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/34	4,060	4,209
[3,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/35	2,000	2,064
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,500	2,504
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	3,420	3,430
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,470	3,487
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,245	1,251
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/28	1,885	1,911
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/29	2,150	2,180
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	1,690	1,699
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/31	2,000	2,012
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	600	607
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/32	2,550	2,564
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/33	6,450	6,474
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/39	625	606
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/27	3,710	3,795
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	1,705	1,739
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	15,390	15,709
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/35	8,210	8,380
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	14,000	14,241
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/36	8,620	8,768
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/33	6,785	6,676
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/30	12,555	12,483
	Miami-Dade County FL Appropriations Revenue	4.000%	4/1/31	11,270	11,099
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	2,960	2,984
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	6,795	6,892
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,055	2,046
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/31	2,000	2,114
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/33	5,150	5,423
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,615	1,548
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/34	4,005	4,039

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,100	2,935
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/35	2,880	2,894
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	1,260	1,180
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	4,250	3,949
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	4,250	3,904
	Miami-Dade County FL GO	5.000%	7/1/26	2,000	2,031
	Miami-Dade County FL GO	5.000%	7/1/29	5,100	5,237
	Miami-Dade County FL GO	3.000%	7/1/32	9,740	8,489
	Miami-Dade County FL GO	5.000%	7/1/32	1,055	1,073
	Miami-Dade County FL GO	3.000%	7/1/33	10,030	8,615
	Miami-Dade County FL GO	5.000%	7/1/33	4,710	5,013
	Miami-Dade County FL GO	5.000%	7/1/37	5,000	5,037
	Miami-Dade County FL GO	5.000%	7/1/38	5,020	5,081
	Miami-Dade County FL GO	5.000%	7/1/39	6,485	6,661
	Miami-Dade County FL GO	4.000%	7/1/42	1,820	1,594
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/32	3,285	3,463
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/34	3,150	3,093
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	3,625	3,814
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/34	4,915	5,168
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/35	5,675	5,938
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/36	3,405	3,264
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/36	5,955	6,203
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/37	3,540	3,300
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	3,195	3,298
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/37	5,000	5,162
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	4,405	4,519
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/38	6,565	6,735
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	4,625	4,730
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/39	6,895	7,052
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/42	7,295	6,328
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/29	2,500	2,548
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	3,842
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,495
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,905
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	2,640	1,568
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	32,750	14,032
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	6,610	2,661
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/41	4,100	1,549
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/30	10,965	10,965
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/31	10,000	9,966
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	7,050	7,138
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	10,000	10,122
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/32	11,500	11,639
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/33	2,040	1,939
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/33	10,115	10,231
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	11,000	10,565
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/34	5,260	5,013
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	10,020	9,429
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/35	7,000	6,610
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	2,650	2,194
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	8,025	7,416
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/36	3,225	3,330
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	11,510	10,422
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	7,765	7,139
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/37	5,370	5,497
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/38	4,720	4,812
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	9,325	8,442
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/39	4,285	3,775
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/40	2,395	1,801
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	5,330	4,670
[3]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/43	5,065	3,556
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	7,360	7,388
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	600	614
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	500	513
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	1,000	936
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,020	1,031
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,000	1,000

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/25	1,500	1,506
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/25	3,180	3,219
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/30	3,290	3,089
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	3,450	2,977
	Miami-Dade County School Board COP	5.000%	11/1/26	8,020	8,087
	Miami-Dade County School Board COP	5.000%	11/1/27	10,000	10,078
	Miami-Dade County School Board COP	5.000%	11/1/28	10,045	10,121
	Miami-Dade County School Board COP	5.000%	11/1/29	10,000	10,071
	Miami-Dade County School Board GO	5.000%	3/15/35	1,130	1,148
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/43	5,000	5,062
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/38	4,195	3,737
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	1,080	950
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	14,435	12,564
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	8,335	7,169
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	12,000	10,074
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/24	1,750	1,757
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/25	1,250	1,249
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/30	2,750	2,751
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	8,500	8,360
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	5,200	5,270
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,795	4,861
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	5,000	5,062
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	5,000	5,061
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	4,535	4,589
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,955	3,999
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/32	1,870	1,956
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/34	2,040	1,936
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/36	2,210	2,025
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/38	2,385	2,102
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/39	2,485	2,155
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/40	2,580	2,213
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/41	2,685	2,268
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/29	1,000	1,056
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/33	5,350	5,684
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/35	5,900	6,251
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/36	6,195	6,475
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/37	2,000	1,806
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/37	4,000	4,132
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/38	2,000	1,832
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/38	6,830	7,018
[3]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/39	1,375	1,243
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/39	7,165	7,341
	Okaloosa County School Board COP	5.000%	10/1/25	595	604
	Okaloosa County School Board COP	5.000%	10/1/27	995	1,040
	Okaloosa County School Board COP	5.000%	10/1/28	1,340	1,417
	Okaloosa County School Board COP	5.000%	10/1/29	3,265	3,484
	Okaloosa County School Board COP	5.000%	10/1/30	2,450	2,638
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/26	6,715	6,898
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/27	2,165	2,246
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/28	1,485	1,556
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	7,930	8,098
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	3,055	3,121
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,500	1,530
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,650	1,730
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	2,000	2,107
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,185	5,264
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	6,415	6,462
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,000	1,042
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	5,000	5,006
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	1,022
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,015
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,500	1,511
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,400	1,394
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,250	2,226
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,250	1,228
	Orange County School Board COP	5.000%	8/1/33	21,500	21,973
	Orlando FL Miscellaneous Revenue	5.000%	10/1/37	3,000	3,114

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orlando FL Miscellaneous Revenue	5.000%	10/1/38	3,030	3,131
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/26	2,285	2,336
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/27	1,325	1,367
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/28	2,010	2,080
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/29	2,020	2,089
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/31	5,425	5,578
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/33	2,095	2,142
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/34	5,000	5,095
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/35	3,125	3,132
[3]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/37	2,020	2,034
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/29	1,505	1,549
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	25,240	20,828
	Orlando Utilities Commission Water Revenue	5.000%	10/1/37	1,100	1,167
	Orlando Utilities Commission Water Revenue	5.000%	10/1/38	1,000	1,054
[10]	Osceola County Expressway Authority Highway Revenue, 5.550% coupon rate effective 10/1/24, ETM	0.000%	10/1/29	1,000	1,126
[10]	Osceola County Expressway Authority Highway Revenue, 5.650% coupon rate effective 10/1/24, ETM	0.000%	10/1/30	1,400	1,617
[10]	Osceola County Expressway Authority Highway Revenue, 5.750% coupon rate effective 10/1/24, ETM	0.000%	10/1/31	1,625	1,932
[10]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	2,060	2,185
[10]	Osceola County Expressway Authority Highway Revenue, 5.900% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	3,000	3,199
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/28	1,000	780
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/29	1,410	1,043
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/29	500	512
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	1,500	1,052
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/30	600	614
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/31	1,990	1,323
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/31	500	511
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/32	2,400	1,511
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/32	500	510
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/33	3,670	2,193
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/33	800	815
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/34	1,300	1,320
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/35	1,300	1,313
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	2,535	1,243
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	700	701
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	2,850	1,298
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/37	700	692
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	3,250	1,379
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	1,005	984
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	1,200	1,164
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/33	6,000	6,131
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/37	7,910	8,042
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	600	618
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	625	555
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	600	617
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,035	1,066
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,000	1,026
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,125
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,510	1,534
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,740	1,406
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,260	1,269
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,295	1,289
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,365	2,328
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,750	1,707
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	490	361
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/32	260	260
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/35	800	791
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/37	770	732
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/38	435	410
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/39	400	375
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/40	400	374
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/41	420	390

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/42	560	518
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/24	1,000	1,011
	Palm Beach County School District COP	5.000%	8/1/26	2,080	2,146
	Palm Beach County School District COP	5.000%	8/1/29	3,595	3,647
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,059
	Palm Beach County School District COP	5.000%	8/1/31	10,660	10,799
	Palm Beach County School District COP	5.000%	8/1/32	3,445	3,488
	Palm Beach County School District COP	5.000%	8/1/32	12,010	12,161
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	2,275	2,306
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/27	4,055	4,115
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/33	650	690
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/34	1,000	1,057
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/37	530	544
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/38	500	506
	Panama City Beach FL Tax Allocation Revenue (Front Beach Road Project)	5.000%	11/1/39	1,000	1,007
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	37,500	37,881
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/31	4,000	4,265
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/32	4,000	4,292
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/33	4,245	4,567
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/34	5,000	5,371
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/35	5,000	5,350
[3]	Pasco FL Intergovernmental Agreement Revenue	5.250%	9/1/36	4,420	4,682
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,720	1,835
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	1,365	1,447
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,860	1,963
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,490	3,666
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/41	3,000	3,139
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/42	6,330	6,583
[3]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/43	6,680	6,933
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/36	2,000	1,589
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/37	3,190	2,444
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/36	4,825	3,834
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/36	1,665	1,339
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/34	1,000	962
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/37	500	460
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/38	250	225
	Pinellas County School Board COP (Master Lease Program)	4.000%	7/1/39	500	445
	Polk County FL Utility System Water Revenue	5.000%	10/1/37	1,810	1,896
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/27	980	1,009
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/28	3,160	3,237
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/29	2,115	2,164
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/30	2,210	2,097
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/39	1,990	2,112
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/40	1,570	1,658
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/41	1,830	1,924
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	13,550	13,458
	School Board of Miami-Dade County GO	5.000%	3/15/39	1,535	1,544
	School District of Broward County COP	5.000%	7/1/35	5,000	5,294
	School District of Broward County COP	5.000%	7/1/36	12,795	13,372
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/31	275	246
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/36	630	519
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/41	425	317
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/29	2,000	1,757
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/39	3,050	2,327
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	11,090	10,648
	South Florida Water Management District COP	5.000%	10/1/26	9,290	9,519
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	4,345	4,438
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,010	5,165
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,500	3,611
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	4,000	4,091
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	9,025	8,520
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,865	13,953
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,000	4,975
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	12,610	10,585
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/29	445	402
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/30	400	355

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/31	415	364
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/36	2,500	1,994
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/41	3,100	2,253
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/24	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/28	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.000%	7/1/29	500	500
	Sumter County FL IDA Health, Hospital, Nursing Home Revenue (Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,136
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/29	3,015	3,032
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	2,000	2,010
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,085	2,095
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/34	5,000	5,036
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/35	6,455	6,473
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/36	3,350	3,358
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/37	3,000	3,006
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	955	959
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,800	1,812
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,100	1,109
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,550	1,560
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/27	1,020	1,027
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/28	1,000	1,009
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/32	1,335	1,341
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/33	2,015	2,023
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/35	2,100	2,106
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/36	2,300	2,306
[13]	Tampa Bay Water Revenue	6.000%	10/1/29	10,010	11,261
	Tampa FL Appropriations Revenue	3.000%	10/1/34	4,730	4,032
	Tampa FL Appropriations Revenue	3.000%	10/1/35	2,870	2,400
	Tampa FL Appropriations Revenue	2.000%	10/1/38	3,620	2,402
	Tampa FL Appropriations Revenue	2.000%	10/1/39	4,815	3,113
	Tampa FL Appropriations Revenue	2.000%	10/1/40	5,125	3,230
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,412
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,657
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	1,886
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,348
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,513
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,685
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,125	3,067
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/28	290	297
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/29	300	308
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/30	575	590
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/31	375	383
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/32	300	307
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/33	275	281
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/34	375	383
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/35	525	535
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/36	1,075	1,086
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/37	400	308
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,000	860
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/40	1,200	1,167
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/33	400	236
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/34	2,440	1,356
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	2,320	1,207
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/37	3,000	1,336
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/39	2,400	919
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/40	1,250	446
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,571
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,565
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,705	3,799
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/32	605	585
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/33	625	596
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/34	650	612
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/35	680	635
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/36	705	648
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/37	5,000	4,486
[1]	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	5,390	4,699
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/33	1,730	1,672
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/34	1,285	1,240

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	4.000%	7/1/33	6,720	6,594
	USF Financing Corp. COP	5.000%	7/1/30	5,420	5,498
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/31	1,500	1,273
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/36	1,000	766
[4]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/38	1,000	939
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,125	1,131
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/27	1,000	1,030
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	2,000	2,011
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/28	1,500	1,538
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/29	1,110	1,116
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	2,355	2,368
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	1,000	1,005
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/35	400	371
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/36	510	462
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/37	725	643
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/38	750	655
	Volusia County Educational Facility Authority College & University Revenue	4.000%	10/15/39	1,000	863
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/24	635	639
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/27	1,835	1,845
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/28	1,650	1,659
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/29	2,350	2,363
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/30	3,895	3,921
	Volusia County School Board (Master Lease Program) COP	5.000%	8/1/31	6,375	6,418
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/36	1,000	1,039
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/41	1,000	1,010
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/30	1,150	1,226
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/32	1,250	1,339
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/36	2,000	2,104
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/38	2,000	2,035
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/40	2,250	2,278
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/41	1,855	1,874
					2,909,654
Georgia (3.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/36	9,230	9,073
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/37	9,740	9,442
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/39	9,335	9,050
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/27	2,325	2,350
	Athens-Clarke County GA Unified Government Water & Sewerage Water Revenue	5.000%	1/1/28	2,500	2,526
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,540	2,577
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,000	1,016
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,365	1,384
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	1,280	1,296
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,008
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/31	5,025	5,033
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	2,000	2,003
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	2,025	2,028
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/38	2,680	2,494
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	3,180	3,264
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	2,785	2,577
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/39	1,500	1,388
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,900	2,663
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/40	2,400	2,204
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	11,000	11,226
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	4,400	4,530
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,273
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/41	10,000	10,256
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,135	1,918
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	4.000%	7/1/42	2,000	1,797
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	1,995	2,102
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/29	1,045	1,112
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/31	2,540	2,544
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	5,880	6,077
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,175	3,269
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	6,485	6,651
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,795	1,845
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,415	2,470

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA GO	5.000%	12/1/39	7,840	8,220
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/25	6,565	6,808
[3]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/26	15,280	16,151
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/34	2,275	2,191
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	7,220	7,448
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/34	3,260	3,363
	Atlanta GA Water & Wastewater Water Revenue	4.000%	11/1/35	2,305	2,205
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,000	4,113
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/35	4,010	4,123
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/36	14,010	14,330
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/37	1,000	1,018
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	2,260	2,246
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/35	3,065	3,084
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/36	1,020	1,020
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/26	9,030	9,251
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/27	9,480	9,810
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/28	9,960	10,320
	Bartow County Development Authority Electric Power & Light Revenue PUT	3.950%	3/8/28	11,680	11,130
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,500	2,621
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,650	1,722
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,850	2,954
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,535	2,606
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,990	3,056
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,335	1,359
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/43	1,710	1,522
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/29	880	911
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/30	1,080	1,119
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/32	1,435	1,486
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/33	1,595	1,652
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	220	229
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	270	281
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	360	375
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	405	422
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,140	1,192
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,000	1,040
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	1,000	901
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	1,290	1,135
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,355	1,168
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project)	2.200%	10/1/32	2,100	1,565
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	5,815	5,503
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/32	300	314
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/33	450	425
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/35	1,245	1,165
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/37	775	695
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/38	680	512
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/39	925	688
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/40	1,000	738
	Cherokee County Board of Education GO	5.000%	8/1/33	1,780	1,822
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,285	3,333
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	3,250	3,297
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/30	430	451
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	410	432
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	470	493
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	300	314
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/36	650	599
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/37	715	644
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	635	561
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,000	4,010
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	500	516
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,000	1,032
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	575	596
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,245	1,290
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	450	467
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,240	1,287
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	450	464
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	530	546

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	475	448
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	795	750
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	725	678
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/33	425	397
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	500	463
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	600	550
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	750	682
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	800	614
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,000	997
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/38	1,175	1,171
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	790	701
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	500	444
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,132
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/40	1,150	1,132
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	400	348
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	3,710	3,680
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	2,320	2,294
[5]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	3,885	3,812
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	1,500	1,006
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	404
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	700	712
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	900	922
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	1,000	1,019
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	1,640	1,669
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	1,230	1,252
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	2,250	2,288
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/33	2,620	2,664
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	3,350	3,407
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	2,500	2,538
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	4,300	4,347
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	4,500	4,523
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,130	1,149
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	8,160	8,191
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	9,100	9,054
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	9,565	9,430
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/29	1,280	1,308
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/30	1,020	1,042
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/32	1,000	925
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/34	1,100	1,126
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/36	1,160	1,180
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/29	1,210	1,236
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/30	1,265	1,312
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/31	1,065	1,105
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/32	1,020	1,058
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/34	1,450	1,373
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/35	1,490	1,397
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/36	1,000	922
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/33	1,750	1,769
	Dalton GA GO	5.000%	2/1/42	9,000	9,129
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/25	3,000	3,079
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/35	1,145	1,234
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/38	1,060	1,112
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,048
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	938
	Development Authority of Burke County Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.875%	3/6/26	3,855	3,753
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,075	2,020
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	2,810	2,736
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,197
	Development Authority of Monroe County Electric Power & Light Revenue PUT	3.875%	3/6/26	1,230	1,197
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	2,215	2,265
	Forsyth County School District GO	5.000%	2/1/27	1,000	1,042
	Forsyth County School District GO	5.000%	2/1/34	2,535	2,643

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Forsyth County School District GO	5.000%	2/1/35	3,790	3,943
	Forsyth County School District GO	5.000%	2/1/37	2,250	2,319
	Fulton County Development Authority College & University Revenue	5.000%	6/15/34	1,160	1,219
	Fulton County Development Authority College & University Revenue	5.000%	6/15/36	1,015	1,054
	Fulton County Development Authority College & University Revenue	5.000%	6/15/38	1,165	1,194
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,010	3,054
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,640	2,678
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,600	1,659
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,876
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,750	1,782
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	8,810	8,889
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/37	2,200	1,946
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	3,500	3,065
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/39	4,255	3,692
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	400	404
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	600	610
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/27	530	543
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	560	571
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/29	500	509
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	870	885
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/31	900	915
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/35	4,700	4,772
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,820	2,834
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue VRDO	4.280%	11/1/23	40,850	40,850
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	2,080	2,035
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	1,680	1,622
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,500	7,286
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	4,740	4,252
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/29	935	839
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/30	975	857
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/31	2,030	1,760
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/37	8,665	7,443
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/41	13,735	9,700
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	21,755	22,500
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	12,095	12,464
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	7,715	6,932
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,640	2,353
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	5,355	4,734
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	5,570	4,873
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,580	2,222
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/37	1,500	1,336
	Gainesville School District GO	4.000%	11/1/34	680	669
	Gainesville School District GO	4.000%	11/1/35	1,000	975
	Gainesville School District GO	4.000%	11/1/36	1,000	943
	Georgia GO	5.000%	7/1/24	20,000	20,162
	Georgia GO	5.000%	7/1/25	1,615	1,648
	Georgia GO	5.000%	2/1/26	9,660	9,927
	Georgia GO	5.000%	7/1/28	9,000	9,560
	Georgia GO	5.000%	7/1/28	25,490	27,076
	Georgia GO	5.000%	7/1/29	10,730	11,529
	Georgia GO	5.000%	1/1/31	11,165	12,165
	Georgia GO	5.000%	7/1/31	10,955	11,514
	Georgia GO	5.000%	1/1/32	14,420	15,849
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	14,000	14,405
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	8,000	8,231
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	4,485	4,487
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	1,300	1,301

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,270	1,308
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/29	1,140	1,177
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/30	1,225	1,262
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/31	1,385	1,418
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/32	1,450	1,481
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/33	1,200	1,224
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/34	2,295	2,339
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/35	925	940
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/36	1,145	1,159
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/37	1,115	1,121
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/38	1,150	1,149
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	16,330	16,566
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/29	1,610	1,663
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/30	1,900	1,976
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/31	1,490	1,557
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/32	1,355	1,416
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/33	2,000	1,901
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/35	2,305	2,158
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/36	1,000	926
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	4.000%	1/1/37	1,500	1,362
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/38	710	542
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/39	730	544
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	3.000%	1/1/40	500	366
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	580	597
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/28	625	643
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/29	500	507
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	890	900
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/31	1,655	1,691
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	750	758
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/32	600	612
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	800	809
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/33	500	509
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	9,000	9,127
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	2,560	2,605
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	2,225	2,243
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/35	725	736
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/35	340	358
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	1,300	1,305
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/36	2,055	2,078
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	660	686
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/36	650	676
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	1,350	1,344
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/37	2,420	2,432
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	545	561
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/37	500	514
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	1,455	1,428
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/38	2,355	2,346
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	1,480	1,467
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	750	764
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/38	500	510
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/39	2,100	2,078
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	1,620	1,594
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/39	620	629
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,200	1,173
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	1,000	1,011
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/40	700	707
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,055	1,062
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/41	1,170	1,178
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,360	1,308
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,000	1,002
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/42	1,275	1,277
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,010	1,010
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/43	1,000	1,000
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/25	5,215	5,256
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	6,640	6,740
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	39,845	40,420
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	28,000	28,652

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	90	91
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/30	1,095	1,099
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/33	2,115	2,116
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/34	2,000	2,000
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/35	5,845	5,810
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/29	1,200	1,239
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/30	1,250	1,300
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/31	1,250	1,306
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/32	1,500	1,567
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	2,550	2,661
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	1,365	1,431
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/35	1,250	1,300
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/36	3,330	3,444
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/37	3,260	3,332
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/38	1,540	1,370
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/39	1,560	1,385
Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/40	1,250	1,097
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,150	1,064
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/37	3,120	3,294
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,250	2,353
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/39	2,625	2,386
Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	7,840	7,088
Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/41	7,365	7,575
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	650	678
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	710	741
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	565	585
Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/40	10,000	9,167
Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/41	10,000	9,071
Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/43	10,000	8,892
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,365	4,340
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	12,110	11,907
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	500	452
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	950	849
Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,750	1,516
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	500	509
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/30	500	509
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/32	1,000	1,017
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/34	1,250	1,271
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/36	2,300	2,323
Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/37	2,100	2,111
Gwinnett County School District GO	5.000%	8/1/26	10,435	10,796
Gwinnett County School District GO	5.000%	2/1/39	15,000	15,518
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,379
Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	9,982
Houston County School District GO	5.000%	9/1/26	835	863
Jackson County GA School District GO	5.000%	3/1/31	1,425	1,511
Jackson County GA School District GO	5.000%	3/1/32	1,020	1,080
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	450	454
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/26	630	641
LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/28	835	851
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/29	4,000	3,978
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/33	1,050	1,039
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	2,770	2,708
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	7,055	6,836
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/37	2,335	2,253
Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/38	2,615	2,493
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	130,205	130,190
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	31,755	31,450
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	93,325	90,659
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	26,400	25,400
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	147,860	138,642
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	56,135	55,330
Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	56,815	52,822
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	164,125	163,047
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	35,575	34,984
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	138,205	137,238
Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	70,725	69,477

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	112,795	111,939
[2]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of SOFR + 0.830%	4.464%	8/1/48	6,300	6,297
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	5,300	5,423
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	9,015	9,223
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/33	14,000	13,793
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/34	16,465	16,155
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/35	12,000	11,678
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	5,310	5,415
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	22,080	22,446
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	8,000	6,403
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,354
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,000	1,518
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/39	2,055	1,560
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,051
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	7,065	5,266
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/40	3,000	2,236
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/41	4,000	2,928
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/41	8,207	7,392
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/42	1,000	718
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/26	4,810	4,984
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/29	450	471
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/30	700	735
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/32	700	739
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/33	850	898
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/34	1,000	1,054
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/35	2,100	2,203
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/36	1,000	927
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/37	2,300	2,088
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	1,750	1,523
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/29	500	522
	Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/31	600	633
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/31	475	491
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/32	400	412
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	1,675	1,770
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/33	550	566
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	50,000	52,825
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/34	400	370
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/35	500	452
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/36	3,680	3,522
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/38	1,400	1,260
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/38	115	98
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/39	1,300	1,157
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/39	11,480	11,768
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/41	1,650	1,436
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/29	350	363
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/30	125	130
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/31	100	104
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/32	150	153
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,125	1,944
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,395	2,098
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/27	780	816
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/28	500	529
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/29	525	561
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/30	500	532
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/32	1,055	1,116
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/35	1,265	1,329
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/37	575	595
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/38	675	617
					2,389,024

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Guam (0.2%)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	750	753
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/27	600	602
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,300	1,300
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	1,000	1,003
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	2,065	2,070
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/30	1,000	1,002
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/32	2,230	2,231
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,000	994
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	300	295
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/37	675	652
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/28	500	506
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/29	500	505
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	377
Guam Income Tax Revenue	5.000%	12/1/31	4,000	3,974
Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	8,070	8,070
Guam Miscellaneous Taxes Revenue	5.000%	11/15/24	9,240	9,229
Guam Miscellaneous Taxes Revenue	5.000%	11/15/25	11,035	11,005
Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	5,940	5,917
Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	625	629
Guam Miscellaneous Taxes Revenue	5.000%	11/15/30	10,100	9,947
Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,375	1,381
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	4,025	3,332
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,225	1,236
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	2,080	2,100
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,230	1,247
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	3,795	3,850
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	1,245	1,250
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	5,165	5,236
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/28	3,615	3,678
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	5,425	5,486
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	4,440	4,526
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	5,695	5,739
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	7,520	7,669
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	9,775	9,975
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	5,380	5,412
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/32	3,570	3,639
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	4,250	4,314
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,825	1,831
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	3,385	3,421
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/35	2,690	2,691
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	3,815	3,762
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	5,000	4,854
				147,690
Hawaii (0.8%)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/29	18,400	19,508
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/30	9,975	10,656
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/35	16,565	16,047
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/36	27,670	26,443
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/37	4,505	4,231
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/38	30,000	27,797
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	15,000	13,786
Hawaii County HI GO	5.000%	9/1/28	1,000	1,028
Hawaii County HI GO	5.000%	9/1/30	1,000	1,025
Hawaii GO	5.000%	8/1/24	10,000	10,083
Hawaii GO	5.000%	4/1/25	19,785	20,085
Hawaii GO	5.000%	10/1/25	12,015	12,261
Hawaii GO	5.000%	4/1/27	7,870	8,070
Hawaii GO	4.000%	4/1/28	5,050	5,049
Hawaii GO	5.000%	5/1/28	14,910	15,445
Hawaii GO	5.000%	10/1/28	8,080	8,310
Hawaii GO	5.000%	10/1/28	9,085	9,343
Hawaii GO	4.000%	4/1/29	10,000	10,002
Hawaii GO	5.000%	10/1/29	7,000	7,195
Hawaii GO	4.000%	4/1/30	14,190	14,077
Hawaii GO	4.000%	5/1/30	13,815	13,719
Hawaii GO	4.000%	4/1/31	1,410	1,397

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hawaii GO	4.000%	10/1/31	5,000	4,942
Hawaii GO	4.000%	10/1/32	5,285	5,223
Hawaii GO	5.000%	1/1/33	10,750	11,184
Hawaii GO	4.000%	1/1/34	8,740	8,560
Hawaii GO	5.000%	1/1/34	8,745	9,111
Hawaii GO	5.000%	1/1/36	22,430	23,237
Hawaii GO	5.000%	1/1/36	13,000	13,569
Hawaii GO, Prere.	5.000%	8/1/24	2,975	3,001
Hawaii GO, Prere.	5.000%	8/1/24	2,515	2,537
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/32	500	483
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	500	480
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	925
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	850	770
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/38	1,305	1,174
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/40	700	616
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	1,000	1,035
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,750	1,819
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	9,195	9,769
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/37	640	502
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/38	1,945	1,496
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/41	2,130	1,554
Honolulu HI City & County GO	5.000%	10/1/26	7,500	7,643
Honolulu HI City & County GO	5.000%	10/1/26	5,135	5,238
Honolulu HI City & County GO	5.000%	10/1/27	4,030	4,105
Honolulu HI City & County GO	5.000%	11/1/27	1,610	1,689
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,072
Honolulu HI City & County GO	5.000%	10/1/29	2,280	2,320
Honolulu HI City & County GO	5.000%	11/1/29	2,500	2,671
Honolulu HI City & County GO	5.000%	10/1/31	12,690	12,899
Honolulu HI City & County GO	5.000%	10/1/33	4,000	4,065
Honolulu HI City & County GO	4.000%	7/1/34	1,405	1,375
Honolulu HI City & County GO	5.000%	9/1/34	8,035	8,329
Honolulu HI City & County GO	4.000%	9/1/36	2,930	2,763
Honolulu HI City & County GO	3.000%	7/1/37	1,995	1,568
Honolulu HI City & County GO	3.000%	7/1/37	2,030	1,592
Honolulu HI City & County GO	4.000%	7/1/38	1,000	912
Honolulu HI City & County GO	5.000%	7/1/38	1,000	1,048
Honolulu HI City & County GO	4.000%	7/1/39	2,560	2,291
Honolulu HI City & County GO	5.000%	7/1/39	1,000	1,043
Honolulu HI City & County GO	4.000%	9/1/39	1,820	1,649
Honolulu HI City & County GO	4.000%	7/1/40	1,000	896
Honolulu HI City & County GO	5.000%	7/1/40	605	628
Honolulu HI City & County GO	5.000%	7/1/41	1,000	1,030
Honolulu HI City & County GO	5.000%	7/1/42	1,000	1,025
Honolulu HI City & County GO	5.000%	7/1/43	1,000	1,023
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	4,990	5,125
Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	4,170	4,224
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/26	3,000	3,054
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	4,010	3,923
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/35	8,020	7,817
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/36	3,000	3,095
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	6,000	5,456
Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	5.000%	7/1/40	2,000	2,085
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,765	6,897
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	6,835	6,969
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	8,220	8,381
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	18,060	18,414
Kauai County Community Facilities District Special Tax Revenue	4.375%	5/15/42	4,000	3,271
Maui County HI GO	2.000%	3/1/39	2,365	1,497
Maui County HI GO	2.000%	3/1/40	2,425	1,494
Maui County HI GO	2.000%	3/1/41	1,485	891
University of Hawaii College & University Revenue	3.000%	10/1/34	3,500	3,024
University of Hawaii College & University Revenue	4.000%	10/1/35	1,845	1,803
University of Hawaii College & University Revenue	3.000%	10/1/36	2,845	2,348
University of Hawaii College & University Revenue (Medical School Project)	5.000%	10/1/26	7,010	7,232
				526,418

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/36	995	1,034
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/38	1,205	1,233
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/39	1,265	1,290
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/40	1,215	1,230
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/41	700	707
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/39	750	783
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/40	2,550	2,646
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/42	2,175	2,238
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/43	1,000	1,028
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,750	2,790
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/28	4,060	4,153
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/29	4,810	4,903
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/30	4,525	4,597
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/34	4,425	4,323
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/30	500	533
	Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/31	750	803
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/36	1,000	915
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/37	1,250	1,118
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	2,070	2,106
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,010	1,040
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/27	5,655	5,904
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/53	17,795	18,246
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/30	600	644
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/32	600	652
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/35	1,000	1,077
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/36	1,500	1,600
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/37	1,000	1,054
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/38	1,900	1,984
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/39	4,500	4,680
[1]	University of Idaho College & University Revenue	5.000%	4/1/28	240	251
[1]	University of Idaho College & University Revenue	5.000%	4/1/33	555	587
[1]	University of Idaho College & University Revenue	5.000%	4/1/34	1,735	1,829
[1]	University of Idaho College & University Revenue	5.000%	4/1/36	1,915	1,997
[1]	University of Idaho College & University Revenue	5.000%	4/1/38	1,000	1,026
[1]	University of Idaho College & University Revenue	4.000%	4/1/40	1,150	1,028
					82,029
Illinois (6.1%)
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/26	1,070	1,070
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/28	1,085	1,078
[3]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/29	2,734	2,679
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/31	1,640	1,673
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/33	2,100	2,188
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/33	1,700	1,776
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/34	2,000	2,048
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/35	2,500	2,548
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/36	3,000	3,034
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	9,500	9,776
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/37	7,355	7,362
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	3,250	3,125
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/39	2,750	2,694
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/40	4,100	3,990
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	4,025	3,779
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	5,270	5,200
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	4,640	4,561
	Chicago Board of Education GO	5.000%	12/1/23	15,000	14,996
	Chicago Board of Education GO	5.000%	12/1/24	20,000	20,006
	Chicago Board of Education GO	0.000%	12/1/25	1,300	1,171
	Chicago Board of Education GO	5.000%	12/1/25	11,000	11,033
	Chicago Board of Education GO	0.000%	12/1/26	5,855	5,031
[3]	Chicago Board of Education GO	5.000%	12/1/26	3,560	3,592
	Chicago Board of Education GO	5.000%	12/1/26	12,265	12,299
	Chicago Board of Education GO	5.000%	12/1/26	5,000	5,014
	Chicago Board of Education GO	7.000%	12/1/26	19,600	20,313
	Chicago Board of Education GO	0.000%	12/1/27	1,290	1,052
	Chicago Board of Education GO	4.000%	12/1/27	7,175	6,891
[3]	Chicago Board of Education GO	5.000%	12/1/27	2,750	2,783

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/27	1,000	1,003
	Chicago Board of Education GO	5.000%	12/1/27	1,625	1,630
	Chicago Board of Education GO	0.000%	12/1/28	10,685	8,318
	Chicago Board of Education GO	0.000%	12/1/28	4,530	3,526
[3]	Chicago Board of Education GO	5.000%	12/1/28	3,000	3,045
	Chicago Board of Education GO	5.000%	12/1/28	11,100	11,104
	Chicago Board of Education GO	5.000%	12/1/28	4,000	4,002
	Chicago Board of Education GO	0.000%	12/1/29	465	343
	Chicago Board of Education GO	0.000%	12/1/29	360	266
[3,9]	Chicago Board of Education GO	0.000%	12/1/29	1,165	868
[3]	Chicago Board of Education GO	5.000%	12/1/29	2,500	2,512
	Chicago Board of Education GO	5.000%	12/1/29	9,625	9,570
	Chicago Board of Education GO	5.000%	12/1/29	2,200	2,187
	Chicago Board of Education GO	0.000%	12/1/30	1,610	1,125
	Chicago Board of Education GO	0.000%	12/1/30	20,775	14,523
[9]	Chicago Board of Education GO	0.000%	12/1/30	12,780	8,934
	Chicago Board of Education GO	5.000%	12/1/30	1,180	1,165
[3]	Chicago Board of Education GO	5.000%	12/1/30	1,500	1,507
	Chicago Board of Education GO	5.000%	12/1/30	6,750	6,678
	Chicago Board of Education GO	5.000%	12/1/30	5,535	5,460
[12]	Chicago Board of Education GO	5.500%	12/1/30	115	116
	Chicago Board of Education GO	0.000%	12/1/31	23,570	15,594
[9]	Chicago Board of Education GO	0.000%	12/1/31	10,000	6,753
	Chicago Board of Education GO	5.000%	12/1/31	600	591
	Chicago Board of Education GO	5.000%	12/1/31	1,750	1,724
[5]	Chicago Board of Education GO	5.500%	12/1/31	16,265	16,582
	Chicago Board of Education GO	5.000%	12/1/32	1,610	1,581
	Chicago Board of Education GO	5.000%	12/1/32	10,100	9,919
	Chicago Board of Education GO	5.000%	12/1/33	2,000	1,958
	Chicago Board of Education GO	5.000%	12/1/34	700	680
	Chicago Board of Education GO	5.000%	12/1/34	1,000	970
	Chicago Board of Education GO	5.000%	12/1/34	6,185	6,012
	Chicago Board of Education GO	5.000%	12/1/35	750	721
	Chicago Board of Education GO	5.000%	12/1/35	1,000	962
	Chicago Board of Education GO	5.250%	12/1/35	7,170	6,921
	Chicago Board of Education GO	4.000%	12/1/36	7,815	6,633
	Chicago Board of Education GO	5.000%	12/1/36	5,210	4,920
	Chicago Board of Education GO	5.000%	12/1/36	1,000	947
	Chicago Board of Education GO	5.000%	12/1/36	1,400	1,326
	Chicago Board of Education GO	4.000%	12/1/37	19,630	16,414
[5]	Chicago Board of Education GO	5.500%	12/1/37	11,650	11,550
	Chicago Board of Education GO	4.000%	12/1/38	20,000	16,457
[5]	Chicago Board of Education GO	5.500%	12/1/38	13,985	13,746
	Chicago Board of Education GO	4.000%	12/1/40	13,425	10,733
	Chicago Board of Education GO	4.000%	12/1/41	9,425	7,443
	Chicago Board of Education GO	4.000%	12/1/42	17,250	13,407
	Chicago Board of Education GO	4.000%	12/1/43	2,000	1,539
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/33	1,200	1,199
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/34	1,535	1,530
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	1,615	1,601
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/37	1,350	1,304
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/38	1,700	1,613
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/27	3,765	3,867
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/28	2,000	2,075
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,250	1,277
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/31	1,250	1,277
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/33	1,885	1,922
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/34	4,205	4,295
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/36	6,140	6,224
[4]	Chicago IL (Pulaski Promenade Project) COP	5.240%	2/15/31	1,904	1,852
	Chicago IL GO	0.000%	1/1/24	4,255	4,222
	Chicago IL GO	5.000%	1/1/24	880	880
	Chicago IL GO	5.000%	1/1/25	1,630	1,638
	Chicago IL GO	5.000%	1/1/26	1,050	1,054
	Chicago IL GO	5.000%	1/1/26	13,335	13,484
	Chicago IL GO	5.000%	1/1/26	5,000	5,056
	Chicago IL GO	5.000%	1/1/26	790	793

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL GO	5.000%	1/1/27	3,605	3,629
	Chicago IL GO	5.000%	1/1/27	6,555	6,656
	Chicago IL GO	5.000%	1/1/28	8,000	8,144
	Chicago IL GO	5.000%	1/1/28	5,125	5,217
	Chicago IL GO	5.000%	1/1/29	3,000	3,056
	Chicago IL GO	5.000%	1/1/29	26,350	26,840
	Chicago IL GO	5.000%	1/1/30	9,540	9,732
	Chicago IL GO	0.000%	1/1/31	875	607
	Chicago IL GO	5.000%	1/1/31	1,300	1,317
	Chicago IL GO	4.000%	1/1/32	500	464
	Chicago IL GO	5.000%	1/1/32	800	808
	Chicago IL GO	4.000%	1/1/33	1,525	1,397
	Chicago IL GO	5.000%	1/1/33	1,500	1,523
	Chicago IL GO	5.000%	1/1/33	1,000	1,019
	Chicago IL GO	5.000%	1/1/34	3,290	3,346
	Chicago IL GO	5.750%	1/1/34	2,500	2,568
	Chicago IL GO	4.000%	1/1/35	15,790	14,233
	Chicago IL GO	5.000%	1/1/35	2,315	2,345
	Chicago IL GO	4.000%	1/1/37	1,461	1,257
	Chicago IL GO	4.000%	1/1/38	6,228	5,310
	Chicago IL GO	5.250%	1/1/38	8,110	8,105
	Chicago IL GO	6.000%	1/1/38	1,500	1,536
	Chicago IL GO	0.000%	1/1/39	25,420	10,391
	Chicago IL GO	5.500%	1/1/39	2,500	2,527
	Chicago IL GO	5.500%	1/1/39	7,190	7,268
	Chicago IL GO	5.500%	1/1/40	1,000	1,007
	Chicago IL GO, ETM	5.000%	1/1/26	870	880
	Chicago IL GO, ETM	5.000%	1/1/27	2,445	2,534
	Chicago IL GO, ETM	5.000%	1/1/28	875	918
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue, ETM	5.000%	1/1/24	1,110	1,111
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	3,100	3,151
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,545	2,604
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	1,725	1,726
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	3,330	3,353
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/28	9,030	9,120
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	1,575	1,575
	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/30	16,675	17,246
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/31	2,000	2,000
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/32	1,875	1,860
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/33	3,315	3,269
	Chicago IL Waterworks Water Revenue	5.000%	11/1/23	1,750	1,750
	Chicago IL Waterworks Water Revenue	5.000%	11/1/27	10,395	10,709
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	7,050	7,194
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/31	5,000	5,222
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	5,155	5,455
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/33	1,000	1,054
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/35	1,250	1,301
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/36	1,000	1,037
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/38	1,500	1,482
[3]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,500	1,533
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/29	1,080	1,085
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/31	2,000	2,002
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/33	2,040	2,044
[3,4]	Chicago IL Waterworks Water Revenue TOB VRDO	4.150%	11/1/23	6,765	6,765
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	6,140	6,156
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	10,000	10,027
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,000	10,027
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	6,725	6,743
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,200	5,214
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	3,000	3,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	7,410	7,416
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	5,785	5,846
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,320	1,347
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	4,075	4,070
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,045	1,066
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	3,560	3,553
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	325	325

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	32,400	33,420
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,215	1,253
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,215	1,250
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	3,000	2,991
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	15,135	15,130
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	2,365	2,433
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	570	579
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	5,100	5,285
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	1,035	1,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	3,000	2,991
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	13,630	13,621
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,440	2,475
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,010	2,065
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/29	1,500	1,552
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,220	3,209
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,000	2,999
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,700	5,762
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	1,545	1,576
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	3,085	3,178
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	745	758
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,900	2,887
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	22,890	22,873
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	13,380	13,510
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	2,060	2,095
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/31	3,630	3,728
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	17,305	17,192
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	3,500	3,533
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	4,750	4,795
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	10,605	10,734
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	21,065	20,908
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,750	4,790
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	10,165	10,268
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	19,560	19,699
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	23,500	24,643
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	32,085	30,960
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	15,500	15,589
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	12,250	12,311
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	11,930	11,990
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	6,200	6,484
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	5,780	5,512
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	3,000	3,053
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	8,750	8,768
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,300	1,362
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,000	1,030
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	14,500	13,656
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	10,000	9,371
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	12,790	11,985
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5,000	4,974
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,035	3,074
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,040	1,036
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	10,885	10,818
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,330	1,357
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	3,000	3,005
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	5,000	5,122
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	1,785	1,801
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	7,000	7,128
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/39	1,195	1,227
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/41	1,955	1,991
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/42	5,000	4,368
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,470	1,492
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	15,630	13,504
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/43	1,660	1,680
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/29	5,000	5,259
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/34	6,200	6,502
	Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	4.000%	1/1/35	5,000	4,825
	Chicago Park District GO	5.000%	1/1/25	625	631
	Chicago Park District GO	5.000%	1/1/26	515	520

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Park District GO	5.000%	1/1/27	1,000	1,006
	Chicago Park District GO	5.000%	1/1/27	2,085	2,129
	Chicago Park District GO	5.000%	1/1/27	5,580	5,575
	Chicago Park District GO	5.000%	1/1/28	1,000	1,007
	Chicago Park District GO	5.000%	1/1/28	1,420	1,461
	Chicago Park District GO	5.000%	1/1/29	985	991
[1]	Chicago Park District GO	5.000%	1/1/30	4,500	4,614
[1]	Chicago Park District GO	5.000%	1/1/30	1,000	1,015
[1]	Chicago Park District GO	5.000%	1/1/30	1,450	1,509
	Chicago Park District GO	4.000%	1/1/31	1,250	1,189
	Chicago Park District GO	4.000%	1/1/31	505	481
[1]	Chicago Park District GO	5.000%	1/1/31	5,570	5,710
[1]	Chicago Park District GO	5.000%	1/1/31	1,600	1,640
[1]	Chicago Park District GO	5.000%	1/1/31	1,000	1,015
[1]	Chicago Park District GO	5.000%	1/1/31	2,000	2,030
[1]	Chicago Park District GO	5.000%	1/1/31	2,250	2,332
	Chicago Park District GO	5.000%	1/1/31	1,570	1,547
[1]	Chicago Park District GO	5.000%	1/1/32	5,545	5,683
[1]	Chicago Park District GO	5.000%	1/1/32	5,000	5,125
[1]	Chicago Park District GO	5.000%	1/1/32	1,750	1,813
	Chicago Park District GO	5.000%	1/1/32	1,195	1,175
[1]	Chicago Park District GO	5.000%	1/1/33	1,720	1,763
[1]	Chicago Park District GO	5.000%	1/1/33	5,140	5,267
[1]	Chicago Park District GO	5.000%	1/1/33	2,000	2,028
[1]	Chicago Park District GO	5.000%	1/1/33	2,620	2,685
[1]	Chicago Park District GO	5.000%	1/1/33	3,455	3,579
	Chicago Park District GO	5.000%	1/1/33	455	440
	Chicago Park District GO	5.000%	1/1/33	500	484
[1]	Chicago Park District GO	4.000%	1/1/34	1,375	1,290
[1]	Chicago Park District GO	5.000%	1/1/34	1,640	1,680
[1]	Chicago Park District GO	5.000%	1/1/34	2,000	2,027
	Chicago Park District GO	5.000%	1/1/34	685	660
[1]	Chicago Park District GO	4.000%	1/1/35	2,240	2,081
[1]	Chicago Park District GO	5.000%	1/1/35	1,775	1,814
[1]	Chicago Park District GO	5.000%	1/1/35	2,715	2,802
	Chicago Park District GO	5.000%	1/1/35	490	471
[1]	Chicago Park District GO	4.000%	1/1/36	1,500	1,372
[1]	Chicago Park District GO	5.000%	1/1/37	1,000	1,019
	Chicago Park District GO	5.000%	1/1/39	2,670	2,674
[1]	Chicago Park District GO	5.000%	1/1/39	2,000	2,011
[1]	Chicago Park District GO	4.000%	1/1/42	4,595	3,848
	Chicago Park District GO, Prere.	5.000%	1/1/24	1,430	1,432
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,075	2,110
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	1,035	1,052
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	6,470	6,352
[1,4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	4.210%	11/2/23	3,070	3,070
	Cook County Community College District No. 508 GO	5.000%	12/1/24	2,000	2,001
	Cook County Community College District No. 508 GO	5.250%	12/1/26	2,065	2,065
	Cook County Community College District No. 508 GO	5.250%	12/1/27	2,000	2,000
	Cook County Community College District No. 508 GO	5.250%	12/1/28	2,020	2,014
	Cook County Community College District No. 508 GO	5.250%	12/1/32	7,000	6,777
	Cook County IL GO	4.000%	11/15/25	1,000	997
	Cook County IL GO	4.000%	11/15/26	1,000	997
[3]	Cook County IL GO	5.000%	11/15/26	2,500	2,565
	Cook County IL GO	5.000%	11/15/28	2,380	2,465
	Cook County IL GO	5.000%	11/15/29	3,265	3,391
	Cook County IL GO	5.000%	11/15/31	2,000	2,017
	Cook County IL GO	5.000%	11/15/31	2,155	2,248
	Cook County IL GO	5.000%	11/15/32	1,615	1,682
	Cook County IL GO	5.000%	11/15/33	1,390	1,443
	Cook County IL GO	5.000%	11/15/33	1,425	1,492
	Cook County IL GO	5.000%	11/15/34	1,180	1,203
	Cook County IL GO	5.000%	11/15/35	1,025	1,038
	Cook County IL Sales Tax Revenue	5.000%	11/15/30	320	337
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	630	666
	Cook County IL Sales Tax Revenue	5.000%	11/15/31	750	793
	Cook County IL Sales Tax Revenue	5.000%	11/15/32	350	371

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cook County IL Sales Tax Revenue	5.000%	11/15/33	3,150	3,234
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	3,920	3,964
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	2,000	1,743
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	2,750	2,368
	Cook County IL Sales Tax Revenue	5.000%	11/15/42	1,600	1,580
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/40	1,570	1,407
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/32	1,255	1,078
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/33	1,250	1,050
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/35	1,000	798
[3]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/38	720	534
[1]	Cook County School District No. 99 Cicero GO	4.000%	12/1/28	1,170	1,144
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	2,860	2,514
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/33	14,620	12,673
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/34	15,405	13,205
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/35	13,720	11,673
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/36	17,065	14,102
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/34	2,815	2,777
	Evanston IL GO	3.500%	12/1/38	2,000	1,631
[1]	Evanston IL GO	3.500%	12/1/39	2,000	1,630
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	10,845	8,915
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue	5.250%	4/1/53	8,775	8,894
	Illinois Finance Authority College & University Revenue	5.000%	9/1/28	1,130	1,098
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	15,000	15,091
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	2,585	2,640
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,280	3,458
	Illinois Finance Authority College & University Revenue	5.000%	9/1/29	600	579
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	12,250	12,317
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	2,030	2,069
	Illinois Finance Authority College & University Revenue	5.000%	10/1/29	580	557
	Illinois Finance Authority College & University Revenue	5.000%	9/1/30	700	672
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	1,010	1,028
	Illinois Finance Authority College & University Revenue	5.000%	10/1/30	500	477
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	15,000	15,065
	Illinois Finance Authority College & University Revenue	5.000%	10/1/31	860	814
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	525	455
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	15,000	15,061
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	350	299
	Illinois Finance Authority College & University Revenue	5.000%	12/1/34	1,320	1,285
	Illinois Finance Authority College & University Revenue	4.000%	9/1/35	1,000	820
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	28,975	29,047
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	605	660
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	983
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	230	176
	Illinois Finance Authority College & University Revenue	5.500%	10/1/39	1,050	1,014
	Illinois Finance Authority College & University Revenue	5.500%	10/1/42	1,300	1,232
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,050	1,050
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,245	1,246
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,850	1,862
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	8,000	8,085
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,015	1,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,315	2,333
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,870	2,903
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	8,000	8,152
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,020	1,030
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,700	1,741
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,028
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	16,500	16,971
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	2,485	2,359
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	3,170	3,288
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,030	4,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	13,750	14,090
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	3,350	3,495
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,000	3,133
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	500	506
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,260
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,000	4,024
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	7,900	7,744

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,920	1,929
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,000	1,008
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	2,250	2,340
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	500	505
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	2,000	2,014
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	1,550	1,553
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,300	2,317
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	1,000	1,006
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	5,815	5,912
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	2,555	2,510
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	4,000	4,010
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	10,000	10,240
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	2,190	2,078
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	1,000	1,003
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,500	2,624
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	500	504
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	2,065	1,995
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	6,805	6,404
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	10,000	10,241
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	2,000	1,906
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	10,000	9,333
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/33	1,800	1,731
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	2,500	2,560
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,300	2,339
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	500	504
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,955	3,972
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/34	1,325	1,134
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,000	2,083
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	3,500	3,515
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	600	536
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	5,585	5,054
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,700	2,587
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	400	400
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,675	2,501
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	7,605	7,652
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,810	5,170
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	7,380	7,360
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,000	1,846
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,000	3,494
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	2,500	2,252
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	4,650	4,182
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,285	5,369
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,375	2,099
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	5,640	4,932
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/40	4,000	3,008
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,735
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	5,410	4,429
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	10,000	9,667
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,675	2,357
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	800	629
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	7,065	5,803
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,000	858
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	5,000	4,055
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/43	7,640	6,129
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/38	3,850	3,904
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/39	5,000	5,030
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/40	12,925	12,910
Illinois Finance Authority Health, Hospital, Nursing Home Revenue (NorthShore University HealthSystem Obligated Group)	5.000%	8/15/41	14,810	14,716
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	1,050	1,063
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/27	3,515	3,622
Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/31	4,800	4,960
Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.870%	11/1/23	13,000	13,000
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,885	3,912

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	5,010	5,044
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	1,290	1,300
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	5,000	5,040
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	800	806
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,100	5,252
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	5,500	5,664
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,500	2,575
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	5,000	5,166
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,430	6,644
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/27	6,500	6,716
Illinois Finance Authority Water Revenue	5.000%	7/1/34	6,000	6,185
Illinois Finance Authority Water Revenue	5.000%	7/1/35	5,000	5,152
Illinois Finance Authority Water Revenue	4.000%	7/1/38	1,335	1,201
Illinois Finance Authority Water Revenue	4.000%	7/1/39	15,500	13,788
Illinois Finance Authority Water Revenue	4.000%	7/1/40	6,020	5,366
Illinois Finance Authority Water Revenue	4.000%	7/1/41	8,640	7,614
Illinois GO	5.000%	11/1/23	42,780	42,780
Illinois GO	5.000%	1/1/24	14,060	14,071
Illinois GO	5.000%	2/1/24	6,270	6,278
Illinois GO	4.000%	5/1/24	10,210	10,190
Illinois GO	5.000%	10/1/24	3,000	3,016
Illinois GO	5.000%	10/1/24	3,000	3,016
Illinois GO	5.000%	2/1/25	3,250	3,278
Illinois GO	5.000%	2/1/25	3,775	3,776
Illinois GO	4.000%	3/1/25	1,500	1,493
Illinois GO	5.000%	11/1/25	18,375	18,602
Illinois GO	5.000%	1/1/26	2,115	2,143
Illinois GO	5.000%	2/1/26	11,175	11,173
Illinois GO	5.000%	3/1/26	4,500	4,565
Illinois GO	5.000%	7/1/26	11,265	11,452
Illinois GO	5.000%	10/1/26	4,800	4,887
Illinois GO	5.000%	10/1/26	3,800	3,869
Illinois GO	5.000%	11/1/26	2,750	2,801
Illinois GO	5.000%	12/1/26	8,390	8,551
Illinois GO	5.000%	1/1/27	7,500	7,601
Illinois GO	5.000%	4/1/27	3,840	3,825
Illinois GO	5.000%	7/1/27	19,050	19,484
Illinois GO	5.000%	9/1/27	3,775	3,864
Illinois GO	5.000%	10/1/27	2,690	2,755
Illinois GO	5.000%	11/1/27	1,725	1,755
Illinois GO	5.000%	11/1/27	5,330	5,461
Illinois GO	5.000%	12/1/27	10,560	10,823
Illinois GO	5.000%	2/1/28	11,305	11,522
Illinois GO	5.000%	7/1/28	3,600	3,702
Illinois GO	5.000%	10/1/28	4,000	4,116
Illinois GO	5.000%	11/1/28	42,580	43,529
Illinois GO	5.000%	11/1/28	1,195	1,230
Illinois GO	5.000%	1/1/29	4,055	4,103
Illinois GO	5.000%	5/1/29	10,000	10,325
Illinois GO	5.000%	5/1/29	5,000	5,162
Illinois GO	5.000%	7/1/29	10,000	10,328
Illinois GO	5.000%	10/1/29	4,000	4,105
Illinois GO	5.000%	11/1/29	18,795	19,176
Illinois GO	5.000%	1/1/30	8,000	8,084
Illinois GO	5.250%	2/1/30	8,945	8,913
Illinois GO	5.000%	5/1/30	18,380	19,000
Illinois GO	5.000%	10/1/30	3,000	3,066
Illinois GO	5.000%	5/1/31	34,015	35,174
Illinois GO	5.000%	5/1/31	15,000	15,511
Illinois GO	3.500%	6/1/31	1,480	1,344
Illinois GO	5.000%	5/1/32	24,500	25,296
Illinois GO	5.000%	5/1/32	10,000	10,325
Illinois GO	4.000%	6/1/33	5,880	5,520
Illinois GO	5.000%	7/1/33	7,890	8,104
Illinois GO	4.000%	10/1/33	7,000	6,546
Illinois GO	5.000%	3/1/34	1,000	1,020
Illinois GO	5.000%	5/1/34	3,010	3,039

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	5/1/34	11,970	12,236
	Illinois GO	5.000%	7/1/34	16,535	16,885
	Illinois GO	4.000%	10/1/34	8,745	8,099
	Illinois GO	4.000%	11/1/34	9,855	9,118
	Illinois GO	5.000%	5/1/35	3,500	3,520
	Illinois GO	5.000%	5/1/35	5,505	5,589
	Illinois GO	5.000%	7/1/35	15,395	15,610
	Illinois GO	5.000%	12/1/35	3,000	3,009
	Illinois GO	5.000%	5/1/36	4,000	4,028
	Illinois GO	5.000%	7/1/36	6,325	6,360
	Illinois GO	4.125%	10/1/36	9,500	8,648
	Illinois GO	5.000%	5/1/37	3,155	3,150
	Illinois GO	4.000%	7/1/37	9,830	8,724
	Illinois GO	4.000%	10/1/37	2,750	2,430
	Illinois GO	4.000%	3/1/38	7,275	6,393
	Illinois GO	5.250%	5/1/38	4,005	4,045
	Illinois GO	4.000%	10/1/38	3,250	2,826
	Illinois GO	5.250%	5/1/39	4,500	4,524
	Illinois GO	5.500%	5/1/39	5,000	5,115
	Illinois GO	4.000%	10/1/39	2,545	2,180
	Illinois GO	4.000%	3/1/40	2,300	1,958
	Illinois GO	5.250%	5/1/40	4,305	4,306
	Illinois GO	4.000%	10/1/40	1,500	1,266
	Illinois GO	3.000%	12/1/40	2,500	1,794
	Illinois GO	4.000%	3/1/41	1,860	1,565
	Illinois GO	5.250%	5/1/41	3,000	2,983
	Illinois GO	5.250%	5/1/42	5,000	4,932
	Illinois GO	5.250%	5/1/43	4,105	4,033
	Illinois GO	5.125%	10/1/43	7,000	6,765
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/37	1,685	1,633
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/41	4,395	2,907
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/49	5,895	5,781
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/50	1,375	1,323
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/50	7,240	6,818
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/52	2,245	2,124
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.500%	10/1/52	18,760	18,415
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/52	11,440	11,527
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	6/1/25	2,370	2,334
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	1,155	1,169
	Illinois Sales Tax Revenue	5.000%	6/15/27	7,875	7,978
[1]	Illinois Sales Tax Revenue	5.000%	6/15/27	10,245	10,390
[1]	Illinois Sales Tax Revenue	5.000%	6/15/28	13,485	13,690
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,140	4,020
[1]	Illinois Sales Tax Revenue	4.000%	6/15/31	3,000	2,906
	Illinois Sales Tax Revenue	3.000%	6/15/33	1,000	835
	Illinois Sales Tax Revenue	5.000%	6/15/36	4,000	3,971
	Illinois Sales Tax Revenue	5.000%	6/15/37	4,000	3,924
	Illinois Sales Tax Revenue	5.000%	6/15/38	5,000	4,868
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	3,120	3,089
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/29	2,110	2,077
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	2,300	2,252
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/30	1,565	1,539
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/31	595	581
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/32	980	952
[12]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	10,405	9,570
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,180	4,277
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	1,315	1,316
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	6,000	6,214
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,251
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,385	1,452
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	3,520	3,522
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	5,245	5,248
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	23,100	24,255
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	18,605	19,783
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	6,100	6,149
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	21,830	22,866
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/31	12,360	12,529

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	4,500	4,501
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	7,075	7,170
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	9,000	9,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/33	11,100	11,181
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	11,700	11,781
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,000	2,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	3,140	3,176
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,610	2,670
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	4,150	4,178
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	2,500	2,546
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/37	2,000	1,872
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	2,040	2,063
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	10,000	9,991
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	4,500	4,538
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	1,000	903
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/39	3,000	2,696
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	2,445	2,192
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	24,310	24,237
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	37,885	38,351
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	4,250	4,299
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	23,695	20,660
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	7,990	8,010
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	27,700	28,117
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	3,230	3,269
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	1,495	1,279
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	32,235	32,192
[3]	Illinois State University College & University Revenue	5.000%	4/1/39	1,165	1,178
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/33	1,400	1,483
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/34	1,700	1,789
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/37	2,000	2,050
[1]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/38	3,085	3,135
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/39	1,725	1,781
[1]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/40	3,575	3,674
[1]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/42	3,500	3,630
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/31	1,525	1,527
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/33	890	878
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	750	736
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	2,000	1,913
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	190	190
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/28	410	411
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/29	250	249
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/30	225	224
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/31	220	218
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/32	230	226
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/34	230	220
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/35	280	260
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/36	365	331
[3]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/37	400	309
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/38	290	255
[3]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/39	275	238
	Kane McHenry Cook & De Kalb Counties Unit School District No. 300 GO	5.000%	1/1/30	2,665	2,722
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	1,360	1,402
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,218
[3]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	8,500	8,806
[5]	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/38	6,270	6,463
[5]	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/39	6,595	6,784
	Lake County Forest Preserve District GO	5.000%	12/15/29	1,135	1,214
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/33	230	248
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/34	235	253
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/35	300	322
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/36	650	693
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/41	1,575	1,633
[3]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/42	500	517
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	21,155	21,039
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	2,160	2,148
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	23,795	22,603
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/25	29,905	27,104

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/26	11,485	10,218
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	4,250	4,333
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	9,640	8,200
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/28	2,270	2,329
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/29	22,390	17,165
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	25,380	25,721
[3,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	5,850	6,045
[8,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	4,200	4,340
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	40,000	29,876
[3,15]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/30	115	85
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	245	174
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	44,255	30,729
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	74,580	50,548
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/31	675	688
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	39,225	25,954
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/32	600	612
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	43,400	27,354
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	14,570	8,957
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/33	450	458
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/34	520	529
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	5,500	3,112
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	415	220
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	2,000	1,034
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/36	2,660	1,328
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	1,500	723
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	9,300	4,449
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/37	1,425	663
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	20,980	9,685
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	500	218
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	29,950	13,465
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	2,000	842
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	500	205
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	36,445	14,461
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	8,850	8,545
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	20,285	16,815
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	9,060	7,754
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/31	0.000%	12/15/37	3,300	2,159
	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	755	751
	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	30,080	29,932
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/41	1,065	385
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,875	1,930
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	500	527
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	2,215	2,351
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,340	1,422
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	3,000	3,184
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	2,555	2,732
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	6,350	6,790
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	1,500	1,662
[3]	Mundelein IL GO	4.000%	12/15/27	500	501
[3]	Mundelein IL GO	4.000%	12/15/28	500	501
[3]	Mundelein IL GO	4.000%	12/15/29	500	497
[3]	Mundelein IL GO	4.000%	12/15/32	1,000	979
[3]	Mundelein IL GO	4.000%	12/15/39	2,000	1,708
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/25	3,110	3,175
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	4,115	4,244
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	5,090	5,224
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	6,180	6,368
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	4,555	4,652
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/31	3,245	3,062
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	2,215	2,077
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/36	3,020	2,635
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	2,755	2,308
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/28	750	765
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/29	500	509
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/30	600	609
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/30	325	330
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/31	1,070	1,081

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/31	450	456
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/32	700	704
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/32	975	907
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/33	750	750
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/33	850	785
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/34	750	750
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/35	1,625	1,490
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/35	1,095	999
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/36	750	682
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/36	550	499
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/37	775	690
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/37	1,350	1,201
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/38	915	795
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/38	2,830	2,485
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/39	750	644
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/40	800	680
[1]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/41	750	630
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/26	23,730	24,296
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/26	10,780	11,037
[13]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/33	1,280	1,414
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/40	10,000	10,085
[1]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/33	1,500	1,604
	Romeoville IL GO	5.000%	12/30/26	3,480	3,606
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	10,000	10,521
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	5,000	5,278
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	20,000	21,156
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	2,500	2,587
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	25,000	26,044
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	2,425	2,507
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,000	6,282
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/31	5,000	5,223
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	11,815	12,364
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,500	2,621
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	18,455	19,296
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,250	1,287
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,150	3,274
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,500	1,563
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	9,000	9,168
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/36	1,805	1,843
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,850	1,869
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,310	1,305
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,360	1,347
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	2,185	2,150
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/28	1,615	1,600
[3]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/29	2,070	2,044
[3]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/43	1,200	1,060
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	3,850	3,881
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,500	3,535
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,615	3,667
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	8,750	8,917
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	765	801
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	4/15/29	875	924
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/34	925	892
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/35	1,225	1,151
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/36	2,700	2,894
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/38	3,000	3,155
[8]	Southwestern Illinois Development Authority Miscellaneous Revenue (LOC Government Program)	0.000%	2/1/26	2,525	2,276
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	3,540	3,554
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	425	427
	University of Illinois College & University Revenue	5.000%	4/1/29	2,075	2,077
	University of Illinois College & University Revenue	5.000%	4/1/30	2,000	2,001
	University of Illinois College & University Revenue	5.000%	4/1/31	2,420	2,421
	University of Illinois College & University Revenue	5.000%	4/1/33	2,000	2,000
	University of Illinois College & University Revenue	5.000%	4/1/34	2,000	2,000
[1]	University of Illinois College & University Revenue	3.000%	4/1/37	3,710	2,869
[1]	University of Illinois College & University Revenue	3.000%	4/1/38	3,825	2,874
[1]	University of Illinois College & University Revenue	3.000%	4/1/40	3,905	2,829

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/29	5,920	4,664
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/30	5,680	4,254
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	2,870	2,664
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/36	530	492
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	4,760	4,289
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/37	3,250	2,928
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	4,955	4,400
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/38	3,370	2,992
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/39	5,100	4,521
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/40	5,300	4,623
[1]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/41	5,515	4,853
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/29	900	959
	Will County IL (Renewable Natural Gas Project 2010) GO	5.000%	11/15/30	1,000	1,072
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/32	750	738
	Will County IL (Renewable Natural Gas Project 2010) GO	4.000%	11/15/33	535	525
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	985
	Will County School District No. 122 GO	4.000%	10/1/33	1,395	1,367
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/24	7,980	7,882
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/25	4,065	3,823
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/26	3,645	3,268
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/27	2,000	1,713
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/32	6,420	6,756
[1]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/33	10,555	10,344
					4,059,479
Indiana (1.1%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	500	528
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	425	448
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/31	2,015	2,058
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/32	8,180	8,346
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,110	9,286
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/34	9,640	9,806
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/36	13,470	13,689
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/40	1,800	1,805
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue AMT	5.000%	7/10/39	1,000	1,010
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	475	496
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/29	500	525
	Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	675	711
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	545	563
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	560	582
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	860	898
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	485	493
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	475	486
	Duneland School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	525	540
[1]	Evansville Waterworks District Water Revenue	5.000%	7/1/42	1,000	1,005
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/30	1,000	736
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/39	6,115	6,259
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,000	1,022
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	750	771
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,320	1,362
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	750	776
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/30	1,250	1,288
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/30	1,130	1,163
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/31	1,000	1,027
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/31	1,000	1,025
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/32	1,250	1,280
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	1,025	1,046
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	1,250	1,266
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/40	4,010	2,474
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/35	4,260	4,064
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/27	350	356
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/28	385	395
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/32	1,000	1,028
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/34	1,100	1,130
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/36	1,115	994
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/37	1,320	1,142
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/30	4,500	4,310
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,860	1,841

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	5,850	6,018
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	6,475	6,661
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,495	1,532
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	986
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,030	1,040
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,395	6,652
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	6,785	7,058
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,010
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,995	7,278
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	6,970	7,252
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,600	2,627
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,915	1,960
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	7,400	7,694
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,010	4,170
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,305	1,335
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	19,250	20,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,000	1,010
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,665	1,702
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	22,000	22,758
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	19,725	20,307
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	3,000	3,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	18,515	18,729
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	16,850	15,560
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	19,220	19,403
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,000	2,020
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	11,140	10,052
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,220	5,489
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	2,000	1,833
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	15,000	15,503
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	8,500	8,883
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/31	14,000	14,961
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/34	16,000	15,432
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/27	3,040	3,107
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/29	5,045	5,146
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/30	6,030	6,145
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/31	10,130	10,311
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/38	800	781
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/43	860	808
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/29	1,500	1,591
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/30	800	855
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/32	1,000	1,085
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/35	5,140	4,882
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	3,000	2,793
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/36	1,000	1,019
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	2,570	2,584
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	12,050	9,131
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/38	1,000	998
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/39	3,000	2,270
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/39	1,000	992
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	6,000	4,425
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,200	1,181
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	3,400	3,324
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	3,000	2,918
[5]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/43	4,650	4,503
	Indiana Finance Authority Water Revenue	5.000%	2/1/29	1,000	1,065
	Indiana Finance Authority Water Revenue	4.000%	2/1/38	1,065	971
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/27	4,160	4,291
	Indiana Finance Authority Water Revenue, Prere. (Indiana Finance Authority State Revolving Fund)	5.000%	8/1/26	1,000	1,032
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	500	496
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	1,800	1,726
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/52	4,500	4,178
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/53	1,595	1,636
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/24	770	775
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/25	800	813
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	518
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/34	1,600	1,647
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/35	1,080	1,108

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/36	1,625	1,658
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/37	2,175	2,205
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/38	2,415	2,435
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	3,985	4,141
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	7,280	7,388
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	6,330	6,571
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	19,000	19,248
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/34	4,085	4,237
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	20,110	20,352
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/35	1,315	1,363
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	12,500	12,619
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	2,410	2,472
	Indianapolis Board of School Commissioners GO	5.000%	1/15/26	665	680
	Indianapolis Board of School Commissioners GO	5.000%	7/15/26	665	685
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/27	2,255	2,361
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/28	1,915	2,035
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/35	7,000	7,241
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/36	10,025	10,307
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,500	4,594
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/27	1,610	1,672
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/31	2,110	2,225
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/32	1,035	1,090
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/33	1,530	1,608
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/34	2,450	2,565
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/35	1,945	2,034
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/36	3,510	3,647
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/37	3,700	3,815
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/38	2,350	2,119
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/30	8,400	8,848
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/31	4,260	4,506
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/33	10,000	10,426
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/36	5,000	4,798
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/37	1,500	1,412
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/37	5,000	4,673
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/38	22,500	20,456
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/40	2,630	2,305
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/30	1,160	1,228
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/32	1,610	1,695
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/33	1,540	1,611
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/29	1,250	1,252
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/30	1,375	1,377
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/32	2,000	2,001
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/34	1,950	1,950
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/35	2,350	2,287
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/36	2,425	2,353
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	7,355	7,335
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	7,200	7,182
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	7,645	7,620
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	7,795	7,755
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	8,000	8,083
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/40	1,250	1,295
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/42	5,000	5,040
	Purdue University College & University Revenue	5.000%	7/1/32	1,850	1,896
	Purdue University College & University Revenue	5.000%	7/1/33	2,505	2,565
	Purdue University College & University Revenue	5.000%	7/1/34	1,590	1,626
	Purdue University College & University Revenue	5.000%	7/1/36	1,255	1,277
	Rockport IN Industrial Revenue (IN MI Power Company Project)	2.750%	6/1/25	13,000	12,623
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/33	725	778
	Seymour Elementary School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/34	750	808
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/30	300	298
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	200	199
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/31	200	198
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/33	700	688
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/38	1,400	1,090
	Tri-Creek 2002 High School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/34	2,000	1,973
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	1,395	1,459
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/29	1,465	1,539

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/30	3,030	2,985
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/31	3,155	3,061
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/32	3,285	3,180
				730,206
Iowa (0.2%)
Des Moines IA GO	5.000%	6/1/26	5,870	6,048
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/39	4,995	3,826
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/40	7,210	5,415
Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/41	7,425	5,486
Iowa City Community School District GO	3.000%	6/1/31	3,840	3,380
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	1,780	1,435
Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	14,250	12,918
Iowa Finance Authority Industrial Revenue PUT	5.000%	12/1/42	24,000	21,775
Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	5,000	4,836
Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	4,575	4,249
Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	1,345	1,278
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	735	750
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/29	1,165	1,189
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/30	1,220	1,245
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/31	1,800	1,834
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/32	1,925	1,956
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/33	2,025	2,053
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/34	2,135	2,157
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/36	2,475	2,464
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/37	2,600	2,552
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/38	2,735	2,657
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/39	2,875	2,772
Iowa Special Obligation Revenue	5.000%	6/1/27	5,590	5,737
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,705	1,764
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	800	831
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,300	2,387
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,330	2,416
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/34	1,285	1,238
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	425	406
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,505	2,358
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,310	3,063
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,800	3,461
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,807
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	4,000	3,568
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	8,010	7,136
University of Iowa College & University Revenue	3.000%	7/1/33	1,000	893
University of Iowa Fcilities Corp. College & University Revenue	5.000%	6/1/44	1,090	1,100
Waukee Community School District GO	3.000%	6/1/31	4,700	4,185
Waukee Community School District GO	3.000%	6/1/32	4,840	4,201
				138,826
Kansas (0.2%)
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/27	2,500	2,505
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/28	4,010	4,006
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/29	3,025	2,999
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/30	3,025	2,986
Butler County Unified School District No. 385 Andover GO	4.000%	9/1/31	5,750	5,584
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,000	2,097
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,470	2,590
Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/27	2,680	2,811
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,000	2,008
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	2,155	2,164
Geary County Unified School District No. 475 GO, Prere.	4.000%	9/1/25	1,835	1,842
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	600	580
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	478
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	500	473
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	500	468
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	500	464
Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	650	597
Johnson County Public Building Commission Lease (Non-Terminable) Revenue	4.000%	9/1/27	20,000	20,030
Johnson County Unified School District No. 233 GO	5.000%	9/1/31	2,500	2,720
Johnson County Unified School District No. 233 GO	4.000%	9/1/35	2,250	2,203

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/24	1,000	1,001
	Johnson County Unified School District No. 233 Olathe GO, Prere.	4.000%	9/1/25	1,025	1,029
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	2,430	2,480
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/37	9,925	10,123
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/27	7,085	7,357
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,960	10,327
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/31	11,860	12,388
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/28	1,360	1,429
	Kansas Turnpike Authority Highway Revenue	3.000%	9/1/27	1,250	1,192
	Lawrence KS Water & Sewage System Water Revenue	5.000%	11/1/28	3,575	3,645
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/28	460	460
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/29	450	447
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/30	325	322
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/31	350	345
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,000	791
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,000	983
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/30	440	378
	Prairie Village KS Tax Allocation Revenue (Meadowbrook TIF Project)	3.125%	4/1/36	1,000	757
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/27	2,045	2,061
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/28	3,000	2,990
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/29	1,590	1,573
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/30	1,325	1,305
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/31	1,500	1,453
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/32	1,280	1,238
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/34	6,125	4,971
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	5,430	5,442
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	3,000	3,007
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,005
	Seward County Unified School District No. 480 Liberal GO, Prere.	4.000%	9/1/25	2,000	2,005
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/36	1,500	1,594
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/37	2,000	2,098
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/38	1,755	1,819
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/40	1,750	1,806
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/42	3,000	3,082
[3]	Topeka KS Combined Utility Water Revenue	4.000%	8/1/43	2,440	2,128
[3]	Unified School District No. 489 GO	5.000%	9/1/36	600	629
[3]	Unified School District No. 489 GO	5.000%	9/1/42	2,250	2,269
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	9,035	7,898
[1]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/28	1,930	1,929
					168,361
Kentucky (1.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	720	723
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,270	2,283
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,460	2,479
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,130	1,138
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	600	609
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	265	269
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,005
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	375	381
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,395	1,391
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	450	448
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	1,290	1,194
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	1,000	916
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	424
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	380	337
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	11,250	9,899
[4,6]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	10,250	10,250
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/36	3,600	3,755
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/33	190	178
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/35	235	215
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/36	240	217
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/38	200	178
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/27	1,835	1,907
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/31	2,240	2,340
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/32	1,360	1,422
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/33	1,380	1,440
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/34	1,405	1,466

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/36	1,880	1,934
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/37	1,750	1,781
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/38	1,750	1,762
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/33	2,925	3,068
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/34	3,070	3,209
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/35	3,230	3,360
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/36	3,395	3,500
[1]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/37	3,570	3,646
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	0.000%	10/1/25	12,000	10,923
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,415	1,442
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	4,000	4,107
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	2,670	2,749
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,045	2,086
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	2,810	2,881
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,055	2,091
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,700	1,738
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,000	1,016
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,524
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,260	1,284
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,720	2,759
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,600	1,619
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,515	2,532
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,250	1,988
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	4,775	4,782
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	2,000	1,738
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	2,500	2,141
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	4,535	4,591
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/27	4,425	4,457
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/28	5,015	5,050
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/29	4,000	4,030
	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/30	2,525	2,543
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/27	2,820	2,872
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/28	3,135	3,193
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/29	3,015	3,059
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/30	3,860	3,904
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	2,035	2,060
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,220	1,232
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	2,435	2,450
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/36	5,855	5,883
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	2,400	2,406
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/26	16,500	15,879
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	214,685	213,660
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	162,200	160,164
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	77,250	75,904
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	48,045	47,208
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	63,520	61,782
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	40,255	38,191
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	85,105	78,621
[2]	Kentucky Public Energy Authority Natural Gas Revenue, 67% of SOFR + 1.200%	4.758%	8/1/52	23,000	22,032
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	1,305	1,334
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/31	2,750	2,870
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/32	2,000	2,075
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/33	2,000	2,069
[1]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/34	1,000	1,033
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/34	1,355	1,256
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/36	1,130	1,009
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/37	1,250	1,092
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/32	1,270	1,345
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/33	1,350	1,434
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/36	1,690	1,738
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/37	1,400	1,429
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/38	1,125	1,137
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/39	1,250	1,258
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/43	1,425	1,485
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/24	1,735	1,745
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/33	1,380	1,061
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/33	21,500	15,846

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	5,895	5,344
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,805	1,833
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	8,290	8,488
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	15,500	15,335
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	800	806
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,650	6,513
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	700	699
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,225	1,217
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,125	2,087
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	2,315	2,261
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	969
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	6,120	6,241
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/29	19,640	20,029
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/26	3,560	3,153
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/41	2,000	1,179
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,250	1,204
	Owen County KY Water Revenue PUT	2.450%	10/1/29	15,245	13,342
	Owen County KY Water Revenue PUT	2.450%	10/1/29	14,000	12,252
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/25	1,665	1,690
[3]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,150	1,176
	University of Kentucky College & University Revenue	4.000%	10/1/29	3,055	2,988
	University of Kentucky College & University Revenue	3.500%	4/1/30	1,000	955
	University of Kentucky College & University Revenue	3.500%	4/1/31	2,465	2,330
	University of Kentucky College & University Revenue	4.000%	10/1/31	15,070	14,576
	University of Kentucky College & University Revenue	3.500%	4/1/32	2,550	2,378
	University of Kentucky College & University Revenue	3.625%	4/1/33	2,640	2,463
[3]	University of Louisville College & University Revenue	4.000%	9/1/29	1,315	1,301
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	410	427
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	790	828
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	2,230	2,349
					1,057,324
Louisiana (1.0%)
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,010
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,010
	Bossier City LA Utilities Water Revenue, Prere.	5.000%	10/1/24	1,000	1,010
[4,6]	Calcasieu Parish Public Trust Authority Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	16,575	16,575
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	9,750	8,040
[3]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34	1,500	1,536
[3]	Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36	2,000	2,026
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/38	7,665	6,894
[1]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/39	11,650	10,371
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/23	2,045	2,045
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/24	5,310	5,353
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/25	1,500	1,525
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/26	950	975
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/28	1,010	1,043
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/29	800	826
[3]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/30	1,500	1,543
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/36	525	561
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/37	500	526
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/38	625	646
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/39	765	788
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	5,140	5,370
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/28	4,525	4,706
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/29	2,575	2,670
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/31	6,150	6,334
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/32	4,035	4,147
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/33	4,475	4,587
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,375	4,477
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/35	3,500	3,576
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/36	5,000	5,089
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/37	5,000	5,071
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/41	2,760	2,014
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, 70% of SOFR + 0.500%	4.217%	5/1/43	7,820	7,634
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	20,675	20,784
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	10,000	10,053
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	43,000	43,356

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana GO	5.000%	5/1/29	14,815	15,024
	Louisiana GO	5.000%	5/1/30	2,950	2,990
	Louisiana GO	5.000%	10/1/30	2,000	2,070
	Louisiana GO	4.000%	10/1/34	10,710	10,230
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/30	4,000	4,155
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/26	1,625	1,654
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/27	1,250	1,282
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/28	2,135	2,162
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	5,180	5,283
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	5,875	5,983
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	13,760	13,980
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	8,940	9,062
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	27,020	27,314
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	44,245	44,509
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	11,935	11,939
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/26	1,700	1,701
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/28	1,875	1,876
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/31	1,420	1,421
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	11,500	10,953
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	3,000	3,028
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/29	5,900	6,136
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/31	11,040	11,420
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/32	1,575	1,629
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/33	1,520	1,570
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/34	2,260	2,329
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/35	2,505	2,567
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/36	2,635	2,682
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/37	2,775	2,803
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/38	2,915	2,934
[4]	Louisiana Local Government Environmental Facilities & Community Development Authority Miscellaneous Revenue	4.250%	8/15/34	23,750	22,238
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,500	3,509
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	2,550	2,557
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,000	1,993
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,750	1,744
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,250	1,246
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/30	2,500	2,497
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/35	775	813
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/36	1,000	1,036
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	965	989
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	255
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/39	4,000	3,480
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/40	2,000	1,724
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,785	2,865

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,470	1,526
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	7,020	6,975
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,390	8,324
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/36	5,000	5,021
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/37	6,700	6,555
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/38	4,040	3,835
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	15,000	15,091
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	525	527
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	1,310	1,323
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,045	1,055
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	10,935	11,002
[3]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	2,300	2,339
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/37	2,000	2,068
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,500	1,537
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/39	3,000	3,059
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/40	2,250	2,286
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/41	5,250	5,311
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/28	1,825	1,915
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/33	1,000	1,035
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/34	1,280	1,320
[3]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/35	1,480	1,518
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/26	1,975	2,024
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/27	1,750	1,798
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/28	1,150	1,176
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	2,900	2,952
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/31	1,000	1,011
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/32	2,435	2,482
[1]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/34	2,175	2,012
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/31	2,535	2,611
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/32	3,310	3,418
	St John the Baptist Parish School District No. 1 GO	5.250%	3/1/35	7,415	7,649
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	18,095	17,785
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	18,185	16,969
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	1,800	1,769
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	10,825	10,111
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	8,900	8,719
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	2,515	2,278
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	3,385	3,016
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	4,090	3,586
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	1,755	1,465
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/29	1,530	1,548
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/30	3,395	3,432
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	1,775	1,507
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/40	4,250	2,786
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	1,485	1,210
					638,739
Maine (0.1%)
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/33	1,000	853
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/39	3,065	2,675
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/40	1,685	1,457
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/41	3,330	2,856
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/26	365	372

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	359
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/28	360	369
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/29	465	474
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,000	1,032
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,270	1,317
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	831
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	680	692
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,480	1,526
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	450	473
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	635	647
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,032
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	550	574
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	585	596
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,033
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,310	2,354
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,033
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	500	521
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,250	2,288
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,029
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,765	1,611
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	350	320
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,315	3,350
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,150	1,039
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,365	3,379
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,500	1,342
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	350	313
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,470	2,463
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,765
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,690	1,475
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	300	262
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/40	1,000	1,036
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	420	438
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/29	1,000	1,064
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/30	1,400	1,500
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/26	1,045	1,078
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/27	1,320	1,363
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/28	2,210	2,280
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/29	2,010	2,070
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/30	1,890	1,945
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/27	2,215	2,235
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/33	2,920	2,834
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/36	5,630	5,869
	Maine Municipal Bond Bank Miscellaneous Revenue	5.000%	11/1/33	700	755
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/34	1,300	1,269
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/35	2,370	1,987
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/36	1,020	961
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/37	1,495	1,171
	Maine Municipal Bond Bank Miscellaneous Revenue	4.000%	11/1/39	1,100	995
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/40	1,345	983
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/41	1,925	1,388
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/48	2,550	2,507
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/30	1,700	1,826
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/33	1,460	1,527
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,750	1,832
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/34	1,000	1,062
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/36	1,525	1,598
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/39	1,040	919
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/40	1,195	1,045
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/41	1,155	1,003
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/42	1,125	969
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/30	425	448
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/31	370	389
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/32	810	850
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/33	695	729
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/34	620	649
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/35	1,000	939
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/37	1,055	960

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,170	1,059
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/40	1,850	1,601
					98,845
Maryland (1.3%)
	Anne Arundel County MD GO	5.000%	4/1/27	4,075	4,255
	Anne Arundel County MD GO	5.000%	4/1/27	1,070	1,117
	Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,171
	Anne Arundel County MD GO	5.000%	4/1/28	4,030	4,265
	Anne Arundel County MD GO	5.000%	4/1/35	1,090	1,102
	Baltimore County MD GO	5.000%	8/1/26	7,620	7,758
	Baltimore County MD GO	4.000%	3/1/34	2,650	2,620
	Baltimore County MD GO	4.000%	3/1/35	7,845	7,694
	Baltimore County MD GO	4.000%	3/1/38	5,000	4,718
	Baltimore MD Appropriations Revenue (Harbor Point Project)	4.875%	6/1/42	875	781
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.050%	6/1/28	190	170
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.150%	6/1/29	215	189
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.375%	6/1/29	300	265
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.200%	6/1/30	200	172
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.250%	6/1/31	200	170
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.300%	6/1/32	255	214
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.350%	6/1/33	265	218
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.400%	6/1/34	290	235
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.550%	6/1/34	600	488
[4]	Baltimore MD Tax Allocation Revenue (Harbor Point Project)	3.450%	6/1/35	300	240
	Charles County MD GO	5.000%	10/1/27	4,155	4,369
	Frederick County MD Tax Allocation Revenue	3.250%	7/1/29	895	798
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/27	2,000	1,971
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/28	2,000	1,965
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/33	5,000	4,797
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/36	2,000	1,853
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	1,000	887
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	4,855	4,037
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/26	5,320	5,470
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/33	4,925	4,351
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/41	3,005	2,225
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/41	9,000	5,448
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	940	915
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	980	979
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/25	1,275	1,307
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	1,320	1,371
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,370	1,440
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	5,045	5,262
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	32,400	29,818
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	26,890	27,784
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	1,300	1,392
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/30	31,000	28,077
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/43	2,500	2,552
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/26	2,000	2,015
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/27	1,350	1,366
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/28	2,000	2,031
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/29	1,850	1,875
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/30	1,250	1,263
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	3.250%	9/1/30	1,150	1,030
	Maryland GO	5.000%	3/15/26	27,500	28,319
	Maryland GO	5.000%	8/1/26	54,710	56,632
	Maryland GO	5.000%	8/1/26	20,000	20,702
	Maryland GO	5.000%	3/15/27	14,105	14,728
	Maryland GO	5.000%	8/1/27	8,165	8,571
	Maryland GO	5.000%	6/1/28	10,000	10,606
	Maryland GO	4.000%	8/1/28	1,600	1,629
	Maryland GO	5.000%	8/1/28	4,500	4,711
	Maryland GO	4.000%	3/1/29	7,000	7,125
	Maryland GO	4.000%	8/1/29	6,000	6,111
	Maryland GO	3.250%	8/1/30	9,000	8,349
	Maryland GO	5.000%	6/1/31	3,565	3,885
	Maryland GO	3.500%	3/15/32	10,000	9,353

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland GO	5.000%	3/15/37	38,575	41,553
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	6/1/29	1,000	1,000
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/30	350	360
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/32	400	411
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/34	700	657
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/36	425	389
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/38	500	440
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/39	475	412
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/41	650	550
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	230	230
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	70	69
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	275	275
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	210	211
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	235	237
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,125
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/28	5,685	5,865
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,420	1,473
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	565	571
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	160	162
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/29	2,250	2,323
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,500	1,566
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	425	429
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	285	288
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/30	2,180	2,246
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	850	856
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,470	2,580
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	1,950	2,036
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,005
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	6,650	6,651
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,000	918
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	5,000	5,001
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,835	1,914
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,609
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,500	2,598
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,445	1,384
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	6,435	5,822
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	745	603
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,400	2,120
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	5,970	4,772
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,540	3,077
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	3,180	2,733
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	700	607
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	4,665	4,773
[4,6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.140%	11/2/23	1,675	1,675
[2,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.630%	7/1/41	72,360	72,360
	Maryland National Capital Park & Planning Commission (Park Acquisition And Development Project) GO	5.000%	11/1/23	135	135
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/38	1,760	1,830
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/24	405	407
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/25	280	284
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/26	430	442
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/27	460	477
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/27	575	596
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/28	1,350	1,415
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/28	795	833
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	3/1/29	1,510	1,597
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/29	640	676
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/30	1,610	1,715
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/31	1,770	1,900
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/32	1,000	1,080
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/33	1,600	1,720

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Stadium Authority Built to Learn Appropriations Revenue	5.000%	6/1/34	2,310	2,477
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	2,285	2,172
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,990	1,892
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	1,500	1,399
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/36	2,310	2,155
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	4,350	3,987
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,010	926
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	4,830	4,367
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,910	1,727
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	3,500	3,136
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	4,300	3,852
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	3,185	2,829
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	6,090	5,409
	Maryland Stadium Authority Built to Learn Appropriations Revenue	3.000%	6/1/42	11,455	8,271
[4]	Maryland Stadium Authority Lottery Revenue TOB VRDO	4.100%	11/1/23	10,275	10,275
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/32	5,595	4,977
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/33	3,500	3,073
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/34	9,000	6,730
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/35	8,000	5,832
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/36	10,000	7,160
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	7,975	6,375
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/38	2,250	1,750
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	2,280	2,093
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	4,750	3,561
	Montgomery County MD GO	5.000%	11/1/24	15,390	15,577
	Montgomery County MD GO	4.000%	11/1/27	5,095	5,164
	Montgomery County MD GO	5.000%	8/1/37	10,100	10,780
	Montgomery County MD GO	4.000%	8/1/40	11,250	10,312
	Prince George's County MD GO	5.000%	7/15/26	22,685	23,456
	Prince George's County MD GO	5.000%	7/15/26	11,715	12,113
	Prince George's County MD GO	4.000%	7/15/30	7,500	7,558
	Prince George's County MD GO	3.000%	7/15/33	14,000	12,379
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/27	3,960	3,837
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,030	971
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,185	2,975
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	965	933
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/26	770	745
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/28	1,100	1,039
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/29	500	467
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/30	800	737
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	535	482
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/32	750	675
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/35	1,000	870
	University System of Maryland College & University Revenue	4.000%	4/1/25	8,000	8,026
	University System of Maryland College & University Revenue	5.000%	4/1/26	11,385	11,726
	University System of Maryland College & University Revenue	4.000%	4/1/29	6,100	6,122
	University System of Maryland College & University Revenue	4.000%	4/1/30	6,345	6,361
	University System of Maryland College & University Revenue	4.000%	4/1/31	6,600	6,516
	University System of Maryland College & University Revenue	3.000%	4/1/32	5,360	4,722
	University System of Maryland College & University Revenue	3.125%	4/1/33	5,520	4,832
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/26	7,000	7,230
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/33	14,265	14,111
	Washington Suburban Sanitary Commission Water Revenue	5.000%	6/1/36	3,200	3,255
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	8,185	8,191
					863,841
Massachusetts (1.8%)
[4]	Affordable Housing Opportunities Revenue	3.528%	5/1/39	47,461	35,861
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	980	959
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,000	892
	Commonwealth of Massachusetts GO	5.000%	8/1/24	10,000	10,093
	Commonwealth of Massachusetts GO	5.000%	12/1/25	20,080	20,611
	Commonwealth of Massachusetts GO	5.000%	11/1/26	10,000	10,397
	Commonwealth of Massachusetts GO	5.000%	7/1/27	41,775	43,090
	Commonwealth of Massachusetts GO	5.000%	7/1/28	21,000	21,685
	Commonwealth of Massachusetts GO	5.000%	7/1/28	29,520	31,357
	Commonwealth of Massachusetts GO	5.000%	9/1/28	6,935	7,382
	Commonwealth of Massachusetts GO	5.000%	12/1/28	4,155	4,312

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/29	10,425	10,601
Commonwealth of Massachusetts GO	5.000%	7/1/29	5,285	5,447
Commonwealth of Massachusetts GO	5.000%	7/1/30	8,000	8,134
Commonwealth of Massachusetts GO	5.000%	10/1/30	51,030	55,498
Commonwealth of Massachusetts GO	5.000%	11/1/30	25,000	26,084
Commonwealth of Massachusetts GO	5.000%	10/1/31	11,400	12,509
Commonwealth of Massachusetts GO	5.250%	1/1/34	20,000	21,349
Commonwealth of Massachusetts GO	5.000%	5/1/35	2,000	2,187
Commonwealth of Massachusetts GO	5.000%	5/1/35	2,645	2,892
Commonwealth of Massachusetts GO	5.000%	7/1/35	13,000	13,166
Commonwealth of Massachusetts GO	3.000%	3/1/36	7,930	6,678
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,650	1,788
Commonwealth of Massachusetts GO	5.000%	9/1/36	23,520	24,390
Commonwealth of Massachusetts GO	5.000%	12/1/36	6,500	6,614
Commonwealth of Massachusetts GO	2.000%	3/1/37	6,020	4,167
Commonwealth of Massachusetts GO	5.000%	5/1/37	1,300	1,393
Commonwealth of Massachusetts GO	5.000%	9/1/37	10,030	10,338
Commonwealth of Massachusetts GO	5.000%	11/1/37	20,000	20,391
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,060
Commonwealth of Massachusetts GO	5.000%	9/1/38	13,000	13,314
Commonwealth of Massachusetts GO	3.000%	11/1/38	6,000	4,722
Commonwealth of Massachusetts GO	5.000%	5/1/39	1,200	1,266
Commonwealth of Massachusetts GO	3.000%	7/1/39	4,010	3,109
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,500	3,478
Commonwealth of Massachusetts GO	2.000%	3/1/40	3,055	1,909
Commonwealth of Massachusetts GO	5.000%	5/1/40	1,250	1,311
Commonwealth of Massachusetts GO	3.000%	11/1/40	10,840	8,196
Commonwealth of Massachusetts GO	2.000%	3/1/41	8,280	5,008
Commonwealth of Massachusetts GO	5.000%	5/1/41	2,500	2,604
Commonwealth of Massachusetts GO	3.000%	11/1/41	2,550	1,895
Commonwealth of Massachusetts GO	2.000%	3/1/42	8,815	5,189
Commonwealth of Massachusetts GO	5.000%	5/1/42	3,100	3,201
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,185	1,219
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,000	2,058
Commonwealth of Massachusetts GO	5.000%	11/1/43	21,825	22,427
Commonwealth of Massachusetts GO	5.000%	11/1/43	5,000	5,032
Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/28	11,075	11,808
Commonwealth of Massachusetts Special Obligation Hotel Occupancy Tax Revenue	5.500%	1/1/26	29,860	30,865
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	7,500	7,372
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/38	10,000	9,245
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/40	620	622
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/35	8,450	8,812
Lowell MA GO	4.000%	8/1/37	1,695	1,610
Lowell MA GO	4.000%	8/1/38	1,410	1,311
Lowell MA GO	4.000%	8/1/40	1,850	1,672
Lowell MA GO	4.000%	8/1/41	2,000	1,788
Marblehead MA GO	2.000%	7/15/41	1,255	758
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	235	240
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	255	260
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	2,100	2,244
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	31,530	35,741
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,500	1,631
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	2,730	2,831
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	700	754
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	875	942
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,675	3,741
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,015	5,105
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	5,795	5,973
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	820	873
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	800	852
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,020	5,089
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,000	5,117
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	650	686
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	600	633
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	955	862
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	5,000	5,058
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	8,760	8,943

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,500	1,575
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	3,250	2,901
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	8,000	8,366
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,640	2,749
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/36	1,995	2,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	125	125
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/24	600	601
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	65	65
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/25	800	802
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	170	171
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	180	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	180	181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/28	1,325	1,310
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,275	1,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	190	191
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	195	196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	1,460	1,434
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	415	416
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	1,580	1,582
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	3,000	3,017
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	2,000	2,013
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	430	431
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	12,790	14,265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	870	869
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	515	515
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	1,285	1,289
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/33	3,175	3,170
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,525	1,513
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	1,900	1,704
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	2,145	2,136
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	492
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	528
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,882
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	16,000	17,199
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	1,000	916
	Massachusetts Development Finance Agency College & University Revenue, Prere.	5.000%	10/1/24	100	101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,100	1,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,310	1,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,015	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,770	2,751
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,021
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	500	477
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,065	5,275
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	1,310	1,229
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	8,020	8,381
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,010	5,079
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	345	333
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,300	3,386
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	175	181
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	645	615
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	530	551
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	200	208
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	675	635
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	650	680
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,365	1,399
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	700	640
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	520	534
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,760	3,837
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,650	1,699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	310	320
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	815	750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	17,575	17,327
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	475	486
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,660	1,701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,360	1,398
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	325	333

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	575	587
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,000	2,997
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,490	3,513
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,355	4,459
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	295	301
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,710	5,495
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	600	607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,835	1,873
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,500	5,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,250	1,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	205	208
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	5,240	5,270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	5,000	5,074
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,020	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,700	5,743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	984
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	4,555	4,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,000	5,011
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,120	1,069
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,200	1,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	260	256
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	270	263
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,900	1,466
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/29	2,500	2,663
[2,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.600%	4.690%	7/1/49	3,500	3,464
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,255	1,231
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	2,365	2,307
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	2,485	2,413
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/32	2,000	1,917
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/33	1,860	1,768
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/38	5,000	4,459
[14]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	7,000	7,036
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/30	5,000	5,502
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	3,030	2,868
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	4,005	4,023
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,470	1,476
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,510
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	3,905	4,080
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,770	4,950
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,860	2,950
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,560	2,630
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	8,960	9,153
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/26	6,795	6,910
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	9,010	9,168
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	9,765	9,927
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	28,685	28,703
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	20,255	20,804
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	9,580	9,827
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	55,920	56,313
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	10,645	10,750
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	5,000	5,108
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	4,000	4,087
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	9,830	10,019
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	14,175	14,483
[8]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/33	2,225	2,464
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	3,715	3,624
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/35	3,865	3,720
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/39	1,145	700
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	5,630	5,782
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	5,000	5,254
[3]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	7,985	8,848
	Tisbury MA GO	4.000%	8/15/37	1,815	1,727
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/34	1,540	1,622
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	3,050	3,004
[3]	Worcester MA GO	4.000%	2/15/38	1,350	1,262

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Worcester MA GO	4.000%	2/15/39	1,805	1,670
[3]	Worcester MA GO	4.000%	2/15/41	2,460	2,215
[3]	Worcester MA GO	4.000%	2/15/42	2,485	2,209
					1,172,030
Michigan (3.1%)
[16]	Allegan Public School District GO	5.000%	5/1/39	1,075	1,091
[16]	Allegan Public School District GO	5.000%	5/1/41	2,330	2,339
[16]	Allegan Public School District GO	5.000%	5/1/42	2,435	2,431
[16]	Allegan Public School District GO	5.000%	5/1/43	1,270	1,263
[16]	Battle Creek MI School District GO	5.000%	5/1/32	2,920	2,988
[16]	Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,534
[16]	Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,130
	Bloomfield Hills School District GO	5.000%	5/1/30	700	747
	Bloomfield Hills School District GO	5.000%	5/1/31	750	807
	Bloomfield Hills School District GO	5.000%	5/1/32	675	730
	Bloomfield Hills School District GO	5.000%	5/1/40	1,100	1,129
	Bloomfield Hills School District GO	5.000%	5/1/42	550	559
	Bloomfield Hills School District GO	5.000%	5/1/43	500	507
[16]	Brighton MI Area School District GO	5.000%	5/1/28	4,000	4,211
[16]	Chippewa Valley Schools GO	5.000%	5/1/25	755	767
[16]	Chippewa Valley Schools GO	5.000%	5/1/32	1,005	1,017
[16]	Chippewa Valley Schools GO	5.000%	5/1/33	1,725	1,805
[16]	Chippewa Valley Schools GO	5.000%	5/1/34	2,850	2,975
[16]	Chippewa Valley Schools GO	5.000%	5/1/34	1,080	1,089
[16]	Chippewa Valley Schools GO	5.000%	5/1/35	2,850	2,959
[16]	Chippewa Valley Schools GO	5.000%	5/1/35	800	806
[16]	Chippewa Valley Schools GO	5.000%	5/1/36	3,325	3,432
[16]	Chippewa Valley Schools GO	5.000%	5/1/37	3,475	3,560
[16]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,700	3,700
[16]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,635	3,635
[16]	Dallas Independent School District GO, Prere.	5.000%	11/1/23	3,165	3,165
[3,16]	Detroit City School District GO	5.250%	5/1/27	1,210	1,262
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/32	2,770	2,779
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/34	5,630	5,644
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/35	3,500	3,507
[3]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/38	2,800	2,763
	Detroit MI GO	5.500%	4/1/36	435	443
	Detroit MI GO	5.500%	4/1/40	680	675
	Detroit MI GO	6.000%	5/1/43	475	492
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/26	1,130	1,153
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/28	1,000	1,040
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/30	1,895	1,969
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/32	2,315	2,402
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/35	1,310	1,338
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/37	1,610	1,622
[16]	East Lansing School District GO	5.000%	5/1/28	695	720
[16]	East Lansing School District GO	5.000%	5/1/29	500	519
[16]	East Lansing School District GO	5.000%	5/1/30	615	638
[16]	East Lansing School District GO	5.000%	5/1/31	1,955	2,027
[16]	East Lansing School District GO	5.000%	5/1/33	755	781
[16]	East Lansing School District GO	5.000%	5/1/34	1,540	1,592
[16]	East Lansing School District GO	5.000%	5/1/36	1,125	1,156
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/26	1,510	1,538
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/30	1,250	1,278
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/31	1,000	1,021
[3]	Grand Rapids Public Schools GO	5.000%	5/1/26	3,105	3,173
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	1,750	1,797
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/26	3,070	3,152
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/27	9,305	9,665
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/28	23,065	24,227
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/29	28,045	29,661
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/34	2,585	2,684
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/35	2,720	2,820
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/36	2,350	2,421
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	1,495	1,529
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	3,240	3,347
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,645	2,683

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	1,400	1,429
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/39	4,275	4,458
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/40	8,565	8,889
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/41	7,000	7,263
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/25	4,800	4,875
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	17,025	17,357
[3]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/33	4,750	4,658
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/35	34,580	35,039
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/36	64,250	64,843
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	10,475	10,638
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	4,545	4,660
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	315	323
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/26	920	943
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	5,035	5,202
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	975	1,007
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	14,000	14,230
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	6,500	6,754
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	350	368
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	14,000	14,647
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/29	1,080	1,130
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5,480	5,587
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	1,110	1,183
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	9,210	9,388
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,170	1,246
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	1,185	1,245
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/32	835	888
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	13,380	13,120
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	750	795
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/34	1,375	1,431
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	4,000	4,037
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	930	979
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	1,440	1,490
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	3,145	3,337
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	6,320	6,596
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	2,000	2,018
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	1,515	1,554
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	750	776
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,595	1,623
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,000	1,020
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/38	1,670	1,684
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,000	1,011
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/39	1,755	1,762
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/39	2,750	2,875
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/40	1,840	1,845
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/40	4,390	4,566
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/41	4,415	4,574
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/42	3,295	3,396
[4]	Great Lakes Water Authority Water Supply System Water Revenue TOB VRDO	4.080%	11/1/23	10,680	10,680
[16]	Greenville Public Schools GO	3.000%	11/1/34	2,545	2,112
	Grosse Pointe Public School System GO	5.000%	5/1/36	1,635	1,677
	Grosse Pointe Public School System GO	5.000%	5/1/37	1,350	1,372
	Grosse Pointe Public School System GO	5.000%	5/1/38	1,300	1,309
	Grosse Pointe Public School System GO	5.000%	5/1/39	1,000	1,003
[16]	Holt Public Schools GO	5.000%	5/1/30	2,640	2,829
[16]	Hudsonville Public Schools GO	5.000%	5/1/33	1,360	1,409
[16]	Hudsonville Public Schools GO	4.000%	5/1/34	1,050	1,010
[16]	Hudsonville Public Schools GO	5.000%	5/1/34	1,120	1,159
[16]	Hudsonville Public Schools GO	4.000%	5/1/35	560	535
[16]	Hudsonville Public Schools GO	5.000%	5/1/35	1,000	1,031
[16]	Hudsonville Public Schools GO	4.000%	5/1/36	1,180	1,111
[16]	Hudsonville Public Schools GO	5.000%	5/1/36	1,000	1,028
[16]	Hudsonville Public Schools GO	4.000%	5/1/37	1,460	1,333
[16]	Hudsonville Public Schools GO	5.000%	5/1/37	1,015	1,029
[16]	Hudsonville Public Schools GO	4.000%	5/1/39	1,065	943
[16]	Hudsonville Public Schools GO	4.000%	5/1/40	1,300	1,139
	Ingham County Building Authority Lease Revenue	3.000%	5/1/33	3,800	3,238
	Ingham County Building Authority Lease Revenue	3.000%	5/1/36	4,150	3,313

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingham County Building Authority Lease Revenue	3.000%	5/1/37	4,275	3,327
	Ingham County Building Authority Lease Revenue	3.000%	5/1/38	4,400	3,322
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,910	1,939
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	4,640	4,686
[3]	Kalamazoo Public Schools GO	5.000%	5/1/42	1,125	1,136
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	1,185	1,185
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	3,250	3,251
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/25	1,000	1,015
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/27	1,120	1,147
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/29	5,325	5,328
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/30	1,750	1,751
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/31	1,020	1,032
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/31	4,750	4,752
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/32	1,030	1,041
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/32	5,000	5,002
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/33	2,140	2,163
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/34	1,500	1,501
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/35	8,730	8,732
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/37	1,145	1,131
[16]	Lake Orion Community School District GO	4.000%	5/1/30	575	576
[16]	Lake Orion Community School District GO	4.000%	5/1/31	400	399
[16]	Lake Orion Community School District GO	4.000%	5/1/32	500	497
[16]	Lake Orion Community School District GO	4.000%	5/1/33	600	591
[16]	Lake Orion Community School District GO	5.000%	5/1/33	3,800	4,024
[16]	Lake Orion Community School District GO	5.000%	5/1/34	2,400	2,539
[16]	Lake Orion Community School District GO	5.000%	5/1/35	4,280	4,495
[16]	Lake Orion Community School District GO	5.000%	5/1/36	3,800	3,971
[16]	Lake Orion Community School District GO	5.000%	5/1/37	4,025	4,157
[16]	Lake Orion Community School District GO	4.000%	5/1/38	800	732
[16]	Lake Orion Community School District GO	4.000%	5/1/39	1,090	976
[16]	Lake Orion Community School District GO	4.000%	5/1/40	1,100	980
[3]	Lansing MI GO	4.000%	6/1/39	3,570	3,178
[3,16]	Lincoln Consolidated School District GO	5.000%	5/1/26	1,265	1,304
[3]	Livonia Public Schools GO	5.000%	5/1/42	4,395	4,401
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/27	1,610	1,677
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/28	1,430	1,496
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/29	1,645	1,709
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/30	2,540	2,627
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/31	2,030	2,096
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/33	2,215	2,280
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/34	1,835	1,890
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	3,500	3,523
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/32	1,145	1,156
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/33	1,010	1,018
[16]	Marysville Public Schools District GO	5.000%	5/1/29	2,290	2,348
[16]	Marysville Public Schools District GO	5.000%	5/1/32	3,010	3,078
[16]	Marysville Public Schools District GO	5.000%	5/1/33	3,285	3,358
	Michigan (Environmental Program) GO	5.000%	12/1/25	7,835	8,012
	Michigan (Environmental Program) GO	5.000%	12/1/26	2,285	2,335
	Michigan (Environmental Program) GO	4.000%	5/1/28	9,000	9,043
	Michigan (Environmental Program) GO	5.000%	12/1/28	1,590	1,624
	Michigan (Environmental Program) GO	3.000%	5/15/39	1,440	1,097
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	12,900	13,222
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	4,555	4,725
	Michigan Finance Authority College & University Revenue	4.000%	9/1/30	725	696
	Michigan Finance Authority College & University Revenue	4.000%	9/1/31	660	628
	Michigan Finance Authority College & University Revenue	4.000%	2/1/32	285	252
	Michigan Finance Authority College & University Revenue	5.000%	9/1/32	690	707
	Michigan Finance Authority College & University Revenue	5.000%	9/1/33	725	739
	Michigan Finance Authority College & University Revenue	5.000%	9/1/34	1,140	1,160
	Michigan Finance Authority College & University Revenue	5.000%	9/1/36	1,010	1,010
	Michigan Finance Authority College & University Revenue	5.000%	9/1/37	1,200	1,185
	Michigan Finance Authority College & University Revenue	4.000%	9/1/39	1,045	867
	Michigan Finance Authority College & University Revenue	4.000%	9/1/40	1,100	900
	Michigan Finance Authority College & University Revenue	4.000%	9/1/41	1,120	906
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/28	1,020	1,053
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/31	1,300	1,336

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/35	1,530	1,363
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/37	1,655	1,423
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/38	1,000	989
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/29	415	420
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/30	425	428
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/31	910	836
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/32	950	866
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/33	990	894
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/34	1,000	896
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/35	400	354
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/36	565	495
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/37	640	544
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/38	660	549
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/39	645	532
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,395	2,409
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,680	1,701
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,750	3,804
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,585	3,649
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	5,505	5,612
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,007
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,000	4,077
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	3,095	3,178
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	4,010	4,124
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	870	876
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,800	2,896
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,070	2,147
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,300	1,343
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	4,165	4,318
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	1,000	1,005
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,375	2,451
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,580	1,646
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	4,395	4,593
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	1,015	1,019
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	4,880	5,012
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,650	1,700
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	1,400	1,440
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	2,580	2,586
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,770	3,865
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	12,000	12,661
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	2,655	2,658
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,290	4,393
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	11,450	12,147
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,665	3,696
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	3,345	3,438
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	5,040	5,097
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	7,000	7,057
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,870	7,939
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	5,145	5,241
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	2,245	2,298
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	10,000	9,371
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	8,810	8,927
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,570	5,672
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	7,315	7,651
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	3,190	3,204
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,310	3,042
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	6,020	6,071
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	8,145	8,408
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	12,000	11,911
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	10,255	10,213
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,715	1,554
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/38	8,305	8,494
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	12,000	11,824
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	8,295	8,284
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	5,000	4,944
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	5,000	4,218
Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,061
Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	12,000	12,410

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	1,310	1,323
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,355	1,362
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,000	2,011
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,016
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	5,000	5,027
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	3,000	3,022
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	11,020	11,100
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	16,645	16,765
[2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	5.090%	12/1/39	13,000	13,017
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/25	3,160	3,201
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/26	1,320	1,349
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/26	2,310	2,375
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/27	1,320	1,375
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/30	2,200	2,298
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/31	1,020	1,064
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/32	1,225	1,275
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/33	2,030	2,000
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/33	1,095	1,137
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/34	2,125	2,087
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/34	1,440	1,492
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/35	2,005	1,947
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/35	1,525	1,574
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/36	2,045	2,104
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	2,515	2,563
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	2,110	2,134
[1,4]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	4.100%	11/1/23	21,600	21,600
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/24	900	901
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/26	3,300	3,324
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/27	3,375	3,398
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/29	4,360	4,385
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/30	5,240	5,264
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/32	2,500	2,508
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	15,150	15,212
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/24	1,840	1,848
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	2,950	2,963
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	5,000	5,028
[3]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/28	7,025	7,058
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	20,250	20,343
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/26	1,500	1,519
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	1,350	1,368
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	1,000	1,013
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/32	3,120	3,148
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	3,500	3,529
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	5,000	5,036
[3]	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	3,500	3,534
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	670	672
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	500	506
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,375	1,407
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,650	2,726
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,305	3,394
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,000	3,075
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/35	2,350	2,198
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,770	2,548
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	4,215	3,811
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	4,630	4,128
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,355	4,711
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/40	3,750	3,261
	Michigan Finance Authority Water Revenue	4.000%	10/1/30	7,540	7,557
	Michigan Finance Authority Water Revenue	5.000%	10/1/36	5,540	5,760
	Michigan Finance Authority Water Revenue	5.000%	10/1/37	7,005	7,239
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/29	16,500	16,572
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	15,000	15,070
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/30	700	706
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	10,000	10,047
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/31	2,500	2,521
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	7,500	7,535

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/32	1,000	1,012
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/33	850	860
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	2,000	1,982
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	3,000	3,017
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	6,040	6,084
Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/35	1,350	1,362
Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/36	4,475	4,631
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	1,565	1,605
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/28	2,240	2,300
Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	10,115	10,372
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/25	5,475	5,561
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/26	6,520	6,654
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	8,135	8,276
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	26,630	27,067
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	14,460	14,696
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	3,545	3,602
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/31	10,415	10,582
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	24,205	24,357
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/32	4,660	4,688
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	12,000	12,184
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/34	4,000	4,060
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/35	13,405	13,599
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/37	1,000	1,064
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	6,675	6,664
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/38	450	474
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/41	1,000	1,034
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/43	1,025	893
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	660	673
Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	3,035	3,096
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,100	2,137
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,160	2,218
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,490	2,583
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,290	2,371
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,410	1,457
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,865	1,927
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	3,035	3,130
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	18,470	18,564
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,355	1,394
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	2,655	2,536
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	16,910	16,991
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/27	7,625	7,348
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/47	2,590	2,539
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,490	2,444
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	3,740	3,581
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/52	1,955	1,836
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	12,075	12,062
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/53	27,670	28,377
Michigan State University College & University Revenue	4.000%	2/15/27	5,400	5,444
Michigan State University College & University Revenue	5.000%	2/15/30	900	950
Michigan State University College & University Revenue	5.000%	2/15/31	1,450	1,528
Michigan State University College & University Revenue	5.000%	2/15/32	1,380	1,452
Michigan State University College & University Revenue	5.000%	2/15/33	1,940	2,036
Michigan State University College & University Revenue	5.000%	2/15/34	5,820	6,090
Michigan State University College & University Revenue	5.000%	2/15/35	1,300	1,356
Michigan State University College & University Revenue	5.000%	2/15/36	1,860	1,929
Michigan State University College & University Revenue	4.000%	2/15/37	1,750	1,599
Michigan State University College & University Revenue	4.000%	2/15/38	1,000	901
Michigan State University College & University Revenue	5.000%	8/15/40	1,300	1,309
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/24	1,715	1,720
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/25	1,250	1,254
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/26	2,030	2,036
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/27	1,700	1,704
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/28	1,250	1,253
Michigan Strategic Fund Appropriations Revenue	5.000%	3/1/29	3,000	3,005
Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/30	1,480	1,505
Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/34	2,170	2,204
Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.000%	10/15/35	1,370	1,389

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	1,145	1,084
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	36,395	33,724
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	13,000	12,046
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	24,510	22,461
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	16,595	15,044
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	5,000	4,483
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	2,000	2,124
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	10,625	11,144
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	17,230	17,980
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	22,840	23,712
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	31,790	32,926
[16]	Midland Public Schools GO, Prere.	5.000%	5/1/25	1,000	1,018
[16]	Milan Area Schools GO	5.000%	5/1/27	1,055	1,094
[16]	Milan Area Schools GO	5.000%	5/1/28	1,100	1,154
[16]	Milan Area Schools GO	5.000%	5/1/29	1,155	1,221
[16]	Milan Area Schools GO	5.000%	5/1/32	1,670	1,755
[16]	Milan Area Schools GO	5.000%	5/1/34	1,940	2,032
	Northville Public Schools GO	5.000%	5/1/40	880	899
	Northville Public Schools GO	5.000%	5/1/41	1,250	1,269
	Northville Public Schools GO	5.000%	5/1/42	1,630	1,646
	Northville Public Schools GO	5.000%	5/1/43	1,000	1,007
	Oakland University College & University Revenue	5.000%	3/1/24	540	542
	Oakland University College & University Revenue	5.000%	3/1/25	540	547
	Oakland University College & University Revenue	5.000%	3/1/26	500	512
	Oakland University College & University Revenue	5.000%	3/1/27	785	802
	Oakland University College & University Revenue	5.000%	3/1/28	1,250	1,274
	Oakland University College & University Revenue	5.000%	3/1/29	1,735	1,768
	Oakland University College & University Revenue	5.000%	3/1/31	2,350	2,393
	Oakland University College & University Revenue	5.000%	3/1/32	3,140	3,195
	Oakland University College & University Revenue	5.000%	3/1/32	1,290	1,378
	Oakland University College & University Revenue	5.000%	3/1/33	1,775	1,804
	Oakland University College & University Revenue	5.000%	3/1/33	1,275	1,337
	Oakland University College & University Revenue	5.000%	3/1/34	3,745	3,803
	Oakland University College & University Revenue	5.000%	3/1/35	2,205	2,234
	Oakland University College & University Revenue	5.000%	3/1/36	2,025	2,047
	Oakland University College & University Revenue	5.000%	3/1/36	1,500	1,547
	Oakland University College & University Revenue	5.000%	3/1/37	1,500	1,522
	Oakland University College & University Revenue	5.000%	3/1/38	1,575	1,582
	Oakland University College & University Revenue	5.000%	3/1/39	1,675	1,671
	Oakland University College & University Revenue	5.000%	3/1/40	3,200	3,166
	Oakland University College & University Revenue	5.000%	3/1/41	3,360	3,302
	Oakland University College & University Revenue	5.000%	3/1/42	3,530	3,464
	Portage Public Schools GO	4.000%	11/1/32	3,195	3,136
	Portage Public Schools GO	4.000%	11/1/33	1,465	1,428
	Portage Public Schools GO	5.000%	11/1/33	2,130	2,166
	Portage Public Schools GO	4.000%	11/1/34	3,725	3,575
	Portage Public Schools GO	5.000%	11/1/35	1,300	1,317
	Portage Public Schools GO	5.000%	11/1/36	1,535	1,554
	Portage Public Schools GO	4.000%	11/1/37	1,900	1,706
	Rochester Community School District GO	3.000%	5/1/33	2,090	1,771
[16]	Rockford Public Schools GO	5.000%	5/1/32	2,000	2,048
[16]	Rockford Public Schools GO	5.000%	5/1/33	2,470	2,528
[16]	Rockford Public Schools GO	5.000%	5/1/38	670	695
[16]	Rockford Public Schools GO	5.000%	5/1/39	1,730	1,775
[16]	Rockford Public Schools GO	5.000%	5/1/40	1,735	1,765
[16]	Rockford Public Schools GO	5.000%	5/1/41	3,110	3,148
[16]	Rockford Public Schools GO	5.000%	5/1/42	3,700	3,730
[16]	Rockford Public Schools GO	5.000%	5/1/43	1,300	1,307
[16]	Romeo Community School District GO	5.000%	5/1/32	1,290	1,319
[16]	Romeo Community School District GO	5.000%	5/1/33	1,350	1,380
[16]	Romeo Community School District GO	5.000%	5/1/34	1,425	1,457
[16]	Romeo Community School District GO	5.000%	5/1/35	1,000	1,020
[16]	Roseville Community Schools GO, Prere.	5.000%	5/1/25	4,000	4,068
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	2,245	2,251
[16]	Saginaw City School District GO	4.000%	5/1/36	700	665
[16]	Saginaw City School District GO	4.000%	5/1/40	3,260	2,911
[16]	Saginaw City School District GO	4.000%	5/1/41	1,130	1,002

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,250	1,275
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,020	1,043
	Southfield MI GO	3.000%	5/1/33	2,630	2,234
	University of Michigan College & University Revenue	5.000%	4/1/31	1,090	1,150
	University of Michigan College & University Revenue	5.000%	4/1/33	2,895	2,987
	University of Michigan College & University Revenue	5.000%	4/1/34	3,520	3,629
	University of Michigan College & University Revenue	5.000%	4/1/35	3,360	3,457
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,030	4,216
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	5,090	5,325
[16]	Warren Consolidated Schools GO	5.000%	5/1/30	2,265	2,314
[16]	Warren Consolidated Schools GO	5.000%	5/1/32	2,485	2,527
[16]	Warren Consolidated Schools GO	5.000%	5/1/32	2,300	2,392
[16]	Warren Consolidated Schools GO	5.000%	5/1/33	1,400	1,448
[16]	Warren Consolidated Schools GO	5.000%	5/1/35	2,600	2,680
[16]	Warren Consolidated Schools GO	5.000%	5/1/37	1,430	1,461
[16]	Warren Consolidated Schools GO	5.000%	5/1/39	1,405	1,426
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,515
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	1,735	1,783
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/26	2,495	2,580
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	5,655	5,660
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	840	872
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/27	2,395	2,499
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	5,935	5,940
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	670	693
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,720	1,783
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	3,995	3,998
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,525	1,524
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	660	679
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	6,540	6,545
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	830	851
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	785	805
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	6,370	6,375
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,310	2,309
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	760	776
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	4,300	4,303
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,925	2,904
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/33	10,165	10,082
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	3,390	3,361
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	2,600	2,577
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	780	789
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	3,870	3,837
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	645	648
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/35	6,085	6,198
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	645	643
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/36	5,000	5,055
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	900	895
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	610	607
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	8,000	8,040
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	6,030	6,041
	Wayne State University College & University Revenue	5.000%	11/15/36	1,700	1,714
	Wayne State University College & University Revenue	5.000%	11/15/37	1,750	1,764
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	200	210
[3]	Western Michigan University College & University Revenue	5.000%	11/15/29	400	420
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	220	233
[3]	Western Michigan University College & University Revenue	5.000%	11/15/30	400	423
[3]	Western Michigan University College & University Revenue	5.000%	11/15/32	200	209
[3]	Western Michigan University College & University Revenue	5.000%	11/15/33	590	615
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	250	259
[3]	Western Michigan University College & University Revenue	5.000%	11/15/34	600	623
[3]	Western Michigan University College & University Revenue	5.000%	11/15/35	600	620
[3]	Western Michigan University College & University Revenue	5.000%	11/15/36	200	204
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	400	405
[3]	Western Michigan University College & University Revenue	5.000%	11/15/37	600	607
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	250	252
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	405	407
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	200	201
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	500	501

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	225	225
[3]	Western Michigan University College & University Revenue	5.000%	11/15/41	400	399
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/29	3,800	3,874
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/30	3,850	3,921
[16]	Woodhaven-Brownstown School District GO	5.000%	5/1/31	3,905	3,977
					2,033,716
Minnesota (1.1%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/29	250	248
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/30	500	496
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	500	495
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	1,200	1,215
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,390	2,644
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	1,500	1,500
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,790	1,263
	Gibbon Independent School District No. 2365 GO	5.000%	2/1/36	300	318
	Gibbon Independent School District No. 2365 GO	5.000%	2/1/37	375	395
	Gibbon Independent School District No. 2365 GO	5.000%	2/1/39	650	674
	Hennepin County MN GO	5.000%	12/1/29	3,545	3,789
	Hennepin County MN GO	5.000%	12/15/30	5,020	5,323
	Hennepin County MN GO	5.000%	12/15/33	7,000	7,378
	Hennepin County MN GO	5.000%	12/1/34	5,180	5,342
	Hennepin County MN GO	5.000%	12/15/37	8,000	8,266
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,181
	Hennepin County MN GO	5.000%	12/15/38	4,250	4,400
	Hennepin County MN GO	5.000%	12/1/41	7,005	7,317
	Hennepin County MN GO	5.000%	12/1/42	7,355	7,649
	Hennepin County MN GO VRDO	4.180%	11/7/23	480	480
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,000	1,004
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,350	1,359
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	1,400	1,414
	Metropolitan Council GAN GO	5.000%	12/1/25	8,000	8,194
	Minneapolis MN GO	3.000%	12/1/32	730	658
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	3,730	3,424
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	2,000	1,750
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	17,440	17,932
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	25,030	25,898
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	4,000	4,006
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	11,745	12,137
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	685	708
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	2,335	2,338
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	5,420	5,597
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	590	609
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	2,500	2,504
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	5,340	5,494
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	690	710
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	2,545	2,549
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	555	570
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	3,970	4,071
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	635	651
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	650	667
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	910	933
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	875	894
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	940	958
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	940	952
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/28	3,225	3,244
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/29	3,385	3,404
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/30	3,405	3,423
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/33	3,615	3,628
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/34	4,005	4,018
	Minnesota GO	5.000%	8/1/24	12,355	12,466
	Minnesota GO	5.000%	8/1/24	15,500	15,640
	Minnesota GO	5.000%	8/1/26	35,060	35,734
	Minnesota GO	5.000%	8/1/27	4,000	4,069
	Minnesota GO	5.000%	8/1/27	12,790	13,403
	Minnesota GO	5.000%	8/1/28	12,365	13,126
	Minnesota GO	5.000%	8/1/28	13,105	13,912
	Minnesota GO	5.000%	8/1/29	9,550	10,244

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Minnesota GO	5.000%	8/1/29	21,800	23,384
	Minnesota GO	5.000%	8/1/34	10,000	10,286
	Minnesota GO	5.000%	8/1/35	9,535	9,788
	Minnesota GO	5.000%	8/1/36	11,000	11,869
	Minnesota GO	5.000%	8/1/40	10,610	11,202
	Minnesota GO	4.000%	8/1/41	9,000	7,934
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	1,030	1,031
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	1,080	1,082
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/27	200	207
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	1,135	1,137
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/28	570	593
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	1,195	1,196
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/29	420	439
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/30	1,250	1,249
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/31	1,310	1,306
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/32	1,380	1,372
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	1,445	1,432
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/33	650	677
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	1,520	1,500
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/34	300	311
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/35	650	671
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	3,230	3,109
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/33	1,235	1,209
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/34	3,360	3,218
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/35	3,500	3,314
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/36	2,215	2,088
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	3,705	3,401
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/37	2,305	2,118
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/31	195	168
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/31	150	129
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/32	185	159
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/32	255	217
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/33	185	156
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/33	190	160
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/34	410	325
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/34	260	213
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/34	335	264
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/34	775	628
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/47	15,113	12,601
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	5,030	4,935
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	3,481	3,334
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/52	14,085	13,190
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	4,745	4,505
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/53	9,360	9,528
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	4,300	4,478
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/23	1,105	1,105
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/24	1,500	1,493
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/25	2,000	1,977
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	34,560	33,175
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	4.558%	12/1/52	17,000	16,654
	Moorhead Independent School District No. 152 GO	2.625%	2/1/39	10,025	7,257
	Osseo Independent School District No. 279 GO	5.000%	2/1/27	1,350	1,406
	Owatonna MN Independent School District No. 761 GO	4.000%	2/1/25	1,830	1,831
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/37	19,000	18,088
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/39	20,750	19,034
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/40	21,250	19,218
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/41	17,400	15,600
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/43	23,500	20,640
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/30	9,640	9,560
	St. Cloud MN Health, Hospital, Nursing Home Revenue (CentraCare Health System Obligated Group)	5.000%	5/1/26	1,000	1,020
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	805	817
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	780	791
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,800	1,824
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,105	1,118
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,245	1,093
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,500	1,302
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,500	1,283

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	St. Paul Minnesota Housing & Redevelopment Authority Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	25,860	25,860
	University of Minnesota College & University Revenue	5.000%	8/1/25	1,310	1,336
	Virginia Independent School District No. 706 GO	3.000%	2/1/32	7,345	6,501
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	4,000	3,458
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	4,000	3,413
	West St. Paul-Mendota Heights-Eagan Independent School District No. 197 GO	4.000%	2/1/28	3,795	3,842
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/26	1,050	1,075
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/27	1,660	1,722
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/30	6,700	6,175
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/32	8,485	7,618
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/33	8,165	7,219
					716,283
Mississippi (0.3%)
	DeSoto County MS GO	5.000%	11/1/27	1,585	1,657
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,665	3,593
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/27	11,095	10,372
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	5,480	5,209
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	3,785	3,579
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/34	4,880	4,606
	Mississippi Development Bank Appropriations Revenue (Madison County Highway Project)	5.000%	1/1/24	2,525	2,528
	Mississippi Development Bank Indirect Ad Valorem Property Revenue (Rankin County School District Board Project)	5.000%	6/1/28	1,530	1,573
	Mississippi Development Bank Indirect Ad Valorem Property Revenue (Rankin County School District Board Project)	5.000%	6/1/29	1,395	1,434
	Mississippi Development Bank Indirect Ad Valorem Property Revenue (Rankin County School District Board Project)	5.000%	6/1/31	1,165	1,197
	Mississippi Development Bank Indirect Ad Valorem Property Revenue (Rankin County School District Board Project)	4.000%	6/1/32	2,070	2,001
	Mississippi Development Bank Indirect Ad Valorem Property Revenue (Rankin County School District Board Project)	4.000%	6/1/33	1,500	1,435
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/24	3,135	3,145
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/25	5,465	5,529
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/26	6,045	6,156
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/27	4,745	4,835
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/28	775	802
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/29	1,050	1,094
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/30	1,090	1,135
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/31	1,000	1,041
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/32	1,500	1,561
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/33	1,710	1,779
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/34	870	905
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/35	1,380	1,428
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/36	1,000	1,029
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	6/1/37	665	680
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/26	6,045	6,167
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/27	7,985	8,212
	Mississippi Development Bank Special Obligation Miscellaneous Revenue	5.000%	1/1/28	2,315	2,401
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/27	2,085	2,147
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/28	1,540	1,595
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/29	3,375	3,485
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/30	5,515	5,656
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,420	5,557
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/31	5,500	5,543
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/35	1,000	1,012
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/36	10,500	10,562
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	11,130	11,113
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	11,690	10,123
	Mississippi GO	5.000%	10/1/29	15,080	15,697
	Mississippi GO	4.000%	12/1/32	10	10
	Mississippi GO	4.000%	10/1/38	2,000	1,835
	Mississippi GO, Prere.	5.000%	12/1/23	11,250	11,259
	Mississippi GO, Prere.	5.000%	11/1/26	1,250	1,296
	Mississippi GO, Prere.	5.000%	11/1/26	2,750	2,852
	Mississippi GO, Prere.	5.000%	11/1/26	3,635	3,770
	Mississippi GO, Prere.	5.000%	11/1/26	4,000	4,148
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,950	2,783
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,000	1,028

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	800	819
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	800	817
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	745	757
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	745	749
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,000	990
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/27	1,200	1,218
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/28	3,495	3,565
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,360	1,390
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/29	1,150	1,175
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/31	2,215	2,254
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/32	1,750	1,778
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/33	1,750	1,780
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/34	1,600	1,630
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/33	875	836
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/35	2,010	1,895
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/36	1,100	1,017
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/33	1,500	1,529
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/35	2,565	2,454
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/36	1,540	1,451
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/37	1,740	1,605
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/38	3,220	2,896
				221,159
Missouri (1.1%)
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/25	1,000	969
Branson IDA Lease Tax Allocation Revenue	4.000%	11/1/26	750	714
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,000	1,992
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	1,000	997
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,400	1,393
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	840	834
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	4,645	4,798
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	870	861
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,865	5,043
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	750	740
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	5,115	5,321
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	1,540	1,582
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,620	1,455
Center MO School District No. 58 GO	4.000%	3/1/32	3,350	3,253
Center MO School District No. 58 GO	4.000%	3/1/33	2,330	2,279
Center MO School District No. 58 GO	4.000%	3/1/34	3,630	3,498
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.500%	12/1/42	3,000	3,121
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.500%	12/1/43	4,200	4,359
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	5.500%	12/1/44	5,000	5,175
Independence School District GO	3.250%	3/1/40	1,850	1,422
Independence School District GO	3.250%	3/1/41	2,650	2,012
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	8,155	8,227
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/26	7,830	7,901
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	12,857
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,640	13,731
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	14,425	14,505
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	6,765	6,798
Jackson County Reorganized School District No. 7 GO	3.000%	3/1/40	3,500	2,613
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/37	1,765	1,873
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/38	1,500	1,650
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/34	700	606
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/35	300	255
Jefferson County CO Consolidated School District No. 6 GO	3.000%	3/1/37	600	480
Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/27	1,355	1,396
Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/28	3,680	3,831
Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,300	1,384
Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,645	1,737

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kansas City MO Appropriations Revenue	5.000%	9/1/38	1,655	1,687
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	7,293
Kansas City MO Appropriations Revenue (Downtown Arena Project)	4.000%	4/1/35	2,015	1,882
Kansas City MO GO	4.000%	2/1/25	575	576
Kansas City MO GO	4.000%	2/1/27	600	605
Kansas City MO GO	4.000%	2/1/28	500	506
Kansas City MO GO	5.000%	2/1/29	750	795
Kansas City MO GO	5.000%	2/1/30	800	854
Kansas City MO GO	4.000%	2/1/43	2,300	2,025
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/29	2,025	2,128
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/30	1,190	1,190
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/31	1,740	1,732
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/31	1,510	1,581
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/33	2,020	2,116
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/29	1,000	1,056
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/30	1,000	1,063
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/31	800	855
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/32	670	714
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/33	1,000	1,064
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/35	1,115	1,178
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/36	1,000	1,047
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/37	2,000	2,069
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/38	3,355	3,431
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/39	2,150	2,184
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/40	1,250	1,258
Kansas MO Appropriations Revenue (Kansas City Projects)	5.000%	4/1/41	2,025	2,027
Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/26	5,995	5,834
Liberty Public School District No. 53 GO	5.000%	3/1/40	2,300	2,355
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/33	5,500	4,668
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,049
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	1,410	1,465
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/34	3,050	3,091
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	2,000	2,027
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/35	4,690	4,849
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	3,000	3,040
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/36	2,415	2,487
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	5,000	5,067
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	4,135	4,314
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	990	986
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,150	1,141
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,055	1,074
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,045	2,046
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	800	818
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,820	1,862
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	985
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,000	1,029
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,150	1,127
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,915	3,957
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,995	2,040
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	510	499
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,105	2,164
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,355	1,380
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,350	1,313
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,425	1,466
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	500	484
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,225	1,260
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,500	1,528
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	550	531
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	5,200	4,951
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,790	3,596
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	34,000	34,183
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	513
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,267
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	5,305	4,821
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	450	460
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,615	2,624

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,800	1,660
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	6,550	6,574
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	520	460
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,200	2,014
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	2,500	2,263
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	5,325	4,634
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/38	855	737
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,000	1,513
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/39	600	510
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,900	1,694
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,065	1,830
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,450
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (SSM Health Care Obligated Group)	5.000%	6/1/32	2,360	2,472
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	13,500	13,398
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	20,866	21,616
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/28	6,920	7,115
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,015	3,032
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,565	4,591
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,500	3,520
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	4,000	4,022
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,000	3,017
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	7,015	7,054
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	11/1/25	10,000	10,237
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	3,245	3,114
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,445	1,370
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	11,510	10,924
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,075	4,072
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/53	3,295	3,381
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/37	665	682
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/38	415	422
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/39	570	577
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/40	515	518
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/41	660	663
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/42	615	617
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	10,681
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,051
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/26	4,570	4,616
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/27	3,285	3,313
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/28	2,250	2,263
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/29	5,000	5,028
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/30	6,455	6,486
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/31	10,000	10,040
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/25	1,910	1,938
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/25	2,270	2,303
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/28	1,360	1,375
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/29	3,500	3,540
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	5,245	5,060
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/34	6,800	6,887
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/36	10,000	10,070
Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/25	2,990	3,032
Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	7/1/26	5,890	6,003
Missouri State Environmental Improvement & Energy Resources Authority Water Revenue	5.000%	1/1/27	2,055	2,093
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	10,010	9,442
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/36	5,925	5,482
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/38	9,810	8,773
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/39	5,315	4,707
Republic School District No. R-3 GO	4.000%	3/1/40	1,250	1,107
Republic School District No. R-3 GO	4.000%	3/1/41	1,510	1,327
Springfield School District No. R-12 GO	4.000%	3/1/41	4,345	3,865
Springfield School District No. R-12 GO	4.000%	3/1/42	5,390	4,745
St. Charles County School District No. R-IV Wentzville GO	4.000%	3/1/31	5,585	5,534
St. Charles School District GO	3.000%	3/1/39	3,025	2,273

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Charles School District GO	3.000%	3/1/40	2,000	1,489
	St. Charles School District GO	3.000%	3/1/41	1,800	1,315
[4,6]	St. Louis City Missouri IDA Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	8,095	8,095
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,725	9,328
	St. Louis County School District C-2 Parkway GO	4.000%	3/1/43	7,155	6,340
[13]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	1,045	1,114
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,500	2,609
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	4,060	4,216
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,700	2,789
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/34	2,250	2,315
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	2,405	2,224
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,155	1,019
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	4,020	3,387
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	3,585	2,879
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	2,680	2,044
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	3,590	2,601
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/24	3,160	3,060
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/24	2,735	2,649
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	2,080	1,923
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,000	883
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	3,475	2,928
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	3,100	2,489
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	2,320	1,769
[4,12]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	3,105	2,249
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	0.000%	7/15/33	2,000	1,246
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/40	2,250	2,278
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/26	2,550	2,550
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/29	4,200	4,188
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/30	4,835	4,799
[3]	St. Louis School District GO	5.000%	4/1/38	2,000	2,057
[3]	St. Louis School District GO	5.000%	4/1/39	6,725	6,882
[3]	St. Louis School District GO	5.000%	4/1/40	7,130	7,270
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/33	2,850	1,871
	University of Missouri Curators College & University Revenue	4.000%	11/1/30	3,000	2,888
	University of Missouri Curators College & University Revenue	5.000%	11/1/30	20,975	22,709
					703,168
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	12,535	11,979
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	2,770	2,574
[14]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,451
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	500	509
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	2,500	2,519
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	355	363
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	2,635	2,651
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	620	651
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,015	2,022
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	490	496
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	2,000	2,006
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,030	1,089
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,500	1,595
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	405	409
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,165	1,238
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	1,000	1,054
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	585	590
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,695	1,785
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	4,000	3,821
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	425	428
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	594
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,675	3,464
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	670	671
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	3,250	3,009
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,260	1,245
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,000	888
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	2,250	2,044
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,580	1,540
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	830	745
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	2,020	1,496

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	2,525	2,107
	Montana State Board of Regents College & University Revenue	3.000%	11/15/36	890	700
					58,733
Multiple States (0.4%)
[4]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	19,000	18,043
[17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/30	13,805	11,825
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.600%	9/15/33	46,610	36,596
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.625%	6/15/35	47,835	37,541
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/35	31,830	24,704
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	13,080	10,569
[4,17]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/36	31,080	23,501
[17]	Freddie Mac Multifamily Certificates	2.250%	9/25/37	20,000	14,564
[2,17]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	60,972	45,516
[4,17]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	43,756	34,489
[17]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	12,546	10,483
[17]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	4,888	3,959
[2,17]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.140%	1/25/40	16,940	14,558
					286,348
Nebraska (1.0%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	4,320	4,319
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/27	3,000	2,995
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	3,165	3,164
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/29	5,000	4,967
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	4,000	3,973
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/34	5,115	5,077
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	700	675
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	27,040	25,397
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	137,335	136,623
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	3/1/50	93,640	93,926
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	135,670	133,464
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	51,760	51,155
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/29	1,405	1,496
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/30	2,695	2,890
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/31	1,085	1,170
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	500	519
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	600	625
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	450	471
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	275	286
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	600	620
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	425	380
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	525	462
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,200	1,043
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	570	486
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	300	253
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,910	1,910
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,400	1,410
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,005	2,034
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,160	1,173
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,770	1,789
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,250	1,262
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,895	1,909
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/41	1,605	1,367
	Douglas NE College & University Revenue (Creighton University Projects)	4.000%	7/1/38	1,475	1,311
	Elkhorn School District GO	4.000%	12/15/32	325	314
	Elkhorn School District GO	4.000%	12/15/33	375	362
	Elkhorn School District GO	4.000%	12/15/34	350	336
	Elkhorn School District GO	4.000%	12/15/35	350	332
	Fremont School District GO	4.000%	12/15/38	1,275	1,138
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/29	1,670	1,733
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/31	2,075	1,970
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/31	1,200	1,139
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/32	1,275	1,207
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/32	745	703
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/33	1,710	1,310
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/33	800	741
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/33	500	470

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/45	5,660	5,306
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	5,000	5,226
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	700	743
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/30	1,200	1,274
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,000	1,065
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/31	1,025	1,091
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	3,195	3,343
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/35	2,100	2,197
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	3,300	3,434
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/36	2,275	2,368
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	3,405	3,517
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/37	2,380	2,458
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	3,500	3,586
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	9,335	9,526
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/39	4,820	4,919
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,270	1,294
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	5,065	5,160
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	1,025	1,026
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	5,320	5,409
	Omaha NE Sewer Revenue	4.000%	4/1/33	500	496
	Omaha NE Sewer Revenue	4.000%	4/1/34	650	640
	Omaha NE Sewer Revenue	4.000%	4/1/35	500	487
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/27	2,400	2,460
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	1,325	1,256
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/35	3,265	3,374
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	7,250	7,483
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/37	2,600	2,680
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/38	1,150	1,208
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	1,500	1,564
	Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/40	2,500	1,902
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/40	2,250	2,334
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/41	1,800	1,861
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	4,500	4,638
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,685	1,739
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	4,280	4,404
[5]	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/43	1,500	1,543
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	4,945	4,976
	Omaha School District GO	5.000%	12/15/27	2,000	2,093
	Omaha School District GO	3.000%	12/15/35	2,700	2,225
	Omaha School District GO	3.000%	12/15/42	1,000	708
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,480	3,505
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/35	4,900	4,965
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/40	2,840	2,853
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,875	1,876
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,975	1,967
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/27	3,470	3,488
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/29	1,600	1,576
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/30	4,065	3,989
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/31	4,030	3,941
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/32	4,265	4,159
					647,688
Nevada (1.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	980	963
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/31	19,455	20,306
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	17,350	18,016
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	3,300	3,364
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	3,550	3,610
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/27	1,545	1,611
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/28	2,370	2,464
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/29	2,195	2,279
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/31	5,000	5,036
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/35	10,390	10,695
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/36	6,600	6,767
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/37	5,530	5,643
	Clark County NV GO	5.000%	6/1/26	2,020	2,080
	Clark County NV GO	5.000%	7/1/26	2,475	2,519
	Clark County NV GO	5.000%	6/1/27	2,625	2,734

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clark County NV GO	4.000%	11/1/31	5,950	5,859
	Clark County NV GO	5.000%	11/1/31	1,645	1,669
	Clark County NV GO	4.000%	6/1/32	12,000	11,806
	Clark County NV GO	4.000%	11/1/32	1,015	999
	Clark County NV GO	5.000%	11/1/32	6,730	7,107
	Clark County NV GO	3.000%	7/1/35	1,180	992
	Clark County NV GO	4.000%	12/1/36	15,050	14,165
	Clark County NV GO	4.000%	12/1/37	18,825	17,366
	Clark County NV GO	5.000%	6/1/38	12,290	12,551
	Clark County NV GO	4.000%	12/1/38	21,055	19,190
	Clark County NV GO, Prere.	5.000%	11/1/23	250	250
	Clark County NV Industrial Revenue	2.100%	6/1/31	28,500	21,510
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/31	11,925	12,446
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/32	7,100	7,373
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	7,525	7,773
	Clark County School District GO	5.000%	6/15/25	20,000	20,331
[3]	Clark County School District GO	5.000%	6/15/27	8,975	9,321
[3]	Clark County School District GO	5.000%	6/15/28	9,530	9,888
[3]	Clark County School District GO	5.000%	6/15/28	1,280	1,342
	Clark County School District GO	5.000%	6/15/28	8,620	9,016
[3]	Clark County School District GO	5.000%	6/15/29	1,250	1,318
[3]	Clark County School District GO	4.000%	6/15/30	10,505	10,367
[3]	Clark County School District GO	5.000%	6/15/30	1,070	1,137
	Clark County School District GO	5.000%	6/15/30	6,595	6,987
[3]	Clark County School District GO	4.000%	6/15/31	10,930	10,767
[3]	Clark County School District GO	5.000%	6/15/31	1,000	1,058
[1]	Clark County School District GO	5.000%	6/15/32	1,590	1,651
[1]	Clark County School District GO	3.000%	6/15/33	6,575	5,688
[3]	Clark County School District GO	4.000%	6/15/33	10,000	9,616
[3]	Clark County School District GO	4.000%	6/15/33	11,920	11,462
[1]	Clark County School District GO	3.000%	6/15/34	10,920	9,245
[3]	Clark County School District GO	4.000%	6/15/34	12,400	11,852
	Clark County School District GO	4.000%	6/15/34	5,000	4,738
[3]	Clark County School District GO	5.000%	6/15/34	1,000	1,054
	Clark County School District GO	4.000%	6/15/35	14,910	13,944
	Clark County School District GO	4.000%	6/15/35	10,375	9,703
[3]	Clark County School District GO	5.000%	6/15/35	1,350	1,416
[3]	Clark County School District GO	4.000%	6/15/36	1,250	1,159
[1]	Clark County School District GO	3.000%	6/15/37	4,000	3,112
	Clark County School District GO	3.000%	6/15/37	8,730	6,756
[3]	Clark County School District GO	4.000%	6/15/37	1,250	1,134
	Clark County School District GO	3.000%	6/15/38	11,595	8,659
[3]	Clark County School District GO	4.000%	6/15/38	1,000	896
[1]	Clark County School District GO	3.000%	6/15/39	3,540	2,619
	Clark County School District GO	3.000%	6/15/39	9,395	6,826
[3]	Clark County School District GO	4.000%	6/15/39	1,000	886
	Clark County School District GO	3.000%	6/15/40	11,760	8,391
	Clark County School District GO	5.000%	6/15/40	9,000	9,204
	Clark County School District GO	3.000%	6/15/41	10,760	7,563
	Clark County Water Reclamation District GO	5.000%	7/1/27	1,890	1,948
	Clark County Water Reclamation District GO	4.000%	7/1/32	1,110	1,099
	Clark County Water Reclamation District GO	4.000%	7/1/34	2,000	1,954
	Clark Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	3,325	3,370
[3]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	8,425	7,488
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	825	810
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	10,000	9,600
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	2,080	2,110
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	1,300	1,319
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	565	580
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	940	964
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	1,815	1,860
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/27	795	800
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	730	734
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	1,620	1,695
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	500	503
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/30	600	603
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	725	729

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/31	300	307
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/34	400	402
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/36	1,500	1,580
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/38	1,350	1,393
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/39	700	716
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/40	1,250	1,274
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/41	1,990	2,019
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/42	2,365	2,388
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	2,300	2,317
	Las Vegas NV GO	5.000%	9/1/25	6,070	6,195
	Las Vegas NV GO	5.000%	9/1/27	5,225	5,364
	Las Vegas NV GO	4.000%	6/1/30	4,610	4,562
	Las Vegas NV GO	3.000%	6/1/33	2,190	1,890
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/28	255	222
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/30	465	379
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/31	425	340
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/33	520	395
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/36	835	585
	Las Vegas Valley Water District GO	5.000%	6/1/26	2,075	2,139
	Las Vegas Valley Water District GO	5.000%	9/15/27	4,110	4,197
	Las Vegas Valley Water District GO	5.000%	6/1/31	3,530	3,622
	Las Vegas Valley Water District GO	3.000%	6/1/32	8,000	7,011
	Las Vegas Valley Water District GO	3.000%	6/1/33	13,080	11,301
	Las Vegas Valley Water District GO	5.000%	6/1/35	4,150	4,221
	Las Vegas Valley Water District GO	5.000%	6/1/35	6,000	6,103
	Las Vegas Valley Water District GO	4.000%	2/1/38	6,200	5,714
	Las Vegas Valley Water District GO	4.000%	6/1/38	8,315	7,669
	Las Vegas Valley Water District GO	5.000%	6/1/38	19,610	20,174
	Las Vegas Valley Water District GO	4.000%	6/1/39	3,300	3,008
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,550	3,639
	Las Vegas Valley Water District GO	4.000%	6/1/41	9,240	8,244
	Las Vegas Valley Water District GO	4.000%	6/1/42	3,870	3,403
	Nevada GO	5.000%	11/1/25	36,340	36,945
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	28,000	27,470
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	26,170	25,603
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/52	3,130	3,123
[4]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	63,700	63,700
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/42	1,125	1,047
	Reno NV Sales Tax Revenue	5.000%	6/1/30	500	510
	Reno NV Sales Tax Revenue	5.000%	6/1/31	500	510
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/33	450	463
	Reno NV Sales Tax Revenue	5.000%	6/1/35	500	510
	Reno NV Sales Tax Revenue	5.000%	6/1/36	615	623
	Reno NV Sales Tax Revenue	5.000%	6/1/37	500	503
	Reno NV Sales Tax Revenue	5.000%	6/1/38	500	500
[3]	Reno NV Sales Tax Revenue	5.000%	6/1/38	650	654
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/26	4,080	4,185
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/27	3,215	3,335
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/30	3,625	3,760
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/32	4,675	4,777
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/34	7,750	7,903
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/35	1,795	1,828
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	2,200	2,195
	Washoe County School District GO	5.000%	4/1/26	2,030	2,084
					801,416
New Hampshire (0.4%)
	National Finance Authority	3.875%	1/20/38	62,600	52,779
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	8,305	8,431
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	11,950	11,859
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	9,115	9,013
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	750	769
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	500	515
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	560	511
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	870	781
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	700	746
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	550	578
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	600	628

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,000	863
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,310	1,085
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,375	1,141
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	1,650	1,251
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	500	429
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	75,733	69,701
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/36	2,950	2,691
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	8,300	8,016
	New Hampshire GO	5.000%	12/1/25	4,405	4,517
[1]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/27	2,305	2,403
[1]	New Hampshire Health and Education Facilities Authority Act College & University Revenue	5.000%	7/1/28	1,700	1,788
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/28	2,920	2,846
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/29	3,050	2,948
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	500	462
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	430	397
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	700	639
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	665	598
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	740	645
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	6,835	6,482
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	20,680	17,120
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	36,235	28,959
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,015	1,051
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/28	1,500	1,492
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/43	1,000	867
					245,001
New Jersey (3.8%)
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/25	4,955	5,030
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/26	4,695	4,812
[3]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/27	3,000	3,097
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/42	530	550
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/24	1,000	1,005
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/26	2,205	2,225
[3]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/27	2,775	2,800
	Cherry Hill Township School District GO	3.000%	8/1/31	13,240	11,870
	Cherry Hill Township School District GO	3.000%	8/1/32	10,750	9,478
	Cherry Hill Township School District GO	3.000%	8/1/33	13,280	11,541
	Cherry Hill Township School District GO	4.000%	8/1/41	16,000	14,267
[3]	Clifton Board of Education GO	2.000%	8/15/27	1,920	1,721
[3]	Clifton Board of Education GO	2.000%	8/15/28	2,975	2,582
[3]	Clifton Board of Education GO	2.000%	8/15/31	6,500	5,203
[3]	Clifton Board of Education GO	2.000%	8/15/32	6,750	5,252
[3]	Clifton Board of Education GO	2.000%	8/15/33	6,750	5,102
[3]	Clifton Board of Education GO	2.000%	8/15/34	5,500	4,064
[12]	Essex County Improvement Authority Miscellaneous Revenue	5.250%	12/15/24	3,720	3,780
	Essex County NJ GO	2.000%	9/1/39	3,750	2,373
	Essex County NJ GO	2.000%	9/1/40	3,750	2,313
	Essex County NJ GO	2.000%	9/1/41	3,750	2,254
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,460	2,078
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	5,980	4,958
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	4,020	3,256
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	8,000	6,292
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	9,955	7,657
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	5,590	4,219
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	3,000	2,651
	Hudson County NJ GO	3.000%	11/15/29	8,990	8,215
	Hudson County NJ GO	3.000%	11/15/30	10,000	8,981
	Hudson County NJ GO	2.000%	11/15/34	5,000	3,683
	Hudson County NJ GO	2.125%	11/15/36	7,500	5,211
	Hudson County NJ GO	2.250%	11/15/38	5,000	3,304
[1]	Lindenwold Boro School District GO	3.000%	2/1/34	1,320	1,122
[1]	Lindenwold Boro School District GO	3.125%	2/1/37	1,425	1,119
	Lyndhurst Township NJ GO	3.000%	3/1/31	2,850	2,581
	Lyndhurst Township NJ GO	3.000%	3/1/32	2,850	2,514
[3]	Maple Shade Township School District GO	3.000%	7/15/33	1,860	1,626
[4]	Mercer County NJ GO TOB VRDO	4.150%	11/1/23	300	300
	Monmouth County Improvement Authority Lease Revenue	4.000%	3/1/25	1,255	1,260
	Monmouth County Improvement Authority Lease Revenue	5.000%	12/1/25	2,000	2,053

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monmouth County Improvement Authority Lease Revenue	4.000%	12/1/33	505	504
[1]	Montclair Public Schools GO	3.125%	1/15/35	3,000	2,527
[1]	Montclair Public Schools GO	3.250%	1/15/36	4,125	3,447
[1]	Montclair Public Schools GO	3.250%	1/15/37	4,200	3,432
[1]	Montclair Public Schools GO	3.250%	1/15/38	2,200	1,754
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	26,130	26,819
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	35,500	36,917
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	2,200	2,229
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	32,500	34,268
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	6,500	6,662
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	4,090	4,365
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	595	623
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/29	9,000	9,687
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/30	705	741
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	600	631
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	3,750	3,377
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/32	1,000	1,048
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	13,010	11,990
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	7,580	7,858
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	850	888
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,775	7,473
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/34	1,000	955
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	6,295	6,499
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	965	866
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	2,500	2,364
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/35	500	473
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	2,635	2,463
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,000	935
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	1,000	926
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	600	548
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	695	625
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	367
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	2,490	2,176
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/32	2,730	2,841
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/34	2,025	2,091
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,540	2,608
[4,6]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	4.130%	11/2/23	750	750
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,965	2,002
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,115
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	8,495	8,690
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,545	2,603
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	32,165	33,781
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	33,000	34,658
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	12,400	13,023
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/26	1,000	1,019
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/27	1,695	1,737
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/28	2,000	2,046
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/29	2,000	2,039
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	1,500	1,529
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	10,000	10,096
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	23,469
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,063
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/29	1,000	954
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/34	1,000	928
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/24	1,960	1,961
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	23,950	24,229
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	17,750	18,113
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	5,400	5,447
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/27	1,070	1,101
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	22,550	23,412
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	7,065	7,281
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	3,000	3,092
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,025
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,034
[5]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,023
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/26	2,500	2,557
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	2,600	2,683

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,320	4,531
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	1,850	1,653
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	10,000	10,018
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/34	4,500	4,552
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/35	2,500	2,521
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,137
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,148
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	3,335	3,224
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	2,500	2,404
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	3,065	2,575
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,000	2,014
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,100	3,155
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	170	173
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	3,075	3,115
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	330	339
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	330	343
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,495	2,536
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	500	525
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	10,000	10,427
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	4,000	2,853
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	650	682
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	5,440	3,730
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	615	636
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	7,745	4,938
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	8,885	5,510
	New Jersey GO	5.000%	6/1/25	13,115	13,341
	New Jersey GO	2.000%	6/1/26	2,040	1,897
	New Jersey GO	5.000%	6/1/29	30,365	32,096
	New Jersey GO	4.000%	6/1/30	38,505	38,464
	New Jersey GO	2.000%	6/1/31	20,500	16,343
	New Jersey GO	4.000%	6/1/31	29,890	29,726
	New Jersey GO	2.000%	6/1/32	9,885	7,643
	New Jersey GO	3.000%	6/1/32	32,765	28,301
	New Jersey GO	2.000%	6/1/35	21,090	15,033
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,445	2,445
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,685	1,684
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,345	1,367
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,250	4,311
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	1,849
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,420	2,420
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,010	2,044
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,315	2,404
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,250	1,243
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,140	1,129
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,014
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	8,355	8,360
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,100	1,115
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,165	1,173
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,705	4,694
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,187
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,225	1,235
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	5,990	5,965
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,285	1,284
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,790	4,740
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,350	1,345
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,600	2,562
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	979
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,280	1,237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,335	2,147
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,295	943
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,320	3,022
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	815	585
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	4,175	2,955

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,320	2,953
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	990	690
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/29	2,735	2,735
	New Jersey Health Care Facilities Financing Authority Lease (Appropriation) Revenue	5.000%	9/15/33	5,000	5,000
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	3,415	3,417
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/25	12,965	12,972
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/26	12,505	12,509
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/28	13,835	13,836
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,400	2,479
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	840	867
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	1,220	817
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	2,000	1,290
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	5,810	5,805
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/39	5,135	3,218
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	10,000	10,469
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	10,240	10,765
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/30	8,000	8,415
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	12,000	12,654
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	9,000	9,509
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	6,250	6,576
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	6,000	5,730
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	5,000	4,723
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	1,500	1,401
	New Jersey State Transportation Trust Appropriations Revenue (Fund Authority Transportation Program)	5.000%	6/15/30	10,465	11,001
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	2,500	2,504
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	13,440	13,505
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	5,000	5,024
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	18,365	18,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	72,725	66,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,170	1,069
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	24,475	24,924
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,315	1,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	14,245	14,770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	21,925	22,734
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	21,140	21,498
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	14,155	14,412
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,095	1,140
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	34,355	35,891
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	11,330	11,836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,525	5,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	30,800	31,337
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,355	2,466
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	26,200	20,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	2,355	1,789
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	14,835	15,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	19,150	19,460
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	32,470	23,536
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	6,010	4,338
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	16,040	16,586
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	4,160	4,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	45,590	31,444
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	9,000	5,976
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	16,795	17,299
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	20,150	20,695
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	12,900	13,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	17,900	18,349
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,505	835
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,525	2,484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	4,675	4,770
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,195	2,282
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	13,500	7,001
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	14,000	7,168
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	4,225	4,358
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,305	1,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	5,335	4,866
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	2,000	2,046
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	4,415	3,946

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	6,930	6,986
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	11,880	10,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/34	1,900	1,994
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	1,750	1,827
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/36	1,750	1,852
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/37	2,660	2,740
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/38	3,325	3,399
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/40	6,420	6,473
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	3,490	3,511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	6,000	6,085
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/27	5,100	5,168
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	5,250	5,321
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	5,200	5,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	6,725	7,041
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/33	2,500	2,523
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	4,730	4,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/34	5,000	5,039
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,750	5,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	11,015	10,151
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	2,500	2,530
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	15,040	13,717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	987
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	9,985	8,994
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,355	2,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	11,165	9,827
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	7,600	6,638
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/31	2,500	2,579
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	5,000	5,138
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	5,000	4,723
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,750	3,838
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	5,250	5,437
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	3,750	3,501
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/36	4,250	4,380
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	9,535	8,787
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	5,990	6,137
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,500	3,192
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	8,250	8,400
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	8,910	8,026
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	5,250	5,313
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	3,195	2,835
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	5,250	5,286
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/36	2,000	2,078
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	5,000	5,158
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	3,000	3,069
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	12,650	7,395
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	48,105	21,595
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	43,800	18,475
	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/24	12,500	12,634
[12]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	13,015	13,267
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,835	3,979
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	3,775	3,917
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	13,470	13,766
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	17,350	17,897
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	29,705	30,532
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	3,000	3,130
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	7,065	7,341
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/33	28,000	27,580
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,010	5,205
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	3,000	2,938
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	67,500	66,107
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,188
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	1,926
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	7,000	7,180
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	13,815	12,346
[3]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/42	1,500	1,533
[3]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	690	737
[3]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue, ETM	5.000%	6/1/33	925	1,011

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue, ETM	5.000%	6/1/34	935	1,031
[3]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue, ETM	5.000%	6/1/35	1,475	1,627
	Passaic County NJ GO	0.050%	11/1/34	3,000	1,663
	Scotch Plains Township NJ GO	4.000%	3/1/37	2,205	2,033
	Scotch Plains Township NJ GO	4.000%	3/1/38	2,295	2,045
	Scotch Plains Township NJ GO	4.000%	3/1/39	2,390	2,101
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	560	560
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,255	1,259
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	1,500	1,503
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	3,500	3,614
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,030	2,033
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	2,990	3,085
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,190	1,190
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	1,250	1,289
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,000
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	1,000	1,031
[3]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	250	258
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	950	949
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/34	1,000	994
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	8,650	8,091
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	8,025	6,775
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	4,775	4,760
	South Jersey Transportation Authority Highway Revenue, ETM	5.000%	11/1/23	780	780
	Sussex County NJ GO	5.000%	2/15/24	1	1
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	19,510	19,830
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	26,895	27,571
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	4,320	4,461
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	17,280	17,835
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	7,500	7,735
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	22,465	23,140
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	25,165	25,897
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,250	10,537
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	33,990	34,909
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	30,000	30,701
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	37,000	37,668
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	2,765	2,574
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	22,500	22,783
	Toms River Board of Education GO	3.000%	7/15/29	6,000	5,500
	Toms River Board of Education GO	3.000%	7/15/30	3,000	2,706
	Toms River Board of Education GO	3.000%	7/15/31	6,000	5,332
	Toms River Board of Education GO	3.000%	7/15/32	5,900	5,177
	Toms River Board of Education GO	3.000%	7/15/34	8,720	7,366
	Toms River Board of Education GO	3.000%	7/15/35	3,120	2,558
	Verona Township NJ GO	4.000%	6/1/40	1,760	1,570
	Verona Township NJ GO	4.000%	6/1/41	1,760	1,552
	Verona Township NJ GO	4.000%	6/1/42	1,760	1,532
					2,501,800
New Mexico (0.4%)
	Albuquerque Municipal School District No. 12 GO	4.000%	8/1/30	2,500	2,437
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/33	650	562
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/34	400	338
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	14,960	10,885
	Farmington NM Electric Power & Light Revenue	2.150%	4/1/33	21,350	15,535
	Farmington NM Industrial Revenue	1.800%	4/1/29	13,420	10,760
	Farmington NM Industrial Revenue (Corners Project)	1.800%	4/1/29	20,390	16,349
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/29	19,385	15,543
	Farmington NM Industrial Revenue PUT	3.900%	6/1/28	8,350	8,050
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	1,480	1,547
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	800	813
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	830	844
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	1,375	1,391
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	1,000	1,006
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/33	1,040	937
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	1,000	870
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,000	1,021
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/24	930	936
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/25	1,010	1,026

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,060	1,077
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	1,465	1,489
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,049
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,000	3,049
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	3,685	3,745
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	2,500	2,541
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/53	1,965	1,902
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	1/1/52	4,345	4,063
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	3,750	3,492
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/54	1,990	2,050
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	115,780	115,636
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/34	650	581
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/39	480	397
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.000%	5/1/33	1,000	840
					234,761
New York (13.6%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	7,925	8,195
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,960	1,970
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,015	3,034
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	8,500	8,514
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	9,120	6,178
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	18,000	11,544
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	14,105	8,555
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	3,000	1,621
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	2,400	2,469
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	1,100	1,132
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,200	1,225
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,565	1,367
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	1,220	1,245
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	1,200	939
[3]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	838
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,600	1,263
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,000	769
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/33	1,340	1,371
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/34	1,000	1,022
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/36	1,010	1,027
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/37	1,035	1,048
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/31	575	588
[4]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/32	775	756
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/32	560	572
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/33	590	600
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/36	430	430
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/37	1,325	1,306
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	600	551
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/42	2,500	2,354
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,242
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,471
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/26	3,660	3,644
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/27	3,305	3,289
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,750	1,735
[4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	4.090%	11/1/23	94,995	94,995
[4,6]	Dutches County NY Local Development Corp. College & University Revenue TOB VRDO	4.150%	11/2/23	5,000	5,000
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	1,010	1,017
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	452
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	475	476
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	500	501
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/35	520	464
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/36	540	472
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/38	580	482
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/39	605	497
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/40	625	506
	Dutchess County Local Development Corp. College & University Revenue	4.000%	7/1/42	675	532
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	900	901
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	1,020	1,026

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	430	433
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	960	965
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	185	186
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	380	382
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	200	201
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,240	1,242
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,850	1,854
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,310	1,302
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,190	4,179
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,460	1,460
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	5,470	5,443
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,915	2,907
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/29	610	638
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/30	625	653
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/32	575	601
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/33	525	549
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/34	875	914
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/35	1,305	1,360
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/36	1,825	1,891
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	425	422
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	600	593
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	750	740
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	820	806
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,205	1,173
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,895	1,821
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	1,760	1,685
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	425	402
[3]	Hempstead NY GO	4.000%	4/1/28	7,125	7,139
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	6,000	6,165
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	14,035	14,383
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	28,775	29,452
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	24,300	24,676
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	16,060	16,247
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/42	13,000	11,379
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,000	2,974
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	3,380	3,544
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	2,060	2,121
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/32	1,000	1,026
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,700	1,807
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	8,600	8,925
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,260	1,332
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/36	5,225	4,309
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,013
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	5,885	6,035
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,400	1,462
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	3,850	3,933
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	1,500	1,540
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	1,500	1,540
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/40	250	220
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/40	1,720	1,756
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,625	1,651
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	2,000	2,019
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	16,500	16,115
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	21,000	19,594
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,645	1,498
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	18,075	18,647
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/32	4,000	4,015
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	27,000	27,024
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	10,900	11,118
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	11,445	11,658
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	2,500	2,556
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,089
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	5,000	5,077
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	59,800	60,471
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/38	1,000	1,005
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/41	16,600	14,447
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	8,000	5,290

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue	4.000%	11/15/43	2,310	1,974
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/24	485	482
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	10,020	10,075
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,610	2,624
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/25	315	312
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	11,900	12,054
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	370	375
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	4,000	4,079
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,260	7,404
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,795	2,851
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	7,180	7,322
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,900	1,928
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,695	1,720
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,515	4,614
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,876
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,585	3,672
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	10,730	10,723
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,855	1,900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,000	5,117
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,050	2,075
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	45,285	46,091
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	845	853
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	1,675	1,681
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/31	63,305	61,321
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,000	7,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,395	3,452
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	790	797
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	640	647
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	5,000	5,006
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	8,000	8,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	4,420	4,483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,000	2,002
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	19,605	19,637
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	370	338
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	1,230	1,100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	15,930	15,785
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	7,925	6,843
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	2,000	2,010
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	31,500	26,912
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,500	10,550
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	21,000	17,724
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	19,750	19,265
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,000	3,300
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	114,750	114,868
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	18,320	18,363
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	5,480	5,463
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	34,285	34,953
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	3,290	3,289
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	8,510	8,508
[2,3]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.800%	4.358%	11/1/32	2,500	2,476
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/29	2,290	2,387
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/33	1,765	1,832
	Monroe County NY GO	2.000%	6/1/33	1,755	1,348
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,039
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	2,834
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	2,595
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	2,130	2,218
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,325	1,329
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	3,250	3,242
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	4,225	4,192
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	2,750	2,434
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,745	1,551

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	4,000	2,751
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	85,275	80,281
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,771
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,240	3,252
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,090	3,103
[3]	Nassau County NY GO	4.000%	4/1/38	2,600	2,397
	Nassau County NY GO	5.000%	4/1/39	2,000	2,086
	Nassau County NY GO	5.000%	4/1/40	2,000	2,074
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	3,000	3,165
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/33	4,735	4,226
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/35	9,120	6,697
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/36	1,310	934
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	9,115	7,739
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	14,900	11,209
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/40	33,000	21,662
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/43	1,000	929
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	2/15/48	5,000	4,916
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	13,785	12,868
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	5,060	4,680
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	2,500	2,316
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	16,160	14,721
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	34,510	33,374
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	2,500	2,398
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/26	12,405	12,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	28,000	27,157
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	12,315	11,843
[3]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	1,000	1,046
[3]	New York City Industrial Development Agency Miscellaneous Revenue	4.000%	1/1/32	2,405	2,326
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	2,005	1,567
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	1,500	1,130
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	3,000	2,218
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/28	2,600	2,686
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	4,600	4,781
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	2,500	2,609
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	12,475	9,884
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	31,000	23,037
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	17,300	12,769
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	7,500	5,458
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,000	791
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/31	1,435	1,033
[8]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/32	275	188
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	17,825	18,677
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	15,000	15,265
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	15,280	15,787
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	10,205	10,567
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	9,820	10,251
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,190	5,248
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	7,425	7,425
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	16,700	16,853
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	500	553
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,440	1,440
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	22,165	22,310
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	13,360	12,458
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	1,040	1,042
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	26,945	27,427
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	15,040	15,345
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	6,065	6,180
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,000	2,030
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,940	1,753
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	5,290	4,779
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	18,100	18,110
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	5,080	5,170
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	110,610	113,282
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,500	2,502
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	2,000	1,496
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	7,100	6,376
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,190	6,319

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,000	1,778
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	5,000	4,446
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	11,280	8,953
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,405	8,241
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	9,910	8,683
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	20,250	17,744
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	3,000	3,074
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	9,555	8,224
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	8,475	8,634
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	11,000	11,119
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	15,000	15,137
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	5,060	5,090
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	5,285	5,308
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	14,625	15,079
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	5,020	5,025
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	10,000	9,998
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	10,000	9,959
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	3,000	3,103
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	1,890
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	16,500	16,959
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	4,178
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	3,750	3,473
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	1,953
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	29,665	27,029
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	8,750	6,690
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/40	2,500	2,233
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/41	1,355	998
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	2,620	2,286
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	3,560	3,682
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	9,000	9,160
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,400	5,400
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,890	4,039
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,500	3,554
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	845	874
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,000	2,090
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	2,500	2,362
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	2,785	2,863
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	12,600	11,921
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	21,050	19,823
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	6,800	6,305
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,000	4,636
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	9,000	8,340
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	2,060	2,080
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	5,000	4,556
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,350	3,399
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	27,000	20,272
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	31,150	22,974
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,200	5,221
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	12,405	12,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	20,135	20,370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,985	2,008
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	10,245	10,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	5,020	5,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	7,000	7,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	4,165	4,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	2,000	2,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	6,860	7,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	7,240	7,264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	4,300	4,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,000	1,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,010	8,115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	10,075	10,317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	15,855	16,312
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	10,500	10,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	12,150	12,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	7,985	8,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	14,085	14,477

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	20,000	20,557
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,300	8,378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	14,415	14,761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	5,000	5,092
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	15,910	15,915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	10,000	10,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	24,110	24,742
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	24,500	23,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	17,325	17,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	11,150	11,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/34	8,000	8,777
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	9,545	9,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	19,650	19,938
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	17,060	17,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	7,045	7,154
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	8,930	8,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	22,130	22,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	20,000	20,457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	15,000	15,484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	28,385	29,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	5,000	4,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	1,220	1,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	13,290	13,364
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	3,000	3,268
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	10,095	10,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	1,890	2,012
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	5,040	4,791
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	10,000	9,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	24,240	24,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	7,000	6,623
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	8,000	8,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	25,000	25,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	18,000	18,446
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	47,000	48,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	27,145	25,563
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	3,000	2,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	4,000	4,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	20,260	21,258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	6,735	7,255
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	10,050	10,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	4,100	3,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,895	6,388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	24,090	24,387
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	35,000	35,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	9,940	7,890
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	20,995	19,357
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	18,000	16,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	5,340	5,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	3,750	3,425
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	8,985	8,205
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,710	2,475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	7,270	6,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	9,185	8,379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	6,000	6,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,500	2,278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	14,000	12,758
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	1,000	911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	5,710	5,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	21,790	19,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,300	4,825
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,825	2,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,760	1,602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	8,000	7,283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,945	3,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	10,000	10,416
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	6,700	7,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	4,670	4,225

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	8,860	8,016
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,000	1,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	3,365	3,476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,495	4,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	4,800	4,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,000	5,040
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	5,000	5,044
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	1,370	1,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	10,000	9,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	14,465	13,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	22,375	22,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	1,015	1,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	10,000	10,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	26,755	24,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	2,355	2,359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	6,955	7,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	7,485	7,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	10,000	8,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	20,000	19,977
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,039
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	3,130	3,225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	13,490	13,565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	5,810	5,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	30,150	30,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	15,000	15,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	14,770	13,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	16,455	16,848
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	20,000	20,525
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	4,795	4,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	34,285	30,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	19,490	19,605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	23,000	23,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	2,565	2,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	3,000	3,065
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	7,105	6,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	14,750	14,797
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,460	2,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	4,000	3,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	14,000	14,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	4,100	4,174
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	4,000	3,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	5,000	4,304
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/35	1,000	1,003
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/27	2,000	2,079
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/28	2,120	2,232
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	4,500	4,770
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/29	1,000	1,060
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/30	10,000	10,669
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/32	5,000	5,414
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/33	3,500	3,807
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	3,000	3,174
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,091
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	2,000	2,095
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	2,400	2,489
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	3,000	3,115
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	6,000	6,189
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	2,000	2,157
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	14,000	14,392
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	6,965	7,482
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	13,000	13,295
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,500	1,603
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	8,000	8,150

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/43	5,000	5,328
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	6,500	6,900
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	1,565	1,518
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	11,000	10,592
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	1,270	1,209
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	28,055	28,830
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/34	5,500	3,138
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	7,935	5,541
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,310	5,954
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	111,915	95,892
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	35,790	30,490
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	29,335	24,967
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	10,985	7,789
[3]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	6,610	4,722
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	9,940	7,100
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	6,000	5,114
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	10,680	7,089
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/30	7,500	5,980
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/31	5,735	4,521
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/32	7,000	5,501
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/33	10,065	7,833
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	18,890	14,540
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	15,565	11,810
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	2,155	1,602
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,025	2,273
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	120,960	82,656
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	10,000	6,441
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,905	10,383
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/36	3,865	2,732
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,500	1,743
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/50	5,890	5,612
	New York NY GO	5.000%	8/1/24	5	5
	New York NY GO	5.000%	8/1/24	17,185	17,332
	New York NY GO	5.000%	8/1/24	14,000	14,120
	New York NY GO	5.000%	8/1/25	5	5
	New York NY GO	5.000%	8/1/25	3,630	3,703
	New York NY GO	5.000%	8/1/25	15,510	15,824
	New York NY GO	5.000%	8/1/25	11,770	12,008
	New York NY GO	5.000%	8/1/25	10,310	10,518
	New York NY GO	5.000%	8/1/25	35,345	36,059
	New York NY GO	5.000%	8/1/25	10,640	10,855
	New York NY GO	5.000%	12/1/25	18,090	18,524
	New York NY GO	5.000%	8/1/26	6,765	6,880
	New York NY GO	5.000%	8/1/26	24,805	25,604
	New York NY GO	5.000%	8/1/26	12,875	13,290
	New York NY GO	5.000%	8/1/26	1,785	1,843
	New York NY GO	5.000%	8/1/27	20,110	20,510
	New York NY GO	5.000%	8/1/27	1,000	1,044
	New York NY GO	5.000%	8/1/28	9,300	9,339
	New York NY GO	5.000%	8/1/28	30,305	31,426
	New York NY GO	5.000%	8/1/28	1,640	1,730
	New York NY GO	5.000%	3/1/29	27,590	27,620
	New York NY GO	5.000%	8/1/29	1,975	2,044
	New York NY GO	5.000%	8/1/29	27,645	29,344
	New York NY GO	5.000%	8/1/29	3,900	4,140
	New York NY GO	5.000%	8/1/29	1,000	1,061
	New York NY GO	5.000%	8/1/29	1,000	1,061
	New York NY GO	5.000%	11/1/29	9,140	9,721
	New York NY GO	5.000%	8/1/30	5,390	5,397
	New York NY GO	5.000%	3/1/31	25,000	24,979
	New York NY GO	4.000%	8/1/31	20,000	19,991
	New York NY GO	5.000%	8/1/31	5,585	5,994
	New York NY GO	5.000%	12/1/31	3,035	3,097
	New York NY GO	5.000%	8/1/32	2,675	2,891
	New York NY GO	5.000%	4/1/33	1,000	1,037
	New York NY GO	5.000%	8/1/33	5,000	5,047
	New York NY GO	5.000%	8/1/33	5,000	5,176

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/33	4,000	4,249
	New York NY GO	5.000%	10/1/33	1,250	1,349
	New York NY GO	5.000%	8/1/34	3,875	4,108
	New York NY GO	5.000%	12/1/34	4,000	4,077
	New York NY GO	3.000%	3/1/35	7,540	6,448
	New York NY GO	5.000%	4/1/35	8,000	8,232
	New York NY GO	4.000%	8/1/35	15,010	14,203
	New York NY GO	4.000%	8/1/35	2,735	2,588
	New York NY GO	4.000%	8/1/35	7,250	6,860
	New York NY GO	5.000%	8/1/35	2,000	2,111
	New York NY GO	4.000%	10/1/35	3,000	2,832
	New York NY GO	5.000%	10/1/35	5,000	5,140
	New York NY GO	5.000%	12/1/35	3,000	3,048
	New York NY GO	5.000%	12/1/35	11,695	12,045
	New York NY GO	5.000%	3/1/36	7,840	8,266
	New York NY GO	5.000%	4/1/36	12,750	13,051
	New York NY GO	4.000%	8/1/36	3,015	2,826
	New York NY GO	4.000%	8/1/36	3,365	3,154
	New York NY GO	5.000%	10/1/36	4,000	4,088
	New York NY GO	5.000%	10/1/36	3,620	3,749
	New York NY GO	4.000%	8/1/37	22,745	21,116
	New York NY GO	4.000%	8/1/37	3,445	3,198
	New York NY GO	4.000%	10/1/37	24,185	22,375
	New York NY GO	5.000%	12/1/37	9,900	10,070
	New York NY GO	5.000%	3/1/38	2,695	2,773
	New York NY GO	4.000%	8/1/38	10,000	9,131
	New York NY GO	5.000%	3/1/39	1,700	1,747
	New York NY GO	5.000%	4/1/39	5,000	5,065
	New York NY GO	5.000%	4/1/39	14,025	14,506
	New York NY GO	4.000%	8/1/39	4,155	3,740
	New York NY GO	5.000%	8/1/39	10,000	10,185
	New York NY GO	5.000%	9/1/39	40,000	41,302
	New York NY GO	5.000%	10/1/39	2,780	2,833
	New York NY GO	5.250%	10/1/39	2,750	2,900
	New York NY GO	4.000%	3/1/40	1,000	889
	New York NY GO	5.000%	4/1/40	7,385	7,578
	New York NY GO	4.000%	8/1/40	23,300	20,679
	New York NY GO	4.000%	8/1/40	3,550	3,151
	New York NY GO	4.000%	10/1/40	9,000	7,983
	New York NY GO	5.250%	10/1/40	2,925	3,062
	New York NY GO	3.000%	3/1/41	6,500	4,753
	New York NY GO	5.000%	4/1/41	36,255	37,054
	New York NY GO	5.250%	5/1/41	5,000	5,203
	New York NY GO	3.000%	10/1/41	21,575	15,708
	New York NY GO	5.250%	10/1/41	3,440	3,585
	New York NY GO	5.000%	12/1/41	31,000	31,147
	New York NY GO	5.000%	12/1/41	5,000	5,047
	New York NY GO	4.000%	4/1/42	4,200	3,688
	New York NY GO	4.000%	8/1/42	10,000	8,748
	New York NY GO	5.000%	9/1/42	5,000	5,081
	New York NY GO	5.250%	4/1/43	8,500	8,811
	New York NY GO	5.250%	5/1/43	2,500	2,584
	New York NY GO	5.000%	10/1/43	1,930	1,945
[3,5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,190	1,258
[3,5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/29	1,000	1,065
[3,5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/30	2,375	2,549
[3,5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/31	3,000	3,240
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/38	3,700	3,325
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/39	7,050	6,277
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/40	5,320	4,695
[3,5]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	6,000	6,018
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	6,500	6,540
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,775	1,835
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	10,000	10,036
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,345	1,390
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	4,970	4,983
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	12,000	11,815

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	3,615	3,638
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15,010	15,212
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,295	1,377
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	17,500	17,731
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,810	2,705
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	9,000	9,067
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	2,750	3,044
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	4,020	4,106
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,000	866
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	2,163
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	3,420	2,868
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	1,000	1,048
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,053
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,000	1,058
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	505	528
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	750	779
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	1,085	1,106
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	2,500	2,544
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/29	1,750	1,771
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/31	2,195	2,215
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/35	3,200	3,226
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/36	2,125	2,134
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	6,855	6,826
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	4,755	4,737
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,265	2,256
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	2,420	2,410
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,000	1,913
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	715	640
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,740	1,730
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	2,440	2,423
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	2,685	2,579
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	2,500	2,324
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,250	1,239
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	4,100	3,917
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,005	948
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,875	1,760
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	3,750	3,307
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	800	710
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	725
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	450	391
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	750	640
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	7,000	5,910
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,236
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	850	716
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	10,000	8,353
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,000	1,381
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	14,540	12,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/28	12,000	10,600
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,360	2,421
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	2,315	2,421
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	12,505	13,139
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	14,680	14,996
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	39,050	40,207
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	23,305	24,722
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	10,545	11,186
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	10,690	10,704
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	10,000	10,018
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,490	1,500
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	13,240	14,079
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	3,985	4,003
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	34,400	36,818
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,765	1,811
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,575	1,582
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/33	49,605	49,102
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	33,875	33,285
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	12,000	12,699
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	1,000	983

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	26,795	26,827
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	10,000	10,041
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	31,980	31,087
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	17,080	17,398
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	44,000	46,443
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	7,745	7,529
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,930	3,934
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,000	4,077
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	27,870	26,515
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,540	5,618
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,340	9,477
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	2,480	2,318
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	3,970	4,012
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	6,500	6,064
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	2,990	3,021
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,725	1,737
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	49,350	38,432
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	27,385	24,937
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	10,000	8,995
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	58,720	45,264
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	10,000	8,995
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	6,815	6,130
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	2,000	2,081
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/39	2,250	2,322
	New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/40	1,985	1,572
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	30,975	27,688
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	74,365	56,197
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	34,740	31,068
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	4,435	4,588
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	7,040	7,059
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	12,520	9,279
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	17,080	12,421
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	25,825	22,678
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,050	5,313
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	17,380	15,185
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	25,580	22,350
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	2,110	1,833
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	21,265	21,636
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	34,125	35,107
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	21,540	22,496
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15,365	15,633
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	11,580	11,782
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	12,000	12,071
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	20	20
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	620	620
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	285	285
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,029
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	50	50
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/29	5,000	5,298
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/30	26,000	27,569
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	8,245	8,795
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	16,380	14,283
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	9,000	9,563
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	14,070	12,012
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	1,345	1,396
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	11,190	11,641
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	30,975	31,491
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	32,380	32,673
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/42	2,000	1,435
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	4,330	3,771
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	26,820	27,430
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	2,530	2,649

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	3,500	3,658
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/38	1,350	1,388
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,180	1,188
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Financing Program)	5.000%	10/1/26	65	65
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Financing Program)	5.000%	10/1/26	3,000	3,094
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Financing Program)	5.000%	10/1/27	2,615	2,702
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Financing Program)	5.000%	10/1/28	2,430	2,511
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Financing Program)	5.000%	10/1/31	1,315	1,356
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Financing Program)	5.000%	10/1/32	1,000	1,026
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/24	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/25	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/26	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/27	60	60
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/28	55	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/26	1,600	1,638
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/27	3,910	4,048
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	10,608
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	2,420	2,258
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	10,710	9,753
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	7,000	6,296
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	23,335	20,869
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,000	8,905
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	1,250	1,098
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,065	2,151
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,505	2,564
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,140	5,339
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	51,000	52,447
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	12,525	12,992
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	6,132
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	27,650
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	17,988
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	32,002
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,995	33,613
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	14,260	14,583
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	38,335	39,548
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	37,165	37,845
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,875	1,926
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	18,500	19,004
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	26,850	27,656
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	18,860	19,131
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	30,500	31,166
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,077
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,000	5,056
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	21,690	21,747
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	5,000	5,044
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	35,000	35,592
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.500%	10/1/29	20,000	18,486
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	20,000	19,592
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/34	13,750	12,793
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	5,040	5,222
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	15,655	16,216
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	8,000	8,270
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	7,170	7,494
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	9,550	9,836
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	5,545	5,776

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/36	2,700	2,260
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	9,500	9,735
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/36	6,860	7,110
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	4,745	4,841
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/37	9,960	10,262
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/41	5,050	3,767
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/36	4,000	2,876
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	3,750	2,468
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,585	1,043
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/43	1,000	878
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	0.650%	11/1/25	2,500	2,279
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	20,675	19,162
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/27	13,255	12,285
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/27	5,550	5,391
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	30,050	28,960
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/27	2,630	2,535
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/28	12,045	11,571
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/28	15,620	15,531
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	18,500	17,799
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/29	10,360	9,890
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	2,045	2,096
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,500	1,507
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	810	813
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	600	636
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,100	4,097
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,350	3,347
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	4,025	3,985
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	24,000	25,141
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,960	2,651
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,805	2,471
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,000	1,776
[3]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	6,685	5,879
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	8,250	7,245
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,000	3,461
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	6,590	5,741
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,590	2,254
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,625	1,611
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	35,680	30,762
	New York State Thruway Authority Highway Revenue	4.000%	1/1/42	4,000	3,445
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,090	3,435
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	33,000	33,750
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	18,000	15,797
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/30	13,665	14,603
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,135	1,046
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	4,340	3,803
	New York State Urban Development Corp. Appropriations Revenue	5.000%	3/15/40	7,485	7,742
	New York State Urban Development Corp. Appropriations Revenue	5.000%	3/15/41	11,180	11,516
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	22,375	23,006
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	18,425	18,632
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,055	3,141
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,000	3,194
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	16,000	16,025
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30,000	30,284
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	6,000	6,123
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30,890	30,939
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	5,000	4,881
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30,025	30,261
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	28,920	29,558
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	7,620	7,666
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	44,080	44,845
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	8,620	8,052
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	46,400	46,981
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	6,200	5,683
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	9,800	8,902
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	17,500	15,897
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	15,355	11,637
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	10,000	9,005

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	9,460	9,621
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,000	7,046
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	9,835	8,580
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	30,000	30,130
	New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	24,145	24,835
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/29	7,050	7,496
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/30	19,000	20,359
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/37	4,295	4,442
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,000	12,039
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/38	7,000	7,190
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/39	11,720	10,742
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	9,830	7,428
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	54,525	40,590
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	52,975	38,758
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,840	1,635
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/23	700	700
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/24	1,150	1,157
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	900	917
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	750	767
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	2,125	2,183
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	1,420	1,438
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	1,650	1,657
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	4,005	3,978
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	4,495	4,454
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	4,920	4,281
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	1,000	853
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/27	1,250	1,260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/30	2,000	2,022
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	27,185	27,667
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	12,685	11,818
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	3,695	3,811
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/32	22,320	20,504
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,025	1,033
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	4,100	4,277
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	11,815	12,487
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	8,665	9,135
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,075	4,240
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	4,990	5,261
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/34	2,880	3,039
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	5,005	5,148
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	2,060	2,160
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	5,030	5,215
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	7,090	7,191
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/35	3,025	3,173
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	8,740	9,086
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	4,500	4,639
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/36	5,000	5,197
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,025	5,149
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,710	2,840
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	6,035	6,189
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,000	1,042
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	6,395	6,535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,170	1,214
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,000	4,123
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/40	4,400	4,535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	6,000	6,149
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	4,375	4,484
[3]	Suffolk County NY GO	5.000%	11/1/28	8,420	8,947
	Suffolk County NY GO	5.000%	6/15/30	1,000	1,070
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/36	2,000	1,046
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	4,000	4,154
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	6,020	6,220
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	1,000	1,049
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,000	6,403
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	8,435	8,738
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	2,035	2,188
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	10,230	10,595

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	28,665	19,005
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	14,855	15,385
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	14,900	15,208
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	3,000	3,106
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	5,255	5,440
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	8,350	8,513
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,425	3,430
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,045	2,007
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	3,460	3,396
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	6,065	5,952
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	2,565	2,641
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	11,000	11,326
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	16,745	17,149
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	10,950	11,201
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	5,000	4,968
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,455	2,502
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,750	1,812
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/39	2,300	2,056
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,000	1,016
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	10,000	10,432
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	7,350	7,697
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	15,100	15,942
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	31,285	33,347
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	15,005	16,040
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	15,500	16,573
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	10,320	11,108
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	8,150	7,361
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	8,210	8,885
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/33	5,870	5,184
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	2,915	3,184
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	5,430	5,899
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	4,445	4,724
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	4,025	4,225
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	3,595	3,745
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	6,500	6,676
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	5,050	5,302
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	5,395	5,533
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	7,500	7,629
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,960	5,171
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,985	2,016
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.250%	5/15/41	7,500	7,810
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue (Metropolitan Transportation Authority Payroll Mobility Tax Revenue)	5.000%	5/15/43	31,220	31,648
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	3,000	2,955
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	20,500	19,084
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	21,115	18,648
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/39	1,100	1,142
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,500	1,549
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	2,200	2,262
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/41	3,410	3,510
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/42	3,200	3,275
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/43	3,915	3,995
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	2,500	2,582
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/30	2,575	2,678
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/31	2,000	2,065
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/32	2,870	2,963
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/33	2,500	2,579
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/35	2,000	2,044
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	1,275	1,265
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	1,155	1,142
Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,230	1,857
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/25	12,000	12,113
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	6,050	6,140
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	11,180	11,425
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	7,190	7,352
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	10,250	10,465

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/31	10,000	10,186
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	8,545	8,699
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	1,010	1,027
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,990	4,054
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	5,000	5,066
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	4,000	3,913
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	18,310	18,849
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	24,870	25,414
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	38,500	39,096
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	17,345	17,703
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	50,905	51,590
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	7,270	7,350
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	20,000	21,220
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	19,000	20,056
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,415	5,476
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,300
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,535	3,229
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,600	2,451
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	2,375	2,216
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	2,965	2,736
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	11,300	9,720
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,000	2,389
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	120	120
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,505	1,520
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,405	4,497
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	3,000	3,059
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,490	4,580
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,645	4,731
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	2,740	2,783
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,160	2,190
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,525	2,551
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,685	3,702
[3]	Yonkers NY GO	5.000%	3/15/29	600	636
[3]	Yonkers NY GO	5.000%	3/15/30	600	642
[3]	Yonkers NY GO	5.000%	3/15/33	750	802
[1]	Yonkers NY GO	5.000%	11/15/35	425	450
[1]	Yonkers NY GO	5.000%	11/15/36	450	471
[1]	Yonkers NY GO	5.000%	11/15/37	425	441
[1]	Yonkers NY GO	5.000%	11/15/39	1,000	1,025
					9,012,265
North Carolina (0.7%)
	Buncombe County NC Appropriations Revenue	5.000%	6/1/30	1,000	1,014
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/38	310	241
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/39	435	331
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/40	485	363
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/30	1,010	1,053
	Charlotte NC (Transit Project) COP	3.000%	6/1/39	3,685	2,808
	Charlotte NC (Transit Project) COP	3.000%	6/1/41	4,060	2,983
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/27	3,470	3,614
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/28	2,200	2,291
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	1,190	1,190
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/29	2,815	2,922
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/30	3,100	3,216
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/31	1,690	1,752
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/32	1,000	981
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/33	2,465	2,415
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,711
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	2,250	2,190
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/36	2,155	2,059
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/36	1,840	1,879
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/39	3,300	3,054
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,200	2,000
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/41	2,155	2,215
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/43	3,955	4,036
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/44	6,435	6,548
	Charlotte NC GO	5.000%	6/1/26	2,700	2,788
[5]	Charlotte NC GO	5.000%	7/1/29	2,350	2,522

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Charlotte NC GO	5.000%	7/1/30	2,425	2,627
[5]	Charlotte NC GO	5.000%	7/1/33	1,325	1,471
	Charlotte NC GO	5.000%	6/1/34	2,370	2,519
[5]	Charlotte NC GO	5.000%	7/1/37	2,250	2,422
[5]	Charlotte NC GO	5.000%	7/1/38	2,175	2,319
[5]	Charlotte NC GO	5.000%	7/1/41	4,425	4,658
[5]	Charlotte NC GO	5.000%	7/1/43	2,325	2,429
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/29	3,545	3,801
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/35	1,785	1,752
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,535	1,713
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	2,335	2,592
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/28	1,705	1,783
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	16,275	17,030
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/29	11,250	9,546
	Guilford County NC GO	3.000%	5/1/38	2,220	1,758
	Guilford County NC GO	3.000%	5/1/39	2,220	1,727
	Mecklenburg County NC GO	5.000%	9/1/25	17,320	17,705
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	4,000	4,185
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,500	1,569
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	1,250	1,308
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	2,665	2,788
	North Carolina Appropriations Revenue	5.000%	5/1/25	7,930	8,075
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,525	7,752
	North Carolina Appropriations Revenue	5.000%	5/1/29	20,165	20,949
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/32	8,110	7,178
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	10,250	8,969
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	7,000	6,044
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	19,100	19,397
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	5,955	6,010
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	15,000	15,142
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	10,000	10,080
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/43	6,175	5,602
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	10,310	9,873
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	12,550	12,847
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	468
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	290	282
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	460	447
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,215	2,283
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	795	766
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	305	293
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	360	346
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	940	911
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	2,695	2,794
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	565	540
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	985	946
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,444
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	655	621
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	500	474
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,650	4,525
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,445	1,491
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	625	587
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,175	1,140
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/35	1,000	814
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	650	592
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,225	1,043
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	3,165	2,376
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	1,925
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	45	42
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	5.000%	10/1/40	1,050	890
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,275	1,299
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	2,655	2,704
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/27	2,930	3,061
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/28	1,000	1,057
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,815	1,833
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/26	2,015	2,048

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/27	2,900	2,936
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	4,000	4,109
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/28	3,425	3,488
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	2,600	2,669
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/29	3,180	3,253
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	7,175	7,333
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/30	1,000	1,014
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	1,400	1,419
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/32	3,780	3,923
[8]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	9,000	5,564
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/34	15,745	16,251
[3]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/35	10,020	10,313
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	22,125	19,283
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/40	3,620	3,567
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	2,000	1,942
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/27	530	557
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/29	1,000	1,075
	Raleigh NC GO	5.000%	4/1/26	3,290	3,389
	Union County NC Enterprise System Water Revenue	3.000%	6/1/43	3,100	2,203
	Union County NC GO	5.000%	9/1/27	5,935	6,235
	Union County NC GO	5.000%	9/1/28	5,000	5,323
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/33	1,000	942
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/34	1,250	1,176
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/35	1,100	1,031
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/34	3,000	2,852
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/36	1,385	1,283
	Wake NC GO	5.000%	5/1/29	14,190	15,208
	Wake NC GO	5.000%	5/1/29	8,295	8,890
	Western Carolina University College & University Revenue	3.000%	4/1/35	2,390	2,038
	Western Carolina University College & University Revenue	3.000%	4/1/37	2,670	2,172
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/30	460	481
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/31	480	504
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/32	505	533
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/34	830	768
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/35	860	784
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/36	620	553
					468,899
North Dakota (0.1%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	3,888
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	3,000	2,971
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	5,060	4,998
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,400	1,382
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,750	1,707
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,505	1,464
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	550	557
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/37	1,900	1,579
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	550	551
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,500	1,231
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	500	498
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/39	1,125	820
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	2,050	1,639
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	500	496
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	2,250	1,777
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	625	618
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	650	640
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/43	675	663
	Mandan Public School District No. 1 GO BAN	5.000%	8/1/26	1,250	1,288
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/52	3,565	3,310
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/53	5,680	5,828
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program), SIFMA Municipal Swap Index Yield + 0.200%	4.290%	1/1/43	1,555	1,555
	North Dakota Public Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	10/1/33	2,500	2,521
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	2,000	1,852
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,800	1,647
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,685	3,333
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,000	1,750
	West Fargo Public School District No. 6 GO	3.000%	8/1/33	2,000	1,720

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
West Fargo Public School District No. 6 GO	3.000%	8/1/34	3,585	3,033
				55,316
Ohio (2.7%)
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/27	1,340	1,375
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	390	396
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	1,210	1,239
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	315	320
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/29	1,315	1,342
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,025	1,043
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	675	686
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/31	1,000	1,020
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	350	356
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	900	811
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	300	269
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/34	3,540	3,593
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,300	2,901
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	2,800	2,392
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	800	670
Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	13,000	8,980
Akron OH Income Tax Revenue	4.000%	12/1/25	470	469
Akron OH Income Tax Revenue	4.000%	12/1/27	1,180	1,177
Akron OH Income Tax Revenue	4.000%	12/1/28	775	772
Akron OH Income Tax Revenue	4.000%	12/1/29	1,015	1,006
Akron OH Income Tax Revenue	4.000%	12/1/29	1,525	1,520
Akron OH Income Tax Revenue	4.000%	12/1/30	890	878
Akron OH Income Tax Revenue	4.000%	12/1/30	405	401
Akron OH Income Tax Revenue	4.000%	12/1/31	2,145	2,114
Akron OH Income Tax Revenue	4.000%	12/1/31	490	482
Akron OH Income Tax Revenue	4.000%	12/1/31	370	364
Akron OH Income Tax Revenue	4.000%	12/1/32	1,650	1,615
Akron OH Income Tax Revenue	4.000%	12/1/32	745	722
Akron OH Income Tax Revenue	4.000%	12/1/33	1,170	1,140
Akron OH Income Tax Revenue	4.000%	12/1/33	615	594
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	12,395	12,690
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	11,615	12,007
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	6,110	6,330
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	11,050	11,421
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	5,000	5,165
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	9,150	9,597
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	5,750	5,310
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	10,000	9,076
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,600	3,217
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	17,750	15,470
Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	4.400%	11/1/23	3,200	3,200
Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/30	30,060	30,536
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/34	4,620	4,758
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/35	3,000	3,077
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	4,245	4,302
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,335	2,352
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/26	8,480	8,654
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/29	3,845	3,984
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/30	1,875	1,853
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/31	1,565	1,540
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/32	1,850	1,795
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,055
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/32	2,800	2,937
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,240	1,149
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	2,310	2,067
American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	2,155	1,878
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,780	7,558
Ashland City School District GO	3.000%	11/1/42	1,000	699
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,035	2,047
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,410	2,434
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,800	1,824
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,895	1,919
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,040	1,052
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,105	1,118

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/32	2,000	1,848
[1]	Brunswick City School District GO	0.000%	12/1/34	530	314
[1]	Brunswick City School District GO	0.000%	12/1/35	200	111
[1]	Brunswick City School District GO	0.000%	12/1/36	200	104
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,555	2,615
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,500	2,577
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	2,335	2,432
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,000	5,188
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,795	5,992
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,750	4,889
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,550	1,585
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,000	2,817
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,900	1,757
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	13,815	12,669
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	32,110	26,267
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,165	1,163
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,245	1,240
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	585	580
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,985	3,050
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,025	2,086
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,715	5,580
	Cincinnati OH GO	5.000%	12/1/26	1,270	1,316
	Cincinnati OH GO	5.000%	12/1/27	845	887
	Cincinnati OH GO	4.000%	12/1/28	1,060	1,066
	Cincinnati OH GO	4.000%	12/1/31	780	780
	Cincinnati OH GO	4.000%	12/1/32	800	794
	Cincinnati OH Water System Water Revenue	4.000%	12/1/28	2,000	2,014
	Cincinnati OH Water System Water Revenue	4.000%	12/1/29	1,300	1,304
	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/33	1,565	963
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/28	800	841
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/33	1,395	1,365
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	1,770	1,686
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	3,605	3,360
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,325	2,112
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	1,155	1,156
[3]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,018
	Cleveland OH GO	4.000%	12/1/33	310	306
	Cleveland OH GO	4.000%	12/1/34	2,285	2,230
	Cleveland OH GO	4.000%	12/1/35	1,660	1,590
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	735	619
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	570	472
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	402
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	805	626
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	420
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	373
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	525	385
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	825	600
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/31	3,175	3,181
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/32	3,340	3,347
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	1,870	1,902
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/35	1,915	1,935
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/36	2,065	2,067
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/37	1,170	1,159
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/39	2,400	2,334
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/40	2,525	2,494
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/41	2,660	2,636
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/42	2,805	2,748
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/30	200	211
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/31	200	212
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/32	250	263

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/34	300	315
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/39	400	346
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/41	400	337
[3]	Columbus City School District GO	0.000%	12/1/29	11,170	8,652
	Columbus City School District GO	5.000%	12/1/30	5,110	5,249
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	4,000	2,930
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/36	1,575	1,402
[5]	Columbus Oh City Sch Dist Colscd 12/27 Zerocpnoid 0	0.000%	12/1/27	540	459
[5]	Columbus Oh City Sch Dist Colscd 12/27 Zerocpnoid 0	0.000%	12/1/27	13,520	11,461
	Columbus OH GO	5.000%	8/15/24	10,325	10,423
	Columbus OH GO	5.000%	7/1/25	1,285	1,311
	Columbus OH GO	4.000%	4/1/26	16,170	16,266
	Columbus OH GO	5.000%	4/1/29	11,010	11,552
	Columbus OH GO	5.000%	4/1/31	3,675	3,996
	Columbus OH GO	5.000%	4/1/39	7,950	8,170
	Columbus OH GO	5.000%	4/1/40	5,050	5,177
	Columbus OH Sewer Revenue	5.000%	6/1/30	10,310	10,552
	Columbus OH Sewer Revenue	5.000%	6/1/32	3,420	3,500
	Columbus State Community College GO	3.000%	12/1/36	1,110	868
	Columbus State Community College GO	3.000%	12/1/37	1,750	1,347
	Columbus State Community College GO	3.000%	12/1/38	1,375	1,041
	Copley-Fairlawn City School District GO	5.000%	12/1/40	550	558
	Copley-Fairlawn City School District GO	5.000%	12/1/41	820	831
	Copley-Fairlawn City School District GO	5.000%	12/1/42	1,000	1,008
	Cuyahoga Community College District GO	4.000%	12/1/31	2,000	1,982
	Cuyahoga Community College District GO	4.000%	12/1/33	1,325	1,308
	Cuyahoga County OH GO	3.000%	12/1/33	2,460	2,104
	Cuyahoga County OH GO	3.000%	12/1/34	3,310	2,762
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	3,000	3,020
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,845	2,874
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	1,000	970
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	7,145	7,205
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	5,385	5,412
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	16,500	16,074
	Fairfield County OH Health, Hospital, Nursing Home Revenue	5.125%	6/15/33	11,000	9,737
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/25	315	311
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/27	625	612
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/28	835	814
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/31	1,505	1,440
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	665	632
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/34	1,000	933
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/36	1,360	1,227
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/37	640	568
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	1,635	1,435
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	7,000	7,056
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	5,050	5,101
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	8,640	8,727
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,101
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,101
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue, Prere.	5.000%	12/1/24	10,000	10,101
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,135	1,179
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,120	1,056
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,645	2,749
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,075	1,002
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/32	1,775	1,843
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	1,160	1,203
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,535	1,585
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,029
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,000	1,024
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,524
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,435	1,298
	Franklin County OH Sales Tax Revenue	5.000%	6/1/26	1,235	1,273
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	5,000	5,153
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/30	920	916
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/31	870	862
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/32	945	932
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	8,115	8,245

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/33	945	927
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	11,540	11,717
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,000	1,038
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/34	1,050	1,021
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	13,965	14,151
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/35	1,100	1,063
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,325	1,234
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	12,955	13,059
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/36	2,345	2,256
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/37	1,495	1,431
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/38	2,620	2,491
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/39	1,375	1,296
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/40	1,100	1,028
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/41	12,000	11,990
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/25	1,125	1,122
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/26	700	699
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/27	1,000	966
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/31	1,800	1,766
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,635	1,591
[1]	Hillsdale Local School District COP	4.000%	12/1/28	3,505	3,502
[1]	Hillsdale Local School District COP	4.000%	12/1/29	3,455	3,443
[1]	Hillsdale Local School District COP	4.000%	12/1/31	3,310	3,254
[1]	Hillsdale Local School District COP	4.000%	12/1/33	3,040	2,906
[1]	Hillsdale Local School District COP	4.000%	12/1/35	1,175	1,093
	Lake County OH Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/25	2,675	2,708
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,170	1,184
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	2,255	2,283
	Lake County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/25	1,745	1,767
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	10,095	10,085
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	790	813
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,170	1,203
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,500	1,532
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	1,500	1,525
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,320	1,335
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	3,500	3,516
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,905	2,904
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	1,750	1,735
	Miami University OH College & University Revenue	5.000%	9/1/31	545	589
	Miami University OH College & University Revenue	5.000%	9/1/32	405	437
	Miami University OH College & University Revenue	4.000%	9/1/38	1,080	977
	Miami Valley Career Technology Center GO	5.000%	12/1/32	1,030	1,074
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	330	337
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	5,500	5,585
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	10,175	10,347
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	820	853
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	10,680	10,667
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	675	699
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	8,500	8,484
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	11,600	11,574
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	745	767
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	6,290	6,269
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	5,000	4,962
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	750	767
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	12,295	12,045
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	435	441
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	5,285	3,811
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	775	694
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	15,300	14,538
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	450	449
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	16,600	13,927
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	480	476
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	6,470	5,367
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	6,590	4,711
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	500	319
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,420	1,928
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	3,000	2,485
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/27	13,020	12,697

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.000%	6/1/27	9,725	9,412
Ohio Appropriations Revenue	5.000%	12/15/25	2,015	2,063
Ohio Appropriations Revenue	5.000%	12/15/26	750	777
Ohio GO	5.000%	2/1/25	5,000	5,075
Ohio GO	5.000%	5/1/25	19,650	20,003
Ohio GO	5.000%	8/1/26	25,360	26,237
Ohio GO	5.000%	9/1/26	10,000	10,358
Ohio GO	5.000%	11/1/26	7,080	7,351
Ohio GO	5.000%	2/1/27	11,595	11,875
Ohio GO	5.000%	5/1/27	5,085	5,229
Ohio GO	5.000%	9/15/27	2,410	2,528
Ohio GO	5.000%	11/1/27	6,635	6,972
Ohio GO	5.000%	3/1/31	7,840	8,166
Ohio GO	5.000%	5/1/31	1,335	1,352
Ohio GO	5.000%	3/1/32	8,230	8,573
Ohio GO	5.000%	3/1/33	8,645	8,988
Ohio GO	5.000%	5/1/33	3,000	3,154
Ohio GO	5.000%	6/15/33	16,465	16,905
Ohio GO	5.000%	3/1/34	9,075	9,430
Ohio GO	5.000%	5/1/34	3,250	3,408
Ohio GO	5.000%	9/1/34	10,885	10,908
Ohio GO	5.000%	3/1/35	8,530	8,847
Ohio GO	5.000%	5/1/35	9,525	9,886
Ohio GO	5.000%	6/15/35	19,795	20,269
Ohio GO	5.000%	9/1/35	11,445	11,468
Ohio GO	5.000%	3/1/36	10,005	10,327
Ohio GO	5.000%	3/15/36	5,000	5,011
Ohio GO	5.000%	6/15/36	18,000	18,378
Ohio GO	5.000%	3/1/37	10,505	10,793
Ohio GO	5.000%	5/1/37	10,000	10,273
Ohio GO	5.000%	3/1/38	9,030	9,232
Ohio GO	3.000%	6/15/39	2,500	1,920
Ohio GO	5.000%	6/15/39	3,000	3,084
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	9,050	9,266
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	22,350	23,142
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	9,150	9,594
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	23,250	23,858
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,015	1,042
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	15,825	16,227
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	365	368
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	455	456
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	2,200	2,298
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	565	564
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,500	1,565
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	930	925
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,885	1,874
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,550	2,532
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	7,825	7,410
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,175	4,126
Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/35	1,205	1,229
Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,205
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	3,165	2,925
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,890	1,636
Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,680	1,419
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/38	1,200	1,068
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	3,460	3,035
Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	2,000	1,728
Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/28	10,500	9,888
Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/39	2,455	2,310
Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	2,500	1,984
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/34	1,505	1,563
Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/37	1,730	1,768
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/35	4,960	4,957
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	5,375	5,085
Ohio Higher Educational Facility Commission College & University Revenue (Keyon College 2023 Project)	5.000%	7/1/37	3,300	3,410
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/38	1,055	872
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/39	1,105	902

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/40	1,225	985
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/41	1,275	1,011
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,475	1,039
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,460	1,205
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,305	3,102
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/53	13,050	13,282
Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.750%	9/1/50	1,855	1,780
Ohio Lease (Appropriation) Revenue	5.000%	4/1/25	1,020	1,036
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	1,475	1,525
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	2,570	2,658
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,150	3,194
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,540	2,657
Ohio Lease (Appropriation) Revenue	5.000%	10/1/27	2,650	2,772
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,310	3,355
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,025	1,068
Ohio Lease (Appropriation) Revenue	5.000%	10/1/28	1,100	1,164
Ohio Lease (Appropriation) Revenue	5.000%	2/1/29	3,475	3,521
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	1,190	1,239
Ohio Lease (Appropriation) Revenue	5.000%	10/1/29	2,000	2,130
Ohio Lease (Appropriation) Revenue	5.000%	10/1/35	1,450	1,483
Ohio Lease (Appropriation) Revenue	5.000%	10/1/37	5,080	5,225
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/29	815	862
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/37	840	879
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/38	1,015	1,051
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/36	6,980	7,206
Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/37	5,000	5,133
Ohio Lease (Appropriation) Revenue, Prere.	5.000%	4/1/27	3,020	3,149
Ohio State University College & University Revenue	4.000%	12/1/37	5,000	4,709
Ohio State University College & University Revenue	4.000%	12/1/40	8,135	7,403
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	3,340	3,523
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	2,630	2,795
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,000	4,170
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	4,255	4,590
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/33	13,980	13,824
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/35	10,000	10,400
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	3,905	2,194
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/36	17,060	17,682
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	3,540	1,863
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/37	7,385	7,610
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	5,275	5,474
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	9,975	4,273
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	4,230	1,507
Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/43	17,500	17,695
Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/34	1,195	1,225
Ohio University Hospital Health, Hospital, Nursing Home Revenue	5.000%	1/15/36	1,950	1,979
Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	1,100	1,002
Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/41	1,000	854
Ohio Water Development Authority Lease Revenue	5.000%	6/1/25	10,000	10,185
Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	9,390	9,780
Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	5,485	5,691
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	13,955	14,638
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/37	17,770	18,509
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	10,525	10,924
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	10,010	10,459
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	13,125	13,714
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	16,000	16,707
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	14,480	15,231
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	23,040	24,018
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/28	4,480	4,742
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	24,680	25,703
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	8,360	8,902
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/38	4,000	3,680
Ohio Water Development Authority Water Revenue	5.000%	12/1/40	1,500	1,567
Ohio Water Development Authority Water Revenue	5.000%	12/1/41	1,500	1,561
Ohio Water Development Authority Water Revenue	5.000%	12/1/42	1,625	1,682
Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	4,000	3,887
Toledo OH GO	4.000%	12/1/35	1,200	1,116

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of Akron College & University Revenue	5.000%	1/1/30	1,085	1,140
	University of Akron College & University Revenue	5.000%	1/1/31	2,175	2,176
	University of Cincinnati College & University Revenue	5.000%	6/1/28	1,000	1,052
	University of Cincinnati College & University Revenue	5.000%	6/1/29	920	977
	University of Cincinnati College & University Revenue	5.000%	6/1/31	685	722
	University of Cincinnati College & University Revenue	4.000%	6/1/34	2,215	2,086
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,250	1,200
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,680	1,552
	University of Cincinnati College & University Revenue	4.000%	6/1/38	2,015	1,825
[4]	University of Toledo College & University Revenue TOB VRDO	4.100%	11/1/23	7,500	7,500
[4]	University of Toledo College & University Revenue TOB VRDO	4.100%	11/1/23	37,940	37,940
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,215	1,113
	Worthington City School District GO	5.000%	12/1/38	700	734
	Worthington City School District GO	5.000%	12/1/39	1,000	1,043
					1,775,619
Oklahoma (0.4%)
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/29	2,000	2,004
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/29	2,500	2,594
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/30	5,950	5,950
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	5.000%	6/1/30	4,300	4,449
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/26	785	787
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/27	1,510	1,513
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/28	1,750	1,738
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	7,680	7,891
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	5,000	4,997
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,020	1,019
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,525	3,471
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,075	1,059
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,325	5,303
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,130	1,125
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,100	2,094
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	1,185	1,182
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,540	3,533
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,310	1,306
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,380	1,374
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,450	1,443
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/24	1,500	1,510
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/25	3,030	3,046
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/28	2,020	2,031
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/29	2,500	2,513
	Oklahoma Capitol Improvement Authority Appropriations Revenue	5.000%	7/1/30	2,500	2,512
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/36	1,305	1,207
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/37	3,085	2,785
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/38	2,005	1,783
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/39	2,500	2,206
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/40	1,500	1,313
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	17,400	15,576
	Oklahoma City OK GO	5.000%	3/1/28	3,080	3,255
	Oklahoma City OK GO	4.000%	3/1/30	1,900	1,904
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	3,600	3,707
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	1,850	1,905
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/26	2,500	2,575
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,010	2,020
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,795	1,797
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,810	1,810
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,430	3,418
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	3,105	3,071
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,270	1,241
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	2,075	2,004
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/29	2,740	2,578
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/33	8,535	7,728
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/37	3,000	2,716

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	18,475	15,916
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	410	416
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/29	560	590
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/30	1,245	1,322
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/33	1,500	1,511
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	3,770	3,822
	Oklahoma Municipal Power Authority Electric Power & Light Revenue, Prere.	5.000%	1/1/25	6,055	6,138
	Oklahoma State University College & University Revenue	4.000%	9/1/32	470	450
	Oklahoma State University College & University Revenue	4.000%	9/1/36	980	891
	Oklahoma State University College & University Revenue	4.000%	9/1/39	935	819
	Oklahoma State University College & University Revenue	3.000%	9/1/40	515	372
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	356
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/34	3,500	2,988
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/34	2,500	2,573
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/35	3,575	3,673
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/38	2,455	2,236
	Oklahoma Water Resources Board Lease Revenue	5.000%	10/1/42	3,740	3,871
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/36	1,745	1,275
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/36	1,000	1,023
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/43	7,000	6,168
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/27	2,350	2,362
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/25	1,000	998
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/26	350	349
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/30	5,000	4,878
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/31	6,000	5,813
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/24	3,770	3,799
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public Schools Project)	5.000%	9/1/25	6,450	6,564
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/28	1,000	923
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/28	10,805	10,774
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/29	11,370	11,240
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/31	1,000	948
	University of Oklahoma College & University Revenue	5.000%	7/1/29	1,000	1,024
					239,125
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/38	2,000	2,049
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	1,000	1,030
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	1,922
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/37	1,375	659
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/38	1,900	850
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	11,905	12,348
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/37	17,120	17,513
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/38	14,600	6,396
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/28	3,500	3,649
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/29	3,000	3,123
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/30	2,245	2,331
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/32	310	310
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/33	400	398
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/34	550	543
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/35	580	566
	Forest Grove OR College & University Revenue	5.000%	5/1/30	550	552
	Forest Grove OR College & University Revenue	4.000%	5/1/37	635	547
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	726
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	764
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	3,905	2,698
	Lane County School District No. 4J Eugene GO	3.000%	6/15/29	1,515	1,427
	Marion County OR School District No. 103 Woodburn GO, Prere.	5.000%	6/15/25	2,000	2,038
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/28	600	622
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/29	600	625
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/30	950	993
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/31	1,000	1,037
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/32	650	674
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/33	800	829
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	1,250	1,293
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/36	1,500	1,528
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/37	1,725	1,742
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/38	2,200	2,205
[3]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	13,250	11,616

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/37	5,000	5,076
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	8,000	8,363
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/29	9,480	9,647
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/33	5,350	4,628
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/36	4,000	3,236
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	12,160	9,623
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/40	6,820	7,136
	Multnomah County School District No. 40 GO	0.000%	6/15/37	1,000	499
	Multnomah County School District No. 40 GO	0.000%	6/15/38	750	348
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,900	3,021
	Oregon (Q State Project) GO	5.000%	5/1/34	2,675	2,766
	Oregon (Q State Project) GO	5.000%	5/1/35	2,750	2,829
	Oregon (Q State Project) GO	5.000%	5/1/37	4,365	4,456
	Oregon City School District No. 62 GO	5.000%	6/15/38	2,635	2,705
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/37	17,840	18,513
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	15,070	15,592
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	20,025	18,200
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/39	5,605	5,775
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	17,030	17,584
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	4,428
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	21,000	21,412
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	2,500	2,531
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,350	5,596
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/42	8,000	8,293
	Oregon GO	4.000%	12/1/38	2,000	1,837
	Oregon GO	5.000%	8/1/39	1,175	1,215
	Oregon GO	5.000%	6/1/40	2,550	2,672
	Oregon GO	4.000%	8/1/40	2,855	2,564
	Oregon GO	5.000%	6/1/41	2,450	2,557
	Oregon GO	5.000%	6/1/42	5,000	5,184
	Oregon GO	5.500%	12/1/53	5,995	6,149
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/25	1,430	1,455
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/26	705	727
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/36	4,285	4,629
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/37	3,590	3,836
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/38	2,780	2,938
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	2,500	2,630
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	3,890	4,075
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/42	9,000	9,329
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	2,000
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	2,130	2,038
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/36	1,000	724
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/53	7,330	7,518
[4]	Oregon St Housing And Community Services Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	9,690	9,690
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	14,925	14,553
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/27	595	602
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/29	750	759
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/30	700	708
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/31	700	707
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,009
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/33	1,100	1,108
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/34	1,280	1,289
	Oregon State Facilities Authority College & University Revenue	5.000%	4/1/35	1,200	1,207
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	300	303
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	600	606
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	600	607
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	1,220	1,226
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/30	15,345	15,876
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/32	4,100	4,125
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,022
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/23	1,250	1,250
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/26	1,810	1,817
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/27	2,025	2,032
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/28	2,500	2,508
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/29	1,420	1,424

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,086
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	2,738
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	3,988
Oregon State Lottery Revenue	5.000%	4/1/30	4,705	4,887
Oregon State Lottery Revenue	5.000%	4/1/30	8,850	9,192
Oregon State Lottery Revenue	5.000%	4/1/31	3,530	3,659
Oregon State Lottery Revenue	5.000%	4/1/33	4,000	4,139
Oregon State Lottery Revenue	5.000%	4/1/33	3,980	4,211
Oregon State Lottery Revenue	5.000%	4/1/34	2,595	2,675
Oregon State Lottery Revenue	5.000%	4/1/34	2,135	2,256
Oregon State Lottery Revenue	5.000%	4/1/35	4,000	4,103
Oregon State Lottery Revenue	5.000%	4/1/36	1,670	1,707
Oregon State Lottery Revenue	5.000%	4/1/36	2,000	2,096
Oregon State Lottery Revenue	5.000%	4/1/38	3,215	3,321
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/26	1,165	1,200
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/35	3,680	3,126
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	1,610	1,670
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,310	2,396
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/26	2,500	2,594
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	2,160	2,265
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	1,025	1,075
Port of Morrow OR GO	4.000%	12/1/38	1,455	1,245
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,720	1,742
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,020	1,031
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,120	1,184
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,065	1,131
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,190	1,201
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/34	3,000	3,025
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	10,560	10,570
Portland OR (Portland Building Project) GO	5.000%	6/15/35	6,160	6,428
Portland OR (Portland Building Project) GO	5.000%	6/15/36	5,950	6,175
Portland OR (Portland Building Project) GO	5.000%	6/15/37	6,005	6,195
Portland OR (Portland Building Project) GO	5.000%	6/15/38	6,880	7,059
Portland OR (Portland Building Project) GO	5.000%	6/15/39	5,045	5,166
Portland OR (Portland Building Project) GO	5.000%	6/15/40	2,000	2,043
Portland OR (Public Improvement Projects) GO	5.000%	6/1/25	620	631
Portland OR Sewer System Sewer Revenue	5.000%	12/1/27	12,405	13,049
Portland OR Water System Water Revenue	2.000%	5/1/42	2,715	1,565
Portland OR Water System Water Revenue	2.000%	5/1/43	4,910	2,771
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	300	309
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,280	2,297
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/27	260	256
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/28	310	304
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/29	260	241
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/30	195	179
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/31	200	182
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/32	185	165
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/40	1,000	768
Salem-Keizer School District No. 24J GO	0.000%	6/15/27	5,000	4,302
Salem-Keizer School District No. 24J GO	5.000%	6/15/28	735	777
Salem-Keizer School District No. 24J GO	5.000%	6/15/30	925	994
Salem-Keizer School District No. 24J GO	5.000%	6/15/36	15,475	16,056
Salem-Keizer School District No. 24J GO	5.000%	6/15/37	12,500	12,892
Salem-Keizer School District No. 24J GO	5.000%	6/15/38	10,000	10,258
Seaside School District No. 10 GO	5.000%	6/15/32	2,015	2,085
Seaside School District No. 10 GO	5.000%	6/15/34	2,475	2,558
Seaside School District No. 10 GO	5.000%	6/15/35	2,000	2,062
Seaside School District No. 10 GO	5.000%	6/15/36	2,500	2,567
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/38	1,745	1,355
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	3.000%	9/1/39	2,695	2,055
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/31	5,460	5,676
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/32	4,115	4,269
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/35	4,000	4,119
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/37	5,000	5,100
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/39	4,475	4,590
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/25	1,865	1,899
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/28	1,065	1,125

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	10,560	10,888
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	12,120	12,443
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,232
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	5,500	2,579
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	2.125%	11/15/27	925	854
					653,396
Pennsylvania (5.0%)
	Adams County General Authority College & University Revenue	5.000%	8/15/33	1,100	1,133
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/31	950	887
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/32	1,165	1,223
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/32	1,000	926
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/33	700	655
	Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/35	550	503
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,000	1,716
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	8,605	8,757
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	15,000	15,309
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	14,500	14,972
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	8,040	8,245
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	14,025	14,584
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	3,430	3,575
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	8,500	8,652
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/29	1,465	1,535
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	7,000	7,102
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/30	2,600	2,734
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,000	6,236
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/31	2,385	2,513
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	11,000	11,135
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	11,000	11,133
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	8,475	8,562
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	5,250	5,419
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	6,000	6,037
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	6,790	6,378
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	4,750	4,760
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,014
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	6,500	5,441
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	2,360	2,047
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	1,510	1,497
	Allegheny County PA GO	5.000%	11/1/25	4,400	4,502
	Allegheny County PA GO	5.000%	11/1/29	12,065	12,364
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/34	830	801
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	400	383
[3]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	1,200	1,164
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	675	644
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/37	600	557
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/38	750	680
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/40	415	368
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	1,240	1,228
[1]	Allentown City School District GO	5.000%	2/1/29	3,150	3,204
[1]	Allentown City School District GO	5.000%	2/1/30	4,275	4,356
[1]	Allentown City School District GO	5.000%	2/1/33	5,000	5,133
[1]	Allentown City School District GO	5.000%	6/1/33	1,545	1,572
[1]	Allentown City School District GO	5.000%	6/1/34	2,000	2,035
[1]	Allentown City School District GO	4.000%	2/1/35	2,500	2,385
[1]	Allentown City School District GO	5.000%	2/1/37	2,550	2,610
[1]	Allentown City School District GO	5.000%	6/1/37	1,500	1,523
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/29	1,450	1,455
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	1,450	1,449
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/31	2,225	2,219
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/32	2,265	2,256
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,750	1,741
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	1,165	1,156
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,850	1,823
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	1,000	973
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,010	9,054
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/27	4,495	4,484
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	2,750	2,741
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/28	7,640	7,581

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	7,565	7,438
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	20,670	19,456
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	7,765	7,177
[1]	Armstrong School District GO	5.000%	3/15/28	2,070	2,162
[1]	Baldwin Whitehall School District GO	3.000%	11/15/31	3,545	3,144
[1]	Baldwin Whitehall School District GO	3.000%	11/15/32	3,665	3,171
[1]	Baldwin Whitehall School District GO	3.000%	11/15/33	3,765	3,181
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/26	570	371
[3]	Bermudian Springs School District GO	5.000%	5/1/29	1,530	1,602
[3]	Bermudian Springs School District GO	5.000%	5/1/31	1,955	2,046
	Bethel Park School District GO	4.000%	8/1/35	1,760	1,684
	Bethel Park School District GO	4.000%	8/1/36	1,500	1,417
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/30	1,865	1,821
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	7/1/31	2,065	2,016
[2]	Bethlehem Area School District Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.350%	3.908%	1/1/32	1,840	1,797
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/23	410	410
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/24	425	423
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/25	445	441
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/26	475	469
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/27	585	576
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/28	785	770
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/29	825	804
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/31	1,825	1,759
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/32	1,915	1,835
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	273
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/31	1,300	1,147
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/32	2,055	1,811
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/33	1,800	1,568
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/34	1,500	1,295
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/35	1,250	1,066
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/36	1,350	1,140
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/41	1,275	1,032
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/26	1,000	1,038
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/27	570	599
[3]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/29	1,000	1,052
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	1,852
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	1,943
	Capital Region Water Revenue	5.000%	7/15/26	1,000	1,027
	Capital Region Water Revenue	5.000%	7/15/27	1,075	1,117
	Capital Region Water Revenue	5.000%	7/15/28	1,500	1,572
	Centennial School District Bucks County GO	5.000%	12/15/30	1,530	1,620
	Centennial School District Bucks County GO	5.000%	12/15/32	1,235	1,309
	Centennial School District Bucks County GO	5.000%	12/15/36	1,500	1,561
	Centennial School District Bucks County GO	5.000%	12/15/37	1,555	1,606
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,350	1,387
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,100	2,146
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,000	872
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/29	1,465	1,280
[4,6]	Chester County IDA Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	22,500	22,500
	Chester County IDA Recreational Revenue	5.000%	12/1/34	2,165	2,317
	Chester County IDA Recreational Revenue	5.000%	12/1/35	2,500	2,663
	Chester County IDA Recreational Revenue	5.000%	12/1/36	2,165	2,283
	Chester County IDA Recreational Revenue	4.000%	12/1/37	1,250	1,153
	Chester County IDA Recreational Revenue	4.000%	12/1/38	1,500	1,369
	Chester County IDA Recreational Revenue	4.000%	12/1/40	2,500	2,224
	Chester County IDA Recreational Revenue	4.000%	12/1/41	2,740	2,416
[3]	Coatesville School District GO	5.000%	8/1/24	5,385	5,427
[3]	Coatesville School District GO	5.000%	8/1/25	4,045	4,119
[1]	Coatesville School District GO	0.000%	10/1/34	1,530	873
[1]	Coatesville School District GO	0.000%	10/1/36	4,000	1,993
[1]	Coatesville School District GO	4.250%	11/15/39	10,195	9,160
	Colonial School District GO	5.000%	2/15/36	1,000	1,033
	Colonial School District GO	5.000%	2/15/37	1,015	1,043
	Colonial School District GO	5.000%	2/15/38	1,560	1,596
	Colonial School District GO	5.000%	2/15/39	1,350	1,379
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	950	984

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/27	1,000	1,036
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/28	1,000	1,047
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,000	1,056
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	8,500	8,642
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	3,500	3,578
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	12,235	12,586
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,000	4,113
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	3,000	3,075
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,875	1,915
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,100	4,176
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,000	4,474
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	24,500	24,723
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	6,420	6,523
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	32,000	32,636
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,225	2,274
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	38,855	39,836
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	24,500	25,350
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	8,160	8,515
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	20,000	20,917
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	15,375	15,801
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	6,000	6,057
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	19,975	21,113
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	3,160	3,250
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	25,000	24,710
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	10,000	9,869
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	19,000	18,498
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	44,000	44,369
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	40,000	39,670
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	43,000	42,169
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,105
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	22,000	23,787
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	40,255	38,568
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	7,870	6,794
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	32,500	34,951
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	14,000	13,275
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	6,910	5,571
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	8,000	7,433
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	17,440	16,224
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	1,725	1,151
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	10,000	6,387
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	11,500	7,059
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	30,700	18,014
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	30,000	17,136
	Conestoga Valley School District GO	4.000%	2/1/28	535	541
	Conestoga Valley School District GO	4.000%	2/1/31	500	501
	Conestoga Valley School District GO	4.000%	2/1/32	325	323
	Conestoga Valley School District GO	4.000%	2/1/34	1,445	1,421
	Conestoga Valley School District GO	3.000%	2/1/35	2,115	1,735
	Conestoga Valley School District GO	4.000%	2/1/37	1,130	1,065
	Conestoga Valley School District GO	4.000%	2/1/39	640	577
	Conestoga Valley School District GO	4.000%	2/1/40	750	664
	Council Rock School District GO	2.000%	8/15/40	3,730	2,283
	Council Rock School District GO	2.000%	8/15/41	2,645	1,584
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,550	1,596
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	2,050	1,745
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,000	1,450
[4]	Dauphin County General Authority College & University Revenue	5.000%	10/15/30	2,300	2,013
[4]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	3,000	2,167
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,525	1,540
	Delaware County Authority College & University Revenue	5.000%	10/1/30	2,400	2,337
	Delaware County Authority College & University Revenue	4.000%	12/1/31	1,000	970
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,270	3,380
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/30	2,035	2,099
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	3,500	3,559
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	6,100	5,042
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	2,000	1,903
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	4.048%	3/1/57	9,530	9,134

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,100	5,410
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/30	970	982
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	1,060	1,032
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/38	1,575	1,500
	East Lycoming School District GO	4.000%	9/15/37	1,035	923
	East Lycoming School District GO	4.000%	9/15/39	1,120	990
	East Lycoming School District GO	4.000%	9/15/40	1,000	877
	Easton Area School District GO	4.000%	4/1/30	2,300	2,266
	Easton Area School District GO	5.000%	2/1/31	1,580	1,654
	Exeter Township School District GO	4.000%	5/15/28	1,175	1,187
	Exeter Township School District GO, Prere.	4.000%	5/15/27	3,090	3,116
[1]	Fairview School District GO	3.000%	9/15/34	650	540
[1]	Fairview School District GO	3.000%	9/15/36	500	398
[1]	Fairview School District GO	3.000%	9/15/37	500	384
[1]	Fairview School District GO	3.000%	9/15/38	1,000	747
[1]	Gateway School District Alleghany County GO	3.000%	10/15/34	2,430	2,007
[1]	Gateway School District Alleghany County GO	3.000%	10/15/37	3,030	2,276
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	2,585	1,905
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,245	896
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,250	5,381
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	17,175	15,119
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	3,220	3,262
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	27,795	28,533
[3]	Harrisburg School District GO	5.000%	11/15/26	4,560	4,717
[3]	Harrisburg School District GO	5.000%	11/15/27	1,410	1,472
	Haverford Township School District GO	3.000%	3/1/35	3,925	3,281
[3]	Hempfield Area School District GO	5.000%	3/15/42	14,000	14,230
	Lackawanna County IDA College & University Revenue	5.000%	11/1/28	800	819
	Lackawanna County IDA College & University Revenue	5.000%	11/1/29	450	460
	Lackawanna County IDA College & University Revenue	5.000%	11/1/30	430	440
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	6,730	6,922
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,430	1,471
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,385	1,424
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,000	3,079
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,000	3,073
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	800	807
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/38	1,200	1,204
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,250	1,249
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	1,500	1,486
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,000	971
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue (St Anne's Retirement Community Obligated Group)	5.000%	3/1/33	2,635	2,331
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,750	5,756
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/29	985	961
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/30	400	387
[1]	Lancaster Higher Education Authority College & University Revenue	4.000%	10/1/31	500	479
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	6,240	6,173
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/37	3,000	2,765
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/42	5,000	4,386
[3]	Lancaster PA GO	4.000%	11/1/23	670	670
	Latrobe IDA College & University Revenue	5.000%	3/1/30	160	156
	Latrobe IDA College & University Revenue	5.000%	3/1/31	200	193
	Latrobe IDA College & University Revenue	4.000%	3/1/35	415	354
	Latrobe IDA College & University Revenue	4.000%	3/1/36	425	355
	Latrobe IDA College & University Revenue	4.000%	3/1/37	245	200
	Latrobe IDA College & University Revenue	4.000%	3/1/38	225	178
	Latrobe IDA College & University Revenue	4.000%	3/1/41	250	188
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,065	2,127
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/26	530	539
[3]	Luzerne County IDA Lease Revenue	5.000%	12/15/27	5,490	5,595
[3]	Luzerne County PA GO	5.000%	12/15/25	500	510
[3]	Luzerne County PA GO	5.000%	12/15/25	400	408
[3]	Luzerne County PA GO	5.000%	12/15/26	1,000	1,026
[3]	Luzerne County PA GO	5.000%	12/15/26	500	513
[3]	Luzerne County PA GO	5.000%	12/15/27	500	519
[3]	Luzerne County PA GO	5.000%	12/15/27	500	519
	Lycoming County Authority College & University Revenue	5.000%	10/1/24	745	750

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lycoming County Authority College & University Revenue	5.000%	10/1/25	1,085	1,099
	Lycoming County Authority College & University Revenue	5.000%	10/1/26	675	687
	Manheim Central School District GO	4.000%	5/1/36	825	763
	Manheim Central School District GO	4.000%	5/1/37	750	670
	Manheim Central School District GO	4.000%	5/1/38	1,700	1,495
	Manheim Central School District GO	4.000%	5/1/40	2,475	2,136
	Manheim Central School District GO	4.000%	5/1/41	400	351
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	2,000	2,095
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	520	548
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,200	1,259
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	810	854
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,000	908
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	2,000	1,704
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,050	2,081
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	2,165	2,208
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,040	4,140
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	7,205	7,364
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	4,000	4,066
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	1,000	1,031
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	1,160	1,049
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	1,500	1,344
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	1,500	1,326
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/39	1,750	1,532
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/40	2,170	1,883
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/41	3,125	2,688
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/42	2,250	1,920
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/27	2,010	2,050
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	2,020	2,070
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/29	3,120	3,205
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/30	1,520	1,560
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	4,500	4,607
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	3,995	4,062
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	3,000	2,693
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,776
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,500	1,352
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,385	1,370
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,455	1,429
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/24	4,665	4,674
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/25	7,840	7,937
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	7,435	7,549
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,350	8,478
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,850	3,909
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,500	3,553
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	9,055	9,193
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	6,785	6,600
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	34,775	34,004
[3]	Montour School District GO	5.000%	4/1/32	3,245	3,285
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	5,855	4,969
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/35	10,425	8,020
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,515	1,567
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,145	1,180
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,030
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,000	1,025
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,250	1,271
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,420	2,441
	North Allegheny School District GO	4.000%	5/1/34	1,020	1,001
	North Allegheny School District GO	4.000%	5/1/35	1,015	991
	North Allegheny School District GO	4.000%	5/1/36	760	725
[3]	North Pocono School District GO	4.000%	9/15/29	2,175	2,170

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,815	2,828
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,025	2,038
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,175	3,228
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	5,205	5,276
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	7,720	7,821
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	8,130	8,225
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	1,195	1,007
[3]	Octorara Area School District GO	4.000%	4/1/28	1,000	1,008
	Penn Delco School District GO	3.000%	6/1/32	600	527
	Penn Delco School District GO	3.000%	6/1/33	600	516
	Penn Delco School District GO	3.000%	6/1/34	830	693
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	2,265	2,273
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	2,000	2,034
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	3,035	3,044
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	5,300	5,446
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	4,705	4,719
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,130	4,279
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	3,325	3,450
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	10,015	10,197
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	6,000	6,011
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	350	365
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/29	9,000	9,171
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	3,195	3,336
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	4,270	4,336
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,500	2,621
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	450	472
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/30	525	551
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	2,200	2,229
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	12,965	12,916
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	1,280	1,343
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	2,000	2,089
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	10,000	10,474
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	2,185	2,213
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,265	2,295
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	10,000	9,921
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	1,840	1,919
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	5,000	4,746
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/35	1,225	1,274
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/36	1,300	1,339
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	4,000	3,661
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	1,700	1,538
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,400	1,256
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	1,766
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	3,550	3,080
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	2,950	2,530
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/41	4,195	3,574
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	1,300	1,104
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,195	1,000
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	0.950%	12/1/26	12,845	11,414
	Pennsylvania Economic Development Financing Authority Water Revenue	3.000%	4/1/39	10,000	7,442
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	945	925
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/25	5,070	5,184
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,410	1,364
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/28	830	860
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,330	1,332
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,500	1,568
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/30	2,250	2,362
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,000	1,050
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/31	1,125	1,139
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/32	1,000	1,015
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	8,500	8,100
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	10,000	9,515
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/35	4,500	4,567
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,000	3,943
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/38	9,950	10,135
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/39	5,640	5,722

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,040	2,119
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,510	1,555
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,760	1,868
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	950	1,013
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	6,500	6,148
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	5,000	4,655
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,245	1,143
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,265	1,163
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,220	2,053
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,800	1,652
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	1,225	1,089
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,585	1,383
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	500	517
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	100	103
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/29	1,750	1,804
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/29	500	516
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/30	1,750	1,806
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/30	1,500	1,551
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/31	2,200	2,298
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	2,110	2,204
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	7,415	6,623
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/37	12,000	10,415
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	13,500	8,664
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	10,665	10,625
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/46	635	625
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	9,500	8,986
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	4,250	3,897
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	11,315	10,967
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,855	6,848
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	32,395	32,991
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,922	10,181
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	6,155	6,458
[4,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	7,381	7,381
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	4,393	4,393
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	5,040	5,188
	Pennsylvania State University College & University Revenue	5.000%	9/1/29	5,025	5,169
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,800	1,852
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	1,650	1,697
	Pennsylvania State University College & University Revenue	4.000%	9/1/35	1,690	1,574
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	1,350	1,385
	Pennsylvania State University College & University Revenue	5.000%	9/1/35	4,400	4,542
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/26	1,475	1,520
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/27	1,850	1,909
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	2,930	2,608
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/39	5,000	4,360
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	6,525	5,660
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	6,395	5,528
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	1,770	1,771
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	11,910	12,093
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	37,930	38,514
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	2,070	2,104
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	10,250	10,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,485	36,358
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	35,000	35,956
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	3,395	3,488
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	2,320	2,355
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,275	5,391
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	1,270	1,314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	5,085	5,259
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,230	1,279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	5,140	5,227
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,775	1,822
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	9,365	9,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	3,500	3,612
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,465	1,509
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	1,000	1,042
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	3,030	3,064

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	7,635	7,776
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,340	1,379
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/29	1,330	1,389
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/30	5,165	5,261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,810	2,888
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,820	2,946
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	2,225	2,272
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	6,795	7,013
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/31	7,110	7,185
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	7,070	7,385
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	3,095	3,233
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	14,615	14,762
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	3,125	3,199
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	17,500	17,919
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	3,250	3,393
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	2,000	2,115
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	20,000	21,795
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	9,950	10,051
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	4,500	4,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	7,250	7,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,570	2,657
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	875	930
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	14,740	15,594
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	8,160	8,418
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,600	2,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,250	1,329
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,625	1,734
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,340	1,354
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	8,305	8,820
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	22,500	22,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,215	2,280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	30,420	30,845
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	3,000	3,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,250	1,322
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,600	1,698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,000	2,098
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,695	7,050
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,500	1,549
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/36	25,790	25,900
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,970	4,060
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	4,000	4,018
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	15,075	15,452
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,350	1,407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	2,000	2,065
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,295	6,406
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	12,640	12,859
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,375	6,410
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	2,320	2,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,000	2,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,100	1,116
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,650	2,391
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	5,800	5,233
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,000	1,744
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,000	902
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,000	5,137
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,370	1,375
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	6,750	6,022
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,000	1,735
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,000	982
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,425	1,434
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,000	1,769
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	6,415	5,674
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,750	1,756
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	1,000	695
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	2,540	2,164
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,725	2,305

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,518
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	6,425	6,465
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,525	2,566
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/26	1,750	1,793
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	1,000	1,010
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/29	1,500	1,519
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/30	2,000	2,042
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/31	3,500	3,572
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/32	6,820	6,961
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	5,000	5,081
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,875	2,918
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	2,000	2,102
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,595	1,620
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,370	1,431
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	770	779
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,500	2,565
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,400	1,410
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	3,675	3,679
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,860	3,860
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,920	5,928
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	15,155	15,173
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	6,885	6,906
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,670	3,684
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,345	1,347
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,000	3,981
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,495	2,474
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	6,000	5,912
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,670	2,708
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,005
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,000	1,760
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/28	420	418
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/15/29	765	699
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/29	220	219
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/30	145	144
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/32	340	324
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	750	661
	Philadelphia IDA Charter School Aid Revenue	5.125%	6/15/42	750	648
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc.PA)	5.000%	4/15/32	1,000	953
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/30	420	414
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	620	557
	Philadelphia IDA College & University Revenue	5.000%	4/1/25	7,925	8,035
	Philadelphia IDA College & University Revenue	5.000%	4/1/26	12,860	13,045
	Philadelphia IDA College & University Revenue	5.000%	4/1/27	6,750	6,845
	Philadelphia IDA College & University Revenue	5.000%	4/1/28	3,525	3,568
	Philadelphia IDA College & University Revenue	5.000%	11/1/28	2,455	2,511
	Philadelphia IDA College & University Revenue	5.000%	4/1/29	2,500	2,527
	Philadelphia IDA College & University Revenue	5.000%	5/1/29	795	746
	Philadelphia IDA College & University Revenue	5.000%	11/1/29	2,730	2,795
	Philadelphia IDA College & University Revenue	5.000%	11/1/30	4,275	4,375
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,650	2,707
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,850	2,914
	Philadelphia IDA College & University Revenue	5.000%	4/1/33	2,705	2,730
	Philadelphia IDA College & University Revenue	5.000%	11/1/33	5,250	5,370
	Philadelphia IDA College & University Revenue	5.000%	4/1/34	3,250	3,278
	Philadelphia IDA College & University Revenue	5.000%	4/1/35	7,135	7,195
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,250	1,993
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	1,145	1,152
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,875	1,634
	Philadelphia IDA College & University Revenue	4.000%	11/1/39	8,160	6,764
	Philadelphia IDA College & University Revenue	4.000%	11/1/40	8,715	7,116
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/28	325	329
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/29	340	343
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	500	505
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,185	1,208
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,235	2,111
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,010	1,036
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,900	1,947

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	3,830	3,916
Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,850	2,668
Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	6,220	5,760
Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	3,000	2,949
Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	5,230	5,120
Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/32	1,250	1,283
Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/26	5,025	5,127
Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/31	630	638
Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/28	5,480	5,737
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/29	1,110	1,172
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,165	1,235
Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	10,375	10,926
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	2,450	2,320
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/35	1,455	1,378
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	1,265	1,182
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	9,000	8,358
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	9,160	8,423
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,819
Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	5,000	4,500
Philadelphia PA GO	5.000%	8/1/29	5,000	5,046
Philadelphia PA GO	5.000%	8/1/34	2,640	2,723
Philadelphia PA GO	4.000%	5/1/37	6,000	5,315
Philadelphia PA GO	5.000%	8/1/37	1,370	1,398
Philadelphia PA GO	4.000%	5/1/38	7,045	6,182
Philadelphia PA GO	4.000%	5/1/39	12,285	10,622
Philadelphia PA GO	4.000%	5/1/40	12,800	10,838
Philadelphia PA GO	4.000%	5/1/41	5,000	4,203
Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/24	3,800	3,825
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/26	7,155	7,380
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,175	1,213
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/27	3,875	4,041
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/27	1,585	1,654
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/28	1,815	1,883
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	4,665	4,831
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	5,925	6,153
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	5,750	5,946
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/33	1,300	1,344
Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,380	6,067
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	7,500	7,847
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/35	1,315	1,392
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	4,195	3,903
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	2,000	2,059
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/35	13,390	13,877
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/35	510	530
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/36	1,350	1,418
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/36	3,640	3,319
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	1,670	1,710
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/36	14,075	14,432
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/36	1,550	1,589
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	1,750	1,783
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	12,500	12,721
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	250	255
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/37	1,770	1,800
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/38	4,895	4,304
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	13,000	13,127
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	2,200	2,222
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/39	2,000	2,025
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/39	5,955	5,183
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	5,000	5,028
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/39	2,725	2,741
Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/40	3,275	3,304
Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/40	8,465	7,287
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	5,000	5,003
Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/40	6,000	6,006
Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,310	7,380
Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,260	2,242
Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	2,665	2,632

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,810	1,773
[3,9]	Philadelphia School District GO	5.000%	6/1/24	1,730	1,739
[1]	Philadelphia School District GO	5.000%	9/1/25	19,955	20,261
	Philadelphia School District GO	5.000%	9/1/26	2,295	2,325
	Philadelphia School District GO	5.000%	9/1/29	2,010	2,100
	Philadelphia School District GO	5.000%	9/1/30	3,225	3,341
	Philadelphia School District GO	5.000%	9/1/31	3,000	3,082
	Philadelphia School District GO	5.000%	9/1/32	2,100	2,116
	Philadelphia School District GO	5.000%	9/1/32	4,425	4,577
	Philadelphia School District GO	5.000%	9/1/33	1,500	1,564
	Philadelphia School District GO	4.000%	9/1/36	2,960	2,678
	Philadelphia School District GO	5.000%	9/1/36	1,000	1,013
	Philadelphia School District GO	5.000%	9/1/37	1,000	1,006
	Philadelphia School District GO	4.000%	9/1/39	4,520	3,922
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	4.000%	2/1/27	2,330	2,330
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/28	1,005	1,043
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	2,750	2,907
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/29	640	669
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/30	6,615	6,963
[3]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/31	4,000	4,184
	Pittsburgh PA GO	5.000%	9/1/32	500	535
	Pittsburgh PA GO	5.000%	9/1/33	500	534
[3]	Pittsburgh School District GO	4.000%	9/1/37	2,305	2,096
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,000	1,054
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	1,000	1,053
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	550	578
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	680	726
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	500	532
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/35	1,755	1,841
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/36	2,000	2,084
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/37	2,275	2,348
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/38	2,250	2,309
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/39	2,000	2,046
	Port Authority of Allegheny County Sales Tax Revenue	5.000%	3/1/29	13,685	14,424
[3]	Reading School District GO	5.000%	3/1/26	1,235	1,257
[3]	Reading School District GO	5.000%	3/1/36	1,250	1,282
[1]	Ridley School District GO	3.000%	11/15/38	3,820	2,915
[3]	River Valley School District GO	4.000%	3/15/29	1,470	1,462
[3]	River Valley School District GO	4.000%	3/15/30	1,610	1,597
[3]	River Valley School District GO	4.000%	3/15/31	1,670	1,650
[3]	River Valley School District GO	4.000%	3/15/32	1,740	1,716
[3]	River Valley School District GO	4.000%	3/15/34	1,880	1,811
[3]	River Valley School District GO	4.000%	3/15/35	1,955	1,872
	Rose Tree Media School District GO	5.000%	4/1/26	2,990	3,070
	Rose Tree Media School District GO	5.000%	4/1/27	1,830	1,870
	Rose Tree Media School District GO	5.000%	4/1/28	1,690	1,729
	Rose Tree Media School District GO	5.000%	4/1/29	700	717
[5]	School District of Philadelphia GO	5.250%	9/1/36	1,000	1,047
[5]	School District of Philadelphia GO	5.250%	9/1/37	2,000	2,082
[5]	School District of Philadelphia GO	5.250%	9/1/38	1,400	1,450
[5]	School District of Philadelphia GO	5.250%	9/1/39	5,000	5,148
[5]	School District of Philadelphia GO	5.250%	9/1/39	2,170	2,234
[5]	School District of Philadelphia GO	5.250%	9/1/40	11,665	11,940
[5]	School District of Philadelphia GO	5.250%	9/1/40	2,285	2,339
	Scranton PA School District GO	5.000%	6/1/25	2,500	2,536
	Scranton PA School District GO	5.000%	12/1/30	1,640	1,689
	Scranton PA School District GO	5.000%	12/1/31	1,730	1,778
	Scranton PA School District GO	4.000%	12/1/41	1,750	1,472
	Scranton PA School District GO	4.125%	12/1/43	1,450	1,225
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/29	1,000	1,013
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/30	1,145	1,160
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/31	1,055	1,068
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/25	1,030	1,038
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/26	880	891
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,081
[1]	State Public School Building Authority College & University Revenue	5.000%	10/1/34	790	823
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/39	1,000	845

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State Public School Building Authority College & University Revenue	4.000%	10/1/40	1,000	834
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/24	2,660	2,679
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/25	2,880	2,905
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/26	3,445	3,480
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/27	3,130	3,165
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	9,505	9,653
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/26	31,500	32,290
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	15,000	15,550
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	8,440	8,582
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,400	8,541
[3]	State Public School Building Authority Lease Revenue	5.000%	6/1/27	600	615
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/35	3,195	3,327
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/36	3,360	3,474
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/37	2,530	2,601
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/38	2,055	1,866
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/38	2,460	2,520
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/39	3,245	2,931
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/40	1,930	2,009
[3]	Trinity Area School District GO	4.000%	11/1/37	600	558
[3]	Trinity Area School District GO	4.000%	11/1/38	1,735	1,560
[3]	Trinity Area School District GO	4.000%	11/1/39	1,750	1,561
[3]	Trinity Area School District GO	4.000%	11/1/41	1,250	1,099
	Twin Valley School District GO	3.000%	4/1/28	1,000	941
	Twin Valley School District GO	3.000%	4/1/29	500	463
	Twin Valley School District GO	3.000%	4/1/30	1,150	1,049
	Twin Valley School District GO	3.000%	4/1/31	1,200	1,071
	Twin Valley School District GO	3.000%	4/1/32	1,100	958
	Twin Valley School District GO	3.000%	4/1/33	1,250	1,063
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/28	1,375	1,281
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/38	4,195	3,747
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	4,824
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	650	625
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/27	675	636
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/28	700	646
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/29	1,460	1,318
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/30	1,520	1,341
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	1,580	1,363
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	8,860	6,312
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	230	228
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	230	226
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	345	338
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	330	332
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	400	402
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/29	700	700
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/30	550	546
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	1,400	1,165
	Wilkes-Barre Finance Authority College & University Revenue	4.000%	11/1/28	1,970	1,945
[1]	William Penn School District GO	4.000%	11/15/29	2,140	2,160
[1]	William Penn School District GO	3.000%	11/15/39	1,000	745
[1]	Woodland Hills School District GO	4.000%	9/1/36	1,290	1,189
[1]	Woodland Hills School District GO	4.000%	9/1/37	1,340	1,199
[1]	Woodland Hills School District GO	4.000%	9/1/38	1,395	1,269
[1]	Woodland Hills School District GO	4.000%	9/1/39	1,455	1,300
	York County PA IDA Industrial Revenue PUT	4.100%	4/3/28	4,405	4,405
					3,295,837
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	8,577	8,309
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	79,932	80,361
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	93,826	95,430
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	98,044	100,178
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	51,472	52,944
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	71,395	40,780
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	66,526	57,847

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	27,741	23,257
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	6,815	5,534
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	6,455	6,458
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/25	2,055	2,056
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	8,600	8,617
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,150	5,135
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	2,295	2,288
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	27,115	26,916
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	14,635	14,305
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	13,310	13,010
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	9,500	9,086
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	750	705
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	4,845	4,556
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	8,087	5,155
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/23	2,270	2,271
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/24	2,575	2,598
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/25	2,725	2,772
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/26	2,775	2,852
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/27	4,735	4,908
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	1,420	1,445
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	415	422
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	225	229
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	600	612
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	170	174
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	395	403
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	35	30
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	50	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	45	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	30	25
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	45	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue(Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/26	4,450	4,312
[3,8]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/26	1,000	1,057
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	46,632	39,395
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	45,758	35,171
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	28,416	19,750
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	25,652	16,035
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	263,932	227,991
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	20,408	17,629
					943,257
Rhode Island (0.2%)
	Narragansett Bay Commission Sewer Revenue, Prere.	5.000%	2/1/25	11,000	11,161
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/28	515	525
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/32	650	658
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue Rhode Island Airport Corp.	5.000%	7/1/35	1,575	1,581
	Rhode Island GO	3.000%	5/1/32	8,170	7,213
	Rhode Island GO	3.000%	5/1/33	8,420	7,325
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/27	2,000	2,042
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/29	500	523
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/30	400	419
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	250	266
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/30	380	404

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/31	400	418
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/31	400	424
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/32	500	523
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	8/15/33	450	470
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/33	440	461
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	100	105
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/34	465	487
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/35	500	521
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/37	4,340	4,629
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/37	675	605
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/38	400	404
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/39	770	774
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	805	703
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	590	509
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	2,370	2,371
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	4,500	4,504
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	5,000	4,917
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,000	2,004
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	5,000	4,856
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	3,000	2,766
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	1,000	854
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/35	3,000	2,861
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/37	3,480	3,186
	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/39	1,090	810
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/39	5,000	4,446
[1]	Rhode Island Health and Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/41	2,500	2,172
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/33	2,125	2,081
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/34	3,355	3,234
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/35	2,685	2,561
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/36	2,870	2,584
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/38	5,500	4,952
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/39	8,430	7,495
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/40	1,230	1,080
	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/41	3,000	2,607
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/39	1,375	1,195
	Rhode Island Health and Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/40	1,435	1,235
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/48	2,430	2,368
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/49	3,180	3,077
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	14,835	13,951
	Rhode Island Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/51	6,450	6,012
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	10,065	9,085
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/50	7,500	6,782
					149,196
South Carolina (1.2%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,029
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/35	750	767
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/36	1,140	1,157
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/37	905	912
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/38	800	802
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	620	661
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	605	645
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/29	1,200	1,279
	Charleston County SC GO	5.000%	11/1/25	7,660	7,846
	Charleston County SC GO	4.000%	11/1/34	7,410	7,335
	Charleston SC Hospitality Tax Miscellaneous Taxes Revenue	5.000%	9/1/29	675	717
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/30	1,000	994
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/31	1,060	1,049
	Columbia SC Waterworks & Sewer System Water Revenue	5.000%	2/1/32	1,450	1,534
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/29	3,520	3,535
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/33	4,120	3,626
	Fort Mill School District No. 4 GO	3.125%	3/1/33	5,155	4,593
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/34	650	642
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/35	650	635
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/36	600	573
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/37	600	558
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/39	750	682
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/40	1,000	748

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	850	882
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	1,140	1,174
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	920	863
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	5,010	4,612
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	940	866
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	4,030	3,639
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	155	140
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	6,830	5,873
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,425	5,444
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/24	1,180	1,193
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/25	1,105	1,123
	Kershaw County SC School District GO	5.000%	3/1/29	8,210	8,555
	Lancaster County SC School District GO	4.000%	3/1/30	4,860	4,828
	Lancaster County SC School District GO	4.000%	3/1/31	7,190	7,112
	Lancaster County SC School District GO	4.000%	3/1/32	6,135	6,058
	Lancaster County SC School District GO	4.000%	3/1/33	5,800	5,718
	Lancaster County SC School District GO	4.000%	3/1/34	6,040	5,936
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,090	1,114
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,250	1,290
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	5,145	5,265
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,640	1,675
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/31	1,525	1,473
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	2,250	2,156
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	3,000	3,003
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/36	5,065	5,022
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/37	11,305	11,181
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/26	1,000	1,003
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/30	1,000	1,001
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/33	2,750	2,754
	Myrtle Beach SC Hotel Occupancy Tax Revenue	4.500%	6/1/34	2,500	2,435
	Myrtle Beach SC Hotel Occupancy Tax Revenue	5.000%	6/1/36	4,000	4,003
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/26	4,000	4,025
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/29	3,390	3,405
	Newberry Investing in Children's Education Intergovernmental Agreement Revenue	5.000%	12/1/30	5,210	5,233
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/33	1,465	1,485
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/34	1,785	1,804
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/35	2,040	2,049
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/36	2,320	2,300
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/37	2,620	2,573
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/38	2,790	2,726
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/39	2,285	2,225
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/40	3,450	3,337
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/41	1,810	1,747
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	49,795	49,624
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	20,175	20,083
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/28	500	514
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/29	500	516
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/30	500	519
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/31	250	261
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/32	500	521
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/33	810	844
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/34	1,000	1,034
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/35	725	685
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/37	500	323
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/38	600	537
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/39	575	508
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/40	600	524
	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/24	2,400	2,382
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	2,050	2,052
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	3,000	3,022
[8]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/31	5,560	3,952
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/31	2,500	2,538
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/32	4,120	4,181
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	4,695	4,359
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/33	27,410	25,451
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	14,000	12,879
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	5,000	4,600

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/23	2,245	2,246
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/26	2,000	2,026
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/27	2,500	2,528
[4]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/36	6,250	4,848
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	11,180	11,393
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	7,000	7,154
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	727
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,000	3,886
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	960	987
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	870	894
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	505
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	500	512
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/35	7,500	7,776
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	18,500	18,231
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	9,835	9,999
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/27	3,725	3,778
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/28	2,500	2,531
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/29	2,185	2,207
[4,6]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.160%	11/7/23	9,655	9,655
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/28	595	614
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/29	475	491
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/30	940	970
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,850	1,897
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	1,390	1,429
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/31	10,000	10,282
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	2,675	2,740
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	1,950	2,003
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/32	11,500	11,830
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	1,025	948
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/33	16,605	15,352
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	2,000	2,053
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/33	12,505	12,852
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	2,100	1,934
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/34	14,045	12,936
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	3,940	4,031
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/34	9,300	9,526
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/34	4,000	4,208
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	500	459
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,700	2,480
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	3,330	3,377
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/35	12,080	12,260
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/35	5,500	5,748
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,625	3,257
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	3,525	3,514
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/36	5,785	5,767
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	5,750	5,106
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/37	22,650	20,112
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/37	4,560	4,471
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,655	3,200
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	27,915	24,441
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,325	5,467
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	6,520	5,636
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/39	12,825	12,483
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,385	10,573
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	12,510	10,680
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	9,900	6,913
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	3,510	2,960
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	6,250	5,197
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	2,590	2,154
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	15,000	14,444
[6]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	4.120%	11/7/23	650	650
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	5,975	5,996
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	5,500	5,518

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	4,900	4,909
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	15,365	15,379
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	3,850	3,885
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	1,340	1,349
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	400	402
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	3,265	3,269
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	1,785	1,356
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/50	1,140	1,095
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/52	950	892
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,845	4,615
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	13,850	13,795
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/31	13,970	14,602
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	20,000	20,866
[4,6]	South Corolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	11/1/23	18,400	18,400
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	2,300	2,368
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	220	231
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/29	1,625	1,680
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	2,105	2,179
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	285	296
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/31	4,490	4,653
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	500	518
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	2,685	2,783
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	500	517
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,640	2,723
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	535	550
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	2,000	2,049
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	500	459
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	1,785
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	1,050	937
[3]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	1,500	1,307
[1]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/24	1,000	1,007
[1]	Sumter Two School Facilities Inc. Intergovernmental Agreement Revenue (Sumter School District Project)	5.000%	12/1/25	1,440	1,464
	York County School District No. 1 GO, Prere.	4.000%	3/1/25	2,805	2,811
					830,501
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	670	670
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	655
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,265	1,271
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	675	678
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,275	1,280
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	4,235	4,319
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,825	1,830
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,018
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	1,735	1,762
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,415	1,417
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,905	4,972
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,000	3,043
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,815	1,859
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	3,640	3,686
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/34	11,985	11,017
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	8,250	7,902
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,855	2,911
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/35	1,685	1,556
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,540	2,219
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/34	26,000	23,976
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/51	2,935	2,773
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/52	8,045	7,525
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/54	3,020	3,123
					91,462
Tennessee (1.3%)
[6]	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	4.140%	11/1/23	12,600	12,600
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	4.140%	11/2/23	5,250	5,250
	Blount County Tennessee Public Building Authority Miscellaneous Revenue VRDO	4.140%	11/2/23	12,190	12,190
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	2,500	2,548
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,185	3,266
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,122

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,205	2,255
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,000	1,019
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	901
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	740	740
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	869
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,005	987
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	760	741
Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/28	2,315	2,347
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,445	1,452
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,485	1,489
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,400	2,403
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	5,325	5,327
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	5,615	5,612
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	6,520	6,464
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	6,440	6,356
Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	3,865	3,797
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,315	2,344
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,850	1,893
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,540	1,569
Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,360	1,383
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	670	673
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	950	965
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/31	5,700	5,727
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,600	2,636
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/32	8,520	8,559
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/33	8,970	9,012
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	2,035	1,990
Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/34	7,505	7,538
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	950	915
Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,335	2,239
Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/28	30	31
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	180	183
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	260	265
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	270	275
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.250%	4/1/25	220	224
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	53
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	140	148
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	100	105
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	50	53
Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	120	127
Kingsport TN GO	4.000%	3/1/44	1,245	1,091
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,048
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	4,290	4,315
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	200	202
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	6,000	6,033
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	5,360	5,397
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	4,000	4,022
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	6,435	6,292
Knox County TN GO	3.000%	6/1/36	3,530	2,904
Knox County TN GO	3.000%	6/1/39	3,675	2,789
Knoxville TN GO	3.000%	5/1/37	3,175	2,564
Knoxville TN GO	3.000%	5/1/40	3,470	2,610
Maury County TN GO	5.000%	4/1/29	1,275	1,307
Memphis TN Gas Natural Gas Revenue	4.000%	12/1/33	1,030	1,005
Memphis TN GO	4.000%	5/1/40	5,280	4,776
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/34	2,060	2,019
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/35	1,000	1,062
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/36	930	878
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/36	1,420	1,496
Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/37	2,435	2,241
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/39	2,560	2,651
Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/40	2,120	2,188
Memphis TN Water Revenue	4.000%	12/1/33	1,000	984
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	4,650	4,729
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	2,000	2,050
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	500	518
Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	500	523

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	500	528
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	1,600	1,696
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,675	1,773
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,765	1,865
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,850	1,952
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,445	1,522
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	1,000	935
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/39	1,000	910
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/29	1,000	1,042
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/29	250	250
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/36	500	515
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/37	500	509
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/38	400	404
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/43	2,000	1,966
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/29	405	383
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/30	215	201
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,730	1,375
[5]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	7,575	7,838
[5]	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	10,000	10,477
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.000%	7/1/28	700	733
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.000%	7/1/29	1,305	1,376
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.000%	7/1/29	665	701
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.000%	7/1/29	1,000	1,054
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.000%	7/1/30	1,000	1,060
[3]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/30	1,735	1,843
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/28	1,075	1,119
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,036
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/29	1,000	1,036
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,210	1,249
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/30	1,250	1,290
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	1,040	1,072
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/31	750	773
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/32	645	665
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/33	1,000	1,031
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/34	1,200	1,235
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/36	1,250	1,278
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/37	1,055	1,074
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/32	8,830	8,703
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	14,305	14,013
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	6,365	5,796
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/25	3,750	3,820
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	4.000%	1/1/42	6,925	6,195
	Metropolitan Government of Nashville & Davidson County TN Water Revenue	3.000%	7/1/40	1,095	819
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,645	1,732
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	350	375
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,500	1,571
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	600	637
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,700	1,761
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	4,170	4,285
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,200	2,245
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	300	308
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	2,485	2,520

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	600	613
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/41	1,100	1,111
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,355	1,358
	Murfreesboro TN GO	4.000%	6/1/27	4,965	4,932
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/32	3,490	2,274
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,450	893
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/34	2,600	1,516
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/29	1,400	1,210
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/30	2,250	1,914
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/31	1,000	843
[6]	Sevier County TN Public Building Authority Water Revenue VRDO	4.140%	11/2/23	9,610	9,610
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,365	1,379
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,490	1,520
	Shelby County TN GO	5.000%	3/1/26	1,165	1,166
	Shelby County TN GO	3.125%	4/1/32	6,145	5,519
	Shelby County TN GO	4.000%	4/1/33	6,055	6,001
	Shelby County TN GO	4.000%	4/1/35	7,200	7,056
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	118,555	118,566
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	61,500	57,983
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	49,365	49,524
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/24	16,215	16,213
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	5,915	5,931
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/25	5,815	5,796
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,240	2,247
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	22,600	22,217
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/29	1,275	1,272
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/30	1,000	991
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/31	3,615	3,562
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	80,430	79,598
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	18,285	17,888
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	18,645	18,368
	Tennessee GO	5.000%	9/1/36	5,005	5,140
	Tennessee GO	5.000%	9/1/37	5,005	5,115
	Tennessee GO, Prere.	5.000%	9/1/24	1,850	1,868
	Tennessee GO, Prere.	5.000%	9/1/24	1,180	1,191
	Tennessee GO, Prere.	5.000%	9/1/24	1,150	1,161
	Tennessee GO, Prere.	5.000%	9/1/24	4,300	4,342
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	4,215	4,034
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/54	18,990	19,324
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,180	4,302
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,195	3,966
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/32	3,860	4,081
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/37	3,570	3,686
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/39	5,480	5,597
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,055	2,077
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	2,305	2,330
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,555	1,572
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,400	1,415
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,500	1,516
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/24	1,150	1,162
					831,832
Texas (11.0%)
	Alamo Community College District GO	5.000%	8/15/26	2,150	2,220
	Alamo Community College District GO	5.000%	2/15/27	4,000	4,150
	Alamo Community College District GO	5.000%	2/15/28	4,000	4,194
	Alamo Community College District GO	5.000%	2/15/29	3,140	3,321

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alamo Community College District GO	5.000%	8/15/29	2,500	2,654
	Alamo Community College District GO	5.000%	2/15/30	3,890	4,140
	Alamo Community College District GO	5.000%	8/15/37	3,000	3,048
[18]	Alamo Heights Independent School District GO	4.000%	2/1/30	835	838
[18]	Alamo Heights Independent School District GO	4.000%	2/1/31	810	812
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/26	2,670	2,717
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/27	1,500	1,528
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/29	3,090	3,144
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/31	3,055	3,104
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/33	3,755	3,807
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/34	3,945	3,996
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/35	4,140	4,186
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/36	4,350	4,391
[18]	Aldine Independent School District GO	5.000%	2/15/28	1,945	1,976
[18]	Aldine Independent School District GO	5.000%	2/15/28	8,000	8,129
[18]	Aldine Independent School District GO	5.000%	2/15/37	1,065	1,097
	Aledo Independent School District GO	5.000%	2/15/39	1,270	1,321
	Aledo Independent School District GO	5.000%	2/15/40	1,070	1,107
	Aledo Independent School District GO	5.000%	2/15/41	2,000	2,060
	Aledo Independent School District GO	5.000%	2/15/42	1,000	1,026
	Aledo Independent School District GO	5.000%	2/15/43	2,400	2,454
[18]	Alief Independent School District GO	5.000%	2/15/26	2,635	2,703
[18]	Alief Independent School District GO	4.000%	2/15/29	2,780	2,747
[18]	Allen Independent School District GO	5.000%	2/15/31	1,070	1,102
[18]	Allen Independent School District GO	5.000%	2/15/32	1,000	1,028
[18]	Alvin TX Independent School District GO	5.000%	2/15/29	5,435	5,577
[18]	Amarillo Independent School District GO	5.000%	2/1/43	10,590	10,678
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/41	3,010	2,547
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/42	3,130	2,605
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/43	2,810	2,315
	Andrews Independent School District GO	5.000%	2/15/29	1,080	1,139
[18]	Angleton Independent School District GO	3.000%	2/15/36	1,345	1,116
[4]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,248	4,043
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	240	248
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	205	200
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	300	312
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/28	75	73
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/29	80	73
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/29	235	246
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	500	483
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/30	85	77
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	515	492
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/31	90	80
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/32	310	293
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	380	357
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	330	307
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	1,600	1,467
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	375	336
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	1,250	1,120
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/36	170	138
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,100	962
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	1,500	1,312
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	900	775
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,875	1,614
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	470	399
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,625	1,380
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.500%	6/15/26	1,250	1,220
[18]	Arlington TX Independent School District GO	5.000%	2/15/27	1,000	1,023
[18]	Arlington TX Independent School District GO	5.000%	2/15/29	1,560	1,598
	Arlington TX Independent School District GO	4.000%	2/15/39	1,100	990
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/27	1,345	1,383
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/28	750	777
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/29	1,000	1,035
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/30	1,000	1,034
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/31	1,565	1,616
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/33	1,700	1,749
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/34	3,000	3,078

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,300	3,393
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/35	3,235	3,307
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/36	4,595	4,704
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/36	3,850	3,919
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/37	2,800	2,851
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/37	4,000	4,048
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/38	5,035	5,093
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/39	2,170	1,367
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/41	4,400	2,622
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	800	836
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/29	800	839
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/30	2,350	2,472
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	2,700	2,814
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/34	4,065	4,203
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/35	1,500	1,537
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/36	4,280	4,341
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/37	1,600	1,608
[18]	Aubrey Independent School District GO	5.000%	2/15/39	5,055	5,219
[4]	Aubrey TX Special Assessment Revenue	5.000%	9/1/30	414	401
[4]	Aubrey TX Special Assessment Revenue	5.875%	9/1/43	1,008	946
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	1,015	1,024
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	1,535	1,562
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/26	1,035	1,049
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/28	1,750	1,774
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/25	700	697
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/26	850	844
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/27	2,030	2,013
	Austin Independent School District GO	5.000%	8/1/29	1,250	1,327
	Austin Independent School District GO	5.000%	8/1/37	3,285	3,457
	Austin Independent School District GO	5.000%	8/1/38	3,250	3,392
	Austin Independent School District GO	5.000%	8/1/39	3,000	3,112
[18]	Austin Independent School District GO, Prere.	5.000%	8/1/24	1,225	1,234
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	2,035	2,058
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,200	2,219
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/37	4,500	4,471
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,000	987
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/32	1,690	1,794
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	6,035	6,160
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/33	1,540	1,630
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	3,935	4,011
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/34	1,575	1,661
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	3,025	3,076
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/35	2,040	2,142
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/36	2,060	2,146
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/37	3,010	3,119
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/38	2,020	2,082
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/39	4,750	4,874
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/43	1,000	1,024
	Austin TX GO	5.000%	9/1/26	10,000	10,164
	Austin TX GO	5.000%	9/1/27	6,530	6,718
	Austin TX GO	5.000%	9/1/29	2,855	2,875
	Austin TX GO	5.000%	9/1/30	1,240	1,249
	Austin TX GO	5.000%	9/1/33	4,315	4,339
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/29	1,390	1,479
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	11,410	11,445
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/33	3,250	3,534
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	12,075	12,108
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	5,615	5,724
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/34	3,415	3,698
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/35	3,590	3,861
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/36	1,750	1,669
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	1,655	1,666
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	6,550	6,965
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/36	2,050	2,101
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,900	7,972
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	7,940	8,356
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	1,675	1,745

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Austin TX Water & Wastewater System Water Revenue	4.000%	11/15/38	2,250	2,082
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/38	3,170	3,312
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	4,875	5,059
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	2,000	2,058
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,124
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	4,000	4,108
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	5,195	5,309
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/43	3,775	3,849
[18]	Barbers Hill Independent School District GO	5.000%	2/15/36	7,060	7,509
	Barbers Hill Independent School District GO	4.000%	2/15/41	10,000	8,876
[18]	Bastrop Independent School District GO	4.000%	2/15/33	1,575	1,570
	Bastrop Independent School District GO	5.000%	2/15/40	4,105	4,255
	Bastrop Independent School District GO	5.000%	2/15/41	5,240	5,397
	Bastrop Independent School District GO	5.000%	2/15/43	4,045	4,135
	Bastrop Independent School District GO	5.000%	2/15/44	4,560	4,648
	Bell County TX GO	5.000%	2/15/26	1,000	1,026
	Bell County TX GO	3.000%	2/15/37	1,255	978
	Bell County TX GO	3.000%	2/15/39	2,000	1,490
	Bell County TX GO	3.000%	2/15/40	2,250	1,641
	Bell County TX GO	3.000%	2/15/41	2,000	1,437
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/36	780	819
[1]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/37	800	829
[18]	Belton Independent School District GO	5.000%	2/15/28	540	567
[18]	Belton Independent School District GO	5.000%	2/15/29	645	684
[18]	Belton Independent School District GO	5.000%	2/15/30	555	594
[18]	Belton Independent School District GO	5.000%	2/15/31	520	561
[18]	Belton Independent School District GO	5.000%	2/15/33	385	413
[18]	Belton Independent School District GO	5.000%	2/15/36	740	782
[18]	Belton Independent School District GO	4.000%	2/15/37	570	528
[18]	Belton Independent School District GO	4.000%	2/15/38	875	792
[18]	Belton Independent School District GO	4.000%	2/15/39	910	816
	Bexar County Hospital District GO	5.000%	2/15/25	1,730	1,752
	Bexar County Hospital District GO	5.000%	2/15/26	2,220	2,271
	Bexar County Hospital District GO	5.000%	2/15/31	1,895	1,913
	Bexar County Hospital District GO	5.000%	2/15/32	2,750	2,774
	Bexar County Hospital District GO	5.000%	2/15/37	500	525
	Bexar County Hospital District GO	5.000%	2/15/38	500	518
	Bexar County Hospital District GO	5.000%	2/15/39	865	892
	Bexar County Hospital District GO	5.000%	2/15/40	1,250	1,283
	Bexar County Hospital District GO	5.000%	2/15/41	2,000	2,045
	Bexar County Hospital District GO	5.000%	2/15/42	1,500	1,527
	Bexar County Hospital District GO	5.000%	2/15/43	1,500	1,523
	Bexar County TX GO	5.000%	6/15/27	5,000	5,129
	Bexar County TX GO	5.000%	6/15/28	4,370	4,487
	Bexar County TX GO	4.000%	6/15/34	2,000	1,911
	Bexar County TX GO	4.000%	6/15/34	1,260	1,208
	Bexar County TX GO	4.000%	6/15/35	3,565	3,412
	Bexar County TX GO	5.000%	6/15/36	3,550	3,632
	Bexar County TX GO	4.000%	6/15/37	3,315	3,003
	Bexar County TX GO	4.000%	6/15/38	2,860	2,575
	Birdville Independent School District GO	5.000%	2/15/42	2,400	2,485
	Birdville Independent School District GO	5.000%	2/15/44	2,000	2,061
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	13,850	9,702
[18]	Bridge City Independent School District GO	5.000%	2/15/39	1,870	1,934
[18]	Bridge City Independent School District GO	4.000%	2/15/41	1,220	1,074
[18]	Brock Independent School District GO	5.000%	8/15/40	1,500	1,550
[18]	Brock Independent School District GO	5.000%	8/15/41	2,000	2,059
[18]	Brock Independent School District GO	5.000%	8/15/42	1,880	1,927
[18]	Brock Independent School District GO	5.000%	8/15/43	2,000	2,045
[18]	Brock Independent School District GO AMT	5.000%	8/15/37	1,000	1,049
	Brownwood Independent School District GO	5.000%	2/15/30	800	852
	Brownwood Independent School District GO	5.000%	2/15/40	4,325	4,466
	Brownwood Independent School District GO	5.000%	2/15/41	4,625	4,754
	Brownwood Independent School District GO	4.000%	2/15/43	4,590	3,973
[18]	Caddo Mills Independent School District GO	5.000%	2/15/37	1,000	1,050
[18]	Caddo Mills Independent School District GO	5.000%	2/15/40	1,050	1,083
[18]	Caddo Mills Independent School District GO	5.000%	2/15/41	1,100	1,131

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Caddo Mills Independent School District GO	5.000%	2/15/42	1,200	1,229
[18]	Caddo Mills Independent School District GO	5.000%	2/15/43	2,435	2,488
	Calallen Independent School District GO	5.000%	2/15/39	2,165	2,255
	Calallen Independent School District GO	5.000%	2/15/40	1,000	1,037
	Calallen Independent School District GO	5.000%	2/15/41	1,280	1,322
	Calallen Independent School District GO	5.000%	2/15/42	1,000	1,028
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	0.700%	6/1/24	3,330	3,241
[4,6]	Capital Area Housing Finance Corp. Multi Family Housing Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	23,750	23,750
[18]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/38	1,000	784
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/40	10,000	10,357
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/41	12,820	13,224
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/42	13,225	13,573
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/43	7,260	7,432
	Celina Independent School District GO	5.000%	2/15/37	500	530
	Celina Independent School District GO	5.000%	2/15/38	630	659
	Celina Independent School District GO	5.000%	2/15/39	1,000	1,039
	Celina Independent School District GO	5.000%	2/15/42	1,000	1,029
	Celina Independent School District GO	5.000%	2/15/43	675	694
	Celina TX GO	5.000%	9/1/36	500	528
	Celina TX GO	4.000%	9/1/38	740	676
	Celina TX GO	4.000%	9/1/39	4,050	3,635
	Celina TX GO	4.000%	9/1/40	1,400	1,242
	Celina TX GO	4.000%	9/1/41	2,000	1,754
	Celina TX GO	4.000%	9/1/42	3,525	3,048
[4]	Celina TX Special Assessment Revenue	4.375%	9/1/30	324	308
[4]	Celina TX Special Assessment Revenue	3.250%	9/1/32	248	195
[4]	Celina TX Special Assessment Revenue	5.500%	9/1/42	1,000	929
[4]	Celina TX Special Assessment Revenue	5.125%	9/1/43	1,012	901
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,180	1,181
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/25	4,650	4,389
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,359
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/26	6,490	5,890
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/27	7,850	6,823
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	2,900	2,946
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	6,610	6,715
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/28	6,500	5,414
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,275	1,294
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/29	5,220	4,156
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,580	1,643
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	785	809
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	800	832
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/30	4,355	3,305
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,000	1,013
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,865	1,946
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	825	853
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	600	626
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/31	4,880	3,530
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,275	1,289
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,420	1,481
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/31	1,030	1,065
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,985	2,006
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	1,000	1,033
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/32	750	789
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	4,000	2,622
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,170	1,139
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/33	1,070	1,033
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,310	1,324
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,000	1,048
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/34	4,000	2,493
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,080	1,047
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/34	1,150	1,105
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,355	1,369
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	750	785
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/35	4,950	2,918
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,135	1,079
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/35	1,185	1,137
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	2,000	2,018

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	1,025	1,062
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/35	675	703
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	945	895
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	800	828
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/37	5,525	2,817
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,000	1,855
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	2,405	2,202
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/37	1,000	1,025
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/38	3,500	1,644
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,510	2,241
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	5,000	5,056
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/38	1,650	1,671
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/39	4,500	1,977
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	5,000	4,464
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/39	2,600	2,286
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/39	1,955	1,972
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/40	5,700	2,341
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	5,000	4,413
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	2,700	2,345
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	1,000	775
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	18,000	15,240
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	5,350	5,371
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,440	1,465
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,245	1,266
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,500	2,543
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	2,000	2,034
[12]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	3,500	2,845
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	4,100	4,090
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	10,385	10,338
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	36,165	35,712
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	15,000	15,050
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	40,730	40,075
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	54,915	53,877
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	16,120	15,993
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	32,525	32,647
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	12,555	9,403
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,045	5,705
[18]	Channelview Independent School District GO	2.000%	8/15/40	1,000	610
[18]	Clear Creek Independent School District GO	5.000%	2/15/31	3,750	3,813
[18]	Clear Creek Independent School District GO PUT	0.280%	8/15/24	3,165	3,065
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/30	385	390
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/31	435	440
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/32	355	342
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/33	815	780
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/33	535	494
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/34	1,155	1,096
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/34	555	506
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/35	400	376
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/35	410	369
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/36	500	462
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/37	785	676
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/38	1,090	920
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/39	1,130	940
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/40	1,180	968
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/41	1,225	991
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	1,275	1,014
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/42	3,860	3,245
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	5.000%	8/15/31	575	618
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/33	1,110	1,085
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/34	950	917
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/35	1,100	1,049
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/37	1,000	918
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/38	1,400	1,264
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/39	1,500	1,340
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/40	1,500	1,326
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/41	1,400	1,225
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue (IDEA Public Schools)	4.000%	8/15/42	1,400	1,211

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/32	1,765	1,832
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/33	2,010	2,079
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/35	1,125	1,150
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/36	1,170	1,203
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/37	1,250	1,269
[4,6]	Collin County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	26,975	26,975
	Collin County TX GO	5.000%	2/15/27	1,335	1,386
	Collin County TX GO	5.000%	2/15/33	2,000	2,104
	Collin County TX GO	4.000%	2/15/38	2,480	2,278
	Collin County TX GO	5.000%	2/15/38	2,880	3,005
	Collin County TX GO	4.000%	2/15/43	13,035	11,260
	Collin County TX GO AMT	5.000%	2/15/37	2,250	2,379
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/26	1,715	1,754
[18]	Comal Independent School District GO	5.000%	2/1/26	4,410	4,513
[18]	Comal Independent School District GO	5.000%	2/1/27	6,440	6,584
[18]	Comal Independent School District GO	5.000%	2/1/29	7,245	7,392
[18]	Comal Independent School District GO	5.000%	2/1/32	850	911
[18]	Comal Independent School District GO	4.000%	2/1/35	3,250	3,180
[18]	Comal Independent School District GO	4.000%	2/1/36	2,250	2,154
[18]	Comal Independent School District GO	3.000%	2/1/41	12,000	8,819
[18]	Community Independent School District GO	5.000%	2/15/37	1,205	1,269
[18]	Community Independent School District GO	5.000%	2/15/39	1,440	1,490
[18]	Community Independent School District GO	5.000%	2/15/42	1,935	1,985
[18]	Conroe Independent School District GO	5.000%	2/15/25	1,650	1,675
[5]	Conroe Independent School District GO	5.000%	2/15/27	1,410	1,463
[18]	Conroe Independent School District GO	3.000%	2/15/40	4,015	3,033
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/28	125	130
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/29	170	178
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/30	150	158
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/31	165	174
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/32	200	210
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/33	235	246
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/35	260	272
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/36	280	290
	Conroe TX GO	5.000%	11/15/26	980	1,014
	Conroe TX GO	5.000%	11/15/27	1,035	1,084
	Conroe TX GO	5.000%	11/15/28	1,720	1,821
	Conroe TX GO	5.000%	3/1/34	300	324
	Conroe TX GO	5.000%	11/15/34	240	259
	Conroe TX GO	5.000%	3/1/35	435	466
	Conroe TX GO	5.000%	11/15/35	210	225
	Conroe TX GO	5.000%	3/1/36	465	493
	Conroe TX GO	5.000%	11/15/36	420	445
	Conroe TX GO	4.000%	3/1/37	905	834
	Conroe TX GO	4.000%	11/15/37	915	830
	Conroe TX GO	4.125%	11/15/38	955	849
	Conroe TX GO	5.000%	11/15/39	450	465
	Conroe TX GO	5.000%	11/15/40	630	647
	Conroe TX GO	4.250%	3/1/41	1,135	1,018
	Conroe TX GO	5.000%	11/15/42	475	485
[18]	Coppell Independent School District GO	5.000%	8/15/26	1,345	1,389
[18]	Coppell Independent School District GO	5.000%	8/15/39	1,000	1,042
[18]	Coppell Independent School District GO	4.000%	8/15/42	1,000	871
[18]	Corpus Christi Independent School District GO	4.000%	8/15/33	3,500	3,446
[18]	Corpus Christi Independent School District GO	4.000%	8/15/35	2,000	1,921
[18]	Corpus Christi Independent School District GO	4.000%	8/15/42	3,880	3,368
	Corpus Christi TX GO	5.000%	3/1/25	2,190	2,222
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/33	500	535
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	830	877
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/35	1,100	1,176
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/36	1,500	1,588
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,800	1,867
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/37	1,370	1,434
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/38	1,000	1,037
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	2,000	2,041
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/39	1,870	1,925
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/40	1,500	1,539

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/41	1,650	1,671
[18]	Cotulla TX Independent School District GO	5.000%	2/15/29	715	758
[18]	Cotulla TX Independent School District GO	5.000%	2/15/30	1,000	1,067
[18]	Crandall Independent School District GO	4.000%	8/15/41	1,170	1,033
[18]	Crandall Independent School District GO	4.000%	8/15/42	805	707
[18]	Crosby Independent School District GO	5.000%	2/15/37	1,250	1,322
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,015	5,090
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/34	2,000	2,156
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/35	2,750	2,952
	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	7,370	6,425
[12]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	1,000	1,069
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	2,280	2,326
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	2,500	2,289
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/37	3,010	2,741
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	7,975	8,055
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	11,500	11,616
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,300	1,332
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/25	6,555	6,195
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	0.000%	1/1/26	3,070	2,763
	Dallas County Hospital District GO	5.000%	8/15/27	7,030	7,278
	Dallas County Hospital District GO	5.000%	8/15/31	15,395	15,988
	Dallas County Hospital District GO	5.000%	8/15/32	14,520	15,059
	Dallas County TX GO	5.000%	8/15/40	3,560	3,703
	Dallas County Utility & Reclamation District GO	5.000%	2/15/24	8,000	8,020
	Dallas County Utility & Reclamation District GO	5.000%	2/15/25	8,390	8,493
	Dallas County Utility & Reclamation District GO	5.000%	2/15/26	8,060	8,207
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	8,265	8,473
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	2,695	2,786
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	8,765	9,236
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/28	2,235	2,235
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	6,000	6,371
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	8,000	8,495
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/29	14,950	14,950
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	12,545	12,545
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	10,250	9,908
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	15,210	14,615
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	7,500	7,207
[1]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	23,500	22,581
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	2,250	2,362
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/37	3,125	2,905
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/37	2,000	2,076
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/38	1,165	1,070
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	1,750	1,800
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	2,750	2,816
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/40	5,000	3,650
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,500	2,536
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	2,605	2,645
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,965	4,009
[18]	Dallas Independent School District GO	5.000%	2/15/36	3,750	3,989
[18]	Dallas Independent School District GO	3.000%	2/15/37	2,125	1,712
[18]	Dallas Independent School District GO	5.000%	2/15/37	3,250	3,422
[18]	Dallas Independent School District GO	5.000%	2/15/38	3,000	3,138
[18]	Dallas Independent School District GO	5.000%	2/15/39	4,000	4,169
	Dallas TX GO	5.000%	2/15/29	3,800	4,017
	Dallas TX GO	5.000%	2/15/30	4,500	4,785
	Dallas TX GO	5.000%	2/15/43	6,465	6,545
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/28	1,210	1,175
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/29	2,200	2,122
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/30	1,750	1,674
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/31	1,750	1,653
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/32	1,445	1,348
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/33	1,280	1,187
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/34	1,750	1,606
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/35	1,780	1,576
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/36	1,000	864
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/37	1,750	1,471
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	150	150

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,000	2,044
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	3,910	3,992
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,000	1,967
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/36	5,010	5,085
[18]	Del Valle Independent School District TX GO	5.000%	6/15/35	2,230	2,378
[18]	Del Valle Independent School District TX GO	5.000%	6/15/36	2,250	2,376
[18]	Del Valle Independent School District TX GO	4.000%	6/15/37	1,915	1,764
[18]	Del Valle Independent School District TX GO	4.000%	6/15/38	2,500	2,283
[18]	Del Valle Independent School District TX GO	2.000%	6/15/39	4,250	2,690
[18]	Del Valle Independent School District TX GO	4.000%	6/15/39	3,850	3,492
[18]	Del Valle Independent School District TX GO	2.000%	6/15/40	1,600	986
[18]	Del Valle Independent School District TX GO	2.000%	6/15/41	1,500	899
	Denton County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/25	1,750	1,759
	Denton County TX GO	5.000%	7/15/25	1,830	1,863
[18]	Denton Independent School District GO	5.000%	8/15/30	7,775	7,966
[18]	Denton Independent School District GO	5.000%	8/15/37	1,360	1,388
[18]	Denton Independent School District GO	5.000%	8/15/37	1,385	1,467
[18]	Denton Independent School District GO	5.000%	8/15/38	1,920	2,017
[18]	Denton Independent School District GO	5.000%	8/15/39	4,130	4,319
[18]	Denton Independent School District GO	5.000%	8/15/40	3,705	3,858
[18]	Denton Independent School District GO	5.000%	8/15/41	2,965	3,075
[18]	Denton Independent School District GO	5.000%	8/15/42	6,350	6,552
[18]	Denton Independent School District GO	3.000%	8/15/43	2,500	1,748
[18]	Denton Independent School District GO, Prere.	5.000%	8/15/25	2,150	2,193
	Denton TX GO	4.000%	2/15/39	3,605	3,272
	Denton TX GO	4.000%	2/15/40	2,560	2,296
	Denton TX GO	4.000%	2/15/40	6,995	6,261
	Denton TX GO	4.000%	2/15/41	7,275	6,463
	Denton TX GO	4.000%	2/15/42	2,675	2,345
	Denton TX GO	4.000%	2/15/42	2,285	2,003
	Denton TX GO	4.000%	2/15/43	7,880	6,857
	Denton TX GO	4.000%	2/15/43	2,240	1,951
	Denton TX Utility System Water Revenue	5.000%	12/1/31	2,000	2,021
[18]	Dickinson Independent School District GO	5.000%	2/15/37	2,375	2,511
[18]	Dickinson Independent School District GO	5.000%	2/15/38	3,750	3,922
[18]	Dickinson Independent School District GO	4.000%	2/15/41	3,175	2,785
[18]	Dickinson Independent School District GO	4.000%	2/15/43	3,460	3,001
[18]	Donna Independent School District GO	5.000%	2/15/37	760	804
[18]	Donna Independent School District GO	5.000%	2/15/38	1,605	1,677
[18]	Donna Independent School District GO	5.000%	2/15/39	950	990
[18]	Donna Independent School District GO	5.000%	2/15/42	750	772
[18]	Duncanville TX Independent School District GO, Prere.	5.000%	2/15/25	10,785	10,928
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/35	1,300	1,271
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/36	1,350	1,283
[18]	Eagle Brook Meadows Metropolitan District No. 3 GO	3.000%	8/15/37	2,250	1,801
[18]	Eanes Independent School District GO	5.000%	8/1/39	1,290	1,342
	Ector County Hospital District GO	5.000%	9/15/28	1,100	1,100
	Ector County Hospital District GO	5.000%	9/15/29	780	779
	Ector County Hospital District GO	5.000%	9/15/30	850	848
	Ector County Hospital District GO	5.000%	9/15/32	1,750	1,738
	Ector County Hospital District GO	4.000%	9/15/35	1,400	1,207
	El Paso County Hospital District GO	5.000%	8/15/24	1,000	1,005
[18]	El Paso Independent School District GO	5.000%	8/15/35	5,380	5,501
[18]	El Paso Independent School District GO	5.000%	8/15/36	5,000	5,103
[18]	El Paso Independent School District GO	5.000%	8/15/37	3,050	3,107
[18]	El Paso Independent School District GO	5.000%	8/15/38	1,700	1,730
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	2,150	2,136
	El Paso TX GO	5.000%	8/15/27	1,000	1,027
	El Paso TX GO	5.000%	8/15/28	1,000	1,052
	El Paso TX GO	5.000%	8/15/28	1,440	1,515
	El Paso TX GO	5.000%	8/15/28	600	631
	El Paso TX GO	5.000%	8/15/29	1,395	1,478
	El Paso TX GO	5.000%	8/15/29	785	832
	El Paso TX GO	5.000%	8/15/29	1,005	1,030
	El Paso TX GO	5.000%	8/15/29	700	742
	El Paso TX GO	4.000%	8/15/30	3,480	3,351
	El Paso TX GO	5.000%	8/15/30	1,050	1,111

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	El Paso TX GO	5.000%	8/15/30	840	896
	El Paso TX GO	5.000%	8/15/30	545	581
	El Paso TX GO	5.000%	8/15/31	4,050	4,140
	El Paso TX GO	5.000%	8/15/32	3,625	3,700
	El Paso TX GO	5.000%	8/15/32	1,025	1,080
	El Paso TX GO	5.000%	8/15/32	680	717
	El Paso TX GO	3.000%	8/15/33	375	317
	El Paso TX GO	5.000%	8/15/33	1,300	1,367
	El Paso TX GO	5.000%	8/15/33	1,500	1,577
	El Paso TX GO	3.000%	8/15/34	710	589
	El Paso TX GO	4.000%	8/15/34	435	416
	El Paso TX GO	5.000%	8/15/34	4,570	4,646
	El Paso TX GO	3.000%	8/15/35	430	349
	El Paso TX GO	4.000%	8/15/35	1,000	944
	El Paso TX GO	4.000%	8/15/35	1,075	1,015
	El Paso TX GO	4.000%	8/15/35	450	425
	El Paso TX GO	5.000%	8/15/35	4,795	4,864
	El Paso TX GO	5.000%	8/15/35	1,150	1,167
	El Paso TX GO	3.000%	8/15/36	485	383
	El Paso TX GO	4.000%	8/15/36	1,010	933
	El Paso TX GO	4.000%	8/15/36	1,000	924
	El Paso TX GO	4.000%	8/15/36	500	462
	El Paso TX GO	5.000%	8/15/36	4,005	4,048
	El Paso TX GO	5.000%	8/15/36	5,035	5,090
	El Paso TX GO	4.000%	8/15/37	500	451
	El Paso TX GO	4.000%	8/15/37	1,110	1,002
	El Paso TX GO	4.000%	8/15/37	680	614
	El Paso TX GO	3.000%	8/15/38	720	541
	El Paso TX GO	4.000%	8/15/38	1,155	1,024
	El Paso TX GO	4.000%	8/15/38	1,000	887
	El Paso TX GO	3.000%	8/15/39	1,575	1,165
	El Paso TX GO	4.000%	8/15/39	1,000	874
	El Paso TX GO	4.000%	8/15/40	1,000	859
	El Paso TX GO	5.000%	8/15/42	9,500	9,510
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	2,655	2,688
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/33	2,100	2,059
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/33	2,750	2,895
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/34	1,700	1,657
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/34	3,530	3,710
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/35	4,560	4,771
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/37	5,000	5,158
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/38	5,980	6,103
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	15,000	12,863
[18]	Forney Independent School District GO	4.000%	8/15/34	2,355	2,308
[18]	Forney Independent School District GO	3.000%	8/15/35	4,910	4,115
[18]	Forney Independent School District GO	5.000%	8/15/35	2,700	2,876
[18]	Forney Independent School District GO	3.000%	8/15/36	5,375	4,383
[18]	Forney Independent School District GO	3.000%	2/15/39	1,000	770
[18]	Forney Independent School District GO	5.000%	8/15/39	1,200	1,245
[18]	Forney Independent School District GO	5.000%	8/15/40	10,745	11,079
[18]	Forney Independent School District GO	5.000%	8/15/40	1,205	1,245
[1]	Forney Independent School District GO	0.000%	8/15/41	1,000	389
[18]	Forney Independent School District GO	4.000%	8/15/41	8,000	6,999
[18]	Forney Independent School District GO	5.000%	8/15/41	1,380	1,421
[18]	Forney Independent School District GO	4.000%	8/15/42	8,000	6,940
[18]	Forney Independent School District GO	5.000%	8/15/42	1,000	1,026
[1]	Forney Independent School District GO	0.000%	8/15/43	1,000	344
[18]	Forney Independent School District GO	5.000%	8/15/43	2,000	2,048
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	360	341
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	235	220
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	720	664
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	335	309
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/30	720	651
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	500	445
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/31	780	694
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	580	505
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/32	340	296

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	400	341
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/33	820	700
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	450	379
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/34	870	733
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	1,575	1,229
[1]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/37	435	339
	Fort Bend County TX GO	5.000%	3/1/28	5,000	5,053
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/31	1,315	1,405
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	2,995	2,041
[18]	Fort Bend Independent School District GO	5.000%	2/15/26	7,870	8,074
[18]	Fort Worth Independent School District GO	4.000%	2/15/42	2,000	1,772
	Fort Worth TX Drainage Utility System Sewer Revenue	4.000%	2/15/30	2,875	2,865
	Fort Worth TX GO	5.000%	3/1/28	3,875	3,962
	Fort Worth TX GO	4.000%	3/1/41	4,680	4,048
	Fort Worth TX GO	4.000%	3/1/43	11,405	9,705
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/28	5,760	6,063
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/36	4,370	4,176
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/38	3,785	3,495
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/39	2,550	1,599
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/39	4,980	4,544
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/40	2,600	1,573
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/41	1,655	966
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/42	2,710	1,534
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/42	3,970	3,500
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/43	19,450	17,000
[18]	Frenship Independent School District GO	3.000%	2/15/34	1,585	1,369
[18]	Frenship Independent School District GO	3.000%	2/15/35	1,225	1,040
[18]	Frenship Independent School District GO	3.000%	2/15/36	1,000	829
[18]	Frenship Independent School District GO	3.000%	2/15/38	1,000	784
[18]	Friendswood Independent School District GO	4.000%	2/15/29	800	796
[18]	Friendswood Independent School District GO	4.000%	2/15/30	950	942
[18]	Frisco Independent School District GO	5.000%	8/15/25	4,545	4,637
[18]	Frisco Independent School District GO	5.000%	8/15/25	2,000	2,040
[18]	Frisco Independent School District GO	5.000%	8/15/26	3,430	3,537
[18]	Frisco Independent School District GO	5.000%	8/15/26	1,265	1,293
[18]	Frisco Independent School District GO	5.000%	8/15/27	3,635	3,769
[18]	Frisco Independent School District GO	4.000%	8/15/30	4,075	4,049
[18]	Frisco Independent School District GO	4.000%	8/15/33	4,500	4,398
[18]	Frisco Independent School District GO	4.000%	8/15/34	1,300	1,251
[18]	Frisco Independent School District GO	4.000%	8/15/34	4,735	4,615
[18]	Frisco Independent School District GO	3.000%	2/15/37	2,500	2,039
	Frisco TX GO	5.000%	2/15/26	2,790	2,824
	Frisco TX GO	5.000%	2/15/27	5,475	5,616
	Frisco TX GO	5.000%	2/15/29	2,505	2,573
	Frisco TX GO	5.000%	2/15/30	7,390	7,828
	Frisco TX GO	4.000%	2/15/39	6,385	5,658
	Frisco TX GO	4.000%	2/15/40	5,680	4,981
	Frisco TX GO	4.000%	2/15/41	1,145	998
	Frisco TX GO	4.000%	2/15/43	4,010	3,442
[18]	Galena Park Independent School District GO	5.000%	8/15/25	1,415	1,441
[18]	Galena Park Independent School District GO	5.000%	8/15/26	1,050	1,084
[18]	Galena Park Independent School District GO	5.000%	8/15/27	1,825	1,907
[18]	Galena Park Independent School District GO	5.000%	8/15/28	1,825	1,919
[18]	Galena Park Independent School District GO	5.000%	8/15/36	2,850	2,948
[18]	Galena Park Independent School District GO	5.000%	8/15/37	2,830	2,908
	Galveston County TX GO	4.000%	2/1/26	1,575	1,577
	Galveston County TX GO	4.000%	2/1/27	1,565	1,569
	Galveston County TX GO	4.000%	2/1/28	1,470	1,471
	Galveston County TX GO	4.000%	2/1/29	1,055	1,052
	Galveston County TX GO	5.000%	2/1/30	1,195	1,244
	Galveston County TX GO	4.000%	2/1/32	1,195	1,174
[18]	Galveston Independent School District GO	5.000%	2/1/27	845	876
[18]	Galveston Independent School District GO	5.000%	2/1/28	850	893
[18]	Galveston Independent School District GO	5.000%	2/1/29	800	848
[18]	Galveston Independent School District GO	5.000%	2/1/33	725	771
[18]	Galveston Independent School District GO	5.000%	2/1/34	1,000	1,062
[18]	Galveston Independent School District GO	5.000%	2/1/35	1,225	1,296

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	Galveston Independent School District GO	5.000%	2/1/37	1,935	2,009
[18]	Galveston Independent School District GO	4.000%	2/1/39	7,450	6,721
[18]	Galveston Independent School District GO	4.000%	2/1/40	5,250	4,669
[18]	Galveston Independent School District GO	4.000%	2/1/41	5,000	4,396
[18]	Garland Independent School District GO	5.000%	2/15/33	1,405	1,471
[18]	Garland Independent School District GO	5.000%	2/15/36	685	735
[18]	Garland Independent School District GO	5.000%	2/15/38	1,165	1,219
[18]	Garland Independent School District GO	5.000%	2/15/39	1,250	1,302
[18]	Garland Independent School District GO	4.000%	2/15/40	1,375	1,216
[18]	Garland Independent School District GO	4.000%	2/15/42	2,190	1,901
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/28	3,990	4,139
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/30	1,280	1,332
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/31	1,095	1,140
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/32	1,355	1,410
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	2,010	2,093
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/33	1,000	1,017
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,250	1,300
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/34	1,000	1,016
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/35	1,000	951
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/35	1,115	1,155
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/36	1,000	1,031
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/37	1,250	1,017
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/37	4,000	3,651
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/37	1,000	1,023
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/26	400	411
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/28	500	522
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/29	620	650
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/36	565	588
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/37	1,210	1,247
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/39	1,290	1,314
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/41	2,485	2,511
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/42	1,360	1,367
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/43	2,060	2,066
[18]	Godley Independent School District GO	3.000%	2/15/40	1,000	750
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/36	1,500	1,606
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/38	1,250	1,303
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/26	1,200	1,090
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/31	2,990	3,159
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/32	5,740	6,089
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/33	18,120	19,285
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	2,135	2,214
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	5,075	5,194
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	10,700	10,659
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	21,535	22,292
[18]	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	3,315	3,367
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/29	450	472
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/30	475	499
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/31	500	527
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/33	800	844
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/34	1,635	1,725
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/35	1,220	1,280
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/36	2,045	1,931
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/37	3,740	3,453
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/38	3,895	3,517
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/39	2,555	2,269
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/40	1,820	1,595
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/41	2,765	2,395
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/38	1,270	1,302
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/39	1,000	1,021
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/40	3,400	3,449
	Gregory-Portland Independent School District GO	5.000%	2/15/40	6,240	6,447
	Gregory-Portland Independent School District GO	5.000%	2/15/41	6,395	6,578
	Gregory-Portland Independent School District GO	4.000%	2/15/43	8,650	7,479
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/31	125	120
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/32	100	96
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/33	140	133
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/34	170	162

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/35	110	104
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/37	1,940	1,788
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/25	430	424
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	475	484
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/28	495	505
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/30	750	768
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/31	225	213
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/32	595	560
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/33	420	393
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/34	325	303
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/35	675	624
[3]	Gulfgate Redevelopment Authority Tax Allocation Revenue	4.000%	9/1/37	780	694
[1]	Harlandale Independent School District GO PUT	2.000%	8/15/24	2,035	2,001
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/26	1,050	1,080
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/27	1,000	1,038
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/28	1,045	1,083
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/29	1,205	1,245
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/31	1,500	1,545
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	2,725	2,632
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	8,415	7,972
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/35	1,300	1,215
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	3,110	3,154
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	3,010	3,134
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,340	7,437
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	3,500	3,659
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,185	2,214
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	4,000	2,954
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,708
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	3,861
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/31	5,000	5,313
[2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, 70% of SOFR + 0.730%	4.440%	11/15/46	2,500	2,496
	Harris County Flood Control District GO	4.000%	10/1/37	4,400	4,103
	Harris County Flood Control District GO	4.000%	10/1/39	7,790	7,080
	Harris County Flood Control District GO	5.250%	10/1/39	2,500	2,640
	Harris County Flood Control District GO	5.250%	10/1/40	2,375	2,498
	Harris County Flood Control District GO	4.000%	9/15/41	1,520	1,346
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	2,000	2,015
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/29	10,000	10,170
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/32	5,015	5,206
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/35	4,115	3,955
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/37	1,640	1,514
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	1,860	1,882
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	62,510	58,328
[1]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/39	1,125	820
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/44	3,695	3,120
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/35	1,685	1,611
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/36	2,165	2,026
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,010	1,837
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	2,810	2,524
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	2,280	2,022
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/40	3,110	2,711
	Harris County TX GO	5.000%	10/1/25	5,755	5,872
	Harris County TX GO	5.000%	10/1/25	8,180	8,346
	Harris County TX GO	5.000%	9/15/27	950	993
	Harris County TX GO	5.000%	10/1/27	6,335	6,445
	Harris County TX GO	5.000%	10/1/27	7,415	7,755
	Harris County TX GO	5.000%	9/15/28	525	555
	Harris County TX GO	5.000%	10/1/28	6,660	6,777
	Harris County TX GO	5.000%	9/15/29	1,635	1,741
	Harris County TX GO	5.000%	10/1/29	6,490	6,600
	Harris County TX GO	5.000%	10/1/29	665	708
	Harris County TX GO	5.000%	10/1/30	5,405	5,484
	Harris County TX GO	5.000%	10/1/30	4,000	4,166
	Harris County TX GO	5.000%	10/1/30	800	859
	Harris County TX GO	5.000%	10/1/34	2,700	2,799
	Harris County TX GO	5.000%	10/1/35	4,215	4,277

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX GO	4.000%	10/1/36	690	654
	Harris County TX GO	4.000%	10/1/37	765	709
	Harris County TX GO	4.000%	9/15/39	2,250	2,023
	Harris County TX GO	4.000%	9/15/40	1,500	1,336
	Harris County TX GO	5.000%	10/1/40	17,000	17,111
	Harris County TX GO	4.000%	9/15/42	1,000	870
	Harris County TX GO	4.000%	9/15/43	1,300	1,123
	Harris County TX Highway Revenue	5.000%	8/15/26	3,010	3,105
	Harris County TX Highway Revenue	5.000%	8/15/32	4,235	4,324
	Harris County TX Highway Revenue	5.000%	8/15/34	3,120	3,151
	Harris County TX Highway Revenue	5.000%	8/15/35	1,000	1,009
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	5,860	5,896
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/23	2,030	2,026
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	2,025	2,032
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	1,000	1,004
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	1,000	1,004
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	1,530	1,533
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/28	2,880	2,234
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	5,160	5,177
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/29	5,200	3,811
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	12,015	12,049
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/30	6,325	4,377
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	5,025	5,039
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/31	2,500	1,631
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/23	5,220	5,211
	Hays Consolidated Independent School District GO	5.000%	2/15/41	4,150	4,283
	Hays Consolidated Independent School District GO	5.000%	2/15/42	4,000	4,113
	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,660	2,369
	Hays County TX GO	5.000%	2/15/26	1,145	1,173
	Hays County TX GO	5.000%	2/15/26	1,260	1,293
	Hays County TX GO	5.000%	2/15/27	1,105	1,148
	Hays County TX GO	5.000%	2/15/28	1,010	1,045
	Hays County TX GO	5.000%	2/15/28	1,695	1,754
	Hays County TX GO	5.000%	2/15/29	1,830	1,890
	Hays County TX GO	5.000%	2/15/29	1,615	1,665
	Hays County TX GO	5.000%	2/15/30	1,760	1,810
	Hays County TX GO	5.000%	2/15/30	2,175	2,241
	Hays County TX GO	5.000%	2/15/31	3,235	3,328
	Hays County TX GO	5.000%	2/15/31	1,590	1,636
	Hays County TX GO	5.000%	2/15/32	1,800	1,849
	Hays County TX GO	5.000%	2/15/34	1,035	1,058
	Hays County TX GO	3.000%	2/15/38	1,565	1,167
	Hays County TX GO	3.000%	2/15/40	1,075	783
	Hays County TX GO	3.000%	2/15/41	1,365	980
[4]	Hays County TX Special Assessment Revenue	3.250%	9/15/30	255	212
[4]	Hays County TX Special Assessment Revenue	3.750%	9/15/40	580	425
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/37	350	360
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/38	315	321
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/41	1,000	882
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/44	1,300	1,137
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	500	505
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/30	960	955
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	500	504
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/31	1,475	1,462
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	450	453
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/32	1,000	988
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	620	621
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/33	1,250	1,228
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	925	919
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/34	1,350	1,312
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,600	1,381
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	823
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	796
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	821
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/42	2,425	741
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/43	2,835	810
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/44	2,000	535

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hidalgo County TX GO	4.000%	8/15/35	1,450	1,370
	Hidalgo County TX GO	4.000%	8/15/36	1,000	931
	Hidalgo County TX GO	4.000%	8/15/38	1,065	954
[14]	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.000%	10/1/24	1,880	1,862
[18]	Houston Independent School District GO	5.000%	2/15/26	1,905	1,956
[18]	Houston Independent School District GO	5.000%	2/15/27	10,605	10,854
[18]	Houston Independent School District GO	5.000%	2/15/28	22,185	23,062
[18]	Houston Independent School District GO	4.000%	2/15/32	4,000	3,925
[18]	Houston Independent School District GO	5.000%	2/15/34	1,255	1,294
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	4,695	4,830
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,710	3,852
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,955	3,103
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	4,050	4,309
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	3,095	3,208
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	3,110	3,223
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,500	5,691
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	4,450	4,591
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	10,000	10,262
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	5,500	5,604
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,675	3,804
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/26	3,095	3,203
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	1,635	1,712
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/29	1,100	1,168
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	15,195	15,555
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/33	10,000	10,264
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/34	1,235	1,206
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,800	3,822
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	1,500	1,588
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	3,000	3,053
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/35	870	831
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	36,790	37,316
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/36	1,000	935
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	2,500	2,523
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	8,185	8,436
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/37	1,900	1,435
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	1,585	1,175
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	2,600	1,895
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,018
	Houston TX GO	5.000%	3/1/25	1,600	1,624
	Houston TX GO	5.000%	3/1/26	10,000	10,256
	Houston TX GO	5.000%	3/1/27	9,800	10,025
	Houston TX GO	5.000%	3/1/27	6,025	6,247
	Houston TX GO	5.000%	3/1/28	10,025	10,375
	Houston TX GO	5.000%	3/1/29	6,000	6,213
	Houston TX GO	5.000%	3/1/31	5,195	5,285
	Houston TX GO	5.000%	3/1/32	3,840	3,903
	Houston TX GO	5.000%	3/1/32	1,050	1,134
	Houston TX GO	4.000%	3/1/33	5,000	4,905
	Houston TX GO	5.000%	3/1/33	1,105	1,122
	Houston TX GO	5.000%	3/1/33	1,000	1,085
	Houston TX GO	4.000%	3/1/34	580	571
	Houston TX GO	4.000%	3/1/35	3,000	2,875
	Houston TX GO	4.000%	3/1/35	665	649
	Houston TX GO	3.000%	3/1/36	1,015	805
	Houston TX GO	3.000%	3/1/37	3,500	2,673
	Houston TX GO	3.000%	3/1/38	3,250	2,412
	Houston TX GO	3.000%	3/1/39	2,500	1,851
	Houston TX GO	3.000%	3/1/40	2,000	1,462
	Houston TX GO	5.250%	3/1/40	1,800	1,898
	Houston TX GO	3.000%	3/1/41	3,170	2,276
	Houston TX GO	5.250%	3/1/43	2,300	2,394
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/26	1,650	1,661
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/28	2,425	2,440
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	1,520	1,529
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/29	440	438
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/30	440	437
	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/31	425	420

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Hotel Occupancy Tax Revenue	3.000%	9/1/33	315	270
[18]	Humble Independent School District GO	5.000%	2/15/35	3,995	4,297
[18]	Humble Independent School District GO	3.000%	2/15/41	2,990	2,196
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	14,250	14,694
[18]	Irving Independent School District GO	5.000%	2/15/27	1,615	1,676
[18]	Irving Independent School District GO	5.000%	2/15/39	4,400	4,572
[18]	Irving Independent School District GO	5.000%	2/15/40	4,840	5,002
[18]	Irving Independent School District GO	5.000%	2/15/41	4,000	4,112
[18]	Irving Independent School District GO	5.000%	2/15/42	8,890	9,095
[18]	Irving Independent School District GO	5.000%	2/15/43	3,820	3,901
	Irving TX GO	5.000%	9/15/26	1,940	1,998
	Irving TX GO	5.000%	9/15/27	2,020	2,104
	Irving TX GO	5.000%	9/15/36	1,135	1,207
	Irving TX GO	5.000%	9/15/39	1,315	1,367
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/27	120	120
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/28	145	145
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/29	155	155
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/30	200	200
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/31	145	145
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/32	150	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/33	150	149
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/34	150	150
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/35	175	174
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/36	250	244
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/37	250	239
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/38	300	282
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/39	300	279
[18]	Jacksboro Independent School District GO	5.000%	2/15/38	2,680	2,798
[18]	Jacksboro Independent School District GO	5.000%	2/15/39	2,820	2,931
[18]	Jacksboro Independent School District GO	5.000%	2/15/40	2,965	3,069
[18]	Jacksboro Independent School District GO	5.000%	2/15/41	3,115	3,210
[18]	Jarrell Independent School District GO	3.000%	8/15/39	1,775	1,356
[18]	Jarrell Independent School District GO	3.000%	8/15/40	2,200	1,643
	Jarrell Independent School District GO	5.000%	2/15/43	1,370	1,398
	Johnson City Independent School District GO	5.000%	2/15/39	1,835	1,907
	Johnson City Independent School District GO	5.000%	2/15/40	1,930	1,997
	Johnson City Independent School District GO	5.000%	2/15/41	2,025	2,087
	Johnson City Independent School District GO	5.000%	2/15/42	2,130	2,184
	Johnson City Independent School District GO	5.000%	2/15/43	2,240	2,292
	Johnson City Independent School District GO	5.000%	2/15/44	2,355	2,402
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/30	447	425
[4]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/43	1,250	1,119
[18]	Judson Independent School District GO	5.000%	2/1/25	1,070	1,085
[4]	Justin TX Special Assessment Revenue	3.000%	9/1/31	225	187
[4]	Justin TX Special Assessment Revenue	3.375%	9/1/41	475	341
[18]	Katy Independent School District GO	5.000%	2/15/25	2,560	2,600
[18]	Katy Independent School District GO	5.000%	2/15/34	7,560	7,734
[18]	Katy Independent School District GO	4.000%	2/15/39	1,000	897
[18]	Katy Independent School District GO	4.000%	2/15/40	1,250	1,114
[18]	Katy Independent School District GO	5.000%	2/15/40	3,180	3,297
[18]	Katy Independent School District GO	4.000%	2/15/41	1,025	908
[18]	Katy Independent School District GO	5.000%	2/15/41	4,500	4,651
[18]	Katy Independent School District GO	5.000%	2/15/42	5,000	5,144
[18]	Katy Independent School District GO	5.000%	2/15/43	3,000	3,079
[18]	Keller TX Independent School District GO	4.000%	8/15/29	2,900	2,869
	Kennedale Independent School District GO	4.000%	2/15/40	1,365	1,206
	Kennedale Independent School District GO	4.000%	2/15/41	1,445	1,266
	Kennedale Independent School District GO	4.000%	2/15/42	1,425	1,237
	Kennedale Independent School District GO	4.000%	2/15/43	1,140	984
[18]	Kilgore Independent School District GO	3.000%	2/15/39	4,455	3,413
	Killeen TX GO	4.000%	8/1/40	1,910	1,636
	Killeen TX GO	4.000%	8/1/43	6,915	5,726
[18]	Klein Independent School District GO	5.000%	8/1/35	2,000	2,050
[18]	Klein Independent School District GO	5.000%	8/1/37	3,000	3,054
[4]	Kyle TX Special Assessment Revenue	4.500%	9/1/33	504	473

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kyle TX Special Assessment Revenue	5.250%	9/1/43	1,542	1,387
[18]	La Porte Independent School District GO	5.000%	2/15/37	2,500	2,648
[18]	La Porte Independent School District GO	5.000%	2/15/38	2,000	2,096
[18]	La Porte Independent School District GO	5.000%	2/15/39	6,790	7,063
[18]	La Porte Independent School District GO	5.000%	2/15/40	2,750	2,848
[18]	La Porte Independent School District GO	5.000%	2/15/41	2,880	2,968
[18]	La Porte Independent School District GO	5.000%	2/15/42	3,015	3,092
[18]	La Porte Independent School District GO	5.000%	2/15/43	3,155	3,228
[18]	Lake Dallas Independent School District GO	4.000%	8/15/30	975	963
[18]	Lake Dallas Independent School District GO	4.000%	8/15/31	1,115	1,088
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	280	275
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	275	269
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	300	292
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/31	325	315
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/32	475	426
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	399
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/34	625	496
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	475	414
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	475	404
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/38	825	580
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/39	975	670
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/40	900	605
[4]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/32	400	370
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/25	5,060	5,133
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	4,500	4,553
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/26	2,020	2,070
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/28	4,220	4,375
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/34	2,585	2,644
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/38	2,000	1,568
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,532
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/39	5,000	5,201
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/40	7,000	7,250
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/41	9,000	9,276
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/42	10,000	10,263
	Lamar Consolidated Independent School District GO	4.000%	2/15/43	3,575	3,122
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	5,945	5,991
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/43	11,155	11,428
[18]	Lancaster TX Independent School District GO	4.000%	2/15/33	1,000	968
[18]	Lancaster TX Independent School District GO	4.000%	2/15/34	1,000	966
	Laredo College District GO Prere.	5.000%	8/1/24	2,000	2,016
	Laredo College District GO Prere.	5.000%	8/1/24	1,500	1,512
[18]	Laredo Independent School District GO	4.000%	8/1/29	2,000	1,962
[18]	Laredo Independent School District GO	4.000%	8/1/42	1,000	865
	Laredo TX GO	5.000%	2/15/37	1,000	1,053
	Laredo TX GO	5.000%	2/15/38	1,715	1,781
	Laredo TX GO	4.000%	2/15/39	3,085	2,772
	Laredo TX GO	4.000%	2/15/40	3,670	3,259
	Laredo TX GO	4.125%	2/15/41	2,340	2,092
	Laredo TX GO	4.125%	2/15/42	4,045	3,581
	Laredo TX GO	4.250%	2/15/43	3,270	2,926
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/34	300	295
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/35	235	229
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/36	550	523
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/39	625	557
[4]	Lavon TX Special Assessment Revenue	3.875%	9/15/32	537	450
[4]	Lavon TX Special Assessment Revenue	5.875%	9/15/42	1,108	1,060
[18]	Leander Independent School District GO	0.000%	8/16/24	8,500	8,226
[18]	Leander Independent School District GO	0.000%	8/16/25	10,000	9,275
	Leander Independent School District GO	5.000%	8/15/30	5,420	5,523
[18]	Leander Independent School District GO	3.000%	8/15/34	5,740	4,901
	Leander Independent School District GO	4.000%	2/15/39	4,090	3,673
	Leander Independent School District GO	4.000%	2/15/40	4,255	3,769
	Leander Independent School District GO	4.000%	2/15/41	10,410	9,141
	Leander Independent School District GO	5.000%	2/15/42	8,830	9,076
	Leander Independent School District GO	4.250%	2/15/43	4,000	3,605
[18]	Lewisville Independent School District GO	5.000%	8/15/27	2,500	2,610
	Lewisville TX GO	5.000%	2/15/28	3,290	3,452

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lewisville TX GO	5.000%	2/15/29	3,465	3,668
	Lewisville TX GO	4.000%	2/15/38	2,250	2,025
	Lewisville TX GO	4.000%	2/15/42	2,550	2,182
[18]	Liberty Hill Independent School District GO	5.000%	2/1/37	1,000	1,060
[18]	Liberty Hill Independent School District GO	5.000%	2/1/38	4,990	5,198
[18]	Liberty Hill Independent School District GO	5.000%	2/1/38	535	560
[18]	Liberty Hill Independent School District GO	5.000%	2/1/39	4,770	4,951
[18]	Liberty Hill Independent School District GO	3.000%	2/1/40	2,650	1,986
[18]	Liberty Hill Independent School District GO	5.000%	2/1/40	4,850	5,015
[18]	Liberty Hill Independent School District GO	5.000%	2/1/40	1,100	1,141
[18]	Liberty Hill Independent School District GO	3.000%	2/1/41	2,000	1,470
[18]	Liberty Hill Independent School District GO	5.000%	2/1/41	1,180	1,219
[18]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,945	1,995
[18]	Liberty Hill Independent School District GO	5.000%	2/1/42	1,605	1,650
[18]	Liberty Hill Independent School District GO	5.000%	2/1/43	1,600	1,642
[4]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/32	694	575
[4]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/32	211	179
	Lone Star College System GO	5.000%	2/15/28	4,045	4,259
	Lone Star College System GO	5.000%	2/15/29	2,505	2,663
[18]	Los Fresnos Consolidated Independent School District GO	5.000%	8/15/28	900	948
[3]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/35	9,730	10,252
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	2,855	2,473
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	12,070	12,332
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	2,275	2,309
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	5,300	5,313
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	4,500	4,511
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/28	2,750	2,860
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	4,470	4,480
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/29	2,500	2,615
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,635	1,644
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,375	1,393
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,750	1,819
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	1,350	1,423
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	1,420	1,427
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/32	2,250	2,335
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	3,000	3,107
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,245	1,297
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	2,010	2,065
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	4,250	4,390
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/34	1,500	1,557
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	3,065	3,137
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	4,500	4,626
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	1,250	1,290
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/35	2,500	2,581
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,060	1,077
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	2,400	2,441
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,512
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/38	1,870	1,921
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,009
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,635	8,675
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,000	1,019
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/39	2,190	2,239
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,710	2,711
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	2,570	2,603
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	17,345	17,347
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/40	2,000	2,035
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	13,475	13,409
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/41	1,000	1,014
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/42	2,000	2,019
[3]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/43	8,000	6,733
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/28	1,000	1,040
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/29	1,465	1,532
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/31	655	691
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/32	1,700	1,784
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/33	1,050	1,098
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/34	3,015	3,141
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/35	2,600	2,692

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp)	5.000%	5/15/36	5,250	5,388
	Lubbock County TX GO	4.000%	2/15/29	2,170	2,186
	Lubbock County TX GO	4.000%	2/15/30	2,260	2,277
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/34	1,825	1,744
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/35	4,415	4,159
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/36	3,620	3,326
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/37	7,510	6,037
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/38	3,420	3,001
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/39	1,000	865
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/39	3,640	3,642
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/40	10,095	7,477
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/40	3,820	3,795
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/41	4,500	3,809
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/41	4,010	3,963
[3]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/42	2,000	1,958
	Lubbock TX GO	4.000%	2/15/31	1,525	1,500
	Lubbock TX GO	4.000%	2/15/32	1,425	1,383
	Lubbock TX GO	4.000%	2/15/33	1,000	967
	Lubbock TX GO	4.000%	2/15/41	1,195	1,041
	Mainland College GO	4.000%	8/15/30	650	650
	Mainland College GO	4.000%	8/15/31	795	788
	Mainland College GO	4.000%	8/15/32	560	550
	Mainland College GO	4.000%	8/15/33	510	499
	Mainland College GO	4.000%	8/15/34	635	619
	Mainland College GO	4.000%	8/15/35	500	476
	Mainland College GO	4.000%	8/15/36	1,000	927
	Mainland College GO	4.000%	8/15/37	750	672
	Mainland College GO	4.000%	8/15/38	750	650
	Mainland College GO	4.000%	8/15/39	1,680	1,459
	Mainland College GO	4.000%	8/15/40	895	776
[18]	Malakoff Independent School District GO	2.000%	2/15/38	2,805	1,802
[18]	Malakoff Independent School District GO	2.000%	2/15/39	2,865	1,771
[18]	Malakoff Independent School District GO	2.000%	2/15/40	2,920	1,761
[18]	Malakoff Independent School District GO	2.000%	2/15/41	2,980	1,749
[18]	Manor Independent School District GO	5.000%	8/1/29	2,115	2,252
	Mansfield TX GO	5.000%	2/15/39	1,000	1,042
	Matagorda County Navigation District No. 1 Electric Power & Light Revenue	2.600%	11/1/29	10,000	8,524
[18]	McKinney Independent School District GO	5.000%	2/15/37	2,000	2,049
[18]	McKinney Independent School District GO	2.000%	2/15/40	2,000	1,236
[18]	McKinney Independent School District GO	2.000%	2/15/41	2,000	1,204
	McKinney TX GO	5.000%	8/15/33	275	297
	McKinney TX GO	3.500%	8/15/34	775	712
	McKinney TX GO	3.625%	8/15/35	780	711
	McKinney TX GO	3.750%	8/15/37	1,065	929
	McKinney TX GO	3.875%	8/15/39	1,830	1,571
	McKinney TX GO	3.875%	8/15/40	1,900	1,615
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/32	350	375
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/33	700	750
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/34	500	534
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/35	570	607
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/36	1,000	1,056
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/37	750	785
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/38	750	776
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/39	1,000	1,031
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/40	725	744
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/42	1,000	1,018
[18]	Medina Valley Independent School District GO	5.000%	2/15/41	8,390	8,648
[18]	Medina Valley Independent School District GO	5.000%	2/15/42	11,475	11,769
[18]	Medina Valley Independent School District GO	5.000%	2/15/43	5,000	5,115
	Melissa Independent School District GO	5.000%	2/1/42	1,000	1,025
[7]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	338	3
[18]	Mesquite Independent School District GO	5.000%	8/15/29	1,175	1,210
	Midland TX GO	4.000%	3/1/42	1,050	916
[4]	Midlothian TX Special Assessment Revenue	4.375%	9/15/27	132	126
[4]	Midlothian TX Special Assessment Revenue	4.750%	9/15/32	250	231
	Mont Belvieu TX GO	4.000%	8/15/37	1,745	1,574
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/31	525	525

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/32	685	685
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/33	710	710
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/34	1,520	1,514
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/36	1,110	1,079
	Montgomery County TX GO	4.000%	3/1/29	11,625	11,632
	Montgomery County TX GO	4.000%	3/1/30	13,500	13,459
	Montgomery County TX GO	5.000%	3/1/31	16,450	16,808
	Montgomery County TX GO	5.000%	3/1/32	16,910	17,255
[18]	Montgomery Independent School District GO	4.000%	2/15/34	6,115	5,897
[18]	Montgomery Independent School District GO	5.000%	2/15/40	4,395	4,538
[18]	New Braunfels Independent School District GO	3.000%	2/1/39	2,970	2,274
	New Braunfels TX GO	4.000%	2/1/34	1,630	1,494
	New Braunfels TX Utility System Electric COP	4.400%	11/8/23	25,000	24,998
[18]	New Caney Independent School District GO	5.000%	2/15/27	1,000	1,037
[18]	New Caney Independent School District GO	5.000%	2/15/28	525	550
[18]	New Caney Independent School District GO	5.000%	2/15/29	1,300	1,374
[18]	New Caney Independent School District GO	5.000%	2/15/34	2,750	2,783
[18]	New Caney Independent School District GO	5.000%	2/15/39	1,300	1,352
[18]	New Caney Independent School District GO	5.000%	2/15/40	3,500	3,625
[18]	New Caney Independent School District GO	5.000%	2/15/41	3,850	3,971
[18]	New Caney Independent School District GO	5.000%	2/15/42	4,150	4,259
[18]	New Caney Independent School District GO	5.000%	2/15/43	1,650	1,689
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,450	2,514
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,545	3,674
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,584
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,000	2,067
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	3,125	2,952
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	3,310	3,147
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,000	2,824
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,430
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,253
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/32	840	686
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/37	1,155	849
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Obligated Group)	4.000%	1/1/42	1,825	1,234
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	3,200	3,089
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,470	3,350
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/24	285	284
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,695	1,574
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,219
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/24	1,250	1,268
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	4,000	3,630
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/30	12,500	11,344
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	15,900	14,429
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	3,245	3,281
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,000	1,011
[4]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	4.450%	11/2/23	71,245	71,245
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,350	1,339
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	1,415	1,417
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,485	1,489
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	1,560	1,566
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/29	1,640	1,646
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/30	1,470	1,475
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/36	9,000	8,993
[18]	North East TX Independent School District GO	4.000%	8/1/35	1,250	1,217
[1]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/30	2,785	2,954
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/32	1,350	1,330
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/33	500	489
[1]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/34	375	361
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/35	750	607
[1]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/36	590	464

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/31	243	205
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/31	1,000	918
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/40	3,300	2,028
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	8,500	8,598
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	8,500	8,593
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,185	2,209
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	70	70
[5]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	11,735	12,005
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,000	2,010
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,570	4,666
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,705	2,747
[5]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	17,175	17,764
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,195	3,242
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	5,020	5,064
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	6,495	6,616
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,925	1,949
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	11,205	11,222
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	15,180	15,235
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,020	5,058
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	3,095	3,149
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	9,285	9,395
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/32	13,500	13,012
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	48,045	48,192
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	16,290	16,406
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,615	3,674
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	4,830	4,924
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,575	2,495
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/33	2,000	1,916
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	44,500	44,624
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	10,225	10,292
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	6,905	7,045
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	2,415	2,462
[5]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	835	904
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,035	1,956
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/34	2,000	1,907
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	33,035	33,107
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,522
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	4,275	4,356
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	7,050	7,672
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,500	1,546
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	3,000	2,863
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	6,500	6,510
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	1,025	1,039
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	5,025	5,110
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,130	2,189
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	13,245	12,384
[3]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	3,100	2,916
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	1,345	1,261
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	1,930	1,952
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	7,045	7,137
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	2,955	3,027
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	10,000	9,100
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,000	2,733
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	37,490	34,319
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/37	3,300	3,002
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	10,200	10,290
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	3,105	2,738
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	2,500	2,200
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	11,285	11,486
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	340	340
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	2,000	1,737
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,500	9,743
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	15,250	13,581
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	11,265	11,492
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	1,135	962

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/41	1,500	1,527
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,000	11,506
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	1,500	1,256
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	3,000	2,285
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	14,155	10,240
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	5,360	3,704
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	13,000	8,545
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	42,430	26,466
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	12,500	7,401
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,000	5,584
[8]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	7,310	3,794
[18]	Northside Independent School District GO	5.000%	6/15/27	2,235	2,298
[18]	Northside Independent School District GO	5.000%	8/1/37	1,000	1,050
[18]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,039
[18]	Northside Independent School District GO	5.000%	8/1/40	1,485	1,538
[18]	Northside Independent School District GO	5.000%	8/1/41	3,000	3,096
[18]	Northside Independent School District GO	5.000%	8/1/42	2,165	2,224
[18]	Northside Independent School District GO PUT	0.700%	6/1/25	10,000	9,424
[18]	Northside Independent School District GO PUT	3.000%	8/1/26	43,660	42,068
[18]	Northside Independent School District GO PUT	2.000%	6/1/27	4,145	3,807
[18]	Northwest Independent School District GO	5.000%	2/15/25	10,000	10,150
[18]	Northwest Independent School District GO	4.000%	2/15/39	2,410	2,187
[18]	Northwest Independent School District GO	5.000%	2/15/39	2,000	2,079
[18]	Northwest Independent School District GO	4.000%	2/15/40	1,550	1,399
[18]	Northwest Independent School District GO	5.000%	2/15/40	2,055	2,128
	Northwest Independent School District GO	5.000%	2/15/40	4,500	4,659
	Northwest Independent School District GO	5.000%	2/15/41	4,800	4,951
	Northwest Independent School District GO	4.000%	2/15/42	7,000	6,237
	Northwest Independent School District GO	4.000%	2/15/43	5,800	5,129
	Nueces County TX GO	4.000%	2/15/34	480	464
	Nueces County TX GO	4.000%	2/15/36	640	598
	Nueces County TX GO	4.000%	2/15/39	1,250	1,093
	Odessa Junior College District GO	5.000%	8/15/26	770	793
	Odessa Junior College District GO	5.000%	8/15/28	660	688
	Odessa Junior College District GO	4.000%	8/15/35	2,170	2,065
	Odessa Junior College District GO	4.000%	8/15/36	1,000	928
	Odessa Junior College District GO	4.000%	8/15/37	2,885	2,597
	Odessa TX GO	3.000%	3/1/33	5,355	4,616
	Odessa TX GO	3.000%	3/1/34	2,685	2,271
	Odessa TX GO	3.000%	3/1/35	2,425	1,996
[18]	Palacios Independent School District GO	5.000%	2/15/30	1,490	1,592
[18]	Palacios Independent School District GO	5.000%	2/15/31	1,920	2,070
[18]	Palacios Independent School District GO	5.000%	2/15/32	2,310	2,500
[18]	Palacios Independent School District GO	4.000%	2/15/33	2,995	2,933
[18]	Palacios Independent School District GO	4.000%	2/15/34	3,115	3,038
[18]	Palacios Independent School District GO	4.000%	2/15/35	3,240	3,110
[18]	Pampa Independent School District GO, Prere.	5.000%	8/15/25	1,000	1,018
	Pasadena Independent School District GO	5.000%	2/15/40	3,280	3,408
	Pasadena Independent School District GO	5.000%	2/15/41	1,585	1,640
	Pasadena Independent School District GO	5.000%	2/15/42	1,000	1,030
	Pasadena Independent School District GO	5.000%	2/15/43	3,500	3,599
	Pasadena TX GO	4.000%	2/15/30	1,765	1,742
[18]	Pearland Independent School District GO	5.000%	2/15/26	2,100	2,154
[18]	Pearland Independent School District GO	5.000%	2/15/28	2,055	2,106
[18]	Pearland Independent School District GO	5.000%	2/15/31	1,000	1,021
[18]	Pearland Independent School District GO	5.000%	2/15/42	7,140	7,247
	Pearland TX GO	5.000%	3/1/30	9,575	9,733
	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/28	1,250	1,308
	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/29	1,240	1,296
[18]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/34	2,255	2,208
[18]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/35	1,695	1,654
	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,275	1,322
	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/36	960	914
	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,033
	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/37	1,300	1,340
	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/30	740	752
	Permanent University Fund - Texas A&M University System College & University Revenue	5.000%	7/1/26	4,000	4,130

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/26	6,250	6,363
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/30	1,225	1,191
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	20,415	21,283
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	3,250	2,896
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	28,185	29,262
[18]	Pflugerville Independent School District GO	5.000%	2/15/32	5,160	5,370
[18]	Pflugerville Independent School District GO	5.000%	2/15/37	4,400	4,466
[18]	Pflugerville Independent School District GO	5.000%	2/15/38	5,000	5,064
[18]	Pflugerville Independent School District GO	5.000%	2/15/39	3,005	3,039
	Pflugerville Independent School District GO	4.000%	2/15/42	6,905	6,133
	Pflugerville TX GO	4.000%	8/1/38	1,770	1,606
	Pflugerville TX GO	4.000%	8/1/39	1,930	1,728
	Pflugerville TX GO	5.000%	8/1/40	1,300	1,319
	Pflugerville TX GO	5.000%	8/1/40	3,445	3,494
	Pflugerville TX GO	4.000%	8/1/41	890	776
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	234	224
[4]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/32	258	247
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	716	653
[18]	Plano Independent School District GO	5.000%	2/15/28	12,745	13,086
	Plano Independent School District GO	5.000%	2/15/43	10,190	10,458
	Plano TX GO	5.000%	9/1/27	4,205	4,393
	Plano TX GO	5.000%	9/1/27	1,245	1,301
	Plano TX GO	5.000%	9/1/28	4,415	4,660
[18]	Port Arthur Independent School District GO	4.000%	2/15/30	2,060	2,015
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/27	1,000	1,038
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/28	1,000	1,046
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/29	1,750	1,843
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/30	1,000	1,060
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/35	1,525	1,440
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/37	3,355	3,034
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/40	4,150	4,233
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/41	5,000	5,079
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/42	3,800	3,841
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/43	7,500	7,563
[18]	Port Neches-Groves Independent School District GO	2.000%	2/15/39	2,305	1,471
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/35	1,655	1,590
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/36	1,280	1,326
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/37	1,500	1,540
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/38	1,200	1,226
[18]	Prosper Independent School District GO	5.000%	2/15/37	2,270	2,329
[18]	Prosper Independent School District GO	3.000%	2/15/38	4,605	3,609
[18]	Prosper Independent School District GO	4.000%	2/15/38	4,000	3,642
[18]	Prosper Independent School District GO	3.000%	2/15/41	4,635	3,403
[18]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,995	1,975
[18]	Red Oak Independent School District GO	5.000%	2/15/39	2,365	2,458
[18]	Red Oak Independent School District GO	5.000%	2/15/40	2,485	2,572
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/25	1,000	997
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/26	985	987
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/27	900	903
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/28	805	807
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	1,420	1,420
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/36	1,000	870
[18]	Richardson Independent School District GO	5.000%	2/15/30	1,600	1,706
[18]	Richardson Independent School District GO	5.000%	2/15/38	3,000	3,125
[18]	Richardson Independent School District GO	3.000%	2/15/39	1,000	766
[18]	Richardson Independent School District GO	5.000%	2/15/40	4,340	4,490
[18]	Richardson Independent School District GO	3.000%	2/15/41	1,000	734
[18]	Richardson Independent School District GO	5.000%	2/15/41	3,510	3,613
[18]	Richardson Independent School District GO	5.000%	2/15/42	3,300	3,379
[18]	Royse City Independent School District GO	5.000%	2/15/40	5,415	5,596
[18]	Royse City Independent School District GO	5.000%	2/15/41	2,500	2,573
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	4,650	4,684
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	7,000	7,063
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/27	1,640	1,658
[18]	San Antonio Independent School District GO	3.000%	8/15/38	1,170	914
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/33	2,110	1,836
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/35	2,425	2,056

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/36	2,580	2,128
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/37	720	576
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/38	2,805	2,157
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/39	2,985	2,274
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/40	3,125	2,332
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue	3.000%	8/1/41	3,295	2,422
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/33	20,000	21,377
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	17,500	18,595
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	21,625	22,841
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/36	35,700	37,281
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/37	36,485	37,715
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,750	1,771
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	370	379
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	11,870	12,273
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	370	383
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/28	7,860	7,727
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	14,645	15,296
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/28	485	507
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	4,615	4,294
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/29	5,695	5,683
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	5,175	4,732
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/30	11,015	10,944
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	2,710	2,716
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	11,605	11,890
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	5,470	4,926
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/31	32,480	28,769
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/31	3,000	2,957
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,000	3,007
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/32	4,000	3,920
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	4,460	4,559
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	2,150	2,301
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	5,000	4,897
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	2,560	2,503
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	1,410	1,495
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/34	10,500	10,138
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	30,005	31,487
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	5,850	5,997
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	18,405	19,246
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/35	1,750	1,852
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,000	4,081
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	4,105	4,269
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,875	1,960
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	2,000	2,102
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	15,845	16,325
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	1,750	1,812
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/37	2,720	2,763
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	2,000	2,054
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/39	4,250	3,783
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,000	2,029
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	5,000	4,347
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	2,695	2,291
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	10,000	8,568
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	6,080	5,705
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	5,700	5,038
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	10,240	9,968
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/27	9,015	8,049
	San Antonio TX GO	5.000%	2/1/25	10,000	10,133
	San Antonio TX GO	5.000%	2/1/27	4,915	4,983
	San Antonio TX GO	4.000%	8/1/35	9,170	8,689
	San Antonio TX GO	4.000%	8/1/35	2,355	2,230
	San Antonio TX GO	4.000%	8/1/36	2,235	2,075
	San Antonio TX GO	3.000%	8/1/38	2,625	2,053
	San Antonio TX GO	3.000%	8/1/39	2,705	2,072
	San Antonio TX GO, Prere.	4.000%	2/1/24	5,000	5,002
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,750	1,755
	San Antonio TX GO, Prere.	5.000%	2/1/24	1,000	1,003
[18]	San Antonio TX Independent School District GO	5.000%	2/15/25	5,575	5,659

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[18]	San Antonio TX Independent School District GO	5.000%	8/15/27	6,065	6,280
[18]	San Antonio TX Independent School District GO	5.000%	8/15/27	1,500	1,528
[18]	San Antonio TX Independent School District GO	5.000%	8/15/28	1,720	1,754
[18]	San Antonio TX Independent School District GO	5.000%	8/15/31	1,000	1,029
[18]	San Antonio TX Independent School District GO	5.000%	8/15/35	3,000	3,040
[18]	San Antonio TX Independent School District GO	5.000%	8/15/36	3,000	3,033
[18]	San Antonio TX Independent School District GO	5.000%	8/15/38	2,820	2,841
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,115	1,148
	San Antonio Water System Water Revenue	5.000%	5/15/32	1,395	1,424
	San Antonio Water System Water Revenue	5.000%	5/15/33	6,230	6,371
	San Antonio Water System Water Revenue	5.000%	5/15/34	7,000	7,118
	San Antonio Water System Water Revenue	5.000%	5/15/35	6,500	6,625
	San Antonio Water System Water Revenue	5.000%	5/15/35	2,670	2,766
	San Antonio Water System Water Revenue	5.000%	5/15/36	4,370	4,505
	San Antonio Water System Water Revenue	5.000%	5/15/37	5,085	5,211
	San Antonio Water System Water Revenue	4.000%	5/15/38	3,500	3,147
	San Antonio Water System Water Revenue	4.000%	5/15/38	4,000	3,597
	San Antonio Water System Water Revenue	5.000%	5/15/38	5,500	5,614
	San Antonio Water System Water Revenue	5.000%	5/15/38	1,125	1,155
	San Antonio Water System Water Revenue	4.000%	5/15/39	4,385	3,888
	San Antonio Water System Water Revenue	4.000%	5/15/40	6,715	5,896
	San Antonio Water System Water Revenue	4.000%	5/15/40	2,435	2,132
	San Antonio Water System Water Revenue	4.000%	5/15/42	8,750	7,479
	San Antonio Water System Water Revenue	5.000%	5/15/43	9,725	9,806
	San Antonio Water System Water Revenue PUT	1.000%	11/1/26	8,335	7,277
	San Jacinto Community College District GO	4.000%	2/15/34	1,000	981
	San Jacinto Community College District GO	4.000%	2/15/35	750	734
	San Jacinto Community College District GO	4.000%	2/15/36	700	671
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/41	5,445	5,633
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/43	7,725	7,952
	San Marcos TX GO	4.000%	8/15/36	1,280	1,197
[18]	Sanger Independent School District GO	4.000%	8/15/38	1,470	1,327
[18]	Sanger Independent School District GO	4.000%	8/15/39	1,630	1,462
[18]	Sanger Independent School District GO	4.000%	8/15/40	3,595	3,177
[18]	Sanger Independent School District GO	4.000%	8/15/41	4,820	4,217
[18]	Sanger Independent School District GO	4.000%	8/15/42	3,525	3,044
[18]	Sherman Independent School District GO	5.000%	2/15/39	1,000	1,021
[18]	Sherman TX Independent School District GO	5.000%	2/15/40	4,000	4,152
[18]	Sherman TX Independent School District GO	5.000%	2/15/41	5,215	5,391
[18]	Sherman TX Independent School District GO	5.000%	2/15/43	5,245	5,385
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/37	400	423
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/38	515	538
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/39	700	728
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/40	2,750	2,846
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/41	865	891
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/42	1,000	1,025
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/43	1,235	1,264
	Smith County TX GO	4.000%	8/15/37	5,460	4,936
	Smith County TX GO	5.000%	8/15/43	7,000	7,131
[18]	Socorro Independent School District GO	5.000%	8/15/29	4,005	4,157
[18]	Socorro Independent School District GO	4.000%	8/15/31	9,000	8,743
[18]	Socorro Independent School District GO	5.000%	8/15/34	4,605	4,829
[18]	Socorro Independent School District GO	5.000%	8/15/35	4,435	4,635
[18]	Socorro Independent School District GO	5.000%	8/15/36	4,305	4,468
[18]	Socorro Independent School District GO	5.000%	8/15/39	9,585	9,811
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	4,345	4,430
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	810	825
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	2,520	2,585
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	700	721
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	2,725	2,793
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/28	745	774
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/29	1,615	1,669
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/35	2,200	2,049
	Southwest Higher Education Authority Inc. College & University Revenue	4.000%	10/1/36	2,710	2,444
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/32	1,375	1,475

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/34	1,825	1,950
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/37	1,000	1,047
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/28	560	574
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/29	200	205
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/30	500	515
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/31	425	420
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/33	450	428
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/34	225	213
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	225	209
[3]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	350	321
[5,18]	Southwest Independent School District GO	5.000%	2/1/35	1,000	1,070
[5,18]	Southwest Independent School District GO	5.000%	2/1/36	600	638
[18]	Southwest Independent School District GO	3.000%	2/1/37	3,000	2,403
[18]	Southwest Independent School District GO	5.000%	2/1/37	1,035	1,092
[18]	Southwest Independent School District GO	3.000%	2/1/38	4,000	3,139
[18]	Southwest Independent School District GO	5.000%	2/1/38	875	913
[18]	Southwest Independent School District GO	3.000%	2/1/39	3,000	2,301
[18]	Southwest Independent School District GO	5.000%	2/1/39	1,615	1,678
[18]	Southwest Independent School District GO	5.000%	2/1/40	2,000	2,069
[18]	Southwest Independent School District GO	5.000%	2/1/41	2,250	2,319
[18]	Spring Branch Independent School District GO	5.000%	2/1/28	4,310	4,526
[18]	Spring Branch Independent School District GO	5.000%	2/1/31	3,325	3,514
[18]	Spring Branch Independent School District GO	4.000%	2/1/40	4,845	4,294
[18]	Spring Branch Independent School District GO	4.000%	2/1/42	3,565	3,103
[18]	Spring Branch Independent School District GO	4.000%	2/1/44	4,015	3,448
[18]	Spring Branch Independent School District GO	4.000%	2/1/45	6,160	5,267
[18]	Spring Independent School District GO	5.000%	8/15/25	3,690	3,764
[18]	Spring Independent School District GO	5.000%	8/15/28	7,850	7,998
	Spring Independent School District GO	5.000%	8/15/28	2,315	2,369
[18]	Spring Independent School District GO	5.000%	8/15/29	4,315	4,396
[18]	Spring Independent School District GO	5.000%	8/15/33	8,565	8,787
[18]	Spring Independent School District GO	5.000%	8/15/34	8,995	9,204
[18]	Spring Independent School District GO	5.000%	8/15/35	6,000	6,127
[18]	Spring Independent School District GO	5.000%	8/15/36	6,915	7,050
[18]	Spring Independent School District GO	5.000%	8/15/37	5,000	5,090
	Spring Independent School District GO	4.000%	8/15/39	10,500	9,395
	Spring Independent School District GO	4.000%	8/15/40	5,920	5,211
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	620	630
	Stephen F Austin State University College & University Revenue	5.000%	10/15/26	2,265	2,330
	Stephen F Austin State University College & University Revenue	5.000%	10/15/29	1,010	1,035
	Sugar Land TX GO	4.000%	2/15/32	1,500	1,488
	Sugar Land TX GO	4.000%	2/15/34	1,000	985
	Sugar Land TX GO	4.000%	2/15/35	1,315	1,285
	Tarrant County College District GO	5.000%	8/15/28	1,435	1,511
	Tarrant County College District GO	5.000%	8/15/29	3,075	3,258
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	925	926
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,420	3,518
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,870	4,016
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	4,195	4,288
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	6,295	6,426
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	3,055	3,117
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	3,000	3,204
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,565	1,596
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	2,800	2,854
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	3,025	2,837
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	3,500	3,236
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	937
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/36	555	572
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	800	740
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,900	1,928
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,000	1,701
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	7,500	6,247
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/27	2,515	2,337

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	175	164
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,965	6,060
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/30	10,830	11,353
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	15,715	16,162
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.070%	11/1/23	3,250	3,250
	Tarrant County Hospital District GO	5.000%	8/15/25	425	433
	Tarrant County Hospital District GO	5.000%	8/15/26	1,000	1,030
	Tarrant County Hospital District GO	5.250%	8/15/36	1,000	1,065
	Tarrant County Hospital District GO	5.250%	8/15/37	1,000	1,055
	Tarrant County Hospital District GO	5.250%	8/15/38	1,500	1,570
	Tarrant County Hospital District GO	5.250%	8/15/39	1,820	1,893
	Tarrant County Hospital District GO	4.000%	8/15/43	9,000	7,874
	Tarrant County TX GO	5.000%	7/15/32	500	540
	Tarrant County TX GO	4.000%	7/15/40	5,340	4,771
	Tarrant County TX GO	4.000%	7/15/41	2,055	1,815
	Tarrant County TX GO	4.000%	7/15/42	6,110	5,331
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	10,815	10,911
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,360	11,461
	Tarrant Regional Water District Water Revenue, Prere.	5.000%	9/1/24	11,925	12,031
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	4,565	4,789
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/29	4,825	5,107
[18]	Taylor Independent School District TX GO	4.000%	2/15/40	1,550	1,387
	Taylor TX GO	4.000%	8/15/44	1,775	1,514
	Temple TX GO	4.000%	8/1/40	1,865	1,636
	Temple TX GO	4.000%	8/1/41	4,435	3,838
	Temple TX GO	4.000%	8/1/41	1,905	1,651
	Temple TX GO	4.000%	8/1/42	1,575	1,347
	Temple TX GO	4.000%	8/1/43	5,425	4,593
[18]	Temple TX Independent School District GO	4.000%	2/1/40	1,500	1,330
[18]	Temple TX Independent School District GO	4.000%	2/1/41	2,635	2,315
[18]	Temple TX Independent School District GO	4.000%	2/1/42	3,000	2,604
[18]	Texas City Independent School District GO	5.000%	8/15/28	1,860	1,958
[18]	Texas City Independent School District GO	4.000%	8/15/40	1,250	1,117
[18]	Texas City Independent School District GO	4.000%	8/15/41	1,610	1,429
[18]	Texas City TX Independent School District GO	4.000%	8/15/33	1,420	1,393
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/37	1,465	1,381
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/42	3,085	2,884
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/52	2,115	1,999
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	8,850	9,013
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/53	13,265	13,633
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	7/1/53	21,700	22,247
	Texas GO	5.000%	4/1/25	3,855	3,914
	Texas GO	5.000%	10/1/27	2,000	2,038
	Texas GO	5.000%	4/1/28	1,000	1,024
	Texas GO	5.000%	10/1/30	28,615	29,610
	Texas GO	5.000%	4/1/32	15,000	15,309
	Texas GO	5.000%	10/1/32	12,225	12,605
	Texas GO	5.000%	4/1/33	5,000	5,101
	Texas GO	4.000%	10/1/33	3,500	3,489
	Texas GO	5.000%	10/1/33	7,560	7,784
	Texas GO	5.000%	4/1/34	4,010	4,089
	Texas GO	5.000%	10/1/34	11,795	12,114
	Texas GO	5.000%	8/1/35	1,000	1,067
	Texas GO	5.000%	4/1/36	13,000	13,202
	Texas GO	5.000%	4/1/36	19,300	19,600
	Texas GO	5.000%	8/1/36	1,585	1,672
	Texas GO	5.000%	10/1/36	22,720	22,919
	Texas GO	5.000%	10/1/36	20,000	20,334
	Texas GO	5.000%	4/1/37	8,000	8,113
	Texas GO	5.000%	8/1/37	1,000	1,042
	Texas GO	5.000%	4/1/38	4,300	4,356
	Texas GO	5.000%	4/1/39	10,450	10,574
	Texas GO VRDO	4.100%	11/1/23	4,100	4,100
	Texas GO VRDO	4.100%	11/1/23	20,095	20,095
[6]	Texas GO VRDO	4.100%	11/1/23	39,890	39,890
	Texas GO VRDO	4.150%	11/1/23	2,100	2,100

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO VRDO	4.150%	11/1/23	1,415	1,415
	Texas GO, Prere.	5.000%	4/1/24	10,000	10,041
	Texas GO, Prere.	4.000%	10/1/24	3,500	3,503
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,650	1,651
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	17,845	18,189
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	997
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	2,295	2,286
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,920	5,879
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	25,175	24,847
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	40,880	40,169
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,465	10,219
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	33,630	32,619
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/29	1,500	1,351
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/30	1,215	1,073
[3]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/36	1,000	776
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	5,000	4,821
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/30	2,000	2,049
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	11,000	10,581
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	6,250	5,998
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	2,855	2,923
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	4,750	4,552
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	6,500	6,215
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	1,125	1,151
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	9,150	8,693
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	12,000	11,366
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	15,000	14,126
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	9,550	8,950
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	3,000	3,057
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	10,175	9,459
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	7,000	6,465
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	9,870	9,046
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	8,385	7,656
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	3,175	3,194
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	7,075	6,423
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,875	4,406
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	5,000	4,425
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	7,250	6,504
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	6,020	5,386
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	3,555	3,105
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	11,240	9,987
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	10,760	9,535
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	14,160	12,264
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	5,875	5,171
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/30	1,900	1,927
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/36	750	771
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/39	600	606
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/40	600	604
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/41	500	502
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/27	2,350	2,428
	Texas State University System College & University Revenue	5.000%	3/15/30	2,855	2,945
	Texas State University System College & University Revenue	5.000%	3/15/33	1,515	1,555
	Texas State University System College & University Revenue	4.000%	3/15/34	3,510	3,349
	Texas State University System College & University Revenue	5.000%	3/15/34	2,370	2,431
	Texas State University System College & University Revenue	4.000%	3/15/35	2,000	1,874
	Texas State University System College & University Revenue	5.000%	3/15/35	1,710	1,749
	Texas State University System College & University Revenue	5.000%	3/15/36	1,500	1,529
	Texas Tech University System College & University Revenue	5.000%	2/15/36	7,000	7,471
	Texas Tech University System College & University Revenue	5.000%	2/15/39	1,375	1,437
	Texas Tech University System College & University Revenue	5.000%	2/15/40	4,460	4,642
	Texas Transportation Commission GO PUT	0.650%	4/1/26	32,910	29,602
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/40	420	158
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	4,545	4,643
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/27	3,000	3,091
	Texas Water Development Board Water Revenue	5.000%	4/15/25	1,520	1,545
	Texas Water Development Board Water Revenue	5.000%	4/15/25	6,225	6,326
	Texas Water Development Board Water Revenue	5.000%	4/15/25	5,510	5,600
	Texas Water Development Board Water Revenue	5.000%	10/15/25	2,670	2,728

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,130	1,163
	Texas Water Development Board Water Revenue	5.000%	8/1/26	12,955	13,389
	Texas Water Development Board Water Revenue	5.000%	8/1/26	3,865	3,995
	Texas Water Development Board Water Revenue	5.000%	10/15/26	10,000	10,364
	Texas Water Development Board Water Revenue	5.000%	4/15/28	7,725	8,065
	Texas Water Development Board Water Revenue	5.000%	8/1/28	4,115	4,288
	Texas Water Development Board Water Revenue	5.000%	8/1/28	6,965	7,363
	Texas Water Development Board Water Revenue	5.000%	4/15/29	6,750	7,039
	Texas Water Development Board Water Revenue	5.000%	8/1/30	1,000	1,072
	Texas Water Development Board Water Revenue	4.000%	10/15/33	5,130	5,072
	Texas Water Development Board Water Revenue	4.000%	10/15/33	10,000	9,609
	Texas Water Development Board Water Revenue	5.000%	8/1/34	3,440	3,574
	Texas Water Development Board Water Revenue	3.000%	10/15/34	4,230	3,628
	Texas Water Development Board Water Revenue	4.000%	10/15/34	5,910	5,805
	Texas Water Development Board Water Revenue	4.000%	10/15/34	18,500	18,173
	Texas Water Development Board Water Revenue	5.000%	10/15/34	5,000	5,158
	Texas Water Development Board Water Revenue	3.000%	10/15/35	6,270	5,270
	Texas Water Development Board Water Revenue	4.000%	10/15/35	6,040	5,822
	Texas Water Development Board Water Revenue	4.000%	10/15/35	35,525	34,244
	Texas Water Development Board Water Revenue	4.000%	8/1/36	5,785	5,512
	Texas Water Development Board Water Revenue	4.000%	10/15/36	4,750	4,511
	Texas Water Development Board Water Revenue	4.000%	10/15/36	6,130	5,814
	Texas Water Development Board Water Revenue	3.000%	10/15/37	5,000	3,975
	Texas Water Development Board Water Revenue	4.000%	10/15/37	2,000	1,861
	Texas Water Development Board Water Revenue	4.000%	10/15/37	7,000	6,496
	Texas Water Development Board Water Revenue	4.500%	10/15/37	4,000	3,978
	Texas Water Development Board Water Revenue	4.000%	4/15/38	1,245	1,137
	Texas Water Development Board Water Revenue	5.000%	8/1/38	5,860	6,104
	Texas Water Development Board Water Revenue	4.550%	10/15/38	6,840	6,778
	Texas Water Development Board Water Revenue	5.000%	10/15/38	5,000	5,095
	Texas Water Development Board Water Revenue	4.600%	10/15/39	20,900	20,678
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,480	1,847
	Texas Water Development Board Water Revenue	4.650%	10/15/40	18,890	18,691
	Texas Water Development Board Water Revenue	4.700%	10/15/41	5,345	5,259
	Texas Water Development Board Water Revenue	4.750%	10/15/42	5,250	5,154
	Texas Water Development Board Water Revenue	4.000%	10/15/43	1,715	1,494
	Texas Water Development Board Water Revenue	5.000%	10/15/43	5,000	5,019
[18]	Tomball Independent School District GO	4.000%	2/15/28	1,000	996
[18]	Tomball Independent School District GO	5.000%	2/15/34	1,500	1,568
[18]	Tomball Independent School District GO	5.000%	2/15/36	1,000	1,038
[18]	Tomball Independent School District GO	3.875%	2/15/43	4,190	3,464
	Travis County TX GO	5.000%	3/1/27	2,510	2,569
	Travis County TX GO	5.000%	3/1/28	6,180	6,321
	Travis County TX GO	5.000%	3/1/37	8,930	9,230
	Travis County TX GO	5.000%	3/1/39	6,000	6,131
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/27	6,940	7,126
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/33	4,085	4,282
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/34	3,525	3,686
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/35	4,500	4,682
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/36	3,950	4,095
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/37	4,000	4,120
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/28	1,715	1,718
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/29	1,800	1,799
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/30	1,885	1,875
	Trinity River Authority Red Oak Creek System Sewer Revenue	4.000%	2/1/31	1,990	1,972
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/36	700	747
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/38	635	662
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/39	775	804
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/40	775	800
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/42	675	689
	University of Houston College & University Revenue	5.000%	2/15/28	2,500	2,541
	University of Houston College & University Revenue	4.000%	2/15/29	4,340	4,317
	University of Houston College & University Revenue	5.000%	2/15/30	2,500	2,668
	University of Houston College & University Revenue	3.000%	2/15/31	9,150	8,264
	University of Houston College & University Revenue	4.000%	2/15/31	4,865	4,791
	University of Houston College & University Revenue	3.000%	2/15/32	11,375	10,138
	University of Houston College & University Revenue	4.000%	2/15/32	6,000	5,800

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston College & University Revenue	5.000%	2/15/32	1,935	2,097
	University of Houston College & University Revenue	3.000%	2/15/33	10,290	8,923
	University of Houston College & University Revenue	5.000%	2/15/33	5,000	5,065
	University of Houston College & University Revenue	3.000%	2/15/35	10,920	8,968
	University of Houston College & University Revenue	4.000%	2/15/35	15,080	14,300
	University of Houston College & University Revenue	5.000%	2/15/37	15,015	15,158
	University of North Texas System College & University Revenue	5.000%	4/15/32	3,705	3,816
	University of North Texas System College & University Revenue	5.000%	4/15/33	1,000	1,029
	University of North Texas System College & University Revenue	4.000%	4/15/34	2,400	2,288
	University of North Texas System College & University Revenue	5.000%	4/15/34	1,125	1,155
	University of North Texas System College & University Revenue	4.000%	4/15/35	2,670	2,525
	University of North Texas System College & University Revenue	5.000%	4/15/35	1,665	1,705
	University of North Texas System College & University Revenue	5.000%	4/15/36	2,000	2,050
	University of North Texas System College & University Revenue	5.000%	4/15/37	1,800	1,833
	University of North Texas System College & University Revenue	5.000%	4/15/38	2,100	2,128
	University of North Texas System College & University Revenue	5.000%	4/15/39	1,000	1,011
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	3,760	3,840
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	2,950	3,013
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	10,190	10,408
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	5,490	5,661
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	6,500	6,702
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	6,140	6,331
	University of Texas System Regents College & University Revenue	5.000%	8/15/29	2,535	2,639
	University of Texas System Regents College & University Revenue	5.000%	8/15/33	10,495	11,077
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	10,000	10,460
	Victoria TX Utility System Water Revenue	4.000%	12/1/42	2,000	1,726
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/29	1,500	1,583
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/31	1,500	1,599
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/35	1,500	1,586
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/36	1,500	1,575
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/37	1,175	1,061
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/39	1,250	1,095
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/40	1,150	993
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/41	1,000	856
[18]	Waco Independent School District GO	4.000%	8/15/43	1,000	860
	Waco TX GO	4.000%	2/1/42	8,595	7,615
	Waco TX GO	4.000%	2/1/43	8,935	7,864
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/28	1,000	1,047
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/29	1,250	1,322
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/42	4,355	4,450
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/43	6,090	6,221
[18]	Waxahachie Independent School District GO	5.000%	2/15/39	1,395	1,451
[18]	Waxahachie Independent School District GO	5.000%	2/15/40	2,900	3,004
[18]	Waxahachie Independent School District GO	5.000%	2/15/41	3,525	3,636
[18]	Waxahachie Independent School District GO	5.000%	2/15/42	5,800	5,952
[18]	Waxahachie Independent School District GO	4.000%	2/15/43	4,240	3,660
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/37	1,455	1,336
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/38	2,150	1,951
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/39	1,555	1,385
[1]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/40	1,660	1,455
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/26	1,140	1,171
[1]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/28	2,440	2,529
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/33	1,275	1,252
[1]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/34	1,495	1,444
[18]	Whitehouse Independent School District GO	5.000%	2/15/42	13,750	13,876
[18]	Wichita Falls Independent School District GO	3.000%	2/1/37	3,000	2,406
	Williamson County TX GO	5.000%	2/15/27	21,055	21,833
	Williamson County TX GO	5.000%	2/15/28	10,130	10,613
	Williamson County TX GO	5.000%	2/15/30	24,460	25,992
[18]	Wylie Independent School District GO	5.000%	8/15/33	2,195	2,313
[18]	Wylie Independent School District GO	5.000%	8/15/34	1,700	1,786
[18]	Ysleta Independent School District GO	5.000%	8/15/34	1,750	1,797
[18]	Ysleta Independent School District GO	5.000%	8/15/35	2,080	2,127
[18]	Ysleta Independent School District GO	5.000%	8/15/37	2,350	2,386
					7,279,579

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utah (0.5%)
	Alpine UT School District GO	5.000%	3/15/30	7,000	7,291
	Alpine UT School District GO	5.000%	3/15/30	3,450	3,627
	Canyons School District (Utah School Board Guaranty Program) GO	5.000%	6/15/27	1,800	1,882
	Canyons School District GO	3.100%	6/15/37	2,715	2,195
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/33	2,555	2,508
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/34	4,000	3,910
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/35	3,000	2,877
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/37	2,600	2,393
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/36	1,150	1,177
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/38	2,000	1,731
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/39	2,000	2,011
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/40	2,000	2,005
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/41	1,650	1,401
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	2,065	2,174
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	1,665	1,770
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	1,655	1,774
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	2,815	3,042
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	5,000	5,382
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	3,415	3,658
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	3,735	3,981
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/36	7,690	7,487
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	3,970	4,172
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,880	3,043
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	5,000	5,213
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	3,405	3,566
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	8,445	8,810
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	13,500	13,976
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	16,915	17,575
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	15,000	15,475
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	12,500	12,938
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	1,735	1,779
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	5,825	5,992
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,171
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/33	1,005	987
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/34	1,000	978
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/35	1,350	1,290
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/37	1,440	1,304
	Metropolitan Water District of Salt Lake & Sandy Water Revenue	5.000%	7/1/36	800	890
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/40	2,500	2,009
	Nebo School District GO	5.000%	7/1/27	11,075	11,585
	Nebo School District GO	5.000%	7/1/28	16,025	16,973
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,605	1,702
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/37	6,045	4,797
	Salt Lake City Corp. GO	3.000%	6/15/40	1,150	868
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/29	1,095	1,140
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/32	1,080	1,121
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/34	1,000	1,034
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/35	1,085	1,118
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/36	1,250	1,282
	Salt Lake City Corp. Sales Tax Sales Tax Revenue	5.000%	2/1/37	1,160	1,185
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,810	1,835
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/34	1,725	1,744
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,300	1,301
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,610	1,601
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/34	1,150	1,217
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/35	1,050	1,109
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/36	1,920	2,016
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/37	1,665	1,731
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	1,355	1,239
	Summit County UT Sales Tax Revenue	2.000%	12/15/39	1,605	1,007
	University of Utah College & University Revenue	5.000%	8/1/27	850	887
	University of Utah College & University Revenue	5.000%	8/1/27	360	376
	University of Utah College & University Revenue	5.000%	8/1/28	565	597
	University of Utah College & University Revenue	5.000%	8/1/28	750	792
	University of Utah College & University Revenue	5.000%	8/1/29	555	592
	University of Utah College & University Revenue	5.000%	8/1/29	3,000	3,093

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Utah College & University Revenue	5.000%	8/1/30	540	581
	University of Utah College & University Revenue	5.000%	8/1/35	1,010	1,067
	University of Utah College & University Revenue	5.000%	8/1/35	1,405	1,484
	University of Utah College & University Revenue	4.000%	8/1/37	1,000	935
	University of Utah College & University Revenue	5.000%	8/1/37	500	530
	University of Utah College & University Revenue	5.000%	8/1/38	3,110	3,204
	University of Utah College & University Revenue	5.000%	8/1/38	550	578
	University of Utah College & University Revenue	5.000%	8/1/39	1,500	1,565
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	3,895	3,618
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	700	684
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	2,000	2,050
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	1,400	1,426
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,265	1,280
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/31	1,025	1,089
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/32	1,335	1,419
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/33	1,130	1,198
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/34	1,115	1,182
[14]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,735
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/28	350	336
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/30	480	451
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/32	500	459
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/36	345	295
	Utah State University College & University Revenue	3.000%	12/1/33	1,965	1,666
	Utah State University College & University Revenue	3.000%	12/1/34	2,025	1,686
	Utah State University College & University Revenue	3.000%	12/1/35	2,085	1,695
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/34	1,000	1,075
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/35	1,000	1,071
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/37	2,750	2,889
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,000	1,049
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	4,150	4,229
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,420	1,445
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	2,500	2,386
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/35	5,215	5,425
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/36	3,940	3,408
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,034
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/37	1,235	1,308
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/41	5,000	5,219
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,230	2,272
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,250	2,293
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,680	6,807
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	4,515	4,601
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,330	10,527
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	10,510	10,710
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	7,105	7,240
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/30	570	603
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/36	250	238
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/38	275	249
[3]	Vineyard Redevelopment Agency Tax Allocation Revenue	4.000%	5/1/40	320	283
					340,960
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/37	2,725	2,856
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/38	3,145	3,273
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/39	1,650	1,709
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	2,950	2,584
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,127
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,226
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,328
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,438
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,476
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,556

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/43	2,000	2,031
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	7,910	7,953
	Vermont GO	4.000%	8/15/41	3,135	2,790
	Vermont GO	4.000%	8/15/42	2,135	1,877
[4,6]	Vermont Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.120%	11/1/23	6,643	6,643
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/27	2,260	2,366
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/28	3,575	3,754
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/29	1,475	1,550
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/30	2,300	2,406
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/32	1,525	1,587
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/33	1,050	1,032
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/41	1,125	1,140
					55,702
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/25	860	863
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/26	2,160	2,161
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/27	7,345	7,319
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	2,825	2,801
					13,144
Virginia (1.4%)
	Alexandria VA GO	4.000%	12/15/40	6,180	5,542
	Alexandria VA GO	4.000%	12/15/41	5,270	4,673
	Alexandria VA GO	4.000%	12/15/42	4,425	3,881
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	625	647
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	700	733
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	700	729
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	750	780
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,200	1,246
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,049
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,000	1,016
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/31	8,000	8,275
	Arlington County IDA Local or Guaranteed Housing Revenue	5.000%	1/1/26	2,915	2,946
	Arlington County VA GO	5.000%	8/1/25	7,565	7,730
	Arlington County VA GO, Prere.	4.000%	8/1/39	8,000	7,408
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	1,600	1,538
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,695	1,456
	Chesapeake VA GO	5.000%	8/1/26	3,670	3,795
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/42	3,325	2,565
[6]	Fairfax County Economic Development Authority Economic Development Revenue (Various Mount Vernon Ladies Association Project) VRDO	4.120%	11/1/23	7,200	7,200
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/27	1,925	2,012
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/36	1,000	961
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,205	1,125
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/24	5,195	5,250
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	2,000	2,021
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/36	4,500	4,720
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	9,605	8,466
	Fairfax County VA GO	4.000%	10/1/27	1,505	1,510
	Fairfax County VA GO	4.000%	10/1/30	11,420	11,468
	Fairfax County VA GO	5.000%	10/1/31	8,075	8,510
	Fairfax VA GO	4.000%	10/1/39	3,105	2,853
	Fairfax VA GO	4.000%	10/1/40	10,000	9,090
	Fairfax VA GO	4.000%	10/1/41	5,000	4,496
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/39	4,755	4,918
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	7,260	7,665
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	595	505
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	650	542
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,000	2,130
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	1,645	1,537
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	1,425	1,322
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	414
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,125	1,058
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/30	220	201
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,805	1,531

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	1,115	867
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/38	685	581
	Lexington IDA Health, Hospital, Nursing Home Revenue (Lexington Retirement Community Obligated Group)	4.000%	1/1/42	1,115	887
	Loudoun County VA GO	3.000%	12/1/34	3,665	3,094
	Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	2,000	1,832
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	2,465	2,370
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/28	1,805	1,801
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/29	2,030	2,021
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/30	2,605	2,581
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/31	1,500	1,461
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/32	780	750
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/34	1,320	1,235
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/35	1,155	1,062
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/36	1,475	1,331
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,720	1,712
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,750	1,734
	Newport News VA GO	5.000%	8/1/29	2,970	3,113
	Newport News VA GO	3.000%	2/1/38	2,000	1,545
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT (Braywood Manor Apartments Project)	5.000%	5/1/26	1,500	1,509
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,019
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,019
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,029
	Norfolk VA GO, Prere.	5.000%	9/1/24	2,000	2,019
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,029
	Norfolk VA GO, Prere.	5.000%	9/1/24	3,000	3,029
	Norfolk VA GO, Prere.	5.000%	8/1/28	3,700	3,926
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,195	4,451
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,725	6,075
	Norfolk VA GO, Prere.	5.000%	8/1/28	4,000	4,244
	Norfolk VA GO, Prere.	5.000%	8/1/28	5,475	5,810
	Norfolk VA GO, Prere.	5.000%	8/1/28	6,655	7,062
	Norfolk VA GO, Prere.	5.000%	8/1/28	7,005	7,433
	Norfolk VA GO, Prere.	5.000%	8/1/28	2,140	2,271
	Norfolk VA Water Revenue	5.000%	11/1/25	15,935	16,326
	Norfolk VA Water Revenue	5.000%	11/1/26	8,705	9,040
	Norfolk VA Water Revenue	5.000%	11/1/33	3,760	3,927
	Norfolk VA Water Revenue	5.000%	11/1/34	2,800	2,921
	Norfolk VA Water Revenue	5.000%	11/1/35	1,975	2,052
	Norfolk VA Water Revenue	5.000%	11/1/36	2,075	2,144
	Norfolk VA Water Revenue	5.000%	11/1/37	2,180	2,239
	Norfolk VA Water Revenue	5.000%	11/1/42	10,000	10,155
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/28	725	697
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/37	10,120	9,248
	Richmond VA Public Utility Water Revenue Prere.	5.000%	1/15/26	4,000	4,104
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,500	3,295
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,735	4,291
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	3,700	3,304
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/33	2,065	1,759
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/25	1,000	1,011
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/26	1,700	1,729
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/27	1,500	1,520
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/28	1,550	1,565
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,001
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/34	2,500	2,495
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/35	2,500	2,467
	University of Virginia College & University Revenue	5.000%	4/1/38	3,000	3,063
	Upper Occoquan Sewage Authority Sewer Revenue, Prere.	4.000%	7/1/25	1,180	1,184
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	755	741
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	954
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,155	1,073
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,210	1,107
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	725	654
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/37	2,000	1,583
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/40	3,860	2,908
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/42	3,230	2,346
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	19,695	19,994

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	30,045	30,810
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,000	10,255
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	5,000	5,129
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/32	6,200	5,477
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	18,750	16,222
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/34	7,000	5,977
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	9,775	8,198
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,115	5,967
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	4,955	4,060
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	8,690	7,120
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/37	7,590	6,029
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,179
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	5,000	5,133
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	2,020	2,155
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	2,000	2,108
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	5,180	5,400
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/29	10,000	10,058
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/34	24,410	24,092
Virginia College Building Authority College & University Revenue	4.000%	9/1/30	4,515	4,475
Virginia College Building Authority College & University Revenue	3.000%	9/1/36	3,000	2,449
Virginia College Building Authority College & University Revenue	3.000%	9/1/41	2,810	2,044
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	15,355	14,655
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	25,665	20,069
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	21,370	16,362
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	12,000	8,959
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Programs)	3.000%	2/1/41	6,455	4,752
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	4,370	4,450
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	4,565	4,702
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	5,250	5,491
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	6,155	6,422
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	10,600	10,501
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	8,790	8,667
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	10,000	9,779
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	8,085	7,906
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/38	5,230	4,814
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/39	1,500	1,139
Virginia Commonwealth Transportation Board Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	5/15/33	5,780	5,718
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	4,621
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	4,671
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	8,250	6,900
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/26	9,230	9,486
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/27	3,585	3,703
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15,055	15,472
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	10,160	10,510
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	10,265	10,752
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/28	12,175	12,708
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,000	1,887
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,895	1,788
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,000	2,772
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,800	1,663
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,985	2,705
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,500	1,359
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/42	2,425	1,734
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/42	1,000	968
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/42	3,650	3,794
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/43	3,250	3,365
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,535	3,653
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	5,920	5,941
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,145	2,023
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	3,590	3,293
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	21,495	19,519
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	5,770	5,891
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,125	5,274
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/26	11,935	11,483
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/29	8,500	8,765

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/31	4,200	3,802
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/32	4,775	5,095
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	10/1/33	5,455	4,738
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/35	1,000	728
	Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/35	3,750	3,115
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/39	1,510	955
	Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/40	2,050	1,261
	Virginia Resources Authority Clean Water Revolving Fund Water Revenue	3.000%	10/1/36	1,750	1,443
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/30	185	185
	Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/32	105	105
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/31	2,000	1,846
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	2,200	2,029
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	6,000	5,480
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/40	25,520	19,251
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	3,000	3,027
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	2,155	2,171
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	2,500	2,518
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	3,000	3,021
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	14,415	13,201
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	2,405	2,312
					905,019
Washington (2.9%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/35	2,000	2,071
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/40	1,345	1,003
	Bellevue WA GO	5.000%	12/1/29	1,500	1,607
	Bellevue WA GO	5.000%	12/1/31	1,000	1,092
	Bellevue WA GO	4.000%	12/1/35	1,580	1,539
	Bellevue WA GO	4.000%	12/1/36	1,225	1,156
	Bellevue WA GO	4.000%	12/1/37	1,100	1,016
	Bellevue WA GO	4.000%	12/1/38	1,015	926
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/27	700	731
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/29	1,390	1,482
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/30	750	805
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/31	600	649
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/34	625	673
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/35	700	748
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/36	725	768
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/37	800	839
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/38	575	599
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/39	625	646
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/40	650	669
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/41	700	719
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,100	1,126
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,320	1,364
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	1,220	1,259
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,580	2,662
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,615	1,666
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	2,745	2,831
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	2,580	2,656
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	4,805	4,941
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/36	6,420	6,557
[4]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	4.100%	11/1/23	8,000	8,000
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/25	10,000	10,234
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/26	10,785	11,182
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/40	13,600	12,196
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	2,905	2,970
	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	1,450	1,147
	Clark County School District No. 117 Camas GO	5.000%	12/1/32	8,000	8,353
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/32	4,000	4,223
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/33	2,510	2,641
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/24	1,590	1,602
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	38,590	39,745
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	3,250	3,304
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	1,010	1,027
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	8,575	8,904
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	6,115	6,343

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Northwest Nuclear Revenue	5.000%	7/1/35	26,210	27,115
Energy Northwest Nuclear Revenue	5.000%	7/1/35	1,500	1,610
Energy Northwest Nuclear Revenue	5.000%	7/1/35	8,705	9,401
Energy Northwest Nuclear Revenue	5.000%	7/1/36	4,620	4,941
Energy Northwest Nuclear Revenue	5.000%	7/1/37	6,420	6,791
Energy Northwest Nuclear Revenue	5.000%	7/1/38	37,585	38,723
Energy Northwest Nuclear Revenue	5.000%	7/1/38	6,840	7,166
Energy Northwest Nuclear Revenue	4.000%	7/1/39	5,535	5,052
Energy Northwest Nuclear Revenue	5.000%	7/1/41	1,230	1,271
Energy Northwest Nuclear Revenue	4.000%	7/1/42	11,030	9,716
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/35	10,090	10,827
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	10,000	10,637
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	2,000	2,070
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	21,295	21,979
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	17,190	17,981
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	6,030	6,280
Franklin County School District No. 1 Pasco GO	4.000%	12/1/27	3,465	3,508
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	5,955	6,039
Grant County Public Hospital District No. 1 GO	5.500%	12/1/37	1,100	1,114
Grant County Public Hospital District No. 1 GO	5.500%	12/1/38	1,845	1,849
Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,115	1,114
Grant County Public Hospital District No. 1 GO	5.500%	12/1/40	1,835	1,826
Grant County Public Hospital District No. 1 GO	5.500%	12/1/42	2,750	2,701
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	730	757
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	1,060	1,095
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	772
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/27	1,055	1,066
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/28	1,000	1,009
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/29	1,200	1,210
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/30	1,575	1,587
Grays Harbor County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	1/1/31	1,625	1,637
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/29	175	169
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/30	250	240
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/31	175	165
King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/32	1,165	1,071
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/39	10,000	7,304
King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/40	13,000	9,200
King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/41	7,000	6,530
King County Public Hospital District No. 1 GO	5.000%	12/1/36	920	922
King County Public Hospital District No. 1 GO	5.000%	12/1/37	3,450	3,453
King County School District No. 401 Highline GO	5.000%	12/1/38	2,000	2,099
King County School District No. 401 Highline GO	4.125%	12/1/43	9,510	8,465
King County School District No. 403 Renton GO	4.000%	12/1/34	1,510	1,489
King County School District No. 403 Renton GO	4.000%	12/1/39	7,925	7,134
King County School District No. 403 Renton GO	4.000%	12/1/40	13,675	12,192
King County School District No. 403 Renton GO	4.000%	12/1/41	25,795	22,791
King County School District No. 405 Bellevue GO	3.000%	12/1/36	1,000	819
King County School District No. 410 Snoqualmie Valley GO	5.000%	12/1/34	2,630	2,641
King County School District No. 411 Issaquah GO	5.000%	12/1/28	2,055	2,124
King County School District No. 411 Issaquah GO	4.000%	12/1/32	3,300	3,240
King County WA Sewer Revenue	4.000%	7/1/32	5,460	5,381
King County WA Sewer Revenue	4.000%	7/1/35	3,000	2,869
King County WA Sewer Revenue	4.000%	1/1/44	10,810	9,390
Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/34	1,555	1,524
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/33	3,640	3,120
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/34	3,675	3,103
Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/35	1,165	960
North Thurston Public Schools GO	5.000%	12/1/28	1,000	1,060
Pierce County School District No. 320 Sumner GO	5.000%	12/1/28	10,575	11,049
Pierce County School District No. 320 Sumner GO	4.000%	12/1/29	965	966
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/32	1,455	1,435
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/34	3,080	3,011
Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/35	2,615	2,512
Pierce County WA GO	2.550%	7/1/35	3,980	3,120
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/25	1,785	1,808
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/26	2,960	3,026
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/26	1,055	1,062

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/27	1,000	1,007
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	1,780	1,792
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/29	2,025	2,037
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/30	5,000	5,025
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/36	8,375	7,900
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/37	6,730	6,211
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/38	4,275	3,892
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/39	10,280	9,246
Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/40	6,795	6,037
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/34	3,970	3,877
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/39	2,050	1,860
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/43	1,510	1,322
Seattle WA GO	5.000%	11/1/27	5,000	5,254
Seattle WA GO	4.000%	12/1/39	5,510	5,012
Seattle WA GO	4.000%	12/1/40	5,725	5,151
Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/38	2,175	1,983
Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/39	5,000	4,510
Seattle WA Municipal Electric Power & Light Revenue	5.000%	4/1/42	2,700	2,746
Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/43	1,000	878
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	10/1/35	1,000	949
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/37	10,000	9,281
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/39	1,320	1,190
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/40	2,180	2,260
Seattle WA Water System Water Revenue	4.000%	5/1/31	1,805	1,790
Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/33	1,500	1,438
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	2,295	2,262
Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	3,760	3,671
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	4,973
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/29	3,700	3,725
Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	1,925	1,734
Tacoma WA Sewer Revenue	4.000%	12/1/41	2,770	2,425
Thurston County WA GO	5.000%	12/1/41	2,475	2,545
Thurston County WA GO	5.000%	12/1/42	2,595	2,652
University of Washington College & University Revenue	5.000%	12/1/28	955	983
University of Washington College & University Revenue PUT	4.000%	8/1/27	25,260	25,146
Washington COP	5.000%	7/1/36	5,135	5,247
Washington COP	5.000%	7/1/37	5,385	5,490
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/27	1,410	1,424
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/29	1,535	1,546
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/31	2,165	2,181
Washington Economic Development Finance Authority College & University Revenue	5.000%	6/1/32	1,460	1,470
Washington GO	5.000%	7/1/25	10,000	10,193
Washington GO	4.000%	7/1/26	10,000	10,065
Washington GO	4.000%	7/1/26	25,000	25,163
Washington GO	5.000%	7/1/26	1,100	1,113
Washington GO	5.000%	8/1/26	12,370	12,782
Washington GO	5.000%	2/1/27	10,760	11,189
Washington GO	5.000%	7/1/27	8,655	8,758
Washington GO	5.000%	7/1/27	14,900	15,077
Washington GO	5.000%	7/1/27	5,010	5,069
Washington GO	5.000%	7/1/27	7,000	7,320
Washington GO	5.000%	8/1/27	7,495	7,626
Washington GO	5.000%	8/1/27	49,000	51,330
Washington GO	5.000%	6/1/28	3,400	3,593
Washington GO	4.000%	7/1/28	40,000	40,508
Washington GO	4.000%	7/1/28	8,000	8,102
Washington GO	5.000%	7/1/28	19,745	19,977
Washington GO	5.000%	7/1/28	16,000	16,925
Washington GO	5.000%	8/1/28	7,050	7,171
Washington GO	5.000%	8/1/28	20,210	20,558
Washington GO	5.000%	8/1/28	53,000	56,120
Washington GO	5.000%	2/1/29	1,910	2,032
Washington GO	5.000%	6/1/29	3,215	3,432
Washington GO	5.000%	2/1/30	13,740	13,903
Washington GO	5.000%	6/1/30	2,800	3,016
Washington GO	5.000%	7/1/30	8,015	8,104
Washington GO	5.000%	7/1/30	6,975	7,113

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	8/1/30	11,495	11,960
Washington GO	5.000%	7/1/31	5,250	5,307
Washington GO	5.000%	7/1/31	12,950	13,092
Washington GO	5.000%	8/1/31	14,890	15,460
Washington GO	5.000%	8/1/31	22,640	23,515
Washington GO	5.000%	8/1/31	10,000	10,236
Washington GO	5.000%	8/1/31	17,130	18,586
Washington GO	5.000%	8/1/32	26,855	27,742
Washington GO	5.000%	8/1/33	5,020	5,135
Washington GO	5.000%	8/1/34	5,015	5,124
Washington GO	5.000%	8/1/34	10,000	10,152
Washington GO	5.000%	6/1/35	1,500	1,592
Washington GO	5.000%	8/1/35	2,530	2,567
Washington GO	5.000%	8/1/35	6,170	6,447
Washington GO	5.000%	2/1/36	11,505	11,809
Washington GO	5.000%	2/1/36	1,500	1,581
Washington GO	5.000%	8/1/36	10,000	10,392
Washington GO	5.000%	8/1/36	2,490	2,624
Washington GO	5.000%	8/1/37	10,005	10,334
Washington GO	5.000%	2/1/38	12,245	12,311
Washington GO	5.000%	2/1/38	10,000	10,253
Washington GO	5.000%	8/1/38	18,960	19,491
Washington GO	5.000%	8/1/38	2,000	2,018
Washington GO	5.000%	2/1/39	12,860	12,920
Washington GO	5.000%	2/1/39	5,400	5,624
Washington GO	5.000%	2/1/39	9,000	9,291
Washington GO	5.000%	8/1/39	6,110	6,161
Washington GO	5.000%	8/1/39	4,900	4,941
Washington GO	5.000%	2/1/40	4,345	4,508
Washington GO	5.000%	2/1/40	4,085	4,171
Washington GO	5.000%	2/1/41	7,335	7,581
Washington GO	5.000%	2/1/41	13,860	14,371
Washington GO	5.000%	2/1/41	10,000	10,270
Washington GO	5.000%	8/1/41	1,560	1,610
Washington GO	5.000%	8/1/41	5,000	5,104
Washington GO	5.000%	2/1/42	19,070	19,622
Washington GO	5.000%	2/1/42	6,985	7,145
Washington GO	5.000%	8/1/42	2,500	2,532
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,105	2,117
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,070	1,079
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,675	2,688
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,095	1,116
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	1,675	1,707
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,275	2,299
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,550	1,571
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	450	458
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,160	2,169
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,530	2,595
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,600	4,641
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	1,195	1,218
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	585	598
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	2,085	2,141
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,755	1,762
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,425	3,527
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	3,500	3,604
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,500	2,521
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	426
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	4,000	4,035
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,600	3,692
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,595	2,616
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,845	1,868
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	325	334
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,035
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,775	1,815
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	2,250	2,260
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,280	1,292
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	3,000	2,979

Intermediate-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	225	231
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	2,800	2,810
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	2,200	2,250
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,190	3,193
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	3,000	2,959
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	3,785	3,785
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	1,750	1,784
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	3,365	3,345
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	600	617
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	2,010	2,042
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	500	514
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	9,480	9,321
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	400	409
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	19,390	18,829
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	500	507
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	5,380	5,139
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	750	755
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	2,370	2,328
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	4,230	4,154
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	1,000	1,001
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	2,200	2,191
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	1,000	988
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	4,000	3,408
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	7,000	7,006
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	18,870	18,952
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	8,745	8,825
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	80,670	75,001
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,500	1,500
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,710	1,717
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/24	1,045	1,050
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/42	5,200	4,361
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/32	1,275	1,259
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/33	2,735	2,687
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/34	2,225	2,170
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/36	1,000	952
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/37	3,005	2,813
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/38	2,235	2,067
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/39	1,225	1,122
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/40	1,000	907
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/34	3,000	2,777
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/35	4,370	3,994
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/36	4,545	4,103
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/29	1,270	1,343
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/30	1,330	1,416
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	5.000%	1/1/31	1,395	1,499
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/33	1,510	1,479
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/34	1,570	1,530
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/35	1,630	1,564
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/37	1,745	1,592
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/38	1,310	1,166
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/30	595	601
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	2,560	2,572
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/32	660	661
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/36	785	691
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/40	1,805	1,484
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	100,093	84,965
Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	28,989	22,820
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/30	685	657
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	74,370	68,010
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	260	248

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	115	109
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/31	1,180	1,199
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/32	325	282
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/33	285	243
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/35	85	70
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	1,965	1,561
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/36	640	513
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/37	1,120	872
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/37	1,550	1,376
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/38	1,230	932
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	5.000%	7/1/35	460	467
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	5.000%	7/1/36	910	917
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/31	1,280	1,321
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/32	1,340	1,385
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/33	1,410	1,448
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/28	965	860
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/38	830	628
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/32	2,010	1,807
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/38	2,325	1,884
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/52	5,910	5,897
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/38	1,215	1,221
[4]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/43	2,020	2,028
	Whitman County School District No. 267 Pullman GO	5.000%	12/1/28	550	583
					1,913,786
West Virginia (0.6%)
[3]	Cabell County Board of Education GO	3.000%	6/1/30	1,875	1,723
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,285	1,250
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,105	2,036
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,425	1,371
[4]	Monongalia County WV Tax Allocation Revenue	5.750%	6/1/43	1,000	991
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/25	4,130	4,211
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/26	6,465	6,651
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/27	4,710	4,890
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/32	3,000	3,098
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/33	3,025	3,120
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	4,100	4,055
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/26	5,340	5,502
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/28	5,890	6,145
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/29	5,000	5,200
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/33	7,300	7,031
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/35	7,900	7,578
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/36	8,215	7,791
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	7,000	6,544
	West Virginia GO	5.000%	12/1/33	10,060	10,522
	West Virginia GO	5.000%	12/1/35	16,375	17,014
	West Virginia GO	5.000%	6/1/36	14,890	15,424
	West Virginia GO	5.000%	6/1/37	2,940	3,027
	West Virginia GO	5.000%	12/1/37	16,020	16,556
	West Virginia GO	5.000%	6/1/38	13,920	14,328
	West Virginia GO	5.000%	12/1/38	16,835	17,325
	West Virginia GO	5.000%	12/1/38	1,000	1,024
	West Virginia GO	5.000%	6/1/39	17,255	17,672
	West Virginia GO	5.000%	12/1/39	17,685	18,114
	West Virginia GO	5.000%	12/1/39	2,500	2,550
	West Virginia GO	5.000%	12/1/43	1,000	1,015
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/25	2,000	2,002
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/26	2,425	2,491
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/27	1,500	1,501
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/27	1,545	1,605
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/28	2,000	2,001

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/28	1,530	1,590
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/29	2,000	2,002
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/29	1,670	1,730
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/31	1,720	1,774
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/32	1,910	1,963
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/33	2,070	2,119
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/35	2,410	2,463
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/36	2,860	2,908
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/37	2,975	3,011
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,075	3,086
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	2,990	2,995
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,575	2,580
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,460	1,458
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	3,170	3,177
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,190	1,189
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	3,525	3,533
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/29	5,810	5,679
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	6,360	6,417
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	3,220	3,233
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/31	3,335	3,168
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	7,295	7,314
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/32	8,750	8,254
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,250	3,258
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	4,540	4,161
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,250	1,257
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/40	3,400	3,382
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	3,435	3,407
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	3,205	3,283
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	3,380	3,435
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/26	2,590	2,673
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/27	2,720	2,845
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/28	2,855	3,019
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/32	1,100	1,150
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/34	2,020	2,105
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/35	2,010	2,085
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/36	2,030	2,092
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/37	1,500	1,537
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/41	2,140	1,550
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/42	2,695	2,346
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,000	2,014
	West Virginia University College & University Revenue PUT	5.000%	10/1/29	20,000	20,815
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/27	2,745	2,759
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/33	3,690	3,699
					367,873
Wisconsin (1.5%)
	Central Brown County Water Authority Water Revenue	5.000%	11/1/30	1,890	1,909
	Central Brown County Water Authority Water Revenue	5.000%	11/1/31	2,000	2,020
	Central Brown County Water Authority Water Revenue	5.000%	11/1/32	2,000	2,020
	Central Brown County Water Authority Water Revenue	5.000%	11/1/33	1,500	1,514
	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	1,500	1,515
	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	1,500	1,513
	Dane County WI GO	2.000%	4/1/29	320	273
	Dane County WI GO	2.000%	4/1/30	265	220
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,560	3,587
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,685	3,713
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/26	3,825	3,854
	Madison WI Area Technical College GO	4.000%	3/1/25	3,000	3,002
	Madison WI Area Technical College GO	4.000%	3/1/27	5,340	5,358
	Madison WI Area Technical College GO	4.000%	3/1/28	5,530	5,521
	Madison WI GO	4.000%	10/1/26	6,540	6,599
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/33	5,280	5,288
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/34	11,690	11,677
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/35	15,110	15,066
[3]	Milwaukee WI GO	5.000%	4/1/25	3,365	3,401
[3]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,368
[3]	Milwaukee WI GO	5.000%	4/1/27	7,780	7,973
[3]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,383

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,743
	Milwaukee WI GO	5.000%	4/1/29	7,000	7,227
	Milwaukee WI GO	5.000%	4/1/29	6,105	6,303
	Milwaukee WI GO	5.000%	4/1/29	8,810	9,096
	Milwaukee WI GO	5.000%	4/1/29	1,000	1,021
[3]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,753
	Milwaukee WI GO	5.000%	4/1/31	3,070	3,186
	Milwaukee WI GO	4.000%	4/1/32	6,100	5,979
	Milwaukee WI GO	4.000%	4/1/32	1,460	1,360
	Milwaukee WI GO	3.000%	4/1/33	4,825	4,004
[1]	Milwaukee WI GO	4.000%	4/1/33	4,670	4,339
	Milwaukee WI GO	3.000%	4/1/34	4,825	3,962
[1]	Milwaukee WI GO	4.000%	4/1/34	4,675	4,304
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/36	625	636
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/37	1,820	1,838
[3]	Monroe School District GO	5.000%	3/1/27	165	170
[3]	Monroe School District GO	5.000%	3/1/28	250	260
[3]	Monroe School District GO	5.000%	3/1/29	810	846
[3]	Monroe School District GO	5.000%	3/1/36	800	833
	Neenah Joint School District GO	3.000%	3/1/30	4,600	4,164
	Neenah Joint School District GO	3.000%	3/1/32	1,500	1,311
	Platteville School District GO	4.000%	3/1/35	1,060	1,008
	Platteville School District GO	4.000%	3/1/37	1,040	944
	Platteville School District GO	4.000%	3/1/38	1,560	1,409
	Platteville School District GO	4.000%	3/1/40	880	773
	Pleasant Prairie WI GO	4.000%	8/1/33	18,635	18,049
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/30	300	285
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/33	250	245
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/37	500	443
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,090	921
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/42	1,000	816
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/42	1,760	1,304
[4]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/42	1,065	946
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/42	500	437
[4]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/43	325	311
	Public Finance Authority College & University Revenue	5.250%	10/1/31	1,000	977
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/32	720	653
	Public Finance Authority College & University Revenue	5.250%	10/1/33	1,140	1,105
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,500	3,205
[4]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/32	90	90
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	14,225	13,862
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	20,430	19,479
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	2,130	2,145
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	6,285	6,302
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	4,875	4,883
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	6,955	6,956
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,021
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,295	4,294
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	1,000	1,014
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	250	254
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/29	7,550	7,971
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	750	766
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	7,675	7,670
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	2,165	2,193
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	200	204
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/30	265	243
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	750	756
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	2,175	2,199
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	300	306
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/31	385	349
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	725	731
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	3,360	3,399
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	400	403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	390	350
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/33	500	504
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,725	1,522
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/33	10,830	9,082

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	5,895	5,898
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	610	614
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/33	425	377
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	600	602
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	2,230	1,778
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,300	2,328
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/35	700	700
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	1,650	1,292
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	2,275	1,987
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/35	675	587
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	730	721
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	1,325	1,131
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	6,415	6,411
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	350	338
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/37	1,005	975
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	6,140	5,321
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	325
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	400	379
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/38	1,100	1,063
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	364
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,250	6,038
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	520	485
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/39	1,180	1,134
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	6,125	5,170
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	298
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	605	557
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/40	2,145	2,053
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	8,080	6,754
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	1,070	978
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	745	674
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	505	395
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	28,055	26,573
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/27	4,695	4,893
	Public Finance Authority Industrial Revenue	3.750%	2/1/32	500	443
	Public Finance Authority Industrial Revenue	5.000%	2/1/42	1,865	1,719
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	7,998	7,757
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/35	1,000	1,068
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/36	1,000	1,059
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/37	1,000	1,049
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/38	1,000	954
[1]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	5,750	5,881
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/43	1,000	951
[3]	Racine Unified School District GO	5.000%	4/1/38	1,500	1,545
[3]	Racine Unified School District GO	5.000%	4/1/39	2,000	2,053
[3]	Racine Unified School District GO	5.000%	4/1/40	3,000	3,062
[3]	Racine Unified School District GO	5.000%	4/1/41	1,020	1,039
[3]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,013
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,060	971
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,375	1,235
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,100	1,848
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,400	2,128
	Verona Area School District GO	5.000%	4/1/26	3,485	3,580
	Waunakee Community School District GO	3.250%	4/1/28	46,750	43,758
	West De Pere School District GO	5.000%	4/1/30	3,820	4,015
	West De Pere School District GO	4.000%	4/1/31	3,245	3,235
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/26	1,030	1,059
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	1,050	799
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/29	390	297
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	1,095	794
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/30	590	428
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	3,760	2,595
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/31	1,000	690
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,400	919
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/32	1,515	994
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	2,500	1,557
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/33	1,350	841
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/34	2,000	1,178

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	1,600	889
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/35	3,125	1,736
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	1,550	809
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/36	4,000	2,088
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/37	5,985	2,931
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/38	6,000	2,766
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/39	5,250	2,278
[3]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/40	6,000	2,449
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/25	5,500	5,613
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/38	1,650	1,516
	Wisconsin Department of Transportation Miscellaneous Revenue	3.000%	7/1/41	1,675	1,239
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	4,440	4,470
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,700	3,725
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	3,085	3,106
	Wisconsin Environmental Improvement Fund Lease Revenue Prere.	5.000%	6/1/25	6,435	6,545
	Wisconsin GO	5.000%	5/1/27	8,425	8,802
	Wisconsin GO	5.000%	5/1/28	4,500	4,764
	Wisconsin GO	5.000%	11/1/28	30,170	31,396
	Wisconsin GO	4.000%	5/1/33	11,520	11,381
	Wisconsin GO	5.000%	5/1/34	7,000	7,357
	Wisconsin GO	4.000%	11/1/34	3,500	3,428
	Wisconsin GO	5.000%	5/1/35	6,435	6,909
	Wisconsin GO	5.000%	5/1/35	17,000	18,558
	Wisconsin GO	5.000%	5/1/36	14,385	14,852
	Wisconsin GO	5.000%	5/1/36	22,000	23,730
	Wisconsin GO	5.000%	5/1/36	2,670	2,801
	Wisconsin GO	5.000%	5/1/37	12,500	12,828
	Wisconsin GO	5.000%	5/1/37	12,700	13,539
	Wisconsin GO	5.000%	5/1/38	11,000	11,242
	Wisconsin GO	5.000%	5/1/38	10,500	11,087
	Wisconsin GO, Prere.	5.000%	5/1/25	5,025	5,114
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/29	1,950	1,979
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/34	11,035	11,175
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/35	6,365	6,423
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/26	1,000	1,022
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/27	850	877
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/28	900	937
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,310	2,314
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,435	2,444
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	2,500	2,529
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	940	947
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	930	956
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	1,685	1,694
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,855	1,913
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,075	1,117
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/27	1,015	1,015
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	150	154
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	835	866
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/28	1,400	1,400
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	12,130	12,174
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	175	180
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,175	1,198
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	800	826
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	12,020	12,047
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	200	207
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	405	342
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,410	1,434
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/30	8,305	8,036
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,780	2,764
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	275	281
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/31	6,000	5,786
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,650	1,638
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	300	307
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/31	1,555	1,592
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	4,200	4,206
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	4,825	4,930
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/32	5,345	5,136

Intermediate-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/32	8,045	7,783
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	660	676
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/32	2,235	2,285
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	4,000	4,077
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/33	450	426
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,300	1,287
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	50,545	48,389
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/33	2,945	3,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	6,845	6,958
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,260	1,244
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	39,835	37,884
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	700	716
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/34	3,450	3,504
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,450	5,532
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	7,075	6,648
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/35	2,540	2,272
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	4,460	4,398
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/36	2,605	2,282
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,910	5,359
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,245	1,968
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/38	5,225	4,401
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/39	9,600	9,049
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	4,420	3,781
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	500	406
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	3,095	2,620
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/26	1,480	1,507
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,115	3,177
[4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.450%	11/1/23	6,900	6,900
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/52	3,265	3,055
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/54	5,715	6,010
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue	2.500%	11/1/41	1,750	1,146
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	125	125
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	350	333
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.340%	12/2/24	4,545	4,524
					1,004,112
Wyoming (0.1%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/30	250	246
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/31	250	241
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/32	300	282
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/33	275	254
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	250	231
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/35	250	229
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/36	200	181
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	140	123
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	160	138
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	24,000	21,765
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/50	4,005	3,815
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/52	2,295	2,177
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/53	3,005	3,083
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, ETM	5.000%	1/1/25	1,000	1,014
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,025	1,065
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,040	1,081
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,105	1,148
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,050	1,091
[1]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/27	1,450	1,507
					39,671
Total Tax-Exempt Municipal Bonds (Cost $70,633,718)					65,328,690

Intermediate-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[19]	Vanguard Municipal Cash Management Fund (Cost $474,565)	4.058%	4,745,371	474,632
Total Investments (99.4%) (Cost $71,108,283)				65,803,322
Other Assets and Liabilities—Net (0.6%)				391,973
Net Assets (100%)				66,195,295
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $1,834,880,000, representing 2.8% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
10	Step bond.
11	Securities with a value of $6,973,000 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
16	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
17	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
	Expiration	Number of Long (Short) Contracts	($000)
				Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	3,477	703,821	(3,237)
5-Year U.S. Treasury Note	December 2023	5,221	545,472	(6,778)
				(10,015)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(1,066)	(119,992)	10,724
				709
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $70,633,718)	65,328,690
Affiliated Issuers (Cost $474,565)	474,632
Total Investments in Securities	65,803,322
Investment in Vanguard	2,370
Cash	14,485
Receivables for Investment Securities Sold	46,856
Receivables for Accrued Income	841,844
Receivables for Capital Shares Issued	217,848
Other Assets	586
Total Assets	66,927,311
Liabilities
Payables for Investment Securities Purchased	444,780
Payables for Capital Shares Redeemed	238,248
Payables for Distributions	45,189
Payables to Vanguard	2,696
Variation Margin Payable—Futures Contracts	1,103
Total Liabilities	732,016
Net Assets	66,195,295
At October 31, 2023, net assets consisted of:

Paid-in Capital	72,731,756
Total Distributable Earnings (Loss)	(6,536,461)
Net Assets	66,195,295

Investor Shares—Net Assets
Applicable to 172,390,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,216,307
Net Asset Value Per Share—Investor Shares	$12.86

Admiral Shares—Net Assets
Applicable to 4,976,468,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,978,988
Net Asset Value Per Share—Admiral Shares	$12.86
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	2,007,531
Total Income	2,007,531
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,660
Management and Administrative— Investor Shares	3,851
Management and Administrative— Admiral Shares	52,047
Marketing and Distribution— Investor Shares	165
Marketing and Distribution— Admiral Shares	3,705
Custodian Fees	360
Auditing Fees	33
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	186
Trustees’ Fees and Expenses	38
Other Expenses	204
Total Expenses	64,277
Expenses Paid Indirectly	(359)
Net Expenses	63,918
Net Investment Income	1,943,613
Realized Net Gain (Loss)
Investment Securities Sold[1]	(599,140)
Futures Contracts	(9,326)
Realized Net Gain (Loss)	(608,466)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	411,611
Futures Contracts	1,668
Change in Unrealized Appreciation (Depreciation)	413,279
Net Increase (Decrease) in Net Assets Resulting from Operations	1,748,426
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25,191,000, ($9,000), and $45,000, respectively. Purchases and sales are for temporary cash investment purposes.
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,943,613	1,848,759
Realized Net Gain (Loss)	(608,466)	(594,405)
Change in Unrealized Appreciation (Depreciation)	413,279	(9,634,282)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,748,426	(8,379,928)
Distributions
Investor Shares	(67,186)	(71,935)
Admiral Shares	(1,867,372)	(1,876,318)
Total Distributions	(1,934,558)	(1,948,253)
Capital Share Transactions
Investor Shares	(343,419)	(497,887)
Admiral Shares	118,748	(10,626,263)
Net Increase (Decrease) from Capital Share Transactions	(224,671)	(11,124,150)
Total Increase (Decrease)	(410,803)	(21,452,331)
Net Assets
Beginning of Period	66,606,098	88,058,429
End of Period	66,195,295	66,606,098

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.87	$14.66	$14.64	$14.46	$13.67
Investment Operations
Net Investment Income[1]	.367	.315	.311	.348	.380
Net Realized and Unrealized Gain (Loss) on Investments	(.011)	(1.772)	.020	.180	.791
Total from Investment Operations	.356	(1.457)	.331	.528	1.171
Distributions
Dividends from Net Investment Income	(.366)	(.316)	(.311)	(.348)	(.381)
Distributions from Realized Capital Gains	—	(.017)	—	—	—
Total Distributions	(.366)	(.333)	(.311)	(.348)	(.381)
Net Asset Value, End of Period	$12.86	$12.87	$14.66	$14.64	$14.46
Total Return[2]	2.69%	-10.07%	2.26%	3.69%	8.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,216	$2,550	$3,435	$3,457	$3,620
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.27%	2.10%	2.39%	2.67%
Portfolio Turnover Rate	43%	35%	18%	16%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.87	$14.66	$14.64	$14.46	$13.67
Investment Operations
Net Investment Income[1]	.378	.326	.322	.360	.391
Net Realized and Unrealized Gain (Loss) on Investments	(.012)	(1.772)	.021	.179	.791
Total from Investment Operations	.366	(1.446)	.343	.539	1.182
Distributions
Dividends from Net Investment Income	(.376)	(.327)	(.323)	(.359)	(.392)
Distributions from Realized Capital Gains	—	(.017)	—	—	—
Total Distributions	(.376)	(.344)	(.323)	(.359)	(.392)
Net Asset Value, End of Period	$12.86	$12.87	$14.66	$14.64	$14.46
Total Return[2]	2.77%	-9.99%	2.34%	3.77%	8.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,979	$64,056	$84,624	$75,103	$67,655
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.83%	2.35%	2.17%	2.48%	2.75%
Portfolio Turnover Rate	43%	35%	18%	16%	8%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

Intermediate-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $2,370,000, representing less than 0.01% of the fund’s net assets and 0.95% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $359,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	65,328,690	—	65,328,690
Temporary Cash Investments	474,632	—	—	474,632
Total	474,632	65,328,690	—	65,803,322
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,724	—	—	10,724
Liabilities
Futures Contracts[1]	10,015	—	—	10,015
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	44,653
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(5,303,391)
Capital Loss Carryforwards	(1,232,807)
Qualified Late-Year Losses	—
Other Temporary Differences	(44,916)
Total	(6,536,461)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	1,934,558	1,846,975
Ordinary Income*	—	21,100
Long-Term Capital Gains	—	80,178
Total	1,934,558	1,948,253
*	Includes short-term capital gains, if any.

Intermediate-Term Tax-Exempt Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	71,106,714
Gross Unrealized Appreciation	57,024
Gross Unrealized Depreciation	(5,360,415)
Net Unrealized Appreciation (Depreciation)	(5,303,391)
F.	During the year ended October 31, 2023, the fund purchased $29,706,499,000 of investment securities and sold $28,827,501,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2023, such purchases were $1,522,115,000 and sales were $892,615,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	455,775	34,084	616,214	44,710
Issued in Lieu of Cash Distributions	55,852	4,179	59,645	4,321
Redeemed	(855,046)	(64,048)	(1,173,746)	(85,162)
Net Increase (Decrease)—Investor Shares	(343,419)	(25,785)	(497,887)	(36,131)
Admiral Shares
Issued	25,316,546	1,897,189	29,431,209	2,156,444
Issued in Lieu of Cash Distributions	1,325,996	99,255	1,330,139	96,386
Redeemed	(26,523,794)	(1,998,540)	(41,387,611)	(3,046,778)
Net Increase (Decrease)—Admiral Shares	118,748	(2,096)	(10,626,263)	(793,948)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Intermediate-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Intermediate-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg® and Bloomberg 1-15 Year Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Intermediate-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Intermediate-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Intermediate-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg 1-15 Year Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Intermediate-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Intermediate-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg 1-15 Year Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Intermediate-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Intermediate-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Intermediate-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE INTERMEDIATE-TERMTAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INTERMEDIATE-TERMTAX-EXEMPT FUND OR THE BLOOMBERG 1-15 YEAR MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David  Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q420 122023

Annual Report   |   October 31, 2023
Vanguard Long-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Long-Term Tax-Exempt Fund returned 2.59% for Investor Shares and 2.67% for Admiral Shares. Those results were roughly in line with the 2.64% return of its benchmark, the Bloomberg Municipal Bond Index, which includes bonds across the maturity spectrum.
•	Early on, inflation continued to ease amid ongoing interest rate hikes by the Federal Reserve. Unexpected buoyancy in the labor market and consumer spending helped dial back expectations of a sustained recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Municipal bonds were not immune to the run-up in Treasury yields. As a whole, however, their fundamentals remained solid, and they fared better than the overall bond market.
•	The main drivers of the fund’s relative outperformance came from its overweight allocation to credit, which fared well given the resilience in the economy. A barbell strategy regarding yield-curve positioning and managing the fund’s convexity profile also helped; a structural overweight duration position detracted.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

Advisor’s Report
For the 12 months ended October 31, 2023, Vanguard Long-Term Tax-Exempt Fund returned 2.59% for Investor Shares and 2.67% for Admiral Shares. Those results were roughly in line with the 2.64% return of its benchmark index, which includes munis across the maturity spectrum.
With municipal bond yields rising, the 30-day SEC yield for Investor Shares ended the 12 months at 4.42%, up from 4.05% a year earlier. The 30-day yield for Admiral Shares climbed to 4.50%, up from 4.13%.
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT), but the fund did not hold such securities during the fiscal year.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
Central banks including the Federal Reserve, the European Central Bank, and the Bank of England reacted to the prospect of inflation remaining stubbornly high by aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period led several major central banks to slow the pace of their interest rate hikes or even hit the pause button.
Government bond yields rose across the maturity spectrum in major markets over the 12 months. Central bank action and some banking sector stress in March drove short-term rates higher in the first part of the period, whereas longer-term rates climbed more beginning in July as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for longer.
The bellwether 10-year U.S. Treasury yield rose 0.88 percentage points to end the period at 4.93%. Longer-term U.S. Treasury yields saw a similar rise, with the 30-year climbing 0.93 percentage points to 5.09%.
As a whole, muni fundamentals remained solid. They fared better than the overall bond market—returning 2.64%, as measured by the Bloomberg Municipal Bond Index— but they faced some challenges.
Muni yields initially eased off October 2022 highs but resumed their upward trajectory toward summer’s end and finished the period higher across the maturity spectrum.
Muni mutual funds also had to contend with outflows, especially among shorter-term funds. With cash and money market funds paying more than they had in over a decade, some muni investors moved to the sidelines to wait out the volatility in rates.
Management of the fund
One driver of the fund’s relative outperformance was an overweight to credit. With strong demand for AAA-rated munis having pushed their valuations into rich territory, and given the healthy fundamentals of this asset class, we felt comfortable focusing on lower-quality investment-grade munis, which were offering more yield and nevertheless seemed unlikely to see their spreads widen significantly if the economy slowed.
Our management of the fund’s convexity profile was another driver. (Convexity is a measure of how much a bond’s duration changes when interest rates change.) The duration of a callable bond tends to lengthen in a rising interest rate environment—especially when interest rates rise above the bond’s coupon rate—amplifying the decline in its price. Managing convexity has become more important with the proliferation of callable munis being issued with coupons of 4%, 3%, and even 2%. Our expertise in measuring these risks helped the fund.
Yield-curve positioning modestly contributed to relative performance. We took a barbell approach with an allocation to short-term bonds, which we expect will benefit from an eventual normalization in the yield curve, and an allocation to bonds further out the curve where we have locked in attractive returns.
The fund has a structural overweight to duration (a measure of the price sensitivity of a portfolio to changes in interest rates). That positioning at times when rates were rising (and bond prices were falling) dampened relative performance.
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2022	October 31, 2023
2 years	3.20%	3.75%
5 years	3.27	3.55
10 years	3.40	3.64
30 years	4.17	4.65
Source: Vanguard.
2

Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the global financial crisis.
Our outlook for munis is positive given the strength of their fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Moreover, valuations toward the long end of the curve are especially compelling. And once the yield curve begins to normalize, we would expect cash inflows to muni funds to pick up as investors reassess the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Mathew M. Kiselak, Principal,
Portfolio Manager, Head of Long-Term Municipal Portfolio Management
Stephen M. McFee, CFA,
Portfolio Manager
Vanguard Fixed Income Group
November 8, 2023
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$941.90	$0.83
Admiral™ Shares	1,000.00	942.30	0.44
Based on Hypothetical 5% Yearly Return
Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Tax-Exempt Fund Investor Shares	2.59%	0.98%	2.43%	$12,720
Bloomberg Municipal Bond Index	2.64	1.00	2.12	12,333

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Long-Term Tax-Exempt Fund Admiral Shares	2.67%	1.06%	2.52%	$64,133
Bloomberg Municipal Bond Index	2.64	1.00	2.12	61,666
See Financial Highlights for dividend and capital gains information.
5

Long-Term Tax-Exempt Fund
Fund Allocation
As of October 31, 2023
New York	15.6%
Texas	10.5
California	8.1
Pennsylvania	5.6
Florida	5.2
Illinois	5.2
Massachusetts	4.3
Georgia	3.1
New Jersey	3.0
Michigan	2.6
Colorado	2.6
Ohio	2.5
Alabama	2.3
Oregon	2.2
Maryland	2.0
Virginia	1.8
Utah	1.8
District of Columbia	1.8
Arizona	1.6
Missouri	1.5
Puerto Rico	1.3
Wisconsin	1.3
Tennessee	1.3
Minnesota	1.3
South Carolina	1.1
North Carolina	1.0
Other	9.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.3%)
Alabama (2.2%)
	Alabama GO	4.000%	11/1/30	6,195	6,150
	Alabama GO	4.000%	11/1/31	4,000	3,965
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,153
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,338
	Auburn University College & University Revenue	5.000%	6/1/48	6,000	5,983
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	316
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	342
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	655
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	16,390	15,787
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	18,595	18,822
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	16,225	14,903
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	24,435	23,882
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,141
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	10,110	9,738
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,290	32,117
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	7,850	7,571
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	17,460	16,731
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	4,270	4,278
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	1,400	1,401
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	5,300	5,340
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	4,015	3,693
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/48	4,000	4,000
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,376
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,293
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	4,161
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	540	549
	Huntsville AL GO	5.000%	5/1/32	3,190	3,309
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,310	12,681
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,681
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	546
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	517
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	580
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	451
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	529
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,022
[2]	Jefferson County AL Sewer Revenue	6.600%	10/1/42	12,500	13,127
	Jefferson County AL Sewer Revenue	7.750%	10/1/46	1,100	1,157
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	10,505
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	16,130
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,464
	Mobile Alabama Industrial Development Board Industrial Revenue GO PUT	3.780%	6/16/26	430	422
	Montgomery AL GO	5.000%	12/1/33	475	503
	Oxford AL GO	5.000%	7/1/52	3,750	3,700
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,092
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,293
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	12,315	11,575
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	1,215	1,233
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	5,910	5,853
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	17,985	17,922
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,610	1,599
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	1,917
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,026
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,042
7

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,022
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	767
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,464
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	2,120	2,014
					333,828
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,028
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	892
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,743
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,069
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	932
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	917
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,371
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,340
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,137
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,535	1,364
					20,793
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,146
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,064
[3]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	3,000	3,248
[3]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	1,500	1,622
[4]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,007
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,317
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	416
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	3,365	2,371
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	869
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	855
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	421
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,066
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,033
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,327
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	1,898
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,417
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	240
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	300
	Arizona State University College & University Revenue	5.000%	7/1/43	5,400	5,478
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/35	4,480	4,540
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/43	6,000	5,936
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	2,912
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	4,810	4,688
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	323
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,406
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,110
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	447
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	552
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,134
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,371
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	2,926
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	8,552
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	982
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	4,925
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	3,908
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,528
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,540	1,591
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	539
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	345
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	479
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	554
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	194
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	191
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	237
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	229
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,086
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/31	3,080	3,247
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	2,135	2,245
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	2,030	2,131
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	5,515	5,641
8

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,100	2,198
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,990	3,114
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,350	3,467
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	3,440	3,542
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	6,540	6,440
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,526
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,023
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,905	13,456
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,631
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	2,777
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	763
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	2,570	1,747
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	3,680	2,389
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	325
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,019
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,225
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	10,493
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,450
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	25,025	25,499
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,228
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,545	1,498
[4]	Sierra Vista IDA Charter School Aid Revenue	5.750%	6/15/58	7,250	6,495
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,765
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,589
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,345
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,337
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,528
					225,913
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	20	20
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	997
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	992
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,191
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	1,895	1,903
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	2,360	2,370
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,182
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	2,870
					15,525
California (7.8%)
[2,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	4,234
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,681
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	11,561
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	1,679
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	8,660	8,362
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	8,115	8,359
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,965	12,916
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	14,405	14,360
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	5,195	4,941
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	51,135
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	1,980	1,967
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	13,415	12,423
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	11,131
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	2,964
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,481
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	813
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	874
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	30
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	4,951
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	10,144
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	4,773
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,165
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,900	15,292
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	2,050	2,091
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,092
	California GO	5.000%	9/1/31	15,050	15,417
	California GO	5.000%	3/1/32	1,155	1,239
[2]	California GO	5.250%	8/1/32	9,765	10,689
9

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	3/1/33	3,000	3,216
	California GO	4.000%	8/1/33	5,000	4,985
	California GO	5.000%	8/1/33	16,100	16,427
	California GO	5.000%	3/1/34	1,500	1,605
	California GO	5.000%	12/1/34	5,000	5,375
	California GO	5.000%	3/1/35	6,130	6,538
	California GO	5.000%	8/1/35	1,170	1,192
	California GO	5.000%	9/1/35	12,255	12,494
	California GO	5.000%	9/1/35	1,000	1,085
	California GO	4.000%	3/1/36	8,695	8,559
	California GO	5.000%	9/1/36	1,715	1,843
	California GO	5.000%	9/1/36	5,000	5,374
	California GO	3.000%	10/1/36	5,400	4,520
	California GO	5.000%	4/1/37	1,010	1,048
	California GO	5.000%	4/1/37	3,000	3,199
	California GO	3.000%	10/1/37	4,750	3,892
	California GO	5.000%	11/1/37	2,000	2,128
	California GO	5.000%	9/1/39	4,880	5,140
	California GO	5.000%	10/1/39	1,500	1,551
	California GO	3.000%	11/1/40	4,500	3,531
	California GO	3.000%	11/1/41	5,500	4,245
	California GO	5.000%	4/1/42	1,500	1,535
	California GO	5.000%	4/1/42	5,000	5,204
	California GO	5.000%	9/1/42	3,200	3,336
	California GO	5.000%	10/1/42	10,000	10,256
	California GO	5.000%	10/1/42	2,000	2,105
	California GO	5.000%	11/1/42	1,690	1,763
	California GO	5.000%	10/1/45	1,000	1,046
	California GO	5.250%	10/1/50	4,000	4,268
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,688
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	2,496
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	7,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,700	3,733
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	11,786
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	12,260	9,797
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	29,769
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	7,405	6,978
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,822	6,234
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,355	12,424
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,578	11,632
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,795	1,619
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	10,000	9,988
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	1,500	1,487
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.790%	12/1/50	1,000	973
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,532
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	6,085
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	7,054
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue COP	5.250%	11/1/52	5,000	5,065
[1]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	5,100	5,158
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	2,973
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	774
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,055
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	1,000	869
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,621
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,495
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,603
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/41	1,500	1,360
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,097
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	3,920
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	584
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,512
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	2,740
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,094
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,180
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,075
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,207
	California State University College & University Revenue	5.250%	11/1/48	1,500	1,586
10

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	5.250%	11/1/53	1,000	1,047
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	973
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	774
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	860
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,283
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	8,798
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,279
[9]	Chabot-Las Positas Community College District GO	5.250%	8/1/48	2,545	2,669
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,173
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,115
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	877
[2]	Chula Vista Elementary School District COP	2.000%	9/1/46	6,500	3,396
[2]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,500	1,679
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,290
	Coast Community College District GO	3.000%	8/1/39	4,300	3,319
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	5,000	3,006
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	3,575
	Downey Unified School District GO	3.000%	8/1/46	5,720	3,962
	Downey Unified School District GO	3.000%	8/1/47	6,240	4,284
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,215
[2]	East Side Union High School District GO	3.000%	8/1/34	4,600	3,865
[3]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	3,753
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,156
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,299
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	600
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,476
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,161
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,201
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	7,150
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,147
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	882
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,229
[1]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/58	12,000	10,082
	Irvine Unified School District GO	2.250%	9/1/49	7,775	4,218
	Kern Community College District GO	3.000%	8/1/46	4,890	3,392
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,574
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	842
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	2,872
[10]	Long Beach Unified School District GO	0.000%	8/1/33	500	329
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	389
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	6,229
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	554
	Los Angeles CA Unified School District GO	5.250%	7/1/47	6,750	7,086
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	9,623
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	8,574
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,474
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,214
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,047
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	2,813
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,760
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,293
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,568
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,141
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,121
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,670
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,657
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,558
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	5,000	4,388
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,115
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	4,779
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,134
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,519
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	3,817
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	3,055
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,301
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,147
11

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,224
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,289
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,243
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,090
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	10,000	10,233
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	2,298
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	1,000	998
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	1,500	1,497
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/47	1,500	1,497
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	842
[2]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,639
[2]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,010
	Mount San Antonio Community College District GO	5.875%	8/1/28	3,025	3,306
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	5,125
	Oak Grove School District GO	4.000%	8/1/49	4,000	3,452
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,152
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	911
	Palomar Health GO	0.000%	8/1/37	5,415	2,686
[10]	Palomar Health GO	7.000%	8/1/38	10,000	11,051
	Peralta Community College District GO	5.500%	8/1/52	2,000	2,120
[2]	Pittsburg Unified School District GO	5.000%	8/1/47	2,180	2,214
	Poway Unified School District GO	0.000%	8/1/51	20,000	4,368
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/42	1,285	1,306
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	8,590
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,312
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,208
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	3,833
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,317
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,335
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	12,629
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	2,970	3,037
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,587
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,039
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	7,243
	San Diego CA Unified School District GO	4.000%	7/1/53	7,000	5,947
	San Diego CA Unified School District GO	4.000%	7/1/53	6,000	5,097
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,092
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,000	4,128
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	16,068
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	9,450	9,698
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	1,877
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	3,436
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,166
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	19,240	19,633
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	13,350
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,677
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	991
	San Francisco Community College District GO	3.000%	6/15/45	3,850	2,582
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	4,000	3,477
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,395
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	997
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,530
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,507
[2]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	1,912
[2]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,038
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	508
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	174
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,422
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,676
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,034
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,325
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,072
	San Rafael City Elementary School District GO	5.250%	8/1/52	4,000	4,152
	San Rafael City High School District GO	5.250%	8/1/52	4,000	4,140
[2]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,560
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,072
12

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,055
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	3,453
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/42	1,585	1,163
[2]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,309
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,060
[2]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,165
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,064
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	6/1/46	1,500	1,547
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,528
	State Center Community College District GO	3.000%	8/1/39	2,600	2,019
	State Center Community College District GO	3.000%	8/1/41	5,250	3,935
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,320	1,232
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,006
	Union Elementary School District GO	4.000%	9/1/52	1,875	1,613
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/45	1,375	975
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/50	1,500	1,009
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,060
	University of California College & University Revenue	4.000%	5/15/40	4,265	3,909
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	10,045	10,364
	University of California College & University Revenue (Limited Project)	5.000%	5/15/38	1,000	1,032
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	8,750	7,548
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,000	10,100
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,295
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	10,306
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	9,000	7,636
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,139
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,143
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,195
	Washington Township Health Care District GO	5.250%	8/1/48	1,000	1,030
	Washington Township Health Care District GO	5.500%	8/1/53	1,000	1,048
	West Sonoma County Union High School District GO	5.000%	8/1/49	1,000	1,009
					1,159,771
Colorado (2.5%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,080
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,485
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,253
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	905
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,091
	Brighton CO Water Activity Water Revenue (Water System Project)	5.000%	6/1/52	12,385	12,458
	Broomfield CO City & County Water Revenue	4.000%	12/1/39	5,055	4,592
[2]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	937
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	4,000	3,832
	Colorado COP	5.000%	12/15/33	4,760	5,041
	Colorado COP	4.000%	12/15/34	4,995	4,908
	Colorado COP	4.000%	12/15/35	1,000	960
	Colorado COP	6.000%	12/15/40	5,000	5,574
	Colorado COP	6.000%	12/15/41	3,570	3,968
	Colorado COP	5.250%	3/15/42	5,000	5,091
	Colorado COP	4.000%	3/15/46	6,000	5,041
	Colorado COP, Prere.	4.000%	11/1/23	12,675	12,675
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	981
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	1,936
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	4,493
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	525
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	890
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,711
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,122
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,020	1,043
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,298
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,571
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,042
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,391
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,221
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	23,410	20,770
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,118
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	1,889
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	18,651
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	3,260	3,232
13

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	12,224
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	5,133
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	6,253
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	694
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,000	4,079
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,557
[9]	Colorado School of Mines College & University Revenue	5.250%	12/1/53	6,000	6,050
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,035
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,170	1,216
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,130	3,253
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,665	1,722
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,320	1,365
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,180	1,217
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,094
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/51	5,000	4,187
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,110
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	13,675	14,071
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	2,895	2,938
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,314
[2]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	4,000	4,027
	Denver City & County School District No. 1 GO	4.000%	12/1/37	2,450	2,272
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,178
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	1,814
	Denver City & County School District No. 1 GO	4.000%	12/1/45	6,895	5,934
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,269
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	889
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	8,967
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,211
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	4,880
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	700	697
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,120
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,125
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	3,736
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,221
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,537
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,254
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,027
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,068
[2]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,626	3,803
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	5,639
	Parker Co. Water & Sanitation District Water Revenue	4.000%	11/1/52	16,300	13,342
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	5,000	5,524
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,543
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	1,984
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,722
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	1,958
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	2,975
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,217
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,556
	Thornton CO COP	4.000%	12/1/39	3,000	2,673
	University of Colorado College & University Revenue	5.000%	6/1/44	3,490	3,531
	University of Colorado College & University Revenue	4.000%	6/1/48	4,900	4,177
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	3,374
	University of Colorado College & University Revenue	4.000%	6/1/51	9,000	7,591
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,054
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,452
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,342
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,053
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,057
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	2,855
[2]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	943
					369,545
Connecticut (0.6%)
	Connecticut GO	5.000%	8/1/27	810	846
	Connecticut GO	5.000%	8/1/28	1,005	1,062
	Connecticut GO	3.000%	1/15/33	1,090	947
	Connecticut GO	4.000%	6/1/33	850	843
	Connecticut GO	4.000%	6/1/34	1,425	1,404
	Connecticut GO	3.000%	6/1/35	1,000	835
14

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut GO	4.000%	1/15/36	9,230	8,948
	Connecticut GO	4.000%	1/15/37	4,520	4,297
	Connecticut GO	3.000%	6/1/38	2,000	1,549
	Connecticut GO	3.000%	1/15/39	4,710	3,608
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,194
	Connecticut GO	3.000%	1/15/40	4,790	3,613
	Connecticut GO	4.000%	6/15/41	300	270
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	40	40
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,410	2,357
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	4,110	3,890
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	5,868
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,157
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,144
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,205
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,369
[9]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	4,630	4,853
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,100
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,308
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,123
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,938
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,404
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,293
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,489
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,050
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,453
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,068
	Metropolitan District GO	5.000%	7/15/33	1,045	1,095
	Metropolitan District GO	5.000%	7/15/36	1,750	1,808
	Metropolitan District GO	4.000%	7/15/37	1,000	917
	Norwalk CT GO	4.000%	8/15/40	960	856
	Norwalk CT GO	4.000%	8/15/41	695	612
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,356
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,276
[9]	University of Connecticut College & University Revenue	5.250%	11/15/48	2,000	2,044
					92,500
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	48
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	178
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	177
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	176
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	174
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	171
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	154
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	168
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	182
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	177
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	911
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	282
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,532
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	1,858
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,006
	University of Delaware College & University Revenue	5.000%	11/1/43	2,090	2,103
					10,297
District of Columbia (1.7%)
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,318
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,213
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	792
	District of Columbia College & University Revenue	3.000%	4/1/40	700	500
	District of Columbia College & University Revenue	3.000%	4/1/41	750	525
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,445
	District of Columbia GO	5.000%	6/1/28	2,505	2,613
	District of Columbia GO	5.000%	6/1/28	2,500	2,645
	District of Columbia GO	5.000%	6/1/32	1,725	1,767
	District of Columbia GO	4.000%	6/1/34	6,000	5,929
	District of Columbia GO	5.000%	10/15/36	2,000	2,082
	District of Columbia GO	5.000%	10/15/37	5,000	5,153
	District of Columbia GO	5.000%	10/15/38	3,105	3,188
15

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	1/1/41	3,000	3,118
	District of Columbia GO	5.000%	6/1/42	5,235	5,292
	District of Columbia GO	5.000%	6/1/43	1,000	1,014
	District of Columbia GO	5.000%	10/15/44	14,020	14,255
	District of Columbia GO	5.250%	1/1/48	7,875	8,164
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,282
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	5,630
	District of Columbia Income Tax Revenue	4.000%	3/1/37	7,225	6,789
	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	10,578
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,679
	District of Columbia Income Tax Revenue	4.000%	5/1/40	1,985	1,793
	District of Columbia Income Tax Revenue	4.000%	3/1/44	4,405	3,849
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	4,773
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,775	3,558
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	3,733
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,461
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,168
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	3,940	3,342
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	6,000	6,026
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	2,150	1,795
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	1,841
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	939
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	34,490	26,953
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	11,021
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,650	2,186
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	26,908
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,169
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,209
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	925
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,204
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	442
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,009
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,142
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	3,678
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	2,540	2,302
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	2,979
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,330	1,378
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	1,725	1,777
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,085	1,112
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	5,725	4,994
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	3,860	3,937
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	2,990	3,041
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	1,045	1,058
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,515
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	10,055	10,162
					252,350
Florida (5.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	844
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	1,758
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	19,220	15,453
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	14,425	13,506
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	844
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	974
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,491
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	2,729
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,145
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	708
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	9,282
[2]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,099
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	3,642
[2]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,054
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	1,690
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,011
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,012
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	14,433
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	877
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	912
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	974
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	932
16

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/44	1,940	1,368
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	5,000	3,478
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	335
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	650	552
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	2,000	1,504
	Florida GO	4.000%	6/1/33	15,995	15,710
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	321
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	364
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	355
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	586
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,517
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	2,545	2,581
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,040	5,116
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,676
	Florida State Board of Governors University of Florida Research Government Fund/Grant Revenue	4.125%	7/1/50	4,605	3,977
	Fort Lauderdale FL GO (Parks And Recreation Projects)	3.000%	7/1/49	8,990	5,986
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,323
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,051
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/39	1,295	1,352
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/40	1,000	1,041
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	4,750	5,000
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	10,335	10,962
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,316
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,462
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	824
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,018
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	8,982
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,135
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,192
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	2,961
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	12,052
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,634
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	11,538
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,451
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,068
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,683
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	1,872
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	654
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	6,997
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,030
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,647
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	2,792
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,415
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,539
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,637
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,468
[2,4]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,045
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,273
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	20,648
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,408
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,045
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	4,837
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	8,619
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,670
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	5,955
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	3,951
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	1,994
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,414
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	9
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,808
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	12,651
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	3,375
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	11,766
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	3,834
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	6,545	5,926
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	3,125	2,727
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/42	5,120	4,344
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	1,875	1,605
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	9,100	7,639
17

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,000	6,013
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,513
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,445	3,507
[1]	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	3,000	2,451
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	890
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	883
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,266
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	8,202
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	12,500	12,518
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	12,593
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	12,360
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,423
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	18,025	14,490
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	5,611
[2]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/36	2,335	2,361
[2]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/38	3,160	3,172
[6]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,485
[6]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,193
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	250
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	245
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	242
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	6,650
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	4,525
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,193
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	909
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,273
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,059
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,160
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,102
[2]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,177
[2]	Pasco County School Board COP	5.000%	8/1/43	5,840	5,868
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,030	1,099
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	885	938
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,390	1,467
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,090	3,246
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,725	3,858
[2]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	12,895	13,470
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	2,827
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,020
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	11,537
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/50	6,725	6,751
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	14,611
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,000	4,792
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,110	6,900
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	4,220	3,002
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	5,780	4,181
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	3,739
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	12,970	10,397
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	8,394
[2]	St. Lucie County School Board Lease (Appropriation) (Master Lease Program) COP	5.250%	7/1/53	10,000	10,111
	St. Petersburg FL Public Utility Water Revenue	4.000%	10/1/41	1,360	1,197
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,565
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,408
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,637
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,271
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	2,856
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,293
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	10,142
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	584
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	4,735	4,491
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,072
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	208
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	964
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,236
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	399
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	355
18

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	539
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,472
[4]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	4,589
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	7,237
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	10,882
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	11,204
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,492
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	5,814
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,188
					752,454
Georgia (3.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	10,270	9,981
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	16,775	15,890
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,511
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	1,000	1,037
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,015	1,048
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,450	1,490
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,085	2,133
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/43	1,840	1,878
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	7,705	7,769
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	6,650	6,669
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	862
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	1,669
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	829
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,195
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,088
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	961
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	717
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	839
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	8,810	6,918
[9]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	5,205	5,434
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,093
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	4,778
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,103
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,305
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,099
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,241
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	857
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	846
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	743
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	937
[3]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,080	2,112
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,111
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,258
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	915
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,789
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,047
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,778
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	8,076
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	2,478
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	2,500	1,491
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,476
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	4,446
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,710	1,430
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,201
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	2,563
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	3,807
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,310	1,277
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	202
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	10,900	10,332
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	1,965	1,889
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	4,865	4,682
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	5,790	5,579
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,152
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,186
19

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	6,640	5,626
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	22,110	18,438
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	4,450	3,695
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	10,266
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	13,058
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	5,082
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	1,834
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,108
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,211
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,348
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	20,912
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	11,950	11,609
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	2,960	2,848
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	7,735	7,253
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	2,980	2,770
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	23,480	23,326
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	2,655	2,611
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	38,075	37,809
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	6,100	5,992
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	22,645	22,473
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	4,684
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	12,199
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,001
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	16,041
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,354
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	21,130
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	925
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	907
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,760	1,588
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	590
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	4,622
					445,507
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,315
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,499
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,034
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	981
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,489
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	760
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	606
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	2,035	1,684
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,025
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,020
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,615	1,632
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,287
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,233
					18,565
Hawaii (0.7%)
	Hawaii GO	4.000%	10/1/27	3,770	3,771
	Hawaii GO	4.000%	10/1/31	6,770	6,691
	Hawaii GO	5.000%	1/1/33	3,140	3,267
	Hawaii GO	5.000%	1/1/35	7,740	8,048
	Hawaii GO	5.000%	1/1/37	18,720	19,289
	Hawaii GO	5.000%	1/1/38	7,015	7,177
	Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,783
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,650
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,847
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,231
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,618
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/51	5,920	3,858
	Honolulu HI City & County GO	4.000%	10/1/32	4,980	4,897
	Honolulu HI City & County GO	5.000%	7/1/44	1,000	1,020
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,017
	Honolulu HI City & County GO	5.000%	7/1/46	1,000	1,014
	Honolulu HI City & County GO	5.000%	7/1/47	1,000	1,012
	Honolulu HI City & County GO	5.000%	7/1/48	1,000	1,003
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	9,571
20

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,373
	Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	10,000	8,689
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	10,196
	Maui County HI GO	4.000%	3/1/36	1,375	1,333
	Maui County HI GO	4.000%	3/1/37	685	642
	Maui County HI GO	4.000%	3/1/38	1,500	1,370
					110,367
Idaho (0.3%)
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,091
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,168
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	2,986
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	5,582
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	13,895
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,206
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,135
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	4,085	4,148
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	6,600	5,471
					50,682
Illinois (5.0%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	457
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	980
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,079
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	961
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,215
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,444
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,202
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,174
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	987
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,076
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	4,640	4,232
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	17,125	17,197
[3]	Chicago Board of Education GO	5.500%	12/1/26	5,895	5,937
[3]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,587
[3]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,495
[3,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,495
[7]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,669
[3]	Chicago Board of Education GO	0.000%	12/1/31	15,000	9,924
[3,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,644
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	628
[2]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,506
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,375
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,527
	Chicago Board of Education GO	5.000%	12/1/34	1,000	972
[2]	Chicago Board of Education GO	5.000%	12/1/35	1,000	994
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,652
	Chicago Board of Education GO	4.000%	12/1/39	13,500	10,947
	Chicago Board of Education GO	5.000%	12/1/39	750	688
[4]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,883
	Chicago Board of Education GO	4.000%	12/1/47	6,500	4,816
[9]	Chicago Board of Education GO	5.875%	12/1/47	10,000	9,854
[9]	Chicago Board of Education GO	6.000%	12/1/49	27,500	27,427
	Chicago IL GO	5.000%	1/1/26	1,140	1,145
	Chicago IL GO	5.000%	1/1/28	1,495	1,522
	Chicago IL GO	5.000%	1/1/33	3,920	3,981
[3]	Chicago IL GO	0.000%	1/1/34	1,000	583
	Chicago IL GO	4.000%	1/1/35	2,500	2,229
	Chicago IL GO	5.500%	1/1/39	1,230	1,243
	Chicago IL GO	4.000%	1/1/40	11,457	9,503
	Chicago IL GO	5.500%	1/1/40	1,000	1,007
	Chicago IL GO	5.500%	1/1/41	4,000	4,012
	Chicago IL GO	5.500%	1/1/43	1,000	996
	Chicago IL GO	4.000%	1/1/49	13,632	10,269
	Chicago IL GO, ETM	5.000%	1/1/26	1,250	1,265
	Chicago IL GO, ETM	5.000%	1/1/28	255	268
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,020
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,019
[2]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	17,785
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	2,800	2,807
21

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,287
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,243
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	2,861
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,166
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	23,426
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	922
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,014
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/40	1,700	1,738
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	11,954
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	6,128
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	11,850
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,005
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	7,823
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	7,324
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	15,256
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,232
	Cook County IL GO	5.000%	11/15/31	450	469
	Cook County IL GO	5.000%	11/15/32	295	307
	Cook County IL GO	5.000%	11/15/33	290	301
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	7,295	7,343
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	7,911
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	3,250	2,672
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	983
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	2,878
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,029
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,574
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	3,774
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,198
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,496
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	2,774
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	2,729
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	1,767
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,535	5,522
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	1,749
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,729
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,735
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	1,946
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	7,790	6,684
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	188
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	27,240	22,590
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	2,688
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	1,873
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,000	9,450
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	2,476
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	567
	Illinois GO	5.000%	2/1/25	2,065	2,065
	Illinois GO	5.000%	1/1/27	3,510	3,557
	Illinois GO	5.000%	6/1/27	1,010	1,026
	Illinois GO	5.000%	9/1/27	2,000	2,047
	Illinois GO	5.000%	10/1/27	3,430	3,512
	Illinois GO	5.000%	12/1/27	500	512
	Illinois GO	4.000%	3/1/28	3,000	2,959
	Illinois GO	5.500%	1/1/30	445	472
	Illinois GO	5.000%	5/1/30	545	557
	Illinois GO	5.000%	7/1/30	13,000	13,447
	Illinois GO	5.000%	7/1/31	15,335	15,857
	Illinois GO	5.000%	7/1/32	4,980	5,144
	Illinois GO	4.000%	6/1/33	1,575	1,479
	Illinois GO	5.000%	7/1/33	2,545	2,614
	Illinois GO	4.000%	12/1/33	4,000	3,739
	Illinois GO	5.000%	3/1/34	1,000	1,020
	Illinois GO	4.000%	11/1/34	3,505	3,243
	Illinois GO	5.000%	7/1/36	2,550	2,564
	Illinois GO	5.000%	5/1/37	2,835	2,830
	Illinois GO	4.000%	7/1/37	7,410	6,577
	Illinois GO	5.250%	5/1/38	1,570	1,586
	Illinois GO	4.000%	3/1/39	1,550	1,339
	Illinois GO	5.250%	5/1/39	6,205	6,238
22

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.500%	5/1/39	1,000	1,023
	Illinois GO	4.000%	12/1/39	6,665	5,695
	Illinois GO	5.250%	5/1/40	4,555	4,556
	Illinois GO	4.000%	11/1/40	2,990	2,522
	Illinois GO	5.250%	5/1/41	6,705	6,666
	Illinois GO	5.500%	3/1/42	3,000	3,049
	Illinois GO	5.250%	5/1/42	6,345	6,259
	Illinois GO	5.250%	5/1/43	4,430	4,352
	Illinois GO	5.125%	10/1/43	4,500	4,349
	Illinois GO	4.000%	11/1/44	1,350	1,099
	Illinois GO	5.750%	5/1/45	3,000	3,060
	Illinois GO	4.250%	10/1/45	4,250	3,523
	Illinois GO	5.500%	5/1/47	8,805	8,850
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,186
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,145
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,217
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	3,200	2,868
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,000	10,967
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,265
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	3,665	3,720
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,755	4,892
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	4,995
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,875	6,866
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	1,025	1,023
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,062
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	1,110	938
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	147
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	478
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,579
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,289
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,151
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	11,861
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	4,963
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	4,727
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,363
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	2,838
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,264
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,077
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	197
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	5,952
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	192
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,000	743
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	1,750	632
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	7,490	6,209
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	8,000	2,587
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	6,520	5,161
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	11,914
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	2,395
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	7,115	5,937
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	3,843
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,331
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,010
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,748
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/39	4,350	4,554
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	11,151
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	985
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,362
					743,481
Indiana (0.7%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,393
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	2,974
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	9,840	9,570
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,072
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	4,000	4,134
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	10,006
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,229
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	12,812
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	8,919
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,539
23

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,444
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	984
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	963
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	600
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	8,392
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,198
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,223
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/33	2,500	2,500
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,482
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,482
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,163
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,326
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	742
					101,147
Iowa (0.1%)
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	2,720
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/44	1,915	1,965
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	2,656
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,101
					11,442
Kansas (0.1%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	4,935
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	3,937
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	5,922
					14,794
Kentucky (0.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	327
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	321
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,010
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	729
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,315
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,251
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,300	11,158
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	9,150	8,991
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	462
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,485	4,362
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	8,290	7,865
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/34	2,010	2,201
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	10,000	10,902
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	914
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	863
[9]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	905	906
[9]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/42	1,150	1,201
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,360
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,484
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	14,887
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	963
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,556
					90,028
Louisiana (0.5%)
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,467
[2]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,627
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,239
[2]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,299
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,467
[2]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,136
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,229
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	13,531
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,276
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,430
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,534
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,650
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,201
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	9,577
24

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,314
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,511
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	1,980
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,194
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,516
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	1,000	980
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,741
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	470	426
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,025	913
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/37	1,105	969
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/39	745	622
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	770
					67,599
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	761
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	827
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	4,832
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,012
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	3,783
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,052
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	2,896
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	5,100	5,134
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,605
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,495
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,405
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,499
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	1,833
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,257
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,546
	University of Maine System College & University Revenue	5.500%	3/1/57	5,845	5,922
	University of Maine System College & University Revenue	5.500%	3/1/62	7,640	7,710
					49,569
Maryland (1.9%)
	Anne Arundel County MD GO	5.000%	10/1/27	1,710	1,798
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,708
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,128
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,707
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,179
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,706
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,143
	Anne Arundel County MD GO	5.000%	10/1/36	5,130	5,266
	Anne Arundel County MD GO	5.000%	10/1/42	435	446
	Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,733
	Anne Arundel County MD GO	5.000%	10/1/44	4,950	5,059
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,055
	Anne Arundel County MD GO	5.000%	10/1/47	3,000	3,003
	Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	9,115	9,174
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,008
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,118
	Howard County MD GO	4.000%	2/15/33	8,200	8,116
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,925	4,796
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	9,125	8,678
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	2,280	2,138
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	6,830	6,821
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,635	2,715
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	114
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	121
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	527
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	122
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	1,070	1,138
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	6,902
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	112
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/32	3,650	3,573
25

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,575	2,538
	Maryland GO	5.000%	8/1/26	5,000	5,176
	Maryland GO	5.000%	3/15/28	1,540	1,605
	Maryland GO	5.000%	8/1/34	10,000	10,736
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,295	1,344
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,087
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,037
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	287
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	2,906
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	125
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,007
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	2,986
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,440
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,558
[4,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.630%	7/1/41	14,230	14,230
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,046
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	960
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,595
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	986
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,344
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	1,776
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	2,912
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,199
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,607
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	2,781
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,267
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,148
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	8,522
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	10,000	10,089
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	4,680
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	3,858
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	4,115	3,993
	Montgomery County MD GO	5.000%	11/1/27	1,000	1,053
	Prince George's County MD COP	5.000%	10/1/43	15,780	15,847
	Prince George's County MD GO	5.000%	8/1/26	3,620	3,745
	Prince George's County MD GO	5.000%	7/15/33	20,250	21,298
	Prince George's County MD GO	5.000%	7/15/34	10,000	10,502
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,096
	Prince George's County MD GO	5.000%	7/15/39	2,805	2,882
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,538
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	14,694
	Washington Suburban Sanitary Commission Water Revenue, Prere.	4.000%	6/1/24	7,315	7,319
					289,903
Massachusetts (4.1%)
[4]	Affordable Housing Opportunities Revenue	3.528%	5/1/39	9,992	7,550
	Ashland MA GO	3.000%	8/1/47	4,000	2,753
	Ashland MA GO	3.000%	8/1/52	3,500	2,292
	Attleboro MA GO	2.625%	10/15/50	3,335	1,991
	Brockton MA GO	4.000%	8/1/47	5,000	4,251
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,477
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,575
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,556
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,000	4,842
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,310
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	12,688
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	2,860
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	2,716
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	3,353
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	694
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,537
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	2,866
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,521
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,052
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,120
	Commonwealth of Massachusetts GO	3.000%	4/1/48	17,500	11,742
	Commonwealth of Massachusetts GO	5.000%	9/1/48	4,500	4,515
	Commonwealth of Massachusetts GO	5.000%	1/1/49	2,595	2,602
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	8,198
26

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	5,324
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,545
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	6,868
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	3,360
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	13,880
	Commonwealth of Massachusetts GO	5.000%	5/1/53	22,500	22,701
[3]	Commonwealth of Massachusetts Hotel Occupancy Tax Revenue	5.500%	1/1/27	7,190	7,555
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	7,000	6,941
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	15,290	15,073
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	1,380	1,136
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	25,050	25,246
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	7,500	7,552
	Harvard MA GO	3.000%	8/15/36	1,260	1,046
	Harvard MA GO	3.000%	8/15/37	1,210	977
	Hingham MA GO	3.000%	2/15/36	810	682
	Leominster MA GO	3.000%	3/1/52	1,250	798
	Lowell MA GO	2.000%	9/1/38	1,340	871
	Lowell MA GO	4.000%	8/1/39	1,645	1,503
	Lowell MA GO	2.000%	9/1/39	1,445	916
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,373
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	5,571
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	5,499
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	7,840
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,135
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	1,295	1,349
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,061
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,048
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,046
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,500	2,466
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	5,875	4,866
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	7,255
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,293
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	7,981
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,603
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	2,626
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	3,706
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	6,902
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,015
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	512
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,055
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	865
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	5,861
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	704
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,353
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	41
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,799
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	41
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	46
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,060
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	46
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,690
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	910
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,500	2,677
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	605	523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	14,020	11,350
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	9,850	9,374
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	7,264
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,172
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	812
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,875	1,748
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	5,064
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	1,674
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	942
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	774
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,464
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,348
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	3,890
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	12,508
27

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	11,500	11,568
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,574
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	13,662
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	348
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	455
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	540
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	913
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,102
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	652
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/52	1,050	850
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,205
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,188
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,653
	Milford MA GO	2.250%	12/1/44	2,000	1,183
	Milford MA GO	2.125%	12/1/48	5,000	2,703
	Milford MA GO	2.500%	12/1/51	3,000	1,714
	New Bedford MA GO	4.000%	9/1/52	3,420	2,842
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	4,171
[2]	Springfield MA GO	3.000%	3/1/33	1,080	954
	Springfield MA GO	3.250%	3/1/47	7,795	5,512
	Springfield MA GO	3.250%	3/1/52	9,815	6,649
	Swampscott MA GO	3.000%	3/1/52	2,855	1,864
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,102
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,565
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,340
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,106
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,199
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	2,864
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	42,182
	Waltham MA GO	2.500%	10/15/50	5,000	2,894
	Weymouth MA GO	2.000%	9/15/41	1,180	708
	Weymouth MA GO	2.000%	9/15/45	3,000	1,645
	Weymouth MA GO	2.250%	9/15/50	4,420	2,382
[2]	Worcester MA GO	3.000%	2/1/36	6,795	5,658
[2]	Worcester MA GO	3.000%	2/1/37	3,690	2,985
	Worcester MA GO	2.000%	2/1/41	7,400	4,584
	Worcester MA GO	2.000%	2/1/42	7,465	4,504
[2]	Worcester MA GO	4.000%	2/15/43	2,515	2,216
					614,390
Michigan (2.5%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,270
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,306
	Ann Arbor School District GO	3.000%	5/1/35	6,525	5,380
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,257
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,003
[2]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,209
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,013
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,022
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,114
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,076
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	2,929
[2]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	9,805
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,287
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,045
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	1,944
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,002
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,002
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,127
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	515
[12]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	979
[12]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	934
	Lansing Community College GO	3.000%	5/1/49	3,755	2,433
[2]	Lansing MI GO	5.000%	6/1/36	3,060	3,269
[2]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	4,706
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,416
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	9,982
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	5,165
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	3,916
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	782
28

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	752
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,055
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	2,876
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,155
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	7,425
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,107
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	15,698
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	8,298
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	13,161
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	15,085
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,061
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,032
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	214
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	5.040%	12/1/39	7,500	7,515
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.900%	5.090%	12/1/39	2,500	2,503
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	6,000	6,044
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	5,000	3,953
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	4,826
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/39	13,195	12,881
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,553
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,252
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	504
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,502
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,300
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,001
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	1,730	1,419
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,096
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/39	650	681
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/40	875	912
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/42	1,350	1,392
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,187
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,505
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/39	1,885	1,696
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	1,992
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	6,610	4,251
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	872
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,395	2,392
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,490	8,725
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,394
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,595
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	4,734
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	4,633
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	4,608
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	2,000	1,833
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,375
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	3,700	3,163
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	10,465	11,024
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	3,360	3,524
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,275	4,461
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	3,875	4,023
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,485	5,681
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,995	3,212
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	1,000	1,027
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	983
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	2,752
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,609
	Rochester Community School District GO	3.000%	5/1/33	1,000	848
[12]	Rockford Public Schools GO	5.000%	5/1/49	5,710	5,582
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/24	8,255	8,276
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,662
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,419
	Southfield MI GO	3.000%	5/1/33	1,000	849
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	3,696
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,611
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	670
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,060
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,067
29

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,323
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,110
[2]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	303
[2]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	387
[2]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	325
[2]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	1,938
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,754
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,773
					370,045
Minnesota (1.2%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,125
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,248
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,182
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,810
	Hennepin County MN GO	5.000%	12/15/34	10,675	11,227
	Hennepin County MN GO	5.000%	12/15/37	3,865	3,993
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,181
	Metropolitan Council GO	4.000%	3/1/40	6,025	5,373
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	9,639
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,748
	Minnesota GO	5.000%	8/1/26	3,000	3,058
	Minnesota GO	5.000%	8/1/36	4,000	4,220
	Minnesota GO	4.000%	9/1/37	11,540	10,963
	Minnesota GO	4.000%	8/1/41	2,200	1,940
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	470
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,526
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,175
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	7,019
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,320	6,000
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,250	2,315
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,042
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,045	7,723
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	1,889
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	1,905
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	1,925
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	366
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	492
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,419
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	3,000	3,045
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/38	18,785	17,344
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/42	23,050	20,386
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	1,909
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,098
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,554
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,620
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	2,650
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	4,854
	St. Paul Independent School District No. 625 GO	4.000%	2/1/38	1,000	919
	St. Paul Independent School District No. 625 Lease Revenue COP	2.000%	2/1/32	3,530	2,813
[2]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	4,767
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,845
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,104
					180,881
Mississippi (0.0%)
	Mississippi Development Bank Intergovernmental Agreement Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,007
Missouri (1.5%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	5.000%	10/1/44	2,000	2,024
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,502
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	2,544
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	2,707
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	951
[2]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	3,912
	Independence School District GO	3.250%	3/1/40	1,000	769
	Independence School District GO	3.250%	3/1/41	1,000	759
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,234
	Kansas City MO Appropriations Revenue	5.000%	9/1/34	2,660	2,806
	Kansas City MO Appropriations Revenue	5.000%	9/1/35	3,285	3,450
30

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,560	4,425
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,788
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	6,982
	Kansas City MO GO	4.000%	2/1/36	3,460	3,326
	Kansas City MO GO	4.000%	2/1/37	1,000	938
	Kansas City MO GO	4.000%	2/1/39	2,145	1,940
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,506
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,349
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	761
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,500	1,556
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	1,590	1,409
	Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,231
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,049
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,425
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,027
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,270
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,875
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,195
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,039
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,181
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	4,408
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,262
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,500
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,534
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,596
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,685
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	1,883
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,450
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,313
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,250	1,062
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,663
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	3,965	4,054
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	774
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	3,160	3,047
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	4,559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,800	16,454
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	6,306
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	10,917
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/50	2,000	1,463
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,440	1,365
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/51	2,560	1,685
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/52	1,020	958
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,435	4,431
	Pattonville R-3 School District GO	5.250%	3/1/41	1,150	1,194
	Pattonville R-3 School District GO	5.250%	3/1/42	1,000	1,037
	Republic School District No. R-3 GO	4.000%	3/1/43	1,500	1,293
	Republic School District No. R-3 GO (City of Sherman Project)	4.000%	3/1/42	3,075	2,665
	Springfield School District No. R-12 GO	4.000%	3/1/41	8,980	7,988
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,176
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,729
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,450
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,146
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,209
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	881
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,070	989
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,185	1,046
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	763
[2]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	9,260
[2]	St. Louis School District GO	5.000%	4/1/40	6,670	6,801
[2]	St. Louis School District GO	5.000%	4/1/41	10,100	10,261
					220,187
Montana (0.1%)
	Forsyth MT Industrial Revenue	3.875%	7/1/28	1,660	1,586
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,630
31

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	853
[13]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,451
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	594
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,658
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,246
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,120	995
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,090
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	2,548
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,228
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	705
					17,584
Multiple States (0.2%)
[4]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	5,000	4,748
[14]	Freddie Mac Multifamily Certificates	2.250%	9/25/37	5,000	3,641
[8,14]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	7,996	5,969
[4,14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,389	7,400
[14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,717	3,106
[8,14]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.140%	1/25/40	3,488	2,998
					27,862
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,099
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,715
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,122
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	37,800	37,604
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	3/1/50	10,000	10,030
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	14,770	14,530
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	2,490	2,461
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,294
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,014
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,022
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,001
[8]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.620%	7/1/35	4,415	4,337
	Gretna Public Schools GO	3.000%	12/15/46	1,000	665
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	500	523
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	404
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	344
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	179
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	111
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	88
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,042
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	3,215	2,707
[2]	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	13,225	11,209
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	5,945	6,145
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	5,512
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	621
					110,779
Nevada (0.6%)
	Clark County NV GO	4.000%	6/1/30	5,000	5,067
	Clark County NV GO	5.000%	5/1/48	3,580	3,576
	Clark County NV Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	7,520
	Clark County School District GO	3.000%	6/15/37	3,500	2,708
	Clark County School District GO	3.000%	6/15/39	3,575	2,597
	Clark County School District GO	3.000%	6/15/41	3,000	2,109
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	200	196
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,064
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	440
	Las Vegas NV GO	4.000%	9/1/32	8,860	8,620
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,011
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	2,941
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	1,883
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,540
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	1,899
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	4,590
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,750	7,649
	Las Vegas Valley Water District GO	4.000%	6/1/51	8,905	7,410
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,673
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,199
32

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	895
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,120
					89,707
New Hampshire (0.2%)
	National Finance Authority	3.875%	1/20/38	7,978	6,727
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,045
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	7,628	7,020
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	4,230	4,085
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	466
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	427
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,003
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	8,278
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,007
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	762
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	689
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	694
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	979
					36,182
New Jersey (2.9%)
[2]	Clifton Board of Education GO	2.125%	8/15/43	5,000	2,883
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	916
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,030
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	688
	Essex County NJ GO	3.000%	8/15/35	3,000	2,563
	Essex County NJ GO	3.000%	8/15/36	3,000	2,489
	Essex County NJ GO	2.000%	9/1/46	3,900	2,096
	Essex County NJ GO	2.000%	9/1/48	3,900	2,020
	Hudson County NJ GO	3.000%	11/15/31	5,000	4,430
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,289
[2]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,188
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,433
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	17,398
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,126
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	114
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	162
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	788
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	428
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,298
[2]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,793
[2]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,752
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	6,755
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,063
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,546
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	330	338
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,023
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,008
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,578
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	328
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,148
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	1,991
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	653
	New Jersey GO	2.000%	6/1/33	15,000	11,307
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,839
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,097
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	985
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,405
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,449
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	2,848
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	244
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	129
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	202
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,855	3,428
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	4,952
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,346
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	3,210	3,061
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,840	4,836
33

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue (Green Bond)	5.000%	9/1/39	765	802
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue (Green Bond)	5.000%	9/1/52	6,570	6,698
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	1,395	1,302
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,746
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,247
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	2,988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,596
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,105
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	4,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,380
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	11,288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,686
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	2,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,377
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,674
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,301
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,365
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	2,751
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,561
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	1,000	1,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,745	3,852
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	2,310	2,374
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	4,120	3,847
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,500	2,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,063
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	17,441
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,125
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,279
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,281
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	4,504
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	15,300	13,025
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,702
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	1,799
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	5,687
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,354
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	6,606
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	585
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	4,489
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	3,374
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,297
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,112
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,055
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	16,531
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,232
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	5,809
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	11,358
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	14,280
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,054
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	1,944
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	30,344
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,715	8,081
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,375
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,353
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,333
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,316
					427,519
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,570
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,695
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,578
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	2,632
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,252
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,079
34

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,673
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,206
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,680	4,357
[15]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	48,005
[2]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	2,818
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,135
					94,000
New York (15.0%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	294
[2]	Hempstead NY GO	4.000%	4/1/27	6,850	6,869
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	1,825
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	1,728
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,037
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,072
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,000	1,018
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,000	1,012
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	1,961
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	619
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,225
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	11,912
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	19,141
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	5,631
	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue	4.000%	11/15/51	1,000	816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,119
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,483
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,772
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,425
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,012
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,018
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,041
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,687
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	1,991
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	5,368
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	844
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,466
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,514
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	5,818
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	5,250	4,331
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	6,650	6,105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	1,841
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,500	1,203
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	3,984
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	1,899
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,378
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	7,000	5,574
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,529
[8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.330%	3.888%	11/1/35	2,535	2,529
[2,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,245	1,245
[2,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,750	1,750
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/33	20	21
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	15,696
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	2,755
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,168
[2]	Nassau County NY GO	5.000%	7/1/32	2,740	2,869
	Nassau County NY GO	4.000%	4/1/53	5,000	4,106
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,079
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	2,904
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	3,539
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	1,835
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	7,567
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,252
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,177
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	3,406
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	9,243
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	751
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	2,910
35

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,534
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,297
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,113
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,398
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	3,874
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,537
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	10,000	10,285
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,537
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,172
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,014
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,400	6,496
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,070
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	12,100	10,760
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	11,905
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	1,235	1,082
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,875	2,519
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	16,185	14,182
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	26,580	18,690
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	1,715	1,476
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,304
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	18,898
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	10,940
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,183
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	6,545
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	6,725
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	17,552
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,485
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	5,200	3,425
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	7,685	6,478
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,486
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,264
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	25,060	21,025
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	11,305	11,348
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	16,675	13,929
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	14,600	14,648
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	18,896
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	1,915	1,969
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	7,056
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/46	1,800	1,530
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,503
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,214
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,296
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	9,877
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	8,964
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	5,440
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,518
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	17,518
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,388
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	16,247
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	11,863
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	2,925
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,056
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,314
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	10,553
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	7,569
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,459
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,345
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,595	1,718
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	6,592
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	26,499
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	5,614
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	15,774
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	3,969
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,383
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	4,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,566
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,193
36

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	3,736
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	3,869
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,481
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,295
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	9,785	8,853
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	1,807
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,235
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	7,232
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	3,575
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,334
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	10,611
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	4,487
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	6,867
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,039
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	4,478
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	896
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	4,784
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	892
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,707
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	14,996
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	700	618
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,006
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,223
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	7,000	6,177
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	13,055	11,415
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,395	1,414
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/45	5,145	5,193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	15,798
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	5,490
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,010
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,050
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	3,373
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	6,697
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/48	3,335	3,326
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	2,874
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	10,000	8,429
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	13,000	8,470
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,500	1,257
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	12,000	9,941
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	18,000	17,903
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,500	1,571
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,105	4,263
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	1,000	1,079
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,095
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,432
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,465	3,342
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	3,879
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	9,077
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	3,698
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	870
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	1,887
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,600	9,082
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	8,519
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	12,845	10,932
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,088
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	7,852
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	20,895	13,458
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,263
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	1,691
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	5,311
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	4,546
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	9,796
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,394
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	2,960	2,957
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,680	2,483
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,480	1,405
37

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	4.000%	8/1/32	5,000	4,989
	New York NY GO	5.000%	8/1/33	1,000	1,047
	New York NY GO	5.000%	10/1/33	1,770	1,862
	New York NY GO	5.000%	4/1/34	7,000	7,235
	New York NY GO	5.000%	12/1/34	16,310	16,626
	New York NY GO	3.000%	3/1/35	7,000	5,986
	New York NY GO	5.000%	10/1/35	5,020	5,160
	New York NY GO	5.000%	12/1/35	2,100	2,163
	New York NY GO	5.000%	3/1/36	1,200	1,265
	New York NY GO	4.000%	8/1/36	2,635	2,470
	New York NY GO	5.000%	3/1/37	3,070	3,190
	New York NY GO	5.000%	3/1/37	1,175	1,227
	New York NY GO	4.000%	8/1/37	3,000	2,785
	New York NY GO	5.000%	8/1/37	8,600	8,687
	New York NY GO	4.000%	10/1/37	5,840	5,403
	New York NY GO	5.000%	10/1/37	5,000	5,082
	New York NY GO	4.000%	3/1/38	6,950	6,356
	New York NY GO	5.000%	3/1/38	3,305	3,401
	New York NY GO	5.000%	8/1/38	5,430	5,596
	New York NY GO	5.000%	8/1/38	1,000	1,042
	New York NY GO	5.000%	10/1/38	2,045	2,091
	New York NY GO	5.000%	12/1/38	14,545	14,672
	New York NY GO	4.000%	8/1/39	970	873
	New York NY GO	4.000%	8/1/39	7,950	7,156
	New York NY GO	5.000%	8/1/39	2,500	2,588
	New York NY GO	4.000%	3/1/40	2,000	1,778
	New York NY GO	4.000%	8/1/40	11,650	10,339
	New York NY GO	4.000%	8/1/40	1,795	1,593
	New York NY GO	5.000%	8/1/40	1,000	1,027
	New York NY GO	4.000%	10/1/40	5,690	5,047
	New York NY GO	5.250%	10/1/40	2,075	2,172
	New York NY GO	5.000%	8/1/41	2,000	2,045
	New York NY GO	5.250%	10/1/41	2,345	2,444
	New York NY GO	4.000%	4/1/42	3,500	3,073
	New York NY GO	5.000%	8/1/42	1,000	1,018
	New York NY GO	5.000%	8/1/43	3,000	3,041
	New York NY GO	5.500%	5/1/44	2,930	3,084
	New York NY GO	5.000%	8/1/44	6,000	6,055
	New York NY GO	4.000%	4/1/45	1,000	862
	New York NY GO	3.500%	4/1/46	3,110	2,386
	New York NY GO	4.000%	4/1/50	4,500	3,783
[6]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	1,000	1,013
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	2,280	2,424
[2,9]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/40	1,000	1,059
[2,9]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/42	1,000	1,049
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,950	4,072
[2,9]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	3,200	3,159
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,330
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,442
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	75
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,386
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	962
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	11,535
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,345	11,706
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	9,000	9,024
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	6,500	6,691
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	975
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	2,997
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,975	1,959
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	4,969
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	3,365	2,703
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	2,980
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,000	4,970
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,061
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	10,000	9,670
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,107
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,036
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,562
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	5,804
38

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,152
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,106
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	2,983
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	8,976
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,116
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	12,469
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,207
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	6,314
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	3,607
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	3,778
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,354
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	1,120	1,002
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	3,706
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	8,334
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,008
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	1,793
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,575	2,261
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	18,968
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	5,242
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	5,585	4,880
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	5,000	4,987
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	10,975	9,425
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	4,035	3,463
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,500	8,973
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	11,650	9,936
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,265
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,312
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,283
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	7,351
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	41
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	10	10
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	4,765
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,083
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	8,000	8,072
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,110	7,175
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,075	1,807
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,602
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,065
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	5,010	5,125
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.250%	10/1/50	9,200	9,346
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	6,000	5,897
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,207
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	168
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,184
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,236
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,131
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	3,888
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	10,889
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,077
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	22,483
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,184
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,024
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	3,000	3,031
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	2,000	1,989
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,133
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,031
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,481
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	2,809
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,625
[13]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	14,432
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	2,830
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	4,585
39

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	1,790	1,535
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	3,859
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	732
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	3,720
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	5,871
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,295
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	7,500	7,406
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,178
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,251
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	3,150	2,701
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	8,542
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,284
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	10,000	6,806
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	2,935
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	3,733
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	3,720
	New York State Urban Development Corp. Appropriations Revenue	5.000%	3/15/40	15,445	15,976
	New York State Urban Development Corp. Appropriations Revenue	5.000%	3/15/42	10,000	10,248
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,416
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	5,840
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	6,000	6,010
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,098
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	3,985	3,722
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	10,540
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	11,012
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	5,855
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	9,906
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,149
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	13,940	12,431
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,000	860
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,010	4,276
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	5,476
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,480	1,246
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	1,994
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,645
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,740	2,368
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	5,000	4,321
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	4,000	2,690
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	12,741
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	3,445
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,281
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,028
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,035
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	4,722
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,204
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	2,719
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	6,404
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,307
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	8,295	8,236
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	4,711
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	2,735
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,516
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	2,956
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	8,652
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,105	1,865
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,221
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,147
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	2,000	1,743
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	12,983
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,000	3,997
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,395	7,363
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	2,275	2,265
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	3,843
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	9,830	8,076
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,443
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,170	8,294
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	27,072
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/35	2,510	2,686
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	2,445	2,593
40

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	5,702
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,920	3,081
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	1,140	1,197
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,160	4,337
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	1,000	860
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,099
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	19,225	18,857
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	14,358
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,134
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,078
[8]	Triborough Bridge & Tunnel Authority Transit Revenue, 67% of SOFR + 0.380%	3.938%	1/1/32	255	254
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,624
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,099
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	19,172
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	4,000	2,588
[2]	Yonkers NY GO	5.000%	3/15/35	1,000	1,060
[2]	Yonkers NY GO	5.000%	3/15/37	1,000	1,041
					2,240,969
North Carolina (1.0%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	855
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	495
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	493
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,138
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,863
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,331
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/34	1,000	982
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	516
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	940
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	352
	Charlotte NC (Transit Projects) COP	3.000%	6/1/36	1,580	1,300
	Charlotte NC (Transit Projects) COP	3.000%	6/1/37	1,665	1,331
	Charlotte NC (Transit Projects) COP	3.000%	6/1/38	3,505	2,722
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,273
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/42	3,455	3,534
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	3,350
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,511
	Charlotte NC GO	2.000%	6/1/40	1,875	1,176
	Charlotte NC GO	2.000%	6/1/41	1,625	994
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/35	1,090	1,216
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/36	1,415	1,570
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,613
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	4,358
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/43	5,000	4,368
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,560
	Henderson County NC Intergovernmental Agreement Revenue	4.000%	6/1/35	810	790
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	380
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	609
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	468
	North Carolina Appropriations Revenue	5.000%	5/1/29	1,875	1,948
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,188
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,223
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,068
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,542
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,130
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,460	1,436
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,825	2,705
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	5,000	5,147
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	965
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,355
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,346
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,012
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,051
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	5,595
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/48	3,000	2,216
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,318
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,307
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	797
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,038
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,035
41

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,081
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	8,773
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	6,682
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/41	750	680
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/42	625	560
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,296
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,679
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,519
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	1,974
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,582
					144,336
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	972
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,120	919
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	5,146
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	5,494
[2]	University of North Dakota COP	4.000%	6/1/51	2,600	2,055
[2]	University of North Dakota COP	2.500%	6/1/54	5,000	2,581
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	2,840
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	2,927
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	2,962
					25,896
Ohio (2.4%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,078
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,403
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	6,792
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,610
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	936
	Athens City School District GO	3.250%	12/1/48	2,775	1,876
	Beachwood City School District GO	5.000%	12/1/48	7,650	7,730
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,046
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	1,881
[1]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,428
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,022
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,293
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,130	9,958
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	9,040	7,225
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	8,365	6,843
	Cleveland OH GO	5.000%	12/1/51	2,000	1,976
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	421
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	615
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	476
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	402
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	622
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,515
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,692
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,502
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,475
	Columbus City School District GO	5.000%	12/1/42	8,000	8,059
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	2,959
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	8,851
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	7,583
	Franklin City School District GO	3.000%	11/1/57	5,205	3,140
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,158
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	10,266
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	4,500	3,674
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,593
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	845
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	827
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	1,140	794
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	519
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	312
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,636
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,510
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	826
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,716
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	2,806
42

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	2,890
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,750	5,005
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	2,894
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	4,500
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	8,825
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,741
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	8,400	6,433
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	958
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	711
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	157
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	374
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	161
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	174
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	6,100
	North Royalton City School District GO	4.000%	12/1/32	600	580
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	3,979
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	529
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	317
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	531
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	373
	Ohio GO	5.000%	2/1/32	5,000	5,110
	Ohio GO	5.000%	2/1/34	3,540	3,600
	Ohio GO	5.000%	2/1/36	9,885	10,045
	Ohio GO	5.000%	3/1/39	10,000	10,205
	Ohio GO	3.000%	6/15/39	2,500	1,920
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	1,495	1,324
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	877
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,455	1,257
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,175
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	2,605
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,125
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,061
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	4.000%	11/1/45	1,485	1,259
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	3,000	2,940
	Ohio Higher Educational Facility Commission College & University Revenue (Dension University 2023 Project)	3.000%	11/1/50	2,500	1,577
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,210
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	12,630	12,011
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	3/1/55	6,410	6,741
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,141
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	768
	Ohio State University College & University Revenue	4.000%	12/1/39	4,270	3,933
	Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,057
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	2,600
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	7,578
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	19,569
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,193
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,398
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,545
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	10,408
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,033
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	12,439
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,138
[9]	Ohio Water Development Authority Water Revenue	5.000%	12/1/39	3,000	3,158
	Union County OH GO	5.000%	12/1/47	2,500	2,515
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	952
	Wickliffe City School District GO	3.250%	12/1/56	10,355	6,389
	Worthington City School District GO	5.500%	12/1/54	4,000	4,162
					356,141
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,280
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	1,944
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,590	8,071
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	4,718
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	981
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	635
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	918
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	566
[2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	445
43

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	340
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	703
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	361
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	356
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	4,686
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	8,205	8,616
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	742
	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	10,230	8,686
	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	3,420	2,897
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,084
					61,029
Oregon (2.1%)
	Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis GO	5.000%	6/15/34	2,920	3,049
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,393
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,593
	Deschutes County Administrative School District No. 1 Bend-La Pine GO	4.000%	6/15/45	5,000	4,312
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	941
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	565
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	920
	Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,485
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	392
	Forest Grove OR College & University Revenue	4.000%	5/1/39	875	726
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	3,053
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	2,937
	Lane County School District No. 4J Eugene GO	5.000%	6/15/27	1,450	1,514
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	776
[2]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,587
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	6,259
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	1,848
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,265
	Multnomah County School District No. 1 Portland GO	4.000%	6/15/49	9,685	8,167
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	14,413
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,320	2,417
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,099
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	6,903
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	4,544
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	3,500	3,618
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/38	1,840	1,942
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/39	5,000	5,252
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,230
	Oregon GO	5.000%	5/1/32	3,010	3,078
	Oregon GO	5.000%	5/1/33	280	294
	Oregon GO	5.000%	6/1/33	390	410
	Oregon GO	5.000%	5/1/34	1,280	1,342
	Oregon GO	5.000%	6/1/34	500	525
	Oregon GO	5.000%	5/1/35	2,285	2,424
	Oregon GO	5.000%	6/1/35	500	524
	Oregon GO	5.000%	5/1/36	1,000	1,042
	Oregon GO	5.000%	6/1/36	685	714
	Oregon GO	5.000%	5/1/37	700	725
	Oregon GO	5.000%	6/1/37	1,560	1,616
	Oregon GO	5.000%	5/1/38	650	669
	Oregon GO	5.000%	5/1/39	4,445	4,480
	Oregon GO	5.000%	6/1/40	2,045	2,143
	Oregon GO	5.000%	6/1/41	1,910	1,993
	Oregon GO	2.600%	12/1/42	1,455	974
	Oregon GO	5.000%	12/1/52	2,930	2,927
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/27	1,075	1,124
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/28	1,060	1,123
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/36	1,350	1,449
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/37	1,500	1,594
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	1,135	1,194
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	3,095	3,242
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,381
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,049
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,500
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,208
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.250%	7/1/41	2,000	1,310
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,780	3,757
44

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,430	3,310
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	1,870	1,823
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,459
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	2,856
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	4,951
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,291
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,601
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,090
	Oregon State Lottery Revenue	5.000%	4/1/41	6,680	6,914
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,209
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	4,937
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	985
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,573
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,064
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	6,629
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	6,702
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	6,694
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	1,667
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	1,992
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,520
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	812
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	7,735
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,441
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	21,880	22,159
	University of Oregon College & University Revenue	5.000%	4/1/50	31,425	31,534
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	20,935
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,006
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	2,876
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,562
					314,338
Pennsylvania (5.4%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,032
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,365
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	1,961
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	297
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,615
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	7,983
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,088
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,047
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,535
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	981
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,382
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	19,500	12,135
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,500	945
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,180
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,000	2,375
[2]	Central Bucks School District GO	3.000%	6/1/40	2,415	1,774
[2]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,591
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,445
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,529
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,627
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,102
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	904
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	1,971
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	15
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,349
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	14,858
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	9,917
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	9,807
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	13,295	11,947
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,711
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,739
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	7,626
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,581
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,110
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	2,607
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	836
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	932
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,658
45

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,024
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,135	1,689
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	240	255
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	3,791
[2]	Ellwood City Area School District GO	4.000%	11/15/40	810	698
[1]	Fairview School District GO	3.000%	9/15/39	1,000	742
[1]	Fairview School District GO	3.000%	9/15/40	1,000	726
[1]	Fairview School District GO	3.000%	9/15/41	1,000	727
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,105
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	720
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,011
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	1,706
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,518
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	2,250	2,168
	Haverford Township PA GO	3.600%	6/1/43	3,355	2,768
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,534
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	2,785
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	804
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	8,943
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,726
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	4,447
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	6,774
	Manheim Central School District GO	4.000%	5/1/39	1,100	957
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	1,968
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,244
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,306
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,409
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	2,792
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	25,330	23,216
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,262
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	2,826
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,164
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,076
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	705	686
[13]	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	2,980	2,914
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,105
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,184
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,365
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	9,605
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	13,968
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	3,462
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	722
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,337
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,592
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,430
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	409
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	5,480
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,668
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	4,449
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	703
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	437
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	1,500	1,174
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	5,622
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,668
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,504
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,516
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	2,774
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	2,963
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,067
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,386
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,072
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	969
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	3,224
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,000	9,797
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	14,250	13,479
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,920	2,917
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	3,000	3,055
46

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,140	5,393
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,019
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,057
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,063
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	3,770
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	8,345	8,663
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,055
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	829
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	5,910
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	5,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,683
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,027
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	13,392
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,133
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,223
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	3,967
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,534
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,195
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,140
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,106
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,502
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,005
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	14,670
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,484
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,064
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,349
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,025
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,014
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,055
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,005	4,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,135	3,190
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,330
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,492
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,026
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,225	2,260
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,500	1,555
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,076
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,250	2,280
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,441
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	3,758
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	5,382
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	3,792
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	1,994
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,050
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,264
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	9,118
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	3,364
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,017
[6]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,333
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,025
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	7,264
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	4,564
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	4,973
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,132
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,168
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,720
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,425
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,611
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,113
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	2,956
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,192
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,105
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,700	1,420
	Philadelphia IDA College & University Revenue	5.000%	11/1/34	5,250	5,368
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,065
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	926
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,633
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	11,876
47

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,175
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,798
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,051
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,050
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,400	4,522
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	6,881
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	5,926
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,905	5,018
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,132
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	10,574
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,584
	Philadelphia School District GO	4.000%	9/1/46	5,000	4,022
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,062
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	993
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	4,656
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,188
[9]	School District of Philadelphia GO	5.250%	9/1/37	1,955	2,035
[9]	School District of Philadelphia GO	5.250%	9/1/37	1,100	1,145
	School District of Philadelphia GO	4.000%	9/1/38	5,000	4,363
[9]	School District of Philadelphia GO	5.250%	9/1/38	580	601
[9]	School District of Philadelphia GO	5.250%	9/1/38	1,000	1,035
[9]	School District of Philadelphia GO	5.250%	9/1/41	14,100	14,384
[9]	School District of Philadelphia GO	5.250%	9/1/41	2,410	2,459
[9]	School District of Philadelphia GO	5.250%	9/1/43	7,600	7,688
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,435
	Spring Township PA GO	3.000%	11/15/33	1,020	865
	Spring Township PA GO	3.000%	11/15/34	1,050	872
	Spring Township PA GO	3.000%	11/15/35	1,085	891
	Spring Township PA GO	3.000%	11/15/36	1,115	887
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,689
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	803
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	217
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	5,000	5,054
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,500	1,151
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,222
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,204
	York County PA GO	4.000%	3/1/35	3,000	2,922
					796,881
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	624	605
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,678	3,698
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,158	8,298
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	17,710	18,095
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	25,344	26,069
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	19,076	10,896
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	25,064	21,794
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	5,596	4,691
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	820	599
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,067
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,246
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	7,941
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,045	1,999
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	5,070	4,956
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,710	1,608
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	4,234	2,699
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	169
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	219
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	34
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	38
48

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	33
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	110
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	32
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	251	243
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,282	6,152
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,144	8,566
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,141
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	5,272	3,296
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	39,179	33,844
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,152	3,587
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	27,419	6,796
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,750	2,323
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	9,044	7,584
				191,551
Rhode Island (0.1%)
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	625
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	759
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	773
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	802
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,197
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,259
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	2,180	1,968
				12,383
South Carolina (1.1%)
Charleston County SC GO	4.000%	11/1/30	5,715	5,691
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	716
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,018
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	721
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,014
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,485
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,168
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,018
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	3,260	3,245
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	2,250	1,818
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,293
SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/30	1,500	1,510
South Carolina GO	5.000%	4/1/34	470	510
South Carolina GO	5.000%	4/1/34	380	412
South Carolina GO	5.000%	4/1/35	270	291
South Carolina GO	5.000%	4/1/35	400	432
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,058
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,235	2,752
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/43	2,500	2,110
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	9,663
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	6,480
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	5,000	4,939
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	12,600	12,091
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	3,968
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	1,966
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,592
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,355
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	2,627
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,150
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	2,775
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	9,006
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,494
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	9,545
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,325
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,708
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,035	3,843
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/52	8,305	8,017
Spartanburg County School District No. 5 GO	4.000%	3/1/44	2,080	1,808
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,044
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,458
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	1,934
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,108
49

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,207
	University of South Carolina College & University Revenue	5.000%	5/1/34	865	888
	University of South Carolina College & University Revenue	5.000%	5/1/35	450	481
	University of South Carolina College & University Revenue	5.000%	5/1/35	610	648
	University of South Carolina College & University Revenue	5.000%	5/1/36	430	452
	University of South Carolina College & University Revenue	5.000%	5/1/37	450	466
	University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,451
	University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,166
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,085
					161,002
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/51	2,775	1,989
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,095
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,725	12,638
					23,722
Tennessee (1.2%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,544
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	900
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	869
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	1,707
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	1,836
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/40	5,440	4,925
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	153
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,377
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	3,956
	Knox County TN GO	3.000%	6/1/40	3,730	2,779
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	1,175	987
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/40	725	723
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/41	1,000	992
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/42	1,315	1,296
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,005
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,428
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,172
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/35	3,350	3,282
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,244
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,142
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue (Green Bond)	4.000%	7/1/46	1,790	1,549
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,102
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,532
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,231
	Shelby County TN GO	3.125%	4/1/33	1,465	1,305
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	41,215	41,219
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	12,290	11,587
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,508
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,202
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,166
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	19,612
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	11,475	11,356
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	95	93
	Tennessee GO, Prere.	5.000%	9/1/24	700	707
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,375
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	1/1/50	2,340	2,252
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	3,315	3,173
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,820	4,960
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,395	4,155
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,660
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,151
	Washington County TN GO	4.000%	6/1/29	3,260	3,243
					181,455
Texas (10.1%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,829
[16]	Alvarado Independent School District GO	4.000%	2/15/52	3,905	3,188
50

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,071
	Anna TX GO	4.250%	2/15/47	1,100	950
[16]	Argyle Independent School District GO	4.000%	8/15/53	1,000	813
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,512
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,501
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,123
[16]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	1,855
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,356
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	649
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	984
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	476
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	807
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	547
[16]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,605
	Austin Independent School District GO, Prere.	5.000%	8/1/25	1,425	1,453
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,783
	Austin TX GO	5.000%	9/1/26	1,300	1,344
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	3,900	4,047
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/40	4,000	4,124
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,421
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	5,000	5,025
[16]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,560
[16]	Belton Independent School District GO	4.000%	2/15/40	645	571
[16]	Belton Independent School District GO	4.000%	2/15/41	1,000	876
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,751
[16]	Bonham Independent School District GO	4.000%	2/15/46	6,325	5,368
[16]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,052
[16]	Brownwood Independent School District GO	5.000%	2/15/36	1,785	1,909
[16]	Brownwood Independent School District GO	5.000%	2/15/37	1,000	1,057
[16]	Brownwood Independent School District GO	5.000%	2/15/38	1,300	1,355
[16]	Brownwood Independent School District GO	5.000%	2/15/39	2,100	2,180
[16]	Bullard Independent School District GO	4.000%	2/15/35	1,000	960
[16]	Bullard Independent School District GO	4.000%	2/15/40	1,125	996
[16]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,073
[16]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,501
[16]	Calallen Independent School District GO	5.000%	2/15/42	500	514
[16]	Calallen Independent School District GO	5.000%	2/15/48	3,000	3,041
[16]	Calallen Independent School District GO	5.000%	2/15/53	1,000	1,009
[16]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	10,000	10,138
[16]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,000	8,278
[16]	Celina Independent School District GO	5.000%	2/15/40	1,055	1,092
[16]	Celina Independent School District GO	5.000%	2/15/41	1,100	1,135
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,717
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,059
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,657
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,001
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,833
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	2,524
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	6,545
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,103
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,424
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,193
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	496
[7]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	41
	Chambers County TX GO	4.000%	3/1/47	1,080	886
[16]	Comal Independent School District GO	4.000%	2/1/36	1,000	957
[16]	Comal Independent School District GO	3.000%	2/1/41	3,720	2,734
[16]	Community Independent School District GO	4.000%	2/15/46	4,600	3,883
[16]	Community Independent School District GO	5.000%	2/15/53	7,500	7,570
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	544
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	551
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	517
[16]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,403
[16]	Crandall Independent School District GO	4.000%	8/15/51	2,735	2,262
[16]	Crane Independent School District GO	4.125%	2/15/48	1,230	1,044
[16]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	2,000	1,692
[16]	Dalhart Independent School District GO	4.000%	2/15/48	2,000	1,673
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	752
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	4,961
51

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	8,290	8,320
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	10,000	8,204
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,198
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,442
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,168
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,369
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	5,789
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	3,000	3,046
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,035	3,069
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	3,825	3,836
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,105
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,189
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	3,947
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	4,477
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/42	4,455	3,938
[16]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,063
[16]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,479
[16]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,355
[16]	Del Valle Independent School District TX GO	4.000%	6/15/47	4,090	3,546
[16]	Denison Independent School District GO	4.000%	8/1/53	11,000	9,016
[16]	Denton Independent School District GO	5.000%	8/15/53	60,850	61,307
	Denton TX GO	4.000%	2/15/46	5,840	4,988
	Denton TX GO	4.000%	2/15/49	7,835	6,567
[16]	Donna Independent School District GO	4.000%	2/15/48	5,435	4,566
[16]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	2,651
[2]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,131
[16]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,417
	El Paso TX GO	3.000%	8/15/39	1,270	939
	El Paso TX GO	4.000%	8/15/39	1,370	1,197
	El Paso TX GO	3.000%	8/15/40	840	608
	El Paso TX GO	3.000%	8/15/40	1,000	723
	El Paso TX GO	3.000%	8/15/40	1,375	995
	El Paso TX GO	4.000%	8/15/40	635	545
	El Paso TX GO	3.000%	8/15/41	905	642
	El Paso TX GO	3.000%	8/15/41	1,200	851
	El Paso TX GO	3.000%	8/15/41	1,500	1,063
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,153
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,681
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	5,000	5,009
[16]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,612
	Forney Independent School District GO	0.000%	8/15/39	1,000	437
[1]	Forney Independent School District GO	0.000%	8/15/39	1,000	432
[1]	Forney Independent School District GO	0.000%	8/15/40	1,000	414
[16]	Forney Independent School District GO	5.000%	8/15/40	865	894
[16]	Forney Independent School District GO	4.000%	8/15/41	1,040	910
[16]	Forney Independent School District GO	4.000%	8/15/47	5,665	4,787
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,483
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,708
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	996
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,590	2,321
[16]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,931
[16]	Fort Worth Independent School District GO	4.000%	2/15/48	4,435	3,796
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,045
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,162
	Fort Worth TX Water & Sewer System Water Revenue	4.125%	2/15/46	5,710	5,000
[16]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,521
[16]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,083
[2]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/48	1,450	1,245
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	974
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,541
[16]	Goliad Independent School District GO	5.000%	2/15/38	2,150	2,234
[16]	Goliad Independent School District GO	5.000%	2/15/39	2,270	2,348
[16]	Goliad Independent School District GO	5.000%	2/15/40	2,375	2,447
[16]	Goliad Independent School District GO	5.000%	2/15/41	2,490	2,556
[16]	Goliad Independent School District GO	5.000%	2/15/42	2,360	2,412
[16]	Goliad Independent School District GO	5.000%	2/15/43	2,735	2,790
[16]	Goliad Independent School District GO	4.000%	2/15/48	15,505	12,964
[16]	Goliad Independent School District GO	4.000%	2/15/53	11,315	9,256
[16]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,493
52

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	21,500	22,851
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/36	8,585	9,053
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/39	1,500	1,323
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	4,160	4,306
[16]	Granger Independent School District GO	5.000%	2/15/52	6,575	6,585
	Harris County Flood Control District GO	4.000%	9/15/48	7,500	6,311
[12]	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	12,910	12,046
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,032
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/41	2,895	2,510
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/43	1,000	849
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	115
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	110
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,303
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	898
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,331
	Harris County TX GO	4.000%	10/1/47	1,175	979
	Harris County TX Highway Revenue	5.000%	8/15/30	665	681
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,025
[2]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,167
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,467
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,792
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	948
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,162
[16]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,195	1,955
	Hays County TX GO	4.000%	2/15/31	2,265	2,153
	Hays County TX GO	4.000%	2/15/32	3,135	3,096
	Hays County TX GO	4.000%	2/15/32	3,820	3,602
	Hays County TX GO	4.000%	2/15/33	865	850
	Hays County TX GO	4.000%	2/15/33	3,320	3,264
	Hays County TX GO	5.000%	2/15/42	4,000	4,001
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	980
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	968
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	945
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	1,620	1,356
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,620
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	823
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	809
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	829
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	783
	Hidalgo County TX GO	4.000%	8/15/43	5,000	4,252
[16]	Highland Park Independent School District/Potter County GO	5.250%	2/15/40	2,190	2,304
[16]	Highland Park Independent School District/Potter County GO	4.000%	2/15/48	6,000	5,060
[2]	Horizon Regional Municipal Utility District GO	4.125%	2/1/48	375	304
[2]	Horizon Regional Municipal Utility District GO	4.125%	2/1/49	5,610	4,535
[2]	Horizon Regional Municipal Utility District GO	4.125%	2/1/50	4,785	3,845
[2]	Horizon Regional Municipal Utility District GO	4.125%	2/1/51	3,315	2,654
	Houston Community College System GO	5.000%	2/15/35	3,000	3,153
	Houston Community College System GO	4.000%	2/15/36	8,500	7,843
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,700	1,221
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,261
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,209
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	27,680
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,048
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	1,779
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,009
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/45	2,335	2,355
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	2,240	1,835
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,724
	Houston TX GO	5.000%	3/1/27	1,250	1,279
	Houston TX GO	4.000%	3/1/34	590	581
	Houston TX GO	4.000%	3/1/35	675	659
	Houston TX GO	3.000%	3/1/36	1,030	817
	Houston TX GO	5.250%	3/1/42	1,925	2,009
[16]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,197
[16]	Huntsville Independent School District GO	5.000%	2/15/35	1,405	1,501
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/47	1,800	1,239
[16]	Hutto Independent School District GO	5.000%	8/1/48	1,215	1,245
[16]	Hutto Independent School District GO	5.000%	8/1/53	1,405	1,434
[16]	Jarrell Independent School District GO	5.000%	2/15/53	10,000	10,044
53

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[16]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,645
[16]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,062
[16]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,132
[16]	Katy Independent School District GO	5.000%	2/15/38	965	1,007
[16]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,169
[16]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,350
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	3,695
[16]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	997
[16]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,013
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	9,871
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	4,000	3,938
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,712
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/52	2,000	1,664
[16]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	4,800	3,027
[16]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,026
[16]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,050
	Laredo College District GO Prere.	5.000%	8/1/24	2,030	2,046
	Laredo College District GO Prere.	5.000%	8/1/24	1,500	1,512
[16]	Leander Independent School District GO	4.000%	2/15/39	2,500	2,245
[16]	Leander Independent School District GO	4.000%	2/15/40	2,500	2,214
[16]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,034
[16]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,394
[16]	Leander Independent School District GO	5.000%	8/15/47	10,495	10,628
[1]	Leander Independent School District GO	4.000%	2/15/49	2,255	1,816
[1]	Leander Independent School District GO	4.125%	2/15/53	1,340	1,083
[16]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,368
[16]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	979
[16]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,283
[16]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,158
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	979
	Lone Star College System GO	4.000%	2/15/29	1,150	1,147
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	4,796
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,242
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,299
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,546
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	2,871
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,500	1,531
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,000	1,024
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,040	1,055
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	3,000	3,049
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,312
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,453
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,511
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	2,000	2,016
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,055
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,539
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,500	1,506
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,000	2,009
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	8,539
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	1,000	1,000
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	3,000	3,001
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	3,920	3,898
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,500	1,450
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,067
	Lubbock TX GO	4.000%	2/15/30	1,250	1,235
[16]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,069
	McKinney TX GO	5.000%	8/15/41	2,140	2,194
	McKinney TX GO	5.000%	8/15/42	2,345	2,392
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	632
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	615
[16]	Medina Valley Independent School District GO	4.000%	2/15/53	19,750	16,389
	Missouri City TX GO	4.000%	6/15/32	1,125	1,076
[16]	New Caney Independent School District GO	5.000%	2/15/37	625	662
[16]	New Caney Independent School District GO	5.000%	2/15/38	750	784
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,155
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,038
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,852
54

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,596
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,280
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,179
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,284
[2]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	895
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,746
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,632
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,586
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,582
[9]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	755	811
[9]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	410	436
[9]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	375	394
[9]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	730	756
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,551
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,335	1,341
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,082
[16]	Northside Independent School District GO	5.000%	8/1/38	1,500	1,565
[16]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,039
[16]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,036
[16]	Northside Independent School District GO	4.000%	8/15/48	2,500	2,104
[16]	Northwest Independent School District GO	4.000%	2/15/42	6,135	5,466
[16]	Northwest Independent School District GO	4.000%	2/15/43	6,525	5,770
[16]	Northwest Independent School District GO	5.000%	2/15/48	4,560	4,617
[16]	Paradise Independent School District GO	4.000%	8/15/38	1,380	1,258
[16]	Pasadena Independent School District GO	4.000%	2/15/52	1,020	861
	Pasadena TX GO	4.000%	2/15/32	1,500	1,469
[16]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,045
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,000	1,037
[16]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,033
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	5,470	5,703
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,155	3,276
	Pflugerville Independent School District GO	4.000%	2/15/45	10,000	8,601
	Pflugerville Independent School District GO	5.000%	2/15/48	12,880	12,895
	Pflugerville TX GO	4.000%	8/1/49	4,670	3,823
[16]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,792
[16]	Ponder Independent School District GO	4.000%	2/15/38	1,000	905
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	1,825	1,513
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	9,425	9,432
[16]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,533
[16]	Prosper Independent School District GO	4.000%	2/15/53	10,500	8,688
[16]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,000
[16]	Quinlan Independent School District GO	5.000%	8/15/39	590	613
[16]	Quinlan Independent School District GO	5.000%	8/15/40	725	750
[16]	Red Oak Independent School District GO	4.000%	2/15/53	8,090	6,624
[16]	Richardson Independent School District GO	3.000%	2/15/36	1,000	841
[16]	Rockwall Independent School District GO	4.000%	2/15/53	28,435	23,438
[2]	Royse City TX GO	4.000%	8/15/40	2,630	2,299
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,500	2,469
[16]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	1,821
[16]	San Antonio Independent School District GO	5.000%	8/15/39	3,500	3,640
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,179
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,792
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,036
[9]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,500	2,589
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,019
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,360
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	2,802
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	8,882
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,497
	San Antonio TX GO	4.000%	8/1/35	1,190	1,127
	San Antonio TX GO	4.000%	2/1/39	6,005	5,457
	San Antonio TX GO	4.000%	2/1/40	3,280	2,945
	San Antonio TX GO	4.000%	2/1/41	3,300	2,929
	San Antonio TX GO	4.000%	2/1/42	2,500	2,199
55

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX GO	4.000%	2/1/43	2,500	2,184
	San Antonio Water System Water Revenue	4.000%	5/15/41	1,305	1,132
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,603
	San Antonio Water System Water Revenue	4.000%	5/15/51	4,000	3,274
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	3,918
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,109
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,023
[16]	San Marcos Consolidated Independent School District GO	5.000%	8/15/40	4,705	4,888
[16]	San Marcos Consolidated Independent School District GO	5.000%	8/15/42	3,825	3,937
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/48	2,450	1,972
[16]	Sanger Independent School District GO	4.000%	8/15/47	3,295	2,740
[16]	Sanger Independent School District GO	4.000%	8/15/52	5,110	4,130
[16]	Sherman TX Independent School District GO	5.000%	2/15/42	4,180	4,300
[16]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/48	2,000	2,025
[16]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,810	1,483
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/38	1,000	1,038
[16]	Southwest Independent School District GO	3.000%	2/1/40	2,395	1,795
[16]	Southwest Independent School District GO	4.000%	2/1/53	2,850	2,369
[16]	Spring Branch Independent School District GO	4.000%	2/1/41	3,150	2,767
	Spring Independent School District GO	4.000%	8/15/41	5,000	4,356
	Spring Independent School District GO	4.000%	8/15/52	3,795	3,061
	Stephenville Independent School District GO	4.000%	2/15/48	3,000	2,497
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,530
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,667
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,008
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,332
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	9,538
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	10,000	9,538
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,750	1,345
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	3,965
	Taylor TX GO	4.125%	8/15/49	1,515	1,280
	Taylor TX GO	4.125%	8/15/50	1,615	1,351
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,551
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	650	663
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	160
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	150
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	140
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,803
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,015
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,454
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	5,100	4,980
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	450	438
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	4,795	4,651
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,710
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,778
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,500
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	962
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	479
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	4,780
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	4,771
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,634
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	5,947
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	942
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,114
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	930
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,288
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	2,750
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	913
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	908
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	2,860
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	888
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,215
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	2,641
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	506
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	500
[13]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,509
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	1,996
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,788
56

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,450
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	6,921
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	12,770
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	5,716
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,390
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	3,852
	Texas Water Development Board Water Revenue	5.000%	8/1/41	10,735	11,029
	Texas Water Development Board Water Revenue	4.000%	10/15/43	15,000	13,071
	Texas Water Development Board Water Revenue	4.000%	10/15/44	2,500	2,206
	Texas Water Development Board Water Revenue	4.000%	10/15/45	6,560	5,723
	Texas Water Development Board Water Revenue	4.000%	10/15/46	5,030	4,351
	Texas Water Development Board Water Revenue	4.000%	4/15/51	1,015	844
	Texas Water Development Board Water Revenue	5.000%	10/15/58	2,500	2,509
[16]	Tomball Independent School District GO	3.875%	2/15/43	4,810	3,976
	Travis County TX GO	3.000%	3/1/40	1,000	736
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/41	700	719
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/43	825	839
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,400
[16]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,584
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,556
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	8,977
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,498
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,220
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,019
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	1,980	2,071
	University of Texas System Regents College & University Revenue	5.000%	8/15/43	1,000	1,028
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	12,740	12,832
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	8,250	8,305
[16]	Van Alstyne Independent School District GO	5.000%	2/15/47	3,100	3,140
[16]	Van Alstyne Independent School District GO	4.000%	2/15/48	1,580	1,320
[16]	Van Vleck Independent School District GO	3.000%	2/15/45	1,000	678
[16]	Waco Independent School District GO	4.000%	8/15/41	3,195	2,796
[16]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,446
[16]	Waco Independent School District GO	4.000%	8/15/48	2,575	2,159
[16]	Waco Independent School District GO	3.000%	8/15/52	1,625	1,019
[16]	Waco Independent School District GO	4.125%	8/15/53	3,430	2,882
	Waco TX GO	4.000%	2/1/40	7,930	7,178
	Waco TX GO	4.000%	2/1/41	8,260	7,413
	Waco TX GO	4.000%	2/1/48	5,120	4,376
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	3,991
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,384
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/53	2,000	1,608
[16]	Waxahachie Independent School District GO	5.000%	2/15/37	400	424
[16]	Waxahachie Independent School District GO	5.000%	2/15/38	1,000	1,045
[16]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,446
[16]	Waxahachie Independent School District GO	5.000%	2/15/40	1,400	1,450
[16]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,568
[16]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,249
					1,500,553
Utah (1.7%)
	Bountiful UT Sales Tax Revenue	4.000%	7/1/53	3,005	2,435
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	2,798
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	1,950
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	568
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	3,853
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,182
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,303
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	8,586
	Davis School District GO	5.000%	6/1/27	2,055	2,147
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,685	1,805
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	1,765	1,881
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,659
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	4,005	4,178
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	10,900	11,325
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	5,905	6,112
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,487
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	9,710
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,172
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	5,000	5,099
57

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	13,675	14,266
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/46	1,075	905
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	3,788
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,056
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	5,555
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	881
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,439
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,406
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,120
	University of Utah College & University Revenue	5.000%	8/1/29	2,000	2,062
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,151
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	972
	University of Utah College & University Revenue	4.000%	8/1/39	1,000	917
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,043
	University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,488
	University of Utah College & University Revenue	5.250%	8/1/53	4,610	4,744
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,300	2,203
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	1,794
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	3,674
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	2,720
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	4,491
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	7,697
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/43	5,585	4,915
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	7,470	6,263
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	699
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,078
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	590
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,095
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,534
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,500	1,299
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	8,555
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	3,805
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	3,425	3,314
	Utah GO	5.000%	7/1/26	5,000	5,174
[13]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,735
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	5,986
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/42	7,195	7,471
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	15,369
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,167
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,265
					254,936
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,047
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,534
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,036
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,235
	Vermont GO	4.000%	8/15/40	3,135	2,818
	Vermont GO	4.000%	8/15/43	3,135	2,738
					26,408
Virginia (1.8%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	903
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,558
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,098
	Arlington County VA GO, Prere.	2.500%	8/15/29	5,000	4,449
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,108
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,601
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,819
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/36	2,000	1,631
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	10,860
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/35	1,570	1,660
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,596
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	4.000%	5/15/42	3,750	3,305
	Fairfax County VA GO	5.000%	10/1/35	2,735	2,893
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,523
58

Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	5,000	5,056
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/55	2,375	1,973
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	34,333
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	551
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,130
Loudoun County Economic Development Authority Intergovernmental Agreement Revenue (Loudoun Co. Public Facilities Project)	5.000%	12/1/26	1,425	1,479
Loudoun County VA GO	3.000%	12/1/31	7,535	6,703
Loudoun County VA GO	4.000%	12/1/32	6,900	6,852
Loudoun County VA GO	4.000%	12/1/33	6,895	6,841
Montgomery County Economic Development Authority Miscellaneous Revenue	4.000%	6/1/36	1,200	1,129
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	5,000	5,064
Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/42	500	447
Richmond VA Public Utility Multiple Utility Revenue	4.250%	1/15/53	2,500	2,206
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	4,507
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,352
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/40	5,000	5,179
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/42	4,000	4,106
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	9,255	9,602
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,351
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	2,240
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	4,740
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	4,771
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	4,000	3,397
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	4,671
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,275
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/26	5,030	5,181
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/28	5,000	5,279
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	9,140	7,919
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	10,530	9,059
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	912
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	618
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	880
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	830
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	12,222
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	4.000%	7/1/36	3,600	3,447
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	7,000	7,307
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,014
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	9,881
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	4,899
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,293
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	7,673
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,685	1,501
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	18,000	14,387
York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	515	495
				262,756
Washington (0.8%)
Bellevue WA GO	4.000%	12/1/39	1,175	1,062
Grant County Public Hospital District No. 1 GO	5.500%	12/1/36	1,670	1,707
Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,000	999
Grant County Public Hospital District No. 1 GO	5.125%	12/1/48	5,000	4,526
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	280
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	610
Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	772
King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	1,985
King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,541
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,197
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,059
Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,130
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,812
Washington GO	5.000%	6/1/38	10,615	11,066
Washington GO	5.000%	2/1/39	9,570	9,968
Washington GO	5.000%	6/1/42	1,250	1,274
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	5,000	4,260
59

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,730	1,393
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	6,765
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,093
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	779
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,682
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	29,318	24,887
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	8,997	7,082
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	7,316
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	109
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	1,000	1,008
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,345
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,000	940
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,000	911
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,607
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,455
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	3,966
[4]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/53	3,000	3,020
					117,606
West Virginia (0.5%)
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,103
[2]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,379
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,315
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	2,000	2,049
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	2,805	2,851
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	4,671
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	1,941
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	9,859
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB	5.000%	9/1/40	3,080	3,051
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB	5.125%	9/1/42	6,265	6,199
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB	6.000%	9/1/48	15,175	15,674
	West Virginia Lottery Excess Lottery Revenue	5.000%	7/1/30	3,075	3,225
					70,317
Wisconsin (1.2%)
	Madison Metropolitan School District GO	4.000%	3/1/36	2,460	2,322
	Madison Metropolitan School District GO	4.000%	3/1/37	5,120	4,739
[2]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,368
[2]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,383
[1]	Milwaukee WI GO	5.000%	4/1/27	1,920	1,968
[2]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,743
[2]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,753
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,050
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	1,924
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,101
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	796
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	989
[2]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	1,822
[2]	Monroe School District GO	5.000%	3/1/37	775	799
[2]	Monroe School District GO	5.000%	3/1/38	700	716
[2]	Monroe School District GO	4.000%	3/1/39	1,855	1,678
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,751
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,263
	Neenah Joint School District GO	4.000%	3/1/33	4,045	3,996
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	845
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,261
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	911
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	3,295
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,082
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	325
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	365
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	298
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	274
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	290
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	7,532
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	8,000	5,339
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	1,937
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,001
60

Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	6,136
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	1,500	953
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	6,158
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,548
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	745
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	2,000	1,939
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	3,000	2,805
[2]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,038
[2]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,508
[2]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,013
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,196
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,364
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	964
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,034
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,027
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,262
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,432
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,194
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	4,595
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,315
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,433
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	13,838
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	4,365
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,950	3,677
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/39	5,170	3,767
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	3,770
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,042
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,047
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	1,998
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	3,755
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	4,210	4,206
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,730	4,564
					183,604
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	31
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	30
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	462
					523
Total Tax-Exempt Municipal Bonds (Cost $16,055,825)					14,343,609
61

Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[17]	Vanguard Municipal Cash Management Fund (Cost $492,566)	4.058%	4,925,553	492,654
Total Investments (99.6%) (Cost $16,548,391)				14,836,263
Other Assets and Liabilities—Net (0.4%)				66,055
Net Assets (100%)				14,902,318
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $236,781,000, representing 1.6% of net assets.
5	Non-income-producing security—security in default.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Securities with a value of $1,100,000 have been segregated as initial margin for open futures contracts.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	1,418	148,148	(1,193)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(336)	(37,821)	1,690
				497

See accompanying Notes, which are an integral part of the Financial Statements.
62

Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $16,055,825)	14,343,609
Affiliated Issuers (Cost $492,566)	492,654
Total Investments in Securities	14,836,263
Investment in Vanguard	521
Cash	13,908
Receivables for Investment Securities Sold	25,235
Receivables for Accrued Income	197,374
Receivables for Capital Shares Issued	79,073
Other Assets	206
Total Assets	15,152,580
Liabilities
Payables for Investment Securities Purchased	150,399
Payables for Capital Shares Redeemed	84,291
Payables for Distributions	14,777
Payables to Vanguard	611
Variation Margin Payable—Futures Contracts	184
Total Liabilities	250,262
Net Assets	14,902,318
At October 31, 2023, net assets consisted of:

Paid-in Capital	16,949,730
Total Distributable Earnings (Loss)	(2,047,412)
Net Assets	14,902,318

Investor Shares—Net Assets
Applicable to 68,328,355 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	682,050
Net Asset Value Per Share—Investor Shares	$9.98

Admiral Shares—Net Assets
Applicable to 1,424,598,739 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,220,268
Net Asset Value Per Share—Admiral Shares	$9.98

See accompanying Notes, which are an integral part of the Financial Statements.
63

Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	493,242
Total Income	493,242
Expenses
The Vanguard Group—Note B
Investment Advisory Services	785
Management and Administrative— Investor Shares	1,131
Management and Administrative— Admiral Shares	10,884
Marketing and Distribution— Investor Shares	46
Marketing and Distribution— Admiral Shares	783
Custodian Fees	58
Auditing Fees	33
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	62
Trustees’ Fees and Expenses	8
Other Expenses	89
Total Expenses	13,893
Expenses Paid Indirectly	(58)
Net Expenses	13,835
Net Investment Income	479,407
Realized Net Gain (Loss)
Investment Securities Sold[1]	(202,208)
Futures Contracts	(592)
Realized Net Gain (Loss)	(202,800)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	29,650
Futures Contracts	1,269
Change in Unrealized Appreciation (Depreciation)	30,919
Net Increase (Decrease) in Net Assets Resulting from Operations	307,526
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,589,000, $8,000, and $39,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	479,407	438,842
Realized Net Gain (Loss)	(202,800)	(132,827)
Change in Unrealized Appreciation (Depreciation)	30,919	(2,694,334)
Net Increase (Decrease) in Net Assets Resulting from Operations	307,526	(2,388,319)
Distributions
Investor Shares	(22,880)	(27,443)
Admiral Shares	(452,587)	(502,126)
Total Distributions	(475,467)	(529,569)
Capital Share Transactions
Investor Shares	(20,483)	(87,052)
Admiral Shares	1,662,305	(702,408)
Net Increase (Decrease) from Capital Share Transactions	1,641,822	(789,460)
Total Increase (Decrease)	1,473,881	(3,707,348)
Net Assets
Beginning of Period	13,428,437	17,135,785
End of Period	14,902,318	13,428,437

See accompanying Notes, which are an integral part of the Financial Statements.
64

Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.04	$12.10	$12.03	$11.95	$11.16
Investment Operations
Net Investment Income[1]	.337	.306	.314	.344	.379
Net Realized and Unrealized Gain (Loss) on Investments	(.063)	(1.997)	.126	.133	.796
Total from Investment Operations	.274	(1.691)	.440	.477	1.175
Distributions
Dividends from Net Investment Income	(.334)	(.305)	(.313)	(.345)	(.379)
Distributions from Realized Capital Gains	—	(.064)	(.057)	(.052)	(.006)
Total Distributions	(.334)	(.369)	(.370)	(.397)	(.385)
Net Asset Value, End of Period	$9.98	$10.04	$12.10	$12.03	$11.95
Total Return[2]	2.59%	-14.26%	3.67%	4.06%	10.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$682	$705	$945	$921	$977
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.73%	2.57%	2.89%	3.25%
Portfolio Turnover Rate	29%	28%	14%	14%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.04	$12.10	$12.03	$11.95	$11.16
Investment Operations
Net Investment Income[1]	.346	.315	.324	.356	.388
Net Realized and Unrealized Gain (Loss) on Investments	(.063)	(1.997)	.126	.130	.796
Total from Investment Operations	.283	(1.682)	.450	.486	1.184
Distributions
Dividends from Net Investment Income	(.343)	(.314)	(.323)	(.354)	(.388)
Distributions from Realized Capital Gains	—	(.064)	(.057)	(.052)	(.006)
Total Distributions	(.343)	(.378)	(.380)	(.406)	(.394)
Net Asset Value, End of Period	$9.98	$10.04	$12.10	$12.03	$11.95
Total Return[2]	2.67%	-14.19%	3.75%	4.14%	10.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,220	$12,723	$16,191	$14,592	$12,826
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.81%	2.65%	2.96%	3.33%
Portfolio Turnover Rate	29%	28%	14%	14%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
65

Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
66

Long-Term Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $521,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $58,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
67

Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,343,609	—	14,343,609
Temporary Cash Investments	492,654	—	—	492,654
Total	492,654	14,343,609	—	14,836,263
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,690	—	—	1,690
Liabilities
Futures Contracts[1]	1,193	—	—	1,193
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	14,251
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,711,127)
Capital Loss Carryforwards	(335,807)
Qualified Late-Year Losses	—
Other Temporary Differences	(14,729)
Total	(2,047,412)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	475,467	437,750
Ordinary Income*	—	24,715
Long-Term Capital Gains	—	67,104
Total	475,467	529,569
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,547,391
Gross Unrealized Appreciation	16,155
Gross Unrealized Depreciation	(1,727,282)
Net Unrealized Appreciation (Depreciation)	(1,711,127)
68

Long-Term Tax-Exempt Fund
F.	During the year ended October 31, 2023, the fund purchased $5,931,662,000 of investment securities and sold $4,173,265,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	172,052	16,291	169,967	15,178
Issued in Lieu of Cash Distributions	19,094	1,806	22,875	2,031
Redeemed	(211,629)	(20,036)	(279,894)	(25,022)
Net Increase (Decrease)—Investor Shares	(20,483)	(1,939)	(87,052)	(7,813)
Admiral Shares
Issued	6,522,220	623,093	8,448,228	773,577
Issued in Lieu of Cash Distributions	293,279	27,746	330,727	29,357
Redeemed	(5,153,194)	(493,853)	(9,481,363)	(873,219)
Net Increase (Decrease)—Admiral Shares	1,662,305	156,986	(702,408)	(70,285)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
69

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Long-Term Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
70

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
71

"Bloomberg® and Bloomberg Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Long-Term Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE LONG-TERM TAX-EXEMPT FUND OR THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer
(retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q430 122023

Annual Report   |   October 31, 2023
Vanguard High-Yield Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	4
Performance Summary	5
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard High-Yield Tax-Exempt Fund returned 3.02% for Investor Shares and 3.11% for Admiral Shares. The fund outperformed the 2.64% return of its benchmark, the Bloomberg Municipal Bond Index, and the average return of 2.12% for its peer group.
•	Early on, inflation continued to ease amid ongoing interest rate hikes by the Federal Reserve. Unexpected buoyancy in the labor market and consumer spending helped dial back expectations of a sustained recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Municipal bonds were not immune to the run up in Treasury yields. As a whole, however, munis' fundamentals remained solid, and they fared better than the overall bond market with a return of 2.64%, as measured by the Bloomberg Municipal Bond Index.
•	The main drivers of the fund’s relative outperformance came from being overweight to credit, which fared well given the resilience in the economy. Employing a barbell strategy regarding yield-curve positioning and managing the fund’s convexity profile helped as well, while a structural overweight duration position detracted.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

Advisor’s Report
For the 12 months ended October 31, 2023, Vanguard High-Yield Tax-Exempt Fund returned 3.02% for Investor Shares and 3.11% for Admiral Shares. The fund outperformed the 2.64% return of its benchmark index, which is made up of investment-grade municipal bonds, and the average return of 2.12% for its peer group.
With municipal bond yields rising, the 30-day SEC yield for Investor Shares ended the 12 months at 4.83%, up from 4.60% a year earlier. The 30-day SEC yield for Admiral Shares climbed to 4.91%, up from 4.68%.
Please note that the fund invested in securities that generate income distributions subject to the alternative minimum tax (AMT) during the fiscal year.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
Central banks including the U.S. Federal Reserve, the European Central Bank, and the Bank of England reacted to the prospect of inflation remaining stubbornly high by aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period led several major central banks to slow the pace of their interest rate hikes or even hit the pause button.
Government bond yields rose across the maturity spectrum in major markets over the 12 months. Central bank action and some stress in March in the banking sector drove short-term rates higher in the first part of the period, whereas longer-term rates climbed more from July on as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for an extended period of time.
The bellwether U.S. 10-year Treasury yield rose 0.88 percentage points to end the period at 4.93%. Longer-term U.S. Treasury yields saw a similar rise, with the U.S. 30-year Treasury yield climbing 0.93 percentage points to 5.09%.
As a whole, muni fundamentals remained solid and they fared better than the overall bond market with a return of 2.64%, according to the Bloomberg Municipal Bond Index, but did face some challenges.
Muni yields initially eased off the highs they hit in October 2022, but resumed their upward trajectory toward the end of the summer and finished the period higher across the maturity spectrum.
Muni mutual funds also had to contend with outflows, especially among shorter-term funds. With cash and money market funds paying more than they had in over a decade, some muni investors chose to wait out the volatility in rates by moving to the sidelines.
Management of the fund
One driver of the fund’s relative outperformance was an overweight to credit. As a high-yield fund, it had more exposure to credit than its benchmark index, which is composed only of investment-grade municipals. With strong demand for AAA-rated munis having pushed their valuations into rich territory and the healthy fundamentals of this asset class, we felt comfortable focusing on lower-quality investment-grade munis, which were offering more yield and nevertheless seemed unlikely to see their spreads widen significantly if the economy slowed.
Another driver was how we managed the convexity profile of the fund. (Convexity is a measure of how much a bond’s duration changes when interest rates change.) The duration of a callable bond tends to lengthen in a rising interest rate environment—especially when interest rates rise above the bond’s coupon rate—amplifying the decline in its price. Managing convexity has become more important with the proliferation of callable munis being issued with coupons of 4%, 3%, and even 2%. Utilizing our unique expertise in measuring these risks, this was a tailwind for the fund during this period.
Yield-curve positioning made a modest contribution to relative performance. We took a barbell approach with an allocation to short-term bonds, which we expect will benefit from an eventual normalization in the yield curve, and an allocation to bonds further out the curve, where we have locked in attractive returns.
The fund has a structural overweight to duration, a measure of the price sensitivity of a portfolio to changes in interest rates. That positioning at times when rates were
Yields of Municipal Securities (AAA-Rated General Obligation Issues)
Maturity	October 31, 2022	October 31, 2023
2 years	3.20%	3.75%
5 years	3.27	3.55
10 years	3.40	3.64
30 years	4.17	4.65
Source: Vanguard.
2

rising (and bond prices were falling) dampened relative performance.
Outlook
While some market participants are counting on a Goldilocks scenario where inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s the risk that wage gains could contribute to inflation remaining sticky and above target. Plus, consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Federal Reserve’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the 2008 global financial crisis.
Our outlook for munis is positive given the strength of their fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Moreover, valuations toward the long end of the curve are especially compelling. Regarding cash flows, once the yield curve begins to normalize, we would expect inflows to muni funds to pick up with investors reassessing the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Mathew M. Kiselak, Principal,
Portfolio Manager, Head of Long-Term Municipal Portfolio Management
Adam M. Ferguson, CFA,
Portfolio Manager
Vanguard Fixed Income Group
November 8, 2023
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$942.80	$0.83
Admiral™ Shares	1,000.00	943.20	0.44
Based on Hypothetical 5% Yearly Return
High-Yield Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

High-Yield Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2013, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
High-Yield Tax-Exempt Fund Investor Shares	3.02%	0.99%	2.73%	$13,095
Bloomberg Municipal Bond Index	2.64	1.00	2.12	12,333

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
High-Yield Tax-Exempt Fund Admiral Shares	3.11%	1.08%	2.82%	$66,022
Bloomberg Municipal Bond Index	2.64	1.00	2.12	61,666
See Financial Highlights for dividend and capital gains information.
5

High-Yield Tax-Exempt Fund
Fund Allocation
As of October 31, 2023
New York	11.3%
California	9.9
Pennsylvania	8.7
Illinois	7.5
Texas	7.1
Florida	5.4
New Jersey	3.9
Georgia	3.5
Alabama	3.1
Colorado	2.9
Ohio	2.8
Puerto Rico	2.3
Wisconsin	2.3
Massachusetts	2.0
Michigan	1.9
Missouri	1.6
District of Columbia	1.6
Virginia	1.5
Washington	1.4
Tennessee	1.4
Maryland	1.4
Kentucky	1.3
Arizona	1.3
South Carolina	1.2
Oregon	1.2
Utah	1.2
Other	10.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

High-Yield Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (96.0%)
Alabama (3.0%)
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,072
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,134
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	17,815	17,159
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	22,760	23,037
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	16,695	15,334
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,240	22,714
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,429
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	13,800	13,292
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,705	32,530
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,090	11,660
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	21,805	20,895
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	8,445	8,460
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	4,200	4,204
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	4,395	4,428
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	4,635	4,264
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	3,914
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	4,673
	Energy Southeast A Cooperative District Electric Power & Light Revenue PUT	5.750%	11/1/31	13,050	13,499
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	3,695	3,758
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,230
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	10,332
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,670	13,052
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	546
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	517
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	580
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	451
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	529
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,621
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	2,882
[1]	Jefferson County AL Sewer Revenue	6.500%	10/1/38	7,520	7,898
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	3,853
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	35,959
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	25,163
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	5,000	4,894
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	2,000	1,861
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,243
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,661
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,346
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,376
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	10,950	10,292
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	3,470	3,521
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	7,945	7,868
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	26,025	25,933
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,655	1,644
[2]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	7,284	6,436
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	1,933
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,034
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,028
					412,139
Alaska (0.0%)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,995	4,439
7

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
American Samoa (0.0%)
[2]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	2,665
[2]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,144
					5,809
Arizona (1.2%)
[2]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	546
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,188
[2]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	831
[2]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	542
[2]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	1,726
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,381
[2]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	1,940
[2]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,262
[2]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	1,275	848
[2]	Arizona IDA Charter School Aid Revenue	5.375%	7/1/53	1,000	852
[2]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,001
[2]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	475	305
[2]	Arizona IDA Charter School Aid Revenue	5.500%	7/1/58	1,100	942
[2]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	728
[2]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,397
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	280	254
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	313
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	577
[2]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	574
[2]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	567
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	8,135	5,732
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	869
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	855
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	421
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,191
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,295	4,981
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,327
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	1,898
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,417
[2,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	600
[2,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	1,337
[2,4]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	303
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	4.100%	6/15/28	7,500	7,293
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/52	15,000	15,107
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	323
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	5,695	4,250
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	4,502
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	227
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	635
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	1,851
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	329
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	249
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	399
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,485
[2]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,067
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,205
[2]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	902
[2]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	175	172
[2]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	410
[2]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,806
[2]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,218
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/48	10,000	8,253
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,528
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,500	1,550
[2]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	3,810
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,000	1,009
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	1,260	1,265
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,703
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,205	2,188
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,526
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	6,000	4,964
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	4,664
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/27	3,500	3,571
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/28	3,775	3,869
8

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,290
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	5,000	3,400
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,115
[2]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	1,752
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	4,400	2,857
[2]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	455
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,059
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,620
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	1,915
[2]	Sierra Vista IDA Charter School Aid Revenue	5.750%	6/15/58	8,525	7,637
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,264
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,069
					170,468
Arkansas (0.5%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,049
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,630
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,412
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	5,571
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	500
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	5,664
	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	8,500	7,463
[2]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	34,665	30,652
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	3,980
					61,921
California (9.5%)
[1,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	4,869
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	736
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,091
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,266
	Alum Rock Union Elementary School District GO	5.250%	8/1/47	2,500	2,574
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	1,340	1,374
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	1,678
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,453
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	24,764
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	5,260	5,418
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	17,420	17,354
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	23,240	23,168
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,745	19,732
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	61,361
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,885	4,853
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	26,585	24,619
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,119
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,910	3,770
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,485	4,038
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	9,204
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	17,387
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	9,797
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,001
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,116
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	11,486
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	5,951
[2]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,107
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,910	1,553
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	915
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	670	642
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,040
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,594
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	6,410
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,048
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	7,976
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,059
	California GO	5.000%	10/1/42	6,000	6,153
	California GO	3.000%	12/1/43	1,500	1,127
	California GO	5.250%	10/1/45	3,750	4,031
[7]	California GO	3.000%	12/1/46	3,000	2,193
	California GO	5.250%	9/1/47	4,450	4,759
9

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.250%	10/1/50	3,000	3,201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,555	1,350
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,300	1,908
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	2,912
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	7,810	7,879
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	3,000	2,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,495	5,889
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,787	12,992
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	5,010	4,641
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,870	4,450
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,855	18,914
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,831	10,992
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,191	2,878
[2]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.250%	2/1/24	10,000	9,988
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.540%	8/1/47	1,500	1,487
[8]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.790%	12/1/50	1,000	973
[2]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	365	356
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,366
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	1,830
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	1,742
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	4,984
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,122
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	5,856
[2]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,088
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,682
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,142
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	4,041
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,123
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/47	3,000	2,806
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,077
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	1,976
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.750%	9/1/53	1,850	1,751
[2]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,298
[2]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	1,981
[2]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,137
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/28	1,250	1,208
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	3,867
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	7,790	7,390
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,272
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	1,110	890
[2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/56	1,235	967
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,630
[2]	California School Finance Authority Charter School Aid Revenue, Prere.	6.400%	2/1/24	2,010	2,020
[2]	California School Financing Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,132
	California State University College & University Revenue	5.250%	11/1/48	1,000	1,057
	California State University College & University Revenue	5.250%	11/1/53	1,000	1,047
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,004
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,250	4,858
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/48	3,520	2,763
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	8,000	7,314
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	495	406
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	2,041
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	8,221
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	18,267
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,489
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	6,715
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,412
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	4,850
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,572
[9]	Chabot-Las Positas Community College District GO	5.250%	8/1/48	1,695	1,778
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	6,290
[2]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,223
[2]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,285
[2]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,945	3,602
[2]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,386
10

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	731
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,143
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,163
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,496
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,494
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	8,928
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,374
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,945	6,547
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,550	6,457
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,950	3,277
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	6,000	4,184
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	1,840
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	6,113
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	7/1/56	5,000	2,932
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	6,878
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	7,279
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	14,605
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	5,679
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	590
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,196
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	2,664
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	907
[2]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	4,305
[1]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,118
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	478
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	7,794
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,515	2,942
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,000	2,511
[5]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	1,000	1,125
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	9,000	8,986
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	1,634
[6]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	8,788
	Hayward Unified School District COP	5.250%	8/1/52	7,860	7,715
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,035
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	969
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.250%	6/1/47	2,000	1,990
[2,10]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	4.450%	11/1/23	50,000	50,000
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,180
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,557
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,075
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,270	1,307
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	656
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,824
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,665	3,740
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	734
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,681
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	765
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	4,739
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,156
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,425
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	852
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,415
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	11,589
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	23,000	23,378
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,742
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	5,930
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	2,665	2,127
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	3,839
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	5.000%	5/15/34	1,840	1,890
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	4.000%	5/15/46	9,860	8,105
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	4.000%	11/15/31	140	138
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	5.000%	11/15/31	105	110
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	17,280	17,674
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	1,000	998
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/37	1,500	1,497
11

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.230%	7/1/47	1,500	1,497
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	1,570
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	1,835
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	1,700
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,075
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,512
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,511
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,530
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,232
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,503
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	2,944
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,925	5,116
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,028
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,026
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	601
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	486
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	452
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	443
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	494
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	594
	Ontario Montclair School District GO	5.250%	8/1/52	5,000	5,177
[11]	Palomar Health GO	0.000%	8/1/33	8,805	5,677
	Palomar Health GO	4.000%	8/1/35	4,000	3,622
[11]	Palomar Health GO	7.000%	8/1/38	10,740	11,869
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,491
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,583
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,310
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,460
[3]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,313
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	4,532
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,125
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	3,480	2,848
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	1,921
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	5,755
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,048
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,229
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,187
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,027
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	5,728
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,007
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,617
	San Diego CA Unified School District GO	4.000%	7/1/53	9,410	7,994
	San Diego CA Unified School District GO	4.000%	7/1/53	5,440	4,621
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	4,678
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,008
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/37	4,500	4,597
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/38	3,500	3,553
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,352
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	6,760	5,674
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	8,435	6,619
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	4,668
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/53	10,000	9,465
[3]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	26,310	20,185
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	4,636
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	710	673
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,065
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	7,713
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,073
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,057
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,038
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,269
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,381
12

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,208
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	18,760	18,061
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	2,883
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	14,320	13,528
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/49	10,000	7,980
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	24,010	23,011
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	12,490	11,918
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	3,797
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,523
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,009
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,345
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,625
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,094
[2]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,328
[3]	San Francisco Community College District GO	3.000%	6/15/45	5,000	3,405
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	11,227
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	980
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,679
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,560
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,463
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,054
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	770	718
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	4,160
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	558
	Union Elementary School District GO	5.250%	9/1/52	5,000	5,186
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,575
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,518
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,184
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	3,955	4,033
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	1,500	990
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,185	10,287
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	3,800	3,224
[1]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,139
	Washington Township Health Care District GO	5.500%	8/1/53	750	786
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,451
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,153
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	3,718
					1,308,276
Colorado (2.8%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	2,195	2,262
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	4,940	5,092
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,215
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	12,375
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	472
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	803
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	1,847
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	464
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	542
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,020
[2]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	963
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	898
[3]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	1,718
	Centerra Metropolitan District No. 1 GO	4.000%	12/1/29	1,120	1,014
[2]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	16,539
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	451
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	489
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	947
	Colorado COP	6.000%	12/15/40	5,000	5,574
	Colorado COP	6.000%	12/15/41	3,570	3,968
13

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,320
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,422
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,469
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,639
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,336
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,048
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,500	2,392
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,326
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	445
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,750	4,997
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	415
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	3,936
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	416
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,312
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	422
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	2,580
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	11,332
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	5,760	5,710
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,128
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	16,525	12,765
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	2,955	1,906
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	6,253
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	1,773
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	854
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	763
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	3,700	3,773
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,557
[9]	Colorado School of Mines College & University Revenue	5.250%	12/1/53	12,000	12,101
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	2,000	2,055
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	685
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,229
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	739
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/39	4,000	4,232
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,404
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	1,937
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	8,241
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,173
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/48	32,850	26,340
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.250%	12/1/48	20,500	19,997
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/53	3,000	2,818
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	23,600	22,422
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,086
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,248
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	5,991
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	10,250	10,358
[2]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,432
[2]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	2,925
[12]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	11,000	8,573
[12]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	7,472
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	700	697
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,340
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,625
	Four Corners Business Improvement District GO	6.000%	12/1/52	2,000	1,674
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,162
	Hogback Metropolitan District GO	5.000%	12/1/41	725	611
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,217
[2]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,459
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	5,633
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,093
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,627	3,803
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	1,984
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,233
[2]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,790	1,721
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	364
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	438
[2]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	646
[2]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	6,025
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,492
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	456
14

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	3,680
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	354
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,353	4,265
	Southglenn Metropolitan District GO	3.500%	12/1/26	5,000	4,742
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,482
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,210
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	277
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,255
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	747	662
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,361
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,468
[1]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,960	4,224
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,857	1,423
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	1,962
[2]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	967
[2]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,661
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	636
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,172
[5]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	621
[1]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,477
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	1,940	1,754
					383,726
Connecticut (0.8%)
	Connecticut GO	3.000%	1/15/34	1,000	856
	Connecticut GO	3.000%	1/15/36	1,050	862
	Connecticut GO	3.000%	1/15/37	1,045	837
	Connecticut GO	3.000%	1/15/38	2,070	1,610
	Connecticut GO	3.000%	1/15/39	2,400	1,839
	Connecticut GO	3.000%	1/15/40	4,815	3,632
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,415	2,362
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,605	1,519
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	9,012
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,360
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,657
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,726
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,439
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	4,935
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,876
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	1,943
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	1,772
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,404
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,293
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	873
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,638
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,250	1,787
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,054
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,155
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,353
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	4,701
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,368
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/15/48	4,300	4,305
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,075	5,865
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,592
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/15/53	3,650	2,924
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	1,867
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,625	3,128
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/51	4,250	3,337
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,500	3,518
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	3,699
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,340	1,244
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	6,065	4,554
[2]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	457
[2]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,205
[9]	University of Connecticut College & University Revenue	5.500%	11/15/53	4,000	4,158
					105,716
15

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware (0.1%)
[2]	Affordable Housing Opportunities Revenue	3.528%	5/1/39	9,992	7,550
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	48
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	178
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	177
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	175
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,052
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	174
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	171
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	154
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	168
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	182
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	177
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,180
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	392
[2]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	2,747
					17,525
District of Columbia (1.5%)
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	600	581
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,236
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	751
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	2,462
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,130
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,137
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,186
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	994
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	2,518
[2]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	836
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,267
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	12,652
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,653
	District of Columbia GO	5.000%	6/1/37	3,105	3,182
	District of Columbia GO	5.250%	1/1/48	6,625	6,868
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,080
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,467
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,005
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	3,906
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,259
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	695	654
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	924
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	770
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	811
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	2,708
[2,5]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,620
[2,5]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	2,865
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,412
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,309
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	2,959
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,573
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	950	811
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	6,441
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	2,175	2,178
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/37	2,335	2,331
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	1,860	1,843
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/39	1,775	1,807
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/40	2,575	2,615
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	19,869
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	11,311
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	4,769
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	26,908
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	1,998
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,491
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	2,861
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	2,995
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	2,988
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	2,949
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,001
16

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	3,723
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	5,000	4,362
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	17,405	17,814
					208,840
Florida (5.2%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	448
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,028
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	7,170	5,562
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,022
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,375
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,019
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,635
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	2,785
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,516
	Broward County FL Airport System Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	999
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	12,266
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	974
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,243
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,276
	Capital Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/53	3,125	2,808
	Capital Projects Finance Authority Local or Guaranteed Housing Revenue	5.000%	11/1/58	5,000	4,431
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,100	1,925
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,149
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	5,745
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	550
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	529
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,027
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	4,799
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	988
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	1,725	1,142
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	826
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	1,000	838
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	2,734
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	444
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	19,600
[2]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,035
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	1,987
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,724
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,020
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	7,129
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	5,166
[2]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,128
[2]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,353
[2]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	3,546
[2,4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	310
[2,4]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	132
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,002
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	5,000	4,969
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	10,100
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	999
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	891
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	912
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	901
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	991
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	287
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	510
[2]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	1,000	826
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	569
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	450
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	645
[2]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,950	6,005
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	686
[2]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,732
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	478
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	565
[2]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	978
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	716
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	4,814
[2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	2,891
17

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	10,500	10,203
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,335
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	8,959
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	6,531
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	1,926
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,517
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	3,700	3,753
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	6,335	6,420
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	12,420	13,073
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	10,340	10,968
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,522
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,117
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	902
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	8,000	7,750
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	4,788
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	7,841
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,017
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,916
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,166
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	2,747
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	3,826
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	7,582
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	19,365	15,174
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,547
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	855
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	1,712
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,195
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	1,540
[2]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	265	260
[2]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,108
[2]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	674
[2]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	658
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	779
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,475
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,036
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	7,000	5,606
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,438
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	2,833
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,522
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	3,341
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	4,650
	Miami-Dade County FL Aviation, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,312
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	1,515	1,496
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,468
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	1,000	828
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	2,000	1,578
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,419
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,325	4,262
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,139
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,008
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	9,240
[8]	Miami-Dade County IDA Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.375%	4.565%	11/1/33	10,000	9,912
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	16,420
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	6,352
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,352
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	3,876
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	9,135	7,537
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,743
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,054
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,338
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	19,520	15,692
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,000	7,482
[5]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,485
[5]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,193
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	792
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,090
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,054
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	346
18

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,037
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	2,944
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	3,713
[2]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	11.500%	7/1/27	6,000	6,501
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	6,296
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,068
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	909
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,273
[2]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,102
[1]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,775	3,910
[1]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	10,675	11,151
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,229
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,150
[2]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	1,965
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,065	4,033
[2]	Polk County IDA Industrial Revenue	5.875%	1/1/33	4,000	3,832
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,138
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,074
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	1,961
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,249
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,352
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	958
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,035
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	14,611
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,405	5,116
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,315	7,099
[2]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	1,660	1,096
[2]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	611
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,020	4,282
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	11,280	8,159
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	3,892
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	20,000	16,032
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	23,953
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/47	2,000	1,604
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,293
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	5,465
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	5,751
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	6,321
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/39	1,600	1,376
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	300
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,862
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,614
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	14,871
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,555
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,061
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	2,965	2,828
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,491
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	2,910	2,587
					717,570
Georgia (3.3%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,250	4,968
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/39	4,500	4,429
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	3,735	3,635
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/41	7,000	7,075
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.250%	7/1/42	8,290	8,313
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	2,500	2,554
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,326
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	3,907
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,304
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	5,593
[9]	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Wealthstar Health System Inc. Project)	5.125%	4/1/53	12,500	12,149
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	839
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,826
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	1,989
19

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,002
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	208
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	463
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	510
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	255
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,320	5,454
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,149
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	370
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	367
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	364
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,460
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,007
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	15,875	12,466
[1]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	14,761
[9]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.125%	4/1/53	6,000	5,832
[9]	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	6,020	6,284
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	1,997
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	990
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,151
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,034
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	5,946
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	3,779
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	3,819
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,193
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,196
[2]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	6,600
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	3,729
[2]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	4,278
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,232
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	2,567
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	520	528
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	5,835
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,490	1,453
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	202
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	29,540	28,002
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	2,600	2,499
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	5,300	5,101
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	6,710	6,466
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,229
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 4)	5.000%	1/1/59	5,975	5,753
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 4)	5.000%	1/1/62	4,025	3,884
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	18,805	19,305
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,684
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	791
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	3,750	3,665
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	2,730	2,645
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	19,960	18,746
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	500
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	1,300	1,287
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	8,215	7,980
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	4,325	4,161
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	18,690	17,525
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	5,670	5,272
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	27,595	27,414
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	10,775	10,596
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	36,590	36,334
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	9,200	9,038
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	23,440	23,262
[2]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	21,130
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	1,808
[2]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	15,610	13,577
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,357
20

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	2,654
					460,053
Guam (0.4%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	364
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	247
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	627
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	464
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,091
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,548
	Guam Department of Education COP	5.000%	2/1/40	6,125	5,371
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	6,225	5,570
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	3,700	3,659
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	2,413
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,626
	Guam Income Tax Revenue	5.000%	12/1/35	750	735
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	1,065	1,074
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	134
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,327
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,147
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	2,510	2,522
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	962
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	695	624
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,185	1,755
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,612
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,110	919
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,025
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,020
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,233
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,165
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,287
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	5,125	4,819
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/41	1,235	1,171
	Port Authority of Guam Port, Airport & Marina Revenue AMT	5.000%	7/1/35	720	727
					51,238
Hawaii (0.2%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,506
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	7,651
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	6,690
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,388
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	4.000%	3/1/37	4,275	2,761
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	3,265	2,089
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	476
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,100
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	992
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,483
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	813
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	671
					30,620
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,175
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,244
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	1,745
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,431
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	2,500	2,073
[2]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	10,915
					19,583
Illinois (7.2%)
	Chicago Board of Education Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	256
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	962
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,408
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,214
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,243
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	1,925	1,756
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	25,275	25,381
[12]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,001
[12]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,108
[12]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,565
[12,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,495
21

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,030
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,464
[2]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,245
[12]	Chicago Board of Education GO	0.000%	12/1/31	15,000	9,924
[12]	Chicago Board of Education GO	0.000%	12/1/31	1,185	784
[12,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,644
[1]	Chicago Board of Education GO	5.000%	12/1/31	625	628
	Chicago Board of Education GO	5.000%	12/1/31	600	591
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,473
[1]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,003
[1]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,251
	Chicago Board of Education GO	5.000%	12/1/35	1,000	962
	Chicago Board of Education GO	5.000%	12/1/36	2,000	1,889
	Chicago Board of Education GO	5.000%	12/1/36	5,000	4,735
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,215
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,469
	Chicago Board of Education GO	5.000%	12/1/38	4,295	3,985
	Chicago Board of Education GO	4.000%	12/1/39	13,500	10,947
	Chicago Board of Education GO	4.000%	12/1/41	8,000	6,317
	Chicago Board of Education GO	4.000%	12/1/43	1,000	769
	Chicago Board of Education GO	7.000%	12/1/44	36,450	37,238
	Chicago Board of Education GO	6.500%	12/1/46	13,500	13,706
[2]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,305
	Chicago Board of Education GO	4.000%	12/1/47	13,750	10,187
[9]	Chicago Board of Education GO	5.875%	12/1/47	10,000	9,854
[9]	Chicago Board of Education GO	6.000%	12/1/49	27,500	27,427
	Chicago IL GO	0.000%	1/1/31	4,915	3,388
	Chicago IL GO	5.000%	1/1/33	3,920	3,980
	Chicago IL GO	4.000%	1/1/38	12,994	11,079
[12]	Chicago IL GO	0.000%	1/1/39	5,250	2,146
	Chicago IL GO	5.000%	1/1/39	2,100	2,045
	Chicago IL GO	5.500%	1/1/39	2,580	2,608
	Chicago IL GO	4.000%	1/1/40	4,041	3,352
	Chicago IL GO	5.500%	1/1/40	1,000	1,007
	Chicago IL GO	5.500%	1/1/41	1,000	1,003
	Chicago IL GO	5.500%	1/1/43	5,880	5,854
	Chicago IL GO	4.000%	1/1/44	5,644	4,466
	Chicago IL GO	4.000%	1/1/49	8,252	6,216
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,464
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,503
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,033
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,000
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	5,611
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	17,562
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	560
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,011
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	4,974
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	153
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,503
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,202
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,503
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,287
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	331
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	4,825
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,070
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	10,424
[3,9]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/36	1,500	1,582
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,169
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,429
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	980
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,665
[3,9]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/37	1,000	1,043
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	2,765
[3,9]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/38	1,000	1,036
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	11,217
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,056
[3,9]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/39	1,820	1,876
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	4,536
[3,9]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/40	1,535	1,578
22

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/43	2,475	2,082
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	4,401
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.375%	1/1/53	13,345	10,973
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,076
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	9,967
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	1,495	1,309
[3]	Chicago Park District GO	5.000%	1/1/37	1,240	1,263
[3]	Chicago Park District GO	5.000%	1/1/40	1,880	1,884
[3]	Chicago Park District GO	4.000%	1/1/41	4,000	3,414
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	4,918
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	8,500	6,666
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	2,648
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,133
	Cook County IL GO	5.000%	11/15/31	715	746
	Cook County IL GO	5.000%	11/15/32	470	489
	Cook County IL GO	5.000%	11/15/33	460	478
	Cook County IL GO	5.000%	11/15/34	1,150	1,172
	Cook County IL GO	5.000%	11/15/35	1,025	1,038
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	773
[2]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,465	5,451
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	4,250	3,494
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,597
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	507
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,515
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,371
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	11,500
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	2,851
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,551
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,169
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,172
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	1,945
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,562
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	910
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,076
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	640	606
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,075
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,084
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,684
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,232
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,918
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	1,955
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,866
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	4,982
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	1,350
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,137
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	972
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	5,684
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	6,795	5,682
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	5,446
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	1,000	973
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,034
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	13,000	10,679
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	962
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	18,000	14,927
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	2,771
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	9,540	7,797
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	7,327
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	2,688
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,016
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,796
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,903
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,020
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/28	1,085	1,045
	Illinois GO	5.000%	10/1/27	3,340	3,420
	Illinois GO	5.000%	2/1/28	10,000	10,192
	Illinois GO	4.000%	3/1/28	4,000	3,945
	Illinois GO	5.000%	11/1/28	1,180	1,206
	Illinois GO	5.000%	11/1/28	2,600	2,644
23

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/29	14,695	14,993
	Illinois GO	5.000%	10/1/30	2,500	2,555
	Illinois GO	4.000%	6/1/33	1,575	1,479
	Illinois GO	5.000%	7/1/33	790	811
	Illinois GO	4.000%	12/1/33	9,000	8,412
	Illinois GO	5.000%	3/1/34	1,000	1,020
	Illinois GO	4.000%	6/1/34	1,780	1,656
	Illinois GO	5.000%	7/1/34	1,750	1,787
	Illinois GO	4.000%	10/1/34	1,000	926
	Illinois GO	4.000%	11/1/34	2,275	2,105
	Illinois GO	5.000%	5/1/35	1,000	1,006
	Illinois GO	5.000%	7/1/35	19,605	19,879
	Illinois GO	5.000%	7/1/36	3,410	3,429
	Illinois GO	4.125%	10/1/36	4,500	4,097
	Illinois GO	5.000%	5/1/37	2,835	2,830
	Illinois GO	4.000%	7/1/37	8,010	7,109
	Illinois GO	4.000%	10/1/37	1,000	884
	Illinois GO	5.250%	5/1/38	1,985	2,005
	Illinois GO	4.000%	10/1/38	5,000	4,348
	Illinois GO	4.000%	3/1/39	1,550	1,339
	Illinois GO	5.250%	5/1/39	4,990	5,017
	Illinois GO	5.500%	5/1/39	1,500	1,535
	Illinois GO	4.000%	10/1/39	2,475	2,120
	Illinois GO	5.250%	5/1/40	5,805	5,806
	Illinois GO	3.000%	12/1/40	2,500	1,794
	Illinois GO	5.250%	5/1/41	6,850	6,810
	Illinois GO	4.000%	10/1/41	2,000	1,676
	Illinois GO	5.500%	3/1/42	3,000	3,049
	Illinois GO	5.250%	5/1/42	6,565	6,476
	Illinois GO	5.250%	5/1/43	4,425	4,347
	Illinois GO	5.125%	10/1/43	5,500	5,315
	Illinois GO	4.000%	11/1/44	1,000	814
	Illinois GO	5.750%	5/1/45	7,095	7,236
	Illinois GO	4.250%	10/1/45	4,250	3,523
	Illinois GO	5.500%	5/1/47	10,415	10,468
[3]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,204
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	9,471
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	8,737
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,995	3,040
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,192
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	4,995
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,405	6,396
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	6,575
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	5,575	4,713
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,225
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,469
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	9,643
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	6,944
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,005
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	6,617
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,390
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	3,688
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	323
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	325
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	4,616
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	897
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,321
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	779
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,539
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	691
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	3,968
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,190
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	182
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,078
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	741
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	4,828
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	12,000	3,881
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	12,884
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	24,401
24

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	6,915
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.500%	6/15/53	3,615	3,588
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	22,885	21,251
[3]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	4,540
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	3,705
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	4,466
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	22,489
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,474
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	2,810	2,921
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,010
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,440
[1]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,433
[3]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,703
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	9,489
	Will County IL GO	4.000%	11/15/47	4,000	3,342
					996,264
Indiana (0.6%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,000
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,652
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,151
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	3,972
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,534
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,750	8,510
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	1,000	1,033
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,299
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,190	1,147
[2]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	8,800	6,134
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,100
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	955
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	3,628
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	486
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	578
[9]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	600
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,215
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,158
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,115
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,500
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,414
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,557
	Whiting IN Industrial Revenue PUT	4.400%	6/10/31	22,250	21,163
					79,901
Iowa (0.3%)
[2]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	1/1/52	5,000	4,262
[10]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,153
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	5,666
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,392
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	2,660
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	4,289
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,950	1,595
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,386
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	1,610	1,667
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	3,300	3,416
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	2,000	2,070
					35,556
Kansas (0.3%)
[2,12]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/38	6,000	6,075
[2,12]	Coffeyville KS Electric System Electric Power & Light Revenue	5.000%	6/1/42	3,500	3,543
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,494
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,323
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,647
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	768
[2]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,420	1,396
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	12,887
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,018
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,770	1,515
					35,666
25

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kentucky (1.3%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,015
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	10,838
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	13,125	12,117
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	6,750	5,956
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	7,500
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	17,000	14,650
[2]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,309
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	4,808
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	9,293
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,711
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,818
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,172
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,535
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	582
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,020	17,794
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	18,644
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,268
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	10,918
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	10,980	10,417
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	16,315	15,072
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,360
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,273
[9]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	1,020	1,021
[9]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/41	1,150	1,205
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	850
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,449
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,675
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	969
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	963
					178,182
Louisiana (0.7%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,244
[2]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	927
[2]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	3,941
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,259
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	385	395
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	255
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/39	275	279
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	4,055	3,965
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,871
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,327
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,171
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	4,789
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	2,478
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	107
[1]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,560
[2]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	21,880	21,057
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	756
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	754
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	862
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	594
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	500
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	738
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,680
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	492
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,150
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	9,405
[1]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	2,441
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,018
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,632
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	1,997
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	3,970	3,889
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	500	453
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,045	931
26

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	850
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	658
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	615	501
					94,926
Maine (0.5%)
[2]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	8,049
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	735
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	512
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	693
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	914
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	1,856
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,619
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	3,783
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	2,997
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,190
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	3,729
[3]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,090	2,605
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	6,231
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	2,877
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,250	8,185
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,546
	University of Maine System College & University Revenue	5.500%	3/1/57	5,850	5,927
	University of Maine System College & University Revenue	5.500%	3/1/62	7,635	7,705
					65,153
Maryland (1.3%)
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,177
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	496
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	154
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,270
[2]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	550
[2]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,757
[2]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	4,549
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,295	1,250
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,454
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,441
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	948
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	5,358
[2]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	478
[2]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	900
[2]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	874
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,191
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,725	3,627
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,370	1,283
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,490	3,272
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,930	2,926
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,385	2,457
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,015
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,010
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,003
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,210
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,145
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,568
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,292
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,361
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	6,275
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,690	2,651
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	200
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	175
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	145
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	174
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	188
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	321
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	368
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	317
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	907
	Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	769
27

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	4,898
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	5,599
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,485
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,562
	Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	2,833
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,217
	Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,234
	Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	12/31/39	4,125	3,869
	Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	6/30/42	3,120	2,894
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,028
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	776
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	946
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,001
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	522
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,065
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,121
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	202
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	765
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	8,585	7,027
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,710	1,593
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	1,907
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,179
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,256
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,075
[2,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.630%	7/1/41	15,540	15,540
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,051
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,360
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,182
	Prince George's County MD COP	5.000%	10/1/48	10,000	9,848
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,122
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	4,967
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,212
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	3,982
					178,824
Massachusetts (2.0%)
	Ashland MA GO	3.000%	8/1/47	4,000	2,753
	Ashland MA GO	3.000%	8/1/52	3,500	2,292
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	2,468
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,304
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	7,930
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	3,803
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	10,094
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	1,925	1,898
	Lowell MA GO	2.000%	9/1/40	1,460	903
	Lowell MA GO	2.000%	9/1/41	1,440	868
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	7,766
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,006
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,083
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	13,877
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,395	6,925
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	5,630	5,832
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	1,882
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	2,000	2,095
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	552
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	5,000	5,216
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,411
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,178
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,350	2,098
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,026
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,678
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,002
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	731
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,240
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,084
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,163
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	704
28

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	4,998
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	953
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	989
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,020
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,048
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,041
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,033
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,006
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,460	3,255
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	194
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,496
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	431
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	446
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,317
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	917
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,771
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	5,631
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	861
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	5,650	4,321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	900	778
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	3,000	2,012
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	417
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	801
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	2,950
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,226
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	900	817
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,760	9,521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	7,355	7,000
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	14,860	11,638
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	981
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	966
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	6,994
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	5,006
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,437
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	990
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	505
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,033
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	762
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,611
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,521
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,261
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	3,675	3,707
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	233
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,173
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	10,825	8,907
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	759
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,875	1,748
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	618
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	738
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	768
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,590
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,086
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,047
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,125
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,190
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,148
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,097
					271,363
Michigan (1.8%)
	Detroit MI GO	6.000%	5/1/43	1,000	1,036
	Detroit MI GO	5.500%	4/1/45	250	241
	Detroit MI GO	5.500%	4/1/50	250	238
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,130
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,151
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,194
29

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,475
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,116
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	987
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,711
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	964
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,678
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	2,928
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,197
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,431
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	30
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,160
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	970	848
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	889
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,174
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	546
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,072
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,025
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,530
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,082
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,341
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,189
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,493
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,145	2,243
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,155
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/42	3,450	2,973
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/44	9,950	8,394
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	2,960	2,416
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/50	6,210	5,023
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,765
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	116
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,650	2,669
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	11,005	11,086
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	4,887
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,009
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	1,839
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	18,589
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,032
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	5,770	5,847
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	745	731
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,255	8,484
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	4,750	4,312
[1]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,043
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	12,554
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Company Exempt Facilities Project) PUT AMT	3.875%	6/3/30	15,000	13,993
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	4,845
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,296
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	18,960	19,470
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/49	1,600	1,671
	Novi Community School District GO	5.000%	5/1/38	1,905	1,929
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,005
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,040
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,038
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,035
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,035
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,850
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	1,952
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	825	749
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,379
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,269
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	1,927
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	1,993
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,805
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,454
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,160
30

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	4,919
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	3,910
					252,858
Minnesota (0.5%)
	Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,018
	Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	2,464
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	494
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	617
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	537
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	441
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	357
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	367
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	241
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	921
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	939
	Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	700
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,009
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,008
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	856
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	503
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	501
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	8,715	8,961
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	421
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	200
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	225
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	225
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	250
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,369
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	228
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	246
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	294
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,075
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,135
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	799
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	577
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,393
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	7,983
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,770	1,736
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	931	892
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	846
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,250	2,315
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	1,000	1,041
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,565	11,101
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	894
	Scott County MN GO	3.000%	12/1/32	1,775	1,597
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	4,853
[2]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	623
[2]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	1,889
[2]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,305
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	197
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	194
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	238
					74,075
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,068
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,384
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	1,939
[2]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	1,828
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	975
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	962
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,036
					14,192
31

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (1.6%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	2,897
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	109
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,614
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,543
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	2,613
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	2,785
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	951
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	460	460
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/31	1,330	1,347
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/32	1,475	1,490
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,025
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,381
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	2,746
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	3,732
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/39	1,000	866
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	8,000	7,526
[1]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	5,520
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/50	1,935	1,512
[1]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	5,282
[1]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	4,633
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,660	4,522
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,387
[2]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,220	1,136
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,410
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,705
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,111
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,012
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,313
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,080
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	6,035	6,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,214
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/49	9,005	7,242
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	2,475	1,984
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	777
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	9,762
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	4,840	4,667
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	4,559
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	35,000	27,686
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	9,787
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	845	811
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/43	1,030	1,027
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	9,015	8,697
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	16,599
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	2,100	1,853
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,313
[2]	Shrewsbury MO Tax Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	4,320	3,830
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,779
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,518
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,366
[2]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	7,133
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	9/1/53	2,000	1,592
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,149
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	885
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,100	925
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	2,890	2,546
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,454
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,574
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,002
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	988
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	987
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	986
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	973
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,128
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	881
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,014
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,000	842
32

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,215	976
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	763
[2,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,215	880
					218,027
Montana (0.0%)
[14]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,451
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	594
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,287
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	835
					5,167
Multiple States (0.2%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	4,455	4,171
[2,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,670	3,773
[16]	Freddie Mac Multifamily Certificates	2.250%	9/25/37	5,000	3,641
[8,16]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	7,996	5,969
[2,16]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,671	7,623
					25,177
Nebraska (0.8%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	3,943
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	454
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	37,800	37,604
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	21,701
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	9,685	9,572
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	782
[8]	Douglas County NE College & University Revenue (Creighton University Project), SIFMA Municipal Swap Index Yield + 0.530%	4.620%	7/1/35	4,415	4,337
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,719
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	3,215	2,707
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,713
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,087
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	9,646
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	8,445
					107,710
Nevada (0.1%)
[3]	Clark County School District GO	3.000%	6/15/41	3,470	2,468
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	885	869
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	500	352
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	1,648
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	450	356
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,280	1,701
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	995	853
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	650	429
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,425	822
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	555	507
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	740	659
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	745	651
[2]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,600	1,451
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,175	984
[2]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,800	1,664
[2]	Reno NV Sales Tax Revenue	0.000%	7/1/58	19,500	1,967
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	2,768
					20,149
New Hampshire (0.5%)
	National Finance Authority	3.875%	1/20/38	8,976	7,568
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,726
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,481
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,225
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,163
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,064
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,133
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	456
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	5,663
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	828
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,630
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	14,352	13,209
	New Hampshire Business Finance Authority Resource Recovery Revenue	4.500%	10/1/33	4,470	4,317
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,932
33

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,818
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	3,756
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	427
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,003
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,007
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	762
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	692
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	11,461
					68,321
New Jersey (3.8%)
	Atlantic City NJ GO	5.000%	12/1/24	620	615
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,116
	Atlantic City NJ GO	5.000%	12/1/26	365	356
	Atlantic City NJ GO	5.000%	12/1/29	125	119
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue, ETM	5.000%	12/1/24	4,155	4,162
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	1,922
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	251
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	1,770	1,591
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	367
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	572
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,323
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,248
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,049
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	4,290	4,369
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,254
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	990
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	1,650	1,362
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,419
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,151
[2]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	1,905
[2]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	1,763
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	5,385	5,354
	New Jersey Economic Development Authority Dedicated Appropriations Revenue, Prere.	5.000%	12/15/28	3,180	3,389
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,357
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,751
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,709
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,767
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,025
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,035
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,013
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,665	4,878
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,744
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	8,903
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	482
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	933
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,007
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	460
[2]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	1,988
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,185
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	2,967
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	5,840
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	980
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	17,476
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	3,108
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	3,501
	New Jersey Economic Development Authority Water Revenue PUT AMT	3.750%	6/1/28	5,000	4,699
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,015
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,016
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,006
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,330
	New Jersey GO	2.000%	6/1/33	6,175	4,655
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	985
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	2,937
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	2,898
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	2,848
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	7,802
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	12,535
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,000	4,180
34

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,624
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	2,899
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,205	1,163
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,421
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,485
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,070
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	2,545	2,359
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	6,882
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,613
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	3,736
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	5,070	4,834
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,875	3,872
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	5,884
[12]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	4,828
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,331
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,240
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	7,816
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	1,959
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	6,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	2,723
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	5,623
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	4,546
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	7,463
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	958
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	4,690
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	830
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	3,562
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	2,500	2,609
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,500	1,577
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	3,790	3,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	1,000	901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.125%	6/15/39	1,630	1,490
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	3,000	2,620
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,550
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	13,731
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,120	19,193
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,021
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,493
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	512
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,736
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,368
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,775
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,265	8,185
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	11,918
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,404
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,354
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	6,606
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	731
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,245
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	6,274
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	14,952
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	10,196
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,081
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,426
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project), ETM	5.000%	12/1/23	4,210	4,213
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,141
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,234
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,332
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	10,937
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	1,500	1,336
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	25,110	19,921
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,248
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,114
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,000	7,418
35

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,188
					517,906
New Mexico (0.4%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	6,575	5,336
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	1,795	1,434
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	47,661
					54,431
New York (10.8%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,024
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,826
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	607
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	739
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,454
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,479
[2]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/52	1,625	1,523
[2]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	1,140	733
[2]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	2,250	2,065
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	477
[2]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,391
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,012
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,351
[2]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	7,000	5,298
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,303
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	6,470
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	11,600	10,302
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,875	3,576
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	5,794
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	937
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	816
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	631
[2]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	4,687	1,875
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,500
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	1,961
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,448
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	5,759
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,025
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	2,100	2,137
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,026
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	3,995
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,033
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,787
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,416
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,538
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	399
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	14,567
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	2,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	3,828
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	8,729
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	1,997
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	6,812
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	12,630	10,659
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	6,172
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	8,291
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,325
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	21,170	17,463
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,101
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	5,650	5,187
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	8,456
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,855	1,494
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	2,335	1,901
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,500	1,203
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	5,000	3,984
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	765
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,570	2,817
36

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	13,000	10,352
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	6,795
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	32,577
[1,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,245	1,245
[1,8]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,750	1,750
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,251
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,501
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,156
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,493
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,010	2,547
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	11,165	8,449
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/50	5,000	3,141
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,504
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,026
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,145
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,749
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	950
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	316
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	303
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	4,849
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	474
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,121
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	1,845
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	5,326
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,270	4,457
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	7,937
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	4,000	2,813
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,750	11,843
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	2,400	2,094
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	2,636
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,025
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,272
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,400	2,409
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,825	4,844
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	3,575	3,589
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	9,775	9,813
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	10,985	11,281
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	740	761
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	1,890
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	5,171
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	7,025
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	1,250	836
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	10,000	10,317
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	3,894
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	3,969
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,131
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	7,818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,137
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	4,975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,566
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	14,996
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	2,865
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	5,830
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,280	5,304
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,865	4,943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,750	5,049
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	18,750	15,711
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	4,964
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/47	5,000	5,265
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,345
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	4,965	4,852
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	1,800
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,326
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	815
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	2,978
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	2,555
37

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	3,718
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,106
[2]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,327
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	5,333
[2]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	29,025	25,900
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	6,855	5,874
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	6,492
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,520	23,422
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,049
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	5,954
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,125
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	21,138
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	3,194
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	6,344
[3]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	6,169
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	6,925	7,259
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	4,940	4,935
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,685	2,487
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,205	1,144
	New York NY GO	3.000%	3/1/41	10,000	7,313
	New York NY GO	4.000%	4/1/42	3,500	3,073
	New York NY GO	4.000%	4/1/50	4,500	3,783
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	180
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	165
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,786
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	2,343
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,112
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,032
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,572
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	2,365	2,434
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,488
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,784
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,509
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,226
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,868
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,323
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,616
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	2,000	1,607
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	8,400	6,958
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,061
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	14,505
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,107
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	6,195
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,175	3,755
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	3,778
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	11,839
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	9,068
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,500	4,723
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,500	8,973
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	10,000	6,690
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	25
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,145	7,210
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,602
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,138
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	3,557
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,105
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,496
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,153
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	15,230
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,092
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	7,000	7,072
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,076
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	5
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,839
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,133
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	2,625
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	1,834
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,216
38

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,303
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	5,000	4,351
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	2,685
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,101
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	11,167
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	10,250	6,412
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	4,221
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	12,500	12,343
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,178
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	5,255
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	3,000	2,735
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	12,875	8,762
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,404
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	3,720
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	6,350
	New York State Urban Development Corp. Appropriations Revenue	5.000%	3/15/42	10,000	10,248
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,300
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	9,068
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,642
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,061
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,038
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	9,949
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	677
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	4,534
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	9,130	6,139
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,148
	New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	2,880	2,689
	New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	2,730	2,722
	New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	992
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,323
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	4,814
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,032
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	9,579
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,329
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	8,504
	New York Transportation Development Corp. Industrial Revenue	5.375%	8/1/36	4,000	3,865
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	9,084
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,067
[1]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	1,025	858
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	6,315
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	613
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	16,070	12,059
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	490	493
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	700	707
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	700	710
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	650	659
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	500	506
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	800	808
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	10,000	10,114
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	1,000	1,007
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	5,155	5,199
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	850	853
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	6,305	6,353
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	800	798
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	6,000	5,998
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	4,945	4,929
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	5,500	5,472
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	750	736
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	7,500	7,361
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/38	560	474
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	4,440	4,399
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	3,945	3,840
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	300	251
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	2,901
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	1,720	1,479
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/40	2,500	2,402
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,760
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	500	410
[1]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	1,955	1,660
39

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/41	2,000	1,905
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	500	403
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	3,280	2,799
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	5,500	4,441
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/42	2,500	2,358
[9]	New York Transportation Development Corp. Transit Revenue	6.000%	4/1/35	5,000	5,172
[9]	New York Transportation Development Corp. Transit Revenue	5.625%	4/1/40	20,000	19,861
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	3,036
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,281
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	7,580
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	12,140
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,812
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,420
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,462
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	2,000	2,034
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	2,895
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	1,781
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	2,650	2,661
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	2,510	2,508
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	4,363
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	5,000	4,974
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	844
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	4,914
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/47	5,000	4,975
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	13,940
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	9,123
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/38	4,000	3,996
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/39	3,000	2,984
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,003
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	2,000	1,605
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	3,947
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	1,985
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	720
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,704
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	490
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	437
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,088
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	10,992
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	3,843
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	9,755
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	15,470	15,709
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,418
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	10,875
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	4,919
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	21,130
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	9,000	5,809
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	3,875
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	7,500	6,454
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,099
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	17,720	17,381
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	6,757
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,079
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,448
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,112
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,177
[2]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	6,523
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	8,694
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,337
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	3,822
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	5,000	3,236
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	7,745
					1,495,604
North Carolina (0.8%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	2,800	1,908
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,091
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/37	700	699
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,379
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/39	1,800	1,772
40

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/40	1,625	1,581
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/43	2,500	2,420
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/44	1,940	1,872
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,613
[1]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,416
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,020
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	523
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,480	2,375
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	5,000	5,147
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	850	838
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,259
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,224
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,270	3,384
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	10,000	8,490
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,343
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	6,780	5,658
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	2,670	2,603
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,808
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,074
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,093
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	585	533
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,485
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	11,629
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	1,705	1,628
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	1,966
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	6,294
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	4,755	3,097
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,586
					104,808
North Dakota (0.3%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	972
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	4,784
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,287
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	5,494
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,085	2,442
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	7,000	6,654
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,116
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	4,849
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	3,756
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,000	688
					35,042
Ohio (2.7%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	179
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	967
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	171
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	619
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,639
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,441
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,446
	Beachwood City School District GO	5.250%	12/1/57	10,000	10,177
[3]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,022
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,023
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,773
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	5,825	5,342
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	11,400	7,503
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	30,680	24,520
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	73,500	60,125
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,566
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,613
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	1,995
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,565
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,547
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,502
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,475
[2]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,155	1,530
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,668
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	4,340
41

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	4,025	3,815
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	414
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	400
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	519
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	465
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	445
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	709
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	712
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	2,713
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,429
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,464
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	8,494
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,427
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,500	4,490
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	6,774
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,597
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,629
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,397
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,081
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	3,861
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	31,590	27,495
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,060
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	919
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,246
	Kenton City School District GO	4.000%	11/1/58	4,965	3,964
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,806
	Little Miami Local School District GO	4.000%	11/1/55	6,400	5,071
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	17,100	13,095
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	10,502
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,020
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	767
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,018
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	812
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,011
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	6,173
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	2,614
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	4,654
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,067
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,648
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,082
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.250%	6/1/27	3,900	3,775
[2]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,680	23,932
[2]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	14,200	12,076
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,053
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	571
[3]	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	2,445	1,675
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	2,215	2,032
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	3,474
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/49	1,045	674
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,135	1,822
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	1,500	1,141
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	6,000	4,388
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,418
	Ohio University Hospital Health, Hospital, Nursing Home Revenue	4.000%	1/15/37	3,440	3,135
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,490
[2]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	1,000	686
[2]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	9,000	6,046
	West Carrollton City School District GO	4.000%	12/1/56	3,500	2,751
					371,746
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	998
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,892
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	995
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,113
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	5,200	4,673
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/38	1,085	935
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	9,370
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/44	1,000	861
42

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	24,320	20,468
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	7,746
[4]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/53	2,825	2,633
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	534
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	394
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,822
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	484
					60,923
Oregon (1.2%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	699
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	3,545	3,113
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/45	4,660	4,419
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	5,899
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	886
	Multnomah County School District No. 1 Portland GO	4.000%	6/15/49	5,085	4,288
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	1,995	2,078
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/39	5,000	5,252
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,230
	Oregon GO	5.000%	6/1/41	1,815	1,894
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,292
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,132
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,666
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	970	944
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	160	159
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,780	3,757
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,400	3,281
[2,4]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	46
[2,4]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	65
[2,4]	Oregon State Business Development Commission Revenue	9.000%	4/1/37	7,940	40
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	7,500	5,473
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,160
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,203
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	10,820
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,611
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	5,926
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	988
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,625
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,121
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	14,868
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	1,997
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,013
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	4,845
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	24,163
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,082
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,425
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,046
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,017
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	6,176
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	2,749
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	2,220	1,521
					158,969
Pennsylvania (8.4%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,059
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,080
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,259
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,188
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/41	5,255	4,471
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,227
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	2,891
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,014
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,221
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	8,370
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	3,977
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,386
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	7,983
[3]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	1,805
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	4,635
43

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,655	7,447
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,238
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	1,953
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	5,485	5,069
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	894
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,027
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	982
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	723
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	357
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,085
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/42	1,500	1,297
	Bucks County IDA College & University Revenue (Delaware Valley University)	5.000%	11/1/52	2,000	1,624
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	27,260	16,964
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	999
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	3,943
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	365	361
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,906
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,291
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	3,979
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	9,000	7,124
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	1,400	751
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	3,616
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	600	423
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	4,641
[2]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	96
[2]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	700	636
[2]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	952	808
[3]	Coatesville School District GO	0.000%	10/1/33	775	469
[3]	Coatesville School District GO	0.000%	10/1/37	2,050	949
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,427
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,139
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	13,240	11,898
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	11,299
[2]	Dauphin County General Authority College & University Revenue	5.125%	10/15/41	3,775	2,727
[2]	Dauphin County General Authority College & University Revenue	6.250%	10/15/53	4,000	3,063
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	6,096
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	992
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,850	2,394
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,685	1,862
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	1,625	1,313
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,175	3,302
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	650	668
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	375	385
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	7/1/29	295	299
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/29	465	494
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	4,549
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,130
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,634
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,193
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,076
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	175	160
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	814
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	309
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,016
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,152
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	2,950	2,053
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	2,250	2,168
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	12,516
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	804
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	4,061
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	23,350	22,016
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,477
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,377
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,726
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	4,447
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,719
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	9,347
44

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	8,380
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	770	806
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,315	1,368
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,500	1,548
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,724
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,211
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,467
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,529
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,521
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	32,415	29,709
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	1,776
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,030
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,226
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	6,495
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	3,681
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,288
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,199
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	7,927
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	190
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,756
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,473
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	11,051
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	1,445	1,406
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	3,780	3,696
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,105
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,313
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,090
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	10,065
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	9,517
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	705
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	5,528
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,428
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	5,552
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	13,000	13,221
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	22,262
[1]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	15,000	15,626
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	870
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	895
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	9,975
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	8,477
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	350
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	751
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	637
	Pennsylvania Economic Development Financing Authority Appropriations Revenue AMT	5.250%	6/30/53	13,640	12,856
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,440	1,504
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	454
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,292
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,225
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	4,644
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,405
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	7,651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	6,257
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	685
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	11,935	9,404
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	9,230	7,224
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	876
[2]	Pennsylvania Economic Development Financing Authority Industrial Revenue (Consol Energy Inc. Project) PUT	9.000%	4/13/28	2,000	2,163
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,124
45

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,480
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	34,227
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	430
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	5,325	4,207
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,935	2,298
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	3,000	3,055
[9]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,500	4,722
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue AMT	4.000%	4/1/39	2,185	2,156
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	4,946
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	8,475	7,026
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	5,910
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	5,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	10,203
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,117
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	6,000	6,200
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,366
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,690	3,811
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,257
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,471
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	4,500	4,635
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,335
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,293
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,029
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,189
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	6,598
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	11,025
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	16,121
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	4,844
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	7,000	6,779
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	4,951
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	3,899
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,330
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,526
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,305
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,518
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,441
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	8,420
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,070
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	4,956
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,000	4,953
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	15,255
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,536
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	20,000	20,031
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,930	4,006
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,975	6,466
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	14,034
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	1,878
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	1,999
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	6,878
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,017
[5]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,012
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,115
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,283
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,001
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,000
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,317
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,142
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	990
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	985
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	750	696
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	2,760	2,401
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,600	1,411
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	815	733
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/41	950	723
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	1,000	909
46

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/49	3,230	2,582
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,750	1,408
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,500	1,253
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/51	640	433
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/56	700	459
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	1,772
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,416
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,351
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,065
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,315
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,213
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	3,760
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,030
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	20,000	19,777
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	945
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,292
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,356
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,505
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,685
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,583
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	3,917
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	920
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,819
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,526
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,122
[1]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,509
[1]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,360
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,006
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,052
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	4,938
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	21,416
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,064
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	2,015	2,067
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	7,826
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,666
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,543
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,511
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,229
	Philadelphia School District GO	5.000%	9/1/44	4,000	3,897
[9]	Philadelphia School District GO	5.500%	9/1/48	5,410	5,551
	Pittsburgh PA GO	4.000%	9/1/32	500	494
	Pittsburgh PA GO	4.000%	9/1/33	510	501
[9]	School District of Philadelphia GO	5.250%	9/1/42	14,860	15,119
[9]	School District of Philadelphia GO	5.250%	9/1/42	2,540	2,584
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	967
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,400
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	208
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	33,514
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,196
					1,158,687
Puerto Rico (2.2%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	484	469
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,306	2,318
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,943	9,096
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	19,299	19,719
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	32,525	33,455
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,466	13,974
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	20,706	18,005
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	11,704	9,812
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	3,516	2,855
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,233
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,374
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,047
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,080
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,263
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,040	1,994
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	900	880
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,825	4,716
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,695	10,057
47

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	7,983
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,452
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	9,738	6,208
	Puerto Rico Highway & Transportation Authority Highway Revenue	5.000%	7/1/62	5,000	4,925
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	169
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	362
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	34
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	42
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	38
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	33
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	29
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	121
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	13,513	11,416
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,096	14,678
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	6,186
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	3,103	1,940
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	88,256	76,238
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	2,833	2,447
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	29,346	7,274
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	735
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	15,274	12,901
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	11,727	9,834
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,000	3,773
					309,247
Rhode Island (0.3%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	973
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,293
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,290
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,245
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	941
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,547
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	897
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,427
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,097
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,114
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	1,940
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,149
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	4,769
	Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	856
	Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	5,080	3,994
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,548
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,013
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	3,130	2,825
					38,918
South Carolina (1.2%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,121
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,323
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	6,000	5,773
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	5,555	5,530
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,346
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,220
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	683
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,056
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,169
[2]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/46	5,925	3,810
[2]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/56	5,095	2,985
48

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	4,858
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,165	2,201
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	14,418
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/1/48	5,250	4,488
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	3,953
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	12,500	12,347
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	7,500	6,235
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/47	7,500	7,197
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	8,332
[2]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	3,750	2,603
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,046
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,082
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,040
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,193
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,635
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,000	4,268
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/46	8,860	7,114
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,017
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	21,700	16,777
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,133
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,870
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,195
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	991
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	4,967
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	4,941
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,101
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/43	2,775	2,291
					163,309
South Dakota (0.2%)
	Lincoln County SD College & University Revenue	4.000%	8/1/56	3,040	2,110
	Lincoln County SD College & University Revenue	4.000%	8/1/61	2,650	1,792
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	7,537
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,005	11,256
					22,695
Tennessee (1.3%)
[4]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	782
[4]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	667
[4]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	802
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	901
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	869
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	2,833
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	7,239
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	1,938
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	3,879
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	531
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	764
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	510
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	3,350	3,346
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	5,350	5,282
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd College & University Revenue (Lipscomb University Project)	5.250%	10/1/58	2,450	2,218
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,323
[2]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	996
[2]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	1,798
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	445
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,584
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,567
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	3,914
49

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,163
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,085
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	3,566
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	2,963
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,240
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/36	1,250	1,319
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/37	1,000	1,045
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,018
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	4,247
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	10/1/24	26,080	26,082
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	15,120	14,255
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,500	3,511
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,756
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	27,825	27,537
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	3,610	3,532
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	9,645	9,502
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	230	229
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,955	1,871
					181,310
Texas (6.8%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,829
[2]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,541
	Angelina & Neches River Authority Revenue	7.500%	12/1/45	1,450	934
[2]	Anna TX Special Assessment Revenue	7.000%	9/15/42	4,249	4,044
[2]	Anna TX Special Assessment Revenue	7.375%	9/15/52	6,000	5,754
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,510
[2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,079
	Aubrey Independent School District GO	4.000%	2/15/52	2,250	1,855
[2]	Aubrey TX Special Assessment Revenue	6.000%	9/1/53	1,249	1,152
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,190
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,165
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,013
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,184
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,300
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,032
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,151
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,032
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,767
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	3,898
	Bastrop Independent School District GO	5.000%	2/15/53	9,555	9,623
[17]	Belton Independent School District GO	4.000%	2/15/52	3,000	2,463
	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,052
	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	10,000	10,138
	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	23,390	19,363
	Celina Independent School District GO	5.000%	2/15/47	4,000	4,069
	Celina Independent School District GO	4.000%	2/15/53	15,500	12,894
[2]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	709
[2]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,698
[2]	Celina TX Special Assessment Revenue	6.750%	9/1/53	1,718	1,577
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,808
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,817
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	1,967
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,313
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,363
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,421
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,531
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,154
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	698
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	17,573
[3]	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	4,740	3,265
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	7,500	6,106
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	3,561
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,017
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	17,257
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	18,254
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	395
[2]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	400
50

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	864
[2]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	900
	Coppell Independent School District GO	4.250%	8/15/53	3,775	3,265
	Corpus Christi Independent School District GO	4.125%	8/15/53	5,260	4,415
[2]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	94
[2]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	172
[2]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	176
[2]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	750	586
[2]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	211
[2]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	616
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	6,500	6,630
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	1,630	1,378
[17]	Denton Independent School District GO	5.000%	8/15/53	23,835	24,014
	Donna Independent School District GO	4.125%	2/15/53	5,690	4,778
	Edgewood Independent School District/Van Zandt County GO	4.000%	2/15/53	6,710	5,600
	Forney Independent School District GO	0.000%	8/15/37	325	163
	Forney Independent School District GO	0.000%	8/15/38	1,400	653
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/46	4,000	2,726
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,931
[17]	Georgetown Independent School District GO (Haven Inc. Project)	3.000%	8/15/40	4,500	3,361
	Goliad Independent School District GO	4.000%	2/15/53	5,000	4,090
	Grand Parkway Transportation Corp. Highway Revenue	5.450%	10/1/34	19,625	20,890
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	8,910	7,341
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	7,225	5,829
[1]	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	4,045	3,311
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	2,000	1,274
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	3,080	3,188
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,046
	Harris County Flood Control District GO	4.000%	9/15/48	2,500	2,104
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	15,250	14,230
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,032
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	500
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	500
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,100
[17]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,341
[17]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,498
[17]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	991
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	3,650	3,570
[2]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	975	689
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	1,813
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,192
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,138
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,581
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	11,855
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,245
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,007
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,397
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,411
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	1,950
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,373
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	3,899
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,030
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,594
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	1,997
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,762
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,321
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	1,982
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	2,741
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/46	7,840	6,369
[1]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	12,672
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,342
[2]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	690
[17]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,169
	Kennedale Independent School District GO	4.125%	2/15/48	8,000	6,874
[17]	Klein Independent School District GO	4.000%	8/1/45	16,295	14,167
[2]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,019
[2]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,734
[17]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,065
[2]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	967
51

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	424
[2]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,168
[2]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	756
	Liberty Hill Independent School District GO	4.000%	2/1/48	7,500	6,479
[2]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	694
[2]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	343
[2]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,635
[2]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	518
[2]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,173
[1]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	4,631
[1]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	4,650
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	6,443
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	2,667
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,805	3,888
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	6,821
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	7,375
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	6,823
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,109
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	4,782
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	6,500	6,199
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,337
	Marion TX Independent School District GO	4.000%	8/15/50	1,095	901
	Marshall Independent School District GO	4.000%	2/15/48	2,975	2,463
	Medina Valley Independent School District GO	4.000%	2/15/53	4,750	3,942
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	64	1
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	339	3
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	423	4
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	169	2
[4]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	931	9
[2]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	2,727
[2]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	2,702
[2]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	884
[2]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	595
[2]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,642
[2]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	915
	Mount Vernon Independent School District GO	4.000%	8/15/53	7,010	5,959
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,231
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	5,554
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,120
[2]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	5,876
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,430
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,253
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,445
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	4,650	3,394
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	4,342
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	2,902
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	9,842
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	3,735
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,413
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,298
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	8,799
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	825
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	4,971
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	395
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,429
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,002
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	874
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	6,784
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,593
52

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,812
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	10,500	9,529
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,517
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,045
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,551
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	921
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	218
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	453
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,293
[2]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	5,791
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	9,372
[3]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,452
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,000	1,800
[11]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	2,960
[11]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,675
	Northwest Independent School District GO	5.000%	2/15/48	2,755	2,790
	Pflugerville Independent School District GO	5.000%	2/15/48	6,495	6,502
	Pflugerville TX GO	4.000%	8/1/49	1,500	1,228
[2]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	478
[2]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	974
[2]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	897
[2]	Pilot Point TX Special Assessment Revenue	6.000%	9/15/52	2,110	1,967
[2]	Plano TX Special Assessment Revenue	4.000%	9/15/51	1,400	992
[2]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	741
[2]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	4,076
[2]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,054
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,004
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,002
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,030
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,064
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,092
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,146
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,138
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,196
[2]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.250%	9/1/43	1,000	900
[2]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.500%	9/1/53	1,200	1,062
[2]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/43	2,356	2,221
[2]	Princeton TX Special Assessment Revenue (Silicy Public Imorovement Area No.1 Project)	7.000%	9/1/53	2,672	2,451
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	300
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,007
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	5,973
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,273
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	814
	Spring Independent School District GO	4.000%	8/15/52	4,000	3,226
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/47	2,550	2,596
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	12,500	11,923
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,124
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,980	1,522
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,460	6,940
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,109
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	2,724
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,402
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,325
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	5,914
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	325
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	299
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	997
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	757
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,598
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	16,585	16,296
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	6,325	6,176
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	470	458
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	5,740	5,568
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,203
53

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,596
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,635
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,778
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,720
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,625
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,425
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,184
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,112
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	1,874
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	5,685	5,793
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,049
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	924
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	2,420	2,435
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	908
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	3,791
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,243
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,900	1,659
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	13,657
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,025	908
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,280	1,109
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	880
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.500%	12/31/58	34,465	34,618
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	13,000	11,848
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,651
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	2,300	1,310
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	2,000	1,071
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,905	951
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	11,395
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	216
	Texas Water Development Board Water Revenue	4.000%	10/15/44	5,000	4,412
	Texas Water Development Board Water Revenue	4.000%	10/15/51	5,000	4,153
	University of Houston College & University Revenue	5.000%	2/15/56	6,005	5,994
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	2,500	2,518
	Woodsboro Independent School District GO	4.000%	8/15/48	2,315	1,945
					942,130
Utah (1.1%)
[2]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,601
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	5,000	5,216
[2]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	4,116
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,319
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,225	1,247
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,000	2,043
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,326
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	4,896
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,738
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	16,420
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	6,845
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,646
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	17,454
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	1,861
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	13,195	12,944
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	11,986
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,272
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,450	5,320
[2]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,107
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,162
	University of Utah College & University Revenue	5.250%	8/1/53	4,215	4,337
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	6,345	5,320
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	11,500	11,524
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,025
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,106
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,311
[3]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,189
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,123
					154,454
54

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	3,640	2,614
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	5,827
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	907
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	431
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,333
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	554
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	995
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	544
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	793
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	552
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	435	431
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	576
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	440	435
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	2,085	1,924
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	2,130	1,805
					19,721
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,308
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,242
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,671
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	4,932
[2]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	2,975
[2]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,829
[2]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,768
					27,725
Virginia (1.4%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	422
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,657
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,152
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	530	510
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	7,483
[2]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	4,316
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,157
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,001
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	1,265	1,075
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/55	2,375	1,973
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/60	5,000	4,119
[2]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,225
[2]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	4,138
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,520
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	5,990	4,134
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	703
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	815	784
[2]	Newport News IDA Revenue	5.330%	7/1/45	17,000	15,877
[2]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	1,960
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	5,253
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,385	2,108
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,267
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,287
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,250
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	986
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,207
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	1,914
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,498
[2]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	4,695
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,152
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	2,250	1,723
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	1,493
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	6,000	6,263
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	14,730	11,773
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	4,755
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,019
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,218
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	5,885
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,046
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,093
55

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,149
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	731
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/38	7,225	6,201
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	829
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	829
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,585
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,500	9,754
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	1,745	1,721
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,432
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	986
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	10,890	9,121
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	4,000	3,384
	Virginia Small Business Financing Authority Highway Revenue	3.000%	1/1/41	3,995	2,776
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,187
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,016
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,354
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	5,005	3,979
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,137
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,282
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	410	394
					193,938
Washington (1.3%)
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/52	4,750	4,229
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,117
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,370
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,488
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	3,705
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,021
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,138
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	6,605	6,644
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/39	4,000	3,961
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	22,010	18,778
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	5,000	3,954
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,313
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	6,826
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/51	2,490	2,031
[2]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	4,500
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	1,889
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	3,774
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,532
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,313
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	3,801
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	27,286	23,162
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	13,995	11,016
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	31,000	28,349
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,203
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	1,791
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/31	2,395	2,095
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	6,118
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Eliseo Project)	2.125%	7/1/27	4,250	3,763
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,225	1,152
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,100	1,003
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,726
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	915
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,393
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	849
[2]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,078
[2]	Washington State Housing Finance Commission Private Schools Revenue	6.250%	7/1/59	2,915	2,940
					183,937
West Virginia (0.5%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	5,541
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,430	1,169
56

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,095	1,904
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	5,890
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	3,517
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	4,671
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	5,822
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	9,859
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/53	20,000	20,595
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,253
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,152
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,474
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/51	1,635	1,345
					69,192
Wisconsin (2.2%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	4,898
[1]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,368
[1]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,383
[1]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,743
[1]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,753
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	2,937
[2]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	465	424
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,644
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	444
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,071
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	628
[2]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,555
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	899
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,258
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	796
[2]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,374
[2]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,546
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	848
[2]	Public Finance Authority Charter School Aid Revenue	6.625%	7/1/53	600	572
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,429
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,564
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	1,886
[2]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	5,200	3,837
[2]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	836
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	847
[2]	Public Finance Authority Charter School Aid Revenue	6.750%	7/1/58	550	529
[2]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	2,607
[2]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,115
[2]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	694
[2]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	764
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	2,707
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	4,401
[2]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,365
[2]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,031
[2]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	1,888
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	969
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	931
[2]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	4,858
[2]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	9,500	6,232
[2]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,464
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,150
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	2,970
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,692
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	530
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,355
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	605
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	274
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	290
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	21,754
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/45	2,640	2,138
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	10,085
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	2,000	1,225
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,013
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,001
[3]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	6,136
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,000	5,720
57

High-Yield Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,317
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,094
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,315
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	6,158
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,548
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	458
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	923
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,406
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,309
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,011
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	2,154
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	2,185	2,005
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,000	4,211
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	3,827
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	5,738
[2]	Public Finance Authority Intergovernmental Agreement Revenue (Lariat Project)	0.000%	9/1/29	4,000	2,513
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	2,000	1,939
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	2,819
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	5,000	4,676
[2]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	9,600	8,354
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	2,415	2,415
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,129
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,160
[2]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	18,400	15,106
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	954
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	880
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	9,455	6,800
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	15,545	10,821
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	5,310	4,401
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,100
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	944
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	1,900
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	752
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	776
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,168
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	1,540
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	15,158
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	2,427
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	12,244
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,047
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	5,774
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	3,755
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,101
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,385	4,232
					305,392
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	44
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	47
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	588
					679
Total Tax-Exempt Municipal Bonds (Cost $15,159,647)					13,250,197
Corporate Bonds (0.0%)
[2,4]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	—
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	405	—
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	585	—
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	—
[4]	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	—
Total Corporate Bonds (Cost $6,887)					—
58

High-Yield Tax-Exempt Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[18]	Vanguard Municipal Cash Management Fund (Cost $455,439)	4.058%	4,554,233	455,514
Total Investments (99.3%) (Cost $15,621,973)				13,705,711
Other Assets and Liabilities—Net (0.7%)				98,335
Net Assets (100%)				13,804,046
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $1,428,527,000, representing 10.3% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Non-income-producing security—security in default.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Securities with a value of $623,000 have been segregated as initial margin for open futures contracts.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2023	678	70,835	(1,247)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2023	(115)	(12,945)	1,814
				567

See accompanying Notes, which are an integral part of the Financial Statements.
59

High-Yield Tax-Exempt Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $15,166,534)	13,250,197
Affiliated Issuers (Cost $455,439)	455,514
Total Investments in Securities	13,705,711
Investment in Vanguard	494
Cash	7,717
Receivables for Investment Securities Sold	82,515
Receivables for Accrued Income	203,620
Receivables for Capital Shares Issued	34,642
Other Assets	264
Total Assets	14,034,963
Liabilities
Payables for Investment Securities Purchased	179,497
Payables for Capital Shares Redeemed	37,167
Payables for Distributions	13,570
Payables to Vanguard	605
Variation Margin Payable—Futures Contracts	78
Total Liabilities	230,917
Net Assets	13,804,046
At October 31, 2023, net assets consisted of:

Paid-in Capital	16,176,807
Total Distributable Earnings (Loss)	(2,372,761)
Net Assets	13,804,046

Investor Shares—Net Assets
Applicable to 160,741,046 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,559,021
Net Asset Value Per Share—Investor Shares	$9.70

Admiral Shares—Net Assets
Applicable to 1,262,508,697 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,245,025
Net Asset Value Per Share—Admiral Shares	$9.70

See accompanying Notes, which are an integral part of the Financial Statements.
60

High-Yield Tax-Exempt Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	551,074
Total Income	551,074
Expenses
The Vanguard Group—Note B
Investment Advisory Services	773
Management and Administrative— Investor Shares	2,614
Management and Administrative— Admiral Shares	9,979
Marketing and Distribution— Investor Shares	129
Marketing and Distribution— Admiral Shares	717
Custodian Fees	62
Auditing Fees	33
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	61
Trustees’ Fees and Expenses	8
Other Expenses	122
Total Expenses	14,526
Expenses Paid Indirectly	(64)
Net Expenses	14,462
Net Investment Income	536,612
Realized Net Gain (Loss)
Investment Securities Sold[1]	(280,441)
Futures Contracts	238
Realized Net Gain (Loss)	(280,203)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	180,305
Futures Contracts	1,372
Change in Unrealized Appreciation (Depreciation)	181,677
Net Increase (Decrease) in Net Assets Resulting from Operations	438,086
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,479,000, $4,000, and $35,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	536,612	530,140
Realized Net Gain (Loss)	(280,203)	(176,070)
Change in Unrealized Appreciation (Depreciation)	181,677	(3,101,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	438,086	(2,747,269)
Distributions
Investor Shares	(60,797)	(77,297)
Admiral Shares	(472,346)	(568,729)
Total Distributions	(533,143)	(646,026)
Capital Share Transactions
Investor Shares	(66,430)	(328,228)
Admiral Shares	135,525	(1,239,879)
Net Increase (Decrease) from Capital Share Transactions	69,095	(1,568,107)
Total Increase (Decrease)	(25,962)	(4,961,402)
Net Assets
Beginning of Period	13,830,008	18,791,410
End of Period	13,804,046	13,830,008

See accompanying Notes, which are an integral part of the Financial Statements.
61

High-Yield Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.76	$11.98	$11.68	$11.76	$10.99
Investment Operations
Net Investment Income[1]	.373	.341	.346	.374	.399
Net Realized and Unrealized Gain (Loss) on Investments	(.062)	(2.147)	.328	(.045)	.773
Total from Investment Operations	.311	(1.806)	.674	.329	1.172
Distributions
Dividends from Net Investment Income	(.371)	(.340)	(.346)	(.372)	(.402)
Distributions from Realized Capital Gains	—	(.074)	(.028)	(.037)	—
Total Distributions	(.371)	(.414)	(.374)	(.409)	(.402)
Net Asset Value, End of Period	$9.70	$9.76	$11.98	$11.68	$11.76
Total Return[2]	3.02%	-15.43%	5.81%	2.86%	10.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,559	$1,633	$2,367	$2,114	$2,245
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.61%	3.09%	2.87%	3.22%	3.48%
Portfolio Turnover Rate	35%	27%	17%	19%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.76	$11.98	$11.68	$11.76	$10.99
Investment Operations
Net Investment Income[1]	.382	.350	.356	.384	.408
Net Realized and Unrealized Gain (Loss) on Investments	(.063)	(2.147)	.328	(.046)	.773
Total from Investment Operations	.319	(1.797)	.684	.338	1.181
Distributions
Dividends from Net Investment Income	(.379)	(.349)	(.356)	(.381)	(.411)
Distributions from Realized Capital Gains	—	(.074)	(.028)	(.037)	—
Total Distributions	(.379)	(.423)	(.384)	(.418)	(.411)
Net Asset Value, End of Period	$9.70	$9.76	$11.98	$11.68	$11.76
Total Return[2]	3.11%	-15.36%	5.89%	2.94%	10.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,245	$12,197	$16,424	$13,717	$13,801
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.69%	3.17%	2.95%	3.30%	3.56%
Portfolio Turnover Rate	35%	27%	17%	19%	16%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.
62

High-Yield Tax-Exempt Fund
Notes to Financial Statements
Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the
63

High-Yield Tax-Exempt Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $494,000, representing less than 0.01% of the fund’s net assets and 0.20% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $64,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
64

High-Yield Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	—	—	—
Tax-Exempt Municipal Bonds	—	13,250,197	—	13,250,197
Temporary Cash Investments	455,514	—	—	455,514
Total	455,514	13,250,197	—	13,705,711
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,814	—	—	1,814
Liabilities
Futures Contracts[1]	1,247	—	—	1,247
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	13,878
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,916,528)
Capital Loss Carryforwards	(456,627)
Qualified Late-Year Losses	—
Other Temporary Differences	(13,484)
Total	(2,372,761)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	533,143	528,124
Ordinary Income*	—	35,979
Long-Term Capital Gains	—	81,923
Total	533,143	646,026
*	Includes short-term capital gains, if any.
65

High-Yield Tax-Exempt Fund
As of October 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	15,622,239
Gross Unrealized Appreciation	33,154
Gross Unrealized Depreciation	(1,949,682)
Net Unrealized Appreciation (Depreciation)	(1,916,528)
F.	During the year ended October 31, 2023, the fund purchased $5,147,621,000 of investment securities and sold $4,830,920,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	522,421	50,637	592,474	53,775
Issued in Lieu of Cash Distributions	50,383	4,893	64,561	5,806
Redeemed	(639,234)	(62,156)	(985,263)	(89,808)
Net Increase (Decrease)—Investor Shares	(66,430)	(6,626)	(328,228)	(30,227)
Admiral Shares
Issued	3,731,971	363,518	4,722,646	432,987
Issued in Lieu of Cash Distributions	320,640	31,147	402,103	36,179
Redeemed	(3,917,086)	(382,483)	(6,364,628)	(589,608)
Net Increase (Decrease)—Admiral Shares	135,525	12,182	(1,239,879)	(120,442)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
66

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard High-Yield Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard High-Yield Tax-Exempt Fund (one of the funds constituting Vanguard Municipal Bond Funds, referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
67

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
68

"Bloomberg® and Bloomberg Municipal Bond Index" are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The High-Yield Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the High-Yield Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the High-Yield Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the High-Yield Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the High-Yield Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the High-Yield Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the High-Yield Tax-Exempt Fund’s customers, in connection with the administration, marketing or trading of the High-Yield Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE HIGH-YIELDTAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE HIGH-YIELDTAX-EXEMPT FUND OR THE BLOOMBERG MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
69

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer
(retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q440 122023

Annual Report   |   October 31, 2023
Vanguard Tax-Exempt Bond Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2023, Vanguard Tax-Exempt Bond Index Fund returned 2.31% for ETF Shares (based on net asset value) and 2.26% for Admiral Shares. Its expense-free benchmark index returned 2.44%.
•	Early on, inflation continued to ease amid ongoing interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending helped dial back expectations of a sustained recession, but the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment toward the close of the period.
•	Municipal bond yields eased lower through the first part of the period, then trended upward toward the end of the period. Overall, they finished higher than where they had started across the maturity spectrum. Income from these securities helped generate a positive total return despite a modest decline in prices.
•	As a whole, revenue bonds returned more than general obligation bonds. By quality, munis on the lowest rung of the investment-grade credit ladder outperformed their higher-rated counterparts. Long- and short-dated munis fared better than those in the middle of the maturity spectrum.
Market Barometer
Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	9.48%	9.53%	10.71%
Russell 2000 Index (Small-caps)	-8.56	3.95	3.31
Russell 3000 Index (Broad U.S. market)	8.38	9.19	10.23
FTSE All-World ex US Index (International)	12.35	3.51	3.88
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	0.53%	-5.51%	0.03%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	-2.48	1.00
FTSE Three-Month U.S. Treasury Bill Index	4.94	1.93	1.80
CPI
Consumer Price Index	3.24%	5.72%	4.00%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended October 31, 2023
	Beginning Account Value 4/30/2023	Ending Account Value 10/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$954.30	$0.25
Admiral™ Shares	1,000.00	953.80	0.44
Based on Hypothetical 5% Yearly Return
Tax-Exempt Bond Index Fund
ETF Shares	$1,000.00	$1,024.95	$0.26
Admiral Shares	1,000.00	1,024.75	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.05% for ETF Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Tax-Exempt Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 21, 2015, Through October 31, 2023
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2023
	One Year	Five Years	Since Inception (8/21/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	2.31%	1.03%	1.38%	$11,184
Tax-Exempt Bond Index Fund ETF Shares Market Price	2.56	1.03	1.39	11,195
S&P National AMT-Free Municipal Bond Index	2.44	1.05	1.41	11,217
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (8/25/2015)	Final Value of a $10,000 Investment
Tax-Exempt Bond Index Fund Admiral Shares	2.26%	0.99%	1.37%	$11,178
S&P National AMT-Free Municipal Bond Index	2.44	1.05	1.42	11,227
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: August 21, 2015, Through October 31, 2023
	One Year	Five Years	Since Inception (8/21/2015)
Tax-Exempt Bond Index Fund ETF Shares Market Price	2.56%	5.28%	11.95%
Tax-Exempt Bond Index Fund ETF Shares Net Asset Value	2.31	5.26	11.84
S&P National AMT-Free Municipal Bond Index	2.44	5.39	12.17
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
3

Tax-Exempt Bond Index Fund
Fund Allocation
As of October 31, 2023
New York	23.9%
California	17.0
Texas	9.9
Illinois	5.5
New Jersey	4.6
Massachusetts	4.4
Pennsylvania	3.4
Florida	3.2
Washington	2.9
Maryland	2.0
Connecticut	1.9
Georgia	1.7
Ohio	1.6
Arizona	1.6
Michigan	1.5
District of Columbia	1.5
Colorado	1.4
Virginia	1.3
Oregon	1.0
Other	9.7
The table reflects the fund’s investments, except for short-term investments.
4

Tax-Exempt Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.6%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/47	775	787
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	4,055	4,058
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,417
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,915	1,932
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	1,998
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	11,035	11,418
	Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	10,347
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	1,695	1,710
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	230	235
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	760	784
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,262
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	855	894
	Alabama GO	5.000%	8/1/27	445	459
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	5,740	5,810
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,305	1,337
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	3,000	3,185
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	435	467
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	35	38
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	4,000	4,287
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	370	395
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	4,200	4,453
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	225	212
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	12,255	11,196
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	13,055	11,691
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	725	726
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,605	5,651
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,186
	Auburn University College & University Revenue	5.000%	6/1/28	385	393
	Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,247
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	13,595	14,109
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,242
	Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,153
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,057
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	507
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	6,630
[1]	Jefferson County AL Sewer Revenue	5.250%	10/1/48	12,460	12,040
	Jefferson County AL Sewer Revenue	7.900%	10/1/50	10,225	10,751
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	4,500	4,727
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	2,490	2,493
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	16,600	17,225
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,322
	University of Alabama College & University Revenue	3.500%	7/1/42	60	46
					170,877
Alaska (0.1%)
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	15,925	16,086
	Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	5,000	4,107
					20,193
Arizona (1.5%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,059
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	2,971
	Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,739
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,180
	Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	366
	Arizona COP, ETM	5.000%	10/1/24	1,125	1,135
	Arizona COP, ETM	5.000%	10/1/25	8,420	8,579
5

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona COP, ETM	5.000%	10/1/28	2,110	2,224
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	282
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	5,000	5,038
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,096
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	2,725	2,813
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	3,775	3,945
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	1,550	1,639
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	4,250	4,539
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	5,000	5,390
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	3,500	3,802
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	4,250	4,647
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	3,000	3,305
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,900	4,010
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	300	302
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	1,000	1,006
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	1,030	1,037
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	2,375	2,390
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	2,810	2,828
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	10	10
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	2,485	2,501
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere	5.000%	7/1/24	5,000	5,032
[2,3]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/34	7,500	8,524
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	9,822
	Arizona IDA Charter School Aid Revenue (Jerome Facility Project)	4.000%	7/1/51	4,430	3,294
	Arizona IDA Charter School Aid Revenue (Jerome Facility Project)	4.000%	7/1/61	6,000	4,228
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	9,520
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,126
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	778
	Arizona Lottery Revenue, ETM	5.000%	7/1/29	185	198
	Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,070
	Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,002
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	980	987
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	363
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,510	1,539
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	732
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,789
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	12,415	12,538
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	9,872
	Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	14,957
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	4,700	4,175
	Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	3,853
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/33	15	13
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	10,845	10,973
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	604
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,500	3,389
	Phoenix AZ GO	4.000%	7/1/24	1,865	1,868
	Phoenix AZ GO	4.000%	7/1/25	1,225	1,227
	Phoenix AZ GO	5.000%	7/1/26	650	671
	Phoenix AZ GO	5.000%	7/1/27	9,205	9,492
	Phoenix AZ GO, Prere.	4.000%	7/1/24	875	875
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,845	3,869
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,906
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	7,250	7,019
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/29	15,950	15,350
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,189
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	5,270	4,760
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	15,562
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/41	1,000	888
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	10,000	10,068
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/42	1,000	878
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	7,075	6,137
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	2,140	2,189
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/45	2,010	1,642
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/45	190	187
[4]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.250%	7/1/47	4,000	4,157
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/49	3,525	2,252
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	1,000	827
6

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	12,540	12,135
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue Prere.	4.750%	7/1/24	160	161
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue Prere.	5.000%	7/1/24	1,810	1,823
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	250	252
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	5,415	5,424
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,525	5,734
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	2,685	2,827
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,235	3,360
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,740	3,986
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,150	3,407
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	2,992
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	10,946
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	710	699
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	285	295
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	3,865	3,897
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	7,000	7,219
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	20
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	9,625	9,767
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,620	15,851
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/24	7,900	7,914
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,540	6,886
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,085	1,137
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	5,415	5,665
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,045
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,039
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	1,918
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/39	35	36
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	13,995	14,401
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	50	43
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,397
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	5,000	5,067
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	3,250	3,313
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	27,500	28,021
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	1,240	1,312
	University of Arizona College & University Revenue	4.000%	8/1/44	6,195	5,237
					465,450
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	15	15
	Little Rock AR Water Reclamation System Sewer Revenue, Prere.	3.500%	4/1/25	10	10
[5]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/47	2,250	1,901
[5]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/50	2,000	1,672
[5]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/53	3,000	2,546
[5]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	1,200	1,205
	University of Arkansas College & University Revenue	5.000%	12/1/45	175	177
					7,526
California (16.8%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	4,694
[1,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	1,974
[6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	463
[6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	462
7

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	3,467
[6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,500	692
[1,6]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	31,715	14,921
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,250	1,843
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,390
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	85
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,263
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	482
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	493
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	377
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	4,065	3,974
[6]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	234
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	83
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	204
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,621
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,095	2,191
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,732
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	1,255	926
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	2,525	1,688
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	851
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	5,761
	Antelope Valley Community College District GO	4.000%	8/1/46	10,000	8,749
	Antelope Valley Community College District GO	3.000%	8/1/50	7,000	4,661
[1]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	936
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	100	100
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	1,505	1,499
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	35	35
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	2,160	2,148
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	6,765	6,717
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	2,760	2,730
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	983
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,800	2,385
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	10,290	9,712
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	5,000	4,616
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,015	4,479
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,080	19,287
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	4,460	3,841
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	8,070	5,249
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	11,250	6,294
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	477
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,234
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	7,835	7,882
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,980	4,026
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.470%	4/1/56	1,000	996
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	1,100	737
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	790
	California Department of Water Resources Water Revenue	5.000%	12/1/23	130	130
	California Department of Water Resources Water Revenue	5.000%	12/1/24	175	177
	California Department of Water Resources Water Revenue	5.000%	12/1/27	130	138
	California Department of Water Resources Water Revenue	5.000%	12/1/29	135	140
	California Department of Water Resources Water Revenue	5.000%	12/1/31	70	77
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,352
	California Department of Water Resources Water Revenue	4.000%	12/1/34	8,075	8,132
	California Department of Water Resources Water Revenue	5.000%	12/1/35	160	173
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,685	11,867
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	11,833
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,135	3,183
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,375	3,427
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	219
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	4,487
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	5,792
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	139
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	12,000	12,574
8

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,495	3,639
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	4,940	4,014
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	23,010	23,616
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	2,090	1,115
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	11,165	11,386
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,009
California GO	4.000%	11/1/23	205	205
California GO	5.000%	11/1/23	865	865
California GO	5.000%	11/1/23	385	385
California GO	5.000%	11/1/23	150	150
California GO	5.000%	12/1/23	315	315
California GO	5.000%	12/1/23	575	576
California GO	4.000%	3/1/24	175	175
California GO	5.000%	3/1/24	1,895	1,904
California GO	5.000%	3/1/24	260	261
California GO	5.000%	4/1/24	1,260	1,267
California GO	5.000%	4/1/24	1,900	1,911
California GO	5.000%	4/1/24	1,250	1,257
California GO	5.000%	5/1/24	325	327
California GO	5.000%	8/1/24	5,470	5,527
California GO	5.000%	8/1/24	1,090	1,101
California GO	5.000%	8/1/24	400	404
California GO	5.000%	8/1/24	2,000	2,021
California GO	5.000%	8/1/24	15	15
California GO	5.000%	8/1/24	775	783
California GO	5.000%	9/1/24	1,010	1,022
California GO	5.000%	9/1/24	2,975	3,010
California GO	5.000%	9/1/24	4,000	4,047
California GO	5.000%	9/1/24	3,000	3,035
California GO	5.000%	9/1/24	5,870	5,939
California GO	4.000%	10/1/24	6,000	6,024
California GO	4.000%	10/1/24	2,070	2,078
California GO	5.000%	10/1/24	1,205	1,221
California GO	5.000%	10/1/24	1,580	1,600
California GO	5.000%	10/1/24	7,375	7,470
California GO	5.000%	10/1/24	100	101
California GO	5.000%	10/1/24	1,000	1,013
California GO	5.000%	11/1/24	150	152
California GO	5.000%	11/1/24	3,215	3,260
California GO	5.000%	11/1/24	3,655	3,706
California GO	4.000%	12/1/24	5,000	5,021
California GO	5.000%	12/1/24	1,250	1,252
California GO	5.000%	12/1/24	1,050	1,065
California GO	5.000%	12/1/24	5,830	5,838
California GO	5.000%	12/1/24	515	516
California GO	5.500%	2/1/25	150	153
California GO	5.000%	3/1/25	9,160	9,320
California GO	5.000%	3/1/25	600	610
California GO	5.000%	4/1/25	3,005	3,061
California GO	5.000%	8/1/25	2,380	2,433
California GO	5.000%	8/1/25	2,350	2,402
California GO	5.000%	8/1/25	2,000	2,044
California GO	5.000%	8/1/25	500	511
California GO	5.000%	8/1/25	265	271
California GO	5.000%	9/1/25	7,895	8,078
California GO	5.000%	9/1/25	710	726
California GO	5.000%	9/1/25	6,310	6,456
California GO	5.000%	9/1/25	2,000	2,046
California GO	5.000%	9/1/25	100	102
California GO	5.000%	9/1/25	4,430	4,533
California GO	5.000%	9/1/25	2,500	2,558
California GO	5.000%	9/1/25	5,000	5,116
California GO	5.000%	10/1/25	1,110	1,122
California GO	5.000%	10/1/25	735	743
California GO	5.000%	10/1/25	7,810	7,999
California GO	5.000%	10/1/25	5,000	5,121
California GO	5.000%	10/1/25	860	881
9

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/25	3,950	4,046
	California GO	5.000%	10/1/25	4,650	4,763
	California GO	4.000%	11/1/25	1,240	1,248
	California GO	5.000%	11/1/25	4,330	4,440
	California GO	5.000%	11/1/25	7,135	7,315
	California GO	5.000%	11/1/25	8,360	8,571
	California GO	5.000%	11/1/25	155	155
	California GO	5.000%	11/1/25	330	330
	California GO	5.000%	12/1/25	6,115	6,272
	California GO	3.000%	3/1/26	2,875	2,812
	California GO	5.000%	3/1/26	15,465	15,719
	California GO	5.000%	3/1/26	980	996
	California GO	5.000%	4/1/26	3,780	3,894
	California GO	5.000%	4/1/26	11,365	11,708
	California GO	4.000%	8/1/26	400	403
	California GO	5.000%	8/1/26	1,100	1,138
	California GO	5.000%	8/1/26	21,845	22,606
	California GO	5.000%	8/1/26	900	914
	California GO	5.000%	8/1/26	1,800	1,840
	California GO	5.000%	8/1/26	5,305	5,490
	California GO	5.000%	8/1/26	100	103
	California GO	4.000%	9/1/26	1,985	2,000
	California GO	5.000%	9/1/26	5,000	5,178
	California GO	5.000%	9/1/26	2,680	2,742
	California GO	5.000%	9/1/26	235	243
	California GO	5.000%	9/1/26	1,425	1,476
	California GO	5.000%	9/1/26	11,690	12,105
	California GO	5.000%	9/1/26	2,180	2,257
	California GO	5.000%	9/1/26	5,000	5,178
	California GO	5.000%	9/1/26	4,800	4,970
	California GO	5.000%	10/1/26	455	459
	California GO	5.000%	10/1/26	2,730	2,830
	California GO	5.000%	10/1/26	100	101
	California GO	5.000%	10/1/26	1,735	1,799
	California GO	5.000%	10/1/26	1,750	1,814
	California GO	5.000%	10/1/26	2,000	2,073
	California GO	5.000%	11/1/26	2,070	2,149
	California GO	5.000%	11/1/26	12,075	12,533
	California GO	5.000%	11/1/26	100	101
	California GO	5.000%	11/1/26	5,015	5,205
	California GO	5.000%	12/1/26	1,005	1,044
[9]	California GO	5.000%	2/1/27	3,990	4,154
	California GO	5.000%	3/1/27	5,960	6,056
	California GO	5.000%	3/1/27	3,090	3,140
	California GO	5.000%	4/1/27	5,415	5,645
	California GO	5.000%	4/1/27	1,820	1,897
	California GO	3.500%	8/1/27	75	75
	California GO	5.000%	8/1/27	2,715	2,810
	California GO	5.000%	8/1/27	5,860	6,065
	California GO	5.000%	8/1/27	2,490	2,544
	California GO	5.000%	8/1/27	4,320	4,387
	California GO	5.000%	8/1/27	7,310	7,655
	California GO	5.000%	9/1/27	325	325
	California GO	5.000%	9/1/27	3,330	3,450
	California GO	5.000%	9/1/27	2,175	2,254
	California GO	5.000%	9/1/27	1,180	1,237
	California GO	5.000%	9/1/27	5,000	5,242
	California GO	4.000%	10/1/27	11,175	11,309
	California GO	5.000%	10/1/27	10,170	10,255
	California GO	5.000%	10/1/27	1,170	1,228
	California GO	5.000%	10/1/27	1,585	1,634
	California GO	5.000%	10/1/27	6,100	6,403
	California GO	5.000%	10/1/27	5,000	5,248
	California GO	5.000%	11/1/27	2,235	2,349
	California GO	5.000%	11/1/27	2,180	2,291
	California GO	5.000%	11/1/27	4,280	4,498
	California GO	5.000%	11/1/27	1,185	1,245
10

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	11/1/27	1,365	1,367
California GO	5.000%	11/1/27	135	135
California GO	5.000%	12/1/27	7,795	8,199
California GO	3.000%	3/1/28	4,370	4,195
California GO	5.000%	3/1/28	3,395	3,447
California GO	5.000%	4/1/28	13,670	14,434
California GO	5.000%	4/1/28	4,380	4,625
California GO	5.000%	8/1/28	6,340	6,557
California GO	5.000%	8/1/28	9,255	9,572
California GO	5.000%	8/1/28	7,395	7,718
California GO	5.000%	8/1/28	620	632
California GO	5.000%	8/1/28	430	449
California GO	5.000%	8/1/28	7,595	8,059
California GO	4.000%	9/1/28	200	201
California GO	4.000%	9/1/28	2,475	2,511
California GO	5.000%	9/1/28	1,050	1,051
California GO	5.000%	9/1/28	2,610	2,702
California GO	5.000%	9/1/28	2,845	2,905
California GO	5.000%	9/1/28	1,270	1,349
California GO	5.000%	9/1/28	1,150	1,191
California GO	5.000%	9/1/28	4,800	5,099
California GO	5.000%	10/1/28	1,000	1,007
California GO	5.000%	10/1/28	930	936
California GO	5.000%	10/1/28	5,060	5,381
California GO	5.000%	10/1/28	22,215	23,623
California GO	5.000%	10/1/28	2,000	2,127
California GO	5.000%	11/1/28	3,835	4,073
California GO	5.000%	11/1/28	20,100	21,349
California GO	5.000%	12/1/28	14,350	15,260
California GO	5.000%	2/1/29	25	25
California GO	3.000%	3/1/29	5	5
California GO	5.000%	4/1/29	1,000	1,067
California GO	5.000%	4/1/29	3,305	3,526
California GO	5.000%	5/1/29	8,145	8,172
California GO	5.000%	8/1/29	7,660	7,889
California GO	5.000%	8/1/29	190	198
California GO	5.000%	8/1/29	655	667
California GO	5.000%	8/1/29	225	232
California GO	5.000%	8/1/29	1,730	1,753
California GO	5.000%	8/1/29	3,120	3,288
California GO	3.000%	9/1/29	105	98
California GO	4.000%	9/1/29	4,215	4,276
California GO	5.000%	9/1/29	880	907
California GO	5.000%	9/1/29	2,075	2,139
California GO	5.000%	9/1/29	1,105	1,184
California GO	5.000%	9/1/29	4,900	5,249
California GO	5.250%	9/1/29	10,000	10,016
California GO	5.000%	10/1/29	250	251
California GO	5.000%	10/1/29	14,625	15,680
California GO	5.000%	10/1/29	8,595	8,822
California GO	5.000%	10/1/29	2,980	3,145
California GO	5.000%	10/1/29	5,780	6,197
California GO	5.000%	10/1/29	10,000	10,721
California GO	5.000%	10/1/29	5,125	5,495
California GO	4.000%	11/1/29	15,480	15,707
California GO	5.000%	11/1/29	22,940	24,601
California GO	5.000%	11/1/29	12,065	12,938
California GO	5.000%	11/1/29	12,345	12,887
California GO	5.000%	11/1/29	2,530	2,713
California GO	5.000%	11/1/29	3,575	3,834
California GO	5.000%	11/1/29	1,150	1,151
California GO	5.000%	11/1/29	1,350	1,351
California GO	5.000%	12/1/29	1,785	1,916
California GO	5.000%	12/1/29	65	65
California GO	5.000%	12/1/29	35	35
California GO	5.000%	3/1/30	4,450	4,506
California GO	5.000%	3/1/30	2,175	2,339
11

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	4/1/30	1,085	1,168
	California GO	5.000%	4/1/30	4,795	5,160
	California GO	5.000%	8/1/30	7,940	8,142
	California GO	5.000%	8/1/30	12,640	13,138
	California GO	5.000%	8/1/30	50	51
	California GO	5.000%	8/1/30	2,650	2,693
	California GO	5.000%	8/1/30	1,700	1,767
	California GO	5.000%	8/1/30	5,135	5,405
	California GO	5.000%	9/1/30	2,450	2,513
	California GO	5.000%	9/1/30	5,520	5,660
	California GO	5.000%	9/1/30	10,200	10,374
	California GO	5.000%	9/1/30	5,000	5,399
	California GO	5.000%	10/1/30	340	342
	California GO	5.000%	10/1/30	10,350	11,042
	California GO	5.000%	10/1/30	5,325	5,614
	California GO	5.000%	10/1/30	12,755	13,782
	California GO	5.000%	10/1/30	6,785	7,332
	California GO	5.000%	11/1/30	1,780	1,781
	California GO	5.000%	11/1/30	15,530	16,794
	California GO	5.000%	11/1/30	4,840	5,234
	California GO	5.000%	12/1/30	950	951
	California GO	5.000%	12/1/30	3,235	3,499
	California GO	5.000%	3/1/31	1,010	1,084
	California GO	5.000%	4/1/31	1,405	1,522
	California GO	5.000%	4/1/31	4,310	4,669
	California GO	5.000%	4/1/31	1,050	1,115
	California GO	5.000%	5/1/31	2,220	2,226
	California GO	4.000%	8/1/31	1,000	998
	California GO	5.000%	8/1/31	965	969
	California GO	5.000%	8/1/31	4,815	4,866
	California GO	5.000%	8/1/31	385	394
	California GO	3.250%	9/1/31	205	191
	California GO	4.000%	9/1/31	7,140	7,127
	California GO	5.000%	9/1/31	2,200	2,254
	California GO	5.000%	9/1/31	610	610
	California GO	5.000%	9/1/31	4,975	5,096
	California GO	5.000%	9/1/31	5,000	5,429
	California GO	5.000%	10/1/31	340	342
	California GO	5.000%	10/1/31	11,865	12,653
	California GO	5.000%	10/1/31	9,985	10,849
	California GO	5.000%	10/1/31	7,250	7,877
	California GO	5.000%	11/1/31	145	145
	California GO	5.000%	11/1/31	400	417
	California GO	5.000%	11/1/31	500	521
	California GO	5.000%	11/1/31	2,000	2,159
	California GO	5.000%	11/1/31	5,500	5,801
	California GO	5.000%	11/1/31	1,700	1,835
	California GO	5.000%	11/1/31	7,000	7,611
	California GO	5.000%	12/1/31	3,195	3,476
	California GO	5.000%	12/1/31	1,000	1,022
	California GO	5.000%	3/1/32	4,180	4,484
	California GO	5.000%	4/1/32	12,805	13,971
	California GO	5.000%	4/1/32	2,585	2,820
	California GO	5.000%	4/1/32	2,445	2,590
	California GO	5.000%	5/1/32	50	50
	California GO	4.000%	8/1/32	8,250	8,232
	California GO	5.000%	8/1/32	2,340	2,349
	California GO	5.000%	8/1/32	250	252
	California GO	5.000%	8/1/32	1,035	1,049
	California GO	5.000%	8/1/32	1,295	1,322
[1]	California GO	5.250%	8/1/32	31,190	34,140
	California GO	5.250%	8/1/32	1,000	1,018
	California GO	4.000%	9/1/32	13,485	13,455
	California GO	4.000%	9/1/32	7,535	7,518
	California GO	4.000%	9/1/32	300	299
	California GO	5.000%	9/1/32	2,460	2,512
	California GO	5.000%	9/1/32	3,260	3,306
12

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	9/1/32	3,430	3,502
California GO	5.000%	9/1/32	3,235	3,519
California GO	5.000%	9/1/32	9,290	10,171
California GO	5.000%	9/1/32	5,000	5,474
California GO	3.000%	10/1/32	245	221
California GO	5.000%	10/1/32	7,195	7,230
California GO	5.000%	10/1/32	16,250	17,609
California GO	5.000%	10/1/32	9,245	10,056
California GO	5.000%	11/1/32	1,475	1,476
California GO	5.000%	11/1/32	1,285	1,338
California GO	5.000%	11/1/32	11,010	11,586
California GO	5.000%	11/1/32	500	521
California GO	5.000%	11/1/32	70	76
California GO	5.000%	3/1/33	1,185	1,197
California GO	5.000%	3/1/33	5,000	5,360
California GO	5.000%	3/1/33	1,035	1,109
California GO	5.000%	3/1/33	2,500	2,680
California GO	5.000%	4/1/33	7,890	8,324
California GO	5.000%	4/1/33	7,630	7,646
California GO	5.000%	4/1/33	1,000	1,092
California GO	5.000%	4/1/33	3,750	4,124
California GO	4.000%	8/1/33	225	224
California GO	5.000%	8/1/33	8,730	8,907
California GO	5.000%	8/1/33	1,400	1,405
California GO	5.000%	8/1/33	13,065	13,185
California GO	5.000%	8/1/33	5,835	5,910
California GO	5.000%	8/1/33	2,285	2,361
California GO	3.000%	9/1/33	1,475	1,307
California GO	3.375%	9/1/33	695	638
California GO	4.000%	9/1/33	500	498
California GO	4.000%	9/1/33	575	573
California GO	5.000%	9/1/33	1,000	1,001
California GO	5.000%	9/1/33	1,355	1,383
California GO	5.000%	9/1/33	1,025	1,123
California GO	5.000%	9/1/33	5,000	5,515
California GO	5.000%	10/1/33	7,350	7,385
California GO	5.000%	10/1/33	2,720	2,726
California GO	5.000%	10/1/33	5,405	5,946
California GO	4.000%	11/1/33	7,190	7,203
California GO	5.000%	11/1/33	350	377
California GO	4.000%	8/1/34	420	413
California GO	5.000%	8/1/34	1,730	1,750
California GO	5.000%	8/1/34	10,485	10,690
California GO	4.000%	9/1/34	1,165	1,152
California GO	4.000%	9/1/34	250	247
California GO	5.000%	9/1/34	8,390	8,558
California GO	5.000%	9/1/34	1,225	1,239
California GO	5.000%	9/1/34	3,185	3,249
California GO	5.000%	9/1/34	2,000	2,183
California GO	5.000%	9/1/34	5,000	5,497
California GO	3.000%	10/1/34	4,130	3,614
California GO	4.000%	10/1/34	5,720	5,719
California GO	4.000%	10/1/34	2,245	2,252
California GO	4.000%	10/1/34	6,615	6,635
California GO	4.000%	11/1/34	3,275	3,227
California GO	4.000%	11/1/34	1,820	1,824
California GO	5.000%	11/1/34	1,670	1,795
California GO	5.000%	12/1/34	3,570	3,635
California GO	5.000%	12/1/34	11,625	12,496
California GO	5.000%	3/1/35	25,815	27,535
California GO	5.000%	3/1/35	2,020	2,155
California GO	3.125%	4/1/35	5	4
California GO	5.000%	4/1/35	15,345	15,368
California GO	5.000%	4/1/35	3,585	3,889
California GO	5.000%	4/1/35	9,780	10,251
California GO	3.500%	8/1/35	155	141
California GO	5.000%	8/1/35	965	983
13

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
California GO	5.000%	8/1/35	1,570	1,574
California GO	5.000%	8/1/35	5,000	5,050
California GO	5.000%	8/1/35	1,540	1,590
California GO	3.000%	9/1/35	220	189
California GO	4.000%	9/1/35	7,470	7,326
California GO	4.000%	9/1/35	500	490
California GO	4.000%	9/1/35	5,105	5,006
California GO	5.000%	9/1/35	5,275	5,378
California GO	5.000%	9/1/35	3,340	3,405
California GO	5.000%	9/1/35	2,010	2,182
California GO	5.000%	9/1/35	7,760	8,423
California GO	5.000%	9/1/35	5,000	5,476
California GO	3.000%	10/1/35	1,410	1,206
California GO	5.000%	10/1/35	1,190	1,210
California GO	5.000%	10/1/35	5,000	5,456
California GO	4.000%	11/1/35	2,085	2,065
California GO	5.000%	11/1/35	1,155	1,194
California GO	3.750%	12/1/35	70	65
California GO	5.000%	12/1/35	11,865	12,684
California GO	4.000%	3/1/36	7,965	7,841
California GO	5.000%	3/1/36	1,000	1,060
California GO	5.000%	4/1/36	7,900	8,236
California GO	5.000%	8/1/36	9,030	9,419
California GO	5.000%	8/1/36	5,890	6,075
California GO	3.000%	9/1/36	300	252
California GO	4.000%	9/1/36	180	175
California GO	4.000%	9/1/36	250	243
California GO	5.000%	9/1/36	555	564
California GO	5.000%	9/1/36	2,205	2,370
California GO	5.000%	9/1/36	2,165	2,327
California GO	5.000%	9/1/36	5,000	5,426
California GO	3.000%	10/1/36	800	670
California GO	4.000%	10/1/36	1,155	1,110
California GO	4.000%	10/1/36	5,940	5,794
California GO	5.000%	10/1/36	6,000	6,487
California GO	5.000%	11/1/36	6,600	6,887
California GO	5.000%	11/1/36	4,000	4,239
California GO	5.000%	12/1/36	4,030	4,271
California GO	5.000%	4/1/37	11,805	11,812
California GO	5.000%	4/1/37	1,265	1,313
California GO	5.000%	8/1/37	5,595	5,684
California GO	4.000%	9/1/37	365	338
California GO	4.000%	9/1/37	850	808
California GO	5.000%	9/1/37	5,000	5,383
California GO	3.000%	10/1/37	6,155	5,044
California GO	3.750%	10/1/37	20	18
California GO	4.000%	10/1/37	4,000	3,822
California GO	5.000%	10/1/37	110	110
California GO	5.000%	10/1/37	3,910	4,138
California GO	5.000%	11/1/37	22,705	23,547
California GO	5.000%	11/1/37	2,365	2,437
California GO	4.000%	3/1/38	8,400	7,978
California GO	5.000%	4/1/38	5,480	5,667
California GO	5.000%	4/1/38	150	150
California GO	4.000%	8/1/38	885	829
California GO	5.000%	8/1/38	1,565	1,585
California GO	5.000%	9/1/38	3,740	4,004
California GO	5.000%	9/1/39	4,870	5,130
California GO	4.000%	10/1/39	7,805	7,369
California GO	4.000%	10/1/39	6,400	5,942
California GO	5.000%	10/1/39	5,685	5,746
California GO	5.000%	10/1/39	3,475	3,592
California GO	5.000%	10/1/39	1,000	1,066
California GO	5.000%	11/1/39	17,480	18,019
California GO	4.000%	3/1/40	9,190	8,565
California GO	5.000%	9/1/41	2,355	2,454
California GO	4.000%	10/1/41	7,320	6,744
14

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	5.000%	10/1/41	13,615	14,155
	California GO	4.000%	11/1/41	700	642
	California GO	5.000%	4/1/42	11,410	11,673
	California GO	5.000%	4/1/42	10,645	11,080
	California GO	4.000%	9/1/42	1,690	1,543
	California GO	5.000%	9/1/42	12,310	12,833
	California GO	5.000%	9/1/42	3,550	3,621
	California GO	5.000%	10/1/42	23,800	24,408
	California GO	5.000%	10/1/42	23,755	25,007
	California GO	5.000%	11/1/42	5,765	6,014
	California GO	4.000%	9/1/43	4,320	3,921
	California GO	5.000%	9/1/43	5,000	5,265
	California GO	2.250%	11/1/43	210	127
	California GO	4.875%	11/1/43	265	265
	California GO	4.500%	12/1/43	555	555
	California GO	4.500%	12/1/43	270	265
	California GO	5.000%	12/1/43	3,980	3,985
	California GO	5.000%	12/1/43	1,960	1,947
	California GO	5.000%	5/1/44	1,000	995
	California GO	4.000%	10/1/44	5,220	4,693
	California GO	4.000%	11/1/44	220	198
	California GO	5.000%	3/1/45	3,600	3,608
	California GO	3.250%	4/1/45	5,000	3,906
	California GO	5.000%	9/1/45	11,560	11,676
	California GO	5.000%	10/1/45	9,000	9,415
	California GO	5.250%	10/1/45	10,250	11,017
	California GO	4.000%	11/1/45	11,525	10,294
	California GO	4.000%	3/1/46	3,000	2,649
	California GO	4.000%	3/1/46	5,695	5,029
	California GO	3.000%	9/1/46	360	264
	California GO	5.000%	9/1/46	500	505
	California GO	2.375%	10/1/46	3,000	1,746
	California GO	5.000%	4/1/47	8,605	8,857
	California GO	5.250%	9/1/47	12,725	13,608
	California GO	5.000%	10/1/47	6,885	6,933
	California GO	5.000%	11/1/47	16,600	16,879
	California GO	5.000%	4/1/49	3,475	3,529
	California GO	3.000%	10/1/49	2,075	1,470
	California GO	2.500%	3/1/50	1,000	570
	California GO	4.000%	3/1/50	3,000	2,606
	California GO	4.000%	10/1/50	5,000	4,339
	California GO	5.250%	10/1/50	20,005	21,344
[5]	California GO	3.000%	11/1/50	4,000	2,834
	California GO	4.000%	11/1/50	11,900	10,361
	California GO	3.000%	4/1/52	10,815	7,559
	California GO	4.250%	9/1/52	4,485	4,069
	California GO	5.000%	9/1/52	2,620	2,686
	California GO, Prere.	5.000%	12/1/23	590	591
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,090	1,105
[3]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,455	1,488
[9]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	114
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,184
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,000	5,156
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	1,500	1,523
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	1,895	1,976
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	3,950
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	5,000	5,005
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	653
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	200	213
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	210
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,183
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,448
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	9,950	10,154
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	3,786
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	1,500	1,523
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	5,000	5,045
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	624
15

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,003
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,107
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,548
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,395
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,014
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,015	1,021
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,056
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,040
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,537
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,063
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	430	440
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	316
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,413
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	1,305	1,355
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	115	117
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	651
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,000	6,332
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	400	407
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,095	1,163
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,345	2,460
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,905	2,034
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	242
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	470	493
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,382
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/30	10,875	10,951
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,765	4,088
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,168
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,026
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,167
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,680
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,621
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	20	22
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	10	11
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	15,963
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	14,091
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	6,490	5,716
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	12/1/26	2,100	2,184
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	12/1/27	1,500	1,580
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/23	4,900	4,904
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	1,900	1,925
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	1,000	1,018
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	2,977
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	110
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	301
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,160	1,237
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	150
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	10,000	9,927
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	1,965	1,971
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	14,799
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,180	1,253
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	23,860	23,910
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	3,965	3,433
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/25	25	26
	California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/26	85	88
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	155	164
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/27	30	32
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,500	1,613
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	1,729
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	1,130	1,156
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/46	3,000	3,069
	California State University College & University Revenue	5.000%	11/1/23	100	100
	California State University College & University Revenue	5.000%	11/1/23	100	100
	California State University College & University Revenue	5.000%	11/1/25	1,915	1,967
	California State University College & University Revenue	5.000%	11/1/26	170	175
	California State University College & University Revenue	5.000%	11/1/27	2,305	2,384
	California State University College & University Revenue	3.250%	11/1/28	1,815	1,722
16

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University College & University Revenue	3.375%	11/1/29	4,055	3,841
	California State University College & University Revenue	5.000%	11/1/29	30	31
	California State University College & University Revenue	5.000%	11/1/30	300	310
	California State University College & University Revenue	5.000%	11/1/30	6,000	6,140
	California State University College & University Revenue	5.000%	11/1/31	13,590	13,880
	California State University College & University Revenue	5.000%	11/1/31	1,715	1,770
	California State University College & University Revenue	5.000%	11/1/32	4,560	4,653
	California State University College & University Revenue	5.000%	11/1/32	8,175	8,420
	California State University College & University Revenue	3.000%	11/1/33	25	22
	California State University College & University Revenue	4.000%	11/1/34	125	123
	California State University College & University Revenue	4.000%	11/1/34	8,585	8,416
	California State University College & University Revenue	5.000%	11/1/34	105	109
	California State University College & University Revenue	4.000%	11/1/35	2,150	2,089
	California State University College & University Revenue	5.000%	11/1/35	375	388
	California State University College & University Revenue	3.125%	11/1/36	810	678
	California State University College & University Revenue	5.000%	11/1/36	1,175	1,208
	California State University College & University Revenue	4.000%	11/1/37	375	347
	California State University College & University Revenue	5.000%	11/1/37	180	182
	California State University College & University Revenue	5.000%	11/1/37	110	113
	California State University College & University Revenue	4.000%	11/1/38	3,940	3,623
	California State University College & University Revenue	5.000%	11/1/38	3,285	3,319
	California State University College & University Revenue	5.000%	11/1/41	2,220	2,240
	California State University College & University Revenue	5.000%	11/1/42	10,210	10,313
	California State University College & University Revenue	4.000%	11/1/43	8,250	7,330
	California State University College & University Revenue	5.000%	11/1/43	2,160	2,171
	California State University College & University Revenue	5.000%	11/1/43	4,145	4,235
	California State University College & University Revenue	4.000%	11/1/45	2,500	2,201
	California State University College & University Revenue	5.000%	11/1/45	60	60
	California State University College & University Revenue	5.000%	11/1/47	675	677
	California State University College & University Revenue	5.000%	11/1/47	4,980	4,991
	California State University College & University Revenue	5.000%	11/1/48	2,500	2,537
	California State University College & University Revenue	5.250%	11/1/48	2,500	2,643
	California State University College & University Revenue	5.000%	11/1/49	1,750	1,785
	California State University College & University Revenue	5.250%	11/1/53	3,500	3,666
	California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,166
	California State University College & University Revenue PUT	3.125%	11/1/26	1,750	1,702
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	699
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	284
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	132
	California State University College & University Revenue, Prere.	5.000%	11/1/24	890	901
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	152
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	101
	California State University College & University Revenue, Prere.	5.000%	11/1/24	1,605	1,625
	California State University College & University Revenue, Prere.	5.000%	11/1/24	13,390	13,561
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,767
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,086
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,100	3,627
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	377
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,177
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	254
	Cerritos Community College District GO	4.000%	8/1/44	1,580	1,403
	Chabot-Las Positas Community College District GO	5.000%	8/1/24	1,000	1,010
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	3,500	3,455
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	979
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	104
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	2,820	2,454
[4]	Chabot-Las Positas Community College District GO	5.250%	8/1/48	3,960	4,153
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,679
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,551
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	13,420
[1]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	3,707
	Chino Valley Unified School District GO	5.000%	8/1/55	14,000	14,150
	Clovis Unified School District GO	4.000%	8/1/40	65	60
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,046
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	65
	Coast Community College District GO	0.000%	8/1/41	10,210	3,991
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,710	2,774
17

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	369
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,430	1,455
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	296
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,725	3,313
	Corona-Norco Unified School District GO	4.000%	8/1/49	2,385	2,057
	Cupertino Union School District GO	4.000%	8/1/40	11,090	10,302
	Cypress School District GO	0.000%	8/1/40	250	101
	Desert Community College District GO	4.000%	8/1/39	1,380	1,299
	Desert Community College District GO	4.000%	8/1/51	8,320	7,308
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,344
	Downey Unified School District GO	4.000%	8/1/52	10	9
	Dublin Unified School District GO	4.125%	8/1/49	2,000	1,848
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	15,000	15,333
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	358
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	100	105
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	92
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	130	137
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,522
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	3,560	3,737
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,119
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,048
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	531
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	12,347
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	107
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,245
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,606
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	125
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	135
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	244
	El Monte Union High School District GO	0.000%	6/1/44	3,100	1,012
	El Monte Union High School District GO	0.000%	6/1/45	3,170	973
	El Monte Union High School District GO	0.000%	6/1/46	2,765	797
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,279
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/44	235	209
[3,7]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,089
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	394
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	642
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	5,000	4,254
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	6,847
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	17,996
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	5,342
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	4,620
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/24	5,000	4,968
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	184
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,145	979
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,607
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	27,815	27,940
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.500%	1/15/24	5,000	5,026
	Foster City CA GO	2.250%	8/1/50	1,000	538
	Fremont Union High School District GO	4.000%	8/1/40	725	673
	Fremont Union High School District GO	4.000%	8/1/44	15,000	13,532
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,300
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	438
	Fresno Unified School District GO	4.000%	8/1/41	550	506
[5]	Fresno Unified School District GO	3.000%	8/1/51	3,960	2,656
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,377
	Glendale CA Community College District GO	4.000%	8/1/46	7,400	6,482
	Glendale Community College District GO	0.000%	8/1/44	4,320	1,343
	Glendale Community College District GO	4.000%	8/1/50	8,295	7,095
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,144
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,323
[1]	Hayward Unified School District GO	4.000%	8/1/42	10,920	9,735
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	2,637
[5]	Hayward Unified School District GO	4.000%	8/1/46	2,005	1,748
[5]	Hayward Unified School District GO	4.000%	8/1/48	5,885	5,086
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	5,342
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	500
18

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	5,918
[7]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	5,719
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	1,145	1,153
[1]	Inland Valley Development Agency Tax Increment/Allocation Revenue	5.000%	9/1/44	5,000	4,849
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,070
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,056
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	10,340	9,232
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,472
	Kern Community College District GO	3.000%	8/1/46	2,440	1,693
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	95	83
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	8,702
	Long Beach Unified School District GO	0.000%	8/1/39	10,780	4,718
	Long Beach Unified School District GO	4.000%	8/1/45	350	310
	Long Beach Unified School District GO	3.000%	8/1/47	5,950	4,140
	Los Angeles CA Community College District GO	5.000%	8/1/24	400	404
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,600	1,616
	Los Angeles CA Community College District GO	4.000%	8/1/34	1,500	1,505
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	103
	Los Angeles CA Community College District GO	5.000%	8/1/36	20	22
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	953
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,396
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	14,099
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,052
	Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,440
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	326
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	216
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,818
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	10,705	10,815
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	370	374
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,207
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,506
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,410	5,465
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	692
	Los Angeles CA Unified School District COP	5.000%	10/1/31	2,000	2,169
	Los Angeles CA Unified School District COP	5.000%	10/1/32	2,000	2,174
	Los Angeles CA Unified School District COP	5.000%	10/1/33	2,000	2,178
	Los Angeles CA Unified School District COP	5.000%	10/1/34	2,000	2,154
	Los Angeles CA Unified School District COP	5.000%	10/1/35	1,310	1,398
	Los Angeles CA Unified School District COP	5.000%	10/1/36	1,500	1,582
	Los Angeles CA Unified School District COP	5.000%	10/1/37	1,000	1,044
	Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,036
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,579
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,391
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,285
	Los Angeles CA Unified School District GO	5.000%	7/1/24	400	403
	Los Angeles CA Unified School District GO	5.000%	7/1/24	200	202
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,722
	Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,079
	Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,041
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,175	1,200
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,145	1,169
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,712
	Los Angeles CA Unified School District GO	5.000%	7/1/25	5,000	5,104
	Los Angeles CA Unified School District GO	5.000%	7/1/26	145	148
	Los Angeles CA Unified School District GO	5.000%	7/1/26	11,155	11,557
	Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	20,139
	Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,750
	Los Angeles CA Unified School District GO	5.000%	7/1/26	2,550	2,642
	Los Angeles CA Unified School District GO	5.000%	7/1/26	1,470	1,523
	Los Angeles CA Unified School District GO	5.000%	7/1/27	755	782
	Los Angeles CA Unified School District GO	5.000%	7/1/27	275	277
	Los Angeles CA Unified School District GO	5.000%	7/1/28	27,620	27,781
	Los Angeles CA Unified School District GO	5.000%	7/1/28	2,805	2,911
	Los Angeles CA Unified School District GO	5.000%	7/1/29	370	378
	Los Angeles CA Unified School District GO	5.000%	7/1/29	11,350	11,406
	Los Angeles CA Unified School District GO	5.000%	7/1/29	225	243
	Los Angeles CA Unified School District GO	5.000%	7/1/30	550	588
19

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/30	345	356
	Los Angeles CA Unified School District GO	5.000%	7/1/30	15,000	15,073
	Los Angeles CA Unified School District GO	5.000%	7/1/30	400	421
	Los Angeles CA Unified School District GO	3.000%	7/1/31	2,860	2,597
	Los Angeles CA Unified School District GO	5.000%	7/1/31	930	998
	Los Angeles CA Unified School District GO	3.000%	7/1/32	1,095	975
	Los Angeles CA Unified School District GO	5.000%	7/1/32	40	43
	Los Angeles CA Unified School District GO	4.000%	7/1/33	20	20
	Los Angeles CA Unified School District GO	4.000%	7/1/33	50	50
	Los Angeles CA Unified School District GO	5.000%	7/1/33	15	16
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/33	4,250	4,718
	Los Angeles CA Unified School District GO	3.000%	1/1/34	150	130
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,664
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/34	5,000	5,550
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	1,976
	Los Angeles CA Unified School District GO	5.000%	7/1/35	15	16
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/35	5,000	5,517
	Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	3,979
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/36	2,000	2,184
	Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	1,909
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	4,772
	Los Angeles CA Unified School District GO	5.000%	7/1/37	2,855	2,939
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/37	2,440	2,635
	Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	1,882
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,138
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,050
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	3,796
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/39	3,000	3,192
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,100	1,014
	Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,100
[4]	Los Angeles CA Unified School District GO	5.250%	7/1/40	3,000	3,239
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,110
	Los Angeles CA Unified School District GO	5.250%	7/1/42	30,030	30,916
[4]	Los Angeles CA Unified School District GO	5.250%	7/1/42	3,000	3,219
[4]	Los Angeles CA Unified School District GO	5.000%	7/1/43	2,500	2,615
	Los Angeles CA Unified School District GO	4.000%	7/1/44	9,000	7,983
	Los Angeles CA Unified School District GO	2.625%	7/1/46	2,050	1,263
	Los Angeles CA Unified School District GO	5.250%	7/1/47	7,750	8,136
[4]	Los Angeles CA Unified School District GO	5.250%	7/1/48	12,000	12,636
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	640
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,415
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,235
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	251
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,077
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	4,975	4,318
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,079
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,000	3,486
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	18,145	18,283
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,260
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	190	203
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,104
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,755	2,827
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,510	2,732
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,450	2,659
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	6,310	6,610
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,975	3,224
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	13,596
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	30	30
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	820	884
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	70	74
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	10,000	9,872
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,445	1,430
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,050	1,123
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	194
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,230	1,303
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,000	1,020
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	50	48
20

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,289
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,065	1,099
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	5,830
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	50	51
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	9,815	10,061
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	2,085	1,914
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,245
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	6,168
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,000	2,684
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	1,582
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	640	564
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	134
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,000	1,079
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,055	4,398
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,160	1,248
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,680	5,029
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	4,560	4,870
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,155	1,164
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	35	37
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	60	62
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	2,000	1,886
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,070	1,083
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,600	2,655
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	3,100	3,167
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	15,255	13,386
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	20	18
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	2,000	2,012
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	960	996
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,400	4,560
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	115	123
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	940	1,017
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,500	8,069
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	3,000	3,334
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	399
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,405	3,590
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,800	1,888
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	7,761
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	6,969
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,570	2,679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	1,900
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,124
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	5,732
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	6,110
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,095	6,209
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	220
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	101
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	4.000%	7/1/26	5,945	6,019
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	126
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,750	4,923
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	151
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,071
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,555
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	130
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	25	27
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	5,739
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	20	21
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,675	1,679
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,011
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,528
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	100	106
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,460	1,538
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	927
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,143
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	253
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	50	52
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,371
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	245	260
21

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,038
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	2,500	2,617
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,210
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	245	259
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	268
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	1,055	1,101
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	3,560	3,735
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	4,605	4,800
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/41	1,000	1,047
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	17,080	17,357
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,018
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,383
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,029
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	5,030	5,244
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	3,000	3,005
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,047
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	9,585	9,592
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	8,455	8,534
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	8,850	9,083
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,519
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,305
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/51	6,700	6,833
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/51	7,000	7,139
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/52	6,480	6,622
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,142
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	25	27
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,302
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	20	21
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,412
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	20	21
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,136
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,650
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	157
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,985	6,230
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,470	1,530
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,800	3,868
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	20	21
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,200	1,227
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10,000	10,419
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,169
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	5,622
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	4,295	3,764
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	10,680	10,977
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	8,500	8,749
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	10,095	10,224
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,885	3,369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	4,185	4,272
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	13,275	13,584
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	9,400	9,893
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,655	2,693
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	165
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	675	700
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	155	160
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,945	2,005
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	2,708
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	425	436
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,063
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	130	126
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	859
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,237
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,472
[7]	Madera Unified School District GO	0.000%	8/1/31	3,475	2,457
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,045
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	440	416
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/27	400	374
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	9,500	9,185
22

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	350	376
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,000	1,110
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	250	266
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,236
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,045
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	7,941
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	4,605	4,717
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	13,870	14,209
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	100	102
[7]	Moreno Valley Unified School District GO	0.000%	8/1/25	4,025	3,733
	Mount San Antonio Community College District GO	0.000%	8/1/45	5,670	1,827
	Mount San Antonio Community College District GO	4.000%	8/1/49	9,120	8,068
[6]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	130
	Mount San Jacinto Community College District GO	4.000%	8/1/43	8,430	7,578
[1]	Napa Valley Unified School District GO	4.000%	8/1/44	4,250	3,827
[10]	New Haven Unified School District GO	0.000%	8/1/33	325	211
[10]	New Haven Unified School District GO	0.000%	8/1/34	495	306
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	189
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	225
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	314
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	511
[10]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	244
	Oakland CA GO	3.000%	1/15/50	4,225	2,872
[5]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,685	4,908
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,620	2,681
[1]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,460
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	1,400	1,422
	Peralta Community College District GO	4.000%	8/1/39	5,350	4,898
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,115	920
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	124
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	6,563
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	2,577
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,050	1,091
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	370
	Poway Unified School District GO	0.000%	8/1/32	130	89
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,404
	Poway Unified School District GO	0.000%	8/1/36	1,000	557
	Poway Unified School District GO	0.000%	8/1/40	10,650	4,580
	Poway Unified School District GO	0.000%	8/1/46	7,250	2,117
	Rio Hondo Community College District GO	0.000%	8/1/43	5,000	1,724
	Rio Hondo Community College District GO	0.000%	8/1/44	5,000	1,625
	Rio Hondo Community College District GO	0.000%	8/1/45	5,000	1,531
	Rio Hondo Community College District GO	0.000%	8/1/46	5,000	1,427
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,088
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	323
	Riverside Community College District GO	3.000%	8/1/37	2,010	1,603
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	30
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,535	2,614
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	20	18
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,299
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	555	489
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	934
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	848
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,622
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	4,211
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	1,280	1,343
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	145	152
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	1,250	1,215
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,419
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	6,710	6,753
[1]	Sacramento CA City Unified School District GO	0.000%	7/1/30	4,515	3,442
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	483
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,155
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	11,745
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	3,750	3,679
[9]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	650	698
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	387
23

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	75	84
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	13,905	13,797
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,000	5,243
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	2,608
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	5,816
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	50	51
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/32	55	62
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	100	113
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/36	60	66
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	4,477
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,110	7,249
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,255	1,287
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,265	1,336
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,000
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	6,905	6,982
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	4,780	4,885
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	355	355
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,349
	San Diego CA Unified School District GO	5.000%	7/1/24	1,360	1,373
	San Diego CA Unified School District GO	5.000%	7/1/24	1,955	1,973
	San Diego CA Unified School District GO	5.000%	7/1/25	4,800	4,912
	San Diego CA Unified School District GO	5.000%	7/1/26	200	203
	San Diego CA Unified School District GO	5.000%	7/1/28	165	168
	San Diego CA Unified School District GO	5.000%	7/1/28	3,800	4,065
[1]	San Diego CA Unified School District GO	5.250%	7/1/28	195	211
	San Diego CA Unified School District GO	4.000%	7/1/29	1,430	1,435
	San Diego CA Unified School District GO	0.000%	7/1/30	615	464
	San Diego CA Unified School District GO	0.000%	7/1/31	220	158
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	915
	San Diego CA Unified School District GO	0.000%	7/1/31	1,040	749
	San Diego CA Unified School District GO	4.000%	7/1/31	60	60
	San Diego CA Unified School District GO	4.000%	7/1/32	560	557
	San Diego CA Unified School District GO	4.000%	7/1/33	250	247
	San Diego CA Unified School District GO	0.000%	7/1/35	295	168
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	591
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,057
	San Diego CA Unified School District GO	0.000%	7/1/36	340	188
	San Diego CA Unified School District GO	0.000%	7/1/36	895	495
	San Diego CA Unified School District GO	0.000%	7/1/37	1,375	711
	San Diego CA Unified School District GO	0.000%	7/1/38	170	82
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	725
	San Diego CA Unified School District GO	0.000%	7/1/40	1,000	426
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,314
	San Diego CA Unified School District GO	3.125%	7/1/42	2,635	1,962
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	423
	San Diego CA Unified School District GO	0.000%	7/1/45	775	245
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	2,697
	San Diego CA Unified School District GO	2.250%	7/1/45	100	57
	San Diego CA Unified School District GO	4.000%	7/1/45	550	494
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,051
	San Diego CA Unified School District GO	4.000%	7/1/46	4,575	4,122
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	1,680
	San Diego CA Unified School District GO	4.000%	7/1/47	7,720	6,732
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	7,939
	San Diego CA Unified School District GO	3.250%	7/1/48	10,000	7,201
	San Diego CA Unified School District GO	5.000%	7/1/48	11,000	11,409
	San Diego CA Unified School District GO	0.000%	7/1/49	735	184
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	3,332
	San Diego CA Unified School District GO	4.250%	7/1/52	3,000	2,690
	San Diego CA Unified School District GO	4.000%	7/1/53	13,075	11,108
	San Diego CA Unified School District GO	4.000%	7/1/53	9,000	7,646
[6]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	161
[6]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,795	1,131
[6]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,250	12,490
[6]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	972
	San Diego CA Unified School District GO, ETM	0.000%	7/1/30	385	297
	San Diego Community College District GO	5.000%	8/1/27	4,225	4,394
24

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Community College District GO	5.000%	8/1/28	200	208
	San Diego Community College District GO	3.000%	8/1/34	15	13
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	228
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,310	1,361
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	104
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,975	2,052
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	1,751
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	242
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,735	1,737
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	20	20
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,000	4,128
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,021
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	130	143
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	260	264
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	15,385	15,525
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	467
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	578
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	5,600	5,743
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	70	75
	San Diego County Water Authority Water Revenue	5.000%	5/1/32	15	16
	San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,075	1,084
	San Diego County Water Authority Water Revenue	4.000%	5/1/37	95	93
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/43	5,400	5,505
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,177
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,175	2,233
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/48	2,500	2,628
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	3,000	3,079
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	6,805	5,914
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	2,500	2,193
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	50	43
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,000	4,160
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	505	523
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	710	736
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	101
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	210	218
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	5	5
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,126
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	497
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,135	6,940
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,456
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	3,250	2,591
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/42	5,180	3,949
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	2,644
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	7,502
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	11,290	11,424
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	1,000	677
[5]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	4,310
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,000	3,611
	San Francisco CA City & County COP	5.000%	4/1/28	500	512
	San Francisco CA City & County COP	4.000%	4/1/42	2,170	1,958
	San Francisco CA City & County COP	4.000%	4/1/45	415	366
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,038
	San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,081
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,080
	San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,348
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,419
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	270	282
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	275	287
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,010	1,050
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/31	3,000	3,325
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,390	1,460
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	3,000	3,355
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,440	1,495
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	3,000	3,379
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	6,856
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	7,635	7,993
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	3,000	3,362
25

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,319
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	3,000	3,330
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	4,175	3,971
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	3,000	3,284
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,000	3,248
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,805	1,687
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,500	1,402
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	1,000	927
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,000	917
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,260	4,533
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,305	6,434
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	463
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,214
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,000	1,033
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	50	54
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,695	1,794
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,515	1,589
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	2,600	2,690
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	100	100
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,715
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	10,503
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/24	160	161
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	4,000	4,090
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	18,420
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	15	17
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,470	2,218
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	55	49
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	75	77
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/45	1,000	1,031
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/47	3,000	2,616
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	5,900	5,845
	San Francisco Community College District GO	4.000%	6/15/45	550	465
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	8,693
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,050
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	192
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	65	68
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	165	162
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	13,916
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	564	474
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	210	201
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	2,105	1,937
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	106
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	86
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,626
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	305	310
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	20,000	20,318
	San Jose CA GO	5.000%	9/1/45	10,000	10,252
	San Jose CA GO	5.000%	9/1/47	7,360	7,528
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	13,435	13,487
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	11,225	11,612
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,800	4,982
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	166
	San Juan Unified School District GO	4.000%	8/1/46	2,780	2,439
	San Marcos Unified School District GO	0.000%	8/1/51	100	23
	San Mateo County Community College District GO	5.000%	9/1/45	7,820	8,018
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	2,045	2,094
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	990
26

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	9,000	9,195
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	11,570	8,106
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	1,000	546
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	5,000	5,120
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	2,600
	San Mateo Union High School District GO	4.000%	9/1/34	800	803
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/49	1,000	989
[1]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/52	1,000	1,000
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	106
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	235
	Santa Clara County CA GO	4.000%	8/1/37	10,000	9,527
	Santa Clara County CA GO	3.250%	8/1/39	645	523
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	105	112
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	25	28
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	150	167
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	25	27
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,092
	Santa Monica Community College District GO	5.000%	8/1/43	1,500	1,539
	Santa Monica Community College District GO	4.000%	8/1/47	3,000	2,636
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	8,385
[1]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,380
	South San Francisco Unified School District GO	4.000%	9/1/48	30	26
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	298
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/48	7,510	7,765
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/53	5,000	5,238
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/41	5,025	5,063
	Southwestern Community College District GO	0.000%	8/1/46	320	93
[5]	Southwestern Community College District GO	2.500%	8/1/46	1,000	603
	Southwestern Community College District GO	4.000%	8/1/47	12,095	10,594
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,545
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,760	4,120
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	565
	Sweetwater Union High School District GO	4.000%	8/1/42	9,000	8,021
	Torrance Unified School District GO	0.000%	8/1/34	4,300	2,376
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	210	214
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	31
	University of California College & University Revenue	5.000%	5/15/24	10,575	10,653
	University of California College & University Revenue	5.000%	5/15/25	100	102
	University of California College & University Revenue	5.000%	5/15/26	10,920	11,311
	University of California College & University Revenue	5.000%	5/15/27	9,990	10,506
	University of California College & University Revenue	5.000%	5/15/28	105	107
	University of California College & University Revenue	5.000%	5/15/29	7,885	8,511
	University of California College & University Revenue	5.000%	5/15/30	26,070	28,356
	University of California College & University Revenue	5.000%	5/15/31	2,500	2,744
	University of California College & University Revenue	5.000%	5/15/32	10	11
	University of California College & University Revenue	5.000%	5/15/32	2,500	2,759
	University of California College & University Revenue	5.000%	5/15/32	3,000	3,325
	University of California College & University Revenue	4.000%	5/15/33	20	20
	University of California College & University Revenue	5.000%	5/15/33	1,700	1,799
	University of California College & University Revenue	5.000%	5/15/33	2,500	2,796
	University of California College & University Revenue	5.000%	5/15/33	75	81
	University of California College & University Revenue	4.000%	5/15/34	3,500	3,431
	University of California College & University Revenue	5.000%	5/15/34	1,385	1,461
	University of California College & University Revenue	5.000%	5/15/34	20	22
	University of California College & University Revenue	5.000%	5/15/35	145	152
	University of California College & University Revenue	5.000%	5/15/35	50	54
	University of California College & University Revenue	5.000%	5/15/35	25	27
	University of California College & University Revenue	5.000%	5/15/35	16,345	18,146
	University of California College & University Revenue	5.000%	5/15/35	50	56
	University of California College & University Revenue	5.000%	5/15/36	3,875	3,995
	University of California College & University Revenue	5.000%	5/15/36	45	47
	University of California College & University Revenue	5.000%	5/15/36	85	92
	University of California College & University Revenue	5.000%	5/15/36	3,140	3,451
	University of California College & University Revenue	5.000%	5/15/37	5,025	5,455
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,151
	University of California College & University Revenue	5.000%	5/15/39	1,255	1,317
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,060
27

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California College & University Revenue	5.000%	5/15/39	1,115	1,195
	University of California College & University Revenue	4.000%	5/15/40	2,500	2,292
	University of California College & University Revenue	5.500%	5/15/40	5,000	5,513
	University of California College & University Revenue	5.000%	5/15/41	4,760	4,790
	University of California College & University Revenue	5.000%	5/15/41	2,385	2,489
	University of California College & University Revenue	5.000%	5/15/41	3,000	3,178
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,039
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,041
	University of California College & University Revenue	5.000%	5/15/42	5,000	5,270
	University of California College & University Revenue	5.000%	5/15/43	19,005	19,412
	University of California College & University Revenue	5.000%	5/15/43	5,400	5,603
	University of California College & University Revenue	5.000%	5/15/43	5,045	5,306
	University of California College & University Revenue	5.000%	5/15/44	19,345	19,358
	University of California College & University Revenue	5.250%	5/15/44	3,520	3,527
	University of California College & University Revenue	4.000%	5/15/46	2,015	1,793
	University of California College & University Revenue	5.000%	5/15/46	17,865	17,890
	University of California College & University Revenue	4.000%	5/15/47	11,225	9,943
	University of California College & University Revenue	5.000%	5/15/47	475	479
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,161
	University of California College & University Revenue	4.000%	5/15/48	6,300	5,560
	University of California College & University Revenue	5.000%	5/15/48	9,335	9,448
	University of California College & University Revenue	2.500%	5/15/50	3,000	1,702
	University of California College & University Revenue	4.000%	5/15/50	1,500	1,313
	University of California College & University Revenue	4.000%	5/15/51	10,000	8,716
	University of California College & University Revenue	5.000%	5/15/52	4,985	5,126
	University of California College & University Revenue	5.250%	5/15/58	725	742
	University of California College & University Revenue (Limited Project)	5.000%	5/15/25	565	577
	University of California College & University Revenue (Limited Project)	5.000%	5/15/27	120	122
	University of California College & University Revenue (Limited Project)	5.000%	5/15/29	670	679
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,000	1,013
	University of California College & University Revenue (Limited Project)	5.000%	5/15/32	100	104
	University of California College & University Revenue (Limited Project)	5.000%	5/15/34	25	27
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	4,420	4,514
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	875	832
	University of California College & University Revenue (Limited Project)	4.000%	5/15/36	15	15
	University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,150	1,151
	University of California College & University Revenue (Limited Project)	5.000%	5/15/42	25,695	25,982
	University of California College & University Revenue (Limited Project)	4.000%	5/15/46	1,350	1,193
	University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	9,434
	University of California College & University Revenue (Limited Project)	5.000%	5/15/47	26,170	26,300
	University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	6,529
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,300
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	4,000	2,641
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,095	1,807
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	5,050	5,101
	University of California College & University Revenue, Prere.	5.000%	5/15/29	7,600	8,204
	Upland Unified School District GO	0.000%	8/1/50	100	23
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,324
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	902
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,479
	Ventura County Community College District GO	3.125%	8/1/31	435	404
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	160
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,637
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	608
[1]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,206
	West Valley-Mission Community College District GO	4.000%	8/1/40	100	92
	Westside Union School District GO	0.000%	8/1/40	355	147
	Westside Union School District GO	0.000%	8/1/45	265	82
[1]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,128
	William S Hart Union High School District GO	0.000%	8/1/33	850	555
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	860
[6]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	815
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	225
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,127
					5,097,060
28

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Colorado (1.4%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,550	2,584
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,650	7,894
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	100	103
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	8,758
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,140
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,000	4,111
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,027
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	300	312
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	5,000	5,208
	Adams County CO COP	4.000%	12/1/45	12,930	10,954
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,156
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,065	1,101
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,490	3,607
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,670	2,760
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,650
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,250
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	20,907
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	7,540
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	6,852
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	11,175	11,321
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	15,000	15,196
	City & County of Denver CO Airport System Revenue Port, Airport & Marina Revenue	4.000%	11/15/43	745	662
[5]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	3,760
	Colorado COP	5.000%	12/15/30	3,760	3,937
	Colorado COP	5.000%	12/15/31	3,220	3,415
	Colorado COP	5.000%	12/15/31	25	26
	Colorado COP	5.000%	12/15/32	45	47
	Colorado COP	5.000%	12/15/33	15	16
	Colorado COP	4.000%	12/15/34	75	74
	Colorado COP	4.000%	12/15/35	5,805	5,570
	Colorado COP	4.000%	12/15/35	6,025	5,781
	Colorado COP	3.000%	12/15/36	125	99
	Colorado COP	4.000%	12/15/36	8,705	8,186
	Colorado COP	4.000%	12/15/37	310	286
	Colorado COP	4.000%	12/15/38	840	765
	Colorado COP	4.000%	12/15/38	6,000	5,465
	Colorado COP	6.000%	12/15/38	2,110	2,372
	Colorado COP	6.000%	12/15/39	5,000	5,596
	Colorado COP	4.000%	12/15/40	3,640	3,218
	Colorado COP	6.000%	12/15/40	5,000	5,574
	Colorado COP	6.000%	12/15/41	2,860	3,179
	Colorado COP	5.250%	3/15/42	5,945	6,053
	Colorado COP	4.000%	3/15/45	5,255	4,455
	Colorado COP	4.000%	3/15/46	7,000	5,881
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	723
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	1,060	1,029
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	400
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	8,407
[4]	Colorado School of Mines College & University Revenue	5.250%	12/1/48	3,000	3,042
[4]	Colorado School of Mines College & University Revenue	5.250%	12/1/53	3,000	3,025
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	656
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	581
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	608
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	704
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	773
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	537
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	534
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	531
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	531
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	6,630	5,677
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/48	2,500	2,587
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	8,538
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	11,000	11,302
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	2,935	3,020
	Colorado Springs CO Utilities System Multiple Utility Water Revenue	5.000%	11/15/25	1,100	1,126
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	871
29

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,230	4,322
	Denver City & County School District No. 1 GO	5.000%	12/1/24	225	228
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,995	1,999
	Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,695
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,463
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	178
	Denver City & County School District No. 1 GO	5.000%	12/1/45	90	92
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	13,420	11,162
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	820	838
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,500
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	10,000	9,860
	Denver CO City & County GO	5.000%	8/1/27	3,525	3,698
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,114
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	1,904
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,524
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,418
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,423
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,032
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	8,175
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	526
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	12,560	10,494
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,355	2,177
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,195	1,231
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,355	3,394
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	584
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	134
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	559
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	175
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	2,479
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	245
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,808
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	600	597
[7]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	930
[5]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	8,061
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,156
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	200	179
	Jefferson County School District R-1 GO	5.000%	12/15/35	5	5
	Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,346
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,025	1,077
	Parker CO Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,132
	Regional Transportation District COP	4.000%	6/1/40	500	428
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	2,000	2,073
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	230	238
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	69
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	1,800	1,888
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	1,900	1,993
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,550	2,707
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,000	2,123
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	209
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/31	3,000	3,251
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	643
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/37	3,000	3,197
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	14,667
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	2,686
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	166
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,000	1,017
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	254
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	17,315	17,621
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,303
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,970	1,998
	Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,089
					419,584
Connecticut (1.9%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,000	1,016
	Connecticut GO	3.000%	1/15/24	8,100	8,077
	Connecticut GO	5.000%	1/15/24	3,190	3,197
	Connecticut GO	5.000%	3/15/24	5,780	5,805
30

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	4/15/24	1,080	1,086
Connecticut GO	5.000%	5/15/24	6,125	6,163
Connecticut GO	4.000%	6/15/24	220	220
Connecticut GO	5.000%	7/15/24	1,485	1,497
Connecticut GO	5.000%	7/15/24	3,450	3,477
Connecticut GO	5.000%	8/1/24	1,400	1,412
Connecticut GO	5.000%	9/15/24	2,435	2,459
Connecticut GO	5.000%	11/15/24	7,600	7,688
Connecticut GO	5.000%	4/15/25	5,380	5,468
Connecticut GO	5.000%	4/15/25	1,750	1,778
Connecticut GO	5.000%	6/15/25	2,670	2,718
Connecticut GO	5.000%	8/1/25	1,000	1,017
Connecticut GO	5.000%	9/15/25	3,730	3,809
Connecticut GO	5.000%	10/15/25	5,160	5,273
Connecticut GO	5.000%	11/15/25	650	665
Connecticut GO	5.000%	11/15/25	3,700	3,784
Connecticut GO	5.000%	1/15/26	1,195	1,225
Connecticut GO	5.000%	5/15/26	5,330	5,484
Connecticut GO	5.000%	6/15/26	4,075	4,140
Connecticut GO	5.000%	8/1/26	500	516
Connecticut GO	5.000%	9/15/26	175	181
Connecticut GO	5.000%	10/15/26	1,080	1,117
Connecticut GO	5.000%	11/15/26	1,795	1,832
Connecticut GO	4.000%	1/15/27	1,580	1,588
Connecticut GO	5.000%	1/15/27	2,260	2,343
Connecticut GO	5.000%	4/15/27	2,755	2,865
Connecticut GO	5.000%	4/15/27	2,000	2,080
Connecticut GO	5.000%	5/15/27	620	638
Connecticut GO	5.000%	6/15/27	910	923
Connecticut GO	5.000%	6/15/27	1,305	1,360
Connecticut GO	5.000%	8/15/27	655	676
Connecticut GO	5.000%	9/15/27	270	282
Connecticut GO	5.000%	11/15/27	2,320	2,364
Connecticut GO	5.000%	11/15/27	115	121
Connecticut GO	5.000%	11/15/27	3,190	3,343
Connecticut GO	4.000%	1/15/28	100	101
Connecticut GO	4.000%	1/15/28	10,805	10,881
Connecticut GO	5.000%	1/15/28	1,050	1,102
Connecticut GO	5.000%	4/15/28	1,280	1,347
Connecticut GO	5.000%	4/15/28	2,660	2,800
Connecticut GO	5.000%	6/15/28	3,250	3,428
Connecticut GO	5.000%	9/15/28	6,185	6,542
Connecticut GO	5.000%	11/15/28	570	581
Connecticut GO	5.000%	4/15/29	300	312
Connecticut GO	5.000%	6/15/29	2,855	2,892
Connecticut GO	3.250%	11/15/29	1,785	1,669
Connecticut GO	5.000%	11/15/29	165	176
Connecticut GO	4.000%	1/15/30	150	151
Connecticut GO	4.000%	1/15/30	1,150	1,155
Connecticut GO	5.000%	4/15/30	1,600	1,697
Connecticut GO	5.000%	9/15/30	375	403
Connecticut GO	4.000%	1/15/31	160	160
Connecticut GO	4.000%	1/15/31	1,430	1,432
Connecticut GO	5.000%	1/15/31	15	16
Connecticut GO	5.000%	4/15/31	460	486
Connecticut GO	5.000%	9/15/31	1,000	1,082
Connecticut GO	3.000%	1/15/32	8,575	7,542
Connecticut GO	4.000%	1/15/32	1,175	1,173
Connecticut GO	5.000%	1/15/32	105	112
Connecticut GO	5.000%	4/15/32	175	181
Connecticut GO	5.000%	6/15/32	1,500	1,512
Connecticut GO	5.000%	8/1/32	2,500	2,720
Connecticut GO	5.000%	11/15/32	125	126
Connecticut GO	5.000%	11/15/32	85	93
Connecticut GO	5.000%	11/15/32	200	218
Connecticut GO	3.000%	1/15/33	1,210	1,052
Connecticut GO	5.000%	4/15/33	6,700	6,909
31

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut GO	5.000%	4/15/33	2,615	2,757
Connecticut GO	5.000%	8/1/33	1,000	1,095
Connecticut GO	5.000%	10/15/33	2,800	2,862
Connecticut GO	3.000%	1/15/34	2,275	1,947
Connecticut GO	4.000%	1/15/34	2,385	2,353
Connecticut GO	5.000%	4/15/34	5,300	5,459
Connecticut GO	5.000%	4/15/34	30	32
Connecticut GO	5.000%	10/15/34	100	102
Connecticut GO	5.000%	11/15/34	1,000	1,007
Connecticut GO	4.000%	1/15/35	5	5
Connecticut GO	4.000%	3/15/35	15	15
Connecticut GO	5.000%	11/15/35	5,000	5,027
Connecticut GO	3.000%	1/15/36	5,595	4,596
Connecticut GO	4.000%	1/15/36	210	204
Connecticut GO	4.000%	6/1/36	1,250	1,196
Connecticut GO	3.375%	10/15/36	85	72
Connecticut GO	5.000%	11/15/36	95	101
Connecticut GO	4.000%	1/15/37	3,805	3,618
Connecticut GO	4.000%	1/15/37	10,000	9,507
Connecticut GO	4.000%	4/15/37	90	85
Connecticut GO	3.000%	1/15/38	3,375	2,625
Connecticut GO	4.000%	1/15/38	300	278
Connecticut GO	3.000%	6/1/38	1,000	774
Connecticut GO	4.000%	1/15/39	1,000	919
Connecticut GO	3.000%	1/15/40	2,750	2,074
Connecticut GO	5.000%	1/15/40	1,500	1,540
Connecticut GO	5.000%	11/15/40	2,000	2,078
Connecticut GO	2.000%	1/15/41	1,835	1,061
Connecticut GO	3.000%	1/15/41	6,260	4,638
Connecticut GO	3.000%	1/15/42	100	73
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	4,000	4,007
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/24	1,525	1,526
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/24	1,500	1,511
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	268
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	296
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	205	207
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,350	1,373
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,848
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,095
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	405	413
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,010
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	4,722
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,060	7,214
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,200	1,234
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	7,860	8,084
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	519
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,172
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	3,205	3,213
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,105	1,145
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,400	2,498
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	425	443
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,810	4,887
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,387
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,776
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,268
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	4,995	5,226
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	9,610	10,121
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,360	1,432
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,250	1,319
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,380	2,419
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	985	1,013
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	5,500	5,760
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,358
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	3,889
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	151
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	175
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	1,953
32

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	7,950	8,154
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	226
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,840	3,996
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	5	5
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,000	2,160
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,000	3,240
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	414
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	5,200	5,445
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	16,550	16,590
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,410	1,503
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,140	3,376
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	95	103
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,495	2,516
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,579
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	1,545	1,615
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,925	1,997
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	90	97
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,000	1,095
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	2,000	2,190
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,565	1,713
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	141
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,748
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,210
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/33	1,500	1,616
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/34	4,500	4,666
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,260	4,528
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,000	3,214
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	4,000	4,399
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,115	2,128
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,083
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	6,443
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,586
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,000	1,082
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,130	2,320
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,590	3,608
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	2,710	2,610
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	680	726
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	1,735	1,663
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	1,790	1,929
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	7,972
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	1,575	1,489
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,225
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,000	2,120
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,600	2,770
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/37	50	51
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,345	2,194
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,050
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	2,030	2,138
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,325
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	381
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,044
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	3,435	3,600
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,439
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	392
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	514
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	240	255
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,335
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	4,490	4,084
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,715	7,945
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,274
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/41	5,000	5,308
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,300	2,372
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	5,000	5,277
[4]	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	5,530	5,822
	Connecticut Special Tax Special Obligation Revenue	5.000%	8/1/26	205	209
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,026
[5]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	2,620	1,954
33

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,509
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,950	1,927
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,907
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	1,000	964
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	8,190	7,634
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	2,901
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,035	6,373
Hartford County Metropolitan District Clean Water Project Water Revenue (Green Bond), Prere.	5.000%	11/1/24	4,140	4,189
University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,190
University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	2,872
University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,005
				571,520
Delaware (0.1%)
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	2,755
Delaware River & Bay Authority Highway Revenue	4.125%	1/1/39	3,500	3,139
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	13,525	11,331
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,855	21,508
Sussex DE GO	1.750%	3/15/36	2,280	1,574
University of Delaware College & University Revenue	5.000%	11/1/40	500	513
University of Delaware College & University Revenue	5.000%	11/1/41	755	768
University of Delaware College & University Revenue	5.000%	11/1/42	750	757
University of Delaware College & University Revenue	5.000%	11/1/43	485	488
University of Delaware College & University Revenue	5.000%	11/1/44	2,875	2,879
University of Delaware College & University Revenue	5.000%	11/1/45	500	498
				46,210
District of Columbia (1.5%)
District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,356
District of Columbia Appropriations Revenue	5.000%	12/1/34	2,340	2,466
District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,438
District of Columbia College & University Revenue	5.000%	4/1/34	1,635	1,659
District of Columbia GO	5.000%	6/1/24	400	403
District of Columbia GO	5.000%	10/15/26	1,575	1,634
District of Columbia GO	5.000%	6/1/27	2,580	2,697
District of Columbia GO	5.000%	10/15/28	5	5
District of Columbia GO	5.000%	6/1/29	3,085	3,296
District of Columbia GO	5.000%	10/15/29	625	666
District of Columbia GO	5.000%	10/15/30	365	388
District of Columbia GO	5.000%	6/1/31	16,610	16,669
District of Columbia GO	5.000%	6/1/31	3,460	3,582
District of Columbia GO	5.000%	10/15/31	205	217
District of Columbia GO	5.000%	6/1/32	14,030	14,071
District of Columbia GO	5.000%	6/1/32	435	449
District of Columbia GO	5.000%	10/15/32	3,500	3,702
District of Columbia GO	5.000%	6/1/33	7,385	7,402
District of Columbia GO	5.000%	6/1/33	9,490	9,801
District of Columbia GO	5.000%	10/15/33	10	11
District of Columbia GO	4.000%	6/1/34	2,490	2,461
District of Columbia GO	5.000%	6/1/34	13,015	13,429
District of Columbia GO	5.000%	10/15/34	60	63
District of Columbia GO	5.000%	2/1/35	150	161
District of Columbia GO	5.000%	6/1/35	1,635	1,638
District of Columbia GO	5.000%	10/15/35	90	95
District of Columbia GO	4.000%	6/1/36	555	530
District of Columbia GO	5.000%	6/1/36	405	409
District of Columbia GO	5.000%	6/1/36	35	36
District of Columbia GO	5.000%	6/1/36	3,000	3,075
District of Columbia GO	5.000%	10/15/36	20	21
District of Columbia GO	4.000%	6/1/37	875	819
District of Columbia GO	5.000%	6/1/37	2,240	2,285
District of Columbia GO	5.000%	10/15/37	25	26
District of Columbia GO	5.000%	6/1/38	14,865	14,731
District of Columbia GO	5.000%	6/1/38	25	25
District of Columbia GO	5.000%	1/1/40	3,170	3,310
District of Columbia GO	4.000%	6/1/41	180	162
District of Columbia GO	5.000%	6/1/41	5,595	5,597
District of Columbia GO	5.000%	6/1/41	2,265	2,265
34

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	District of Columbia GO	5.000%	1/1/43	2,075	2,135
	District of Columbia GO	5.000%	1/1/45	2,000	2,046
	District of Columbia GO	5.250%	1/1/48	3,040	3,152
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,500	1,516
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,210	1,223
	District of Columbia Income Tax Revenue	5.000%	12/1/24	18,000	18,227
	District of Columbia Income Tax Revenue	5.000%	10/1/25	1,135	1,160
	District of Columbia Income Tax Revenue	5.000%	12/1/25	8,250	8,458
	District of Columbia Income Tax Revenue	5.000%	10/1/27	1,395	1,463
	District of Columbia Income Tax Revenue	5.000%	10/1/27	520	545
	District of Columbia Income Tax Revenue	5.000%	10/1/28	7,465	7,924
	District of Columbia Income Tax Revenue	5.000%	12/1/28	165	176
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	149
	District of Columbia Income Tax Revenue	5.000%	10/1/29	1,030	1,103
	District of Columbia Income Tax Revenue	5.000%	3/1/31	510	542
	District of Columbia Income Tax Revenue	5.000%	3/1/32	150	159
	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	6,596
	District of Columbia Income Tax Revenue	5.000%	3/1/33	35	37
	District of Columbia Income Tax Revenue	5.000%	7/1/33	25	27
	District of Columbia Income Tax Revenue	5.000%	12/1/33	35	38
	District of Columbia Income Tax Revenue	5.000%	3/1/34	150	159
	District of Columbia Income Tax Revenue	5.000%	10/1/34	1,050	1,113
	District of Columbia Income Tax Revenue	5.000%	3/1/35	65	69
	District of Columbia Income Tax Revenue	5.000%	3/1/35	565	596
	District of Columbia Income Tax Revenue	5.000%	7/1/35	1,240	1,341
	District of Columbia Income Tax Revenue	5.000%	12/1/35	10	11
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,735	1,817
	District of Columbia Income Tax Revenue	5.000%	7/1/36	85	91
	District of Columbia Income Tax Revenue	4.000%	3/1/37	7,300	6,859
	District of Columbia Income Tax Revenue	5.000%	3/1/37	50	52
	District of Columbia Income Tax Revenue	5.000%	7/1/37	55	58
	District of Columbia Income Tax Revenue	5.000%	12/1/37	6,675	7,061
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,034
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,395	4,605
	District of Columbia Income Tax Revenue	5.000%	3/1/39	7,975	8,230
	District of Columbia Income Tax Revenue	5.000%	7/1/39	40	42
	District of Columbia Income Tax Revenue	4.000%	3/1/40	7,180	6,486
	District of Columbia Income Tax Revenue	5.000%	7/1/40	1,590	1,651
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,670	1,727
	District of Columbia Income Tax Revenue	5.000%	7/1/42	10,175	10,477
	District of Columbia Income Tax Revenue	5.000%	3/1/44	7,685	7,772
	District of Columbia Income Tax Revenue	4.000%	5/1/45	8,505	7,356
	District of Columbia Income Tax Revenue	5.000%	5/1/45	4,105	4,176
	District of Columbia Income Tax Revenue	5.000%	7/1/47	3,375	3,435
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	980
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	885
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	13,000	11,325
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	873
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	1,430	1,449
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	4,545	3,856
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,150	4,328
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	5,050	5,072
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	4,575	3,820
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	1,250	1,262
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	355
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,125
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	766
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	4,192
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	219
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	402
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	816
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,594
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	24,430	19,091
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,000	1,304
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,000	16,572
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	2,914
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,080	4,191
35

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	2,967
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	25,338
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	1,350	1,394
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	5	5
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,100	2,183
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	4,665	4,974
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/32	7,600	8,170
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	105	113
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	50	41
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	510	531
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	205	215
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	265	273
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	390	290
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/40	2,195	1,964
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	140	144
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,720	1,763
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	2,545	1,783
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	310	317
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	1,430	1,448
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	825	839
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/46	2,370	2,037
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	200	202
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	6,810
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	14,945	15,104
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	5,595	5,726
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	1,000	1,016
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	6,415	6,365
					445,347
Florida (3.2%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	805	701
	Broward County FL School District COP	5.000%	7/1/24	195	196
	Broward County FL School District COP	5.000%	7/1/25	555	563
	Broward County FL School District COP	5.000%	7/1/27	2,170	2,271
	Broward County FL School District COP	5.000%	7/1/28	8,970	9,473
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,550
	Broward County FL Tourist Development Miscellaneous Tax Revenue	4.000%	9/1/51	30	24
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	2,950	3,030
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,000	7,853
[4,5]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/48	1,000	1,023
[4,5]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/54	2,000	2,046
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	3,717
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,602
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,800	4,940
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	3,065	3,193
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,425	2,474
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,780	9,241
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	125	122
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,237
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	365	368
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	9,510
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	282
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,051
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	462
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,377
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	45	48
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	3,499
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	440	369
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	630
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	934
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,175	1,037
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	2,250	2,278
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,495	7,387
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,010
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	1,718
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	2,995	2,567
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,225
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,336
36

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duval County Public Schools COP	5.000%	7/1/24	1,000	1,005
[1]	Duval County Public Schools COP	5.000%	7/1/26	65	67
[1]	Duval County Public Schools COP	5.000%	7/1/27	1,065	1,107
[1]	Duval County Public Schools COP	5.000%	7/1/28	1,740	1,825
[1]	Duval County Public Schools COP	5.000%	7/1/29	1,580	1,669
[1]	Duval County Public Schools COP	5.000%	7/1/30	1,645	1,737
[1]	Duval County Public Schools COP	5.000%	7/1/31	2,070	2,181
[1]	Duval County Public Schools COP	5.000%	7/1/34	1,180	1,238
[1]	Duval County Public Schools COP	5.000%	7/1/35	1,290	1,355
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/32	105	111
[1]	Duval County Public Schools Lease Appropriation COP	5.000%	7/1/33	10	11
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,359
	Florida Department of Management Services COP	5.000%	11/1/26	415	428
	Florida Department of Management Services COP	5.000%	11/1/27	260	271
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,775	1,856
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	1,916
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/38	5,495	3,612
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,374
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,345
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	6,690	4,654
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	13,365	13,396
	Florida GO	5.000%	6/1/24	1,065	1,072
	Florida GO	5.000%	6/1/24	4,110	4,137
	Florida GO	5.000%	6/1/25	15,000	15,277
	Florida GO	5.000%	6/1/26	2,960	3,056
	Florida GO	4.000%	7/1/30	730	736
	Florida GO	5.000%	6/1/33	17,500	19,446
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	509
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	3,951
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	12,420	8,111
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	2,967
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	5,000	5,030
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,000	5,050
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	4,655	4,721
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,000	4,061
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,600	3,649
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,762
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,501
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,440
	Florida Lottery Revenue	5.000%	7/1/25	1,920	1,955
	Florida Lottery Revenue	5.000%	7/1/26	1,660	1,712
	Florida Lottery Revenue	5.000%	7/1/27	2,615	2,732
	Florida Lottery Revenue	5.000%	7/1/28	1,610	1,703
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	656
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,225	5,338
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,330	1,358
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	1,880	1,916
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,315
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,685	1,713
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/48	3,000	3,180
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	5,380	5,663
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	2,670	2,132
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,052
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	2,040	2,053
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	394
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	40
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,235
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	10
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,512
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	12,658
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	17,167
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	2,944
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	378
[1]	Hollywood FL GO	4.000%	7/1/41	3,330	2,909
	Jacksonville FL General Fund Revenue	5.250%	10/1/48	5,000	5,124
	Jacksonville FL General Fund Revenue	5.500%	10/1/53	5,000	5,229
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	791
37

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	540
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	519
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	334
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,085	2,148
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	3,400	3,556
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	70	73
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,030
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,807
	JEA Electric System Electric Power & Light Revenue	3.375%	10/1/34	65	57
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	1,880
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,980	2,683
[5]	Lake Worth Beach FL Consolidated Utility Multiple Utility Revenue	4.000%	10/1/52	3,250	2,621
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	4,868
	Lee County School Board COP	4.000%	8/1/46	6,000	5,034
	Lee County School Board COP	4.000%	8/1/48	4,000	3,321
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/48	5,000	4,206
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/53	5,000	4,127
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	7,289
	Miami Beach FL GO	4.000%	5/1/44	115	98
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	17,000	16,896
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,882
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,262
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	270
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	235
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,158
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	5,585	5,510
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	222
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	545	441
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/53	9,710	7,588
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	4,320	4,337
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	959
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,352
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,818
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	826
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	8,000	7,521
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	260
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,431
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	3,650	3,649
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	980
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,379
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	924
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	9,789
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	1,100	1,104
	Miami-Dade County FL GO	4.000%	7/1/35	110	106
	Miami-Dade County FL GO	4.000%	7/1/42	85	75
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,201
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/48	2,500	2,470
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,167
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,125
[10]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	2,060	2,384
[10]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	115
[10]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	312
[10]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	464
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	808
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	11,756
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	8,569
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	996
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,388
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	1,575	1,334
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/45	20	17
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	2,000	2,013
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/46	40	40
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,000	816
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	16,000	15,817
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	4,045	4,112
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,455	1,521
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,510	1,579
38

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	1,455	1,507
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	300	310
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	1,345	1,362
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	12,000	12,147
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	1,750	1,617
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	6,200	5,655
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	3,545	3,106
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	6,485	6,510
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	1,860	1,597
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	6,838
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	1,000	839
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	1,600	1,604
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/47	1,215	853
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,420	2,826
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,515	2,914
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/49	26,025	21,339
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,000	3,268
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,338
	Miami-Dade County School Board COP	5.000%	2/1/25	220	222
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,844
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,028
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,355
	Miami-Dade County School Board COP	5.000%	2/1/29	10,055	10,224
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,373
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,243
	Miami-Dade FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/24	2,400	2,419
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	7,500	7,511
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	13,975
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	4,918
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	228
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,268
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	1,930
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,088
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	312
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	183
	Orange County School Board COP	5.000%	8/1/32	6,530	7,068
	Orange County School Board COP	5.000%	8/1/33	2,650	2,708
	Orange County School Board COP	5.000%	8/1/34	2,500	2,545
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,855	1,888
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	204
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	23,615	23,740
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	3,865	3,885
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,010
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,022
[6]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	638
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	577
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	262
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	603
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,097
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	442
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	263
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	149
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	2,752
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	572
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	826
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,536
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	2,000	364
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,189
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	390
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	6,535
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	361
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	2,315	643
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	398
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	625
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	4,000	895
	Palm Beach County School District COP	5.000%	8/1/26	1,250	1,290
	Palm Beach County School District COP	5.000%	8/1/26	275	279
39

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County School District COP	5.000%	8/1/27	2,475	2,580
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,005
	Palm Beach County School District COP	5.000%	8/1/28	1,870	1,971
	Palm Beach County School District COP	5.000%	8/1/29	205	215
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,227
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,126
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	4,470
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,079
[1]	Pasco FL Intergovernmental Agreement Revenue	5.000%	9/1/48	9,500	9,319
[1]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	9,200	9,610
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	105	76
[4]	Sarasota County FL Sales Tax Revenue	5.000%	10/1/29	2,825	3,010
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	5,660
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,169
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,025	2,042
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,550
	School Board of Miami-Dade County COP	5.000%	2/1/30	5,000	5,081
	School Board of Miami-Dade County COP	3.250%	2/1/33	295	263
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,605
[5]	School Board of Miami-Dade County GO	5.000%	3/15/52	15,000	15,058
	School District of Broward County COP	5.000%	7/1/30	310	332
	School District of Broward County COP	5.000%	7/1/31	15	16
	School District of Broward County COP	5.000%	7/1/32	20	21
	School District of Broward County COP	5.000%	7/1/33	1,060	1,118
	School District of Broward County COP	5.000%	7/1/34	30	32
	South Florida Water Management District COP	5.000%	10/1/33	2,250	2,298
	South Florida Water Management District COP	5.000%	10/1/35	135	137
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	20,000	20,211
	St. Johns County FL Water & Sewer Water Revenue, Prere.	5.000%	6/1/24	700	704
	St. Johns County FL Water & Sewer Water Revenue, Prere.	5.000%	6/1/24	1,000	1,006
[1]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/48	7,500	7,426
[1]	St. Lucie County School Board Lease (Appropriation) (Master Lease Program) COP	5.250%	7/1/53	7,500	7,584
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,178
	Tampa Bay Water Revenue	4.000%	10/1/30	5,000	4,840
	Tampa Bay Water Revenue	4.000%	10/1/31	10,000	9,629
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	11,851
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	845
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	2,732
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,004
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	649
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,431
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	5,405	5,467
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	11,555	11,713
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	14,015	14,136
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	6,950	7,148
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	7,250	6,161
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,365	8,241
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	1,882
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,006
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	522
[5]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	3,999
[5]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,267
					964,584
Georgia (1.7%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	1,555	1,557
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/26	4,465	4,472
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,778
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	295
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/33	5,300	5,308
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/34	8,000	8,012
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	15,488
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,724
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,021
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,753
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,725	1,775
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	156
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	1,305	1,316
40

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	239
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	2,350	2,357
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	360	365
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	167
[7]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,515	1,544
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	1,420	1,441
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	218
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,271
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,013
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	18,530	18,419
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	284
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	50	39
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,249
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,460	2,506
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	265
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	4,970	5,062
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/42	10	8
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/40	3,115	3,241
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	30	31
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	9,500	9,609
	Georgia GO	5.000%	12/1/23	200	200
	Georgia GO	5.000%	7/1/24	8,895	8,967
	Georgia GO	4.000%	1/1/25	1,295	1,299
	Georgia GO	5.000%	2/1/25	2,350	2,386
	Georgia GO	5.000%	2/1/25	1,290	1,294
	Georgia GO	5.000%	2/1/25	2,230	2,264
	Georgia GO	4.000%	7/1/25	1,245	1,251
	Georgia GO	5.000%	7/1/25	2,000	2,041
	Georgia GO	5.000%	8/1/25	200	204
	Georgia GO	5.000%	12/1/25	340	349
	Georgia GO	4.000%	2/1/26	9,135	9,135
	Georgia GO	4.000%	7/1/26	13,835	13,939
	Georgia GO	5.000%	7/1/26	2,750	2,842
	Georgia GO	5.000%	2/1/27	5,065	5,199
	Georgia GO	5.000%	2/1/27	2,825	2,831
	Georgia GO	4.000%	7/1/27	15,415	15,611
	Georgia GO	5.000%	7/1/27	2,115	2,216
	Georgia GO	5.000%	7/1/27	6,395	6,700
	Georgia GO	5.000%	7/1/27	100	104
	Georgia GO	5.000%	8/1/27	5,630	5,906
	Georgia GO	5.000%	1/1/28	1,990	2,069
	Georgia GO	5.000%	2/1/28	5,140	5,350
	Georgia GO	5.000%	2/1/28	10	10
	Georgia GO	4.000%	7/1/28	90	92
	Georgia GO	5.000%	7/1/28	200	208
	Georgia GO	5.000%	7/1/28	1,155	1,227
	Georgia GO	5.000%	7/1/28	6,110	6,490
	Georgia GO	5.000%	7/1/28	5,575	5,922
	Georgia GO	5.000%	8/1/28	5,780	6,146
	Georgia GO	4.000%	1/1/29	2,415	2,430
	Georgia GO	3.000%	2/1/29	560	529
	Georgia GO	5.000%	2/1/29	470	482
	Georgia GO	5.000%	2/1/29	90	94
	Georgia GO	5.000%	7/1/29	3,340	3,491
	Georgia GO	5.000%	7/1/29	1,360	1,438
	Georgia GO	5.000%	7/1/29	8,450	9,079
	Georgia GO	5.000%	8/1/29	3,625	3,898
	Georgia GO	5.000%	2/1/30	5,000	5,121
	Georgia GO	5.000%	2/1/30	525	545
	Georgia GO	5.000%	7/1/30	6,305	6,754
	Georgia GO	5.000%	7/1/30	2,055	2,143
	Georgia GO	5.000%	7/1/30	9,655	10,474
	Georgia GO	5.000%	8/1/30	1,110	1,204
	Georgia GO	5.000%	2/1/31	10,140	10,510
	Georgia GO	5.000%	7/1/31	2,000	2,142
	Georgia GO	5.000%	7/1/31	9,675	10,591
	Georgia GO	5.000%	8/1/31	100	108
41

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia GO	5.000%	7/1/32	1,485	1,559
	Georgia GO	5.000%	7/1/32	5,110	5,585
	Georgia GO	5.000%	7/1/32	1,425	1,526
	Georgia GO	5.000%	8/1/32	1,890	2,046
	Georgia GO	3.000%	7/1/33	175	157
	Georgia GO	5.000%	7/1/33	1,025	1,131
	Georgia GO	5.000%	8/1/33	9,265	10,031
	Georgia GO	3.000%	2/1/34	250	222
	Georgia GO	4.000%	7/1/34	5,000	5,042
	Georgia GO	5.000%	7/1/34	5	6
	Georgia GO	5.000%	7/1/36	14,000	15,185
[7]	Georgia Local Government COP	4.750%	6/1/28	83	82
[9]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	270	278
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	125	129
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,158
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,168
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	579
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,203
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	500	507
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	857
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	2,958
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,411
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	933
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	8,000	6,186
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,436
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,230	4,839
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	2,782
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	11,445	9,748
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/63	10,405	10,029
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	4,230	4,065
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	3,780	3,638
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,045	4,103
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,015
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	80	84
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	3,640
	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	10	8
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	3,250	2,938
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,065	1,090
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,104
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,700	2,754
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,570	2,964
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	250	252
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,018
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,328
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,604
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,865	13,698
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	3,915
	Gwinnett County School District GO	5.000%	8/1/25	1,525	1,556
	Gwinnett County School District GO	5.000%	8/1/26	5,150	5,328
	Gwinnett County School District GO	5.000%	8/1/27	15,945	16,726
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,066
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	579
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	566
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	554
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,635	1,641
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,148
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	363
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	4,750
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	925	770
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	101
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/38	75	63
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	1,425	1,133
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	8,390	8,403
	Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	66
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	70	72
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	18,064
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	3,900	4,276
42

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	3,810	3,517
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,064
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	1,906
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	2,000	1,995
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,109
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	2,360	2,371
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	191
				521,637
Hawaii (0.5%)
Chicago Board of Education GO (Honolulu Rail Transit Project)	5.000%	9/1/30	1,600	1,683
Hawaii Airports System Airport Port, Airport & Marina Revenue	5.000%	7/1/34	75	79
Hawaii GO	5.000%	8/1/24	265	267
Hawaii GO	5.000%	10/1/24	720	727
Hawaii GO	5.000%	8/1/25	770	776
Hawaii GO	5.000%	8/1/26	1,420	1,431
Hawaii GO	5.000%	10/1/26	2,160	2,204
Hawaii GO	5.000%	4/1/27	1,290	1,323
Hawaii GO	5.000%	8/1/27	1,140	1,148
Hawaii GO	5.000%	10/1/27	1,930	1,986
Hawaii GO	5.000%	10/1/27	5,505	5,607
Hawaii GO	4.000%	4/1/28	400	400
Hawaii GO	5.000%	5/1/28	360	373
Hawaii GO	5.000%	8/1/28	70	70
Hawaii GO	5.000%	8/1/29	900	905
Hawaii GO	5.000%	1/1/30	295	308
Hawaii GO	5.000%	8/1/30	3,375	3,390
Hawaii GO	5.000%	10/1/30	1,265	1,310
Hawaii GO	5.000%	1/1/31	3,275	3,419
Hawaii GO	4.000%	5/1/31	7,870	7,783
Hawaii GO	4.000%	10/1/31	6,675	6,597
Hawaii GO	5.000%	10/1/31	835	864
Hawaii GO	5.000%	1/1/32	35	37
Hawaii GO	4.000%	5/1/32	9,115	8,971
Hawaii GO	4.000%	8/1/32	14,190	13,679
Hawaii GO	4.000%	10/1/32	1,550	1,532
Hawaii GO	4.000%	1/1/34	2,675	2,620
Hawaii GO	5.000%	8/1/34	4,700	4,720
Hawaii GO	4.000%	10/1/34	2,510	2,449
Hawaii GO	4.000%	10/1/34	8,830	8,529
Hawaii GO	3.250%	1/1/35	35	31
Hawaii GO	3.000%	4/1/36	230	191
Hawaii GO, Prere.	5.000%	8/1/24	935	943
Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,216
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,245	1,294
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	315	335
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	810	863
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	10,892
Honolulu HI City & County GO	5.000%	10/1/37	750	756
Honolulu HI City & County GO	3.000%	8/1/41	945	690
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/26	3,360	3,451
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/28	8,785	9,252
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/29	1,055	1,121
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	9/1/29	305	321
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/30	4,775	5,118
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	431
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	616
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,046
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,950	6,951
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	75	65
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,069
Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	4.500%	7/1/53	5,450	5,048
Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	5.250%	7/1/53	2,650	2,724
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	1,922
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	362
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
				155,900
43

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Pub Parking Fcilities Project)	5.000%	9/1/51	2,125	2,045
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	310	270
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,490	3,595
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	8,765	8,901
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/48	1,150	1,198
	Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,000	1,013
					17,022
Illinois (5.4%)
	Chicago Board of Education Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	205
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	10,000	10,290
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/45	3,260	2,973
	Chicago Board of Education Dedicated Capital Improvement Tax Revenue	5.750%	4/1/48	10,380	10,424
[1]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,009
	Chicago Board of Education GO	5.000%	12/1/30	5,000	4,932
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	2,100	2,149
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	1,982
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	850	868
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	1,831
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	891
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	7,715	7,757
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,895
	Chicago IL GO	5.000%	1/1/24	765	765
	Chicago IL GO	5.000%	1/1/25	3,360	3,377
	Chicago IL GO	5.000%	1/1/26	610	617
	Chicago IL GO	5.000%	1/1/27	640	644
	Chicago IL GO	5.625%	1/1/30	1,525	1,564
	Chicago IL GO	5.000%	1/1/31	270	274
	Chicago IL GO	5.500%	1/1/31	840	841
	Chicago IL GO	5.625%	1/1/31	325	333
	Chicago IL GO	5.000%	1/1/32	2,000	2,031
	Chicago IL GO	5.000%	1/1/33	8,350	8,479
	Chicago IL GO	5.500%	1/1/33	1,860	1,857
	Chicago IL GO	5.750%	1/1/33	15,430	15,854
[7]	Chicago IL GO	0.000%	1/1/34	10,425	6,073
	Chicago IL GO	5.000%	1/1/34	10,235	10,384
	Chicago IL GO	5.000%	1/1/34	1,075	1,093
	Chicago IL GO	5.500%	1/1/34	310	307
	Chicago IL GO	5.750%	1/1/34	2,400	2,465
	Chicago IL GO	4.000%	1/1/35	8,000	7,132
	Chicago IL GO	4.000%	1/1/35	1,000	901
	Chicago IL GO	5.000%	1/1/35	700	701
	Chicago IL GO	5.000%	1/1/35	1,085	1,099
	Chicago IL GO	5.500%	1/1/35	250	257
	Chicago IL GO	4.000%	1/1/36	1,000	875
	Chicago IL GO	5.000%	1/1/38	1,450	1,381
	Chicago IL GO	5.250%	1/1/38	4,250	4,247
	Chicago IL GO	6.000%	1/1/38	9,285	9,507
	Chicago IL GO	5.000%	1/1/39	5,000	4,868
	Chicago IL GO	5.500%	1/1/39	335	329
	Chicago IL GO	5.500%	1/1/39	3,500	3,538
	Chicago IL GO	5.500%	1/1/40	1,000	1,007
	Chicago IL GO	5.500%	1/1/41	1,000	1,003
	Chicago IL GO	5.500%	1/1/43	1,200	1,195
	Chicago IL GO	5.000%	1/1/44	11,055	10,412
	Chicago IL GO	5.500%	1/1/49	21,505	20,960
	Chicago IL GO, ETM	5.250%	1/1/28	690	700
[7]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	480
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,525
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	468
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/48	1,490	1,503
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,044
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	4,998
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,082
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	874
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	364
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,545	2,693
44

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,007
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,000	1,022
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	1,852
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	721
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,229
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	10,925	11,333
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	16,796
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	5,170	4,790
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	380
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,633
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	755	756
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,002
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,345	2,370
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,005	1,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,740	2,739
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,785	2,841
[4,5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,400	2,450
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,240	1,240
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,690
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	875	875
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	197
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	435	435
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	10	10
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,104
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	657
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,065	11,057
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	310	313
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	99
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,355	1,368
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	685	680
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	514
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,605	5,652
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	390	394
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	600
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	650	655
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	65	68
[4,5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,302
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,305	5,119
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	110	111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	291
[4,5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,000	5,258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	13,113
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,405	1,408
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	326
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,487
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,445	3,424
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	570	568
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	346
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	200	200
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	163
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	806
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	135	133
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	85	78
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,000	996
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	15,000	12,817
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,384
[5]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/47	5	4
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	7,410	7,274
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,575	8,386
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	9,803
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/53	40	33
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	18,860	18,209
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	10,000	8,755
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	9,875
[5]	Chicago Park District GO	4.000%	1/1/41	1,000	854
	Chicago Park District GO, Prere.	5.750%	1/1/24	1,000	1,003
45

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,110
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	1,510	1,477
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,189
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	55	43
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	19,010	18,663
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	1,835	1,415
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	494
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	10,212
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,302
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	5,548
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	193
[5]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,371
	Cook County IL GO	5.000%	11/15/23	335	335
	Cook County IL GO	4.000%	11/15/25	510	509
	Cook County IL GO	5.000%	11/15/25	2,200	2,231
	Cook County IL GO	4.000%	11/15/26	610	608
	Cook County IL GO	5.000%	11/15/26	3,240	3,310
	Cook County IL GO	4.000%	11/15/27	2,875	2,862
	Cook County IL GO	5.000%	11/15/29	1,135	1,179
	Cook County IL GO	5.000%	11/15/30	1,000	1,025
	Cook County IL GO	5.000%	11/15/31	670	676
	Cook County IL GO	5.000%	11/15/31	4,000	4,173
	Cook County IL GO	5.000%	11/15/32	4,020	4,186
	Cook County IL GO	5.000%	11/15/33	3,875	4,023
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,328
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	8,633
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,100	2,670
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	3,190	3,211
	Evanston IL GO	3.500%	12/1/38	645	526
[5]	Evanston IL GO	3.500%	12/1/39	755	615
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	4,277
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,068
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	350	327
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	8,395	8,566
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,717
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	595
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,445
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	1,775
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,393
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	879
	Illinois Finance Authority College & University Revenue	5.000%	10/1/40	1,855	1,860
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	2,000	2,070
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	925	744
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,000	5,135
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,510	1,538
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,316
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,824
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	270	279
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,080	2,153
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	4,499
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	4,670
	Illinois GO	5.000%	11/1/23	4,730	4,730
	Illinois GO	5.000%	12/1/23	2,000	2,001
	Illinois GO	5.000%	2/1/24	125	125
	Illinois GO	5.000%	2/1/24	6,670	6,678
	Illinois GO	4.000%	3/1/24	3,185	3,180
	Illinois GO	5.000%	3/1/24	2,000	2,004
	Illinois GO	5.000%	3/1/24	1,735	1,738
	Illinois GO	5.000%	5/1/24	2,110	2,116
	Illinois GO	5.000%	7/1/24	1,000	1,004
	Illinois GO	5.000%	10/1/24	5,000	5,027
	Illinois GO	5.000%	11/1/24	13,350	13,429
	Illinois GO	5.000%	2/1/25	1,100	1,110
	Illinois GO	5.000%	3/1/25	16,365	16,498
	Illinois GO	5.000%	3/1/25	90	91
	Illinois GO	5.000%	7/1/25	1,500	1,516
	Illinois GO	5.000%	10/1/25	1,435	1,452
46

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois GO	5.000%	11/1/25	34,200	34,622
[5]	Illinois GO	5.000%	11/1/25	5,000	5,081
	Illinois GO	5.000%	2/1/26	1,150	1,166
	Illinois GO	5.000%	3/1/26	6,250	6,340
	Illinois GO	5.000%	5/1/26	5,000	5,078
	Illinois GO	5.000%	7/1/26	1,000	1,017
	Illinois GO	3.250%	11/1/26	2,360	2,261
	Illinois GO	5.000%	11/1/26	1,140	1,161
	Illinois GO	5.000%	11/1/26	12,310	12,540
	Illinois GO	5.000%	1/1/27	640	649
	Illinois GO	5.000%	2/1/27	250	249
	Illinois GO	5.000%	2/1/27	6,630	6,765
	Illinois GO	5.000%	3/1/27	5,000	5,103
	Illinois GO	5.000%	3/1/27	6,065	6,190
	Illinois GO	5.000%	5/1/27	370	369
	Illinois GO	5.000%	7/1/27	1,000	1,023
	Illinois GO	5.000%	10/1/27	1,650	1,690
	Illinois GO	5.000%	10/1/27	3,400	3,482
	Illinois GO	5.000%	11/1/27	39,925	40,905
	Illinois GO	5.000%	12/1/27	890	912
	Illinois GO	5.000%	2/1/28	1,075	1,096
	Illinois GO	5.000%	3/1/28	4,800	4,926
	Illinois GO	5.000%	5/1/28	130	129
	Illinois GO	5.000%	5/1/28	1,000	1,027
	Illinois GO	5.000%	7/1/28	1,500	1,543
	Illinois GO	5.000%	10/1/28	14,960	15,396
	Illinois GO	5.000%	11/1/28	11,115	11,363
	Illinois GO	5.000%	12/1/28	1,800	1,854
	Illinois GO	5.000%	12/1/28	9,630	9,847
	Illinois GO	5.000%	1/1/29	1,095	1,108
	Illinois GO	5.000%	2/1/29	815	829
	Illinois GO	5.250%	2/1/29	6,400	6,386
	Illinois GO	5.000%	3/1/29	3,785	3,901
	Illinois GO	5.000%	3/1/29	5,000	5,153
	Illinois GO	5.000%	5/1/29	125	124
	Illinois GO	5.000%	5/1/29	1,000	1,032
	Illinois GO	5.000%	7/1/29	1,500	1,549
	Illinois GO	5.000%	10/1/29	4,100	4,208
	Illinois GO	5.000%	11/1/29	22,465	22,920
[1]	Illinois GO	4.000%	2/1/30	400	386
	Illinois GO	5.000%	5/1/30	1,000	1,034
	Illinois GO	5.500%	5/1/30	13,715	14,354
	Illinois GO	5.000%	7/1/30	1,000	1,034
	Illinois GO	5.000%	10/1/30	5,000	5,170
	Illinois GO	5.000%	10/1/30	1,120	1,145
	Illinois GO	5.000%	11/1/30	8,565	8,820
	Illinois GO	5.250%	12/1/30	160	164
	Illinois GO	5.250%	2/1/31	2,045	2,033
	Illinois GO	5.000%	3/1/31	3,825	3,952
	Illinois GO	5.000%	5/1/31	3,010	2,971
	Illinois GO	5.000%	5/1/31	1,000	1,034
	Illinois GO	5.000%	7/1/31	1,500	1,551
	Illinois GO	5.000%	10/1/31	4,460	4,594
	Illinois GO	5.000%	5/1/32	1,000	1,033
	Illinois GO	5.000%	7/1/32	6,220	6,425
	Illinois GO	4.000%	10/1/32	3,490	3,301
	Illinois GO	5.000%	3/1/33	6,000	6,149
	Illinois GO	5.000%	5/1/33	4,900	4,792
	Illinois GO	5.000%	7/1/33	2,000	2,054
	Illinois GO	4.000%	10/1/33	2,990	2,796
	Illinois GO	5.000%	10/1/33	1,960	1,985
	Illinois GO	5.000%	10/1/33	4,465	4,521
	Illinois GO	4.000%	12/1/33	3,425	3,201
	Illinois GO	5.000%	3/1/34	2,000	2,039
	Illinois GO	5.000%	5/1/34	3,680	3,762
	Illinois GO	5.000%	7/1/34	5,000	5,106
	Illinois GO	4.000%	10/1/34	100	93
47

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Illinois GO	5.000%	3/1/35	1,500	1,521
Illinois GO	5.000%	5/1/35	6,345	6,442
Illinois GO	5.000%	7/1/35	5,000	5,070
Illinois GO	5.000%	12/1/35	1,500	1,505
Illinois GO	5.000%	3/1/36	2,400	2,419
Illinois GO	5.000%	5/1/36	1,000	1,007
Illinois GO	5.000%	7/1/36	2,715	2,730
Illinois GO	4.125%	10/1/36	2,000	1,821
Illinois GO	5.000%	12/1/36	5,500	5,491
Illinois GO	5.000%	3/1/37	3,750	3,756
Illinois GO	5.000%	5/1/37	1,590	1,587
Illinois GO	4.000%	7/1/37	2,000	1,775
Illinois GO	4.000%	10/1/37	4,150	3,668
Illinois GO	4.250%	12/1/37	4,190	3,797
Illinois GO	4.000%	3/1/38	3,000	2,636
Illinois GO	5.250%	5/1/38	1,590	1,606
Illinois GO	4.000%	10/1/38	1,000	870
Illinois GO	5.000%	12/1/38	1,000	956
Illinois GO	5.000%	5/1/39	2,000	1,901
Illinois GO	5.000%	5/1/39	1,655	1,573
Illinois GO	5.250%	5/1/39	2,485	2,498
Illinois GO	5.500%	5/1/39	6,805	6,962
Illinois GO	4.000%	3/1/40	5,000	4,257
Illinois GO	5.250%	5/1/40	1,595	1,595
Illinois GO	4.000%	10/1/40	10,975	9,266
Illinois GO	4.000%	11/1/40	4,000	3,373
Illinois GO	3.000%	12/1/40	4,500	3,229
Illinois GO	4.250%	12/1/40	2,650	2,305
Illinois GO	5.000%	1/1/41	2,875	2,716
Illinois GO	4.000%	3/1/41	3,275	2,756
Illinois GO	5.250%	5/1/41	2,695	2,679
Illinois GO	4.000%	11/1/41	2,730	2,285
Illinois GO	5.250%	5/1/42	2,590	2,555
Illinois GO	4.000%	10/1/42	3,065	2,548
Illinois GO	5.250%	5/1/43	1,250	1,228
Illinois GO	5.125%	10/1/43	4,500	4,349
Illinois GO	4.000%	11/1/44	1,000	814
Illinois GO	5.750%	5/1/45	4,485	4,574
Illinois GO	4.250%	10/1/45	3,965	3,287
Illinois GO	5.500%	10/1/45	4,500	4,539
Illinois GO	5.000%	3/1/46	11,000	10,325
Illinois GO	5.250%	10/1/46	5,000	4,839
Illinois GO	5.500%	3/1/47	10,000	10,053
Illinois GO	5.500%	5/1/47	6,780	6,815
Illinois GO	5.250%	10/1/47	1,495	1,441
Illinois GO	4.500%	5/1/48	1,835	1,549
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	221
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,400	3,448
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	304
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,264
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,008
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	569
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,679
Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,141
Illinois Sales Tax Revenue	5.000%	6/15/25	315	315
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,531
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	9,105	9,119
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,047
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	2,420	2,448
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,046
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,195
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,589
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,270	2,351
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,300	2,382
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,775	3,957
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	9,975	10,544
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,970	2,095
48

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,775	1,887
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	2,760	2,763
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	3,000	3,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,270	17,048
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,720	1,802
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	220	219
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	2,500	2,501
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	2,075	2,103
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,637
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,275
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	11,025	11,055
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,621
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,833
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	140
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	995
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,550	19,576
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	400
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	994
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	6,275	6,272
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	358
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,011
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	5,070	5,055
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	12,715	12,677
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	10,465	10,497
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	240	243
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	85	87
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	17,200	14,997
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	10,335	10,361
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	3,000	3,045
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	8,415	8,517
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,315	5,468
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	18,045	15,440
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,085	1,084
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,460	6,451
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	15,435	15,405
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	6,656
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	2,780	2,350
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	3,200	3,195
	Illinois University College & University Revenue	5.000%	4/1/44	15,000	14,298
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	10	10
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	187
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,298
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,074
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	583
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	6,450	3,650
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	15,425	8,466
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	798
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	6,341
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	396
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	224
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	104
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	210
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	611
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	980
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,613
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	4,270	3,540
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	693
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	3,720	1,203
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	490
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	10,540	8,344
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	11,600	8,922
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	1,617
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	6,070	1,062
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	186
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	14,435	2,243
[5]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	2,250	350
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,635
49

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	8,500	7,765
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	175	174
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,000	3,887
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	7,500	6,964
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	270	56
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	278
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	245
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,462
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	555	573
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,445	2,517
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,477
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,121
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,496
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,353
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	143
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,375
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,385
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	7,755
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	6,275	6,934
	Metropolitan Water Reclamation District of Greater Chicago GO, Prere.	5.000%	12/1/24	4,250	4,302
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,811
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,532
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	441
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	290	243
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	2,909
[9]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	339
[7]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	8,785	9,134
[7]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,815	2,017
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	196
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,820
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,150
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,179
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	2,630
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	3,695
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	15,867
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/24	6,000	6,009
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	4,600	4,651
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,527
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,042
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,250	6,544
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,286
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,000	2,095
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,000	2,091
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	2,949
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,660	1,725
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,300	1,160
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,470	1,295
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,000	1,984
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,600	3,122
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	680	669
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/43	555	557
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/44	10	10
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	24,495	19,775
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,048
	Schaumburg IL GO	4.000%	12/1/41	425	378
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	502
[1]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	9,038
[1]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,199
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,360
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	278
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	189
[7]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	6,939
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,044
					1,647,131
50

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indiana (0.4%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,122
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	691
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	731
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	486
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,800
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,635
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,575
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,225
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,214
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,000	3,209
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,263
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,355	1,387
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	9,365	9,666
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	345	357
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	940
	Indiana Finance Authority Lease Revenue	5.000%	2/1/36	55	57
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	178
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	305
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,025	5,104
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	355
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,238
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	563
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	1,906
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/34	10	11
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	25	23
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	3,350	3,506
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,500	1,106
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	4,947
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/42	10	9
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,272
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,520	4,587
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	115	121
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	639
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,737
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	107
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,730
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,013
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	195	205
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,278
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	4,880
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/44	50	43
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,574
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/54	3,665	3,602
[9]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/25	20	19
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,223
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	3,440	3,069
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	13,200
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	1,000	1,013
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	11,749
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	519
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,454
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,153
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,126
					133,922
Iowa (0.1%)
	Des Moines IA GO	2.000%	6/1/32	2,015	1,616
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,743
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	250	261
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	175	183
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,629
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	3,000	3,295
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/35	2,425	2,639
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,145
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,439
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	200
51

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,310	5,453
					21,603
Kansas (0.2%)
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	9,980
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,850
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	247
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	475	485
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	673
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	100	102
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,003
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	5,000	5,096
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,268
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	10,025	10,199
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	5,903
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	243
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	5,000	5,054
	Kansas Development Finance Authority College & University Revenue (Wichita State University Project)	2.000%	6/1/37	1,740	1,153
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,906
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,224
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	765	774
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,113
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	90
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/45	1,450	1,418
					71,781
Kentucky (0.2%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,519
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	2,235	2,250
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	162
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	229
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	222
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	369
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	246
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/48	4,560	3,585
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	1,885
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	800	673
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	283
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,515
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,103
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	351
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,070	1,078
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	170	172
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	407
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	16,380	16,875
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	3,105	3,175
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	773
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,295	1,327
	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	10	7
[1]	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/46	115	79
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	9,680
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	3,379
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,205	1,235
	University of Kentucky College & University Revenue	4.000%	4/1/44	15	13
					53,592
Louisiana (0.6%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,220
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	25	21
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	4,948
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	2,100	2,105
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	8,873
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	14,115	12,028
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,536
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/48	2,000	1,667
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	2,656
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	8,565	8,628
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,101
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	22,000	22,024
52

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	2,634	2,656
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	5,986
Louisiana GO	5.000%	8/1/25	2,000	2,015
Louisiana GO	5.000%	8/1/25	2,000	2,035
Louisiana GO	5.000%	8/1/27	835	861
Louisiana GO	5.000%	2/1/28	1,630	1,634
Louisiana GO	5.000%	8/1/28	13,135	13,555
Louisiana GO	4.000%	2/1/31	350	350
Louisiana GO	4.000%	2/1/33	5,020	5,019
Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	1,900	1,918
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,000	1,021
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	1,000	1,021
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,021
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,605	1,637
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,843
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,026
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	1,675	1,698
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,021
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	2,993
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	2,991
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	2,380	2,267
Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	401
Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,553
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,570
Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	4
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	480
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,150	5,076
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	3,000	3,005
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	9,650	9,802
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,163
New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	155	150
New Orleans City LA GO	5.000%	12/1/40	3,645	3,687
New Orleans LA GO	5.000%	12/1/46	11,115	11,109
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	387
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,500	5,561
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	4,252
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	20
				197,595
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,746
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	1,911
Maine Turnpike Authority Highway Revenue	5.000%	7/1/47	15,500	15,577
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,411
				20,645
Maryland (2.0%)
Anne Arundel County MD GO	5.000%	4/1/35	900	987
Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,132
Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,089
Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,287
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	9,999
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,197
Baltimore MD Water Revenue (Water Project)	5.000%	7/1/41	6,075	6,117
Baltimore MD Water Revenue (Water Project)	5.000%	7/1/50	2,400	2,415
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,247
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	60
53

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Calvert County MD GO	1.750%	7/1/34	1,165	873
Calvert County MD GO	1.875%	7/1/35	1,115	821
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	575
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,145	1,156
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	596
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	390	404
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	150
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,310	2,420
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,770	1,835
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,510	1,501
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,419
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	134
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	8,550	8,964
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,410	7,777
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,250	3,360
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,265	1,186
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	120	124
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,444
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	2,525	2,285
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	1,225	1,107
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/31	200	164
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	220	237
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	55	49
Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	525	479
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,671
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/32	15	16
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,150	1,054
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	8,015	6,901
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/34	1,020	1,094
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	14,570
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/35	1,000	1,069
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,017
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,551
Maryland GO	5.000%	3/15/24	2,045	2,054
Maryland GO	5.000%	3/15/24	1,620	1,627
Maryland GO	5.000%	6/1/24	2,025	2,039
Maryland GO	4.000%	8/1/24	16,865	16,895
Maryland GO	5.000%	8/1/24	1,870	1,887
Maryland GO	5.000%	8/1/24	8,610	8,688
Maryland GO	5.000%	8/1/24	8,980	9,062
Maryland GO	5.000%	8/1/24	14,105	14,233
Maryland GO	5.000%	3/15/25	1,770	1,800
Maryland GO	5.000%	3/15/25	135	137
Maryland GO	4.000%	6/1/25	5,455	5,463
Maryland GO	5.000%	8/1/25	24,855	25,383
Maryland GO	5.000%	8/1/25	200	204
Maryland GO	5.000%	8/1/25	3,000	3,064
Maryland GO	5.000%	3/15/26	1,745	1,797
Maryland GO	5.000%	3/15/26	2,900	2,986
Maryland GO	5.000%	3/15/26	2,110	2,173
Maryland GO	5.000%	6/1/26	1,425	1,432
Maryland GO	3.000%	8/1/26	5,235	5,090
Maryland GO	4.000%	8/1/26	1,100	1,097
Maryland GO	5.000%	8/1/26	8,920	9,233
Maryland GO	5.000%	8/1/26	1,525	1,579
Maryland GO	5.000%	8/1/26	255	264
Maryland GO	5.000%	8/1/26	1,660	1,718
Maryland GO	5.000%	3/15/27	2,240	2,339
Maryland GO	4.000%	6/1/27	6,150	6,152
Maryland GO	4.000%	8/1/27	1,110	1,104
Maryland GO	5.000%	8/1/27	1,515	1,590
Maryland GO	5.000%	8/1/27	4,880	5,122
Maryland GO	5.000%	8/1/27	2,015	2,115
Maryland GO	5.000%	8/1/27	40	42
Maryland GO	5.000%	8/1/27	1,600	1,680
54

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Maryland GO	5.000%	3/1/28	14,365	15,187
Maryland GO	5.000%	3/15/28	2,765	2,881
Maryland GO	5.000%	3/15/28	4,595	4,860
Maryland GO	5.000%	3/15/28	1,695	1,793
Maryland GO	5.000%	3/15/28	25	26
Maryland GO	4.000%	6/1/28	2,120	2,111
Maryland GO	5.000%	6/1/28	1,170	1,241
Maryland GO	5.000%	8/1/28	5,290	5,623
Maryland GO	5.000%	8/1/28	9,450	10,045
Maryland GO	5.000%	8/1/28	6,555	6,967
Maryland GO	5.000%	8/1/28	5,360	5,697
Maryland GO	5.000%	8/1/28	4,405	4,682
Maryland GO	5.000%	8/1/28	3,825	4,005
Maryland GO	5.000%	3/15/29	20	21
Maryland GO	5.000%	3/15/29	105	109
Maryland GO	5.000%	3/15/29	1,710	1,829
Maryland GO	4.000%	8/1/29	4,000	4,074
Maryland GO	5.000%	8/1/29	1,910	2,050
Maryland GO	5.000%	8/1/29	4,070	4,368
Maryland GO	5.000%	8/1/29	105	111
Maryland GO	5.000%	8/1/29	2,335	2,435
Maryland GO	3.000%	3/1/30	275	252
Maryland GO	4.000%	3/15/30	675	679
Maryland GO	4.000%	6/1/30	20,000	19,864
Maryland GO	3.250%	8/1/30	100	93
Maryland GO	5.000%	8/1/30	345	369
Maryland GO	5.000%	8/1/30	3,725	4,030
Maryland GO	5.000%	8/1/30	2,625	2,840
Maryland GO	5.000%	8/1/30	510	538
Maryland GO	5.000%	3/1/31	3,945	4,289
Maryland GO	5.000%	3/15/31	2,395	2,549
Maryland GO	5.000%	3/15/31	1,085	1,167
Maryland GO	5.000%	6/1/31	16,455	17,932
Maryland GO	5.000%	8/1/31	1,790	1,912
Maryland GO	5.000%	8/1/31	4,550	4,794
Maryland GO	5.000%	8/1/31	110	119
Maryland GO	5.000%	3/1/32	55	60
Maryland GO	3.250%	3/15/32	5	5
Maryland GO	5.000%	3/15/32	20	22
Maryland GO	5.000%	3/15/32	6,000	6,580
Maryland GO	5.000%	3/15/32	35	37
Maryland GO	4.000%	8/1/32	7,000	6,985
Maryland GO	5.000%	8/1/32	235	254
Maryland GO	5.000%	8/1/32	1,095	1,193
Maryland GO	5.000%	3/1/33	15	16
Maryland GO	3.125%	3/15/33	1,050	939
Maryland GO	5.000%	3/15/33	160	172
Maryland GO	5.000%	6/1/33	135	148
Maryland GO	5.000%	8/1/33	2,510	2,734
Maryland GO	5.000%	3/1/34	25	27
Maryland GO	5.000%	6/1/34	24,310	26,620
Maryland GO	5.000%	8/1/34	2,015	2,163
Maryland GO	5.000%	3/1/35	335	362
Maryland GO	5.000%	3/15/35	15	16
Maryland GO	5.000%	6/1/35	15,000	16,345
Maryland GO	5.000%	3/1/36	10	11
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,000
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,348
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	3,887
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	271
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	181
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	10,739
Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,065	3,023
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,261
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,070	1,079
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/47	14,200	14,225
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	9,223
55

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,734
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	980
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,045	4,792
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	15,155	15,290
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	9,180
	Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/26	1,660	1,573
	Montgomery County MD GO	5.000%	11/1/24	175	177
	Montgomery County MD GO	5.000%	10/1/25	1,000	1,023
	Montgomery County MD GO	5.000%	11/1/25	1,530	1,544
	Montgomery County MD GO	5.000%	10/1/26	12,055	12,501
	Montgomery County MD GO	5.000%	11/1/26	170	172
	Montgomery County MD GO	5.000%	10/1/27	1,810	1,903
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	764
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	116
	Prince George's County MD GO	5.000%	7/15/24	1,000	1,008
	Prince George's County MD GO	5.000%	7/15/27	120	126
	Prince George's County MD GO	4.000%	7/15/30	5,170	5,210
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,380
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,644
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,796
	Prince George's County MD GO	5.000%	7/1/37	6,435	6,871
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,530
	Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/36	10,515	7,534
	Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/37	10,740	7,417
	Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/38	10,970	7,305
					610,620
Massachusetts (4.3%)
	Andover MA GO	2.000%	9/15/38	1,095	717
	Attleboro MA GO	2.625%	10/15/50	3,330	1,988
	Braintree MA GO	1.750%	10/15/32	2,005	1,530
	Braintree MA GO	1.750%	10/15/33	2,040	1,523
	Braintree MA GO	1.750%	10/15/34	2,075	1,503
	Braintree MA GO	2.000%	10/15/35	2,115	1,531
	Braintree MA GO	2.000%	10/15/36	2,160	1,507
	Braintree MA GO	2.125%	10/15/37	2,205	1,511
	Braintree MA GO	2.125%	10/15/38	2,250	1,499
	Braintree MA GO	2.125%	10/15/39	2,300	1,493
	Braintree MA GO	2.125%	10/15/40	2,350	1,488
	Brockton MA GO	4.000%	8/1/47	4,195	3,567
	Brookline MA GO	1.625%	2/15/33	3,000	2,298
	Brookline MA GO	1.625%	2/15/34	6,235	4,668
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,075
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	8,035	8,091
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,662
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	150
	Commonwealth of Massachusetts GO	5.000%	7/1/24	8,950	9,024
	Commonwealth of Massachusetts GO	5.000%	8/1/24	20,000	20,186
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	304
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,189
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,098
	Commonwealth of Massachusetts GO	5.000%	1/1/25	8,035	8,152
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,000
	Commonwealth of Massachusetts GO	5.000%	5/1/25	5,750	5,858
	Commonwealth of Massachusetts GO	5.000%	7/1/25	7,805	7,968
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,915
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,206
	Commonwealth of Massachusetts GO	5.000%	8/1/25	2,875	2,938
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,601
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,729
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	1,830	1,881
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	241
	Commonwealth of Massachusetts GO	5.000%	10/1/25	5,000	5,120
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	810
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	421
	Commonwealth of Massachusetts GO	5.000%	3/1/26	55	57
	Commonwealth of Massachusetts GO	5.000%	5/1/26	550	568
	Commonwealth of Massachusetts GO	5.000%	7/1/26	5,160	5,339
56

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,295	4,444
	Commonwealth of Massachusetts GO	5.000%	7/1/26	880	911
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	104
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,074
	Commonwealth of Massachusetts GO	5.000%	10/1/26	1,405	1,459
	Commonwealth of Massachusetts GO	5.000%	11/1/26	50	52
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,388
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,785	9,144
	Commonwealth of Massachusetts GO	5.000%	1/1/27	1,345	1,400
	Commonwealth of Massachusetts GO	5.000%	5/1/27	570	596
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,085	1,137
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	134
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,820	1,908
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,501
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,145	1,200
	Commonwealth of Massachusetts GO	5.000%	9/1/27	1,220	1,282
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,695
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	7,419
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	466
	Commonwealth of Massachusetts GO	3.000%	7/1/28	35	33
	Commonwealth of Massachusetts GO	5.000%	7/1/28	210	217
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,175	2,310
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,017
	Commonwealth of Massachusetts GO	5.250%	8/1/28	5,000	5,371
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	2,927
	Commonwealth of Massachusetts GO	3.000%	11/1/28	25	24
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,000	2,134
	Commonwealth of Massachusetts GO	5.000%	11/1/28	1,010	1,078
	Commonwealth of Massachusetts GO	5.000%	1/1/29	1,810	1,903
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,450	5,834
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	418
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	102
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	4,911
	Commonwealth of Massachusetts GO	5.000%	7/1/29	1,750	1,879
	Commonwealth of Massachusetts GO	5.000%	7/1/29	235	252
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,550
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,462
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,626
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,144
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,400	1,519
[9]	Commonwealth of Massachusetts GO	5.500%	8/1/30	10,230	11,114
	Commonwealth of Massachusetts GO	5.000%	10/1/30	8,975	9,761
	Commonwealth of Massachusetts GO	5.000%	11/1/30	125	136
	Commonwealth of Massachusetts GO	5.000%	1/1/31	15	16
	Commonwealth of Massachusetts GO	5.000%	5/1/31	2,015	2,203
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,320	7,517
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,060	5,202
	Commonwealth of Massachusetts GO	5.000%	7/1/31	10,810	10,990
	Commonwealth of Massachusetts GO	5.000%	11/1/31	1,920	1,999
	Commonwealth of Massachusetts GO	5.000%	11/1/31	15	16
	Commonwealth of Massachusetts GO	5.000%	5/1/32	3,000	3,299
	Commonwealth of Massachusetts GO	5.000%	7/1/32	300	323
	Commonwealth of Massachusetts GO	4.000%	11/1/32	6,135	6,098
	Commonwealth of Massachusetts GO	5.250%	1/1/33	15	16
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,000	10,907
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,245	1,284
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,133
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,495	2,505
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,000	2,209
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,765	6,868
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,860	7,025
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,620	7,565
	Commonwealth of Massachusetts GO	3.000%	11/1/33	220	194
	Commonwealth of Massachusetts GO	5.000%	11/1/33	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/34	1,000	1,045
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	200
	Commonwealth of Massachusetts GO	5.000%	5/1/34	3,250	3,571
57

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth of Massachusetts GO	5.000%	2/1/35	4,425	4,544
Commonwealth of Massachusetts GO	3.000%	3/1/35	95	82
Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,821
Commonwealth of Massachusetts GO	4.000%	5/1/35	2,700	2,663
Commonwealth of Massachusetts GO	5.000%	5/1/35	1,000	1,093
Commonwealth of Massachusetts GO	3.000%	7/1/35	55	47
Commonwealth of Massachusetts GO	5.000%	7/1/35	5,045	5,109
Commonwealth of Massachusetts GO	4.000%	9/1/35	1,205	1,187
Commonwealth of Massachusetts GO	3.000%	11/1/35	7,110	6,057
Commonwealth of Massachusetts GO	5.000%	12/1/35	120	123
Commonwealth of Massachusetts GO	5.000%	1/1/36	960	1,002
Commonwealth of Massachusetts GO	5.000%	2/1/36	5,315	5,441
Commonwealth of Massachusetts GO	3.000%	3/1/36	115	97
Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,072
Commonwealth of Massachusetts GO	3.500%	5/1/36	110	98
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,500	1,625
Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,057
Commonwealth of Massachusetts GO	4.000%	9/1/36	215	209
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,250	5,084
Commonwealth of Massachusetts GO	3.500%	5/1/37	10	9
Commonwealth of Massachusetts GO	4.000%	9/1/37	450	428
Commonwealth of Massachusetts GO	4.000%	9/1/37	120	114
Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	3,796
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	2,996
Commonwealth of Massachusetts GO	4.000%	5/1/38	15	14
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,060
Commonwealth of Massachusetts GO	3.250%	9/1/38	150	124
Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	6,962
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	9,659
Commonwealth of Massachusetts GO	5.000%	12/1/38	775	784
Commonwealth of Massachusetts GO	3.250%	2/1/39	200	164
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	1,938
Commonwealth of Massachusetts GO	5.000%	8/1/39	19,700	20,807
Commonwealth of Massachusetts GO	4.000%	9/1/39	6,880	6,285
Commonwealth of Massachusetts GO	5.000%	10/1/39	20	21
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,347
Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	913
Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	6,337
Commonwealth of Massachusetts GO	4.000%	5/1/40	335	303
Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,071
Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	7,766
Commonwealth of Massachusetts GO	5.000%	7/1/40	15	15
Commonwealth of Massachusetts GO	3.000%	11/1/40	500	378
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,186
Commonwealth of Massachusetts GO	3.000%	2/1/41	1,000	748
Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,191
Commonwealth of Massachusetts GO	3.000%	4/1/41	670	502
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,250
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,150	1,198
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,772
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,000	1,787
Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	1,971
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,580	2,281
Commonwealth of Massachusetts GO	4.000%	2/1/42	4,275	3,779
Commonwealth of Massachusetts GO	4.000%	4/1/42	15	13
Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	8,706
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,128
Commonwealth of Massachusetts GO	5.000%	5/1/42	2,800	2,891
Commonwealth of Massachusetts GO	4.000%	9/1/42	2,835	2,501
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	966
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,300	1,315
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,250	2,315
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,285	3,380
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,022
Commonwealth of Massachusetts GO	4.000%	2/1/44	5	4
Commonwealth of Massachusetts GO	3.000%	4/1/44	9,015	6,441
Commonwealth of Massachusetts GO	4.000%	12/1/44	5,000	4,340
58

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	4.000%	5/1/45	260	224
	Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,523
	Commonwealth of Massachusetts GO	5.000%	7/1/45	9,665	9,803
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	858
	Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,092
	Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,047
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	854
	Commonwealth of Massachusetts GO	5.000%	3/1/46	15,250	15,104
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,055	1,755
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,264
	Commonwealth of Massachusetts GO	3.000%	9/1/46	4,965	3,409
	Commonwealth of Massachusetts GO	3.000%	3/1/47	11,735	7,970
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,469
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,056
	Commonwealth of Massachusetts GO	5.000%	4/1/47	13,435	13,453
	Commonwealth of Massachusetts GO	5.250%	4/1/47	4,350	4,392
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,120
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,447
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	7,754
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	6,710
	Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	6,315
	Commonwealth of Massachusetts GO	5.000%	5/1/48	8,300	8,419
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,575	14,697
	Commonwealth of Massachusetts GO	5.000%	9/1/48	5,000	5,061
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,445	4,457
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	2,656
	Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,254
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	7,160
	Commonwealth of Massachusetts GO	2.000%	4/1/50	21,500	10,901
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	22,188
	Commonwealth of Massachusetts GO	2.125%	4/1/51	7,500	3,877
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	9,967
	Commonwealth of Massachusetts GO	5.000%	11/1/52	1,000	1,009
	Commonwealth of Massachusetts GO	5.000%	5/1/53	24,200	24,416
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	102
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	108
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	261
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	18,000	19,670
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	270
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	279
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,758
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,000	8,441
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	6,985	6,979
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	5,385	5,340
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	8,229
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	10,000	10,078
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	10,237
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/53	12,000	12,080
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,054
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,052
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,489
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	5,485	4,671
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,185
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	6,790	6,837
	Easton MA GO	2.500%	10/15/46	3,000	1,807
	Gloucester MA GO	2.250%	9/15/46	300	172
	Hingham MA GO	2.375%	2/15/50	2,500	1,403
	Lowell MA GO	3.000%	9/1/34	1,000	863
	Lowell MA GO	2.250%	9/1/49	1,670	915
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/25	2,080	2,122
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/27	4,275	4,426
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	3.125%	7/1/41	15	12
	Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/52	3,000	3,042
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	791
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,140	13,579
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,228
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,149
59

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	5	5
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	187
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	198
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	997
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15	16
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	70	67
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	2,906
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	4,000	3,964
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	9,386
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/48	3,750	3,158
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	40	42
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	12,047
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	12,000	9,940
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	3,660	3,019
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,450	12,896
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	974
[7]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/24	35	35
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	151
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,025
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	119
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,568
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	504
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,002
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,081
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	6,140	6,357
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	785
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	985
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	21,180	21,824
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	18,855	19,423
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,061
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	4,120	4,049
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,510
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	25	21
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	5,713
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,005	945
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,745	2,348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	6,615	6,088
	Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	5,990	5,993
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/44	155	159
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/46	2,000	1,990
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	745
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	10	8
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	2,105	1,847
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	10,000	9,026
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,517
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	2,105	2,136
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	2,700	1,974
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	5,318
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	11,500	11,424
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	4,903
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	4.000%	6/1/29	13,000	13,198
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	280
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	989
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,032
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	175
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,190	1,127
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	605
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/35	6,090	6,006
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,672
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/36	25	24
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,070
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,815	13,912
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,490	4,751
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	1,440	1,232
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,450	2,446
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	1,958
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	1,510	1,516
60

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,300	2,308
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,365	1,395
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,640	21,229
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	2,967
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,769
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	20	21
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	5	5
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	205	216
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	113
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	8,765	9,210
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	1,480	1,571
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,110	2,166
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,071
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	89
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	890
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,115
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,255	5,042
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	4,432
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	610	544
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	1,150	1,196
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	395	409
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	18,900	19,574
	Milford MA GO	2.000%	12/1/35	2,750	1,981
	Milford MA GO	2.000%	12/1/38	3,000	1,939
	Milford MA GO	2.000%	12/1/39	3,000	1,889
	Stoneham MA GO	2.000%	1/15/34	4,000	3,061
	Stoneham MA GO	2.000%	1/15/35	4,080	3,047
	Stoneham MA GO	2.000%	1/15/36	4,165	3,003
	Sutton MA GO	2.700%	6/1/30	1,625	1,440
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	1,000	1,012
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,376
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,640
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,902
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,224
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	18,419
	Worcester MA GO	2.000%	2/1/47	7,960	4,334
					1,305,359
Michigan (1.5%)
[1,11]	Detroit City School District GO	6.000%	5/1/29	6,765	7,240
[1,11]	Detroit City School District GO	5.250%	5/1/30	14,980	16,088
[1,11]	Detroit City School District GO	5.250%	5/1/32	285	310
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	736
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	7,642
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	4,826
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/52	7,170	7,271
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,046
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	10,000	10,193
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	3,949
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	76
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	648
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,268
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,276
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	19,745	19,197
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	865
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	14,275	13,879
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	6,588
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	10,560	10,621
	Lansing Community College GO	5.000%	5/1/44	3,000	2,990
	Lansing Community College GO	3.000%	5/1/49	1,720	1,115
[1]	Lansing MI GO	4.125%	6/1/48	3,000	2,538
[1]	Lansing MI GO	5.000%	6/1/48	3,000	2,979
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	868
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	12,790	13,268
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	7,415	7,470
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/50	3,000	2,434
[5]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	2,924
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,643
61

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/39	2,910	2,841
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	427
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	2,595	2,610
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	17,150	17,209
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	116
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,315
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	760
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	705
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	781
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,560	2,656
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	595	618
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,480
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,680	2,691
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	402
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	11,550	11,615
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	3,600	3,612
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	250	248
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	1,999
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,575	7,887
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/27	90	92
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	144
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	4,165	4,271
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	697
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	7,500	7,414
	Michigan State Building Authority Lease (Appropriation) Revenue	4.000%	10/15/52	5,410	4,437
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	715	727
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,800	2,962
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	4,280	4,350
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	4,720	4,750
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	2,005	2,036
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	1,350	1,346
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	6,500	5,464
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	4,105	4,111
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	1,625	1,647
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/46	10,970	9,309
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	8,500	5,466
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,586
	Michigan State University College & University Revenue	5.000%	2/15/48	275	276
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	1,150	1,209
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	3,725	3,953
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,220	1,306
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	1,225	1,319
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	15	16
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	10	11
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,180	2,353
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,000	6,464
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	30	28
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,322
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	69
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	4,608
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	15	14
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,850	5,361
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	13,000	11,227
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	2,325	2,489
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/31	3,000	3,259
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/32	3,000	3,285
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/33	1,500	1,654
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/34	1,900	2,069
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/35	3,000	3,262
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/36	1,500	1,618
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/37	1,500	1,608
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	1,000	1,062
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	2,535	2,670
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	3,800	3,985
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,480	4,675
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	4,410	4,578
62

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,240	5,427
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,005	2,150
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	15,540	15,958
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/49	10,000	10,643
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,569
	Novi Community School District GO	4.000%	5/1/47	1,200	1,003
	Oakland University College & University Revenue	5.000%	3/1/47	3,915	3,759
[11]	Troy School District GO	5.000%	5/1/47	5,000	5,077
	University of Michigan College & University Revenue	5.000%	4/1/24	310	312
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,765	6,953
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	340	349
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,000	4,184
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	3,516
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,356
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,730
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,437
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	570
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	4,904
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.250%	12/1/48	2,000	2,036
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,075
	Wayne State University College & University Revenue	5.000%	11/15/43	20	20
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	3,782
					452,299
Minnesota (0.6%)
	Hennepin County MN GO	5.000%	12/15/36	6,515	6,823
	Metropolitan Council GAN GO	5.000%	12/1/25	15,740	16,121
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,503
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	10,515
	Metropolitan Council GO GAN	5.000%	12/1/24	375	380
	Minneapolis-St Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	35	36
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,709
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	11,827
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	785	803
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	289
[4]	Minnesota (State Office Building Project) COP	5.000%	11/1/29	17,400	18,627
[4]	Minnesota (State Office Building Project) COP	5.000%	11/1/43	10,000	10,332
	Minnesota Appropriations Revenue	5.000%	3/1/24	6,160	6,183
	Minnesota Appropriations Revenue	5.000%	3/1/27	5,000	5,200
	Minnesota Appropriations Revenue	5.000%	3/1/29	250	266
	Minnesota GO	5.000%	8/1/24	400	404
	Minnesota GO	5.000%	8/1/24	5,250	5,297
	Minnesota GO	5.000%	9/1/24	2,965	2,995
	Minnesota GO	4.000%	10/1/24	960	960
	Minnesota GO	5.000%	10/1/24	1,000	1,011
	Minnesota GO	5.000%	8/1/25	330	337
	Minnesota GO	5.000%	8/1/25	8,000	8,170
	Minnesota GO	5.000%	8/1/25	3,000	3,064
	Minnesota GO	4.000%	10/1/25	2,960	2,960
	Minnesota GO	5.000%	10/1/25	2,465	2,522
	Minnesota GO	5.000%	8/1/26	3,400	3,516
	Minnesota GO	5.000%	8/1/26	3,000	3,102
	Minnesota GO	5.000%	8/1/26	3,745	3,873
	Minnesota GO	5.000%	9/1/27	1,000	1,049
	Minnesota GO	5.000%	9/1/28	12,730	13,528
	Minnesota GO	5.000%	9/1/30	5,000	5,408
	Minnesota GO	5.000%	8/1/32	9,940	10,929
	Minnesota GO	5.000%	9/1/32	2,560	2,790
	Minnesota GO	4.000%	9/1/39	1,000	925
	Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,425
	Owatonna Independent School District No. 761 GO	2.250%	2/1/41	1,075	691
	Scott County MN GO	3.000%	12/1/36	1,645	1,383
	University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,240
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,359
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	200
					179,752
63

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mississippi (0.1%)
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	7,913
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	6,101
	Mississippi GO	5.000%	10/1/26	3,535	3,606
	Mississippi GO	5.000%	10/1/27	1,410	1,475
	Mississippi GO	5.000%	10/1/28	1,510	1,579
	Mississippi GO	5.000%	10/1/29	215	224
	Mississippi GO	5.000%	10/1/30	880	914
	Mississippi GO	4.000%	10/1/35	2,265	2,171
	Mississippi GO	4.000%	10/1/36	1,295	1,226
	Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,534
	Mississippi GO, Prere.	5.000%	10/1/27	220	231
	Mississippi GO, Prere.	5.000%	10/1/27	2,250	2,362
	Mississippi GO, Prere.	5.000%	10/1/27	5,985	6,284
					35,620
Missouri (0.4%)
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	35
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	4,300	4,321
	Kansas City MO Appropriations Revenue	5.000%	9/1/32	1,000	1,065
	Kansas City MO Appropriations Revenue	5.000%	9/1/33	1,055	1,114
	Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	473
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,240
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	2,020	1,744
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	426
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	580
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	578
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	787
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	837
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,434
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	761
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,129
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	7,200	7,296
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	115	120
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/31	160	173
	Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	405	442
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	8,625	8,675
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,711
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	180	180
	Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	90	91
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,698
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,112
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	479
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	17,219
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	149
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	9,557
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	9,390
	Springfield School District No. R-12 GO	5.000%	3/1/37	10,000	10,344
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,490
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,726
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,184
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	830
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,336
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,069
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	520	554
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/29	1,770	1,913
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	435
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	318
					119,015
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,012
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	975
[1]	Fremont School District GO	5.000%	12/15/32	275	297
[1]	Fremont School District GO	4.000%	12/15/33	420	410
[1]	Fremont School District GO	4.000%	12/15/34	550	529
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	3,801
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	675	705
64

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,664
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	215	227
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	4,250	4,028
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	158
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	11,410	10,120
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	8,750
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,480	5,692
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	9,055	9,207
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	25	23
[4]	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/48	5,000	5,188
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	5,000	4,209
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	4,500	4,651
[4]	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	5,000	5,176
[4]	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	3,000	3,106
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	1,935
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,418
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,679
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,014
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	8,241
	Sarpy County NE GO	1.500%	6/1/30	2,390	1,874
	Sarpy County NE GO	1.500%	6/1/31	2,470	1,870
	Sarpy County NE GO	1.500%	6/1/31	2,435	1,843
	Sarpy County NE GO	1.625%	6/1/32	2,515	1,876
	Sarpy County NE GO	1.625%	6/1/32	2,485	1,855
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	6,025	4,864
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	8,535
					118,932
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	5,587
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,248
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,068
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,570	8,992
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	120	125
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	3,641
	Clark County NV GO	5.000%	11/1/26	270	280
	Clark County NV GO	5.000%	11/1/27	495	511
	Clark County NV GO	5.000%	11/1/28	80	82
	Clark County NV GO	4.000%	6/1/31	565	560
	Clark County NV GO	4.000%	11/1/31	860	847
	Clark County NV GO	5.000%	11/1/31	6,545	6,929
	Clark County NV GO	4.000%	6/1/32	6,580	6,604
	Clark County NV GO	4.000%	11/1/32	990	975
	Clark County NV GO	5.000%	6/1/43	12,105	12,221
	Clark County NV GO	4.000%	7/1/44	5,050	4,344
	Clark County NV GO	5.000%	5/1/48	5,100	5,094
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	50	52
	Clark County School District GO	5.000%	6/15/24	840	845
	Clark County School District GO	5.000%	6/15/24	245	247
	Clark County School District GO	5.000%	6/15/25	5,795	5,891
	Clark County School District GO	5.000%	6/15/25	1,015	1,032
	Clark County School District GO	5.000%	6/15/26	100	102
	Clark County School District GO	5.000%	6/15/26	2,815	2,893
	Clark County School District GO	5.000%	6/15/27	2,130	2,171
	Clark County School District GO	5.000%	6/15/28	4,450	4,536
[1]	Clark County School District GO	5.000%	6/15/33	1,625	1,714
[1]	Clark County School District GO	3.000%	6/15/39	3,000	2,237
[1]	Clark County School District GO	3.000%	6/15/39	800	597
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	965
	Clark Department of Aviation County Port, Airport & Marina Revenue	5.000%	7/1/40	5,000	4,948
	Clark GO	4.000%	7/1/47	9,645	8,066
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	5,000	5,303
[1]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,170	3,706
	Henderson NV GO	4.000%	6/1/50	3,175	2,628
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	13,592
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	4,860	4,004
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	6,823
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,000	3,051
65

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	601
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	257
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,400	4,003
	Las Vegas Valley Water District GO	5.000%	6/1/41	10,575	10,648
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	958
	Las Vegas Valley Water District GO	4.000%	6/1/46	585	501
	Nevada COP (Nevada State College Project)	5.000%	6/1/43	10,145	10,017
	Nevada GO	5.000%	4/1/24	3,205	3,221
	Nevada GO	5.000%	11/1/24	290	294
	Nevada GO	5.000%	4/1/26	130	132
	Nevada GO	5.000%	11/1/26	1,005	1,022
	Nevada GO	5.000%	4/1/27	300	305
[4]	Nevada GO	5.000%	5/1/40	15,395	16,068
	Nevada GO	2.000%	5/1/41	2,030	1,191
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	680	690
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	385	394
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	2,640	2,722
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	4,275	4,404
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	315	324
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	863
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	98
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	3,913
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	214
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	240	239
					199,590
New Jersey (4.6%)
	Borough of Sayreville NJ GO	2.000%	11/1/31	1,390	1,102
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	14
	Essex County NJ GO	2.000%	9/1/42	1,000	585
	Essex County NJ GO	2.125%	9/1/45	1,000	564
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	3,215	3,355
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	6,895
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	404
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	101
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,000	846
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	3,688
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	5,000	5,030
	Montvale School District GO	2.000%	8/15/24	1,010	985
[5]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	661
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,185
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,038
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,535
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	116
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,720	6,684
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	4,815	4,838
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,896
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,640	3,689
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	8,215	8,456
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	1,978
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	5,885	6,031
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	940
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,066
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,544
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	352
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,145
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,190
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	6,000	5,485
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,576
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	176
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	534
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	1,500	1,540
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,800	1,782
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	375	382
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	525	535
	New Jersey Economic Development Authority Appropriations Revenue Prere.	5.000%	6/15/25	1,625	1,656
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	140
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	45
66

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	590	594
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	926
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	3,000	3,018
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,520	1,549
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	12,620	12,861
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,115
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,615	1,652
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,750	4,859
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,895	6,030
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,105	1,136
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,900	6,110
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	5,839
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,314
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	2,195	2,182
	New Jersey Economic Development Authority Dedicated Appropriations Revenue, Prere.	5.000%	12/15/28	1,795	1,913
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	5,982
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,735
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/24	3,350	3,360
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	5,000	5,058
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,000	5,102
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,000	1,009
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	10,150	10,538
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,031
[4]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,008
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	4,735	4,735
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,840	5,894
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	954
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,112
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,470	3,558
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,127
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/33	70	72
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/34	100	103
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	10	10
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	8,210	7,562
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	9,215	8,363
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	593
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/33	1,220	1,284
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	12,104
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	5,310	5,145
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,264
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,532
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	129
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,400	2,353
	New Jersey Economic Development Authority Lease (Appropriation) Revenue Prere.	4.000%	6/15/27	4,350	4,402
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,820	3,994
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,500	1,568
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	614
[5]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/39	15	14
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,755	3,733
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	1,075	1,071
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	707
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	6,440	6,493
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	10,000	10,477
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	12,909
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	604
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	604
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	951
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	600
67

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	730	663
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	770	777
	New Jersey GO	5.000%	6/1/24	20,345	20,472
	New Jersey GO	5.000%	6/1/25	5,995	6,098
	New Jersey GO	2.000%	6/1/26	2,000	1,860
	New Jersey GO	5.000%	6/1/26	27,885	28,681
	New Jersey GO	5.000%	6/1/26	220	224
	New Jersey GO	2.000%	6/1/27	5,000	4,526
	New Jersey GO	5.000%	6/1/27	27,205	28,305
	New Jersey GO	5.000%	6/1/27	1,560	1,585
	New Jersey GO	5.000%	6/1/28	3,580	3,634
	New Jersey GO	5.000%	6/1/28	17,335	18,207
	New Jersey GO	5.000%	6/1/29	8,590	9,080
	New Jersey GO	5.000%	6/1/29	4,800	4,956
	New Jersey GO	4.000%	6/1/30	5,370	5,364
	New Jersey GO	4.000%	6/1/31	12,890	12,819
	New Jersey GO	3.000%	6/1/32	12,395	10,706
	New Jersey GO	4.000%	6/1/32	1,510	1,496
	New Jersey GO	2.000%	6/1/34	6,040	4,435
	New Jersey GO, Prere.	5.000%	6/1/25	200	204
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	930
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,557
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,046
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	2,000	2,065
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	1,120	1,166
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	5,000	5,205
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	2,910	3,071
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	30	31
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	1,250	1,315
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,432
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	11,325	10,697
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	1,905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,246
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	820	821
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	295
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,337
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	1,610	1,613
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,370	2,381
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,750	2,763
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,135	9,675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,855	1,695
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,550	2,234
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,365	2,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	2,120	2,178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10,110	10,296
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,515	2,110
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	15,460	15,722
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,000	1,041
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,415	17,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,539
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,514
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	522
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,890	1,923
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,575	1,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,183
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	18,220	13,963
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	20,935	15,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	45	47
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	18,630	18,932
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,169
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,151
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	950
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	4,035	2,913
68

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	510	497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,400	7,511
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,000	5,273
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	18,967
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,825	2,626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	125	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,945	6,967
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,000	5,283
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	9,950	10,008
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	35,020	23,253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	7,575	7,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,602
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,082
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	4,910	5,043
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,258
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	2,724
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	7,924
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,600	5,834
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,000	5,229
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	327
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	966
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,155	1,179
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,180
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	394
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	87
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,670	2,706
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	2,932
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,245	1,284
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	2,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,125	1,015
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,500	1,535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,160	1,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	3,626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	2,000	2,031
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	7,445	6,655
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	3,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	1,775
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	5,000	5,040
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	1,695
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	3,816
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	5,000	5,059
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	10,000	9,792
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,500	2,564
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	15	16
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/36	1,000	1,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/37	1,000	1,030
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/38	1,000	1,022
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/39	2,500	2,588
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/40	1,000	1,008
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/41	2,000	2,047
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/42	3,250	3,245
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/43	3,170	3,221
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/44	6,000	5,939
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	2,500	2,578
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	460	473
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,000	1,045
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,020	1,061
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	6,635	6,195
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	1,908
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,930	4,543
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,153
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,060	2,010
69

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	719
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,734
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	1,875	1,876
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	1,747
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	11,030	11,130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,875	1,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	4,923
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	48
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/49	5,155	4,703
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,302
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	5,903
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	983
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	3,940
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	2,995
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,025
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,170	2,891
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	1,200	1,222
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	25	21
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	1,842
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,072
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	9,300	8,253
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,510
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,085	16,324
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	8,516
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,510	12,353
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	1,510	1,491
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,880	2,212
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,020	3,938
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,320	2,756
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	13,210	10,966
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	18,500	18,013
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	7,545
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,312
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	2,500	2,278
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	2,839
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,388
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	757
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,008
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	585
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	440
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	22,875	9,649
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	239
[2,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	573
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	467
[2,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,815	2,472
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	922
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	87
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	12,381
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	10	10
[9]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	70	71
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,262
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	2,944
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,135	4,290
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	322
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,385	1,448
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,510	1,516
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	16,530	16,893
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,145	1,202
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/28	5	5
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,825	2,835
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,285	1,326
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	3,710	3,932
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	6,995	7,014
70

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	267
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	640	668
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	165	172
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	25	23
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,605	3,629
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,980	2,029
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	135	140
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,940	1,974
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	8,595	8,607
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	107
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,945	4,034
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,500	1,559
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,250	2,264
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,675	4,858
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	550	550
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,825	3,848
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,715	3,859
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,025	5,120
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	11,725	11,724
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,051
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	9,065	9,232
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	558
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	496
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	3,645	3,776
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	30	28
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	6,868
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	908
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	12,295	12,443
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	19,145	17,109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	2,000	2,035
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,920	2,588
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	7,610	7,103
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	15,000	14,552
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	954
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	12,000	12,085
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	10,705	9,127
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	9,385
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	6,699
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	15,222
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	12,000	12,235
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	7,100	7,155
[7]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	439
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,081
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,621
[7]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	2,000	1,866
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	75
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,415	5,128
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	7,933
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,344
					1,392,700
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	8,960	9,024
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	290	299
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	75	78
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	100	106
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	3,620	3,818
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	140	147
	New Mexico GO	5.000%	3/1/32	85	92
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	2,705	2,726
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,271
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	15,847
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	10,655
					50,063
New York (23.6%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	260
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	210	212
71

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	216
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	1,220	1,271
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/29	3,000	3,239
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	2,800	3,051
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/31	3,000	3,297
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,215
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,672
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	1,970
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	7,000	7,087
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	3,010	2,547
[5]	Genesee NY GO	3.000%	3/15/36	1,000	805
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	357
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	100
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,289
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	3,938
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,666
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	2,065	2,122
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,115	4,223
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	850	871
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,223
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/35	3,000	3,062
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	499
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	203
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	5,822
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	603
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	31,810	31,535
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	945	815
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,022
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,150	3,179
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	24,515	20,819
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,165
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	99
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	280
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,734
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	345
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,130	6,647
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	115	115
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	80	79
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	405	423
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	175	192
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	110	115
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	345	358
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	626
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	898
[1]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	65	59
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	13,815	13,790
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,126
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,442
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	6,580	6,501
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	1,060	1,056
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	4,380	4,390
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,715	2,701
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/48	5,000	4,939
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	4,960
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	18,175	17,751
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,266
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,295
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	550
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,232
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	374
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	425	440
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	465	481
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	195	201
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,305
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	340
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,011
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	1,675	1,716
72

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,207
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	158
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	384
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	15,380	15,552
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	850
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	550
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	13,938
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,422
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	4,928
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	6,787
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	1,795	1,457
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,657
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,555	9,624
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	900
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	22,455	22,458
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	835
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	650
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	430
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	445
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,130	1,136
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	503
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,435	1,454
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	1,849
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	13,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	415
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	152
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,013
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,216
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,090
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	862
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,845	2,901
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	675	688
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,110	5,318
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,900	2,916
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	9,040	9,253
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	636
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	180	183
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	457
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,035
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	4,704
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,704
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,216
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	3,845	2,902
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	220
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,471
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,575	1,595
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	201
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	785	799
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,875	3,921
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,940	4,010
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,082
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	416
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	228
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,260	7,381
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	16,733
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	525	452
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,755	2,647
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	625	601
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,248
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	20	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,500	1,503
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	7,434
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,309
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,719
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,036
73

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	4,747
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,523
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	11,267
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	16,875	16,893
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	735	736
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	221
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,150	917
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	6,135	5,599
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	270
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	447
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	595
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	4,070	4,033
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,520	5,762
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	210	186
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	610	537
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,185	1,187
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	18,260	18,290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,355	5,365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	850	851
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	1,110	1,112
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/38	3,210	3,189
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	478
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	2,888
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,051
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	287
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	1,977
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	6,820	6,704
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	40	30
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	10,435	8,807
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	515	447
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,355	1,357
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	970	813
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,320	4,458
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	650	530
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	945	947
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	250	244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	3,140	3,145
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,390
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	16,624
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	954
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,307
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	540	439
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	5,675	4,681
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,650
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	23,175	21,275
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	8,895	8,616
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	969
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	969
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	6,605
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,000	3,268
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	764
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,800	4,805
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	4,493
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,657
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	241
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	149
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,085
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	5,277
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	8,053
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,107
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	9,999
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	12,803
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,218
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	3,649
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	10,000	7,969
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,000	1,899
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,106
74

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,367
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	10,033
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,475	4,226
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,100	8,852
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	17,370	17,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	3,640	3,401
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,373
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,510
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,435	4,297
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	4,475	4,480
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	8,875	9,048
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	185	167
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	115
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	255	255
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,242
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,001
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	5,470	4,716
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	86
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	13,025	10,760
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	7,573
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	1,500	1,645
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	15	17
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/32	130	143
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	105	107
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/33	245	269
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,560	3,608
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	60	66
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,925	2,936
	Nassau County NY GO	5.000%	10/1/27	975	1,026
	Nassau County NY GO	4.000%	4/1/43	10	9
	Nassau County NY GO	4.125%	4/1/47	2,900	2,517
[1]	Nassau County NY GO	4.125%	4/1/47	7,000	6,113
[1]	Nassau County NY GO	5.000%	7/1/49	8,000	8,039
	Nassau County NY GO	4.250%	4/1/52	3,000	2,569
	Nassau County NY GO	4.000%	4/1/53	5,000	4,106
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,517
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,620	1,498
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	926
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,681
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,276
[1]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	1,675	1,045
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	3,750	3,898
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,679
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	396
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,245	880
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	587
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,000	5,167
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,090	4,432
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,186
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,575	2,954
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,295	6,924
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	3,500	2,167
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	82
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	185	185
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	245	247
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	815	816
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	830	831
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	4,615	4,621
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,485	1,513
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,705
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	3,890	4,023
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	3,305	3,342
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,250	2,275
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	6,625	6,742
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	10,130	10,309
75

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,625	2,661
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,445	1,471
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	125	131
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,235	1,251
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	155	161
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	775	779
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	120	127
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	9,540	9,590
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	3,340	3,584
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	655	680
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	885	896
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	2,500	2,631
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	245	247
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,660	1,675
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	3,585	3,906
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	8,450	8,597
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	6,510	6,585
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	1,130	1,177
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	4,535	4,923
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	910	983
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	285	308
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,000	1,106
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	5	5
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	195	211
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/34	350	349
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,805	1,825
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,000	5,467
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	7,000	7,774
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,215	1,283
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,500	1,666
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,110	6,110
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,565	3,598
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,015	2,161
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,500	2,718
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	10	11
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	45	47
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	2,060	2,109
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,510	3,533
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,360	3,512
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,000	1,000
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	6,900	7,135
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	75	65
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10	9
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	8,660	8,075
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	892
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	9,760	9,782
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,424
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	365	372
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	130	133
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	4,485	4,613
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,000	21,662
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/38	10	9
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,645	4,714
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,030	1,051
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,850	1,885
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/39	2,855	2,778
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	3,790	3,790
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,011
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	625	625
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,450	4,453
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,650	1,651
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,125	2,163
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	500
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,045	4,530
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,825	1,639
76

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,470	1,471
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,055
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,265	3,333
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,850	1,876
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	8,048
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,530	2,250
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	7,937
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	6,878
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	15,815	13,858
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	12,875	11,281
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,835	5,113
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	15,390	13,485
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	14,030	12,225
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,410	1,445
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	16,685	11,732
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	10,000	8,662
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	115	114
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,255	2,292
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/45	25	19
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	7,780	6,707
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	16,160	13,909
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	3,155	3,132
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	150
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	15,119
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	2,395	2,051
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	20,005	17,180
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	75	64
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	6,000	5,251
New York City Municipal Water Finance Authority Water Revenue	4.625%	6/15/46	3,000	2,840
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,442
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	890	885
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	7,000	7,004
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,000	5,037
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,496
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,183
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/47	25	20
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,100	940
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	35	30
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	8,610	7,513
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	7,448
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	5,030	4,970
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	9,980	9,861
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	8,125	8,180
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	810
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	5,000	5,169
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,215	8,446
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,360	2,600
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,622
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	21,866
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	1,000	1,005
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	22,524
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,835	10,013
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	4,442
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,020	9,324
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	8,029
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	21,075	20,985
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,055	3,042
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,000	4,979
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,500	3,544
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	820	540
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	1,950	1,644
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	6,705	5,652
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	40	34
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,710	7,343
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	8,240	8,270
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	1,993
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	13,710	11,452
77

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,000	3,010
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	31,455	32,303
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/53	1,500	1,504
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	4,830	4,967
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	6,370	6,495
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	270
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,000	2,041
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	173
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	705	727
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	2,020	2,110
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,865	5,027
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	390	412
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	6,085	6,429
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	4,742
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	200	209
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	740	744
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	3,025	3,163
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,155	1,191
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	575	600
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,560	1,675
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,775	3,890
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	70	75
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	1,335	1,392
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	2,455	2,555
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	195	208
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	115	124
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	350	344
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,183
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	5,295	5,498
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	962
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	746
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,616
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	28,050	29,012
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,725	2,574
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	330	312
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	6,415	6,594
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	355	329
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,270	3,334
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	14,805	14,660
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	594
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	9,615	8,293
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	10,819
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	756
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,943
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/25	10,855	11,109
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/26	1,610	1,665
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	1,090	1,152
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,235	1,293
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	10	10
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,075	1,081
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	2,150	2,248
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	20	21
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	310
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	2,760	2,881
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	35	37
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	85	89
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	70	73
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	18,136
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	3,995	4,158
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	290	302
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,369
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,480	1,537
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	40	42
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	100	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,694
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	193
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,179
78

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	960	907
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	248
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/36	2,010	1,893
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,280	4,896
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,142
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	298
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,675	3,803
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	2,315	2,337
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	2,708
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	3,725	3,328
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	3,911
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	5,000	3,688
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	357
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,643
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,775	2,786
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,670	5,644
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	27,000	26,876
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	9,770	8,365
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,550
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,635	1,253
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	1,170	783
New York City Transitional Finance Authority Future Tax Sales Tax Revenue	5.000%	2/1/33	2,190	2,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	600	604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	3,385	3,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	845
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	985	997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,045	2,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,165	2,216
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,500	2,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	3,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,810	1,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	455	471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	18,425	19,055
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,725	1,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,225	1,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,180	16,733
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,066
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,000	1,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	315	319
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	680	692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	795	816
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	1,340	1,402
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,125	7,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,815	7,130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,225	4,421
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,465	2,579
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,000	3,139
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	4,575	4,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	925
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,085	3,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,055	1,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	876
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	200	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,685
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	6,680	7,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,016
79

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	3,724
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,645	1,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	4,185	4,263
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,660	1,691
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,330	6,471
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,275	1,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	565
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	2,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,000	3,214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	13,500	13,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,480	1,520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	720
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,025	2,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,450	1,482
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,837
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,950	3,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	2,890	2,943
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,561
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,255	3,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,392
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,075	2,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	10,510	10,513
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,120	1,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,465	4,807
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,260
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,049
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	388
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,495	1,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,064
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	11,200	11,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	315
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,170	3,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,005	1,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	16,060	17,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	9,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,085	14,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,920	5,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	3,200	3,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,510	5,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	594
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,000	5,001
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,000	1,950
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	9,960	9,960
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	433
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,100	1,152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	5,389
80

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,485	11,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	152
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,960	4,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,765	1,838
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,545	1,635
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,000	3,225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,296
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	4,795	4,608
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,340	1,397
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,000	2,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,415	6,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,075
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	342
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,622
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	1,285	1,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	5,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,640	2,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,000	6,373
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,270
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	9,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,799
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	640	520
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,000	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,080	1,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	3,320	3,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,915	3,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	250	198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,955	4,568
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	10,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	472
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,694
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	1,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	200	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,233
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	1,953
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	3,549
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,465	8,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,590	2,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,483
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,130	1,145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	10,468
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	4,552
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	378
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	6,715	6,113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	9,545	9,544
81

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,355	3,553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,295
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,042
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,400	2,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	14,135	14,019
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	2,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	420	355
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,490	1,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	10,780
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	10,755	10,665
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	4,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,500	9,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	5,811
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,647
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	455	411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	4,915	5,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,457
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	11,400	11,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,322
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,455	1,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	8,814
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	5,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,650	8,642
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	3,826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,000	5,244
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	13,060	11,650
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	4,454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	2,891
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,650	1,694
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	1,825	1,625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,500	9,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,737
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/42	75	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	5,790	5,902
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	255	226
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	18,050	15,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	4,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,685	1,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	1,600	1,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,511
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	20,430	18,029
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	11,000	9,707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	1,640	1,614
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	2,000	1,982
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,130	10,292
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,160	1,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,705	1,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	3,950	3,447
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	4,500	4,576
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	7,575	6,605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	6,000	5,232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	8,553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,000	1,736
82

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,335	1,353
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	6,756
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	4,760	4,803
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,120	2,169
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	24,015	20,708
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	6,695	5,768
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,030
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	3,598
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	6,000	6,319
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,000	2,745
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,463
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,058
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,015
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	13,105	13,142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	11,565	11,598
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,000	5,133
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	8,511
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	7,455	7,474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,425	7,033
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/48	1,465	1,461
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	9,653
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	11,400	11,679
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	6,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/51	100	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	4,561
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	1,676
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	838
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	12,500	10,474
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	15,965	15,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,000	4,142
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	2,000	1,981
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	126
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	101
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	9,675	9,623
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,250
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,250
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,235
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,235
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	3,000	3,218
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	1,000	1,073
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,000	1,061
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	2,000	2,121
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,000	1,047
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,038
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,895	1,968
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	2,000	2,063
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,000	2,056
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	2,035	2,186
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,000	2,045
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,000	1,069
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,000	2,038
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	1,000	1,062
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	3,000	3,185
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	5,000	5,049
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	5,000	5,027
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	5,000	4,986
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	10,000	10,266
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	6,500	6,660
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,260	3,338
	New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	2,500	2,179
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/53	5,000	4,953
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/53	2,595	2,717
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,269
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	220	240
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	355
83

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	669
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	206
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	250
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	109
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	80
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,815
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	3,099
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	754
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	535	456
	New York NY GO	5.000%	8/1/24	3,045	3,071
	New York NY GO	5.000%	8/1/24	2,120	2,138
	New York NY GO	5.000%	8/1/24	745	751
	New York NY GO	5.000%	8/1/24	365	368
	New York NY GO	5.000%	8/1/24	1,185	1,195
	New York NY GO	5.000%	8/1/24	3,000	3,026
	New York NY GO	5.000%	8/1/24	2,730	2,753
	New York NY GO	5.000%	8/1/24	1,050	1,059
	New York NY GO	5.000%	8/1/24	1,440	1,452
	New York NY GO	5.000%	8/1/24	15,000	15,128
	New York NY GO	5.000%	8/1/24	825	832
	New York NY GO	5.000%	8/1/24	13,870	13,989
	New York NY GO	5.000%	8/1/25	1,260	1,285
	New York NY GO	5.000%	8/1/25	1,465	1,477
	New York NY GO	5.000%	8/1/25	2,285	2,331
	New York NY GO	5.000%	8/1/25	745	755
	New York NY GO	5.000%	8/1/25	675	689
	New York NY GO	5.000%	8/1/25	11,200	11,426
	New York NY GO	5.000%	8/1/25	1,115	1,138
	New York NY GO	5.000%	8/1/25	6,675	6,810
	New York NY GO	5.000%	8/1/25	1,780	1,816
	New York NY GO	5.000%	8/1/25	1,405	1,433
	New York NY GO	5.000%	8/1/25	1,055	1,076
	New York NY GO	5.000%	8/1/25	10,905	11,125
	New York NY GO	5.000%	8/1/25	1,750	1,785
	New York NY GO	5.000%	8/1/25	1,500	1,530
	New York NY GO	5.000%	9/1/25	2,600	2,655
	New York NY GO	5.000%	3/1/26	2,710	2,717
	New York NY GO	5.000%	3/1/26	3,285	3,373
	New York NY GO	5.000%	8/1/26	2,095	2,130
	New York NY GO	5.000%	8/1/26	5,535	5,629
	New York NY GO	5.000%	8/1/26	6,660	6,875
	New York NY GO	5.000%	8/1/26	2,460	2,539
	New York NY GO	5.000%	8/1/26	11,255	11,323
	New York NY GO	5.000%	8/1/26	290	299
	New York NY GO	5.000%	8/1/26	635	655
	New York NY GO	5.000%	8/1/26	17,715	18,286
	New York NY GO	5.000%	8/1/26	3,050	3,148
	New York NY GO	5.000%	8/1/26	1,130	1,166
	New York NY GO	5.000%	3/1/27	1,675	1,679
	New York NY GO	5.000%	8/1/27	7,175	7,290
	New York NY GO	5.000%	8/1/27	10,845	11,038
	New York NY GO	5.000%	8/1/27	1,495	1,514
	New York NY GO	5.000%	8/1/27	4,355	4,442
	New York NY GO	5.000%	8/1/27	3,050	3,183
	New York NY GO	5.000%	8/1/27	195	196
	New York NY GO	5.000%	8/1/27	6,220	6,423
	New York NY GO	5.000%	8/1/27	2,260	2,359
	New York NY GO	5.000%	8/1/27	1,175	1,226
	New York NY GO	5.000%	8/1/27	6,310	6,585
	New York NY GO	5.000%	8/1/27	1,000	1,044
	New York NY GO	5.000%	8/1/27	1,340	1,398
	New York NY GO	5.000%	8/1/27	50	52
	New York NY GO	5.000%	3/1/28	2,000	2,003
	New York NY GO	5.000%	8/1/28	240	244
	New York NY GO	5.000%	8/1/28	1,055	1,069
	New York NY GO	5.000%	8/1/28	140	143
	New York NY GO	5.000%	8/1/28	5,695	5,879
84

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	8/1/28	4,470	4,635
New York NY GO	5.000%	8/1/28	915	958
New York NY GO	5.000%	8/1/28	3,545	3,739
New York NY GO	5.000%	8/1/28	5,160	5,240
New York NY GO	5.000%	8/1/28	12,440	13,122
New York NY GO	5.000%	8/1/28	13,780	14,536
New York NY GO	5.000%	8/1/28	1,070	1,129
New York NY GO	5.000%	8/1/28	1,000	1,055
New York NY GO	5.000%	8/1/28	4,515	4,763
New York NY GO	5.000%	8/1/28	20	21
New York NY GO	5.000%	8/1/28	1,435	1,514
New York NY GO	5.000%	9/1/28	5	5
New York NY GO	5.000%	8/1/29	395	400
New York NY GO	5.000%	8/1/29	6,470	6,587
New York NY GO	5.000%	8/1/29	50	51
New York NY GO	5.000%	8/1/29	2,375	2,480
New York NY GO	5.000%	8/1/29	15,355	16,298
New York NY GO	5.000%	8/1/29	1,000	1,061
New York NY GO	5.000%	8/1/29	13,235	14,048
New York NY GO	5.000%	8/1/29	1,160	1,231
New York NY GO	5.000%	8/1/29	3,500	3,715
New York NY GO	5.000%	8/1/29	1,975	2,096
New York NY GO	5.000%	8/1/29	1,000	1,061
New York NY GO	5.000%	3/1/30	9,860	9,864
New York NY GO	5.000%	8/1/30	2,230	2,270
New York NY GO	5.000%	8/1/30	3,585	3,650
New York NY GO	5.000%	8/1/30	1,835	1,912
New York NY GO	5.000%	8/1/30	5,315	5,669
New York NY GO	5.000%	8/1/30	9,705	10,351
New York NY GO	5.000%	8/1/30	14,000	14,932
New York NY GO	5.000%	8/1/30	4,070	4,341
New York NY GO	5.000%	8/1/30	1,575	1,680
New York NY GO	5.000%	8/1/30	1,975	2,106
New York NY GO	5.000%	8/1/30	1,230	1,296
New York NY GO	5.000%	10/1/30	3,000	3,179
New York NY GO	5.250%	10/1/30	1,350	1,408
New York NY GO	5.000%	12/1/30	490	500
New York NY GO	4.000%	8/1/31	5,000	4,998
New York NY GO	5.000%	8/1/31	5,515	5,595
New York NY GO	5.000%	8/1/31	85	85
New York NY GO	5.000%	8/1/31	13,420	14,307
New York NY GO	5.000%	8/1/31	5,015	5,347
New York NY GO	5.000%	8/1/31	5,000	5,366
New York NY GO	5.000%	8/1/31	1,235	1,317
New York NY GO	5.000%	8/1/31	55	58
New York NY GO	5.000%	10/1/31	3,000	3,223
New York NY GO	5.250%	10/1/31	8,065	8,410
New York NY GO	5.000%	12/1/31	200	204
New York NY GO	4.000%	8/1/32	365	364
New York NY GO	5.000%	8/1/32	110	110
New York NY GO	5.000%	8/1/32	1,120	1,174
New York NY GO	5.000%	8/1/32	7,050	7,506
New York NY GO	5.000%	8/1/32	1,740	1,853
New York NY GO	5.000%	8/1/32	170	170
New York NY GO	5.000%	8/1/32	1,505	1,602
New York NY GO	5.000%	8/1/32	5,000	5,404
New York NY GO	5.000%	8/1/32	10	11
New York NY GO	3.250%	3/1/33	85	77
New York NY GO	4.000%	3/1/33	305	305
New York NY GO	5.000%	4/1/33	1,880	1,949
New York NY GO	5.000%	4/1/33	4,440	4,742
New York NY GO	3.500%	6/1/33	25	23
New York NY GO	5.000%	8/1/33	1,000	1,009
New York NY GO	5.000%	8/1/33	1,500	1,594
New York NY GO	5.000%	8/1/33	195	207
New York NY GO	5.000%	8/1/33	8,755	9,301
New York NY GO	5.000%	8/1/33	5,000	5,435
85

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	12/1/33	2,385	2,434
New York NY GO	5.000%	12/1/33	180	187
New York NY GO	4.000%	3/1/34	35	34
New York NY GO	5.250%	3/1/34	2,500	2,615
New York NY GO	5.000%	5/1/34	35	38
New York NY GO	3.000%	8/1/34	50	43
New York NY GO	4.000%	8/1/34	100	96
New York NY GO	4.000%	8/1/34	75	72
New York NY GO	5.000%	8/1/34	80	84
New York NY GO	5.000%	8/1/34	5,000	5,411
New York NY GO	5.000%	8/1/34	475	514
New York NY GO	5.000%	8/1/34	5	5
New York NY GO	5.000%	9/1/34	45	48
New York NY GO	3.000%	10/1/34	100	87
New York NY GO	5.000%	10/1/34	20	22
New York NY GO	5.000%	12/1/34	100	102
New York NY GO	5.000%	12/1/34	30	31
New York NY GO	3.000%	3/1/35	2,000	1,710
New York NY GO	4.250%	3/1/35	9,355	9,185
New York NY GO	5.250%	3/1/35	6,000	6,253
New York NY GO	5.000%	4/1/35	20	21
New York NY GO	5.000%	4/1/35	2,050	2,206
New York NY GO	5.000%	5/1/35	2,500	2,673
New York NY GO	5.000%	6/1/35	5,000	5,033
New York NY GO	4.000%	8/1/35	25	24
New York NY GO	4.000%	8/1/35	25	24
New York NY GO	5.000%	8/1/35	1,000	1,076
New York NY GO	5.000%	9/1/35	165	176
New York NY GO	5.000%	10/1/35	770	792
New York NY GO	5.000%	12/1/35	820	833
New York NY GO	5.000%	3/1/36	40	42
New York NY GO	5.000%	4/1/36	1,000	1,066
New York NY GO	5.000%	6/1/36	130	131
New York NY GO	3.000%	8/1/36	2,000	1,639
New York NY GO	4.000%	8/1/36	30	28
New York NY GO	5.000%	8/1/36	1,300	1,383
New York NY GO	5.000%	8/1/36	1,510	1,606
New York NY GO	5.000%	9/1/36	15	16
New York NY GO	4.000%	12/1/36	5	5
New York NY GO	5.000%	4/1/37	1,630	1,718
New York NY GO	4.000%	8/1/37	1,000	928
New York NY GO	4.000%	8/1/37	485	450
New York NY GO	5.000%	8/1/37	1,000	1,010
New York NY GO	5.000%	8/1/37	795	836
New York NY GO	5.000%	8/1/37	1,500	1,577
New York NY GO	5.000%	9/1/37	15	16
New York NY GO	5.000%	10/1/37	1,245	1,302
New York NY GO	5.000%	12/1/37	3,100	3,153
New York NY GO	5.000%	12/1/37	350	354
New York NY GO	3.375%	4/1/38	20	16
New York NY GO	5.000%	4/1/38	3,000	3,121
New York NY GO	5.250%	5/1/38	5,165	5,455
New York NY GO	4.000%	8/1/38	3,575	3,264
New York NY GO	4.000%	8/1/38	11,050	10,090
New York NY GO	5.000%	8/1/38	7,075	7,128
New York NY GO	5.000%	8/1/38	1,500	1,562
New York NY GO	5.000%	8/1/38	1,000	1,042
New York NY GO	5.000%	10/1/38	4,005	4,055
New York NY GO	5.000%	12/1/38	1,000	1,009
New York NY GO	5.000%	12/1/38	5,000	5,083
New York NY GO	4.000%	3/1/39	2,175	1,978
New York NY GO	5.000%	3/1/39	30	31
New York NY GO	5.000%	4/1/39	5,975	6,053
New York NY GO	5.000%	4/1/39	2,000	2,069
New York NY GO	5.250%	5/1/39	4,425	4,658
New York NY GO	4.000%	8/1/39	595	536
New York NY GO	4.000%	8/1/39	9,000	8,101
86

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/39	10,095	10,282
	New York NY GO	5.000%	8/1/39	1,000	1,035
	New York NY GO	5.000%	10/1/39	1,250	1,262
	New York NY GO	5.250%	10/1/39	1,000	1,055
	New York NY GO	5.000%	3/1/40	20	20
	New York NY GO	5.000%	4/1/40	2,000	2,052
	New York NY GO	4.250%	5/1/40	11,500	10,588
	New York NY GO	5.250%	5/1/40	4,500	4,703
	New York NY GO	4.000%	8/1/40	4,230	3,754
	New York NY GO	4.000%	8/1/40	8,550	7,588
	New York NY GO	4.000%	8/1/40	30	27
	New York NY GO	5.000%	8/1/40	1,000	1,027
	New York NY GO	4.000%	10/1/40	6,000	5,322
	New York NY GO	4.000%	10/1/40	500	443
	New York NY GO	5.000%	4/1/41	3,645	3,725
	New York NY GO	4.000%	8/1/41	2,505	2,207
	New York NY GO	4.000%	8/1/41	4,440	3,912
	New York NY GO	3.000%	10/1/41	5,000	3,640
	New York NY GO	4.000%	10/1/41	7,930	6,984
	New York NY GO	5.250%	10/1/41	4,000	4,168
	New York NY GO	4.000%	12/1/41	1,130	995
	New York NY GO	5.000%	12/1/41	1,245	1,251
	New York NY GO	4.000%	3/1/42	3,695	3,237
	New York NY GO	5.000%	3/1/42	40	41
	New York NY GO	4.000%	4/1/42	4,000	3,512
	New York NY GO	4.000%	8/1/42	14,160	12,387
	New York NY GO	4.000%	8/1/42	5,000	4,374
	New York NY GO	5.000%	8/1/42	1,275	1,291
	New York NY GO	5.000%	9/1/42	1,480	1,504
	New York NY GO	3.250%	10/1/42	105	79
	New York NY GO	5.000%	10/1/42	3,000	3,030
	New York NY GO	5.250%	10/1/42	11,450	11,876
	New York NY GO	4.000%	12/1/42	1,205	1,053
	New York NY GO	3.500%	3/1/43	110	85
	New York NY GO	5.000%	4/1/43	19,495	19,554
	New York NY GO	5.000%	8/1/43	2,660	2,687
	New York NY GO	5.000%	8/1/43	4,300	4,359
	New York NY GO	5.000%	10/1/43	5,000	5,040
	New York NY GO	5.250%	10/1/43	2,000	2,070
	New York NY GO	4.000%	12/1/43	1,010	878
	New York NY GO	4.000%	12/1/43	4,000	3,473
	New York NY GO	4.000%	8/1/44	7,460	6,435
	New York NY GO	5.000%	8/1/44	1,000	1,009
	New York NY GO	5.000%	12/1/44	13,390	13,401
	New York NY GO	3.625%	3/1/45	45	36
	New York NY GO	4.000%	4/1/45	2,500	2,156
	New York NY GO	5.000%	4/1/45	1,180	1,176
	New York NY GO	5.500%	5/1/45	1,350	1,417
	New York NY GO	5.000%	8/1/45	5,000	5,024
	New York NY GO	3.500%	4/1/46	2,730	2,094
	New York NY GO	5.500%	5/1/46	2,000	2,092
	New York NY GO	4.000%	9/1/46	8,000	6,852
	New York NY GO	5.250%	4/1/47	6,500	6,667
	New York NY GO	5.000%	8/1/47	16,805	16,743
	New York NY GO	5.250%	10/1/47	12,500	12,807
	New York NY GO	4.500%	5/1/49	10,050	9,250
	New York NY GO	4.000%	3/1/50	23,750	19,851
	New York NY GO	5.000%	3/1/50	1,675	1,664
	New York NY GO	4.000%	4/1/50	1,995	1,677
	New York NY GO	3.000%	3/1/51	1,970	1,281
[5]	New York NY GO	3.000%	3/1/51	8,165	5,345
	New York NY GO	5.000%	8/1/51	17,250	17,100
	New York NY GO	4.125%	8/1/53	1,150	970
[6]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,026
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	9,900	8,456
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	6,020	4,980
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	5,085
87

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/27	900	942
[1,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/28	1,400	1,480
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	5,000	4,225
[1,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/48	2,500	2,508
[1,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/53	4,450	4,428
[1,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/58	5,000	4,963
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	3,972
[1,4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	3,000	2,962
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	798
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	100	109
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	85	91
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	4,620	4,694
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,078
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,695	2,737
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	90	93
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	15	16
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	517
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,380	1,431
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	748
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,415	2,446
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	10	9
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,550	6,607
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,410
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	614
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	14,555	14,961
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,388
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	1,933
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,526
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,442
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	750
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,297
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,295	1,306
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	2,750
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,158
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	4,755
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	7,130	7,396
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	384
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,250	3,362
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	191
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	6,000	6,191
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	5,543
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	5,691
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	6,250	6,211
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	5,480	5,495
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	4,365
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,475
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	1,856
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	4,050	4,064
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,400
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,511
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,100	1,118
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	320	326
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,081
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	170	174
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,428
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,900	13,249
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	180	188
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	3,250	3,447
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	25	26
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	1,000	1,035
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	80
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	3,215	3,310
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	251
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	618
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	1,990
88

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	11,695	12,406
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	3,550	3,557
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	900	955
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	3,715	3,941
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	3,000	3,182
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	225
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,225	3,240
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,515	3,735
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	245	252
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	490	507
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	686
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	835	840
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,040
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	7,500	7,975
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	25	26
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,230	1,231
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	633
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,405	1,493
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,514
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,390	7,425
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	6,615	6,626
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,245	1,333
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,230	7,738
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,500	8,027
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,425	3,514
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	10,985	11,032
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,300	1,340
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,805	5,830
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,085	6,459
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,135	5,120
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	4,635	4,642
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,365	16,464
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	2,680	2,858
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,386
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,043
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,386
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,594
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,021
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,785	8,824
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,050	5,157
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	401
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,065	1,134
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,290	1,353
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	4,000	4,335
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	595	641
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,759
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,085	1,066
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	45	44
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,170
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	130	138
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	55	54
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	135	133
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	1,888
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	6,865
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	45	47
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	3,000	3,245
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,715	2,917
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	18,660	16,440
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	5,000	4,836
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	10,000	9,721
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,775	3,779
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	440
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	45	48
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	35	36
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,245	5,309
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,960	1,690
89

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	5,000	4,743
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,681
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	12,040	12,217
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	5,563
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,160	1,202
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,028
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	355	359
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	368
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	2,873
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	65	61
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	1,995
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	2,853
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	583
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	916
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,085
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	18,000	16,391
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	10	9
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,455	1,455
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,133
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,695	1,754
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	5,942
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,229
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,186
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	2,964
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,030	2,725
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	7,000	7,102
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	1,520	1,512
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	4,690	4,192
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	2,050	2,066
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	4,195	3,752
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	110	111
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,721
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	265	196
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	2,705	2,005
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,038
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,135
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	1,997
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	11,594
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,025
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,500	1,818
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	5,635	4,948
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	45	40
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,528
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,456
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	20	17
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,025	1,760
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,416
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	596
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	2,762
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	249
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	20,000	19,847
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,567
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	10,025
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	8,649
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	1,530	1,525
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/46	9,355	8,064
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	8,616
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	45	39
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	23,385	20,083
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,450	4,681
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,330	1,142
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,525	1,513
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	3,495	3,490
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	6,600	5,640
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,500	14,954
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	2,500	2,136
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,500	1,004
90

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,560
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	10,034
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	35	30
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	20,975	17,890
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	1,987
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	3,637
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	9,685
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,460	1,499
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,085	6,106
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	151
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	665	667
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	195	196
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	201
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,375
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,645	3,662
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,590
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	529
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,090	5,171
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,245
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,882
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,735
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	607
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	2,490	2,562
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	1,110	1,158
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	3,205	3,216
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	570	572
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/24	1,685	1,693
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	6,000	6,105
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	110	111
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	645	669
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	9,165	9,504
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	2,755	2,877
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10,630	11,183
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,350	1,363
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,031
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,127
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,675	1,730
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	10,090	10,411
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/31	2,300	2,477
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,308
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,725	1,833
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,281
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	3,825	3,998
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	40	42
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	35	37
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/36	3,025	3,210
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/37	3,000	3,141
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/38	3,000	3,100
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/39	3,000	3,083
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	3,000	3,069
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/41	3,000	3,054
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	3,000	3,036
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	6,000	6,055
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,215	1,929
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	3,000	3,068
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	1,400	1,414
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,143
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	2,875	2,965
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	10	10
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	1,900	2,002
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	1,680	1,719
91

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	2,900	3,073
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	3,155	3,229
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	2,900	3,093
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	3,000	3,219
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	2,225	2,276
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	3,000	3,237
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/33	1,000	1,085
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	3,000	3,189
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/35	3,500	3,695
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	1,000	1,045
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	1,470	1,504
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/24	175	177
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	100	102
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	2,455	2,569
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/34	1,380	1,436
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,095	1,125
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,000	1,044
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	11,965	12,723
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	1,000	1,070
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	15	16
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	6,730	7,194
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	2,500	2,457
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,453
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	120	128
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,560	5,063
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,500	1,349
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	7,378
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,185	6,346
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,184
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	25	21
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	50	53
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	1,000	980
	New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,468
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	4,300	4,312
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	8,200	8,359
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	1,825	1,870
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	445	458
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,703
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,020	2,058
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,785	1,828
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,357
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	5,090	5,181
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,308
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	468
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	463
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,474
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,045	5,135
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,481
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,088
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	11,205	11,217
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,720
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,500	3,631
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,435	3,512
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,212
92

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,543
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,775	11,012
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,475	1,534
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	803
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	7,987
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,079
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	605
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	155	161
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	102
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	5,952
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	4,655	4,818
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,367
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	8,798
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,457
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,014
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	10,510	10,740
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,044
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	6,657
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,059
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	297
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,870	1,895
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	12,000	12,143
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,824
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	334
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	242
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,000	16,129
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	451
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,080
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,028
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	3,779
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	11,745	11,597
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	14,980
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	19,989
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	13,434
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,347
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,169
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	17,890	14,920
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	5,105	5,128
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,530	1,555
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	210	214
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,830	2,878
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	280	288
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	1,900	1,909
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	3,690	3,707
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	95	95
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	895	910
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,329
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,930	1,976
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	250	256
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,525	2,621
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	7,350	7,498
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,000	1,035
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,052
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	2,657
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	3,975
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	667
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	225	194
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	13,920	14,012
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,015	3,038
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	80	68
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	8,540	8,815
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	5,445	5,481
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	840
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	516
93

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,568
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	355
	New York State Thruway Authority Highway Revenue	5.000%	1/1/27	215	215
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	8,035	8,070
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,150	1,155
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,180	1,185
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,150	3,162
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	95	99
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	1,910	1,905
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	4,968
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	180	187
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	2,500	2,351
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	25	24
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,143
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	85	78
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,250	3,677
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,006
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	11,175	11,114
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,258
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	2,970	2,494
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	672
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,375
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	4,575	3,809
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,350	4,455
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,190	4,681
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	7,500	6,200
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	14,765	12,123
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,165
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,011
[5]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,018
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,128
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	125	101
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,205	10,854
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	8,001
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	10,069
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	541
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	5,000	4,937
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	13,462
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	10,000	10,763
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,081
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/34	6,200	6,718
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	20	22
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/36	30	32
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,830	3,961
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/39	425	437
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	5,819
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	20	20
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	35	31
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	7,509
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/46	45	45
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	2,000	1,703
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	2,810	2,382
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,150	13,969
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	12,570	13,334
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,840	8,438
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	20,370
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	2,355	2,528
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,214
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	105	112
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	12,000	10,821
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,480	9,372
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,000	5,125
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,785	6,043
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,055
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	6,588
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	5,695
	New York State Urban Development Corp. Appropriations Revenue	5.000%	3/15/37	5,750	6,093
94

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Appropriations Revenue	5.000%	3/15/51	15,000	15,013
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	2,922
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,586
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	226
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	8,601
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,425	1,434
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,618
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	810	823
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,315	5,401
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,588
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,531
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,085
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	190	199
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	860	869
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/28	1,400	1,483
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	336
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	955
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,137
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	55	56
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	675	718
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	371
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	145
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	641
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,605	1,709
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	435	439
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,072
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,214
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,293
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	25,368
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	13,655	14,163
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,200	2,203
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	5,290	5,663
	New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	23,430	25,199
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,529
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	411
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,216
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,960	1,962
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,502
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,720	1,838
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,760
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	526
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,715
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	501
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	7,015	7,487
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	6,215	6,606
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	6,260	6,112
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	195	190
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	179
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,145
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	872
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	168
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,151
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	30	31
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/35	550	529
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	264
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	155	159
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,075	1,136
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	530
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,540	1,628
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	45	48
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	4,771
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	55	58
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,510
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	110	115
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,685	3,773
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,100	4,764
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,450	5,112
95

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	4,625
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/37	60	64
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10,000	9,084
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	1,875	1,421
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	18,613
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,715	1,544
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	3,775	3,826
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	3,530	3,148
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,559
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	7,340	7,433
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,610	7,583
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	4,000	3,523
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,001
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,143
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	10	10
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	1,030	899
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,040	6,102
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/44	12,535	10,855
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,515	3,021
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	11,338
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	16,347
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	11,970	11,963
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,121
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	4,711
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	13,865	11,833
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	6,000	4,114
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	16,210	13,781
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,650	1,403
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/47	1,990	1,990
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	9,100	6,175
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	3,755	3,178
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	28,280	23,804
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	2,915	1,938
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	6,560	4,361
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/50	10,000	9,935
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,402
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	2,500	2,511
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	100	102
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,385	12,725
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	1,370	1,409
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	10
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	2,905	2,690
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,410	5,600
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	2,000	1,489
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	14,160	14,421
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	18,140	13,272
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,604
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,485	2,191
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	16,985	14,974
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,060	14,932
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	18,700	16,275
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	2,000	1,717
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	1,681
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	3,906
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	574
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	2,090	2,150
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	2,020	2,028
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	500	495
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	1,945
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	8,650	8,731
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	1,000	837
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	125
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	4,790	4,910
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	574
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	3,230	3,351
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	1,845	1,881
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	2,470	2,591
96

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,175	4,254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	1,410	1,494
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,915	3,987
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	170	172
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	107
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,113
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	3,000	3,225
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	60	63
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	30	32
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	855	882
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,247
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	120	125
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	1,300	1,376
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	1,575	1,602
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/32	3,000	3,269
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	5/1/33	365	317
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	255
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	191
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	985	1,049
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,285	1,339
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,510	1,596
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	590
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	150	159
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	106
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	45	47
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,455	14,687
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	4,015	4,020
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	40	43
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	80	83
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	299
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,910	3,667
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	248
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,528
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	720	724
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	6,500	6,895
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,000	3,686
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	4,433
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,156
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	1,400	1,467
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,710	5,175
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	969
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,528
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,565	1,631
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	15	13
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	2,976
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,725
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,427
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	9,466
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	175	156
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,315	2,373
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	5,959
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	6,220	6,333
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	366
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/42	185	136
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	174
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	6,000	6,077
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	3,510	3,051
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,125
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/44	3,025	2,611
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	440	436
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,965	1,686
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,423
97

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,225	3,202
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,170	2,155
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	3,665
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	11,000	10,885
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,335	5,276
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,473
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,253
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	9,100	9,098
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,212
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	10,482
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue, Prere	5.000%	12/1/31	3,000	3,004
Port Authority of New York & New Jersey Port, Airport & Marina Revenue, Prere.	5.000%	12/1/25	2,460	2,463
Port Authority of New York & New Jersey Port, Airport & Marina Revenue, Prere.	5.000%	12/1/26	1,685	1,687
Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,935	1,327
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,011
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	6,160	6,172
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,440	6,512
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,112
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,057
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,190
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	4,660	4,712
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,174
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,092
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	345	309
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,480	1,887
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	45	46
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,000	16,552
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,270	2,370
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	355
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	535
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	565	572
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	521
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	2,325	2,380
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	328
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	3,500	3,583
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	6,000	6,217
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,695	2,827
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	4,870	5,109
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	180	186
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	10,375	10,989
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	530	561
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	7,920	8,389
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,175	2,304
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	500
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/29	1,850	1,871
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	4,165	4,316
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	2,000	2,134
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,940	2,136
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/30	1,500	1,514
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	195	202
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,075
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,895	4,188
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,018
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,174
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,065
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,439
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	440
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	680	704
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,575	1,628
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	15	16
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,023
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	7,225
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,420	3,476
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	11,632
98

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	4,438
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,129
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,272
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,380
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,580	7,629
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,047
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	2,996
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,197
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	10,784
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	7,445	5,131
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	276
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,762
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	20,312
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	6,083
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,900	3,855
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	988
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	8,750	8,661
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,149
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	5,030	5,108
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	2,000	1,975
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,335	8,428
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	6,957
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,285
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,105	2,155
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,653
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	7,380	7,658
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	21,000	21,908
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,725	2,854
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	1,955	2,053
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,124
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	8,525	9,010
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	6,120	6,523
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	5,845	6,257
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/30	5,000	5,345
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	21,600	23,096
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	20,025	21,554
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	2,701
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	4,370	4,729
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	1,000	1,087
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,585
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,000	988
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	5,685	6,198
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	1,485	1,622
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,083
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	2,185	2,374
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	2,870
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	3,000	3,228
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	2,555	2,715
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	2,175	2,283
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	1,850	1,927
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,200	2,322
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	1,980	2,034
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	2,710	2,845
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,370	2,431
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	70	71
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	2,565	2,674
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	115	102
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,015	1,031
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,190	6,207
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	200	172
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,250	6,270
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	4,841
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	55	46
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	70	59
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	30,565	30,258
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	17,000	17,393
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,000	2,033
99

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	11,770
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	15,194
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	5,135	5,058
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,250	2,095
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	1,115	1,134
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,239
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/48	5,000	5,026
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	30	31
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,223
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/53	5,000	5,007
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,097
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	12,930	11,396
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,195
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	307
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,342
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	193
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,220	4,293
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	520	532
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	75	77
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,072
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	87
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,000	3,088
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,000	3,102
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	13,290	13,812
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,150	3,331
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	9,900	9,904
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	290	297
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	8,000	8,503
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,409
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,231
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,244
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	7,465	7,591
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	13,000	14,124
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	16,525	16,804
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	20,554
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	418
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,088
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,272
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	9,499
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	100	95
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,373
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	9,535	10,116
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,323
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,178
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,462
				7,159,001
North Carolina (0.9%)
Alamance County NC GO	2.000%	5/1/34	7,520	5,646
Alamance County NC GO	2.000%	5/1/35	7,555	5,511
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	653
Cary NC GO	1.625%	9/1/34	6,250	4,573
Charlotte NC (Transit Projects) COP	3.000%	6/1/36	1,580	1,300
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,042
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,511
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/53	7,860	7,883
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.250%	7/1/53	5,000	5,129
Charlotte NC COP	4.000%	6/1/49	2,750	2,301
Charlotte NC COP (Transit Projects)	3.000%	6/1/48	5,000	3,334
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,050	1,101
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,135
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	951
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	960
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,012
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	735
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	863
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/37	750	800
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/38	675	712
100

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnston County NC GO	2.000%	2/1/34	1,060	815
	Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	2,582
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,762
	North Carolina Appropriations Revenue	5.000%	5/1/24	5,240	5,271
	North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,539
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,232
	North Carolina Appropriations Revenue	5.000%	5/1/25	7,790	7,932
	North Carolina Appropriations Revenue	5.000%	6/1/25	865	882
	North Carolina Appropriations Revenue	5.000%	5/1/26	12,190	12,558
	North Carolina Appropriations Revenue	5.000%	5/1/26	405	407
	North Carolina Appropriations Revenue	5.000%	5/1/27	2,825	2,948
	North Carolina Appropriations Revenue	5.000%	5/1/27	195	196
	North Carolina Appropriations Revenue	5.000%	5/1/28	1,920	2,000
	North Carolina Appropriations Revenue	5.000%	5/1/30	1,795	1,861
	North Carolina Appropriations Revenue	4.000%	5/1/33	80	79
	North Carolina Appropriations Revenue	4.000%	5/1/34	275	271
	North Carolina Appropriations Revenue	2.000%	3/1/36	1,385	985
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	6,485	6,524
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,335	2,378
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	285	305
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	65	70
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,350	1,181
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	75	80
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/34	25	27
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/44	2,000	1,728
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,092
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	2,725	2,786
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	30,676
	North Carolina GO	5.000%	6/1/24	9,775	9,846
	North Carolina GO	5.000%	6/1/25	3,900	3,978
	North Carolina GO	5.000%	6/1/25	1,895	1,933
	North Carolina GO	5.000%	6/1/25	13,265	13,530
	North Carolina GO	5.000%	6/1/26	3,350	3,459
	North Carolina GO	5.000%	6/1/26	1,235	1,275
	North Carolina GO	5.000%	6/1/27	2,940	3,037
	North Carolina GO	5.000%	6/1/28	1,900	2,016
	North Carolina GO	5.000%	6/1/28	100	103
	North Carolina GO	5.000%	6/1/29	1,505	1,615
	North Carolina GO	2.125%	6/1/36	1,425	1,047
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,165	13,214
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	6,665	6,768
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	220	222
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,500	1,557
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,175	5,429
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	110	116
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	560	592
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	140	148
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	10	11
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	20	21
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	3,245	3,250
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	470	475
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	340	346
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	215	219
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	385	391
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	41
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,285
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,707
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	3,900	1,697
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	5,000	2,048
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	3,475	1,336
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	3,910	1,325
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	15,500	4,941
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/46	3,690	1,106
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/47	7,375	2,058
[10]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	896
[10]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,030
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,454
101

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	189
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	5,918
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,312
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,850	4,541
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	11,300	11,324
	Orange County NC GO	2.750%	2/1/31	1,470	1,295
	Orange County NC GO	2.950%	2/1/33	1,470	1,289
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/48	1,755	1,807
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,100
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	8,000	5,210
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,233
					284,059
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	972
[1]	University of North Dakota COP	3.000%	6/1/61	8,350	4,863
					5,835
Ohio (1.6%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	396
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	364
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	1,195	1,199
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,390	1,410
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	270
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,339
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	4,000	4,006
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	2,445	2,449
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	125	131
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	35	37
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	6,415	5,532
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	4,360	4,361
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,166
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,080	1,130
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,005	3,124
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,614
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	2,948
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,418
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	2,515
[5]	Berea City School District GO	4.000%	12/1/53	250	196
[7]	Cincinnati City School District GO	5.250%	12/1/31	200	219
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	12,135	12,145
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	7,345	7,272
	Columbus OH GO	5.000%	4/1/24	1,075	1,080
	Columbus OH GO	5.000%	7/1/26	6,360	6,573
	Columbus OH Sewer Revenue	5.000%	6/1/29	13,835	14,215
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,566
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,471
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	437
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	389
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,102
	Cuyahoga County OH (Convention Hotel Project) COP	4.375%	12/1/44	75	65
	Fairborn City School District GO	3.000%	12/1/55	2,500	1,496
	Franklin City School District GO	3.000%	11/1/50	3,400	2,156
	Franklin City School District GO	3.000%	11/1/57	6,180	3,729
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,118
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,580
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,300	1,339
	Hamilton County OH Sewer System Sewer Revenue, Prere.	5.000%	12/1/23	260	260
	Hilliard OH Income Tax Revenue	5.000%	12/1/58	13,410	13,515
	Miami University OH College & University Revenue	4.000%	9/1/39	1,235	1,105
	Miami University OH College & University Revenue	5.000%	9/1/41	4,930	4,896
	Miami University OH College & University Revenue	4.000%	9/1/45	4,025	3,443
	Miami Valley Career Technology Center GO	5.000%	12/1/44	3,065	3,098
	North Canton City School District GO	3.000%	11/1/56	2,500	1,500
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	175	145
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	500	368
102

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/40	25	19
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	7,735	6,576
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,765
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,525	2,525
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	4,075	4,076
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	435	439
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,915	9,006
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,031
Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	4,088
Ohio GO	5.000%	8/1/24	6,000	6,054
Ohio GO	5.000%	9/15/24	1,040	1,051
Ohio GO	5.000%	9/15/24	2,750	2,779
Ohio GO	5.000%	5/1/25	2,965	3,018
Ohio GO	5.000%	9/1/25	505	516
Ohio GO	5.000%	9/15/25	480	491
Ohio GO	5.000%	9/15/25	9,360	9,571
Ohio GO	5.000%	8/1/26	155	160
Ohio GO	5.000%	9/15/26	8,050	8,343
Ohio GO	5.000%	5/1/27	210	219
Ohio GO	5.000%	8/1/27	8,550	8,953
Ohio GO	5.000%	5/1/30	2,190	2,222
Ohio GO	5.000%	5/1/34	3,000	3,035
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,546
Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	220
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,655	1,694
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,115	3,225
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	200	210
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,113
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	757
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	287
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	4,322
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	65	66
Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,000	3,072
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	2,000	1,463
Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,028
Ohio State University College & University Revenue	5.000%	12/1/33	270	295
Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,153
Ohio State University College & University Revenue	3.000%	12/1/44	5,000	3,467
Ohio State University College & University Revenue	4.000%	12/1/48	9,000	7,664
Ohio State University College & University Revenue	2.500%	12/1/51	1,000	557
Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	4,495	4,683
Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/56	2,785	2,399
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,015
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	950	990
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,510	11,447
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	6,254
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	450	469
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	640	717
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	357
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	26
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	801
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	12,500	12,971
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	73
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	232
Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	216
Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	125
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	11,640
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	13,111
Ohio University College & University Revenue	5.000%	12/1/44	4,000	3,968
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	905
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	235	248
Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	5,891
Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,615	4,713
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/34	4,025	3,442
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,300	2,431
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	8,855
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,080	1,087
103

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,000	1,013
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	148
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,500	1,528
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,500	1,537
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,795	1,851
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	1,790	1,858
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,205	1,259
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,230	1,294
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,250	7,776
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	45	48
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,235
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	9,060	9,429
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,050
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	3,000	3,152
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,561
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	3,000	3,139
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/41	3,000	3,126
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	5,560
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,099
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	4,185	4,451
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	11,380	12,158
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,324
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,514
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	7,500	8,268
	Perry Local School District GO	3.000%	11/1/55	4,050	2,508
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	7,701
[1]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,419
[5]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	1,897
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,558
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,450
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	801
[5]	Warrensville Heights City School District GO	5.000%	12/1/44	515	516
[5]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,276
	Wickliffe City School District GO	3.125%	12/1/43	775	550
	Wickliffe City School District GO	3.250%	12/1/56	1,300	802
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	783
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	302
[5]	Winton Woods City School District GO	4.000%	11/1/53	5,570	4,462
	Worthington City School District GO	5.000%	12/1/48	17,590	17,753
	Worthington City School District GO	5.500%	12/1/54	2,500	2,601
					485,791
Oklahoma (0.3%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	792
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	5,000	5,006
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Norman Public School Project)	5.000%	6/1/24	6,645	6,681
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	846
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,391
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	135	139
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	6,763
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	345	349
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,330	2,357
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	705
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,155
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	330	322
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/36	3,000	3,061
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	1,500	1,447
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	120	90
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	2,518
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	340
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	325	340
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	16,530	14,665
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	2,905	2,489
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	6,635	6,593
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,065	6,936
104

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/53	4,675	4,358
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	14,945	15,694
	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	10,020	8,508
	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	6,580	5,573
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/53	1,000	847
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	1,520	1,545
[1]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,815
					103,325
Oregon (0.9%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	1,922
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,265	3,386
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	1,085	1,137
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,270
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	226
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	357
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	204
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,477
	Columbia County School District No. 502 GO	5.000%	6/15/45	1,115	1,132
[6]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	9,093
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,297
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,390
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,573
	Multnomah County OR GO	5.000%	6/15/29	4,310	4,613
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,635	4,723
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	50	39
	Multnomah County School District No. 1 Portland GO	5.000%	6/15/25	10,100	10,291
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,045
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,499
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	7,641
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,535	7,849
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	223
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	343
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,220	10,601
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,815	1,917
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,594
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	45	47
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,035	7,264
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,447
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,005	5,066
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,731
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,464
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,113
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	3,000	3,138
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/41	7,000	7,293
	Oregon GO	5.000%	8/1/29	2,290	2,387
	Oregon GO	5.000%	8/1/41	11,040	11,103
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/24	1,600	1,610
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/33	3,000	3,309
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/34	3,000	3,281
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/36	1,715	1,853
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/37	1,410	1,507
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/38	1,070	1,131
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	1,115	1,173
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	1,285	1,346
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/42	3,000	3,110
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/43	3,000	3,103
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,450	1,184
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	1,970
	Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,018
	Oregon State Lottery Revenue	5.000%	4/1/25	9,190	9,233
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,397
	Oregon State Lottery Revenue	5.000%	4/1/28	175	178
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,529
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	919
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	8,920	9,355
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,386
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/47	1,655	1,675
105

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,209
	Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	12,573
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,055	5,298
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,161
	Seaside School District No. 10 GO	0.000%	6/15/37	500	249
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	13,155	13,796
	University of Oregon College & University Revenue	5.000%	4/1/48	4,470	4,476
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	3,658
[5]	University of Oregon College & University Revenue	3.500%	4/1/52	10,515	7,759
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,027
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,180
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	2,635
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,162
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	1,930
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	35,000	8,773
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,076
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,380	9,444
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,510
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,150	1,158
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,985	1,999
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	893
	Washington County OR GO	3.000%	7/1/34	1,055	909
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	9,875	2,087
					287,124
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/27	1,265	1,303
	Allegheny County PA GO	5.000%	11/1/28	2,415	2,477
	Allegheny County PA GO	5.000%	11/1/29	675	692
	Allegheny County PA GO	5.000%	11/1/41	430	437
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,029
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,350
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	828
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	4,790
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	875
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	2,075	1,831
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	389
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	101
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	418
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	3,998
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	2,645	2,650
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	7,425	7,442
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	1,445	1,451
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	378
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	453
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	5,170	5,217
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	7,000	7,006
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	21,465	21,757
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,115
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	152
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,018
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,505	17,870
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,880
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	7,730	7,899
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,360	5,477
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	4,800	4,810
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	5,880	6,029
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,336
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	10,420	10,782
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,240	2,318
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,365	3,494
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,143
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,050	17,744
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	719
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	24
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,826
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,525	5,778
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	690	709
106

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	7,105	7,302
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	551
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	3,985	4,132
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	430	434
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	7,060	7,462
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	170	175
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	420	415
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,480	1,493
[5]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,935
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	401
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	5,110	5,449
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,550	13,929
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,452
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	745	681
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	99
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	16,076
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	1,675	1,677
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	20	18
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	6,020	5,653
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,210	5,119
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	892
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	323
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	382
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	484
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	681
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,430
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,067
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	400	398
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	2,000	1,993
[1]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	70	61
	Commonwealth of Pennsylvania GO	5.000%	10/1/33	15	16
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	6,400	6,377
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,100
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,080	3,436
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	840	806
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	160	136
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	18,601
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	9,581
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,430	2,094
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	976
	Commonwealth of Pennsylvania GO	3.000%	9/15/35	435	373
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,002
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	225	181
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	6,019
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	40	32
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	2,515
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,345	7,569
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	12,850	11,814
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	7,279
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,500	2,632
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	110	93
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	200	123
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,210
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	473
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,812
	Council Rock School District GO	2.100%	8/15/43	1,000	574
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	4,991
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,000	4,980
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	15
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	507
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	490	501
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,251
	Delaware River Port Authority Highway Revenue, Prere.	4.500%	1/1/24	345	345
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	1,185	1,187
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,555	6,171
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,000	3,920
107

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,000	3,826
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,000	3,805
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,206
[9]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,770	6,121
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	985	772
	Haverford Township PA GO	4.000%	6/1/30	445	448
	Lehigh County Authority Water Revenue	5.000%	12/1/43	305	305
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	205
[1]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,114
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	381
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	2,870
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,593
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	796
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	12,695	9,799
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,655	7,135
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	1,892
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	8,280
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	11,043
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	8,755	8,024
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	61
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	127
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	231
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	1,220	1,189
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	137
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	4,759
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	90
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	250	252
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,005
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	165
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,190
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	1,843
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,557
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,488
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	2,425	2,517
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/23	2,815	2,817
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/32	6,445	6,590
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	630	623
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	5,647
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	10,579
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	6,123
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	5,845	4,611
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	450
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	4,580	4,584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	65	65
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	400	405
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,218
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	875	895
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	230	235
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,055	8,198
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	16,205	16,561
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	6,360	6,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,032
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	170	173
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	3,818
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,045
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,024
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	255	250
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,660	5,833
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,242
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,157
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,020	2,137
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	4,833
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	715	738
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	6,740	6,964
108

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	3,765	3,789
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,221
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	417
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,190	1,253
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,064
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	4,561
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	7,130	6,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	3,345	3,353
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,370	5,395
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,255
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,250	1,237
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	3,909
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	400	346
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,014
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	1,748
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	15,900	15,813
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,104
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	4,324
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	1,975
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	137
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	3,299
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	7,420	7,360
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,447
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,010	4,204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	17,945	17,755
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,075	4,032
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,120	4,082
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,045	1,026
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,750
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,840	2,789
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,275	1,884
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,656
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	785	770
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	6,820	6,688
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	6,502
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,525	4,482
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	7,500	7,511
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,265	3,465
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	16,465	13,688
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,458
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,395	5,996
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	2,676
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	100	81
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,614
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/51	5,025	5,003
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	7,000	6,944
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/53	7,500	7,634
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	50
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	330	281
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	257
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,990	1,929
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	8,379
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	3,670
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	2,255	1,740
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,820	1,755
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,529
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	819
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	730
	Philadelphia PA GO	5.000%	8/1/24	575	579
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,360
[1]	Philadelphia PA GO	5.000%	8/1/30	800	822
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,036
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/28	10	11
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	126
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	6,485	6,487
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,695	4,825
109

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/47	5,000	4,908
[1]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/48	10,000	9,229
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,009
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,317
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	3,250	3,334
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	3,913
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	7,385	7,437
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,062
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	15,000	15,106
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,383
	Philadelphia School District GO	5.000%	9/1/25	555	562
	Philadelphia School District GO	5.000%	9/1/26	3,000	3,074
[7]	Philadelphia School District GO	5.000%	6/1/27	365	375
	Philadelphia School District GO	5.000%	9/1/27	2,100	2,138
	Philadelphia School District GO	5.000%	9/1/30	2,640	2,686
[1]	Philadelphia School District GO	4.000%	9/1/43	3,625	3,080
	Philadelphia School District GO	5.000%	9/1/44	5,000	4,871
	Philadelphia School District GO	4.000%	9/1/46	3,805	3,061
[4]	Philadelphia School District GO	5.500%	9/1/48	4,220	4,330
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	170	175
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	325	348
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	1,575	1,690
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,020
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	3,000	2,552
[1]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	582
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	7,710
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	7,674
[1]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,595	7,050
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,147
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	1,941
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	866
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	579
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,252
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,607
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	598
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,525	6,552
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	6,630
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	100
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,029
[5]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	4,690	4,607
[5]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	2,983
[5]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	492
					1,026,344
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	1,575	1,584
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	845	866
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	625	640
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,815	2,876
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	1,060	1,079
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	3,120	3,174
	Rhode Island GO	4.125%	8/1/42	14,120	12,704
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/1/47	12,860	10,986
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,000	1,936
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	201
					36,046
South Carolina (0.8%)
	Charleston County SC GO	2.000%	11/1/38	5,810	3,825
	Charleston County SC GO	2.000%	11/1/39	1,790	1,148
	Charleston County SC GO	2.000%	11/1/39	2,490	1,597
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/24	735	736
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/24	1,400	1,416
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/25	5,655	5,660
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	4.000%	12/1/28	1,505	1,505
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue	5.000%	12/1/28	850	900
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	1,200	1,241
110

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	1,195	1,196
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	780	781
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue, Prere.	5.000%	12/1/23	10,875	10,885
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/52	13,260	13,446
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	1,940	1,962
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	2,230	2,278
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	2,510	2,595
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	2,590	2,707
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	1,125	1,190
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,440
[12]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	8,340	8,612
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	3,585
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	5,255	4,370
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	8,241
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	1,840
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,390
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,125
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	956
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,131
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	12,703
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	7,473
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	1,900	1,452
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	196
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	75
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	375
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	65
	South Carolina Public Service Authority Miscellaneous Revenue, ETM	5.000%	12/1/23	700	701
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	306
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	1,670	1,695
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	416
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,470
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	116
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	312
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	680
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,449
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	262
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,675
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	371
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,116
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,517
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	671
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,028
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	558
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	17,556
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,611
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	27,500	26,670
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	24
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	4,702
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	4,305	4,035
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	9,750
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	640
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	533
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	350	354
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	15,665	16,542
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/30	1,985	2,126
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,669
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.375%	10/1/32	50	45
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	35	37
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,025	9,216
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,213
	South Island Public Service District Water Revenue	4.500%	4/1/52	2,500	2,167
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,044
					246,374
South Dakota (0.0%)
	Lincoln County SD College & University Revenue	4.000%	8/1/61	680	460
111

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tennessee (0.5%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/45	20	20
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	4,561
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	10,444
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	2,746
	Memphis TN GO	5.000%	4/1/26	7,675	7,785
	Memphis TN GO	4.000%	6/1/32	1,390	1,370
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	20	20
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	2,150	2,123
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.250%	7/1/48	3,000	3,076
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.250%	7/1/53	3,000	3,063
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue	5.250%	7/1/56	6,435	6,556
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	525
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/46	35	36
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	506
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	10,915	10,926
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,075	4,107
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	355	360
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,374
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,600	1,643
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	80	84
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	110	110
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	70	70
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	10,750	11,028
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	1,375	1,446
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/31	1,320	1,388
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32	355	373
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,610	3,554
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	2,956
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,340
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	15	15
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/36	2,935	2,786
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	4.000%	1/1/42	20	18
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	911
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,532
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	708
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,000	3,824
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,345
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	616
	Oak Ridge TN GO	5.000%	6/1/25	600	610
	Rutherford TN GO	1.750%	4/1/35	5,465	3,966
	Shelby County TN GO	5.000%	3/1/24	690	693
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,002
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,170	5,282
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	158
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	10,000	10,162
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	6,000	6,065
	Williamson County TX GO	1.500%	4/1/32	2,040	1,573
	Williamson County TX GO	1.500%	4/1/33	2,070	1,558
					142,414
Texas (9.8%)
	Alamo Community College District GO	5.000%	2/15/27	3,495	3,626
	Alamo Community College District GO	5.000%	2/15/28	10	10
	Alamo Community College District GO	4.000%	8/1/40	5,250	4,626
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	331
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,310	1,333
[14]	Aldine Independent School District GO	5.000%	2/15/42	1,810	1,824
[14]	Aledo Independent School District GO	5.000%	2/15/48	4,500	4,550
[14]	Aledo Independent School District GO	5.000%	2/15/53	4,400	4,422
[14]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,234
112

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,138
[14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,342
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	3,884
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	2,000	1,988
	Austin Community College District GO	4.000%	8/1/45	15,960	13,716
	Austin Community College District GO	5.250%	8/1/53	2,410	2,478
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	344
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	843
	Austin Independent School District GO	5.000%	8/1/24	8,000	8,067
	Austin Independent School District GO	5.000%	8/1/25	19,000	19,374
	Austin Independent School District GO	4.000%	8/1/48	13,010	10,711
	Austin Independent School District GO	5.000%	8/1/48	5,000	5,022
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,091
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,042
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	15	15
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,055
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	13,246
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	3,859
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	535
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	95	96
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/46	5,000	5,027
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,050	4,070
[14]	Barbers Hill Independent School District GO	3.000%	2/15/38	3,975	3,083
[14]	Bastrop Independent School District GO	5.000%	2/15/48	2,250	2,274
[14]	Bastrop Independent School District GO	5.000%	2/15/53	3,445	3,469
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,301
	Bexar County TX GO	3.000%	6/15/41	1,500	1,081
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,510
	Bexar County TX GO, Prere.	5.000%	6/15/26	9,990	10,294
	Birdville Independent School District GO	4.000%	2/15/48	15	12
[14]	Birdville Independent School District GO	5.000%	2/15/48	10,370	10,591
	Brazoria County TX GO	3.000%	3/1/39	1,000	732
	Brazoria County TX GO	3.000%	3/1/40	1,000	725
[14]	Bullard Independent School District GO	4.000%	2/15/52	2,240	1,841
[14]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	7,500	7,603
[14]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,000	8,278
[14]	Celina Independent School District GO	4.000%	2/15/53	1,000	832
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	16,485	16,747
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,615	2,365
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	145	112
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	4,887
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,340
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	974
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	10,437
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	835	676
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,235
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	559
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,100	1,119
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,459
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,380
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,479
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,648
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	299
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,145
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,407
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,055	3,065
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,584
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	14,075	13,735
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,645	10,630
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	6,022
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,491
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	8,195	7,885
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,019
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	25,085	23,675
[14]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,125
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,407
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,076
113

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,037
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,645
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,150
	Collin County Community College District GO	3.000%	8/15/39	1,000	744
	Collin County Community College District GO	3.000%	8/15/40	1,000	730
[14]	Columbia-Brazoria Independent School District GO	4.000%	2/1/49	1,200	1,022
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,195
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,101
[14]	Conroe Independent School District GO	5.000%	2/15/34	3,855	3,933
[14]	Corpus Christi Independent School District GO	4.125%	8/15/53	5,000	4,197
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	974
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,585
[14]	Crowley Independent School District GO	5.000%	2/1/48	10,000	10,190
[14]	Crowley Independent School District GO	4.250%	2/1/53	6,000	5,158
[14]	Crowley Independent School District GO	5.250%	2/1/53	5,000	5,169
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,735	5,821
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	496
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,205	1,239
[4,14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	5,150	5,349
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	15
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	2,500	2,535
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	3,000	2,615
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,600
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	3,000	2,538
[9]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	463
[9]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	294
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,500	2,654
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,113
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,080	9,558
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,515	20,589
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,755	5,898
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,305	12,610
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,560	6,723
	Dallas College GO	5.000%	2/15/24	16,500	16,554
	Dallas College GO	5.000%	2/15/25	20,000	20,308
	Dallas College GO	4.000%	2/15/28	730	729
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	328
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,000
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	975	995
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	425
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,165	1,204
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,075	1,121
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	585	616
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,925	3,106
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	410
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	2,085	2,224
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	350
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	180	190
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	1,500	1,606
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	385
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	2,000	2,145
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,310
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,285	3,473
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	5,565	5,565
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,720	1,663
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,445	1,389
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,000	3,539
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	13,184
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	5,600	5,600
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,387
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	9,970	8,441
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/47	4,000	3,925
[14]	Dallas Independent School District GO	5.000%	2/15/24	15,425	15,474
[14]	Dallas Independent School District GO	5.000%	8/15/24	635	641
[14]	Dallas Independent School District GO	4.000%	2/15/29	5,050	4,989
[14]	Dallas Independent School District GO	3.000%	2/15/39	5,340	4,098
114

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	572
[14]	Dallas Independent School District GO	5.000%	2/15/48	150	153
[14]	Dallas Independent School District GO	4.000%	2/15/53	3,500	2,920
[14]	Dallas Independent School District GO Prere.	5.000%	8/15/24	10,000	10,084
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,286
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,227
	Dallas TX GO	5.000%	2/15/24	4,815	4,830
	Dallas TX GO	5.000%	2/15/24	10,000	10,030
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/26	3,000	3,071
	Dallas TX GO	5.000%	2/15/27	1,870	1,873
	Dallas TX GO	5.000%	2/15/27	3,000	3,107
	Dallas TX GO	5.000%	2/15/28	6,335	6,345
	Dallas TX GO	5.000%	2/15/28	3,000	3,144
	Dallas TX GO	5.000%	2/15/30	9,660	10,271
	Dallas TX GO	5.000%	2/15/31	10,815	11,568
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	2,815	2,845
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,980	3,045
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	2,445	2,506
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	880
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	225
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	12,048
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	20	17
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	7,540	6,536
[14]	Denton Independent School District GO	5.000%	8/15/35	3,560	3,841
[14]	Denton Independent School District GO	5.000%	8/15/36	1,000	1,071
[14]	Denton Independent School District GO	5.000%	8/15/37	615	651
[14]	Denton Independent School District GO	5.000%	8/15/38	830	872
[14]	Denton Independent School District GO	5.000%	8/15/39	1,370	1,433
[14]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,349
[14]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,333
[14]	Denton Independent School District GO	5.000%	8/15/42	2,950	3,044
[14]	Denton Independent School District GO	5.000%	8/15/43	1,450	1,493
[14]	Denton Independent School District GO	5.000%	8/15/48	20,000	20,339
[14]	Denton Independent School District GO	5.000%	8/15/53	12,255	12,347
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	112
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	6,800	6,937
	Denton TX GO	2.000%	2/15/39	1,400	898
[14]	Dickinson Independent School District GO	4.000%	2/15/38	3,180	2,849
[14]	Dickinson Independent School District GO	4.000%	2/15/41	12,650	11,119
[14]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,159
[14]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	2,627
[14]	El Paso Independent School District GO	4.000%	8/15/45	255	217
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	661
	El Paso TX GO	4.000%	8/15/41	55	47
	El Paso TX GO	4.000%	8/15/42	200	169
	El Paso TX GO	5.000%	8/15/42	1,235	1,236
	El Paso TX GO	4.000%	8/15/44	1,485	1,238
	El Paso TX GO	3.000%	8/15/47	2,990	1,955
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	768
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,660	15,144
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	6,629
[14]	Forney Independent School District GO	2.000%	2/15/36	4,355	3,091
[14]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,130
[14]	Forney Independent School District GO	4.000%	8/15/53	7,500	6,190
	Fort Bend County TX GO	5.250%	3/1/53	100	103
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,066
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	345
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	3,024
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	960
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,535	1,443
[5]	Fort Bend TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,352
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	742
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	910
[14]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	376
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,346
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,382
115

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Frisco TX GO	2.000%	2/15/38	1,315	860
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,006
[14]	Garland Independent School District GO	5.000%	2/15/24	3,675	3,686
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,400	1,922
	Georgetown City TX GO	2.000%	8/15/34	1,130	817
[1]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/47	15	13
[14]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	7,605	6,607
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/34	2,750	2,861
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	810	840
	Grand Parkway Transportation Corp. Highway Revenue	5.500%	10/1/35	5,380	5,718
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,000	1,019
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	4,575	4,557
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	16,500	16,364
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/48	50	52
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	12,585	10,153
[5]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	637
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/28	12,985	13,441
[5]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/53	1,500	1,253
[14]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	472
[14]	Hallsville Independent School District GO	3.000%	2/15/38	2,975	2,308
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	966
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	711
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	366
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	336
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	3,140	3,167
	Harris County Flood Control District GO	4.000%	10/1/45	5,085	4,389
	Harris County Flood Control District GO	4.250%	10/1/47	4,565	4,019
	Harris County Flood Control District GO	4.000%	9/15/48	5,000	4,207
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,074
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	3,000	3,185
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,000	3,208
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	3,055	3,194
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/33	80	86
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	8,004
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	433
	Harris County TX GO	5.000%	10/1/24	2,900	2,928
	Harris County TX GO	5.000%	10/1/26	1,295	1,317
	Harris County TX GO	5.000%	10/1/27	2,950	3,000
	Harris County TX GO	5.000%	10/1/28	1,965	1,998
	Harris County TX GO	5.000%	9/15/48	1,500	1,529
	Harris County TX Highway Revenue	5.000%	8/15/24	2,465	2,485
	Harris County TX Highway Revenue	5.000%	8/15/25	5,210	5,305
	Harris County TX Highway Revenue	5.000%	8/15/28	615	631
	Harris County TX Highway Revenue	5.000%	8/15/30	770	788
	Harris County TX Highway Revenue	5.000%	8/15/36	60	61
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	7,481
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	630
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	575	581
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	2,935
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	110	110
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	655	657
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	307
	Hidalgo County TX GO	4.000%	8/15/43	3,955	3,364
[14]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,657
[14]	Houston Independent School District GO	5.000%	2/15/24	255	256
[14]	Houston Independent School District GO	5.000%	2/15/25	12,295	12,479
[14]	Houston Independent School District GO	5.000%	2/15/25	2,130	2,162
[14]	Houston Independent School District GO	5.000%	2/15/26	6,955	7,140
[14]	Houston Independent School District GO	5.000%	2/15/26	5,700	5,852
[14]	Houston Independent School District GO	5.000%	2/15/27	150	154
[14]	Houston Independent School District GO	5.000%	2/15/28	4,735	4,851
[14]	Houston Independent School District GO	5.000%	2/15/29	5,200	5,328
[14]	Houston Independent School District GO	5.000%	2/15/30	835	855
[14]	Houston Independent School District GO	4.000%	2/15/33	500	490
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	992
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,249
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	280	290
116

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,058
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	1,165	1,172
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,899
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	5,635	5,661
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,119
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	354
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,106
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	13,557
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,540	1,638
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	6,000	6,106
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	960	974
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	389
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	134
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	525
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,069
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,684
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	74
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/45	50	42
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	2,646
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	12,231
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,336
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	10,750	8,689
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	17,935	15,824
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,183
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,003
	Houston TX GO	5.000%	3/1/24	140	140
	Houston TX GO	5.000%	3/1/25	100	101
	Houston TX GO	5.000%	3/1/25	270	274
	Houston TX GO	5.000%	3/1/26	2,145	2,200
	Houston TX GO	5.000%	3/1/26	4,530	4,646
	Houston TX GO	5.000%	3/1/27	2,215	2,266
	Houston TX GO	5.000%	3/1/27	1,650	1,711
	Houston TX GO	5.000%	3/1/28	300	306
	Houston TX GO	5.000%	3/1/28	6,080	6,292
	Houston TX GO	5.000%	3/1/28	750	787
	Houston TX GO	5.000%	3/1/29	8,745	9,274
	Houston TX GO	5.000%	3/1/31	1,355	1,456
	Houston TX GO	5.000%	3/1/34	225	244
	Houston TX GO	4.000%	3/1/35	2,460	2,357
	Houston TX GO	5.250%	3/1/42	825	861
	Houston TX GO	5.250%	3/1/43	950	989
	Houston TX GO	4.000%	3/1/49	7,120	5,868
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	604
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	503
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,035
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	502
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	502
[14]	Hutto Independent School District GO	5.000%	8/1/48	25	26
[14]	Hutto Independent School District GO	5.000%	8/1/53	1,595	1,628
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	719
[14]	Irving Independent School District GO	5.000%	2/15/39	700	727
[14]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,664
[14]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,542
[14]	Irving Independent School District GO	5.000%	2/15/42	1,360	1,391
[14]	Irving Independent School District GO	5.000%	2/15/43	1,180	1,205
	Irving TX GO	5.000%	9/15/29	1,525	1,606
[14]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/40	1,070	653
[14]	Judson Independent School District GO	4.000%	2/1/41	30	26
[14]	Katy Independent School District GO	5.000%	2/15/24	5,250	5,267
[14]	Katy Independent School District GO	5.000%	2/15/48	11,005	11,151
[14]	Katy Independent School District GO	4.000%	2/15/53	7,000	5,800
[14]	Keller Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,001
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	10,343
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,007
[14]	Klein Independent School District GO	4.000%	8/1/40	18,765	16,945
[14]	Klein Independent School District GO	4.000%	8/1/43	4,830	4,280
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	5,669
117

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	6,725	5,559
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	2,500	2,126
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	1,739
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/53	4,720	4,782
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	18,215	18,333
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	10,000	10,479
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	10,000	8,100
[14]	Laredo Independent School District GO	4.000%	8/1/28	1,640	1,615
[14]	Leander Independent School District GO	5.000%	8/15/38	450	453
[14]	Leander Independent School District GO	5.000%	8/15/39	1,650	1,660
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,632
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	606
[14]	Leander Independent School District GO	5.000%	2/15/48	3,000	3,041
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	25,000	9,331
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	200	90
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	546
[14]	Lewisville Independent School District GO	4.000%	8/15/27	3,765	3,743
	Lewisville Independent School District GO	5.000%	8/15/28	1,655	1,678
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	858
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	4,638
	Little Elm Town TX GO	2.000%	8/1/37	1,295	840
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,434
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	6,920
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,065
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,510	1,533
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,400	1,451
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,000	3,175
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,075	3,242
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,500	1,590
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	4,650	4,620
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	660	644
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	90	87
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/48	2,750	2,731
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,567
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/49	5,000	3,859
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,003
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,107
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,643
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	12,995	10,620
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	3,954
[14]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	3,915
	McLennan County TX GO	2.000%	6/1/39	880	556
[14]	Medina Valley Independent School District GO	4.000%	2/15/53	9,000	7,468
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,240
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	1,781
[14]	Montgomery Independent School District GO	4.000%	2/15/48	1,920	1,599
[14]	Montgomery Independent School District GO	4.000%	2/15/53	2,800	2,271
[14]	Needville Independent School District GO	4.250%	8/15/53	2,825	2,412
[14]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,531
[14]	New Caney Independent School District GO	2.000%	2/15/39	1,000	635
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	883
[14]	New Caney Independent School District GO	5.000%	2/15/48	1,880	1,906
[14]	New Caney Independent School District GO	5.000%	2/15/53	2,500	2,521
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	3,000	2,213
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	135	125
[14]	North East TX Independent School District GO	5.250%	2/1/27	305	318
[14]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	326
[5]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,565
	North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	8,613
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	358
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	1,945
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,813
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	235
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,150	4,156
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,895	1,898
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,005
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	3,000	3,004
118

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,629
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,910	1,913
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,033
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,265	3,304
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	7,835	7,847
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,742
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,050	3,121
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,021
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	6,505	6,654
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	20,205	20,236
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,000	4,125
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	7,505	7,762
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	3,300	3,368
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	330	335
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,150	1,174
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,232
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,683
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,935	1,974
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	25	25
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	376
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	280	281
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,160	1,182
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,685	5,694
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,035
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,012
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,500	1,602
[4]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	4,900	5,182
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,560	1,565
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	300	301
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	11,725	11,750
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,273
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	2,920
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,067
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	40	40
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,395	8,937
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	587
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	505	505
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,500	2,624
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	555	485
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	9,120	8,013
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,249
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	9,676
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,051
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,586
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,113
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,250	2,295
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	21,390	21,488
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	9,953
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	974
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	6,410	6,347
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,228
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	1,000	994
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	1,100	905
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,830	1,823
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	11,814
[10]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	11,875	12,174
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	1,994
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,500	2,961
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,040	6,730
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	945
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	1,847
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,120	4,427
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	107
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	13,544
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,005	3,746
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	118
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	5,891
119

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	1,736
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,180
[14]	Northside Independent School District GO PUT	1.600%	8/1/24	1,665	1,631
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	3,921
[14]	Northside Independent School District GO PUT	3.000%	8/1/26	3,850	3,710
[14]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,329
[14]	Northwest Independent School District GO	4.000%	2/15/48	1,785	1,528
[14]	Northwest Independent School District GO	5.000%	2/15/48	205	208
[14]	Northwest Independent School District GO	5.000%	2/15/48	7,685	7,782
[14]	Pasadena Independent School District GO	4.000%	2/15/52	15	13
[14]	Pasadena Independent School District GO	4.250%	2/15/53	275	245
[14]	Pecos Barstow Toyah Independent School District GO, Prere	4.000%	2/15/25	1,455	1,457
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,080	1,089
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,155	5,349
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,630	6,926
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	448
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,345	6,917
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	1,555	1,695
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	750	823
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	105	114
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	30	32
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,124
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,138
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	891
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,720	3,862
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,515	2,595
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	1,687
	Permanent University Fund - University of Texas System College & University Revenue Prere.	4.000%	7/1/24	3,185	3,188
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	2,100	2,115
	Pflugerville Independent School District GO	5.000%	2/15/48	2,445	2,448
	Pflugerville TX GO	1.750%	8/1/34	1,190	841
	Pflugerville TX GO	4.000%	8/1/49	1,830	1,498
	Pflugerville TX GO	4.125%	8/1/53	3,505	2,888
	Plano Independent School District GO	5.000%	2/15/24	10,500	10,532
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,145
	Plano Independent School District GO	5.000%	2/15/38	30	31
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,551
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,551
	Plano Independent School District GO	5.000%	2/15/41	3,000	3,099
	Plano Independent School District GO	5.000%	2/15/42	2,000	2,056
	Plano Independent School District GO	5.000%	2/15/43	4,000	4,105
	Plano TX GO	2.000%	9/1/38	1,975	1,274
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/53	9,000	8,942
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,082
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,189
	Prosper TX GO	2.000%	2/15/35	2,035	1,494
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,416
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,513
[14]	Rockwall Independent School District GO	5.250%	2/15/48	85	88
[14]	Rockwall Independent School District GO	4.000%	2/15/53	14,500	11,952
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,120	1,135
[14]	Round Rock Independent School District GO	5.000%	8/1/31	580	618
[14]	Round Rock Independent School District GO	4.000%	8/1/32	1,240	1,233
[14]	Royse City Independent School District GO	5.000%	2/15/53	2,995	3,010
	Sabine-Neches Navigation District GO (Sabine-Neches Waterway Project)	4.625%	2/15/47	11,500	10,614
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,109
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	2,499
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	1,960
[14]	San Antonio Independent School District GO	5.000%	8/15/52	17,140	17,374
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	7,500	7,969
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	5,000	5,281
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	9,890	8,206
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,039
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	500	506
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	17,695	17,960
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,820	10,049
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	5,945	6,119
120

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	465
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	13,655
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,701
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	471
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,095	3,156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	265
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,081
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	536
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	1,883
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	3,981
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,761
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,000	3,133
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/42	3,000	3,117
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	189
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,258
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	10,500	10,479
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/46	3,000	3,099
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,380	5,409
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,234
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,743
[14]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	722
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	1,977
[15]	San Antonio Water System Water Revenue	3.700%	11/2/23	11,260	11,544
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	598
	San Antonio Water System Water Revenue	5.000%	5/15/46	75	76
	San Antonio Water System Water Revenue	5.000%	5/15/48	2,995	3,014
	San Antonio Water System Water Revenue	5.250%	5/15/48	5,000	5,155
	San Antonio Water System Water Revenue	5.250%	5/15/52	5,000	5,140
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,210	9,117
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	1,799
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	3,000	3,127
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,227
[14]	Sanger Independent School District GO	4.000%	8/15/52	2,030	1,641
[5]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,767
[14]	Sherman TX Independent School District GO	5.000%	2/15/48	3,100	3,145
[14]	Sherman TX Independent School District GO	5.000%	2/15/53	2,500	2,523
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,229
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,219
[14]	Southwest Independent School District GO	4.000%	2/1/53	7,370	6,126
[14]	Spring Branch Independent School District GO	5.000%	2/1/25	4,000	4,061
	Spring Independent School District GO	4.000%	8/15/52	6,655	5,368
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	13,115
	Tarrant County College District GO	5.000%	8/15/40	7,250	7,446
	Tarrant County TX GO	4.000%	7/15/47	2,775	2,322
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	50
	Temple College GO	3.000%	7/1/46	1,955	1,293
	Temple TX GO	2.125%	8/1/39	1,720	1,070
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,000	3,053
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,675	3,789
	Texas A&M University College & University Revenue	5.000%	5/15/27	75	78
	Texas A&M University College & University Revenue	5.000%	5/15/28	80	83
[14]	Texas City Independent School District GO	4.000%	8/15/53	4,900	4,082
	Texas GO	5.000%	4/1/24	1,055	1,060
	Texas GO	5.000%	10/1/24	1,020	1,025
	Texas GO	5.000%	10/1/24	18,145	18,324
	Texas GO	5.000%	10/1/24	285	288
	Texas GO	5.000%	4/1/25	1,720	1,728
	Texas GO	5.000%	10/1/25	985	994
	Texas GO	5.000%	10/1/25	800	817
	Texas GO	5.000%	4/1/26	2,435	2,445
	Texas GO	5.000%	10/1/26	460	464
	Texas GO	5.000%	10/1/26	1,020	1,039
	Texas GO	5.000%	10/1/27	360	363
	Texas GO	5.000%	10/1/27	2,770	2,823
	Texas GO	5.000%	10/1/27	1,355	1,361
	Texas GO	3.200%	10/1/28	7,450	6,957
	Texas GO	5.000%	10/1/28	3,355	3,418
121

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas GO	5.000%	10/1/28	1,350	1,362
	Texas GO	5.000%	10/1/29	5,365	5,563
	Texas GO	5.000%	10/1/29	1,015	1,033
	Texas GO	4.000%	10/1/31	425	412
	Texas GO	4.000%	10/1/31	5,000	4,843
	Texas GO	5.000%	10/1/31	510	527
	Texas GO	5.000%	10/1/31	10,390	10,567
	Texas GO	2.250%	8/1/32	1,000	793
	Texas GO	5.000%	10/1/32	6,090	6,280
	Texas GO	5.000%	10/1/32	19,500	19,814
	Texas GO	2.250%	8/1/33	1,000	776
	Texas GO	5.000%	10/1/33	5,965	6,142
	Texas GO	5.000%	10/1/34	1,520	1,561
	Texas GO	2.000%	8/1/35	2,000	1,429
	Texas GO	5.000%	10/1/35	9,270	9,376
	Texas GO	5.000%	10/1/35	10,000	10,229
	Texas GO	2.000%	8/1/36	3,000	2,062
	Texas GO	5.000%	10/1/36	6,815	6,875
	Texas GO	5.000%	5/15/40	1,595	1,601
	Texas GO	5.000%	8/1/41	3,000	3,011
	Texas GO	5.000%	4/1/43	1,320	1,329
	Texas GO	5.000%	4/1/46	235	236
	Texas GO, Prere.	4.000%	4/1/24	1,000	1,000
	Texas GO, Prere.	5.000%	4/1/24	640	643
	Texas GO, Prere.	5.000%	4/1/24	455	457
	Texas GO, Prere.	5.000%	4/1/24	2,550	2,561
	Texas GO, Prere.	5.000%	4/1/24	1,460	1,467
	Texas GO, Prere.	5.000%	4/1/24	4,565	4,588
	Texas GO, Prere.	5.000%	4/1/24	1,300	1,306
	Texas GO, Prere.	5.000%	4/1/24	665	668
	Texas GO, Prere.	5.000%	4/1/24	590	593
	Texas GO, Prere.	5.000%	4/1/24	750	754
	Texas GO, Prere.	5.000%	4/1/24	19,500	19,597
	Texas GO, Prere.	5.000%	4/1/24	3,125	3,140
	Texas GO, Prere.	5.000%	10/1/24	3,730	3,763
	Texas GO, Prere.	5.000%	10/1/24	45,635	46,043
	Texas GO, Prere.	5.000%	10/1/24	5,700	5,751
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,015	811
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	1,600	1,018
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	2,664
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	1,680
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,652
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,318
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,354
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	1,900
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	265	271
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	924
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	4,770	4,836
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	917
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	895
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	933
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	886
[1]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,500	3,650
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,780
	Texas State University System College & University Revenue	5.000%	3/15/28	4,455	4,611
	Texas State University System College & University Revenue	5.000%	3/15/29	580	599
	Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,170
	Texas Transportation Commission Highway Revenue	0.000%	8/1/50	2,085	398
	Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	932
	Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	841
	Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	79
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	1,753
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	248
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	466
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	218
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	268
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	343
122

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	5,370	5,392
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	18,165	18,558
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,560
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,140	2,211
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,945	8,210
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,028
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,798
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	5,380	5,403
[15]	Texas Water Development Board Water Revenue	3.700%	11/2/23	5	5
	Texas Water Development Board Water Revenue	5.000%	4/15/24	275	276
	Texas Water Development Board Water Revenue	5.000%	4/15/25	265	269
	Texas Water Development Board Water Revenue	5.000%	4/15/26	1,150	1,184
	Texas Water Development Board Water Revenue	5.000%	10/15/29	13,930	14,259
	Texas Water Development Board Water Revenue	5.000%	4/15/30	195	206
	Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,060
	Texas Water Development Board Water Revenue	5.000%	4/15/31	3,240	3,414
	Texas Water Development Board Water Revenue	5.000%	10/15/31	5,765	5,905
	Texas Water Development Board Water Revenue	5.000%	10/15/31	2,235	2,324
	Texas Water Development Board Water Revenue	4.000%	10/15/32	1,715	1,640
	Texas Water Development Board Water Revenue	5.000%	10/15/32	8,500	8,949
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,920	1,898
	Texas Water Development Board Water Revenue	4.000%	10/15/33	1,010	999
	Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	4,813
	Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	1,950
	Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,473
	Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,082
	Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	1,994
	Texas Water Development Board Water Revenue	4.000%	10/15/36	335	318
	Texas Water Development Board Water Revenue	4.000%	4/15/38	2,135	1,957
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,760	3,832
	Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,073
	Texas Water Development Board Water Revenue	3.000%	10/15/39	500	383
	Texas Water Development Board Water Revenue	4.600%	10/15/39	1,500	1,484
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,616
	Texas Water Development Board Water Revenue	4.000%	10/15/40	1,440	1,297
	Texas Water Development Board Water Revenue	4.650%	10/15/40	11,500	11,366
	Texas Water Development Board Water Revenue	5.000%	10/15/40	14,885	15,043
	Texas Water Development Board Water Revenue	4.000%	10/15/41	1,780	1,554
	Texas Water Development Board Water Revenue	4.700%	10/15/41	4,595	4,521
	Texas Water Development Board Water Revenue	4.700%	10/15/41	1,500	1,483
	Texas Water Development Board Water Revenue	4.000%	10/15/43	11,860	10,335
	Texas Water Development Board Water Revenue	4.750%	10/15/43	3,000	2,931
	Texas Water Development Board Water Revenue	4.000%	10/15/44	14,895	13,145
	Texas Water Development Board Water Revenue	4.000%	10/15/45	15,000	13,086
	Texas Water Development Board Water Revenue	5.000%	10/15/45	6,855	6,902
	Texas Water Development Board Water Revenue	5.000%	10/15/47	18,830	19,053
	Texas Water Development Board Water Revenue	4.000%	4/15/48	1,480	1,257
	Texas Water Development Board Water Revenue	4.875%	10/15/48	7,500	7,346
	Texas Water Development Board Water Revenue	5.000%	4/15/49	5,000	4,965
	Texas Water Development Board Water Revenue	4.000%	10/15/49	14,125	11,928
	Texas Water Development Board Water Revenue	4.000%	10/15/50	50	42
	Texas Water Development Board Water Revenue	4.000%	4/15/51	10,145	8,433
	Texas Water Development Board Water Revenue	4.000%	10/15/51	14,585	12,115
	Texas Water Development Board Water Revenue	5.250%	10/15/51	5,500	5,660
	Texas Water Development Board Water Revenue	5.000%	10/15/58	2,500	2,509
[14]	Tomball Independent School District GO	5.000%	2/15/48	4,955	4,994
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	185	166
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	3,145	3,287
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,393
	University of Houston College & University Revenue	5.000%	2/15/36	4,740	4,789
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	6,914
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	3,490	3,523
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	1,000	1,009
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	1,120	1,130
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	1,225	1,251
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	695	710
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,340	3,444
123

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,250	3,351
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	1,495	1,542
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	7,530	7,764
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	295	304
	University of Texas System Regents College & University Revenue	5.000%	8/15/27	1,060	1,106
	University of Texas System Regents College & University Revenue	5.000%	8/15/29	6,810	7,256
	University of Texas System Regents College & University Revenue	5.000%	8/15/30	2,105	2,263
	University of Texas System Regents College & University Revenue	5.000%	8/15/31	16,380	17,755
	University of Texas System Regents College & University Revenue	5.000%	8/15/31	3,000	3,252
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	2,605	2,755
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	405	442
	University of Texas System Regents College & University Revenue	5.000%	8/15/33	3,155	3,433
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	15,060	15,865
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	3,140	3,407
	University of Texas System Regents College & University Revenue	4.000%	8/15/35	4,800	4,590
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	6,125	6,407
	University of Texas System Regents College & University Revenue	5.000%	8/15/43	5,000	5,141
	University of Texas System Regents College & University Revenue	5.000%	8/15/44	700	702
	University of Texas System Regents College & University Revenue	2.250%	8/15/46	1,070	613
	University of Texas System Regents College & University Revenue	5.000%	8/15/47	1,250	1,268
	University of Texas System Regents College & University Revenue	3.500%	8/15/50	11,610	8,464
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	6,900	6,946
[5]	Van Alstyne TX GO	2.000%	2/15/36	720	508
[14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,365
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,533
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	1,724
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/48	3,000	2,550
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/53	4,000	3,330
[14]	Waxahachie Independent School District GO	5.000%	2/15/48	3,000	3,042
[14]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	1,932
	Webster TX GO	2.000%	3/1/38	975	608
	Webster TX GO	2.000%	3/1/39	995	603
[5]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,045	7,523
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	870
[5]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,350	1,134
	Williamson County TX GO	4.000%	2/15/28	18,440	18,684
	Williamson TX GO	2.375%	2/15/37	3,790	2,769
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,011
[14]	Ysleta Independent School District GO	4.000%	8/15/50	10	8
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	11,334
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	8,027
					2,979,962
Utah (0.7%)
	Canyons School District GO (Utah School Board Guaranty Program)	2.650%	6/15/31	2,565	2,216
	Canyons School District GO (Utah School Board Guaranty Program)	2.750%	6/15/32	2,650	2,279
	Canyons School District GO (Utah School Board Guaranty Program)	2.900%	6/15/33	2,725	2,353
	Canyons School District GO (Utah School Board Guaranty Program)	2.950%	6/15/34	2,800	2,398
	Canyons School District GO (Utah School Board Guaranty Program)	3.000%	6/15/35	2,890	2,445
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	8,586
	Davis School District GO (Utah School Board Guaranty Program)	2.600%	6/1/31	3,900	3,324
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,925	3,109
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	625	670
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	5,750	6,196
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	25	27
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	55	59
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	15	16
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,220	1,289
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	1,345	1,409
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	1,970	2,055
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	85	88
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	50	52
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,195	2,281
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	435	449
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	2,170	2,246
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	2,105	2,165
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,000	3,148
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	2,245	2,290
124

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jordan School District GO	4.000%	6/15/29	2,450	2,430
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	148
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/47	1,550	1,521
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	819
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,152
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	893
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,120
	Salt Lake County UT GO	2.700%	12/15/31	1,635	1,395
	Salt Lake County UT GO	2.800%	12/15/32	1,185	1,008
	Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,313
	University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,149
	University of Utah College & University Revenue	4.000%	8/1/33	425	418
	University of Utah College & University Revenue	5.250%	8/1/48	1,505	1,557
	University of Utah College & University Revenue	5.250%	8/1/53	20	21
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	95	100
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/40	15	16
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,820	7,018
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/46	130	132
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	10,000	8,385
	Utah GO	5.000%	7/1/24	6,050	6,098
	Utah GO	5.000%	7/1/25	2,340	2,387
	Utah GO	5.000%	7/1/26	6,970	7,212
	Utah GO	5.000%	7/1/26	6,610	6,839
	Utah GO	5.000%	7/1/28	3,530	3,748
	Utah GO	5.000%	7/1/29	175	187
	Utah GO	5.000%	7/1/30	840	893
	Utah GO	5.000%	7/1/31	10	11
	Utah GO	5.000%	7/1/32	70	74
	Utah GO	3.000%	7/1/33	8,650	7,868
	Utah GO	3.000%	7/1/34	3,450	3,093
	Utah GO, Prere.	3.500%	1/1/25	21,970	21,880
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,152
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	629
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	6,010	5,484
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	413
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	4,915	4,949
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	220	224
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,214
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	5,757
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	3,294
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,350	8,509
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	718
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	189
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	183
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,695	2,746
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,850	6,981
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	51
	Weber School District GO	2.125%	6/15/32	1,670	1,332
					200,860
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	15,140	13,580
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.125%	10/1/45	10,460	9,100
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	163
					22,843
Virginia (1.3%)
	Arlington County VA GO, Prere.	2.500%	8/15/29	2,040	1,815
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,250	1,230
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	9,305	8,625
	Commonwealth of Virginia GO	5.000%	6/1/27	180	184
	Fairfax County VA GO	4.000%	10/1/26	290	291
	Fairfax County VA GO	4.000%	10/1/27	2,635	2,643
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	504
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,100
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	129
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	8,499
125

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	9,500	7,899
Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	847
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	19,525	19,777
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,190	2,205
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	781
Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,095	3,327
Loudoun County Economic Development Authority Lease (Appropriation) Revenue	3.000%	12/1/36	3,500	2,798
Loudoun County VA GO	2.000%	12/1/34	1,000	748
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/47	1,500	1,525
Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	2,500	2,532
Richmond VA GO	3.375%	3/1/41	1,450	1,167
Richmond VA Public Utility Water Revenue	5.000%	1/15/26	140	144
Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	6,895
Richmond VA Public Utility Water Revenue Prere.	5.000%	1/15/26	140	144
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,191
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	4,646
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	5,293
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	5,000	4,302
University of Virginia College & University Revenue (Multi Year Capital Project)	4.000%	8/1/48	10,000	8,603
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,672
Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,405
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	305	310
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	705	716
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	240	246
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	1,050	1,077
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	450	467
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,294
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,080	3,234
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	5,750	6,038
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	315	330
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	420	445
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,618
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	150	130
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	8,330	8,208
Virginia College Building Authority Appropriations Revenue	4.000%	8/1/34	1,130	1,114
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	6,625
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,097
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	2,316
Virginia College Building Authority Appropriations Revenue	5.250%	2/1/41	11,265	11,818
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	295	299
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	3,000	3,045
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	3,000	3,076
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	3,000	3,114
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,150
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	25	26
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,000	3,181
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	25	27
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	1,150	1,202
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	550	567
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,000	3,209
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	3,000	3,235
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	3,155	3,430
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,210	3,515
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,000	3,260
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,000	3,260
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	295	249
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,550	1,678
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	3,000	3,250
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	2,000	1,940
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,535	1,656
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,230	1,312
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	1,000	1,054
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	1,220	1,272
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	1,765	1,831
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,000	5,254
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	1,955	1,728
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,453
126

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	50	52
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,035
	Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	3,586
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	4,855
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	6,794
	Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	4,400	4,199
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	1,564
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	1,250	957
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/25	13,555	13,761
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	202
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,030	5,062
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,487
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,668
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,487
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	418
	Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/29	4,200	3,848
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	7,975	8,321
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	1,000	1,040
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	692
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,485
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	264
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	239
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,485	3,053
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/36	9,395	7,687
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,017
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	16,995	16,828
	Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/36	3,100	3,011
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,486
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,393
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	5,180	5,233
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,710	3,770
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	185
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	3,880
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,290	5,401
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/26	4,750	4,753
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,345	3,456
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,230	2,331
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	125	136
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	15	16
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	100	96
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	1,830	1,868
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	5,980	6,091
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,470	1,493
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	5,950	5,403
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,607
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,493
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/41	20	18
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	294
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.000%	7/1/48	1,000	826
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/53	1,500	1,531
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/58	1,000	820
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/63	3,000	2,537
					386,006
Washington (2.9%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,111
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	3,055	3,092
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,254
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,500	4,602
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	6,524
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,340
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	975	997
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,595
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	164
127

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	19,510	19,951
	Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,680	4,786
[7]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/28	15	15
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,137
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,075	1,159
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	2,015	2,188
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	170	185
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	425	461
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	90	98
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,600	2,952
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	95	101
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	4,228
[7]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	10	8
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	15,776
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,554
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,013
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,723
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	872
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,780	2,869
	Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	4,988
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	19,690	20,279
	Energy Northwest Nuclear Revenue	5.000%	7/1/28	885	911
	Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,053
	Energy Northwest Nuclear Revenue	4.000%	7/1/30	5,000	5,053
	Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,339
	Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,885	4,087
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,010	1,062
	Energy Northwest Nuclear Revenue	5.000%	7/1/32	5	5
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	280
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	85	93
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	75	79
	Energy Northwest Nuclear Revenue	5.000%	7/1/33	130	136
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	270	283
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	1,240	1,299
	Energy Northwest Nuclear Revenue	5.000%	7/1/34	75	82
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,295	3,558
	Energy Northwest Nuclear Revenue	5.000%	7/1/35	75	79
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	12,215	12,749
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,880	2,010
	Energy Northwest Nuclear Revenue	5.000%	7/1/36	60	63
	Energy Northwest Nuclear Revenue	5.000%	7/1/37	2,110	2,232
	Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,160	3,311
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,155	3,256
	Energy Northwest Nuclear Revenue	5.000%	7/1/39	5,000	5,215
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	2,670	2,352
	Energy Northwest Nuclear Revenue (Electric 3 Revenue Project)	5.000%	7/1/33	80	88
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/34	4,000	4,361
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	862
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,538
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,200	2,215
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	4,000	4,129
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,515
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,570	1,642
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,308
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,555	5,886
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	15	16
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	13,715	14,198
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,080	3,140
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	6,015	6,123
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	3,860	4,090
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,055	13,309
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	211
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,400	1,420
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,048
	King County School District No. 403 Renton GO	4.000%	12/1/39	1,480	1,332
	King County School District No. 403 Renton GO	4.000%	12/1/40	1,750	1,560
	King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,727
128

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	King County School District No. 411 Issaquah GO	3.000%	12/1/30	200	183
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,435	7,333
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	315	324
	King County School District No. 414 Lake Washington GO	4.000%	12/1/27	50	50
	King County School District No. 414 Lake Washington GO	4.000%	12/1/29	55	56
	King County WA GO	4.000%	7/1/30	5,740	5,745
	King County WA GO	5.000%	1/1/32	2,910	3,153
[1]	King County WA Sewer Revenue	5.000%	7/1/24	18,490	18,608
	King County WA Sewer Revenue	4.000%	7/1/33	415	408
	King County WA Sewer Revenue	4.000%	7/1/35	30	29
	King County WA Sewer Revenue	4.000%	7/1/45	15	13
[14]	King County WA Sewer Revenue PUT	0.625%	1/1/24	10,000	9,944
	King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	18,433
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	7,715
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	9,050	9,169
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,417
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,217
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,855	2,920
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	686
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	7,546
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,242
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	680
	Seattle WA Drainage & WastewaterSewer Revenue	4.000%	5/1/44	5	4
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,044
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,076
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	340	297
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	1,891
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/47	30	30
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,160	1,845
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,000	3,030
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	3,000	3,006
	Snohomish County WA GO	2.000%	12/1/31	5,565	4,424
	Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	45	47
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/37	275	254
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	135	123
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	270	243
	Spokane WA GO	4.000%	12/1/31	1,475	1,469
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,375
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	15,945	13,898
	University of Washington College & University Revenue	4.000%	12/1/41	5,015	4,462
	University of Washington College & University Revenue	3.125%	7/1/42	3,010	2,203
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,010
	University of Washington College & University Revenue	3.250%	7/1/43	10	7
	University of Washington College & University Revenue PUT	4.000%	8/1/27	3,700	3,683
	Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	6,295	6,350
[15]	Washington GO	3.700%	11/2/23	20	21
	Washington GO	5.000%	7/1/24	4,105	4,137
	Washington GO	5.000%	7/1/24	635	640
	Washington GO	5.000%	7/1/24	145	146
	Washington GO	5.000%	7/1/24	10,665	10,747
	Washington GO	5.000%	8/1/24	945	953
	Washington GO	5.000%	8/1/24	1,000	1,009
	Washington GO	5.000%	7/1/25	295	299
	Washington GO	5.000%	7/1/25	355	362
	Washington GO	5.000%	7/1/25	2,450	2,497
	Washington GO	5.000%	7/1/25	2,380	2,426
	Washington GO	5.000%	7/1/25	2,200	2,217
	Washington GO	5.000%	7/1/25	10,435	10,636
	Washington GO	5.000%	8/1/25	2,845	2,903
	Washington GO	5.000%	8/1/25	3,200	3,265
	Washington GO	4.000%	7/1/26	2,735	2,730
	Washington GO	4.000%	7/1/26	20,620	20,754
	Washington GO	5.000%	7/1/26	330	338
	Washington GO	5.000%	7/1/26	7,655	7,901
	Washington GO	5.000%	8/1/26	14,650	15,137
	Washington GO	4.000%	7/1/27	2,765	2,793
	Washington GO	5.000%	7/1/27	330	334
129

Tax-Exempt Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington GO	5.000%	7/1/27	2,005	2,029
Washington GO	5.000%	8/1/27	130	134
Washington GO	5.000%	8/1/27	5,425	5,679
Washington GO	5.000%	8/1/27	5,000	5,238
Washington GO	5.000%	2/1/28	2,000	2,105
Washington GO	4.000%	7/1/28	2,005	2,030
Washington GO	5.000%	7/1/28	350	354
Washington GO	5.000%	7/1/28	230	233
Washington GO	5.000%	7/1/28	900	921
Washington GO	5.000%	7/1/28	6,850	6,930
Washington GO	5.000%	8/1/28	235	246
Washington GO	5.000%	8/1/28	1,000	1,045
Washington GO	5.000%	8/1/28	5,000	5,294
Washington GO	4.000%	7/1/29	15,000	15,200
Washington GO	5.000%	7/1/29	390	394
Washington GO	5.000%	7/1/29	65	66
Washington GO	5.000%	8/1/29	10,500	10,775
Washington GO	4.000%	7/1/30	2,250	2,274
Washington GO	5.000%	7/1/30	13,820	13,973
Washington GO	5.000%	7/1/30	205	209
Washington GO	5.000%	7/1/30	2,665	2,694
Washington GO	5.000%	7/1/30	400	431
Washington GO	5.000%	8/1/30	2,310	2,367
Washington GO	5.000%	8/1/30	1,690	1,758
Washington GO	5.000%	8/1/30	2,500	2,601
Washington GO	5.000%	8/1/30	11,000	11,868
Washington GO	4.000%	7/1/31	13,685	13,596
Washington GO	5.000%	7/1/31	3,400	3,437
Washington GO	5.000%	7/1/31	2,000	2,022
Washington GO	5.000%	8/1/31	1,450	1,506
Washington GO	5.000%	8/1/31	2,810	2,876
Washington GO	5.000%	8/1/31	5,580	6,054
Washington GO	5.000%	7/1/32	5,955	6,020
Washington GO	5.000%	7/1/32	5,835	5,942
Washington GO	5.000%	7/1/32	1,700	1,718
Washington GO	5.000%	8/1/32	3,810	3,870
Washington GO	5.000%	8/1/32	5,000	5,165
Washington GO	5.000%	7/1/33	480	485
Washington GO	5.000%	7/1/33	1,870	1,904
Washington GO	5.000%	8/1/33	745	757
Washington GO	5.000%	8/1/33	925	955
Washington GO	5.000%	8/1/33	15	16
Washington GO	5.000%	7/1/34	35	38
Washington GO	5.000%	8/1/34	195	199
Washington GO	5.000%	8/1/34	215	218
Washington GO	5.000%	8/1/34	1,500	1,612
Washington GO	5.000%	8/1/34	25	27
Washington GO	5.000%	2/1/35	4,140	4,388
Washington GO	5.000%	8/1/35	500	515
Washington GO	5.000%	8/1/35	1,715	1,859
Washington GO	5.000%	8/1/35	1,000	1,069
Washington GO	5.000%	8/1/35	60	65
Washington GO	5.000%	2/1/36	45	47
Washington GO	5.000%	8/1/36	1,410	1,426
Washington GO	5.000%	8/1/36	3,070	3,294
Washington GO	5.000%	2/1/37	25	26
Washington GO	5.000%	8/1/37	2,300	2,376
Washington GO	5.000%	8/1/37	8,575	8,653
Washington GO	5.000%	8/1/37	560	565
Washington GO	5.000%	8/1/37	5,000	5,195
Washington GO	5.000%	2/1/38	1,050	1,045
Washington GO	5.000%	6/1/38	2,020	2,096
Washington GO	5.000%	8/1/38	1,500	1,557
Washington GO	5.000%	8/1/38	5,000	5,261
Washington GO	5.000%	2/1/39	2,085	2,172
Washington GO	5.000%	6/1/39	1,100	1,138
Washington GO	5.000%	8/1/39	3,175	3,195
130

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington GO	5.000%	8/1/39	615	620
	Washington GO	5.000%	8/1/39	1,225	1,268
	Washington GO	5.000%	8/1/39	7,500	7,855
	Washington GO	5.000%	2/1/40	1,895	1,966
	Washington GO	5.000%	2/1/40	2,620	2,697
	Washington GO	5.000%	6/1/40	8,275	8,532
	Washington GO	5.000%	8/1/40	675	679
	Washington GO	5.000%	8/1/40	3,105	3,122
	Washington GO	5.000%	8/1/40	1,265	1,305
	Washington GO	5.000%	8/1/40	2,060	2,134
	Washington GO	5.000%	8/1/40	3,875	4,028
	Washington GO	5.000%	8/1/40	7,500	7,821
	Washington GO	5.000%	8/1/40	210	215
	Washington GO	5.000%	2/1/41	6,760	6,987
	Washington GO	5.000%	2/1/41	35	36
	Washington GO	5.000%	2/1/41	50	51
	Washington GO	5.000%	6/1/41	2,685	2,759
	Washington GO	5.000%	8/1/41	2,490	2,570
	Washington GO	5.000%	8/1/41	3,610	3,685
	Washington GO	5.000%	2/1/42	500	508
	Washington GO	5.000%	2/1/42	7,000	7,160
	Washington GO	5.000%	2/1/42	1,500	1,517
	Washington GO	5.000%	2/1/42	15	16
	Washington GO	5.000%	8/1/42	12,070	12,363
	Washington GO	5.000%	8/1/42	10,000	10,333
	Washington GO	5.000%	2/1/43	35	36
	Washington GO	5.000%	8/1/43	1,025	1,042
	Washington GO	5.000%	8/1/43	6,245	6,404
	Washington GO	5.000%	8/1/43	40	41
	Washington GO	5.000%	2/1/44	3,560	3,619
	Washington GO	5.000%	8/1/44	3,295	3,367
	Washington GO	5.000%	6/1/45	1,120	1,136
	Washington GO	5.000%	8/1/45	55	56
	Washington GO	5.000%	2/1/46	2,515	2,551
	Washington GO	5.000%	8/1/46	130	132
	Washington GO	5.000%	2/1/47	11,000	11,157
	Washington GO	5.000%	2/1/48	8,000	8,110
	Washington GO	5.000%	8/1/48	10,000	10,146
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,542
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,200	4,851
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	5,624
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	5,345	3,088
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	658
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	2,920	1,730
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,480	2,631
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,340
	Washington State University College & University Revenue	5.000%	4/1/40	165	165
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	410	341
					865,415
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,205	1,042
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,700	2,719
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	3,330	2,800
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/47	10	10
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	50	51
					6,622
Wisconsin (0.7%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,634
	Green Bay Area Public School District GO	5.000%	4/1/24	12,320	12,377
	Howard-Suamico School District GO	1.750%	3/1/32	4,530	3,529
	Madison Metropolitan School District GO	1.500%	3/1/32	5,255	3,919
	Madison Metropolitan School District GO	1.500%	3/1/33	5,335	3,865
	Madison Metropolitan School District GO	1.625%	3/1/34	5,415	3,853
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	880	893
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/33	6,000	6,071
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	912
131

Tax-Exempt Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	6,000	5,829
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	10,000	9,479
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,342
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,279
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	1,989
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,314
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,551
	Stoughton WI GO	2.375%	4/1/27	1,205	1,113
	West De Pere School District GO	3.000%	4/1/32	2,885	2,448
	Wisconsin Appropriations Revenue Prere.	5.000%	5/1/27	14,560	15,201
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/25	1,110	1,130
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	255	264
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	3,850	1,176
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	688
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	515
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	2,628
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	535	560
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	1,000	1,050
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	95	103
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,075	3,345
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,150	3,456
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,233
	Wisconsin GO	5.000%	5/1/24	1,000	1,006
	Wisconsin GO	5.000%	5/1/24	1,375	1,383
	Wisconsin GO	5.000%	11/1/24	535	542
	Wisconsin GO	5.000%	5/1/25	8,610	8,717
	Wisconsin GO	5.000%	11/1/25	140	143
	Wisconsin GO	5.000%	5/1/26	185	187
	Wisconsin GO	5.000%	11/1/26	70	73
	Wisconsin GO	5.000%	11/1/26	975	1,012
	Wisconsin GO	5.000%	5/1/27	8,500	8,880
	Wisconsin GO	5.000%	11/1/27	5,930	6,168
	Wisconsin GO	5.000%	11/1/27	150	156
	Wisconsin GO	5.000%	5/1/28	5,450	5,514
	Wisconsin GO	5.000%	11/1/28	100	103
	Wisconsin GO	5.000%	11/1/28	220	229
	Wisconsin GO	5.000%	11/1/28	2,210	2,300
	Wisconsin GO	5.000%	11/1/29	1,490	1,530
	Wisconsin GO	5.000%	5/1/30	6,000	6,473
	Wisconsin GO	5.000%	11/1/30	435	453
	Wisconsin GO	5.000%	5/1/31	5,000	5,445
	Wisconsin GO	5.000%	11/1/31	225	234
	Wisconsin GO	5.000%	11/1/31	11,150	11,607
	Wisconsin GO	5.000%	5/1/32	105	115
	Wisconsin GO	5.000%	11/1/32	3,825	3,983
	Wisconsin GO	5.000%	5/1/33	155	171
	Wisconsin GO	5.000%	5/1/34	3,480	3,532
	Wisconsin GO	5.000%	5/1/34	100	110
	Wisconsin GO	5.000%	5/1/35	3,000	3,275
	Wisconsin GO	5.000%	5/1/36	3,070	3,311
	Wisconsin GO	5.000%	5/1/37	2,300	2,452
	Wisconsin GO	5.000%	5/1/38	10,000	10,077
	Wisconsin GO	5.000%	5/1/38	2,000	2,112
	Wisconsin GO	4.000%	5/1/39	2,350	2,137
	Wisconsin GO, Prere.	5.000%	5/1/24	23,880	24,012
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	6,450	5,193
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	3,909
					223,290
Wyoming (0.0%)
[1]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	7,000	5,709
Total Tax-Exempt Municipal Bonds (Cost $32,178,589)					29,980,609
132

Tax-Exempt Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[16]	Vanguard Municipal Cash Management Fund (Cost $409,984)	4.058%	4,099,127	409,995
Total Investments (100.2%) (Cost $32,588,573)				30,390,604
Other Assets and Liabilities—Net (-0.2%)				(53,364)
Net Assets (100%)				30,337,240
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the aggregate value was $22,329,000, representing 0.1% of net assets.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Scheduled principal and interest payments are guaranteed by bank letter of credit.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
See accompanying Notes, which are an integral part of the Financial Statements.
133

Tax-Exempt Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2023
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $32,178,589)	29,980,609
Affiliated Issuers (Cost $409,984)	409,995
Total Investments in Securities	30,390,604
Investment in Vanguard	1,021
Receivables for Investment Securities Sold	10,255
Receivables for Accrued Income	409,535
Receivables for Capital Shares Issued	89,728
Total Assets	30,901,143
Liabilities
Due to Custodian	71
Payables for Investment Securities Purchased	545,412
Payables for Capital Shares Redeemed	15,599
Payables for Distributions	2,130
Payables to Vanguard	691
Total Liabilities	563,903
Net Assets	30,337,240
At October 31, 2023, net assets consisted of:

Paid-in Capital	32,614,995
Total Distributable Earnings (Loss)	(2,277,755)
Net Assets	30,337,240

ETF Shares—Net Assets
Applicable to 595,605,842 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,208,883
Net Asset Value Per Share—ETF Shares	$47.36

Admiral Shares—Net Assets
Applicable to 112,586,349 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,128,357
Net Asset Value Per Share—Admiral Shares	$18.90
See accompanying Notes, which are an integral part of the Financial Statements.
134

Tax-Exempt Bond Index Fund
Statement of Operations

Year Ended October 31, 2023
($000)
Investment Income
Income
Interest[1]	828,986
Total Income	828,986
Expenses
The Vanguard Group—Note B
Investment Advisory Services	609
Management and Administrative— ETF Shares	10,558
Management and Administrative— Admiral Shares	1,773
Marketing and Distribution— ETF Shares	1,502
Marketing and Distribution— Admiral Shares	124
Custodian Fees	199
Auditing Fees	36
Shareholders’ Reports—ETF Shares	428
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	16
Other Expenses	26
Total Expenses	15,281
Expenses Paid Indirectly	(199)
Net Expenses	15,082
Net Investment Income	813,904
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(147,286)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(304,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	362,382
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,741,000, $2,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($65,130,000) of net gain (loss) resulting from in-kind redemptions.
Statement of Changes in Net Assets

	Year Ended October 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	813,904	342,985
Realized Net Gain (Loss)	(147,286)	(151,505)
Change in Unrealized Appreciation (Depreciation)	(304,236)	(2,229,718)
Net Increase (Decrease) in Net Assets Resulting from Operations	362,382	(2,038,238)
Distributions
ETF Shares	(714,018)	(294,126)
Admiral Shares	(60,091)	(24,290)
Total Distributions	(774,109)	(318,416)
Capital Share Transactions
ETF Shares	7,824,998	8,807,204
Admiral Shares	450,276	976,163
Net Increase (Decrease) from Capital Share Transactions	8,275,274	9,783,367
Total Increase (Decrease)	7,863,547	7,426,713
Net Assets
Beginning of Period	22,473,693	15,046,980
End of Period	30,337,240	22,473,693

See accompanying Notes, which are an integral part of the Financial Statements.
135

Tax-Exempt Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$47.58	$54.63	$54.17	$53.52	$50.12
Investment Operations
Net Investment Income[1]	1.423	1.009	.937	1.129	1.262
Net Realized and Unrealized Gain (Loss) on Investments	(.282)	(7.119)	.467	.660	3.380
Total from Investment Operations	1.141	(6.110)	1.404	1.789	4.642
Distributions
Dividends from Net Investment Income	(1.361)	(.940)	(.944)	(1.139)	(1.242)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.361)	(.940)	(.944)	(1.139)	(1.242)
Net Asset Value, End of Period	$47.36	$47.58	$54.63	$54.17	$53.52
Total Return	2.31%	-11.30%	2.60%	3.38%	9.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,209	$20,759	$14,139	$9,397	$6,126
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.87%	1.97%	1.70%	2.10%	2.41%
Portfolio Turnover Rate[3]	23%	23%	11%	8%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$19.00	$21.83	$21.64	$21.38	$20.01
Investment Operations
Net Investment Income[1]	.562	.402	.366	.444	.499
Net Realized and Unrealized Gain (Loss) on Investments	(.115)	(2.856)	.188	.259	1.360
Total from Investment Operations	.447	(2.454)	.554	.703	1.859
Distributions
Dividends from Net Investment Income	(.547)	(.376)	(.364)	(.443)	(.489)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.547)	(.376)	(.364)	(.443)	(.489)
Net Asset Value, End of Period	$18.90	$19.00	$21.83	$21.64	$21.38
Total Return[2]	2.26%	-11.34%	2.56%	3.32%	9.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,128	$1,714	$908	$601	$316
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.83%	1.97%	1.66%	2.06%	2.38%
Portfolio Turnover Rate[4]	23%	23%	11%	8%	18%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees. Effective February 27, 2020, the fund no longer assessed transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Tax-Exempt Bond Index Fund
Notes to Financial Statements
Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.  Security
137

Tax-Exempt Bond Index Fund
transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,021,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended October 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $199,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	29,980,609	—	29,980,609
Temporary Cash Investments	409,995	—	—	409,995
Total	409,995	29,980,609	—	30,390,604
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(65,007)
Total Distributable Earnings (Loss)	65,007
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The
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Tax-Exempt Bond Index Fund
differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	72,588
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(2,194,012)
Capital Loss Carryforwards	(154,312)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,019)
Total	(2,277,755)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	774,109	318,416
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	774,109	318,416
*	Includes short-term capital gains, if any.
As of October 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,584,617
Gross Unrealized Appreciation	20,221
Gross Unrealized Depreciation	(2,214,233)
Net Unrealized Appreciation (Depreciation)	(2,194,012)
F.	During the year ended October 31, 2023, the fund purchased $17,216,715,000 of investment securities and sold $8,673,494,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,621,303,000 and $2,244,144,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2023, such purchases were $72,900,000 and sales were $320,255,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	10,879,908	220,817	13,520,123	269,504
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,054,910)	(61,500)	(4,712,919)	(92,050)
Net Increase (Decrease)—ETF Shares	7,824,998	159,317	8,807,204	177,454
139

Tax-Exempt Bond Index Fund
	Year Ended October 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,755,068	88,981	2,492,651	124,330
Issued in Lieu of Cash Distributions	33,134	1,674	16,148	799
Redeemed	(1,337,926)	(68,295)	(1,532,636)	(76,480)
Net Increase (Decrease)—Admiral Shares	450,276	22,360	976,163	48,649
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no events or transactions occurred subsequent to October 31, 2023, that would require recognition or disclosure in these financial statements.
140

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Municipal Bond Funds and Shareholders of Vanguard Tax-Exempt Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Tax-Exempt Bond Index Fund (one of the funds constituting Vanguard Municipal Bond Funds, hereafter referred to as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2023
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
141

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
142

The “S&P National AMT-Free Municipal Bond Index” (the “Index”) is a product of S&P Dow Jones Indices (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. The Tax-Exempt Bond Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Tax-Exempt Bond Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Tax-Exempt Bond Index Fund particularly or the ability of the S&P National AMT-Free Municipal Bond Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P National AMT-Free Municipal Bond Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P National AMT-Free Municipal Bond Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Tax-Exempt Bond Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of the Tax-Exempt Bond Index Fund into consideration in determining, composing or calculating the S&P National AMT-Free Municipal Bond Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Tax-Exempt Bond Index Fund or the timing of the issuance or sale of the Tax-Exempt Bond Index Fund or in the determination or calculation of the equation by which the Tax-Exempt Bond Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Tax-Exempt Bond Index Fund. There is no assurance that investment products based on the S&P National AMT-Free Municipal Bond Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TAX-EXEMPT BOND INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 205 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg indexes: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q14910 122023

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2023: $224,000
Fiscal Year Ended October 31, 2022: $205,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2023: $9,326,156
Fiscal Year Ended October 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2023: $3,295,934
Fiscal Year Ended October 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended October 31, 2023: $1,678,928
Fiscal Year Ended October 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended October 31, 2023: $25,000
Fiscal Year Ended October 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2023: $1,703,928
Fiscal Year Ended October 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 21, 2023

VANGUARD MUNICIPAL BOND FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 21, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.